UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2016

Item 1. Reports to Stockholders.

Semiannual Report

JANUARY 31, 2016

CLASSIC PROFUNDS

	Investor Class	Service Class
Bull	BLPIX	BLPSX
Mid-Cap	MDPIX	MDPSX
Small-Cap	SLPIX	SLPSX
NASDAQ-100	OTPIX	OTPSX
Large-Cap Value	LVPIX	LVPSX
Large-Cap Growth	LGPIX	LGPSX
Mid-Cap Value	MLPIX	MLPSX
Mid-Cap Growth	MGPIX	MGPSX
Small-Cap Value	SVPIX	SVPSX
Small-Cap Growth	SGPIX	SGPSX
Europe 30	UEPIX	UEPSK

ULTRA PROFUNDS

UltraBull	ULPIX	ULPSX
UltraMid-Cap	UMPIX	UMPSX
UltraSmall-Cap	UAPIX	UAPSX
UltraDow 30	UDPIX	UDPSX
UltraNASDAQ-100	UOPIX	UOPSX
UltraInternational	UNPIX	UNPSX
UltraEmerging Markets	UUPIX	UUPSX
UltraLatin America	UBPIX	UBPSX
UltraChina	UGPIX	UGPSX
UltraJapan	UJPIX	UJPSX

INVERSE PROFUNDS

Bear	BRPIX	BRPSX
Short Small-Cap	SHPIX	SHPSX
Short NASDAQ-100	SOPIX	SOPSX
UltraBear	URPIX	URPSX
UltraShort Mid-Cap	UIPIX	UIPSX
UltraShort Small-Cap	UCPIX	UCPSX
UltraShort Dow 30	UWPIX	UWPSX
UltraShort NASDAQ-100	USPIX	USPSX
UltraShort International	UXPIX	UXPSX
UltraShort Emerging Markets	UVPIX	UVPSX
UltraShort Latin America	UFPIX	UFPSX
UltraShort China	UHPIX	UHPSX
UltraShort Japan	UKPIX	UKPSX

ULTRASECTOR PROFUNDS

Banks	BKPIX	BKPSX
Basic Materials	BMPIX	BMPSX
Biotechnology	BIPIX	BIPSX
Consumer Goods	CNPIX	CNPSX
Consumer Services	CYPIX	CYPSX
Financials	FNPIX	FNPSX
Health Care	HCPIX	HCPSX
Industrials	IDPIX	IDPSX
Internet	INPIX	INPSX
Mobile Telecommunications	WCPIX	WCPSX
Oil & Gas	ENPIX	ENPSX
Oil Equipment, Services & Distribution	OEPIX	OEPSX
Pharmaceuticals	PHPIX	PHPSX
Precious Metals	PMPIX	PMPSX
Real Estate	REPIX	REPSX
Semiconductor	SMPIX	SMPSX
Technology	TEPIX	TEPSX
Telecommunications	TCPIX	TCPSX
Utilities	UTPIX	UTPSX

INVERSE SECTOR PROFUNDS

Short Oil & Gas	SNPIX	SNPSX
Short Precious Metals	SPPIX	SPPSX
Short Real Estate	SRPIX	SRPSX

NON-EQUITY PROFUNDS

U.S. Government Plus	GVPIX	GVPSX
Rising Rates Opportunity 10	RTPIX	RTPSX
Rising Rates Opportunity	RRPIX	RRPSX
Rising U.S. Dollar	RDPIX	RDPSX
Falling U.S. Dollar	FDPIX	FDPSX

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Index Composition
27	Expense Examples

Schedules of Portfolio Investments
34	Bull ProFund
36	Mid-Cap ProFund
42	Small-Cap ProFund
45	NASDAQ-100 ProFund
48	Large-Cap Value ProFund
53	Large-Cap Growth ProFund
58	Mid-Cap Value ProFund
62	Mid-Cap Growth ProFund
66	Small-Cap Value ProFund
73	Small-Cap Growth ProFund
78	Europe 30 ProFund
79	UltraBull ProFund
81	UltraMid-Cap ProFund
87	UltraSmall-Cap ProFund
90	UltraDow 30 ProFund
92	UltraNASDAQ-100 ProFund
95	UltraInternational ProFund
96	UltraEmerging Markets ProFund
98	UltraLatin America ProFund
100	UltraChina ProFund
102	UltraJapan ProFund
103	Bear ProFund
104	Short Small-Cap ProFund
105	Short NASDAQ-100 ProFund
106	UltraBear ProFund
107	UltraShort Mid-Cap ProFund
108	UltraShort Small-Cap ProFund
109	UltraShort Dow 30 ProFund
110	UltraShort NASDAQ-100 ProFund
111	UltraShort International ProFund
112	UltraShort Emerging Markets ProFund
113	UltraShort Latin America ProFund
114	UltraShort China ProFund
115	UltraShort Japan ProFund
116	Banks UltraSector ProFund
118	Basic Materials UltraSector ProFund
120	Biotechnology UltraSector ProFund
122	Consumer Goods UltraSector ProFund
124	Consumer Services UltraSector ProFund
127	Financials UltraSector ProFund
132	Health Care UltraSector ProFund
135	Industrials UltraSector ProFund
139	Internet UltraSector ProFund
141	Mobile Telecommunications UltraSector ProFund
142	Oil & Gas UltraSector ProFund
144	Oil Equipment, Services & Distribution UltraSector ProFund
146	Pharmaceuticals UltraSector ProFund
147	Precious Metals UltraSector ProFund
148	Real Estate UltraSector ProFund
151	Semiconductor UltraSector ProFund
153	Technology UltraSector ProFund
156	Telecommunications UltraSector ProFund
157	Utilities UltraSector ProFund
159	Short Oil & Gas ProFund
160	Short Precious Metals ProFund
161	Short Real Estate ProFund
162	U.S. Government Plus ProFund
163	Rising Rates Opportunity 10 ProFund
164	Rising Rates Opportunity ProFund
165	Rising U.S. Dollar ProFund
167	Falling U.S. Dollar ProFund
169	Statements of Assets and Liabilities
183	Statements of Operations
197	Statements of Changes in Net Assets
223	Financial Highlights
255	Notes to Financial Statements
288	Board Approval of Investment Advisory Agreement

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Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Semiannual Report to shareholders for the six months ended January 31, 2016.

Global Equity Markets Swoon

Equity markets around the world posted declines for the six-month period. U.S. equity markets reversed their multi-year climb, with small cap stocks turning in the worst performance. The S&P 500® was down 6.8%, the Dow® fell 5.7%, the S&P MidCap 400® lost 11.6% % and the Russell 2000® dropped 15.8%. Despite continued strength in the U.S. economy, fears of a global recession, brought on in large part by China’s slowdown and the collapse in oil and commodities prices, prevailed.

Eight of the 10 Dow Jones U.S. Industry Indices declined during the period. Utilities and telecommunications were the only two sectors to deliver positive performance, up 6.0% and 5.8%, respectively. Not surprisingly, materials (which include mining companies) and oil & gas were among the worst performers, declining 14.8% and 14.7%, respectively. Health care also took a beating, falling 14.4%, as did financials, down 11.5%.

Developed markets outside North America and emerging markets suffered steep losses during the six months ended January 31, 2016. The MSCI EAFE Index declined 14.6%, the MSCI Europe Index was down 15.2%, Japan’s Nikkei Index fell 14.3% in U.S. dollar terms, and the BNY Mellon Emerging Markets 50 ADR Index was off 15.2%. Commodity-dependent Latin America was among the worst performing regions, down 26.6%, as measured by the BNY Mellon Latin America 35 ADR Index. The themes behind the stock market declines around the world were the same: China’s slowing economy, the oil and commodities glut, and global recession fears.

The U.S. dollar appreciated further against the basket of major currencies that compose the U.S. Dollar Index®, up 2.3%. This reflects the continued decoupling of the U.S. economy from the economies of most of the rest of the world.

Fixed Income Markets Strong

U.S. fixed income markets reflected the flight to safety that drove markets around the world during the six months ended January 31, 2016. U.S. Treasurys gained across the yield curve, with the Ryan Labs 30 Year Treasury Index up 4.5% and the Ryan Labs 10 Year Treasury Index up 3.1%. Credit markets were a different story. Investment grade credit held up, with the Markit iBoxx® $ Liquid Investment Grade Index down slightly at -0.1%. High yield debt, on the other hand, was punished, down 7.3% as measured by the Markit iBoxx® $ Liquid High Yield Index. The Barclays U.S. Aggregate Bond Index®, a broad measure of U.S. fixed income markets, gained 1.3%.

Thank you for choosing ProFunds. In good times and bad, we offer tools to help you express your view and manage risk, whatever your take on the market. We appreciate the trust and confidence you have placed in us.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

This Page Intentionally Left Blank

Allocation of Portfolio Holdings and Index Composition

4 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Bull ProFund

Investment Objective: The Bull ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Futures Contracts	11%
Swap Agreements	32%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.8%
Alphabet, Inc.	1.5%
Microsoft Corp.	1.5%
Exxon Mobil Corp.	1.1%
Johnson & Johnson	1.0%

S&P 500 — Composition

% of Index
Information Technology	19%
Financials	16%
Health Care	15%
Consumer Discretionary	13%
Consumer Staples	11%
Industrials	10%
Energy	7%
Utilities	3%
Telecommunication Services	3%
Materials	3%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Futures Contracts	18%
Swap Agreements	NM
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

NM                                 Amount is less than 0.50%.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	0.7%
Jarden Corp.	0.7%
UDR, Inc.	0.6%
Foot Locker, Inc.	0.6%
Alaska Air Group, Inc.	0.5%

S&P MidCap 400 — Composition

% of Index
Financials	25%
Information Technology	17%
Industrials	15%
Consumer Discretionary	13%
Health Care	10%
Materials	7%
Utilities	6%
Consumer Staples	4%
Energy	3%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	43%
Futures Contracts	28%
Swap Agreements	28%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
CubeSmart	0.2%
Tyler Technologies, Inc.	0.2%
Leap Wireless International, Inc.	0.2%
Casey’s General Stores, Inc.	0.2%
Piedmont Natural Gas Co., Inc.	0.2%

Russell 2000 Index — Composition

% of Index
Financials	26%
Information Technology	18%
Health Care	14%
Consumer Discretionary	14%
Industrials	12%
Utilities	4%
Materials	4%
Consumer Staples	4%
Energy	3%
Telecommunication Services	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 5

NASDAQ-100 ProFund

Investment Objective: The NASDAQ-100 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	49%
Futures Contracts	13%
Swap Agreements	38%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.4%
Alphabet, Inc.	4.8%
Microsoft Corp.	4.4%
Amazon.com, Inc.	2.7%
Facebook, Inc.	2.5%

NASDAQ-100 Index — Composition

% of Index
Information Technology	57%
Consumer Discretionary	20%
Health Care	13%
Consumer Staples	7%
Industrials	2%
Telecommunication Services	1%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.9%
Berkshire Hathaway, Inc.	2.9%
Wells Fargo & Co.	2.8%
The Procter & Gamble Co.	2.7%
AT&T, Inc.	2.7%

S&P 500 Value Index — Composition

% of Index
Financials	26%
Energy	12%
Health Care	12%
Consumer Staples	11%
Industrials	11%
Information Technology	8%
Consumer Discretionary	7%
Utilities	6%
Telecommunication Services	4%
Materials	3%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.2%
Alphabet, Inc.	5.1%
Microsoft Corp.	5.1%
Facebook, Inc.	2.9%
Amazon.com, Inc.	2.6%

S&P 500 Growth Index — Composition

% of Index
Information Technology	34%
Consumer Discretionary	18%
Health Care	17%
Consumer Staples	10%
Industrials	9%
Financials	8%
Materials	2%
Energy	1%
Telecommunication Services	1%

6 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	102%
Total Exposure	102%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alleghany Corp.	1.2%
Everest Re Group, Ltd.	1.2%
New York Community Bancorp, Inc.	1.1%
Alliant Energy Corp.	1.1%
HollyFrontier Corp.	1.0%

S&P MidCap 400 Value Index — Composition

% of Index
Financials	27%
Industrials	16%
Information Technology	13%
Consumer Discretionary	12%
Utilities	10%
Materials	9%
Energy	6%
Health Care	4%
Consumer Staples	3%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
UDR, Inc.	1.3%
Alaska Air Group, Inc.	1.3%
Mettler-Toledo International, Inc.	1.3%
Acuity Brands, Inc.	1.2%
LKQ Corp.	1.2%

S&P MidCap 400 Growth Index — Composition

% of Index
Financials	25%
Information Technology	21%
Health Care	16%
Consumer Discretionary	15%
Industrials	13%
Materials	4%
Consumer Staples	4%
Utilities	2%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	102%
Total Exposure	102%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Curtiss-Wright Corp.	1.3%
New Jersey Resources Corp.	1.1%
EMCOR Group, Inc.	1.1%
Southwest Gas Corp.	1.0%
The Laclede Group, Inc.	1.0%

S&P SmallCap 600 Value Index — Composition

% of Index
Financials	22%
Industrials	18%
Consumer Discretionary	16%
Information Technology	16%
Utilities	8%
Health Care	6%
Materials	6%
Energy	4%
Consumer Staples	3%
Telecommunication Services	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 7

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Piedmont Natural Gas Co., Inc.	1.6%
ABIOMED, Inc.	1.1%
Heartland Payment Systems, Inc.	1.1%
PrivateBancorp, Inc.	1.0%
Curtiss-Wright Corp.	1.0%

S&P SmallCap 600 Growth Index — Composition

% of Index
Financials	25%
Health Care	20%
Information Technology	17%
Industrials	15%
Consumer Discretionary	13%
Consumer Staples	3%
Materials	3%
Utilities	2%
Energy	1%
Telecommunication Services	1%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HSBC Holdings PLC	5.3%
S.A.P. SE	5.2%
Royal Dutch Shell PLC	5.2%
Unilever N.V.	4.9%
TOTAL S.A.	4.7%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Energy	21%
Information Technology	20%
Financials	14%
Consumer Staples	14%
Health Care	10%
Telecommunication Services	7%
Industrials	6%
Materials	4%
Utilities	4%

Country Composition
United Kingdom	45%
Netherlands	14%
France	12%
Spain	5%
Germany	5%
Other	19%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Futures Contracts	22%
Swap Agreements	104%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.4%
Alphabet, Inc.	1.9%
Microsoft Corp.	1.9%
Exxon Mobil Corp.	1.4%
Johnson & Johnson	1.3%

S&P 500 — Composition

% of Index
Information Technology	19%
Financials	16%
Health Care	15%
Consumer Discretionary	13%
Consumer Staples	11%
Industrials	10%
Energy	7%
Utilities	3%
Telecommunication Services	3%
Materials	3%

8 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Futures Contracts	32%
Swap Agreements	90%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	0.6%
Jarden Corp.	0.6%
UDR, Inc.	0.5%
Foot Locker, Inc.	0.5%
Alaska Air Group, Inc.	0.5%

S&P MidCap 400 — Composition

% of Index
Financials	25%
Information Technology	17%
Industrials	15%
Consumer Discretionary	13%
Health Care	10%
Materials	7%
Utilities	6%
Consumer Staples	4%
Energy	3%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Futures Contracts	19%
Swap Agreements	103%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Tyler Technologies, Inc.	0.3%
CubeSmart	0.3%
Casey’s General Stores, Inc.	0.3%
Piedmont Natural Gas Co., Inc.	0.3%
MarketAxess Holdings, Inc.	0.3%

Russell 2000 Index — Composition

% of Index
Financials	26%
Information Technology	18%
Health Care	14%
Consumer Discretionary	14%
Industrials	12%
Utilities	4%
Materials	4%
Consumer Staples	4%
Energy	3%
Telecommunication Services	1%

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones Industrial Average.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Futures Contracts	7%
Swap Agreements	119%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Goldman Sachs Group, Inc.	4.9%
3M Co.	4.6%
The Home Depot, Inc.	3.8%
International Business Machines Corp.	3.8%
McDonald’s Corp.	3.8%

Dow Jones Industrial Average — Composition

% of Index
Industrials	18%
Consumer Discretionary	17%
Information Technology	17%
Financials	16%
Health Care	13%
Consumer Staples	8%
Energy	7%
Materials	2%
Telecommunication Services	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 9

UltraNASDAQ-100 ProFund

Investment Objective: The UltraNASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Futures Contracts	23%
Swap Agreements	109%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.5%
Alphabet, Inc.	6.6%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Facebook, Inc.	3.5%

NASDAQ-100 Index — Composition

% of Index
Information Technology	57%
Consumer Discretionary	20%
Health Care	13%
Consumer Staples	7%
Industrials	2%
Telecommunication Services	1%

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	24%
Consumer Discretionary	13%
Industrials	13%
Consumer Staples	13%
Health Care	12%
Materials	6%
Information Technology	5%
Telecommunication Services	5%
Energy	5%
Utilities	4%

Country Composition
Japan	23%
United Kingdom	20%
France	10%
Switzerland	9%
Germany	9%
Other	29%

10 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	122%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	8.8%
Alibaba Group Holding, Ltd.	7.9%
China Mobile, Ltd.	6.3%
Baidu, Inc.	4.5%
Infosys Technologies, Ltd.	3.8%

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	37%
Telecommunication Services	18%
Financials	14%
Energy	10%
Consumer Discretionary	7%
Consumer Staples	6%
Materials	3%
Utilities	3%
Industrials	1%
Health Care	1%

Country Composition
China	33%
Taiwan	14%
Brazil	12%
India	11%
Hong Kong	9%
South Korea	8%
Mexico	8%
Other	5%

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	121%
Total Exposure	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
America Movil S.A.B. de C.V.	9.3%
Ambev S.A.	7.9%
Itau Unibanco Holding S.A.	7.4%
Banco Bradesco S.A.	4.6%
Grupo Televisa S.A.B.	4.5%

BNY Mellon Latin America 35 ADR Index — Composition

Industry Breakdown	% of Index
Financials	25%
Consumer Staples	23%
Telecommunication Services	14%
Energy	11%
Materials	8%
Utilities	7%
Industrials	6%
Consumer Discretionary	6%

Country Composition
Brazil	50%
Mexico	32%
Chile	11%
Argentina	4%
Colombia	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 11

UltraChina ProFund

Investment Objective: The UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	7.3%
China Mobile, Ltd.	7.0%
Baidu, Inc.	5.5%
JD.com, Inc.	4.0%
CNOOC, Ltd.	3.5%

BNY Mellon China Select ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	37%
Consumer Discretionary	20%
Telecommunication Services	16%
Energy	14%
Financials	5%
Materials	2%
Utilities	2%
Industrials	2%
Health Care	2%

Country Composition
China	100%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	201%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer Discretionary	23%
Industrials	21%
Information Technology	14%
Health Care	11%
Consumer Staples	10%
Telecommunication Services	8%
Materials	7%
Financials	6%

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(25)%
Swap Agreements	(74)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Information Technology	19%
Financials	16%
Health Care	15%
Consumer Discretionary	13%
Consumer Staples	11%
Industrials	10%
Energy	7%
Utilities	3%
Telecommunication Services	3%
Materials	3%

12 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(13)%
Swap Agreements	(87)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	26%
Information Technology	18%
Health Care	14%
Consumer Discretionary	14%
Industrials	12%
Utilities	4%
Materials	4%
Consumer Staples	4%
Energy	3%
Telecommunication Services	1%

Short NASDAQ-100 ProFund

Investment Objective: The Short NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(2)%
Swap Agreements	(98)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	57%
Consumer Discretionary	20%
Health Care	13%
Consumer Staples	7%
Industrials	2%
Telecommunication Services	1%

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(3)%
Swap Agreements	(195)%
Total Exposure	(198)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Information Technology	19%
Financials	16%
Health Care	15%
Consumer Discretionary	13%
Consumer Staples	11%
Industrials	10%
Energy	7%
Utilities	3%
Telecommunication Services	3%
Materials	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 13

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(2)%
Swap Agreements	(198)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financials	25%
Information Technology	17%
Industrials	15%
Consumer Discretionary	13%
Health Care	10%
Materials	7%
Utilities	6%
Consumer Staples	4%
Energy	3%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(186)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	26%
Information Technology	18%
Health Care	14%
Consumer Discretionary	14%
Industrials	12%
Utilities	4%
Materials	4%
Consumer Staples	4%
Energy	3%
Telecommunication Services	1%

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(12)%
Swap Agreements	(186)%
Total Exposure	(198)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	18%
Consumer Discretionary	17%
Information Technology	17%
Financials	16%
Health Care	13%
Consumer Staples	8%
Energy	7%
Materials	2%
Telecommunication Services	2%

14 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraShort NASDAQ-100 ProFund

Investment Objective: The UltraShort NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(180)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	57%
Consumer Discretionary	20%
Health Care	13%
Consumer Staples	7%
Industrials	2%
Telecommunication Services	1%

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	24%
Consumer Discretionary	13%
Industrials	13%
Consumer Staples	13%
Health Care	12%
Materials	6%
Information Technology	5%
Telecommunication Services	5%
Energy	5%
Utilities	4%

Country Composition
Japan	23%
United Kingdom	20%
France	10%
Switzerland	9%
Germany	9%
Other	29%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 15

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	37%
Telecommunication Services	18%
Financials	14%
Energy	10%
Consumer Discretionary	7%
Consumer Staples	6%
Materials	3%
Utilities	3%
Industrials	1%
Health Care	1%

Country Composition
China	33%
Taiwan	14%
Brazil	12%
India	11%
Hong Kong	9%
South Korea	8%
Mexico	8%
Other	5%

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(197)%
Total Exposure	(197)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Latin America 35 ADR Index — Composition

Industry Breakdown	% of Index
Financials	25%
Consumer Staples	23%
Telecommunication Services	14%
Energy	11%
Materials	8%
Utilities	7%
Industrials	6%
Consumer Discretionary	6%

Country Composition
Brazil	50%
Mexico	32%
Chile	11%
Argentina	4%
Colombia	3%

UltraShort China ProFund

Investment Objective: The UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon China Select ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	37%
Consumer Discretionary	20%
Telecommunication Services	16%
Energy	14%
Financials	5%
Materials	2%
Utilities	2%
Industrials	2%
Health Care	2%

Country Composition
China	100%

16 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer Discretionary	23%
Industrials	21%
Information Technology	14%
Health Care	11%
Consumer Staples	10%
Telecommunication Services	8%
Materials	7%
Financials	6%

Banks UltraSector ProFund

Investment Objective: The Banks Ultrasector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	15.8%
JPMorgan Chase & Co.	14.8%
Bank of America Corp.	10.0%
Citigroup, Inc.	8.6%
U.S. Bancorp	4.5%

Dow Jones U.S. Banks Index — Composition

% of Index
Diversified Banks	73%
Regional Banks	26%
Thrifts & Mortgage Finance	1%

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	75%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Dow Chemical Co.	7.9%
E.I. du Pont de Nemours & Co.	7.6%
Monsanto Co.	6.8%
Ecolab, Inc.	4.9%
Praxair, Inc.	4.8%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	86%
Metals & Mining	13%
Paper & Forest Products	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 17

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	75%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	12.8%
Amgen, Inc.	12.4%
AbbVie, Inc.	9.6%
Celgene Corp.	8.4%
Biogen, Inc.	6.5%

Dow Jones U.S. Biotechnology Index — Composition

% of Index
Biotechnology	95%
Life Sciences Tools & Services	5%

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of ther Dow Jones U.S. Consumer Goods Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	7.7%
The Coca-Cola Co.	5.8%
PepsiCo, Inc.	5.0%
Philip Morris International, Inc.	4.8%
Altria Group, Inc.	4.2%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Food Beverage & Tobacco	51%
Household & Personal Products	19%
Consumer Durables & Apparel	15%
Automobiles & Components	11%
Software & Services	2%
Capital Goods	2%

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	6.1%
The Home Depot, Inc.	4.3%
The Walt Disney Co.	3.9%
Comcast Corp.	3.7%
McDonald’s Corp.	3.0%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
Retailing	37%
Media	23%
Consumer Services	16%
Food & Staples Retailing	15%
Transportation	5%
Health Care Equipment & Services	3%
Commercial & Professional Services	1%

18 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	4.8%
Wells Fargo & Co.	4.6%
JPMorgan Chase & Co.	4.3%
Bank of America Corp.	2.9%
Visa, Inc.	2.8%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	31%
Diversified Financials	24%
Real Estate	22%
Insurance	16%
Software & Services	7%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	79%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	7.7%
Pfizer, Inc.	5.0%
Merck & Co., Inc.	3.8%
Gilead Sciences, Inc.	3.2%
Amgen, Inc.	3.1%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals	38%
Biotechnology	25%
Health Care Equipment & Supplies	17%
Health Care Providers & Services	16%
Life Sciences Tools & Services	4%

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	8.5%
3M Co.	2.9%
Honeywell International, Inc.	2.5%
The Boeing Co.	2.3%
United Technologies Corp.	2.3%

Dow Jones U.S. Industrials Index — Composition

% of Index
Capital Goods	59%
Software & Services	13%
Transportation	11%
Materials	6%
Commercial & Professional Services	6%
Technology Hardware & Equipment	4%
Pharmaceuticals, Biotechnology	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 19

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half (1.5x) the daily performance of the Dow Jones Internet Composite Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Facebook, Inc.	9.3%
Alphabet, Inc.	8.6%
Amazon.com, Inc.	7.7%
PayPal Holdings, Inc.	4.0%
salesforce.com, Inc.	3.7%

Dow Jones Internet Composite Index — Composition

% of Index
Internet Software & Services	51%
Internet & Catalog Retail	20%
Software	10%
IT Services	5%
Communications Equipment	5%
Capital Markets	4%
Health Care Technology	3%
Diversified Telecommunication	1%
Diversified Consumer Services	1%

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Swap Agreements	95%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
SBA Communications Corp.	24.4%
T-Mobile U.S., Inc.	21.8%
Sprint Corp.	4.7%
Telephone & Data Systems, Inc.	4.3%

Dow Jones U.S. Mobile Telecommunications Index — Composition

% of Index
Wireless Telecommunication Services	56%
Diversified Telecommunication	44%

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	18.9%
Chevron Corp.	9.5%
Schlumberger, Ltd.	5.3%
Occidental Petroleum Corp.	3.1%
ConocoPhillips	2.8%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	83%
Energy Equipment & Services	17%

20 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Oil Equipment, Services & Distribution UltraSector ProFund

Investment Objective: The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	23.0%
Kinder Morgan, Inc.	7.6%
Halliburton Co.	6.9%
Baker Hughes, Inc.	4.8%
Spectra Energy Corp.	4.6%

Dow Jones U.S. Oil Equipment, Services & Distribution Index — Composition

% of Index
Energy Equipment & Services	72%
Oil, Gas & Consumable Fuels	26%
Electric Utilities	2%

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	89%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	17.2%
Pfizer, Inc.	11.2%
Merck & Co., Inc.	8.4%
Allergan PLC	6.7%
Bristol-Myers Squibb Co.	6.2%

Dow Jones U.S. Pharmaceuticals Index — Composition

% of Index
Pharmaceuticals	100%

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	85%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Barrick Gold Corp.	9.7%
Newmont Mining Corp.	8.9%
Goldcorp, Inc.	7.9%
Franco-Nevada Corp.	5.8%
Randgold Resources, Ltd.	5.4%

Dow Jones Precious Metals Index — Composition

% of Index
Gold	88%
Silver	9%
Precious Metals & Minerals	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 21

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	83%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	4.7%
American Tower Corp.	3.3%
Public Storage	3.1%
Crown Castle International Corp.	2.4%
Equity Residential	2.3%

Dow Jones U.S. Real Estate Index — Composition

% of Index
Real Estate Investment Trusts	97%
Real Estate Management & Development	3%

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	79%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	23.4%
Texas Instruments, Inc.	8.6%
Avago Technologies, Ltd.	8.3%
Applied Materials, Inc.	3.2%
Analog Devices, Inc.	2.7%

Dow Jones U.S. Semiconductors Index — Composition

% of Index
Semiconductors & Semiconductor	99%
Technology Hardware & Equipment	1%

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	12.0%
Alphabet, Inc.	10.1%
Microsoft Corp.	9.8%
Facebook, Inc.	5.7%
Intel Corp.	3.3%

Dow Jones U.S. Technology Index — Composition

% of Index
Software & Services	55%
Technology Hardware & Equipment	28%
Semiconductors & Semiconductor	16%
Health Care Equipment & Services	1%

22 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Swap Agreements	97%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.0%
Verizon Communications, Inc.	22.0%
Level 3 Communications, Inc.	1.5%
CenturyLink, Inc.	1.5%
SBA Communications Corp.	1.3%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Diversified Telecommunication	97%
Wireless Telecommunication Services	3%

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	85%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	4.9%
NextEra Energy, Inc.	4.8%
The Southern Co.	4.2%
Dominion Resources, Inc.	4.0%
American Electric Power Co., Inc.	2.8%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electric Utilities	53%
Multi-Utilities	35%
Gas Utilities	7%
Water Utilities	3%
Independent Power and Renewable	2%

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	83%
Energy Equipment & Services	17%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 23

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

% of Index
Gold	88%
Silver	9%
Precious Metals & Minerals	3%

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index — Composition

% of Index
Real Estate Investment Trusts	97%
Real Estate Management & Development	3%

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	12%
Swap Agreements	113%
Total Exposure	125%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

24 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(123)%
Total Exposure	(123)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of currencies included in the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 25

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks investment results, before fees and expenses, that correspond to the performance of the basket of currencies included in the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

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Expense Examples

28 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution fees and service (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended January 31, 2016.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended January 31, 2016.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Expenses Paid During Period*	Ending Account Value 1/31/16	Expenses Paid During Period*
Bull ProFund — Investor	1.51%	$1,000.00	$923.80	$7.30	$1,017.55	$7.66
Bull ProFund — Service	2.51%	1,000.00	919.10	12.11	1,012.52	12.70
Mid-Cap ProFund — Investor	1.67%	1,000.00	875.60	7.87	1,016.74	8.47
Mid-Cap ProFund — Service	2.67%	1,000.00	871.00	12.56	1,011.71	13.50
Small-Cap ProFund — Investor	1.82%	1,000.00	840.60	8.42	1,015.99	9.22
Small-Cap ProFund — Service	2.82%	1,000.00	836.80	13.02	1,010.96	14.25
NASDAQ-100 ProFund — Investor	1.51%	1,000.00	927.80	7.32	1,017.55	7.66
NASDAQ-100 ProFund — Service	2.51%	1,000.00	923.10	12.13	1,012.52	12.70
Large-Cap Value ProFund — Investor	1.78%	1,000.00	915.70	8.57	1,016.19	9.02
Large-Cap Value ProFund — Service	2.78%	1,000.00	911.10	13.35	1,011.16	14.05
Large-Cap Growth ProFund — Investor	1.75%	1,000.00	930.80	8.49	1,016.34	8.87
Large-Cap Growth ProFund — Service	2.75%	1,000.00	926.20	13.31	1,011.31	13.90
Mid-Cap Value ProFund — Investor	1.78%	1,000.00	880.90	8.42	1,016.19	9.02
Mid-Cap Value ProFund — Service	2.78%	1,000.00	876.30	13.11	1,011.16	14.05
Mid-Cap Growth ProFund — Investor	1.77%	1,000.00	874.80	8.34	1,016.24	8.97
Mid-Cap Growth ProFund — Service	2.77%	1,000.00	870.20	13.02	1,011.21	14.00
Small-Cap Value ProFund — Investor	1.91%	1,000.00	886.50	9.06	1,015.53	9.68
Small-Cap Value ProFund — Service	2.91%	1,000.00	882.20	13.77	1,010.51	14.71
Small-Cap Growth ProFund — Investor	1.78%	1,000.00	876.30	8.40	1,016.19	9.02
Small-Cap Growth ProFund — Service	2.78%	1,000.00	871.80	13.08	1,011.16	14.05
Europe 30 ProFund — Investor	1.78%	1,000.00	846.90	8.26	1,016.19	9.02
Europe 30 ProFund — Service	2.78%	1,000.00	843.30	12.88	1,011.16	14.05
UltraBull ProFund — Investor	1.46%	1,000.00	840.90	6.76	1,017.80	7.41
UltraBull ProFund — Service	2.46%	1,000.00	837.00	11.36	1,012.77	12.45
UltraMid-Cap ProFund — Investor	1.50%	1,000.00	758.30	6.63	1,017.60	7.61
UltraMid-Cap ProFund — Service	2.50%	1,000.00	754.60	11.03	1,012.57	12.65
UltraSmall-Cap ProFund — Investor	1.60%	1,000.00	685.80	6.78	1,017.09	8.11
UltraSmall-Cap ProFund — Service	2.60%	1,000.00	682.20	10.99	1,012.07	13.15
UltraDow 30 ProFund — Investor	1.74%	1,000.00	860.40	8.14	1,016.39	8.82

Expense Examples (unaudited) :: 29

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Expenses Paid During Period*	Ending Account Value 1/31/16	Expenses Paid During Period*
UltraDow 30 ProFund — Service	2.74%	$1,000.00	$856.10	$12.78	$1,011.36	$13.85
UltraNASDAQ-100 ProFund — Investor	1.47%	1,000.00	844.10	6.81	1,017.75	7.46
UltraNASDAQ-100 ProFund — Service	2.47%	1,000.00	839.70	11.42	1,012.72	12.50
UltraInternational ProFund — Investor	1.72%	1,000.00	716.90	7.42	1,016.49	8.72
UltraInternational ProFund — Service	2.72%	1,000.00	713.10	11.71	1,011.46	13.75
UltraEmerging Markets ProFund — Investor	1.76%	1,000.00	688.30	7.47	1,016.29	8.92
UltraEmerging Markets ProFund — Service	2.76%	1,000.00	684.10	11.68	1,011.26	13.95
UltraLatin America ProFund — Investor	1.77%	1,000.00	503.20	6.69	1,016.24	8.97
UltraLatin America ProFund — Service	2.77%	1,000.00	500.40	10.45	1,011.21	14.00
UltraChina ProFund — Investor	1.73%	1,000.00	718.10	7.47	1,016.44	8.77
UltraChina ProFund — Service	2.73%	1,000.00	714.90	11.77	1,011.41	13.80
UltraJapan ProFund — Investor	1.70%	1,000.00	715.20	7.33	1,016.59	8.62
UltraJapan ProFund — Service	2.45%	1,000.00	712.50	10.55	1,012.82	12.40
Bear ProFund — Investor	1.51%	1,000.00	1,044.80	7.76	1,017.55	7.66
Bear ProFund — Service	2.51%	1,000.00	1,039.70	12.87	1,012.52	12.70
Short Small-Cap ProFund — Investor	1.71%	1,000.00	1,148.70	9.24	1,016.54	8.67
Short Small-Cap ProFund — Service	2.71%	1,000.00	1,142.90	14.60	1,011.51	13.70
Short NASDAQ-100 ProFund — Investor	1.78%	1,000.00	1,021.00	9.04	1,016.19	9.02
Short NASDAQ-100 ProFund — Service	2.78%	1,000.00	1,016.70	14.09	1,011.16	14.05
UltraBear ProFund — Investor	1.62%	1,000.00	1,079.70	8.47	1,016.99	8.21
UltraBear ProFund — Service	2.62%	1,000.00	1,074.30	13.66	1,011.97	13.25
UltraShort Mid-Cap ProFund — Investor	1.78%	1,000.00	1,193.70	9.82	1,016.19	9.02
UltraShort Mid-Cap ProFund — Service	2.78%	1,000.00	1,185.50	15.27	1,011.16	14.05
UltraShort Small-Cap ProFund — Investor	1.78%	1,000.00	1,299.00	10.29	1,016.19	9.02
UltraShort Small-Cap ProFund — Service	2.78%	1,000.00	1,292.10	16.02	1,011.16	14.05
UltraShort Dow 30 ProFund — Investor	1.78%	1,000.00	1,056.90	9.20	1,016.19	9.02
UltraShort Dow 30 ProFund — Service	2.78%	1,000.00	1,049.20	14.32	1,011.16	14.05
UltraShort NASDAQ-100 ProFund — Investor	1.67%	1,000.00	1,042.40	8.57	1,016.74	8.47
UltraShort NASDAQ-100 ProFund — Service	2.67%	1,000.00	1,037.00	13.67	1,011.71	13.50
UltraShort International ProFund — Investor	1.72%	1,000.00	1,244.80	9.71	1,016.49	8.72
UltraShort International ProFund — Service	2.72%	1,000.00	1,238.40	15.30	1,011.46	13.75
UltraShort Emerging Markets ProFund — Investor	1.78%	1,000.00	1,244.50	10.04	1,016.19	9.02
UltraShort Emerging Markets ProFund — Service	2.78%	1,000.00	1,239.00	15.65	1,011.16	14.05
UltraShort Latin America ProFund — Investor	1.78%	1,000.00	1,582.30	11.55	1,016.19	9.02
UltraShort Latin America ProFund — Service	2.78%	1,000.00	1,575.30	18.00	1,011.16	14.05
UltraShort China ProFund — Investor	1.78%	1,000.00	1,117.90	9.48	1,016.19	9.02
UltraShort China ProFund — Service	2.78%	1,000.00	1,112.50	14.76	1,011.16	14.05
UltraShort Japan ProFund — Investor	1.78%	1,000.00	1,162.70	9.68	1,016.19	9.02
UltraShort Japan ProFund — Service	2.78%	1,000.00	1,156.80	15.07	1,011.16	14.05

30 :: Expense Examples (unaudited)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Expenses Paid During Period*	Ending Account Value 1/31/16	Expenses Paid During Period*
Banks UltraSector ProFund — Investor	1.74%	$1,000.00	$750.10	$7.65	$1,016.39	$8.82
Banks UltraSector ProFund — Service	2.74%	1,000.00	746.10	12.03	1,011.36	13.85
Basic Materials UltraSector ProFund — Investor	1.77%	1,000.00	770.30	7.88	1,016.24	8.97
Basic Materials UltraSector ProFund — Service	2.77%	1,000.00	766.40	12.30	1,011.21	14.00
Biotechnology UltraSector ProFund — Investor	1.48%	1,000.00	633.10	6.08	1,017.70	7.51
Biotechnology UltraSector ProFund — Service	2.48%	1,000.00	630.00	10.16	1,012.67	12.55
Consumer Goods UltraSector ProFund — Investor	1.73%	1,000.00	974.70	8.59	1,016.44	8.77
Consumer Goods UltraSector ProFund — Service	2.73%	1,000.00	969.80	13.52	1,011.41	13.80
Consumer Services UltraSector ProFund — Investor	1.60%	1,000.00	864.70	7.50	1,017.09	8.11
Consumer Services UltraSector ProFund — Service	2.60%	1,000.00	860.40	12.16	1,012.07	13.15
Financials UltraSector ProFund — Investor	1.76%	1,000.00	815.10	8.03	1,016.29	8.92
Financials UltraSector ProFund — Service	2.76%	1,000.00	811.30	12.57	1,011.26	13.95
Health Care UltraSector ProFund — Investor	1.59%	1,000.00	775.80	7.10	1,017.14	8.06
Health Care UltraSector ProFund — Service	2.59%	1,000.00	771.80	11.54	1,012.12	13.10
Industrials UltraSector ProFund — Investor	1.83%	1,000.00	877.70	8.64	1,015.94	9.27
Industrials UltraSector ProFund — Service	2.83%	1,000.00	873.50	13.33	1,010.91	14.30
Internet UltraSector ProFund — Investor	1.49%	1,000.00	859.10	6.96	1,017.65	7.56
Internet UltraSector ProFund — Service	2.49%	1,000.00	854.60	11.61	1,012.62	12.60
Mobile Telecommunications UltraSector ProFund — Investor	1.78%	1,000.00	807.80	8.09	1,016.19	9.02
Mobile Telecommunications UltraSector ProFund — Service	2.78%	1,000.00	803.90	12.61	1,011.16	14.05
Oil & Gas UltraSector ProFund — Investor	1.55%	1,000.00	764.30	6.87	1,017.34	7.86
Oil & Gas UltraSector ProFund — Service	2.55%	1,000.00	760.30	11.28	1,012.32	12.90
Oil Equipment, Services & Distribution UltraSector ProFund — Investor	1.78%	1,000.00	600.90	7.16	1,016.19	9.02
Oil Equipment, Services & Distribution UltraSector ProFund — Service	2.78%	1,000.00	597.30	11.16	1,011.16	14.05
Pharmaceuticals UltraSector ProFund — Investor	1.73%	1,000.00	851.70	8.05	1,016.44	8.77
Pharmaceuticals UltraSector ProFund — Service	2.73%	1,000.00	847.60	12.68	1,011.41	13.80
Precious Metals UltraSector ProFund — Investor	1.64%	1,000.00	1,006.40	8.27	1,016.89	8.31
Precious Metals UltraSector ProFund — Service	2.64%	1,000.00	999.50	13.27	1,011.86	13.35
Real Estate UltraSector ProFund — Investor	1.71%	1,000.00	962.50	8.44	1,016.54	8.67
Real Estate UltraSector ProFund — Service	2.71%	1,000.00	957.50	13.33	1,011.51	13.70
Semiconductor UltraSector ProFund — Investor	1.70%	1,000.00	988.30	8.50	1,016.59	8.62

Expense Examples (unaudited) :: 31

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Expenses Paid During Period*	Ending Account Value 1/31/16	Expenses Paid During Period*
Semiconductor UltraSector ProFund — Service	2.70%	$1,000.00	$983.40	$13.46	$1,011.56	$13.65
Technology UltraSector ProFund — Investor	1.77%	1,000.00	911.30	8.50	1,016.24	8.97
Technology UltraSector ProFund — Service	2.77%	1,000.00	907.00	13.28	1,011.21	14.00
Telecommunications UltraSector ProFund — Investor	1.96%	1,000.00	1,066.70	10.18	1,015.28	9.93
Telecommunications UltraSector ProFund — Service	2.96%	1,000.00	1,061.00	15.33	1,010.26	14.96
Utilities UltraSector ProFund — Investor	1.77%	1,000.00	1,070.70	9.21	1,016.24	8.97
Utilities UltraSector ProFund — Service	2.77%	1,000.00	1,065.40	14.38	1,011.21	14.00
Short Oil & Gas ProFund — Investor	1.82%	1,000.00	1,100.10	9.61	1,015.99	9.22
Short Oil & Gas ProFund — Service	2.82%	1,000.00	1,092.90	14.84	1,010.96	14.25
Short Precious Metals ProFund — Investor	1.75%	1,000.00	824.20	8.02	1,016.34	8.87
Short Precious Metals ProFund — Service	2.75%	1,000.00	819.70	12.58	1,011.31	13.90
Short Real Estate ProFund — Investor	1.78%	1,000.00	985.20	8.88	1,016.19	9.02
Short Real Estate ProFund — Service	2.78%	1,000.00	980.90	13.84	1,011.16	14.05
U.S. Government Plus ProFund — Investor	1.30%	1,000.00	1,046.80	6.69	1,018.60	6.60
U.S. Government Plus ProFund — Service	2.30%	1,000.00	1,041.30	11.80	1,013.57	11.64
Rising Rates Opportunity 10 ProFund — Investor	1.57%	1,000.00	958.20	7.73	1,017.24	7.96
Rising Rates Opportunity 10 ProFund — Service	2.57%	1,000.00	953.70	12.62	1,012.22	13.00
Rising Rates Opportunity ProFund — Investor	1.51%	1,000.00	928.10	7.32	1,017.55	7.66
Rising Rates Opportunity ProFund — Service	2.51%	1,000.00	922.10	12.13	1,012.52	12.70
Rising U.S. Dollar ProFund — Investor	1.56%	1,000.00	1,015.10	7.90	1,017.29	7.91
Rising U.S. Dollar ProFund — Service	2.56%	1,000.00	1,009.70	12.93	1,012.27	12.95
Falling U.S. Dollar ProFund — Investor	1.78%	1,000.00	966.90	8.80	1,016.19	9.02
Falling U.S. Dollar ProFund — Service	2.78%	1,000.00	961.50	13.71	1,011.16	14.05

*                                         Expenses are equal to the average account value multiplied by the ProFund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

This Page Intentionally Left Blank

Schedules of Portfolio Investments

34 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (56.5%)

	Percentage of Net Assets	Shares	Value
3M Co. (Industrial Conglomerates)	0.3%	2,205	$332,955
AbbVie, Inc. (Biotechnology)	0.3%	5,895	323,636
Allergan PLC* (Pharmaceuticals)*	0.4%	1,395	396,780
Alphabet, Inc.—Class C* (Internet Software & Services)*	0.7%	1,080	802,386
Alphabet, Inc.—Class A* (Internet Software & Services)*	0.7%	1,035	787,997
Altria Group, Inc. (Tobacco)	0.4%	7,065	431,742
Amazon.com, Inc.* (Internet & Catalog Retail)*	0.8%	1,395	818,865
Amgen, Inc. (Biotechnology)	0.4%	2,700	412,371
Apple, Inc. (Technology Hardware, Storage & Peripherals)	1.8%	20,025	1,949,233
AT&T, Inc. (Diversified Telecommunication Services)	0.7%	22,095	796,746
Bank of America Corp. (Banks)	0.5%	37,440	529,402
Berkshire Hathaway, Inc.— Class B* (Diversified Financial Services)*	0.8%	6,750	875,948
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	5,985	372,028
Celgene Corp.* (Biotechnology)*	0.3%	2,835	284,407
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.5%	6,750	583,672
Cisco Systems, Inc. (Communications Equipment)	0.4%	18,270	434,643
Citigroup, Inc. (Banks)	0.4%	10,710	456,032
Comcast Corp.—Class A (Media)	0.5%	8,775	488,855
CVS Health Corp. (Food & Staples Retailing)	0.4%	3,960	382,496
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.1%	14,985	1,166,581
Facebook, Inc.—Class A* (Internet Software & Services)*	0.9%	8,145	913,949
General Electric Co. (Industrial Conglomerates)	0.9%	33,930	987,362
Gilead Sciences, Inc. (Biotechnology)	0.4%	5,175	429,525
Honeywell International, Inc. (Aerospace & Defense)	0.3%	2,790	287,927
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.5%	16,965	526,255
International Business Machines Corp. (IT Services)	0.4%	3,195	398,703
Johnson & Johnson (Pharmaceuticals)	1.0%	9,945	1,038,655
JPMorgan Chase & Co. (Banks)	0.7%	13,230	787,185
MasterCard, Inc.—Class A (IT Services)	0.3%	3,555	316,502
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.4%	3,285	406,618
Medtronic PLC (Health Care Equipment & Supplies)	0.3%	5,040	382,636
Merck & Co., Inc. (Pharmaceuticals)	0.5%	10,035	508,473
Microsoft Corp. (Software)	1.5%	28,710	1,581,635
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	0.3%	4,860	301,368
Oracle Corp. (Software)	0.4%	11,520	418,291
PepsiCo, Inc. (Beverages)	0.5%	5,220	518,346
Pfizer, Inc. (Pharmaceuticals)	0.6%	22,185	676,421
Philip Morris International, Inc. (Tobacco)	0.5%	5,580	502,255
Schlumberger, Ltd. (Energy Equipment & Services)	0.3%	4,545	328,467
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.3%	5,355	325,424
The Coca-Cola Co. (Beverages)	0.6%	14,085	604,529
The Home Depot, Inc. (Specialty Retail)	0.5%	4,545	571,580
The Procter & Gamble Co. (Household Products)	0.7%	9,765	797,703
The Walt Disney Co. (Media)	0.5%	5,490	526,051
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.4%	3,420	393,846
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.7%	14,625	730,811
Visa, Inc.—Class A (IT Services)	0.5%	7,020	522,919
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.4%	5,625	373,275
Wells Fargo & Co. (Banks)	0.8%	16,695	838,589
Other Common Stocks	29.1%	615,646	31,411,508
TOTAL COMMON STOCKS (Cost $43,775,888)			61,033,583

Repurchase Agreements(a)(b) (39.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $42,963,993	$42,963,000	$42,963,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,963,000)		42,963,000
TOTAL INVESTMENT SECURITIES (Cost $86,738,888)—96.3%		103,996,583
Net other assets (liabilities)—3.7%		3,975,915
NET ASSETS—100.0%		$107,972,498

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $3,939,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 35

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	123	3/21/16	$11,877,188	$(416,938)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/29/16	0.80%	$22,179,145	$657,364
S&P 500	UBS AG	2/29/16	0.75%	12,813,213	319,911
				$34,992,358	$977,275

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Bull ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets

Aerospace & Defense	$1,531,401	1.4%
Air Freight & Logistics	422,953	0.4%
Airlines	366,498	0.3%
Auto Components	198,855	0.2%
Automobiles	344,820	0.3%
Banks	3,465,721	3.3%
Beverages	1,478,859	1.4%
Biotechnology	2,061,839	1.9%
Building Products	53,865	NM
Capital Markets	1,169,302	1.1%
Chemicals	1,203,651	1.1%
Commercial Services & Supplies	264,988	0.2%
Communications Equipment	812,733	0.8%
Construction & Engineering	50,814	NM
Construction Materials	71,915	0.1%
Consumer Finance	456,498	0.4%
Containers & Packaging	173,154	0.2%
Distributors	46,532	NM
Diversified Consumer Services	29,113	NM
Diversified Financial Services	1,277,513	1.2%
Diversified Telecommunication Services	1,647,449	1.5%
Electric Utilities	1,171,664	1.1%
Electrical Equipment	279,227	0.3%
Electronic Equipment, Instruments & Components	229,536	0.2%
Energy Equipment & Services	648,673	0.6%
Food & Staples Retailing	1,491,979	1.4%
Food Products	1,103,318	1.0%
Gas Utilities	28,602	NM
Health Care Equipment & Supplies	1,321,440	1.2%
Health Care Providers & Services	1,621,180	1.5%
Health Care Technology	62,651	0.1%
Hotels, Restaurants & Leisure	1,163,123	1.1%
Household Durables	242,852	0.2%
Household Products	1,279,961	1.2%
Independent Power and Renewable Electricity Producers	35,055	NM
Industrial Conglomerates	1,570,723	1.5%
Insurance	1,636,065	1.5%
Internet & Catalog Retail	1,219,034	1.1%
Internet Software & Services	2,744,820	2.5%
IT Services	2,251,012	2.1%
Leisure Products	63,605	0.1%
Life Sciences Tools & Services	377,261	0.3%
Machinery	723,383	0.7%
Media	1,919,820	1.8%
Metals & Mining	136,926	0.1%
Multiline Retail	410,249	0.4%
Multi-Utilities	777,337	0.7%
Oil, Gas & Consumable Fuels	3,409,367	3.2%
Personal Products	69,053	0.1%
Pharmaceuticals	3,563,954	3.4%
Professional Services	180,071	0.2%
Real Estate Investment Trusts	1,752,111	1.6%
Real Estate Management & Development	28,949	NM
Road & Rail	438,438	0.4%
Semiconductors & Semiconductor Equipment	1,415,731	1.3%
Software	2,742,829	2.5%
Specialty Retail	1,605,414	1.5%
Technology Hardware, Storage & Peripherals	2,420,088	2.2%
Textiles, Apparel & Luxury Goods	585,933	0.5%
Tobacco	1,082,349	1.0%
Trading Companies & Distributors	101,327	0.1%
Other**	46,938,915	43.5%
Total	$107,972,498	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

36 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (81.6%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	720	$5,767
A.O. Smith Corp. (Building Products)	528	36,881
Aaron’s, Inc. (Specialty Retail)	432	9,884
Abercrombie & Fitch Co.—Class A (Specialty Retail)	480	12,595
ACI Worldwide, Inc.* (Software)	816	14,606
Acuity Brands, Inc. (Electrical Equipment)	288	58,301
Acxiom Corp.* (IT Services)	528	9,874
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,464	9,821
AECOM* (Construction & Engineering)	1,056	28,977
AGCO Corp. (Machinery)	528	25,751
Akorn, Inc.* (Pharmaceuticals)	576	14,970
Alaska Air Group, Inc. (Airlines)	864	60,826
Albemarle Corp. (Chemicals)	768	40,428
Alexander & Baldwin, Inc. (Real Estate Management & Development)	336	10,181
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	480	38,006
Align Technology, Inc.* (Health Care Equipment & Supplies)	480	31,747
Alleghany Corp.* (Insurance)	96	45,880
Allegheny Technologies, Inc. (Metals & Mining)	768	7,204
Alliant Energy Corp. (Multi-Utilities)	768	50,181
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,296	17,859
AMC Networks, Inc.*—Class A (Media)	432	31,445
American Campus Communities, Inc. (Real Estate Investment Trusts)	768	32,410
American Eagle Outfitters, Inc. (Specialty Retail)	1,248	18,271
American Financial Group, Inc. (Insurance)	480	34,070
AmSurg Corp.* (Health Care Providers & Services)	384	28,105
ANSYS, Inc.* (Software)	624	55,031
AptarGroup, Inc. (Containers & Packaging)	432	31,493
Aqua America, Inc. (Water Utilities)	1,248	39,349
ARRIS International PLC* (Communications Equipment)	1,248	31,787
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	672	34,675
Arthur J. Gallagher & Co. (Insurance)	1,248	46,976
Ascena Retail Group, Inc.* (Specialty Retail)	1,200	8,856
Ashland, Inc. (Chemicals)	432	40,936
Aspen Insurance Holdings, Ltd. (Insurance)	432	20,092
Associated Banc-Corp. (Banks)	1,056	18,533
Atmel Corp. (Semiconductors & Semiconductor Equipment)	2,928	23,600
Atmos Energy Corp. (Gas Utilities)	720	49,839
Avnet, Inc. (Electronic Equipment, Instruments & Components)	912	36,408
Avon Products, Inc. (Personal Products)	3,024	10,251
BancorpSouth, Inc. (Banks)	576	12,027
Bank of Hawaii Corp. (Banks)	288	17,260
Bank of the Ozarks, Inc. (Banks)	576	25,540
BE Aerospace, Inc. (Aerospace & Defense)	720	29,124
Belden, Inc. (Electronic Equipment, Instruments & Components)	288	12,303
Bemis Co., Inc. (Containers & Packaging)	672	32,169
Big Lots, Inc. (Multiline Retail)	336	13,030
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	144	18,376
Bio-Techne Corp. (Life Sciences Tools & Services)	240	19,846
Black Hills Corp. (Multi-Utilities)	336	16,558
Brinker International, Inc. (Hotels, Restaurants & Leisure)	432	21,488
Broadridge Financial Solutions, Inc. (IT Services)	816	43,705
Brown & Brown, Inc. (Insurance)	816	24,684
Brunswick Corp. (Leisure Products)	624	24,866
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	144	21,931
Cabela’s, Inc.*—Class A (Specialty Retail)	336	14,136
Cable One, Inc. (Media)	48	20,640
Cabot Corp. (Chemicals)	432	17,427
Cadence Design Systems, Inc.* (Software)	2,064	40,372
CalAtlantic Group, Inc. (Household Durables)	528	17,155
California Resources Corp. (Oil, Gas & Consumable Fuels)	2,160	3,089
Camden Property Trust (Real Estate Investment Trusts)	624	47,611
Care Capital Properties, Inc. (Real Estate Investment Trusts)	576	17,245
Carlisle Cos., Inc. (Industrial Conglomerates)	432	36,150
Carpenter Technology Corp. (Metals & Mining)	336	9,327
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	384	37,333
Casey’s General Stores, Inc. (Food & Staples Retailing)	288	34,773
Catalent, Inc.* (Pharmaceuticals)	672	15,812
Cathay General Bancorp (Banks)	528	14,784
CBOE Holdings, Inc. (Diversified Financial Services)	576	38,373
CDK Global, Inc. (Software)	1,104	48,631
CEB, Inc. (Professional Services)	240	14,155
Centene Corp.* (Health Care Providers & Services)	816	50,640
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	336	24,941
Chico’s FAS, Inc. (Specialty Retail)	960	9,974
Ciena Corp.* (Communications Equipment)	864	15,353
Cinemark Holdings, Inc. (Media)	720	21,233
CLARCOR, Inc. (Machinery)	336	15,745
Clean Harbors, Inc.* (Commercial Services & Supplies)	384	17,015
Cleco Corp. (Electric Utilities)	432	22,956
CNO Financial Group, Inc. (Insurance)	1,296	22,550
Cognex Corp. (Electronic Equipment, Instruments & Components)	576	18,576
Commerce Bancshares, Inc. (Banks)	576	23,691
Commercial Metals Co. (Metals & Mining)	816	11,359
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	816	15,675
Community Health Systems, Inc.* (Health Care Providers & Services)	816	17,528
CommVault Systems, Inc.* (Software)	288	10,806
Compass Minerals International, Inc. (Metals & Mining)	240	17,964

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 37

Common Stocks, continued

	Shares	Value
Computer Sciences Corp. (IT Services)	960	$30,787
comScore, Inc.* (Internet Software & Services)	336	12,946
Convergys Corp. (IT Services)	672	16,424
Copart, Inc.* (Commercial Services & Supplies)	768	25,736
CoreLogic, Inc.* (IT Services)	624	22,277
Corporate Office Properties Trust (Real Estate Investment Trusts)	672	14,986
Corrections Corp. of America (Real Estate Investment Trusts)	816	23,509
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	144	18,897
Crane Co. (Machinery)	336	16,047
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	720	20,182
CST Brands, Inc. (Specialty Retail)	528	20,455
Cullen/Frost Bankers, Inc. (Banks)	384	18,378
Curtiss-Wright Corp. (Aerospace & Defense)	336	23,184
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,304	18,109
Dana Holding Corp. (Auto Components)	1,056	12,556
Dean Foods Co. (Food Products)	624	12,468
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	240	11,870
Deluxe Corp. (Commercial Services & Supplies)	336	18,782
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	2,448	3,819
DeVry Education Group, Inc. (Diversified Consumer Services)	384	7,642
Dick’s Sporting Goods, Inc. (Specialty Retail)	624	24,386
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	432	11,975
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	384	43,748
Domtar Corp. (Paper & Forest Products)	432	13,932
Donaldson Co., Inc. (Machinery)	864	24,348
Douglas Emmett, Inc. (Real Estate Investment Trusts)	960	28,397
DreamWorks Animation SKG, Inc.*—Class A (Media)	480	12,307
Dril-Quip, Inc.* (Energy Equipment & Services)	288	16,888
DST Systems, Inc. (IT Services)	240	25,298
Duke Realty Corp. (Real Estate Investment Trusts)	2,400	48,312
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	624	24,561
Eagle Materials, Inc. (Construction Materials)	336	17,989
East West Bancorp, Inc. (Banks)	1,008	32,679
Eaton Vance Corp. (Capital Markets)	816	23,387
Edgewell Personal Care Co. (Personal Products)	432	31,973
Endurance Specialty Holdings, Ltd. (Insurance)	432	26,754
Energen Corp. (Oil, Gas & Consumable Fuels)	528	18,623
Energizer Holdings, Inc. (Household Products)	432	13,841
EPR Properties (Real Estate Investment Trusts)	432	25,898
Equity One, Inc. (Real Estate Investment Trusts)	528	14,636
Esterline Technologies Corp.* (Aerospace & Defense)	192	15,112
Everest Re Group, Ltd. (Insurance)	288	51,536
FactSet Research Systems, Inc. (Diversified Financial Services)	288	43,402
Fair Isaac Corp. (Software)	192	18,349
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	768	15,736
Federated Investors, Inc.—Class B (Capital Markets)	672	16,995
FEI Co. (Electronic Equipment, Instruments & Components)	288	20,866
First American Financial Corp. (Insurance)	768	26,396
First Horizon National Corp. (Banks)	1,680	21,386
First Niagara Financial Group, Inc. (Banks)	2,448	23,966
FirstMerit Corp. (Banks)	1,152	22,326
Flowers Foods, Inc. (Food Products)	1,296	26,620
Foot Locker, Inc. (Specialty Retail)	960	64,858
Fortinet, Inc.* (Software)	1,008	28,365
Fortune Brands Home & Security, Inc. (Building Products)	1,104	53,643
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	288	9,389
FTI Consulting, Inc.* (Professional Services)	288	9,760
Fulton Financial Corp. (Banks)	1,200	15,420
Gartner, Inc.* (IT Services)	576	50,624
GATX Corp. (Trading Companies & Distributors)	288	11,802
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	384	19,039
Gentex Corp. (Auto Components)	2,016	27,599
Genworth Financial, Inc.*—Class A (Insurance)	3,456	9,608
Global Payments, Inc. (IT Services)	912	53,761
Graco, Inc. (Machinery)	384	27,909
Graham Holdings Co.—Class B (Diversified Consumer Services)	48	23,265
Granite Construction, Inc. (Construction & Engineering)	288	11,125
Great Plains Energy, Inc. (Electric Utilities)	1,056	29,441
Greif, Inc.—Class A (Containers & Packaging)	192	5,075
GUESS?, Inc. (Specialty Retail)	432	8,009
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	768	22,694
Halyard Health, Inc.* (Health Care Equipment & Supplies)	336	8,333
Hancock Holding Co. (Banks)	528	12,651
Hawaiian Electric Industries, Inc. (Electric Utilities)	768	22,979
Health Net, Inc.* (Health Care Providers & Services)	528	34,964
Herman Miller, Inc. (Commercial Services & Supplies)	432	11,068
Highwoods Properties, Inc. (Real Estate Investment Trusts)	672	28,419
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	384	18,770
HNI Corp. (Commercial Services & Supplies)	288	9,798
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,248	43,644

See accompanying notes to the financial statements.

38 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Hologic, Inc.* (Health Care Equipment & Supplies)	1,728	$58,649
Hospitality Properties Trust (Real Estate Investment Trusts)	1,056	24,911
HSN, Inc. (Internet & Catalog Retail)	240	11,294
Hubbell, Inc.* (Electrical Equipment)	336	30,384
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	336	42,969
IDACORP, Inc. (Electric Utilities)	336	23,382
IDEX Corp. (Machinery)	528	38,285
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	624	43,767
Ingram Micro, Inc.—Class A (Electronic Equipment, Instruments & Components)	1,104	31,133
Ingredion, Inc. (Food Products)	480	48,345
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,008	25,684
InterDigital, Inc. (Communications Equipment)	240	10,810
International Bancshares Corp. (Banks)	384	8,905
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	192	6,555
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	912	11,856
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	240	19,399
ITT Corp. (Machinery)	624	20,249
J.C. Penney Co., Inc.* (Multiline Retail)	2,112	15,333
j2 Global, Inc. (Internet Software & Services)	336	24,364
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,296	25,803
Jack Henry & Associates, Inc. (IT Services)	576	46,759
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	240	18,634
Janus Capital Group, Inc. (Capital Markets)	1,008	12,691
Jarden Corp.* (Household Durables)	1,440	76,392
JetBlue Airways Corp.* (Airlines)	2,208	47,052
John Wiley & Sons, Inc. (Media)	336	14,045
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	336	47,282
Joy Global, Inc. (Machinery)	672	6,700
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	864	15,388
KB Home (Household Durables)	624	6,777
KBR, Inc. (Construction & Engineering)	1,008	14,374
Kemper Corp. (Insurance)	336	11,612
Kennametal, Inc. (Machinery)	576	10,195
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,200	28,080
Kilroy Realty Corp. (Real Estate Investment Trusts)	624	34,863
Kirby Corp.* (Marine)	384	19,450
KLX, Inc.* (Aerospace & Defense)	384	11,224
Knowles Corp.* (Electronic Equipment, Instruments & Components)	624	8,486
Lamar Advertising Co.—Class A (Real Estate Investment Trusts)	576	32,319
Lancaster Colony Corp. (Food Products)	144	14,642
Landstar System, Inc. (Road & Rail)	288	16,534
LaSalle Hotel Properties (Real Estate Investment Trusts)	768	17,019
Leidos Holdings, Inc. (IT Services)	432	19,924
Lennox International, Inc. (Building Products)	288	34,508
Lexmark International, Inc.—Class A (Technology Hardware, Storage & Peripherals)	432	12,187
Liberty Property Trust (Real Estate Investment Trusts)	1,008	29,555
LifePoint Health, Inc.* (Health Care Providers & Services)	288	20,100
Lincoln Electric Holdings, Inc. (Machinery)	480	25,555
LivaNova PLC* (Health Care Equipment & Supplies)	288	16,122
Live Nation Entertainment, Inc.* (Media)	1,008	22,882
LKQ Corp.* (Distributors)	2,112	57,869
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,008	15,846
M.D.C. Holdings, Inc. (Household Durables)	288	6,267
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	624	12,973
Manhattan Associates, Inc.* (Software)	528	30,439
ManpowerGroup, Inc. (Professional Services)	528	40,313
MarketAxess Holdings, Inc. (Diversified Financial Services)	240	27,895
MAXIMUS, Inc. (IT Services)	432	23,056
MDU Resources Group, Inc. (Multi-Utilities)	1,344	22,687
MEDNAX, Inc.* (Health Care Providers & Services)	672	46,677
Mentor Graphics Corp. (Software)	672	11,679
Mercury General Corp. (Insurance)	240	11,143
Meredith Corp. (Media)	240	10,154
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	192	60,067
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	768	24,346
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	528	49,537
Minerals Technologies, Inc. (Chemicals)	240	9,838
Molina Healthcare, Inc.* (Health Care Providers & Services)	288	15,814
MSA Safety, Inc. (Commercial Services & Supplies)	240	10,272
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	336	21,776
MSCI, Inc.—Class A (Diversified Financial Services)	624	42,956
Murphy USA, Inc.* (Specialty Retail)	288	16,661
Nabors Industries, Ltd. (Energy Equipment & Services)	1,968	14,484
National Fuel Gas Co. (Gas Utilities)	576	26,110
National Instruments Corp. (Electronic Equipment, Instruments & Components)	720	20,520
National Retail Properties, Inc. (Real Estate Investment Trusts)	960	41,222
NCR Corp.* (Technology Hardware, Storage & Peripherals)	864	18,438
NetScout Systems, Inc.* (Communications Equipment)	672	14,482
NeuStar, Inc.*—Class A (IT Services)	384	9,439
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,360	52,013
NewMarket Corp. (Chemicals)	48	18,205

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 39

Common Stocks, continued

	Shares	Value
Noble Corp. PLC (Energy Equipment & Services)	1,680	$13,087
Nordson Corp. (Machinery)	384	23,205
NOW, Inc.* (Trading Companies & Distributors)	768	10,414
NVR, Inc.* (Household Durables)	48	79,248
Oceaneering International, Inc. (Energy Equipment & Services)	672	22,748
Office Depot, Inc.* (Specialty Retail)	3,408	17,551
OGE Energy Corp. (Electric Utilities)	1,392	36,512
Oil States International, Inc.* (Energy Equipment & Services)	336	9,485
Old Dominion Freight Line, Inc.* (Road & Rail)	480	26,318
Old Republic International Corp. (Insurance)	1,680	30,374
Olin Corp. (Chemicals)	1,152	19,515
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	1,152	36,530
ONE Gas, Inc. (Gas Utilities)	384	21,719
Orbital ATK, Inc. (Aerospace & Defense)	432	38,979
Oshkosh Corp. (Machinery)	528	17,387
Owens & Minor, Inc. (Health Care Providers & Services)	432	14,969
Packaging Corp. of America (Containers & Packaging)	672	34,157
PacWest Bancorp (Banks)	768	28,193
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	144	27,936
PAREXEL International Corp.* (Life Sciences Tools & Services)	384	24,561
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,008	14,495
Plantronics, Inc. (Communications Equipment)	240	10,759
PNM Resources, Inc. (Electric Utilities)	576	18,092
Polaris Industries, Inc. (Leisure Products)	432	31,899
Polycom, Inc.* (Communications Equipment)	912	9,293
PolyOne Corp. (Chemicals)	576	15,587
Pool Corp. (Distributors)	288	24,336
Post Holdings, Inc.* (Food Products)	432	25,272
Post Properties, Inc. (Real Estate Investment Trusts)	384	21,999
Potlatch Corp. (Real Estate Investment Trusts)	288	8,306
Primerica, Inc. (Insurance)	336	15,123
Prosperity Bancshares, Inc. (Banks)	480	20,352
PTC, Inc.* (Software)	816	24,162
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	1,104	14,153
Questar Corp. (Gas Utilities)	1,200	24,468
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,440	20,117
Rackspace Hosting, Inc.* (Internet Software & Services)	816	16,491
Raymond James Financial, Inc. (Capital Markets)	864	37,852
Rayonier, Inc. (Real Estate Investment Trusts)	864	18,222
Regal Beloit Corp. (Electrical Equipment)	288	16,188
Regency Centers Corp. (Real Estate Investment Trusts)	672	48,646
Reinsurance Group of America, Inc. (Insurance)	480	40,430
Reliance Steel & Aluminum Co. (Metals & Mining)	480	27,331
RenaissanceRe Holdings, Ltd. (Insurance)	288	32,443
Rent-A-Center, Inc. (Specialty Retail)	384	5,230
ResMed, Inc. (Health Care Equipment & Supplies)	960	54,433
Rollins, Inc. (Commercial Services & Supplies)	672	18,514
Rowan Cos. PLC—Class A (Energy Equipment & Services)	864	10,930
Royal Gold, Inc. (Metals & Mining)	432	12,869
RPM International, Inc. (Chemicals)	912	35,796
Science Applications International Corp. (IT Services)	288	12,275
SEI Investments Co. (Capital Markets)	960	37,670
Senior Housing Properties Trust (Real Estate Investment Trusts)	1,632	23,631
Sensient Technologies Corp. (Chemicals)	336	20,049
Service Corp. International (Diversified Consumer Services)	1,344	32,511
Signature Bank* (Banks)	336	46,819
Silgan Holdings, Inc. (Containers & Packaging)	288	15,227
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	288	13,133
Sirona Dental Systems, Inc.* (Health Care Equipment & Supplies)	384	40,815
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	912	25,709
SLM Corp.* (Consumer Finance)	2,976	19,046
SM Energy Co. (Oil, Gas & Consumable Fuels)	480	6,710
SolarWinds, Inc.* (Software)	432	25,898
Solera Holdings, Inc. (Software)	480	26,045
Sonoco Products Co. (Containers & Packaging)	720	28,447
Sotheby’s—Class A (Diversified Consumer Services)	432	10,148
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	240	27,043
StanCorp Financial Group, Inc. (Insurance)	288	33,022
Steel Dynamics, Inc. (Metals & Mining)	1,680	30,829
STERIS PLC (Health Care Equipment & Supplies)	576	39,882
Stifel Financial Corp.* (Capital Markets)	480	16,061
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	2,208	6,911
Superior Energy Services, Inc. (Energy Equipment & Services)	1,056	10,887
SUPERVALU, Inc.* (Food & Staples Retailing)	1,824	8,299
SVB Financial Group* (Banks)	336	34,044
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	240	17,594
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	192	16,118
Synopsys, Inc.* (Software)	1,104	47,362
Synovus Financial Corp. (Banks)	912	27,843
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	432	3,089
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	672	21,497
Taubman Centers, Inc. (Real Estate Investment Trusts)	432	30,689
TCF Financial Corp. (Banks)	1,200	14,412

See accompanying notes to the financial statements.

40 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	240	$14,976
Teledyne Technologies, Inc.* (Aerospace & Defense)	240	19,500
Teleflex, Inc. (Health Care Equipment & Supplies)	288	39,079
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	672	15,584
Tempur Sealy International, Inc.* (Household Durables)	432	26,067
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,440	27,979
Terex Corp. (Machinery)	768	17,203
The Boston Beer Co., Inc.*—Class A (Beverages)	48	8,604
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	336	16,229
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	336	44,066
The Hain Celestial Group, Inc.* (Food Products)	720	26,194
The Hanover Insurance Group, Inc. (Insurance)	288	23,469
The New York Times Co.—Class A (Media)	864	11,422
The Scotts Miracle-Gro Co.—Class A (Chemicals)	336	23,076
The Timken Co. (Machinery)	480	12,744
The Toro Co. (Machinery)	384	28,616
The Ultimate Software Group, Inc.* (Software)	192	33,721
The Valspar Corp. (Chemicals)	528	41,357
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,536	15,713
The WhiteWave Foods Co.* (Food Products)	1,200	45,300
Thor Industries, Inc. (Automobiles)	336	17,616
Time, Inc. (Media)	768	11,520
Toll Brothers, Inc.* (Household Durables)	1,104	30,492
Tootsie Roll Industries, Inc. (Food Products)	144	4,726
TreeHouse Foods, Inc.* (Food Products)	384	30,474
TRI Pointe Group, Inc.* (Household Durables)	1,008	10,624
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,728	33,333
Trinity Industries, Inc. (Machinery)	1,056	22,620
Triumph Group, Inc. (Aerospace & Defense)	336	8,568
Trustmark Corp. (Banks)	480	10,387
Tupperware Brands Corp. (Household Durables)	336	15,600
Tyler Technologies, Inc.* (Software)	240	37,694
UDR, Inc. (Real Estate Investment Trusts)	1,824	64,917
UGI Corp. (Gas Utilities)	1,200	40,800
Umpqua Holdings Corp. (Banks)	1,536	22,241
United Natural Foods, Inc.* (Food & Staples Retailing)	336	11,767
United States Steel Corp. (Metals & Mining)	1,008	7,056
United Therapeutics Corp.* (Biotechnology)	336	41,388
Urban Edge Properties (Real Estate Investment Trusts)	624	15,163
Valley National Bancorp (Banks)	1,536	13,517
Valmont Industries, Inc. (Machinery)	144	15,349
VCA, Inc.* (Health Care Providers & Services)	576	29,532
Vectren Corp. (Multi-Utilities)	576	24,100
VeriFone Systems, Inc.* (IT Services)	816	19,086
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	960	11,002
Vista Outdoor, Inc.* (Leisure Products)	432	20,827
W.R. Berkley Corp. (Insurance)	672	33,701
Wabtec Corp. (Machinery)	672	42,974
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	576	15,805
Washington Federal, Inc. (Thrifts & Mortgage Finance)	624	13,322
Waste Connections, Inc. (Commercial Services & Supplies)	864	51,813
Watsco, Inc. (Trading Companies & Distributors)	192	22,313
Webster Financial Corp. (Banks)	624	20,698
Weingarten Realty Investors (Real Estate Investment Trusts)	768	26,796
WellCare Health Plans, Inc.* (Health Care Providers & Services)	288	21,882
Werner Enterprises, Inc. (Road & Rail)	288	6,955
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	480	27,466
Westar Energy, Inc. (Electric Utilities)	960	41,818
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	480	15,792
WEX, Inc.* (IT Services)	288	20,912
WGL Holdings, Inc. (Gas Utilities)	336	22,441
Williams-Sonoma, Inc. (Specialty Retail)	576	29,756
WisdomTree Investments, Inc. (Capital Markets)	816	9,792
Woodward, Inc. (Machinery)	384	17,737
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	480	18,696
Worthington Industries, Inc. (Metals & Mining)	336	10,278
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	1,296	11,768
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,632	8,845
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	384	23,194
TOTAL COMMON STOCKS (Cost $6,812,851)		9,550,529

Repurchase Agreements(a)(b) (17.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $2,089,048	$2,089,000	$2,089,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,089,000)		2,089,000
TOTAL INVESTMENT SECURITIES (Cost $8,901,851)—99.4%		11,639,529
Net other assets (liabilities)—0.6%		67,261
NET ASSETS—100.0%		$11,706,790

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $132,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 41

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	16	3/21/16	$2,105,760	$(130,499)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	2/29/16	0.80%	$34,144	$1,052
S&P MidCap 400	UBS AG	2/29/16	0.70%	9,620	301
				$43,764	$1,353

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mid-Cap ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$188,660	1.6%
Airlines	107,878	0.9%
Auto Components	40,155	0.3%
Automobiles	17,616	0.2%
Banks	506,052	4.2%
Beverages	8,604	0.1%
Biotechnology	41,388	0.4%
Building Products	125,032	1.1%
Capital Markets	170,253	1.5%
Chemicals	282,215	2.4%
Commercial Services & Supplies	183,115	1.6%
Communications Equipment	92,484	0.8%
Construction & Engineering	54,476	0.5%
Construction Materials	17,989	0.2%
Consumer Finance	19,046	0.2%
Containers & Packaging	146,568	1.3%
Distributors	82,205	0.7%
Diversified Consumer Services	73,566	0.6%
Diversified Financial Services	152,626	1.3%
Electric Utilities	195,180	1.7%
Electrical Equipment	104,873	0.9%
Electronic Equipment, Instruments & Components	354,872	3.0%
Energy Equipment & Services	113,004	1.0%
Food & Staples Retailing	54,839	0.5%
Food Products	234,041	2.0%
Gas Utilities	185,377	1.6%
Health Care Equipment & Supplies	423,128	3.5%
Health Care Providers & Services	280,211	2.4%
Health Care Technology	17,859	0.2%
Hotels, Restaurants & Leisure	215,692	1.8%
Household Durables	268,622	2.3%
Household Products	13,841	0.1%
Independent Power and Renewable Electricity Producers	3,089	NM
Industrial Conglomerates	36,150	0.3%
Insurance	539,862	4.5%
Internet & Catalog Retail	11,294	0.1%
Internet Software & Services	53,801	0.5%
IT Services	404,202	3.5%
Leisure Products	77,592	0.7%
Life Sciences Tools & Services	147,791	1.3%
Machinery	408,619	3.4%
Marine	19,450	0.2%
Media	155,648	1.3%
Metals & Mining	134,217	1.1%
Multiline Retail	28,363	0.2%
Multi-Utilities	113,526	1.0%
Oil, Gas & Consumable Fuels	156,064	1.3%
Paper & Forest Products	29,778	0.3%
Personal Products	42,224	0.4%
Pharmaceuticals	30,782	0.3%
Professional Services	64,228	0.5%
Real Estate Investment Trusts	932,710	8.0%
Real Estate Management & Development	57,463	0.5%
Road & Rail	68,846	0.6%
Semiconductors & Semiconductor Equipment	214,951	1.8%
Software	453,161	3.8%
Specialty Retail	260,622	2.2%
Technology Hardware, Storage & Peripherals	48,367	0.4%
Textiles, Apparel & Luxury Goods	99,689	0.9%
Thrifts & Mortgage Finance	65,335	0.6%
Trading Companies & Distributors	66,305	0.6%
Water Utilities	39,349	0.3%
Wireless Telecommunication Services	15,584	0.1%
Other**	2,156,261	18.4%
Total	$11,706,790	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

42 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (43.0%)

	Percentage of Net Assets	Shares	Value
ABIOMED, Inc.* (Health Care Equipment & Supplies)*	0.1%	60	$5,120
AmSurg Corp.* (Health Care Providers & Services)*	0.1%	72	5,269
Bank of the Ozarks, Inc. (Banks)	0.1%	108	4,788
Berry Plastics Group, Inc.* (Containers & Packaging)*	0.1%	168	5,224
Burlington Stores, Inc.* (Multiline Retail)*	0.1%	108	5,802
Casey’s General Stores, Inc. (Food & Staples Retailing)	0.2%	60	7,244
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	84	4,853
CNO Financial Group, Inc. (Insurance)	0.1%	288	5,011
CubeSmart (Real Estate Investment Trusts)	0.2%	240	7,509
Curtiss-Wright Corp. (Aerospace & Defense)	0.1%	72	4,967
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	0.1%	132	4,724
EPAM Systems, Inc.* (IT Services)*	0.1%	72	5,393
EPR Properties (Real Estate Investment Trusts)	0.1%	84	5,036
Euronet Worldwide, Inc.* (IT Services)*	0.1%	72	5,742
Fair Isaac Corp. (Software)	0.1%	48	4,587
First American Financial Corp. (Insurance)	0.1%	156	5,362
FirstMerit Corp. (Banks)	0.1%	240	4,651
Guidewire Software, Inc.* (Software)*	0.1%	108	5,944
HealthSouth Corp. (Health Care Providers & Services)	0.1%	132	4,724
Heartland Payment Systems, Inc. (IT Services)	0.1%	60	5,524
Highwoods Properties, Inc. (Real Estate Investment Trusts)	0.1%	132	5,582
IDACORP, Inc. (Electric Utilities)	0.1%	72	5,011
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	216	5,505
Investors Bancorp, Inc. (Banks)	0.1%	504	5,891
j2 Global, Inc. (Internet Software & Services)	0.1%	72	5,220
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	0.1%	60	4,658
Manhattan Associates, Inc.* (Software)*	0.1%	108	6,226
MarketAxess Holdings, Inc. (Diversified Financial Services)	0.1%	60	6,974
MAXIMUS, Inc. (IT Services)	0.1%	96	5,124
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)*	0.1%	156	4,946
Neurocrine Biosciences, Inc.* (Biotechnology)*	0.1%	120	5,105
New Jersey Resources Corp. (Gas Utilities)	0.1%	132	4,649
ONE Gas, Inc. (Gas Utilities)	0.1%	84	4,751
PAREXEL International Corp.* (Life Sciences Tools & Services)*	0.1%	84	5,373
Piedmont Natural Gas Co., Inc. (Gas Utilities)	0.2%	120	7,108
Pool Corp. (Distributors)	0.1%	60	5,070
Portland General Electric Co. (Electric Utilities)	0.1%	120	4,664
Post Holdings, Inc.* (Food Products)*	0.1%	84	4,914
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	0.1%	48	5,409
STERIS PLC (Health Care Equipment & Supplies)	0.1%	84	5,815
Sun Communities, Inc. (Real Estate Investment Trusts)	0.1%	72	4,794
Take-Two Interactive Software, Inc.* (Software)*	0.1%	132	4,580
TreeHouse Foods, Inc.* (Food Products)*	0.1%	60	4,762
Tyler Technologies, Inc.* (Software)*	0.2%	48	7,540
Umpqua Holdings Corp. (Banks)	0.1%	324	4,692
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	0.1%	48	6,000
WellCare Health Plans, Inc.* (Health Care Providers & Services)*	0.1%	60	4,559
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	0.1%	108	6,179
WGL Holdings, Inc. (Gas Utilities)	0.1%	72	4,809
Other Common Stocks	37.4%	125,149	1,770,479
TOTAL COMMON STOCKS (Cost $1,430,455)			2,033,871

Contingent Rights (0.2%)

Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	4,947	—
Dyax Corp.*+(b) (Biotechnology)	198	220
Leap Wireless International, Inc.*+^(c) (Wireless Telecommunication Services)	2,910	7,333
Trius Therapeutics, Inc.*+^(a) (Biotechnology)	357	—
TOTAL CONTINGENT RIGHTS (Cost $7,333)		7,553

Warrant (0.0%)

Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil, Gas & Consumable Fuels)	143	—
TOTAL WARRANT (Cost $—)		—

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 43

Repurchase Agreements(d)(e) (62.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $2,930,068	$2,930,000	$2,930,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,930,000)		2,930,000
TOTAL INVESTMENT SECURITIES (Cost $4,367,788)—105.2%		4,971,424
Net other assets (liabilities)—(5.2)%		(243,748)
NET ASSETS—100.0%		$4,727,676

+                                         These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2016, these securities represented 0.16% of the net assets of the fund.

*                                         Non-income producing security

^                                          The advisor has deemed these securities to be illiquid. As of January 31, 2016, these securities represented 0.155% of the net assets of the fund.

(a)                                 Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)                                 Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(c)                                  Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(d)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $262,000.

(e)                                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	13	3/21/16	$1,343,550	$(126,072)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	2/29/16	0.30%	$785,840	$24,798
Russell 2000 Index	UBS AG	2/29/16	0.25%	535,201	32,612
				$1,321,041	$57,410

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Small-Cap ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$26,895	0.6%
Air Freight & Logistics	9,919	0.2%
Airlines	5,905	0.1%
Auto Components	19,961	0.4%
Automobiles	845	NM
Banks	182,649	4.0%
Beverages	328	NM
Biotechnology	96,124	2.0%
Building Products	17,944	0.4%
Capital Markets	21,958	0.5%
Chemicals	33,205	0.7%
Commercial Services & Supplies	42,759	0.9%
Communications Equipment	35,422	0.7%
Construction & Engineering	18,010	0.4%
Construction Materials	2,678	0.1%
Consumer Finance	9,427	0.2%
Containers & Packaging	7,040	0.1%
Distributors	7,996	0.2%
Diversified Consumer Services	22,873	0.5%
Diversified Financial Services	10,134	0.2%
Diversified Telecommunication Services	16,594	0.4%
Electric Utilities	30,862	0.7%
Electrical Equipment	13,395	0.3%
Electronic Equipment, Instruments & Components	57,052	1.2%
Energy Equipment & Services	16,783	0.4%
Food & Staples Retailing	16,357	0.3%
Food Products	29,939	0.6%
Gas Utilities	34,568	0.7%
Health Care Equipment & Supplies	71,294	1.5%
Health Care Providers & Services	52,129	1.1%
Health Care Technology	10,298	0.2%
Hotels, Restaurants & Leisure	63,395	1.3%
Household Durables	21,697	0.5%
Household Products	2,763	0.1%
Independent Power and Renewable Electricity Producers	10,043	0.2%
Industrial Conglomerates	901	NM
Insurance	43,665	0.9%
Internet & Catalog Retail	8,752	0.2%
Internet Software & Services	50,651	1.1%
IT Services	62,291	1.3%
Leisure Products	5,366	0.1%
Life Sciences Tools & Services	14,505	0.3%
Machinery	50,290	1.1%
Marine	3,492	0.1%

See accompanying notes to the financial statements.

44 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

	Value	% of Net Assets
Media	$38,821	0.8%
Metals & Mining	14,125	0.3%
Multiline Retail	10,716	0.2%
Multi-Utilities	11,124	0.2%
Oil, Gas & Consumable Fuels	38,495	0.8%
Paper & Forest Products	9,665	0.2%
Personal Products	480	NM
Pharmaceuticals	38,199	0.8%
Professional Services	30,471	0.6%
Real Estate Investment Trusts	215,524	4.4%
Real Estate Management & Development	7,474	0.2%
Road & Rail	12,005	0.3%
Semiconductors & Semiconductor Equipment	81,132	1.7%
Software	104,230	2.2%
Specialty Retail	58,939	1.2%
Technology Hardware, Storage & Peripherals	15,593	0.3%
Textiles, Apparel & Luxury Goods	16,997	0.4%
Thrifts & Mortgage Finance	44,152	0.9%
Tobacco	4,769	0.1%
Trading Companies & Distributors	13,256	0.3%
Transportation Infrastructure	1,219	NM
Water Utilities	4,832	0.1%
Wireless Telecommunication Services	10,052	0.2%
Other**	2,686,252	56.8%
Total	$4,727,676	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 45

Common Stocks (49.1%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,023	$140,081
Adobe Systems, Inc.* (Software)	2,754	245,464
Akamai Technologies, Inc.* (Internet Software & Services)	972	44,343
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,242	181,245
Alphabet, Inc.*—Class A (Internet Software & Services)	1,593	1,212,831
Alphabet, Inc.*—Class C (Internet Software & Services)	1,890	1,404,176
Amazon.com, Inc.* (Internet & Catalog Retail)	2,565	1,505,655
American Airlines Group, Inc. (Airlines)	3,456	134,749
Amgen, Inc. (Biotechnology)	4,158	635,051
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,728	93,070
Apple, Inc. (Technology Hardware, Storage & Peripherals)	30,645	2,982,984
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,588	116,278
Autodesk, Inc.* (Software)	1,242	58,150
Automatic Data Processing, Inc. (IT Services)	2,538	210,882
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	1,512	202,170
Baidu, Inc.*ADR (Internet Software & Services)	1,512	246,864
Bed Bath & Beyond, Inc.* (Specialty Retail)	918	39,630
Biogen, Inc.* (Biotechnology)	1,215	331,768
BioMarin Pharmaceutical, Inc.* (Biotechnology)	891	65,952
CA, Inc. (Software)	2,403	69,038
Celgene Corp.* (Biotechnology)	4,320	433,382
Cerner Corp.* (Health Care Technology)	1,890	109,639
Charter Communications, Inc.*—Class A (Media)	621	106,415
Check Point Software Technologies, Ltd.* (Software)	999	78,731
Cisco Systems, Inc. (Communications Equipment)	27,918	664,169
Citrix Systems, Inc.* (Software)	837	58,975
Cognizant Technology Solutions Corp.* (IT Services)	3,348	211,962
Comcast Corp.—Class A (Media)	13,419	747,571
Costco Wholesale Corp. (Food & Staples Retailing)	2,403	363,141
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	1,728	73,751
Discovery Communications, Inc.*—Class A (Media)	810	22,348
Discovery Communications, Inc.*—Class C (Media)	1,512	41,142
DISH Network Corp.*—Class A (Media)	1,242	59,951
Dollar Tree, Inc.* (Multiline Retail)	1,296	105,391
eBay, Inc.* (Internet Software & Services)	6,588	154,554
Electronic Arts, Inc.* (Software)	1,701	109,791
Endo International PLC* (Pharmaceuticals)	1,242	68,894
Expedia, Inc. (Internet & Catalog Retail)	648	65,474
Express Scripts Holding Co.* (Health Care Providers & Services)	3,726	267,787
Facebook, Inc.*—Class A (Internet Software & Services)	12,474	1,399,708
Fastenal Co. (Trading Companies & Distributors)	1,593	64,612
Fiserv, Inc.* (IT Services)	1,269	119,997
Gilead Sciences, Inc. (Biotechnology)	7,911	656,612
Henry Schein, Inc.* (Health Care Providers & Services)	459	69,511
Illumina, Inc.* (Life Sciences Tools & Services)	810	127,940
Incyte Corp.* (Biotechnology)	1,026	72,395
Intel Corp. (Semiconductors & Semiconductor Equipment)	25,947	804,876
Intuit, Inc. (Software)	1,458	139,254
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	216	116,824
JD.com, Inc.*ADR (Internet & Catalog Retail)	4,806	125,100
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	864	57,879
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	864	62,027
Liberty Global PLC*—Class A (Media)	1,377	47,383
Liberty Global PLC*—Class C (Media)	3,240	107,924
Liberty Interactive Corp.* (Internet & Catalog Retail)	2,565	66,844
Liberty Media Corp.*—Class A (Media)	567	20,764
Liberty Media Corp.*—Class C (Media)	1,215	43,242
Liberty Ventures* (Internet & Catalog Retail)	729	28,672
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,323	56,532
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,404	86,037
Mattel, Inc. (Leisure Products)	1,863	51,400
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,566	52,304
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,967	65,816
Microsoft Corp. (Software)	43,902	2,418,561
Mondelez International, Inc.—Class A (Food Products)	8,748	377,039
Monster Beverage Corp.* (Beverages)	1,107	149,478
Mylan N.V.* (Pharmaceuticals)	2,700	142,263
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,620	35,527
Netflix, Inc.* (Internet & Catalog Retail)	2,349	215,732
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,269	57,575
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,970	86,991
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	1,863	139,315
O’Reilly Automotive, Inc.* (Specialty Retail)	540	140,885
PACCAR, Inc. (Machinery)	1,944	95,392
Paychex, Inc. (IT Services)	1,971	94,332
PayPal Holdings, Inc.* (IT Services)	6,723	242,969
QUALCOMM, Inc. (Communications Equipment)	8,262	374,599
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	567	238,191
Ross Stores, Inc. (Specialty Retail)	2,241	126,079
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	1,107	78,265
SBA Communications Corp.*—Class A (Wireless Telecommunication Services)	702	69,695

See accompanying notes to the financial statements.

46 :: NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,647	$47,845
Sirius XM Holdings, Inc.* (Media)	28,647	105,994
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,053	72,573
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,154	495,518
Stericycle, Inc.* (Commercial Services & Supplies)	459	55,241
Symantec Corp. (Software)	3,726	73,924
Tesla Motors, Inc.* (Automobiles)	729	139,385
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,589	295,826
The Kraft Heinz Co. (Food Products)	6,669	520,582
The Priceline Group, Inc.* (Internet & Catalog Retail)	270	287,542
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	4,482	179,952
Tractor Supply Co. (Specialty Retail)	729	64,378
TripAdvisor, Inc.* (Internet & Catalog Retail)	729	48,668
Twenty-First Century Fox, Inc.—Class A (Media)	6,426	173,309
Twenty-First Century Fox, Inc.—Class B (Media)	4,401	119,267
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	351	63,591
Verisk Analytics, Inc.*—Class A (Professional Services)	918	67,014
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,350	122,513
Viacom, Inc.—Class B (Media)	1,917	87,492
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,187	70,421
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,751	458,470
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,269	60,887
Whole Foods Market, Inc. (Food & Staples Retailing)	1,863	54,605
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,404	70,579
Yahoo!, Inc.* (Internet Software & Services)	5,184	152,980
TOTAL COMMON STOCKS (Cost $11,982,398)		27,078,546

Repurchase Agreements(a)(b) (110.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $60,975,410	$60,974,000	$60,974,000
TOTAL REPURCHASE AGREEMENTS (Cost $60,974,000)		60,974,000
TOTAL INVESTMENT SECURITIES (Cost $72,956,398)—159.8%		88,052,546
Net other assets (liabilities)—(59.8)%		(32,967,925)
NET ASSETS—100.0%		$55,084,621

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $5,859,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	82	3/21/16	$6,996,240	$(564,313)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	2/29/16	0.90%	$10,349,191	$722,507
NASDAQ-100 Index	UBS AG	2/29/16	0.75%	10,686,230	781,961
				$21,035,421	$1,504,468

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 47

NASDAQ-100 ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Airlines	$134,749	0.2%
Automobiles	139,385	0.3%
Beverages	149,478	0.3%
Biotechnology	2,737,109	5.0%
Commercial Services & Supplies	55,241	0.1%
Communications Equipment	1,038,768	1.9%
Food & Staples Retailing	876,216	1.6%
Food Products	897,621	1.6%
Health Care Equipment & Supplies	116,824	0.2%
Health Care Providers & Services	337,298	0.6%
Health Care Technology	109,639	0.2%
Hotels, Restaurants & Leisure	639,130	1.2%
Internet & Catalog Retail	2,417,438	4.4%
Internet Software & Services	4,615,456	8.3%
IT Services	880,142	1.6%
Leisure Products	51,400	0.1%
Life Sciences Tools & Services	127,940	0.2%
Machinery	95,392	0.2%
Media	1,682,802	3.1%
Multiline Retail	105,391	0.2%
Pharmaceuticals	211,157	0.4%
Professional Services	67,014	0.1%
Semiconductors & Semiconductor Equipment	2,176,236	4.0%
Software	3,391,969	6.1%
Specialty Retail	434,563	0.8%
Technology Hardware, Storage & Peripherals	3,205,508	5.7%
Trading Companies & Distributors	64,612	0.1%
Wireless Telecommunication Services	320,068	0.6%
Other**	28,006,075	50.9%
Total	$55,084,621	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

48 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (99.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	336	$50,736
Abbott Laboratories (Health Care Equipment & Supplies)	1,104	41,786
AbbVie, Inc. (Biotechnology)	960	52,704
Affiliated Managers Group, Inc.* (Capital Markets)	48	6,441
Aflac, Inc. (Insurance)	528	30,603
Agilent Technologies, Inc. (Life Sciences Tools & Services)	288	10,843
AGL Resources, Inc. (Gas Utilities)	48	3,051
Air Products & Chemicals, Inc. (Chemicals)	144	18,246
Alcoa, Inc. (Metals & Mining)	1,680	12,247
Ameren Corp. (Multi-Utilities)	288	12,937
American Airlines Group, Inc. (Airlines)	816	31,816
American Electric Power Co., Inc. (Electric Utilities)	624	38,045
American Express Co. (Consumer Finance)	1,056	56,496
American International Group, Inc. (Insurance)	1,584	89,465
Ameriprise Financial, Inc. (Capital Markets)	96	8,702
Amgen, Inc. (Biotechnology)	288	43,986
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	384	15,011
Anthem, Inc. (Health Care Providers & Services)	336	43,845
Aon PLC (Insurance)	144	12,648
Apache Corp. (Oil, Gas & Consumable Fuels)	288	12,252
Apartment Investment & Management Co.— Class A (Real Estate Investment Trusts)	96	3,758
Archer-Daniels-Midland Co. (Food Products)	768	27,149
Assurant, Inc. (Insurance)	48	3,903
AT&T, Inc. (Diversified Telecommunication Services)	7,872	283,865
Autodesk, Inc.* (Software)	96	4,495
Automatic Data Processing, Inc. (IT Services)	240	19,942
AutoNation, Inc.* (Specialty Retail)	96	4,152
Baker Hughes, Inc. (Energy Equipment & Services)	576	25,062
Ball Corp. (Containers & Packaging)	96	6,416
Bank of America Corp. (Banks)	13,344	188,684
Baxalta, Inc. (Biotechnology)	288	11,523
Baxter International, Inc. (Health Care Equipment & Supplies)	720	26,352
BB&T Corp. (Banks)	1,008	32,921
Bed Bath & Beyond, Inc.* (Specialty Retail)	192	8,289
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	2,400	311,448
Best Buy Co., Inc. (Specialty Retail)	384	10,726
BlackRock, Inc. (Capital Markets)	48	15,084
BorgWarner, Inc. (Auto Components)	288	8,456
Boston Properties, Inc. (Real Estate Investment Trusts)	48	5,578
Bristol-Myers Squibb Co. (Pharmaceuticals)	864	53,706
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	96	6,218
CA, Inc. (Software)	384	11,032
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	288	5,976
Capital One Financial Corp. (Consumer Finance)	672	44,097
Cardinal Health, Inc. (Health Care Providers & Services)	432	35,152
CarMax, Inc.* (Specialty Retail)	96	4,241
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	576	27,723
Caterpillar, Inc. (Machinery)	768	47,800
CBS Corp.—Class B (Media)	240	11,400
CenterPoint Energy, Inc. (Multi-Utilities)	528	9,435
CenturyLink, Inc. (Diversified Telecommunication Services)	720	18,302
CF Industries Holdings, Inc. (Chemicals)	288	8,640
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	672	2,278
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,400	207,528
Chubb, Ltd. (Insurance)	576	65,128
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	48	4,464
Cincinnati Financial Corp. (Insurance)	96	5,532
Cisco Systems, Inc. (Communications Equipment)	3,840	91,354
Citigroup, Inc. (Banks)	3,792	161,463
Citizens Financial Group, Inc. (Banks)	528	11,220
CME Group, Inc. (Diversified Financial Services)	192	17,251
CMS Energy Corp. (Multi-Utilities)	336	13,064
Coach, Inc. (Textiles, Apparel & Luxury Goods)	336	12,450
Coca-Cola Enterprises, Inc. (Beverages)	96	4,456
Colgate-Palmolive Co. (Household Products)	528	35,656
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	480	8,904
Comcast Corp.—Class A (Media)	1,152	64,178
Comerica, Inc. (Banks)	240	8,232
ConAgra Foods, Inc. (Food Products)	240	9,994
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,584	61,903
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	288	2,287
Consolidated Edison, Inc. (Multi-Utilities)	384	26,646
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,536	28,585
Costco Wholesale Corp. (Food & Staples Retailing)	336	50,776
CSRA, Inc. (IT Services)	96	2,571
CSX Corp. (Road & Rail)	1,248	28,729
Cummins, Inc. (Machinery)	192	17,259
CVS Health Corp. (Food & Staples Retailing)	768	74,181
Danaher Corp. (Industrial Conglomerates)	240	20,796
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	144	9,081
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	48	3,222
Deere & Co. (Machinery)	384	29,572
Delta Air Lines, Inc. (Airlines)	1,008	44,645
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	96	5,653
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	240	6,696
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	96	1,785
Discover Financial Services (Consumer Finance)	528	24,177
Dollar General Corp. (Multiline Retail)	192	14,412
Dominion Resources, Inc. (Multi-Utilities)	432	31,177
Dover Corp. (Machinery)	192	11,222

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 49

Common Stocks, continued

	Shares	Value
DTE Energy Co. (Multi-Utilities)	240	$20,402
Duke Energy Corp. (Electric Utilities)	864	65,059
E.I. du Pont de Nemours & Co. (Chemicals)	624	32,923
Eastman Chemical Co. (Chemicals)	192	11,752
Eaton Corp. PLC (Electrical Equipment)	576	29,094
Edison International (Electric Utilities)	432	26,698
Eli Lilly & Co. (Pharmaceuticals)	480	37,968
EMC Corp. (Technology Hardware, Storage & Peripherals)	2,496	61,826
Emerson Electric Co. (Electrical Equipment)	816	37,519
Endo International PLC* (Pharmaceuticals)	192	10,650
Ensco PLCADR—Class A (Energy Equipment & Services)	288	2,817
Entergy Corp. (Electric Utilities)	240	16,939
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	336	23,863
EQT Corp. (Oil, Gas & Consumable Fuels)	192	11,854
Eversource Energy (Electric Utilities)	384	20,659
Exelon Corp. (Electric Utilities)	1,200	35,484
Expeditors International of Washington, Inc. (Air Freight & Logistics)	96	4,332
Express Scripts Holding Co.* (Health Care Providers & Services)	864	62,096
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,328	414,784
F5 Networks, Inc.* (Communications Equipment)	48	4,501
Fastenal Co. (Trading Companies & Distributors)	144	5,841
Federal Realty Investment Trust (Real Estate Investment Trusts)	48	7,240
FedEx Corp. (Air Freight & Logistics)	336	44,648
Fidelity National Information Services, Inc. (IT Services)	144	8,601
Fifth Third Bancorp (Banks)	1,008	15,926
First Horizon National Corp. (Banks)	1	11
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	96	6,591
FirstEnergy Corp. (Electric Utilities)	528	17,456
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	96	2,807
Flowserve Corp. (Machinery)	144	5,564
Fluor Corp. (Construction & Engineering)	192	8,619
FMC Corp. (Chemicals)	192	6,858
FMC Technologies, Inc.* (Energy Equipment & Services)	288	7,243
Ford Motor Co. (Automobiles)	4,992	59,605
Franklin Resources, Inc. (Capital Markets)	480	16,637
Freeport-McMoRan, Inc. (Metals & Mining)	1,488	6,845
Frontier Communications Corp. (Diversified Telecommunication Services)	1,488	6,770
GameStop Corp.—Class A (Specialty Retail)	144	3,774
Garmin, Ltd. (Household Durables)	144	5,066
General Dynamics Corp. (Aerospace & Defense)	192	25,684
General Electric Co. (Industrial Conglomerates)	5,424	157,838
General Growth Properties, Inc. (Real Estate Investment Trusts)	288	8,076
General Mills, Inc. (Food Products)	288	16,275
General Motors Co. (Automobiles)	1,824	54,063
Genuine Parts Co. (Distributors)	192	16,545
H & R Block, Inc. (Diversified Consumer Services)	96	3,269
Halliburton Co. (Energy Equipment & Services)	1,104	35,096
Harley-Davidson, Inc. (Automobiles)	240	9,600
Harman International Industries, Inc. (Household Durables)	48	3,571
Harris Corp. (Communications Equipment)	48	4,175
Hartford Financial Services Group, Inc. (Insurance)	528	21,215
HCA Holdings, Inc.* (Health Care Providers & Services)	240	16,699
HCP, Inc. (Real Estate Investment Trusts)	576	20,701
Helmerich & Payne, Inc. (Energy Equipment & Services)	144	7,315
Henry Schein, Inc.* (Health Care Providers & Services)	48	7,269
Hess Corp. (Oil, Gas & Consumable Fuels)	288	12,240
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,008	13,870
Honeywell International, Inc. (Aerospace & Defense)	480	49,536
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	480	6,648
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,304	22,372
Humana, Inc. (Health Care Providers & Services)	96	15,628
Huntington Bancshares, Inc. (Banks)	528	4,530
Illinois Tool Works, Inc. (Machinery)	192	17,293
Ingersoll-Rand PLC (Machinery)	336	17,294
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,552	110,183
International Business Machines Corp. (IT Services)	720	89,848
International Paper Co. (Containers & Packaging)	528	18,063
Invesco, Ltd. (Capital Markets)	528	15,803
Iron Mountain, Inc. (Real Estate Investment Trusts)	144	3,966
J.B. Hunt Transport Services, Inc. (Road & Rail)	48	3,490
Jacobs Engineering Group, Inc.* (Construction & Engineering)	144	5,649
Johnson & Johnson (Pharmaceuticals)	1,824	190,498
Johnson Controls, Inc. (Auto Components)	816	29,269
JPMorgan Chase & Co. (Banks)	4,704	279,888
Kansas City Southern (Road & Rail)	144	10,207
Kellogg Co. (Food Products)	144	10,575
Keurig Green Mountain, Inc. (Food Products)	144	12,852
KeyCorp (Banks)	1,056	11,785
Kimberly-Clark Corp. (Household Products)	192	24,657
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,352	38,690
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	96	6,431
Kohl’s Corp. (Multiline Retail)	240	11,940
L-3 Communications Holdings, Inc. (Aerospace & Defense)	96	11,217
Legg Mason, Inc. (Capital Markets)	144	4,409

See accompanying notes to the financial statements.

50 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Leggett & Platt, Inc. (Household Durables)	48	$1,992
Leucadia National Corp. (Diversified Financial Services)	432	7,154
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	240	11,714
Lincoln National Corp. (Insurance)	336	13,259
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	144	6,153
Lockheed Martin Corp. (Aerospace & Defense)	144	30,384
Loews Corp. (Insurance)	336	12,435
LyondellBasell Industries N.V.—Class A (Chemicals)	192	14,970
M&T Bank Corp. (Banks)	192	21,155
Macy’s, Inc. (Multiline Retail)	384	15,517
Mallinckrodt PLC* (Pharmaceuticals)	144	8,365
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	864	8,407
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	672	28,083
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	97	5,922
Marsh & McLennan Cos., Inc. (Insurance)	336	17,919
Mattel, Inc. (Leisure Products)	432	11,919
McCormick & Co., Inc. (Food Products)	48	4,223
McDonald’s Corp. (Hotels, Restaurants & Leisure)	384	47,531
McKesson Corp. (Health Care Providers & Services)	288	46,362
Mead Johnson Nutrition Co.—Class A (Food Products)	144	10,439
Medtronic PLC (Health Care Equipment & Supplies)	768	58,308
Merck & Co., Inc. (Pharmaceuticals)	3,552	179,979
MetLife, Inc. (Insurance)	1,440	64,296
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	96	3,830
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	720	7,942
Molson Coors Brewing Co.—Class B (Beverages)	96	8,686
Monsanto Co. (Chemicals)	288	26,093
Morgan Stanley (Capital Markets)	1,008	26,087
Motorola Solutions, Inc. (Communications Equipment)	96	6,410
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	192	3,765
Mylan N.V.* (Pharmaceuticals)	288	15,175
National Oilwell Varco, Inc. (Energy Equipment & Services)	480	15,619
Navient Corp. (Consumer Finance)	480	4,589
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	384	8,421
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	96	2,791
Newmont Mining Corp. (Metals & Mining)	672	13,413
News Corp.—Class A (Media)	480	6,226
News Corp.—Class B (Media)	144	1,922
NextEra Energy, Inc. (Electric Utilities)	576	64,345
Nielsen Holdings PLC (Professional Services)	144	6,935
NiSource, Inc. (Multi-Utilities)	384	8,068
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	528	17,091
Nordstrom, Inc. (Multiline Retail)	192	9,427
Norfolk Southern Corp. (Road & Rail)	384	27,072
Northern Trust Corp. (Capital Markets)	96	5,960
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	384	4,086
Nucor Corp. (Metals & Mining)	432	16,878
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	576	39,646
Omnicom Group, Inc. (Media)	144	10,562
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	288	7,174
Oracle Corp. (Software)	2,064	74,944
Owens-Illinois, Inc.* (Containers & Packaging)	192	2,484
PACCAR, Inc. (Machinery)	432	21,198
Parker-Hannifin Corp. (Machinery)	192	18,655
Patterson Cos., Inc. (Health Care Providers & Services)	48	2,038
Pentair PLC (Machinery)	96	4,524
People’s United Financial, Inc. (Banks)	384	5,518
Pepco Holdings, Inc. (Electric Utilities)	336	8,964
PepsiCo, Inc. (Beverages)	816	81,029
Perrigo Co. PLC (Pharmaceuticals)	96	13,880
Pfizer, Inc. (Pharmaceuticals)	3,792	115,618
PG&E Corp. (Multi-Utilities)	624	34,265
Philip Morris International, Inc. (Tobacco)	912	82,089
Phillips 66 (Oil, Gas & Consumable Fuels)	624	50,014
Pinnacle West Capital Corp. (Electric Utilities)	144	9,549
Pitney Bowes, Inc. (Commercial Services & Supplies)	240	4,699
PNC Financial Services Group, Inc. (Banks)	672	58,229
PPG Industries, Inc. (Chemicals)	144	13,697
PPL Corp. (Electric Utilities)	864	30,292
Praxair, Inc. (Chemicals)	192	19,200
Principal Financial Group, Inc. (Insurance)	336	12,768
Prudential Financial, Inc. (Insurance)	576	40,366
Public Service Enterprise Group, Inc. (Multi-Utilities)	624	25,771
PulteGroup, Inc. (Household Durables)	384	6,436
PVH Corp. (Textiles, Apparel & Luxury Goods)	96	7,044
QUALCOMM, Inc. (Communications Equipment)	1,920	87,053
Quanta Services, Inc.* (Construction & Engineering)	192	3,590
Quest Diagnostics, Inc. (Health Care Providers & Services)	192	12,609
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	96	10,800
Range Resources Corp. (Oil, Gas & Consumable Fuels)	240	7,094
Raytheon Co. (Aerospace & Defense)	192	24,622
Realty Income Corp. (Real Estate Investment Trusts)	96	5,356
Regions Financial Corp. (Banks)	1,680	13,642
Republic Services, Inc. (Commercial Services & Supplies)	144	6,293
Robert Half International, Inc. (Professional Services)	96	4,202
Rockwell Automation, Inc. (Electrical Equipment)	96	9,175

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 51

Common Stocks, continued

	Shares	Value
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	96	$7,868
Ryder System, Inc. (Road & Rail)	48	2,552
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	144	10,181
SCANA Corp. (Multi-Utilities)	192	12,086
Schlumberger, Ltd. (Energy Equipment & Services)	1,632	117,945
Scripps Networks Interactive, Inc.—Class A (Media)	48	2,927
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	384	11,155
Sealed Air Corp. (Containers & Packaging)	96	3,891
Sempra Energy (Multi-Utilities)	288	27,288
Simon Property Group, Inc. (Real Estate Investment Trusts)	144	26,824
SL Green Realty Corp. (Real Estate Investment Trusts)	96	9,275
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	480	4,267
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	864	23,717
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	192	10,149
Staples, Inc. (Specialty Retail)	816	7,279
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	96	5,975
State Street Corp. (Capital Markets)	528	29,425
Stryker Corp. (Health Care Equipment & Supplies)	144	14,278
SunTrust Banks, Inc. (Banks)	672	24,582
Symantec Corp. (Software)	864	17,142
Synchrony Financial* (Consumer Finance)	624	17,734
Sysco Corp. (Food & Staples Retailing)	672	26,752
T. Rowe Price Group, Inc. (Capital Markets)	96	6,811
Target Corp. (Multiline Retail)	768	55,619
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	288	16,462
TECO Energy, Inc. (Multi-Utilities)	144	3,905
TEGNA, Inc. (Media)	144	3,457
Tenet Healthcare Corp.* (Health Care Providers & Services)	144	3,905
Teradata Corp.* (IT Services)	96	2,337
Tesoro Corp. (Oil, Gas & Consumable Fuels)	96	8,376
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	480	25,406
Textron, Inc. (Aerospace & Defense)	336	11,498
The ADT Corp. (Commercial Services & Supplies)	96	2,840
The AES Corp. (Independent Power and Renewable Electricity Producers)	864	8,208
The Allstate Corp. (Insurance)	480	29,088
The Bank of New York Mellon Corp. (Capital Markets)	1,392	50,418
The Coca-Cola Co. (Beverages)	2,400	103,008
The Dow Chemical Co. (Chemicals)	1,440	60,481
The Gap, Inc. (Specialty Retail)	288	7,119
The Goldman Sachs Group, Inc. (Capital Markets)	528	85,305
The Goodyear Tire & Rubber Co. (Auto Components)	192	5,455
The Hershey Co. (Food Products)	96	8,459
The Interpublic Group of Cos., Inc. (Media)	192	4,308
The JM Smucker Co.—Class A (Food Products)	48	6,159
The Kraft Heinz Co. (Food Products)	768	59,949
The Kroger Co. (Food & Staples Retailing)	672	26,080
The Macerich Co. (Real Estate Investment Trusts)	96	7,485
The Mosaic Co. (Chemicals)	432	10,411
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	48	2,976
The Procter & Gamble Co. (Household Products)	3,504	286,241
The Progressive Corp. (Insurance)	384	12,000
The Southern Co. (Electric Utilities)	1,152	56,356
The Travelers Cos., Inc. (Insurance)	384	41,103
The Western Union Co. (IT Services)	288	5,138
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	528	10,190
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	192	25,356
Tiffany & Co. (Specialty Retail)	144	9,193
Time Warner, Inc. (Media)	1,008	71,005
Torchmark Corp. (Insurance)	48	2,608
Transocean, Ltd. (Energy Equipment & Services)	432	4,501
Twenty-First Century Fox, Inc.—Class A (Media)	720	19,418
Twenty-First Century Fox, Inc.—Class B (Media)	240	6,504
Tyco International PLC (Commercial Services & Supplies)	288	9,904
Tyson Foods, Inc.—Class A (Food Products)	384	20,490
U.S. Bancorp (Banks)	2,112	84,607
Union Pacific Corp. (Road & Rail)	672	48,383
United Continental Holdings, Inc.* (Airlines)	480	23,174
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	432	40,262
United Rentals, Inc.* (Trading Companies & Distributors)	48	2,300
United Technologies Corp. (Aerospace & Defense)	1,056	92,601
UnitedHealth Group, Inc. (Health Care Providers & Services)	528	60,804
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	48	5,407
Unum Group (Insurance)	288	8,248
Urban Outfitters, Inc.* (Specialty Retail)	96	2,196
V.F. Corp. (Textiles, Apparel & Luxury Goods)	192	12,019
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	624	42,351
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	48	3,702
Ventas, Inc. (Real Estate Investment Trusts)	240	13,277
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,120	155,907
Vertex Pharmaceuticals, Inc.* (Biotechnology)	144	13,068
Viacom, Inc.—Class B (Media)	432	19,716
Vornado Realty Trust (Real Estate Investment Trusts)	96	8,492

See accompanying notes to the financial statements.

52 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
W.W. Grainger, Inc. (Trading Companies & Distributors)	48	$9,440
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	480	38,266
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,016	133,783
Waste Management, Inc. (Commercial Services & Supplies)	240	12,708
WEC Energy Group, Inc. (Multi-Utilities)	384	21,208
Wells Fargo & Co. (Banks)	5,952	298,968
Welltower, Inc. (Real Estate Investment Trusts)	192	11,946
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	288	13,818
WestRock Co. (Containers & Packaging)	336	11,854
Weyerhaeuser Co. (Real Estate Investment Trusts)	336	8,605
Whirlpool Corp. (Household Durables)	96	12,901
Whole Foods Market, Inc. (Food & Staples Retailing)	432	12,662
Willis Towers Watson PLC (Insurance)	48	5,495
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	48	3,232
Xcel Energy, Inc. (Electric Utilities)	672	25,684
Xerox Corp. (IT Services)	1,200	11,700
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	144	7,239
Xylem, Inc. (Machinery)	144	5,177
Yahoo!, Inc.* (Internet Software & Services)	1,104	32,579
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	288	20,843
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	144	14,293
Zions Bancorp (Banks)	240	5,443
Zoetis, Inc. (Pharmaceuticals)	192	8,266
TOTAL COMMON STOCKS (Cost $9,462,236)		10,609,310
TOTAL INVESTMENT SECURITIES (Cost $9,462,236)—99.9%		10,609,310
Net other assets (liabilities)—0.1%		13,756
NET ASSETS—100.0%		$10,623,066

*                                         Non-income producing security

ADR                            American Depositary Receipt

Large-Cap Value ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$245,541	2.3%
Air Freight & Logistics	95,460	0.9%
Airlines	99,635	0.9%
Auto Components	43,180	0.4%
Automobiles	123,268	1.2%
Banks	1,226,806	11.6%
Beverages	197,179	1.9%
Biotechnology	121,281	1.1%
Capital Markets	271,082	2.6%
Chemicals	223,271	2.1%
Commercial Services & Supplies	36,444	0.3%
Communications Equipment	193,492	1.8%
Construction & Engineering	17,858	0.2%
Consumer Finance	147,093	1.4%
Containers & Packaging	42,708	0.4%
Distributors	16,545	0.2%
Diversified Consumer Services	3,269	NM
Diversified Financial Services	338,829	3.2%
Diversified Telecommunication Services	476,558	4.5%
Electric Utilities	415,530	3.9%
Electrical Equipment	75,788	0.7%
Electronic Equipment, Instruments & Components	47,854	0.5%
Energy Equipment & Services	217,383	2.0%
Food & Staples Retailing	362,499	3.4%
Food Products	186,564	1.8%
Gas Utilities	3,051	NM
Health Care Equipment & Supplies	174,521	1.6%
Health Care Providers & Services	315,036	3.0%
Hotels, Restaurants & Leisure	128,175	1.2%
Household Durables	29,966	0.3%
Household Products	346,554	3.3%
Independent Power and Renewable Electricity Producers	12,294	0.1%
Industrial Conglomerates	229,370	2.2%
Insurance	488,079	4.6%
Internet Software & Services	32,579	0.3%
IT Services	140,137	1.3%
Leisure Products	11,919	0.1%
Life Sciences Tools & Services	36,199	0.3%
Machinery	195,558	1.8%
Media	221,623	2.1%
Metals & Mining	49,383	0.5%
Multiline Retail	106,915	1.0%
Multi-Utilities	246,252	2.3%
Oil, Gas & Consumable Fuels	1,081,696	10.2%
Pharmaceuticals	634,106	6.0%
Professional Services	11,137	0.1%
Real Estate Investment Trusts	147,227	1.4%
Road & Rail	120,433	1.1%
Semiconductors & Semiconductor Equipment	169,945	1.6%
Software	107,613	1.0%
Specialty Retail	56,969	0.5%
Technology Hardware, Storage & Peripherals	141,643	1.3%
Textiles, Apparel & Luxury Goods	46,143	0.4%
Tobacco	82,089	0.8%
Trading Companies & Distributors	17,581	0.2%
Other**	13,756	0.1%
Total	$10,623,066	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 53

Common Stocks (100.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,524	$230,124
Abbott Laboratories (Health Care Equipment & Supplies)	2,667	100,946
AbbVie, Inc. (Biotechnology)	3,810	209,169
Accenture PLC—Class A (IT Services)	2,667	281,475
Activision Blizzard, Inc. (Software)	2,159	75,176
Adobe Systems, Inc.* (Software)	2,159	192,432
Advance Auto Parts, Inc. (Specialty Retail)	254	38,621
Aetna, Inc. (Health Care Providers & Services)	1,524	155,203
Affiliated Managers Group, Inc.* (Capital Markets)	127	17,042
Agilent Technologies, Inc. (Life Sciences Tools & Services)	508	19,126
AGL Resources, Inc. (Gas Utilities)	254	16,144
Air Products & Chemicals, Inc. (Chemicals)	381	48,277
Airgas, Inc. (Chemicals)	254	35,560
Akamai Technologies, Inc.* (Internet Software & Services)	762	34,762
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,016	148,265
Allegion PLC (Building Products)	381	23,073
Allergan PLC* (Pharmaceuticals)	1,651	469,594
Alliance Data Systems Corp.* (IT Services)	254	50,747
Alphabet, Inc.*—Class A (Internet Software & Services)	1,270	966,914
Alphabet, Inc.*—Class C (Internet Software & Services)	1,270	943,547
Altria Group, Inc. (Tobacco)	8,382	512,224
Amazon.com, Inc.* (Internet & Catalog Retail)	1,651	969,137
American Tower Corp. (Real Estate Investment Trusts)	1,778	167,736
Ameriprise Financial, Inc. (Capital Markets)	381	34,538
AmerisourceBergen Corp. (Health Care Providers & Services)	889	79,619
AMETEK, Inc. (Electrical Equipment)	1,016	47,803
Amgen, Inc. (Biotechnology)	2,286	349,141
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,270	62,954
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,016	39,715
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,397	75,242
Aon PLC (Insurance)	762	66,927
Apache Corp. (Oil, Gas & Consumable Fuels)	635	27,013
Apartment Investment & Management Co.— Class A (Real Estate Investment Trusts)	381	14,916
Apple, Inc. (Technology Hardware, Storage & Peripherals)	24,003	2,336,451
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,953	87,420
Assurant, Inc. (Insurance)	127	10,326
Autodesk, Inc.* (Software)	635	29,731
Automatic Data Processing, Inc. (IT Services)	1,143	94,972
AutoZone, Inc.* (Specialty Retail)	127	97,459
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	1,651	220,755
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	635	108,896
Avery Dennison Corp. (Containers & Packaging)	381	23,199
Ball Corp. (Containers & Packaging)	254	16,975
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	381	69,826
Baxalta, Inc. (Biotechnology)	1,397	55,894
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	889	129,234
Biogen, Inc.* (Biotechnology)	1,016	277,429
BlackRock, Inc. (Capital Markets)	381	119,733
Boston Properties, Inc. (Real Estate Investment Trusts)	381	44,276
Boston Scientific Corp.* (Health Care Equipment & Supplies)	5,842	102,410
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,318	268,407
Brown-Forman Corp.—Class B (Beverages)	381	37,277
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	254	16,452
Cablevision Systems Corp.—Class A (Media)	1,016	32,421
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	762	15,812
Cameron International Corp.* (Energy Equipment & Services)	762	50,033
Campbell Soup Co. (Food Products)	762	42,984
CarMax, Inc.* (Specialty Retail)	508	22,443
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,270	35,522
CBS Corp.—Class B (Media)	1,016	48,260
Celgene Corp.* (Biotechnology)	3,429	343,997
Cerner Corp.* (Health Care Technology)	1,270	73,673
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	127	57,527
Church & Dwight Co., Inc. (Household Products)	508	42,672
Cigna Corp. (Health Care Providers & Services)	1,143	152,705
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	254	23,622
Cincinnati Financial Corp. (Insurance)	381	21,957
Cintas Corp. (Commercial Services & Supplies)	381	32,736
Cisco Systems, Inc. (Communications Equipment)	9,017	214,515
Citizens Financial Group, Inc. (Banks)	508	10,795
Citrix Systems, Inc.* (Software)	635	44,742
CME Group, Inc. (Diversified Financial Services)	762	68,466
Coca-Cola Enterprises, Inc. (Beverages)	635	29,477
Cognizant Technology Solutions Corp.* (IT Services)	2,667	168,848
Colgate-Palmolive Co. (Household Products)	2,032	137,222
Comcast Corp.—Class A (Media)	6,604	367,909
ConAgra Foods, Inc. (Food Products)	1,016	42,306
Constellation Brands, Inc.—Class A (Beverages)	762	116,190
Costco Wholesale Corp. (Food & Staples Retailing)	889	134,346
Crown Castle International Corp. (Real Estate Investment Trusts)	1,397	120,421
CSRA, Inc. (IT Services)	254	6,802
CVS Health Corp. (Food & Staples Retailing)	2,159	208,538
D.R. Horton, Inc. (Household Durables)	1,397	38,431
Danaher Corp. (Industrial Conglomerates)	1,651	143,059

See accompanying notes to the financial statements.

54 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	508	$34,097
Delphi Automotive PLC (Auto Components)	1,143	74,227
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	381	22,437
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	889	24,803
Discovery Communications, Inc.*—Class A (Media)	635	17,520
Discovery Communications, Inc.*—Class C (Media)	1,143	31,101
Dollar General Corp. (Multiline Retail)	635	47,663
Dollar Tree, Inc.* (Multiline Retail)	1,016	82,621
Dominion Resources, Inc. (Multi-Utilities)	1,016	73,325
Dr. Pepper Snapple Group, Inc. (Beverages)	762	71,506
E*TRADE Financial Corp.* (Capital Markets)	1,270	29,921
E.I. du Pont de Nemours & Co. (Chemicals)	1,651	87,107
eBay, Inc.* (Internet Software & Services)	4,699	110,239
Ecolab, Inc. (Chemicals)	1,143	123,296
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	889	69,529
Electronic Arts, Inc.* (Software)	1,397	90,169
Eli Lilly & Co. (Pharmaceuticals)	2,667	210,960
Endo International PLC* (Pharmaceuticals)	254	14,089
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,270	90,195
Equifax, Inc. (Professional Services)	508	53,747
Equinix, Inc. (Real Estate Investment Trusts)	254	78,885
Equity Residential (Real Estate Investment Trusts)	1,524	117,485
Essex Property Trust, Inc. (Real Estate Investment Trusts)	254	54,130
Expedia, Inc. (Internet & Catalog Retail)	508	51,328
Expeditors International of Washington, Inc. (Air Freight & Logistics)	508	22,921
Extra Space Storage, Inc. (Real Estate Investment Trusts)	508	46,071
F5 Networks, Inc.* (Communications Equipment)	254	23,820
Facebook, Inc.*—Class A (Internet Software & Services)	9,779	1,097,301
Fastenal Co. (Trading Companies & Distributors)	762	30,906
Federal Realty Investment Trust (Real Estate Investment Trusts)	254	38,311
Fidelity National Information Services, Inc. (IT Services)	635	37,929
First Horizon National Corp. (Banks)	1	10
Fiserv, Inc.* (IT Services)	1,016	96,073
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	254	7,427
General Dynamics Corp. (Aerospace & Defense)	635	84,944
General Electric Co. (Industrial Conglomerates)	22,352	650,443
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,524	42,733
General Mills, Inc. (Food Products)	1,651	93,298
Gilead Sciences, Inc. (Biotechnology)	6,223	516,509
H & R Block, Inc. (Diversified Consumer Services)	635	21,622
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,651	50,471
Harman International Industries, Inc. (Household Durables)	127	9,448
Harris Corp. (Communications Equipment)	254	22,090
Hasbro, Inc. (Leisure Products)	508	37,734
HCA Holdings, Inc.* (Health Care Providers & Services)	508	35,347
Henry Schein, Inc.* (Health Care Providers & Services)	254	38,466
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	4,318	59,416
Honeywell International, Inc. (Aerospace & Defense)	1,778	183,490
Hormel Foods Corp. (Food Products)	635	51,060
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,524	21,107
Humana, Inc. (Health Care Providers & Services)	254	41,349
Huntington Bancshares, Inc. (Banks)	1,651	14,166
Illinois Tool Works, Inc. (Machinery)	762	68,634
Illumina, Inc.* (Life Sciences Tools & Services)	635	100,298
Intel Corp. (Semiconductors & Semiconductor Equipment)	8,382	260,011
Intercontinental Exchange, Inc. (Diversified Financial Services)	508	134,010
International Business Machines Corp. (IT Services)	1,524	190,180
International Flavors & Fragrances, Inc. (Chemicals)	381	44,562
Intuit, Inc. (Software)	1,143	109,168
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	127	68,688
Iron Mountain, Inc. (Real Estate Investment Trusts)	381	10,493
J.B. Hunt Transport Services, Inc. (Road & Rail)	254	18,466
Johnson & Johnson (Pharmaceuticals)	5,842	610,138
Juniper Networks, Inc. (Communications Equipment)	1,524	35,967
Kellogg Co. (Food Products)	635	46,634
Kimberly-Clark Corp. (Household Products)	889	114,165
Kimco Realty Corp. (Real Estate Investment Trusts)	1,778	48,344
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	381	25,523
L Brands, Inc. (Specialty Retail)	1,143	109,899
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	381	42,805
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	635	45,587
Leggett & Platt, Inc. (Household Durables)	381	15,815
Lennar Corp.—Class A (Household Durables)	762	32,118
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	508	24,795
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	635	27,134
Lockheed Martin Corp. (Aerospace & Defense)	635	133,985
Lowe’s Cos., Inc. (Specialty Retail)	3,937	282,125

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 55

Common Stocks, continued

	Shares	Value
LyondellBasell Industries N.V.—Class A (Chemicals)	889	$69,315
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	509	31,173
Marsh & McLennan Cos., Inc. (Insurance)	1,143	60,956
Martin Marietta Materials, Inc. (Construction Materials)	254	31,897
Masco Corp. (Building Products)	1,397	36,867
MasterCard, Inc.—Class A (IT Services)	4,318	384,432
McCormick & Co., Inc. (Food Products)	381	33,517
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,667	330,121
McGraw Hill Financial, Inc. (Diversified Financial Services)	1,143	97,178
Mead Johnson Nutrition Co.—Class A (Food Products)	381	27,619
Medtronic PLC (Health Care Equipment & Supplies)	3,429	260,330
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	508	20,269
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	889	39,836
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,286	25,215
Microsoft Corp. (Software)	34,417	1,896,033
Mohawk Industries, Inc.* (Household Durables)	254	42,268
Molson Coors Brewing Co.—Class B (Beverages)	381	34,473
Mondelez International, Inc.—Class A (Food Products)	6,858	295,581
Monsanto Co. (Chemicals)	889	80,543
Monster Beverage Corp.* (Beverages)	635	85,744
Moody’s Corp. (Diversified Financial Services)	762	67,925
Morgan Stanley (Capital Markets)	3,048	78,882
Motorola Solutions, Inc. (Communications Equipment)	381	25,439
Mylan N.V.* (Pharmaceuticals)	889	46,841
Netflix, Inc.* (Internet & Catalog Retail)	1,778	163,292
Newell Rubbermaid, Inc. (Household Durables)	1,143	44,326
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	381	11,076
Nielsen Holdings PLC (Professional Services)	1,016	48,931
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	5,842	362,263
Northern Trust Corp. (Capital Markets)	635	39,421
Northrop Grumman Corp. (Aerospace & Defense)	762	141,016
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,159	63,237
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,397	96,155
Omnicom Group, Inc. (Media)	508	37,262
Oracle Corp. (Software)	6,858	249,014
O’Reilly Automotive, Inc.* (Specialty Retail)	381	99,403
Patterson Cos., Inc. (Health Care Providers & Services)	254	10,785
Paychex, Inc. (IT Services)	1,397	66,860
PayPal Holdings, Inc.* (IT Services)	4,826	174,412
Pentair PLC (Machinery)	508	23,937
PepsiCo, Inc. (Beverages)	3,429	340,500
PerkinElmer, Inc. (Life Sciences Tools & Services)	508	24,547
Perrigo Co. PLC (Pharmaceuticals)	254	36,723
Pfizer, Inc. (Pharmaceuticals)	13,843	422,073
Philip Morris International, Inc. (Tobacco)	3,683	331,507
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	635	78,708
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	762	30,869
PPG Industries, Inc. (Chemicals)	762	72,481
Praxair, Inc. (Chemicals)	635	63,500
Prologis, Inc. (Real Estate Investment Trusts)	2,286	90,228
Public Storage (Real Estate Investment Trusts)	635	161,011
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	635	25,146
Raytheon Co. (Aerospace & Defense)	762	97,719
Realty Income Corp. (Real Estate Investment Trusts)	762	42,512
Red Hat, Inc.* (Software)	762	53,378
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	381	160,054
Republic Services, Inc. (Commercial Services & Supplies)	508	22,200
Reynolds American, Inc. (Tobacco)	3,556	177,622
Robert Half International, Inc. (Professional Services)	381	16,676
Rockwell Automation, Inc. (Electrical Equipment)	254	24,275
Rockwell Collins, Inc. (Aerospace & Defense)	508	41,087
Roper Technologies, Inc. (Industrial Conglomerates)	381	66,930
Ross Stores, Inc. (Specialty Retail)	1,778	100,030
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	508	41,636
salesforce.com, Inc.* (Software)	2,667	181,516
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	381	26,937
Scripps Networks Interactive, Inc.—Class A (Media)	254	15,486
Sealed Air Corp. (Containers & Packaging)	508	20,589
Signet Jewelers, Ltd. (Specialty Retail)	381	44,196
Simon Property Group, Inc. (Real Estate Investment Trusts)	889	165,603
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	762	52,517
SL Green Realty Corp. (Real Estate Investment Trusts)	127	12,269
Snap-on, Inc. (Machinery)	254	41,036
Southwest Airlines Co. (Airlines)	2,794	105,110
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	635	33,566
Stanley Black & Decker, Inc. (Machinery)	635	59,906
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,350	385,891
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	381	23,713
Stericycle, Inc.* (Commercial Services & Supplies)	381	45,853

See accompanying notes to the financial statements.

56 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Stryker Corp. (Health Care Equipment & Supplies)	889	$88,144
Synchrony Financial* (Consumer Finance)	1,524	43,312
T. Rowe Price Group, Inc. (Capital Markets)	762	54,064
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	762	43,556
TECO Energy, Inc. (Multi-Utilities)	508	13,777
TEGNA, Inc. (Media)	508	12,197
Teradata Corp.* (IT Services)	254	6,182
Tesoro Corp. (Oil, Gas & Consumable Fuels)	254	22,162
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,794	147,886
The ADT Corp. (Commercial Services & Supplies)	381	11,270
The Boeing Co. (Aerospace & Defense)	2,667	320,386
The Charles Schwab Corp. (Capital Markets)	5,207	132,935
The Clorox Co. (Household Products)	508	65,557
The Coca-Cola Co. (Beverages)	8,763	376,107
The Dun & Bradstreet Corp. (Professional Services)	127	12,499
The Estee Lauder Cos., Inc.—Class A (Personal Products)	1,016	86,614
The Goodyear Tire & Rubber Co. (Auto Components)	508	14,432
The Hershey Co. (Food Products)	381	33,570
The Home Depot, Inc. (Specialty Retail)	5,461	686,776
The Interpublic Group of Cos., Inc. (Media)	1,143	25,649
The JM Smucker Co.—Class A (Food Products)	254	32,593
The Kroger Co. (Food & Staples Retailing)	1,905	73,933
The Macerich Co. (Real Estate Investment Trusts)	254	19,804
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	254	15,748
The Priceline Group, Inc.* (Internet & Catalog Retail)	254	270,502
The Progressive Corp. (Insurance)	1,143	35,719
The Sherwin-Williams Co. (Chemicals)	381	97,410
The TJX Cos., Inc. (Specialty Retail)	2,921	208,092
The Walt Disney Co. (Media)	6,604	632,794
The Western Union Co. (IT Services)	1,143	20,391
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,143	22,060
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,143	150,945
Time Warner Cable, Inc. (Media)	1,270	231,153
Torchmark Corp. (Insurance)	254	13,802
Total System Services, Inc. (IT Services)	762	30,602
Tractor Supply Co. (Specialty Retail)	635	56,077
TripAdvisor, Inc.* (Internet & Catalog Retail)	508	33,914
Twenty-First Century Fox, Inc.—Class A (Media)	2,667	71,929
Twenty-First Century Fox, Inc.—Class B (Media)	1,016	27,534
Tyco International PLC (Commercial Services & Supplies)	762	26,205
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	762	65,098
Union Pacific Corp. (Road & Rail)	1,524	109,728
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,651	153,873
United Rentals, Inc.* (Trading Companies & Distributors)	127	6,085
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,286	263,255
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	254	28,611
V.F. Corp. (Textiles, Apparel & Luxury Goods)	762	47,701
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	254	19,591
Ventas, Inc. (Real Estate Investment Trusts)	635	35,128
VeriSign, Inc.* (Internet Software & Services)	381	28,804
Verisk Analytics, Inc.*—Class A (Professional Services)	635	46,355
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,985	349,041
Vertex Pharmaceuticals, Inc.* (Biotechnology)	508	46,101
Visa, Inc.—Class A (IT Services)	8,382	624,374
Vornado Realty Trust (Real Estate Investment Trusts)	381	33,703
Vulcan Materials Co. (Construction Materials)	635	56,007
W.W. Grainger, Inc. (Trading Companies & Distributors)	127	24,980
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,159	172,115
Waste Management, Inc. (Commercial Services & Supplies)	889	47,072
Waters Corp.* (Life Sciences Tools & Services)	381	46,181
Welltower, Inc. (Real Estate Investment Trusts)	889	55,314
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,143	29,272
Willis Towers Watson PLC (Insurance)	381	43,613
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	508	32,969
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	127	8,552
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	635	31,921
XL Group PLC (Insurance)	1,270	46,050
Xylem, Inc. (Machinery)	254	9,131
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,016	73,528
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	381	37,818
Zoetis, Inc. (Pharmaceuticals)	1,270	54,674
TOTAL COMMON STOCKS (Cost $31,431,679)		37,497,472
TOTAL INVESTMENT SECURITIES (Cost $31,431,679)—100.2%		37,497,472
Net other assets (liabilities)—(0.2)%		(60,490)
NET ASSETS—100.0%		$37,436,982

*                                         Non-income producing security

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 57

Large-Cap Growth ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$1,002,627	2.7%
Air Freight & Logistics	193,246	0.5%
Airlines	105,110	0.3%
Auto Components	88,659	0.2%
Banks	24,971	0.1%
Beverages	1,091,274	2.9%
Biotechnology	2,106,559	5.6%
Building Products	59,940	0.2%
Capital Markets	506,536	1.4%
Chemicals	722,051	1.9%
Commercial Services & Supplies	185,336	0.5%
Communications Equipment	321,831	0.9%
Construction Materials	87,904	0.2%
Consumer Finance	43,312	0.1%
Containers & Packaging	60,763	0.2%
Diversified Consumer Services	21,622	0.1%
Diversified Financial Services	383,327	1.0%
Diversified Telecommunication Services	373,836	1.0%
Electrical Equipment	72,078	0.2%
Electronic Equipment, Instruments & Components	113,937	0.3%
Energy Equipment & Services	50,033	0.1%
Food & Staples Retailing	588,932	1.6%
Food Products	699,162	1.9%
Gas Utilities	16,144	NM
Health Care Equipment & Supplies	1,002,519	2.7%
Health Care Providers & Services	882,242	2.4%
Health Care Technology	73,673	0.2%
Hotels, Restaurants & Leisure	985,110	2.6%
Household Durables	182,406	0.5%
Household Products	359,616	1.0%
Industrial Conglomerates	1,090,557	2.9%
Insurance	299,350	0.8%
Internet & Catalog Retail	1,488,173	4.0%
Internet Software & Services	3,181,566	8.5%
IT Services	2,234,279	6.0%
Leisure Products	37,734	0.1%
Life Sciences Tools & Services	341,097	0.9%
Machinery	202,644	0.5%
Media	1,551,215	4.1%
Multiline Retail	130,284	0.3%
Multi-Utilities	87,102	0.2%
Oil, Gas & Consumable Fuels	451,321	1.2%
Personal Products	86,614	0.2%
Pharmaceuticals	2,133,500	5.7%
Professional Services	178,208	0.5%
Real Estate Investment Trusts	1,589,518	4.2%
Real Estate Management & Development	35,522	0.1%
Road & Rail	128,194	0.3%
Semiconductors & Semiconductor Equipment	1,127,430	3.0%
Software	2,921,358	7.8%
Specialty Retail	1,745,121	4.7%
Technology Hardware, Storage & Peripherals	2,422,803	6.5%
Textiles, Apparel & Luxury Goods	545,802	1.5%
Tobacco	1,021,353	2.7%
Trading Companies & Distributors	61,971	0.2%
Other**	(60,490)	(0.2)%
Total	$37,436,982	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

58 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (101.7%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	672	$5,383
Aaron’s, Inc. (Specialty Retail)	399	9,129
Abercrombie & Fitch Co.—Class A (Specialty Retail)	420	11,021
Acxiom Corp.* (IT Services)	273	5,105
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,163	4,759
AECOM* (Construction & Engineering)	945	25,931
AGCO Corp. (Machinery)	462	22,531
Albemarle Corp. (Chemicals)	693	36,479
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	168	13,302
Alleghany Corp.* (Insurance)	105	50,182
Allegheny Technologies, Inc. (Metals & Mining)	693	6,500
Alliant Energy Corp. (Multi-Utilities)	714	46,653
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	672	9,260
American Campus Communities, Inc. (Real Estate Investment Trusts)	315	13,293
American Eagle Outfitters, Inc. (Specialty Retail)	1,113	16,294
American Financial Group, Inc. (Insurance)	231	16,396
AptarGroup, Inc. (Containers & Packaging)	168	12,247
Aqua America, Inc. (Water Utilities)	462	14,567
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	588	30,341
Arthur J. Gallagher & Co. (Insurance)	525	19,761
Ascena Retail Group, Inc.* (Specialty Retail)	1,071	7,904
Ashland, Inc. (Chemicals)	189	17,910
Aspen Insurance Holdings, Ltd. (Insurance)	378	17,581
Associated Banc-Corp. (Banks)	945	16,585
Atmel Corp. (Semiconductors & Semiconductor Equipment)	1,428	11,510
Atmos Energy Corp. (Gas Utilities)	357	24,712
Avnet, Inc. (Electronic Equipment, Instruments & Components)	819	32,694
Avon Products, Inc. (Personal Products)	1,974	6,692
BancorpSouth, Inc. (Banks)	273	5,700
Bank of Hawaii Corp. (Banks)	105	6,293
BE Aerospace, Inc. (Aerospace & Defense)	378	15,290
Belden, Inc. (Electronic Equipment, Instruments & Components)	126	5,383
Bemis Co., Inc. (Containers & Packaging)	609	29,153
Big Lots, Inc. (Multiline Retail)	315	12,216
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	126	16,079
Black Hills Corp. (Multi-Utilities)	315	15,523
Brinker International, Inc. (Hotels, Restaurants & Leisure)	210	10,445
Brown & Brown, Inc. (Insurance)	273	8,258
Brunswick Corp. (Leisure Products)	294	11,716
Cabela’s, Inc.*—Class A (Specialty Retail)	315	13,252
Cable One, Inc. (Media)	21	9,030
Cabot Corp. (Chemicals)	399	16,096
CalAtlantic Group, Inc. (Household Durables)	231	7,505
California Resources Corp. (Oil, Gas & Consumable Fuels)	1,974	2,823
Camden Property Trust (Real Estate Investment Trusts)	252	19,228
Care Capital Properties, Inc. (Real Estate Investment Trusts)	294	8,802
Carlisle Cos., Inc. (Industrial Conglomerates)	399	33,388
Carpenter Technology Corp. (Metals & Mining)	315	8,744
Casey’s General Stores, Inc. (Food & Staples Retailing)	105	12,678
Catalent, Inc.* (Pharmaceuticals)	252	5,930
Cathay General Bancorp (Banks)	168	4,704
Chico’s FAS, Inc. (Specialty Retail)	882	9,164
Cinemark Holdings, Inc. (Media)	357	10,528
CLARCOR, Inc. (Machinery)	315	14,761
Clean Harbors, Inc.* (Commercial Services & Supplies)	336	14,888
Cleco Corp. (Electric Utilities)	378	20,087
CNO Financial Group, Inc. (Insurance)	1,155	20,097
Commerce Bancshares, Inc. (Banks)	252	10,365
Commercial Metals Co. (Metals & Mining)	735	10,231
Community Health Systems, Inc.* (Health Care Providers & Services)	735	15,788
CommVault Systems, Inc.* (Software)	126	4,728
Compass Minerals International, Inc. (Metals & Mining)	84	6,287
Computer Sciences Corp. (IT Services)	861	27,613
comScore, Inc.* (Internet Software & Services)	105	4,046
Copart, Inc.* (Commercial Services & Supplies)	231	7,741
CoreLogic, Inc.* (IT Services)	210	7,497
Corporate Office Properties Trust (Real Estate Investment Trusts)	588	13,112
Corrections Corp. of America (Real Estate Investment Trusts)	735	21,175
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	84	11,023
Crane Co. (Machinery)	168	8,024
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	651	18,247
CST Brands, Inc. (Specialty Retail)	483	18,711
Cullen/Frost Bankers, Inc. (Banks)	336	16,081
Curtiss-Wright Corp. (Aerospace & Defense)	168	11,592
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,100	16,506
Dana Holding Corp. (Auto Components)	966	11,486
Dean Foods Co. (Food Products)	567	11,329
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	210	10,387
Deluxe Corp. (Commercial Services & Supplies)	147	8,217
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	2,205	3,440
DeVry Education Group, Inc. (Diversified Consumer Services)	357	7,104
Dick’s Sporting Goods, Inc. (Specialty Retail)	567	22,159
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	399	11,060
Domtar Corp. (Paper & Forest Products)	399	12,868
Donaldson Co., Inc. (Machinery)	462	13,019
Douglas Emmett, Inc. (Real Estate Investment Trusts)	336	9,939
DreamWorks Animation SKG, Inc.*—Class A (Media)	231	5,923
Dril-Quip, Inc.* (Energy Equipment & Services)	231	13,546
Duke Realty Corp. (Real Estate Investment Trusts)	1,155	23,249
East West Bancorp, Inc. (Banks)	315	10,212
Eaton Vance Corp. (Capital Markets)	378	10,833

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 59

Common Stocks, continued

	Shares	Value
Edgewell Personal Care Co. (Personal Products)	231	$17,096
Endurance Specialty Holdings, Ltd. (Insurance)	378	23,410
Energen Corp. (Oil, Gas & Consumable Fuels)	504	17,776
Energizer Holdings, Inc. (Household Products)	231	7,401
EPR Properties (Real Estate Investment Trusts)	210	12,590
Esterline Technologies Corp.* (Aerospace & Defense)	189	14,876
Everest Re Group, Ltd. (Insurance)	273	48,851
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	399	8,176
Federated Investors, Inc.—Class B (Capital Markets)	294	7,435
FEI Co. (Electronic Equipment, Instruments & Components)	147	10,650
First American Financial Corp. (Insurance)	672	23,097
First Niagara Financial Group, Inc. (Banks)	2,226	21,792
FirstMerit Corp. (Banks)	1,029	19,942
Foot Locker, Inc. (Specialty Retail)	294	19,864
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	252	8,215
FTI Consulting, Inc.* (Professional Services)	273	9,252
Fulton Financial Corp. (Banks)	588	7,556
GATX Corp. (Trading Companies & Distributors)	273	11,188
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	357	17,700
Gentex Corp. (Auto Components)	693	9,487
Genworth Financial, Inc.*—Class A (Insurance)	3,108	8,640
Graco, Inc. (Machinery)	126	9,158
Graham Holdings Co.—Class B (Diversified Consumer Services)	21	10,179
Granite Construction, Inc. (Construction & Engineering)	252	9,735
Great Plains Energy, Inc. (Electric Utilities)	966	26,932
Greif, Inc.—Class A (Containers & Packaging)	168	4,440
GUESS?, Inc. (Specialty Retail)	399	7,397
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	672	19,858
Halyard Health, Inc.* (Health Care Equipment & Supplies)	168	4,166
Hancock Holding Co. (Banks)	483	11,573
Hawaiian Electric Industries, Inc. (Electric Utilities)	672	20,106
Health Net, Inc.* (Health Care Providers & Services)	252	16,687
Herman Miller, Inc. (Commercial Services & Supplies)	189	4,842
Highwoods Properties, Inc. (Real Estate Investment Trusts)	294	12,433
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	126	6,159
HNI Corp. (Commercial Services & Supplies)	273	9,287
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,155	40,389
Hospitality Properties Trust (Real Estate Investment Trusts)	945	22,293
HSN, Inc. (Internet & Catalog Retail)	210	9,883
Hubbell, Inc.* (Electrical Equipment)	189	17,092
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	147	18,798
IDACORP, Inc. (Electric Utilities)	168	11,691
IDEX Corp. (Machinery)	210	15,227
Ingram Micro, Inc.—Class A (Electronic Equipment, Instruments & Components)	966	27,241
Ingredion, Inc. (Food Products)	252	25,382
InterDigital, Inc. (Communications Equipment)	126	5,675
International Bancshares Corp. (Banks)	357	8,279
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	168	5,736
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	840	10,920
ITT Corp. (Machinery)	315	10,222
J.C. Penney Co., Inc.* (Multiline Retail)	1,911	13,874
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,176	23,414
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	84	6,522
Janus Capital Group, Inc. (Capital Markets)	441	5,552
Jarden Corp.* (Household Durables)	672	35,649
John Wiley & Sons, Inc. (Media)	315	13,166
Joy Global, Inc. (Machinery)	609	6,072
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	525	9,350
KB Home (Household Durables)	567	6,158
KBR, Inc. (Construction & Engineering)	546	7,786
Kemper Corp. (Insurance)	294	10,161
Kennametal, Inc. (Machinery)	504	8,921
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,071	25,061
Kilroy Realty Corp. (Real Estate Investment Trusts)	210	11,733
Kirby Corp.* (Marine)	336	17,018
KLX, Inc.* (Aerospace & Defense)	336	9,821
Knowles Corp.* (Electronic Equipment, Instruments & Components)	546	7,426
Lancaster Colony Corp. (Food Products)	42	4,271
Landstar System, Inc. (Road & Rail)	273	15,673
LaSalle Hotel Properties (Real Estate Investment Trusts)	714	15,822
Leidos Holdings, Inc. (IT Services)	252	11,622
Lexmark International, Inc.—Class A (Technology Hardware, Storage & Peripherals)	378	10,663
Liberty Property Trust (Real Estate Investment Trusts)	924	27,091
LifePoint Health, Inc.* (Health Care Providers & Services)	273	19,053
Lincoln Electric Holdings, Inc. (Machinery)	420	22,360
Live Nation Entertainment, Inc.* (Media)	546	12,394
Louisiana-Pacific Corp.* (Paper & Forest Products)	315	4,952
M.D.C. Holdings, Inc. (Household Durables)	126	2,742
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	567	11,788
ManpowerGroup, Inc. (Professional Services)	462	35,274
MDU Resources Group, Inc. (Multi-Utilities)	1,218	20,560
Mentor Graphics Corp. (Software)	630	10,949
Mercury General Corp. (Insurance)	231	10,725
Meredith Corp. (Media)	231	9,774
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	147	13,792
Minerals Technologies, Inc. (Chemicals)	84	3,443
Molina Healthcare, Inc.* (Health Care Providers & Services)	126	6,919

See accompanying notes to the financial statements.

60 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
MSA Safety, Inc. (Commercial Services & Supplies)	189	$8,089
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	294	19,054
Murphy USA, Inc.* (Specialty Retail)	252	14,578
Nabors Industries, Ltd. (Energy Equipment & Services)	1,785	13,138
National Fuel Gas Co. (Gas Utilities)	336	15,231
National Instruments Corp. (Electronic Equipment, Instruments & Components)	315	8,978
National Retail Properties, Inc. (Real Estate Investment Trusts)	441	18,937
NCR Corp.* (Technology Hardware, Storage & Peripherals)	777	16,582
NetScout Systems, Inc.* (Communications Equipment)	630	13,576
NeuStar, Inc.*—Class A (IT Services)	147	3,613
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,045	47,136
NewMarket Corp. (Chemicals)	21	7,965
Noble Corp. PLC (Energy Equipment & Services)	1,512	11,778
Nordson Corp. (Machinery)	147	8,883
NOW, Inc.* (Trading Companies & Distributors)	672	9,112
Oceaneering International, Inc. (Energy Equipment & Services)	609	20,615
Office Depot, Inc.* (Specialty Retail)	3,087	15,898
OGE Energy Corp. (Electric Utilities)	1,260	33,050
Oil States International, Inc.* (Energy Equipment & Services)	315	8,892
Old Dominion Freight Line, Inc.* (Road & Rail)	210	11,514
Olin Corp. (Chemicals)	1,029	17,431
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	525	16,648
ONE Gas, Inc. (Gas Utilities)	336	19,004
Orbital ATK, Inc. (Aerospace & Defense)	378	34,107
Oshkosh Corp. (Machinery)	462	15,214
Owens & Minor, Inc. (Health Care Providers & Services)	399	13,825
PacWest Bancorp (Banks)	714	26,210
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	924	13,287
Plantronics, Inc. (Communications Equipment)	84	3,766
PNM Resources, Inc. (Electric Utilities)	504	15,831
Polaris Industries, Inc. (Leisure Products)	168	12,405
Polycom, Inc.* (Communications Equipment)	399	4,066
PolyOne Corp. (Chemicals)	294	7,956
Post Properties, Inc. (Real Estate Investment Trusts)	147	8,422
Potlatch Corp. (Real Estate Investment Trusts)	126	3,634
Primerica, Inc. (Insurance)	126	5,671
Prosperity Bancshares, Inc. (Banks)	420	17,808
PTC, Inc.* (Software)	315	9,327
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	1,008	12,923
Questar Corp. (Gas Utilities)	1,092	22,266
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,302	18,190
Rackspace Hosting, Inc.* (Internet Software & Services)	378	7,639
Raymond James Financial, Inc. (Capital Markets)	462	20,241
Rayonier, Inc. (Real Estate Investment Trusts)	777	16,387
Regal Beloit Corp. (Electrical Equipment)	273	15,345
Reinsurance Group of America, Inc. (Insurance)	420	35,377
Reliance Steel & Aluminum Co. (Metals & Mining)	441	25,112
RenaissanceRe Holdings, Ltd. (Insurance)	147	16,560
Rent-A-Center, Inc. (Specialty Retail)	336	4,576
Rowan Cos. PLC—Class A (Energy Equipment & Services)	777	9,829
Royal Gold, Inc. (Metals & Mining)	399	11,886
RPM International, Inc. (Chemicals)	399	15,661
Science Applications International Corp. (IT Services)	252	10,740
Senior Housing Properties Trust (Real Estate Investment Trusts)	1,491	21,590
Sensient Technologies Corp. (Chemicals)	126	7,518
Silgan Holdings, Inc. (Containers & Packaging)	126	6,662
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	63	2,873
SLM Corp.* (Consumer Finance)	2,667	17,069
SM Energy Co. (Oil, Gas & Consumable Fuels)	420	5,872
Sonoco Products Co. (Containers & Packaging)	630	24,891
Sotheby’s—Class A (Diversified Consumer Services)	378	8,879
StanCorp Financial Group, Inc. (Insurance)	105	12,039
Steel Dynamics, Inc. (Metals & Mining)	1,512	27,746
Stifel Financial Corp.* (Capital Markets)	441	14,756
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	1,995	6,244
Superior Energy Services, Inc. (Energy Equipment & Services)	945	9,743
SUPERVALU, Inc.* (Food & Staples Retailing)	777	3,535
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	189	15,867
Synopsys, Inc.* (Software)	336	14,414
Synovus Financial Corp. (Banks)	378	11,540
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	399	2,853
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	231	7,390
Taubman Centers, Inc. (Real Estate Investment Trusts)	210	14,918
TCF Financial Corp. (Banks)	1,071	12,863
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	210	13,104
Teledyne Technologies, Inc.* (Aerospace & Defense)	231	18,769
Teleflex, Inc. (Health Care Equipment & Supplies)	105	14,247
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	588	13,636
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,281	24,889
Terex Corp. (Machinery)	672	15,053
The Boston Beer Co., Inc.*—Class A (Beverages)	21	3,764
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	147	7,100
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	168	22,034
The Hain Celestial Group, Inc.* (Food Products)	294	10,696
The Hanover Insurance Group, Inc. (Insurance)	273	22,247
The New York Times Co.—Class A (Media)	777	10,272
The Scotts Miracle-Gro Co.—Class A (Chemicals)	105	7,211

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 61

Common Stocks, continued

	Shares	Value
The Timken Co. (Machinery)	462	$12,266
The Valspar Corp. (Chemicals)	189	14,804
Thor Industries, Inc. (Automobiles)	147	7,707
Time, Inc. (Media)	693	10,395
Tootsie Roll Industries, Inc. (Food Products)	42	1,378
TreeHouse Foods, Inc.* (Food Products)	168	13,332
TRI Pointe Group, Inc.* (Household Durables)	420	4,427
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	924	17,824
Trinity Industries, Inc. (Machinery)	966	20,692
Triumph Group, Inc. (Aerospace & Defense)	315	8,033
Trustmark Corp. (Banks)	420	9,089
Tupperware Brands Corp. (Household Durables)	315	14,625
UGI Corp. (Gas Utilities)	1,071	36,413
Umpqua Holdings Corp. (Banks)	1,386	20,069
United Natural Foods, Inc.* (Food & Staples Retailing)	315	11,031
United States Steel Corp. (Metals & Mining)	924	6,468
Urban Edge Properties (Real Estate Investment Trusts)	252	6,124
Valley National Bancorp (Banks)	1,407	12,382
Valmont Industries, Inc. (Machinery)	147	15,669
Vectren Corp. (Multi-Utilities)	525	21,966
VeriFone Systems, Inc.* (IT Services)	714	16,701
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	840	9,626
W.R. Berkley Corp. (Insurance)	609	30,541
Wabtec Corp. (Machinery)	231	14,772
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	273	7,491
Washington Federal, Inc. (Thrifts & Mortgage Finance)	231	4,932
Watsco, Inc. (Trading Companies & Distributors)	63	7,321
Webster Financial Corp. (Banks)	252	8,359
WellCare Health Plans, Inc.* (Health Care Providers & Services)	147	11,169
Werner Enterprises, Inc. (Road & Rail)	273	6,593
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	147	8,411
Westar Energy, Inc. (Electric Utilities)	882	38,419
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	441	14,509
WEX, Inc.* (IT Services)	105	7,624
WGL Holdings, Inc. (Gas Utilities)	126	8,416
Williams-Sonoma, Inc. (Specialty Retail)	252	13,018
Woodward, Inc. (Machinery)	210	9,700
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	441	17,177
Worthington Industries, Inc. (Metals & Mining)	294	8,993
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	1,155	10,487
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,470	7,967
TOTAL COMMON STOCKS (Cost $3,586,140)		4,253,513
TOTAL INVESTMENT SECURITIES (Cost $3,586,140)—101.7%		4,253,513
Net other assets (liabilities)—(1.7)%		(71,594)
NET ASSETS—100.0%		$4,181,919

*                                         Non-income producing security

Mid-Cap Value ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$131,286	3.1%
Auto Components	20,973	0.5%
Automobiles	7,707	0.2%
Banks	257,402	6.2%
Beverages	3,764	0.1%
Capital Markets	66,308	1.6%
Chemicals	152,474	3.6%
Commercial Services & Supplies	71,254	1.7%
Communications Equipment	27,083	0.6%
Construction & Engineering	43,452	1.0%
Consumer Finance	17,069	0.4%
Containers & Packaging	77,393	1.9%
Diversified Consumer Services	26,162	0.6%
Electric Utilities	166,117	4.0%
Electrical Equipment	32,437	0.8%
Electronic Equipment, Instruments & Components	227,609	5.4%
Energy Equipment & Services	100,828	2.4%
Food & Staples Retailing	27,244	0.7%
Food Products	66,387	1.6%
Gas Utilities	126,042	3.0%
Health Care Equipment & Supplies	55,017	1.3%
Health Care Providers & Services	83,441	2.0%
Health Care Technology	9,260	0.2%
Hotels, Restaurants & Leisure	40,826	1.0%
Household Durables	71,106	1.7%
Household Products	7,401	0.2%
Independent Power and Renewable Electricity Producers	2,853	0.1%
Industrial Conglomerates	33,388	0.8%
Insurance	379,594	9.2%
Internet & Catalog Retail	9,883	0.2%
Internet Software & Services	11,685	0.3%
IT Services	90,515	2.2%
Leisure Products	24,121	0.6%
Life Sciences Tools & Services	16,079	0.4%
Machinery	242,544	5.8%
Marine	17,018	0.4%
Media	81,482	1.9%
Metals & Mining	111,967	2.7%
Multiline Retail	26,090	0.6%
Multi-Utilities	104,702	2.5%
Oil, Gas & Consumable Fuels	142,734	3.4%
Paper & Forest Products	17,820	0.4%
Personal Products	23,788	0.6%
Pharmaceuticals	5,930	0.1%
Professional Services	44,526	1.1%
Real Estate Investment Trusts	374,179	9.0%
Road & Rail	51,480	1.2%
Semiconductors & Semiconductor Equipment	104,124	2.5%
Software	39,418	0.9%
Specialty Retail	182,965	4.4%
Technology Hardware, Storage & Peripherals	43,688	1.0%
Textiles, Apparel & Luxury Goods	27,952	0.7%
Thrifts & Mortgage Finance	52,068	1.2%
Trading Companies & Distributors	46,675	1.1%
Water Utilities	14,567	0.3%
Wireless Telecommunication Services	13,636	0.3%
Other**	(71,594)	(1.7)%
Total	$4,181,919	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

62 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (100.2%)

	Shares	Value
A.O. Smith Corp. (Building Products)	2,368	$165,405
ACI Worldwide, Inc.* (Software)	3,700	66,230
Acuity Brands, Inc. (Electrical Equipment)	1,332	269,637
Acxiom Corp.* (IT Services)	1,184	22,141
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,324	20,513
Akorn, Inc.* (Pharmaceuticals)	2,516	65,391
Alaska Air Group, Inc. (Airlines)	3,996	281,318
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,480	44,844
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,332	105,468
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,220	146,831
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,664	36,710
AMC Networks, Inc.*—Class A (Media)	1,924	140,048
American Campus Communities, Inc. (Real Estate Investment Trusts)	1,924	81,193
American Financial Group, Inc. (Insurance)	1,184	84,040
AmSurg Corp.* (Health Care Providers & Services)	1,628	119,153
ANSYS, Inc.* (Software)	2,812	247,991
AptarGroup, Inc. (Containers & Packaging)	1,184	86,314
Aqua America, Inc. (Water Utilities)	3,256	102,662
ARRIS International PLC* (Communications Equipment)	5,624	143,243
Arthur J. Gallagher & Co. (Insurance)	2,960	111,414
Ashland, Inc. (Chemicals)	1,036	98,171
Atmel Corp. (Semiconductors & Semiconductor Equipment)	6,068	48,908
Atmos Energy Corp. (Gas Utilities)	1,480	102,445
Avon Products, Inc. (Personal Products)	3,848	13,045
BancorpSouth, Inc. (Banks)	1,332	27,812
Bank of Hawaii Corp. (Banks)	888	53,218
Bank of the Ozarks, Inc. (Banks)	2,516	111,559
BE Aerospace, Inc. (Aerospace & Defense)	1,480	59,866
Belden, Inc. (Electronic Equipment, Instruments & Components)	740	31,613
Bio-Techne Corp. (Life Sciences Tools & Services)	1,184	97,905
Brinker International, Inc. (Hotels, Restaurants & Leisure)	888	44,169
Broadridge Financial Solutions, Inc. (IT Services)	3,700	198,172
Brown & Brown, Inc. (Insurance)	2,368	71,632
Brunswick Corp. (Leisure Products)	1,332	53,080
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	592	90,162
Cable One, Inc. (Media)	148	63,639
Cadence Design Systems, Inc.* (Software)	9,324	182,377
CalAtlantic Group, Inc. (Household Durables)	1,332	43,277
Camden Property Trust (Real Estate Investment Trusts)	1,480	112,924
Care Capital Properties, Inc. (Real Estate Investment Trusts)	1,184	35,449
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,628	158,274
Casey’s General Stores, Inc. (Food & Staples Retailing)	592	71,478
Catalent, Inc.* (Pharmaceuticals)	1,924	45,272
Cathay General Bancorp (Banks)	1,480	41,440
CBOE Holdings, Inc. (Diversified Financial Services)	2,664	177,476
CDK Global, Inc. (Software)	5,032	221,660
CEB, Inc. (Professional Services)	1,036	61,103
Centene Corp.* (Health Care Providers & Services)	3,700	229,623
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,480	109,860
Ciena Corp.* (Communications Equipment)	3,996	71,009
Cinemark Holdings, Inc. (Media)	1,480	43,645
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,664	85,914
Commerce Bancshares, Inc. (Banks)	1,332	54,785
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	3,848	73,920
CommVault Systems, Inc.* (Software)	740	27,765
Compass Minerals International, Inc. (Metals & Mining)	592	44,311
comScore, Inc.* (Internet Software & Services)	1,036	39,917
Convergys Corp. (IT Services)	3,108	75,960
Copart, Inc.* (Commercial Services & Supplies)	2,368	79,352
CoreLogic, Inc.* (IT Services)	1,628	58,120
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	296	38,844
Crane Co. (Machinery)	740	35,342
Curtiss-Wright Corp. (Aerospace & Defense)	592	40,848
Deluxe Corp. (Commercial Services & Supplies)	740	41,366
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,776	202,339
Donaldson Co., Inc. (Machinery)	1,628	45,877
Douglas Emmett, Inc. (Real Estate Investment Trusts)	2,664	78,801
DreamWorks Animation SKG, Inc.*—Class A (Media)	1,036	26,563
DST Systems, Inc. (IT Services)	1,036	109,205
Duke Realty Corp. (Real Estate Investment Trusts)	5,180	104,273
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,960	116,506
Eagle Materials, Inc. (Construction Materials)	1,628	87,163
East West Bancorp, Inc. (Banks)	2,960	95,963
Eaton Vance Corp. (Capital Markets)	1,776	50,900
Edgewell Personal Care Co. (Personal Products)	740	54,767
Energizer Holdings, Inc. (Household Products)	888	28,452
EPR Properties (Real Estate Investment Trusts)	888	53,236
Equity One, Inc. (Real Estate Investment Trusts)	2,368	65,641
FactSet Research Systems, Inc. (Diversified Financial Services)	1,332	200,732
Fair Isaac Corp. (Software)	1,036	99,011
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	1,628	33,358
Federated Investors, Inc.—Class B (Capital Markets)	1,480	37,429
FEI Co. (Electronic Equipment, Instruments & Components)	592	42,890
First Horizon National Corp. (Banks)	7,548	96,086
Flowers Foods, Inc. (Food Products)	5,920	121,597
Foot Locker, Inc. (Specialty Retail)	2,812	189,979
Fortinet, Inc.* (Software)	4,588	129,106

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 63

Common Stocks, continued

	Shares	Value
Fortune Brands Home & Security, Inc. (Building Products)	5,032	$244,505
Fulton Financial Corp. (Banks)	2,516	32,331
Gartner, Inc.* (IT Services)	2,664	234,138
Gentex Corp. (Auto Components)	5,624	76,993
Global Payments, Inc. (IT Services)	4,144	244,288
Graco, Inc. (Machinery)	1,184	86,053
Halyard Health, Inc.* (Health Care Equipment & Supplies)	592	14,682
Health Net, Inc.* (Health Care Providers & Services)	1,184	78,404
Herman Miller, Inc. (Commercial Services & Supplies)	888	22,751
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,628	68,848
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,184	57,874
Hologic, Inc.* (Health Care Equipment & Supplies)	7,696	261,201
Hubbell, Inc.* (Electrical Equipment)	740	66,918
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	740	94,631
IDACORP, Inc. (Electric Utilities)	740	51,497
IDEX Corp. (Machinery)	1,332	96,583
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,812	197,234
Ingredion, Inc. (Food Products)	1,036	104,346
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,588	116,902
InterDigital, Inc. (Communications Equipment)	444	19,998
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	1,184	95,703
ITT Corp. (Machinery)	1,184	38,421
j2 Global, Inc. (Internet Software & Services)	1,480	107,315
Jack Henry & Associates, Inc. (IT Services)	2,516	204,249
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	740	57,454
Janus Capital Group, Inc. (Capital Markets)	2,368	29,813
Jarden Corp.* (Household Durables)	3,256	172,731
JetBlue Airways Corp.* (Airlines)	9,916	211,310
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,480	208,266
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,480	26,359
KBR, Inc. (Construction & Engineering)	1,776	25,326
Kilroy Realty Corp. (Real Estate Investment Trusts)	1,776	99,225
Lamar Advertising Co.—Class A (Real Estate Investment Trusts)	2,516	141,173
Lancaster Colony Corp. (Food Products)	444	45,146
Leidos Holdings, Inc. (IT Services)	740	34,129
Lennox International, Inc. (Building Products)	1,332	159,600
LivaNova PLC* (Health Care Equipment & Supplies)	1,337	74,845
Live Nation Entertainment, Inc.* (Media)	1,924	43,675
LKQ Corp.* (Distributors)	9,620	263,588
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,812	44,205
M.D.C. Holdings, Inc. (Household Durables)	592	12,882
Manhattan Associates, Inc.* (Software)	2,368	136,515
MarketAxess Holdings, Inc. (Diversified Financial Services)	1,184	137,616
MAXIMUS, Inc. (IT Services)	2,072	110,583
MEDNAX, Inc.* (Health Care Providers & Services)	2,960	205,602
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	888	277,811
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	3,552	112,598
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,628	152,739
Minerals Technologies, Inc. (Chemicals)	740	30,333
Molina Healthcare, Inc.* (Health Care Providers & Services)	740	40,633
MSCI, Inc.—Class A (Diversified Financial Services)	2,960	203,767
National Fuel Gas Co. (Gas Utilities)	1,036	46,962
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,628	46,398
National Retail Properties, Inc. (Real Estate Investment Trusts)	2,072	88,972
NeuStar, Inc.*—Class A (IT Services)	888	21,827
NewMarket Corp. (Chemicals)	148	56,132
Nordson Corp. (Machinery)	1,036	62,605
NVR, Inc.* (Household Durables)	148	244,347
Old Dominion Freight Line, Inc.* (Road & Rail)	1,036	56,804
Old Republic International Corp. (Insurance)	7,696	139,144
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	2,664	84,475
Packaging Corp. of America (Containers & Packaging)	3,108	157,979
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	740	143,559
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,628	104,127
Plantronics, Inc. (Communications Equipment)	740	33,174
Polaris Industries, Inc. (Leisure Products)	1,036	76,498
Polycom, Inc.* (Communications Equipment)	2,220	22,622
PolyOne Corp. (Chemicals)	1,332	36,044
Pool Corp. (Distributors)	1,332	112,554
Post Holdings, Inc.* (Food Products)	1,924	112,554
Post Properties, Inc. (Real Estate Investment Trusts)	888	50,874
Potlatch Corp. (Real Estate Investment Trusts)	592	17,073
Primerica, Inc. (Insurance)	888	39,969
PTC, Inc.* (Software)	2,072	61,352
Rackspace Hosting, Inc.* (Internet Software & Services)	1,776	35,893
Raymond James Financial, Inc. (Capital Markets)	1,776	77,807
Regency Centers Corp. (Real Estate Investment Trusts)	2,960	214,274
RenaissanceRe Holdings, Ltd. (Insurance)	592	66,689
ResMed, Inc. (Health Care Equipment & Supplies)	4,440	251,748
Rollins, Inc. (Commercial Services & Supplies)	2,960	81,548
RPM International, Inc. (Chemicals)	2,220	87,135
SEI Investments Co. (Capital Markets)	4,292	168,418
Sensient Technologies Corp. (Chemicals)	740	44,156
Service Corp. International (Diversified Consumer Services)	6,216	150,365

See accompanying notes to the financial statements.

64 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Signature Bank* (Banks)	1,628	$226,845
Silgan Holdings, Inc. (Containers & Packaging)	592	31,299
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	888	40,493
Sirona Dental Systems, Inc.* (Health Care Equipment & Supplies)	1,776	188,771
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	4,144	116,819
SolarWinds, Inc.* (Software)	1,924	115,344
Solera Holdings, Inc. (Software)	2,072	112,427
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	1,184	133,413
StanCorp Financial Group, Inc. (Insurance)	888	101,818
STERIS PLC (Health Care Equipment & Supplies)	2,681	185,632
SUPERVALU, Inc.* (Food & Staples Retailing)	4,440	20,202
SVB Financial Group* (Banks)	1,628	164,949
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,184	86,799
Synopsys, Inc.* (Software)	3,256	139,682
Synovus Financial Corp. (Banks)	2,220	67,777
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	1,776	56,814
Taubman Centers, Inc. (Real Estate Investment Trusts)	888	63,084
Teleflex, Inc. (Health Care Equipment & Supplies)	740	100,411
Tempur Sealy International, Inc.* (Household Durables)	1,924	116,094
The Boston Beer Co., Inc.*—Class A (Beverages)	148	26,529
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	740	35,742
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	740	97,051
The Hain Celestial Group, Inc.* (Food Products)	1,776	64,611
The Scotts Miracle-Gro Co.—Class A (Chemicals)	888	60,988
The Toro Co. (Machinery)	1,776	132,349
The Ultimate Software Group, Inc.* (Software)	888	155,959
The Valspar Corp. (Chemicals)	1,332	104,335
The Wendy’s Co. (Hotels, Restaurants & Leisure)	6,956	71,160
The WhiteWave Foods Co.* (Food Products)	5,476	206,718
Thor Industries, Inc. (Automobiles)	740	38,798
Toll Brothers, Inc.* (Household Durables)	5,180	143,072
Tootsie Roll Industries, Inc. (Food Products)	296	9,715
TreeHouse Foods, Inc.* (Food Products)	888	70,472
TRI Pointe Group, Inc.* (Household Durables)	2,516	26,519
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,256	62,808
Tyler Technologies, Inc.* (Software)	1,036	162,714
UDR, Inc. (Real Estate Investment Trusts)	8,288	294,970
United Therapeutics Corp.* (Biotechnology)	1,480	182,306
Urban Edge Properties (Real Estate Investment Trusts)	1,628	39,560
VCA, Inc.* (Health Care Providers & Services)	2,516	128,995
Vista Outdoor, Inc.* (Leisure Products)	1,924	92,756
Wabtec Corp. (Machinery)	1,924	123,040
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	1,184	32,489
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,776	37,918
Waste Connections, Inc. (Commercial Services & Supplies)	3,848	230,764
Watsco, Inc. (Trading Companies & Distributors)	592	68,796
Webster Financial Corp. (Banks)	1,628	54,001
Weingarten Realty Investors (Real Estate Investment Trusts)	3,552	123,929
WellCare Health Plans, Inc.* (Health Care Providers & Services)	592	44,980
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,480	84,686
WEX, Inc.* (IT Services)	740	53,731
WGL Holdings, Inc. (Gas Utilities)	888	59,309
Williams-Sonoma, Inc. (Specialty Retail)	1,332	68,811
WisdomTree Investments, Inc. (Capital Markets)	3,552	42,624
Woodward, Inc. (Machinery)	740	34,181
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	1,628	98,331
TOTAL COMMON STOCKS (Cost $19,645,262)		21,979,384
TOTAL INVESTMENT SECURITIES (Cost $19,645,262)—100.2%		21,979,384
Net other assets (liabilities)—(0.2)%		(34,334)
NET ASSETS—100.0%		$21,945,050

*                                         Non-income producing security

Mid-Cap Growth ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$195,345	0.9%
Airlines	492,628	2.2%
Auto Components	76,993	0.4%
Automobiles	38,798	0.2%
Banks	1,026,766	4.7%
Beverages	26,529	0.1%
Biotechnology	182,306	0.8%
Building Products	569,510	2.6%
Capital Markets	439,480	2.0%
Chemicals	517,294	2.4%
Commercial Services & Supplies	455,781	2.1%
Communications Equipment	290,046	1.3%
Construction & Engineering	25,326	0.1%
Construction Materials	87,163	0.4%
Containers & Packaging	275,592	1.3%
Distributors	376,142	1.7%
Diversified Consumer Services	150,365	0.7%
Diversified Financial Services	719,591	3.3%
Electric Utilities	51,497	0.2%
Electrical Equipment	336,555	1.5%
Electronic Equipment, Instruments & Components	463,657	2.1%
Food & Staples Retailing	91,680	0.4%
Food Products	735,159	3.3%
Gas Utilities	208,717	1.0%
Health Care Equipment & Supplies	1,660,966	7.6%
Health Care Providers & Services	847,390	3.9%

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 65

	Value	% of Net Assets
Health Care Technology	$36,710	0.2%
Hotels, Restaurants & Leisure	799,936	3.6%
Household Durables	758,922	3.5%
Household Products	28,452	0.1%
Insurance	614,706	2.8%
Internet Software & Services	183,125	0.8%
IT Services	1,366,543	6.2%
Leisure Products	222,334	1.0%
Life Sciences Tools & Services	589,703	2.7%
Machinery	654,450	3.0%
Media	317,570	1.4%
Metals & Mining	44,311	0.2%
Paper & Forest Products	44,205	0.2%
Personal Products	67,812	0.3%
Pharmaceuticals	110,663	0.5%
Professional Services	61,103	0.3%
Real Estate Investment Trusts	2,340,327	10.6%
Real Estate Management & Development	253,110	1.2%
Road & Rail	56,804	0.3%
Semiconductors & Semiconductor Equipment	459,571	2.1%
Software	1,858,133	8.4%
Specialty Retail	258,790	1.2%
Textiles, Apparel & Luxury Goods	301,452	1.4%
Thrifts & Mortgage Finance	37,918	0.2%
Trading Companies & Distributors	68,796	0.3%
Water Utilities	102,662	0.5%
Other**	(34,334)	(0.2)%
Total	$21,945,050	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

66 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (102.3%)

	Shares	Value
A. Schulman, Inc. (Chemicals)	418	$10,584
AAR Corp. (Aerospace & Defense)	475	9,980
Abaxis, Inc. (Health Care Equipment & Supplies)	114	4,965
ABM Industries, Inc. (Commercial Services & Supplies)	798	23,963
Actuant Corp.—Class A (Machinery)	855	19,903
Adeptus Health, Inc.*—Class A (Health Care Providers & Services)	57	2,689
ADTRAN, Inc. (Communications Equipment)	703	12,766
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	209	5,869
Aegion Corp.* (Construction & Engineering)	513	9,249
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	266	4,376
Aerovironment, Inc.* (Aerospace & Defense)	304	7,755
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	114	1,129
Agree Realty Corp. (Real Estate Investment Trusts)	114	4,209
Air Methods Corp.* (Health Care Providers & Services)	228	8,878
AK Steel Holding Corp.* (Metals & Mining)	1,273	2,597
Albany International Corp.—Class A (Machinery)	209	7,089
ALLETE, Inc. (Electric Utilities)	646	34,174
Amedisys, Inc.* (Health Care Providers & Services)	171	6,113
American Assets Trust, Inc. (Real Estate Investment Trusts)	171	6,394
American Equity Investment Life Holding Co. (Insurance)	1,159	21,082
American Public Education, Inc.* (Diversified Consumer Services)	228	3,598
American Science & Engineering, Inc. (Aerospace & Defense)	57	2,046
American States Water Co. (Water Utilities)	190	8,626
American Vanguard Corp. (Chemicals)	190	2,139
Analogic Corp. (Health Care Equipment & Supplies)	95	7,037
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	380	4,302
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	57	1,825
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	76	2,859
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	399	19,726
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	570	21,911
ArcBest Corp. (Road & Rail)	342	7,021
Archrock, Inc. (Energy Equipment & Services)	988	5,928
Arctic Cat, Inc. (Leisure Products)	190	2,339
Asbury Automotive Group, Inc.* (Specialty Retail)	190	8,945
Astec Industries, Inc. (Machinery)	266	9,922
Astoria Financial Corp. (Thrifts & Mortgage Finance)	1,292	19,548
Atlantic Tele-Network, Inc. (Diversified Telecommunication Services)	76	5,851
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	361	13,260
Atwood Oceanics, Inc. (Energy Equipment & Services)	836	5,125
Avista Corp. (Multi-Utilities)	893	33,068
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	76	4,243
Barnes & Noble Education, Inc.* (Specialty Retail)	551	6,072
Barnes & Noble, Inc. (Specialty Retail)	893	7,832
Barnes Group, Inc. (Machinery)	342	11,118
Basic Energy Services, Inc.* (Energy Equipment & Services)	551	1,267
Bel Fuse, Inc.—Class B (Communications Equipment)	133	2,018
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	950	8,037
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	722	15,162
Big 5 Sporting Goods Corp. (Specialty Retail)	266	3,237
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	19	7,185
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	722	2,671
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	114	4,889
Black Box Corp. (Communications Equipment)	228	1,737
Blucora, Inc.* (Internet Software & Services)	589	5,083
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	304	12,446
Boise Cascade Co.* (Paper & Forest Products)	551	11,384
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	589	1,679
Boston Private Financial Holdings, Inc. (Banks)	1,197	12,389
Bottomline Technologies, Inc.* (Software)	247	7,119
Brady Corp.—Class A (Commercial Services & Supplies)	342	7,674
Briggs & Stratton Corp. (Machinery)	627	12,327
Bristow Group, Inc. (Energy Equipment & Services)	494	11,491
Brookline Bancorp, Inc. (Thrifts & Mortgage Finance)	399	4,453
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	969	9,235
Cabot Microelectronics Corp.* (Semiconductors & Semiconductor Equipment)	342	13,898
CACI International, Inc.*—Class A (IT Services)	342	28,410
Calamos Asset Management, Inc.—Class A (Capital Markets)	247	2,369
CalAmp Corp.* (Communications Equipment)	209	3,553
Caleres, Inc. (Specialty Retail)	627	16,854
Calgon Carbon Corp. (Chemicals)	741	11,996
Callaway Golf Co. (Leisure Products)	456	3,972
Capella Education Co. (Diversified Consumer Services)	152	6,674
Capstead Mortgage Corp. (Real Estate Investment Trusts)	1,368	12,777
CARBO Ceramics, Inc. (Energy Equipment & Services)	285	4,717
Cardinal Financial Corp. (Banks)	133	2,536
Cardtronics, Inc.* (IT Services)	171	5,269

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 67

Common Stocks, continued

	Shares	Value
Career Education Corp.* (Diversified Consumer Services)	969	$2,791
CareTrust REIT, Inc. (Real Estate Investment Trusts)	190	1,949
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	304	8,248
Cash America International, Inc. (Consumer Finance)	361	10,808
CDI Corp. (Professional Services)	209	1,074
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	418	2,951
Celadon Group, Inc. (Road & Rail)	399	3,168
Central Garden & Pet Co.* (Household Products)	133	1,794
Central Garden & Pet Co.*—Class A (Household Products)	475	6,565
Central Pacific Financial Corp. (Banks)	171	3,582
Century Aluminum Co.* (Metals & Mining)	703	3,318
Chart Industries, Inc.* (Machinery)	437	7,084
Checkpoint Systems, Inc. (Electronic Equipment, Instruments & Components)	608	3,940
Chesapeake Lodging Trust (Real Estate Investment Trusts)	855	21,478
Ciber, Inc.* (IT Services)	1,026	3,335
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,045	3,386
CIRCOR International, Inc. (Machinery)	228	8,092
City Holding Co. (Banks)	95	4,224
Clearwater Paper Corp.* (Paper & Forest Products)	247	9,673
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	874	1,311
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	152	11,745
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	133	1,611
Columbia Banking System, Inc. (Banks)	228	6,756
Community Bank System, Inc. (Banks)	266	10,012
Computer Programs & Systems, Inc. (Health Care Technology)	76	3,992
comScore, Inc.* (Internet Software & Services)	304	11,712
Comtech Telecommunications Corp. (Communications Equipment)	228	4,451
CONMED Corp. (Health Care Equipment & Supplies)	152	5,615
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	399	7,996
Constant Contact, Inc.* (Internet Software & Services)	152	4,805
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	247	1,583
Core-Mark Holding Co., Inc. (Distributors)	152	12,356
Cousins Properties, Inc. (Real Estate Investment Trusts)	1,216	10,482
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,045	9,624
CryoLife, Inc. (Health Care Equipment & Supplies)	190	1,868
CSG Systems International, Inc. (IT Services)	114	3,983
CTS Corp. (Electronic Equipment, Instruments & Components)	475	7,481
Cubic Corp. (Aerospace & Defense)	304	12,148
Curtiss-Wright Corp. (Aerospace & Defense)	722	49,817
CVB Financial Corp. (Banks)	456	6,981
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	551	4,425
Darling Ingredients, Inc.* (Food Products)	2,356	21,180
DHI Group, Inc.* (Internet Software & Services)	209	1,946
Diamond Foods, Inc.* (Food Products)	171	6,276
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	1,311	10,881
Digi International, Inc.* (Communications Equipment)	152	1,386
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	437	7,512
DineEquity, Inc. (Hotels, Restaurants & Leisure)	133	11,294
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	551	10,541
Dorman Products, Inc.* (Auto Components)	152	6,582
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	304	2,909
DTS, Inc.* (Electronic Equipment, Instruments & Components)	114	2,540
DXP Enterprises, Inc.* (Trading Companies & Distributors)	190	2,979
EastGroup Properties, Inc. (Real Estate Investment Trusts)	209	11,159
Echo Global Logistics, Inc.* (Air Freight & Logistics)	361	7,946
eHealth, Inc.* (Insurance)	152	1,594
El Paso Electric Co. (Electric Utilities)	570	23,330
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	399	2,410
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	209	8,648
EMCOR Group, Inc. (Construction & Engineering)	893	40,811
Enanta Pharmaceuticals, Inc.* (Biotechnology)	190	4,883
Encore Capital Group, Inc.* (Consumer Finance)	342	7,839
Encore Wire Corp. (Electrical Equipment)	304	11,312
EnerSys (Electrical Equipment)	627	30,367
Engility Holdings, Inc.* (Aerospace & Defense)	247	3,337
Enova International, Inc.* (Consumer Finance)	380	2,117
EnPro Industries, Inc. (Machinery)	323	14,363
Epiq Systems, Inc. (Software)	456	5,709
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	38	3,599
Era Group, Inc.* (Energy Equipment & Services)	266	2,442
ESCO Technologies, Inc. (Machinery)	190	6,542
Essendant, Inc. (Commercial Services & Supplies)	532	15,886
Ethan Allen Interiors, Inc. (Household Durables)	380	10,146
ExamWorks Group, Inc.* (Health Care Providers & Services)	285	7,826
Exar Corp.* (Semiconductors & Semiconductor Equipment)	361	1,986
Express, Inc.* (Specialty Retail)	1,026	17,401
Exterran Corp.* (Energy Equipment & Services)	494	8,162

See accompanying notes to the financial statements.

68 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
EZCORP, Inc.*—Class A (Consumer Finance)	741	$2,253
F.N.B. Corp. (Banks)	2,508	30,221
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	247	6,340
Federal Signal Corp. (Machinery)	266	3,934
First BanCorp.* (Banks)	1,653	4,298
First Cash Financial Services, Inc.* (Consumer Finance)	399	14,164
First Commonwealth Financial Corp. (Banks)	437	3,815
First Financial Bancorp (Banks)	874	13,984
First NBC Bank Holding Co.* (Banks)	95	2,982
Five Below, Inc.* (Specialty Retail)	456	16,065
Flotek Industries, Inc.* (Chemicals)	760	5,077
Forestar Group, Inc.* (Real Estate Management & Development)	266	2,415
Forrester Research, Inc. (IT Services)	57	1,822
Forward Air Corp. (Air Freight & Logistics)	133	5,740
Franklin Electric Co., Inc. (Electrical Equipment)	323	8,811
Franklin Street Properties Corp. (Real Estate Investment Trusts)	1,273	12,424
Fred’s, Inc.—Class A (Multiline Retail)	494	8,151
FTD Cos., Inc.* (Internet & Catalog Retail)	266	6,570
FutureFuel Corp. (Chemicals)	323	4,044
G & K Services, Inc.—Class A (Commercial Services & Supplies)	152	9,786
Gannett Co., Inc. (Media)	1,653	24,531
General Cable Corp. (Electrical Equipment)	703	8,239
Genesco, Inc.* (Specialty Retail)	323	21,362
Geospace Technologies Corp.* (Energy Equipment & Services)	190	2,054
Getty Realty Corp. (Real Estate Investment Trusts)	120	2,146
Gibraltar Industries, Inc.* (Building Products)	228	4,843
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	209	10,316
Glacier Bancorp, Inc. (Banks)	361	8,516
Government Properties Income Trust (Real Estate Investment Trusts)	684	9,391
Greatbatch, Inc.* (Health Care Equipment & Supplies)	133	5,135
Green Dot Corp.*—Class A (Consumer Finance)	665	11,817
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	513	9,721
Greenhill & Co., Inc. (Capital Markets)	247	5,874
Group 1 Automotive, Inc. (Specialty Retail)	323	17,329
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	190	1,657
GulfMark Offshore, Inc.*—Class A (Energy Equipment & Services)	361	1,368
H.B. Fuller Co. (Chemicals)	722	26,872
Haemonetics Corp.* (Health Care Equipment & Supplies)	418	13,225
Hanger, Inc.* (Health Care Providers & Services)	513	6,920
Harmonic, Inc.* (Communications Equipment)	1,235	4,076
Harsco Corp. (Machinery)	1,140	7,342
Harte-Hanks, Inc. (Media)	665	2,274
Haverty Furniture Cos., Inc. (Specialty Retail)	285	5,401
Hawkins, Inc. (Chemicals)	133	4,984
Haynes International, Inc. (Metals & Mining)	171	5,472
HCI Group, Inc. (Insurance)	57	1,895
HealthEquity, Inc.* (Health Care Providers & Services)	209	4,504
Healthways, Inc.* (Health Care Providers & Services)	456	5,363
Heartland Express, Inc. (Road & Rail)	418	7,169
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,406	5,666
Hibbett Sports, Inc.* (Specialty Retail)	323	10,388
Hillenbrand, Inc. (Machinery)	285	7,718
HMS Holdings Corp.* (Health Care Technology)	1,235	14,882
Horace Mann Educators Corp. (Insurance)	589	18,094
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	456	3,707
Hub Group, Inc.*—Class A (Air Freight & Logistics)	513	15,631
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	684	4,542
ICU Medical, Inc.* (Health Care Equipment & Supplies)	57	5,486
Independent Bank Corp. (Banks)	114	5,211
Infinity Property & Casualty Corp. (Insurance)	152	12,067
Innophos Holdings, Inc. (Chemicals)	266	7,105
Inogen, Inc.* (Health Care Equipment & Supplies)	76	2,526
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	532	12,571
Insperity, Inc. (Professional Services)	114	5,122
Inter Parfums, Inc. (Personal Products)	247	6,632
Interactive Brokers Group, Inc.—Class A (Capital Markets)	266	8,583
Interactive Intelligence Group, Inc.* (Software)	133	3,176
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	551	6,491
INTL FCStone, Inc.* (Capital Markets)	228	6,427
Intrepid Potash, Inc.* (Chemicals)	798	1,740
Invacare Corp. (Health Care Equipment & Supplies)	418	6,441
Investment Technology Group, Inc. (Capital Markets)	209	3,597
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,159	8,067
iRobot Corp.* (Household Durables)	228	7,736
Itron, Inc.* (Electronic Equipment, Instruments & Components)	532	17,535
Ixia* (Communications Equipment)	323	3,091
J & J Snack Foods Corp. (Food Products)	76	8,206
Kaiser Aluminum Corp. (Metals & Mining)	95	7,385
Kaman Corp.—Class A (Trading Companies & Distributors)	380	15,139
KapStone Paper & Packaging Corp. (Paper & Forest Products)	418	6,178
Kelly Services, Inc.—Class A (Professional Services)	418	6,930
Kindred Healthcare, Inc. (Health Care Providers & Services)	1,197	11,563
Kirkland’s, Inc. (Specialty Retail)	228	2,697
Kite Realty Group Trust (Real Estate Investment Trusts)	1,197	31,721

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 69

Common Stocks, continued

	Shares	Value
Knight Transportation, Inc. (Road & Rail)	456	$11,158
Koppers Holdings, Inc.* (Chemicals)	285	4,825
Kraton Performance Polymers, Inc.* (Chemicals)	437	6,415
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,007	10,191
Landauer, Inc. (Health Care Providers & Services)	38	1,164
La-Z-Boy, Inc. (Household Durables)	361	7,740
Lexington Realty Trust (Real Estate Investment Trusts)	3,021	22,144
Lindsay Corp. (Machinery)	152	10,692
Liquidity Services, Inc.* (Internet Software & Services)	342	2,226
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	95	9,681
LivePerson, Inc.* (Internet Software & Services)	456	2,581
LSB Industries, Inc.* (Chemicals)	285	1,596
LTC Properties, Inc. (Real Estate Investment Trusts)	190	8,461
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	380	4,906
Lumentum Holdings, Inc.* (Communications Equipment)	399	7,872
Lumos Networks Corp.* (Diversified Telecommunication Services)	323	3,740
M/I Homes, Inc.* (Household Durables)	190	3,405
Magellan Health, Inc.* (Health Care Providers & Services)	361	20,577
ManTech International Corp.—Class A (IT Services)	342	9,860
MarineMax, Inc.* (Specialty Retail)	152	2,570
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	380	18,769
Marten Transport, Ltd. (Road & Rail)	342	5,739
Materion Corp. (Metals & Mining)	285	6,980
Matrix Service Co.* (Energy Equipment & Services)	190	3,602
MB Financial, Inc. (Banks)	361	11,234
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	1,843	20,273
Medifast, Inc. (Personal Products)	76	2,206
Mercury Systems, Inc.* (Electronic Equipment, Instruments & Components)	171	3,264
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	190	3,658
MicroStrategy, Inc.*—Class A (Software)	57	9,833
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	380	13,466
Mobile Mini, Inc. (Commercial Services & Supplies)	304	7,880
Monotype Imaging Holdings, Inc. (Software)	228	5,686
Monster Worldwide, Inc.* (Internet Software & Services)	646	3,224
Moog, Inc.*—Class A (Aerospace & Defense)	475	22,006
Motorcar Parts of America, Inc.* (Auto Components)	114	3,918
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	228	5,860
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	114	6,088
Mueller Industries, Inc. (Machinery)	817	20,792
Myers Industries, Inc. (Containers & Packaging)	323	3,679
MYR Group, Inc.* (Construction & Engineering)	304	6,083
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	209	2,953
National Penn Bancshares, Inc. (Banks)	779	8,881
National Presto Industries, Inc. (Aerospace & Defense)	19	1,503
Navigant Consulting, Inc.* (Professional Services)	323	5,100
NBT Bancorp, Inc. (Banks)	304	7,874
Neenah Paper, Inc. (Paper & Forest Products)	95	5,742
NETGEAR, Inc.* (Communications Equipment)	171	6,390
New Jersey Resources Corp. (Gas Utilities)	1,235	43,496
Newpark Resources, Inc.* (Energy Equipment & Services)	1,197	5,829
Newport Corp.* (Electronic Equipment, Instruments & Components)	551	8,392
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	399	1,317
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,463	18,390
Northwest Natural Gas Co. (Gas Utilities)	399	20,728
NorthWestern Corp. (Multi-Utilities)	684	38,194
OFG Bancorp (Banks)	627	3,524
Old National Bancorp (Banks)	1,634	20,131
Olympic Steel, Inc. (Metals & Mining)	133	1,242
Orion Marine Group, Inc.* (Construction & Engineering)	399	1,440
Oritani Financial Corp. (Thrifts & Mortgage Finance)	171	2,859
Outerwall, Inc. (Specialty Retail)	95	3,211
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	95	6,637
P.H. Glatfelter Co. (Paper & Forest Products)	627	9,255
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	285	4,640
Parkway Properties, Inc. (Real Estate Investment Trusts)	1,159	15,612
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	152	8,644
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	608	11,905
Perficient, Inc.* (IT Services)	228	4,343
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	171	3,251
PetMed Express, Inc. (Internet & Catalog Retail)	114	2,054
PharMerica Corp.* (Health Care Providers & Services)	437	12,975
Pioneer Energy Services Corp.* (Energy Equipment & Services)	931	1,275
Piper Jaffray Cos.* (Capital Markets)	209	7,106
Plexus Corp.* (Electronic Equipment, Instruments & Components)	475	16,601
Powell Industries, Inc. (Electrical Equipment)	133	3,330

See accompanying notes to the financial statements.

70 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	152	$7,164
PRA Group, Inc.* (Consumer Finance)	247	7,348
ProAssurance Corp. (Insurance)	342	17,141
Progress Software Corp.* (Software)	285	7,379
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	836	16,419
PS Business Parks, Inc. (Real Estate Investment Trusts)	114	9,870
QLogic Corp.* (Technology Hardware, Storage & Peripherals)	1,197	15,346
Quaker Chemical Corp. (Chemicals)	95	7,126
Quality Systems, Inc. (Health Care Technology)	285	3,736
Quanex Building Products Corp. (Building Products)	171	3,165
QuinStreet, Inc.* (Internet Software & Services)	513	1,955
Rayonier Advanced Materials, Inc. (Chemicals)	608	4,256
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	95	5,865
Regis Corp.* (Diversified Consumer Services)	551	8,232
Republic Airways Holdings, Inc.* (Airlines)	722	1,538
Resources Connection, Inc. (Professional Services)	209	3,158
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	76	4,061
Rex Energy Corp.* (Oil, Gas & Consumable Fuels)	684	508
Roadrunner Transportation Systems, Inc.* (Road & Rail)	437	3,461
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	399	10,171
Rogers Corp.* (Electronic Equipment, Instruments & Components)	247	11,725
Rovi Corp.* (Software)	1,178	22,923
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	893	4,867
Ruckus Wireless, Inc.* (Communications Equipment)	779	6,551
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	152	1,947
S&T Bancorp, Inc. (Banks)	171	4,619
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	931	17,093
Safety Insurance Group, Inc. (Insurance)	209	11,792
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	171	2,584
Saia, Inc.* (Road & Rail)	361	7,722
Sanderson Farms, Inc. (Food Products)	285	23,148
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,121	21,007
Saul Centers, Inc. (Real Estate Investment Trusts)	57	2,900
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	380	11,924
Scholastic Corp. (Media)	380	13,045
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	437	18,353
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	380	2,250
SEACOR Holdings, Inc.* (Energy Equipment & Services)	228	10,491
Select Comfort Corp.* (Specialty Retail)	266	5,602
Select Medical Holdings Corp. (Health Care Providers & Services)	1,501	14,305
Selective Insurance Group, Inc. (Insurance)	380	11,898
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	570	11,457
Seneca Foods Corp.*—Class A (Food Products)	95	2,625
Simpson Manufacturing Co., Inc. (Building Products)	228	7,440
Sizmek, Inc.* (Media)	285	972
SkyWest, Inc. (Airlines)	722	10,844
Snyder’s-Lance, Inc. (Food Products)	323	10,197
Sonic Automotive, Inc.—Class A (Specialty Retail)	456	7,807
South Jersey Industries, Inc. (Gas Utilities)	988	24,562
Southside Bancshares, Inc. (Banks)	342	7,705
Southwest Gas Corp. (Gas Utilities)	684	40,240
SpartanNash Co. (Food & Staples Retailing)	532	10,917
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	570	2,827
Spok Holdings, Inc. (Wireless Telecommunication Services)	304	5,475
SPX Corp. (Machinery)	589	5,478
SPX FLOW, Inc.* (Machinery)	589	14,042
Stage Stores, Inc. (Specialty Retail)	456	3,785
Standard Motor Products, Inc. (Auto Components)	285	10,634
Standex International Corp. (Machinery)	57	4,117
Stein Mart, Inc. (Specialty Retail)	418	3,076
Stepan Co. (Chemicals)	266	11,959
Sterling Bancorp (Banks)	570	8,955
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	399	12,884
Stewart Information Services Corp. (Insurance)	323	11,454
Stillwater Mining Co.* (Metals & Mining)	1,729	11,325
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	589	1,814
Strayer Education, Inc.* (Diversified Consumer Services)	152	8,115
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	342	3,471
SunCoke Energy, Inc. (Metals & Mining)	912	3,447
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	266	7,921
Superior Industries International, Inc. (Auto Components)	323	5,946
Sykes Enterprises, Inc.* (IT Services)	152	4,475
Tangoe, Inc.* (Software)	532	4,453
TeleTech Holdings, Inc. (IT Services)	57	1,522
Tennant Co. (Machinery)	133	7,197
Tesco Corp. (Energy Equipment & Services)	551	3,747
Tetra Tech, Inc. (Commercial Services & Supplies)	836	22,146
TETRA Technologies, Inc.* (Energy Equipment & Services)	532	3,293
Texas Capital Bancshares, Inc.* (Banks)	285	10,175
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	228	8,397

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 71

Common Stocks, continued

	Shares	Value
The Andersons, Inc. (Food & Staples Retailing)	380	$11,137
The Brink’s Co. (Commercial Services & Supplies)	703	20,668
The Buckle, Inc. (Specialty Retail)	399	11,340
The Cato Corp.—Class A (Specialty Retail)	380	15,325
The Chemours Co. (Chemicals)	2,603	10,256
The Children’s Place, Inc. (Specialty Retail)	285	18,553
The E.W. Scripps Co.—Class A (Media)	418	7,934
The Ensign Group, Inc. (Health Care Providers & Services)	190	4,266
The Finish Line, Inc.—Class A (Specialty Retail)	646	12,235
The GEO Group, Inc. (Real Estate Investment Trusts)	1,045	30,911
The Greenbrier Cos., Inc. (Machinery)	380	9,827
The Laclede Group, Inc. (Gas Utilities)	627	40,090
The Marcus Corp. (Hotels, Restaurants & Leisure)	114	2,159
The Medicines Co.* (Pharmaceuticals)	399	13,789
The Men’s Wearhouse, Inc. (Specialty Retail)	684	9,378
The Navigators Group, Inc.* (Insurance)	152	13,317
The Pep Boys—Manny, Moe & Jack* (Specialty Retail)	779	14,404
The Providence Service Corp.* (Health Care Providers & Services)	76	3,374
Tidewater, Inc. (Energy Equipment & Services)	665	3,531
TimkenSteel Corp. (Metals & Mining)	551	4,965
Titan International, Inc. (Machinery)	627	1,881
Tompkins Financial Corp. (Banks)	57	3,193
TopBuild Corp.* (Household Durables)	228	6,106
Tredegar Corp. (Chemicals)	361	4,740
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,368	7,524
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	912	5,317
Tuesday Morning Corp.* (Multiline Retail)	627	3,492
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	418	7,227
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	285	5,315
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	380	7,665
UMB Financial Corp. (Banks)	608	28,515
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	209	4,989
UniFirst Corp. (Commercial Services & Supplies)	209	22,008
Unit Corp.* (Energy Equipment & Services)	722	7,530
United Bankshares, Inc. (Banks)	418	14,036
United Community Banks, Inc. (Banks)	247	4,461
United Fire Group, Inc. (Insurance)	133	5,138
United Insurance Holdings Corp. (Insurance)	247	3,836
Universal Corp. (Tobacco)	323	17,678
Universal Electronics, Inc.* (Household Durables)	114	5,717
Universal Health Realty Income Trust (Real Estate Investment Trusts)	57	2,897
Universal Technical Institute, Inc. (Diversified Consumer Services)	304	1,164
Urstadt Biddle Properties, Inc.—Class A (Real Estate Investment Trusts)	171	3,471
VASCO Data Security International, Inc.* (Software)	209	3,240
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	589	10,979
Veritiv Corp.* (Trading Companies & Distributors)	114	3,517
Viad Corp. (Commercial Services & Supplies)	285	8,399
ViaSat, Inc.* (Communications Equipment)	247	15,438
Viavi Solutions, Inc.* (Communications Equipment)	3,325	16,625
Vicor Corp.* (Electrical Equipment)	76	638
Virtus Investment Partners, Inc. (Capital Markets)	38	3,344
Vitamin Shoppe, Inc.* (Specialty Retail)	418	12,720
VOXX International Corp.* (Distributors)	285	1,223
WageWorks, Inc.* (Professional Services)	304	13,602
Watts Water Technologies, Inc.—Class A (Machinery)	228	11,234
Westamerica Bancorp (Banks)	209	9,127
Wilshire Bancorp, Inc. (Banks)	323	3,421
Winnebago Industries, Inc. (Automobiles)	171	3,011
Wintrust Financial Corp. (Banks)	684	28,790
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,463	24,739
World Acceptance Corp.* (Consumer Finance)	114	3,299
XO Group, Inc.* (Internet Software & Services)	133	1,982
Zumiez, Inc.* (Specialty Retail)	285	5,161
TOTAL COMMON STOCKS (Cost $3,335,754)		3,973,668

Repurchase Agreements(a) (1.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $65,001	$65,000	$65,000
TOTAL REPURCHASE AGREEMENTS (Cost $65,000)		65,000
TOTAL INVESTMENT SECURITIES (Cost $3,400,754)—104.0%		4,038,668
Net other assets (liabilities)—(4.0)%		(155,821)
NET ASSETS—100.0%		$3,882,847

*                           Non-income producing security

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Value ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$112,968	2.9%
Air Freight & Logistics	42,577	1.1%
Airlines	12,382	0.3%
Auto Components	27,080	0.7%
Automobiles	3,011	0.1%
Banks	290,146	7.4%

See accompanying notes to the financial statements.

72 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

	Value	% of Net Assets
Biotechnology	$7,710	0.2%
Building Products	15,448	0.4%
Capital Markets	37,300	1.0%
Chemicals	125,715	3.2%
Commercial Services & Supplies	138,410	3.6%
Communications Equipment	85,954	2.2%
Construction & Engineering	57,583	1.5%
Consumer Finance	59,645	1.5%
Containers & Packaging	3,679	0.1%
Distributors	13,579	0.3%
Diversified Consumer Services	30,574	0.8%
Diversified Telecommunication Services	29,040	0.7%
Electric Utilities	57,504	1.5%
Electrical Equipment	62,697	1.6%
Electronic Equipment, Instruments & Components	221,656	5.7%
Energy Equipment & Services	98,197	2.5%
Food & Staples Retailing	22,054	0.6%
Food Products	71,632	1.8%
Gas Utilities	169,117	4.4%
Health Care Equipment & Supplies	63,117	1.6%
Health Care Providers & Services	110,517	2.8%
Health Care Technology	22,610	0.6%
Hotels, Restaurants & Leisure	92,649	2.4%
Household Durables	40,850	1.1%
Household Products	8,359	0.2%
Insurance	129,308	3.3%
Internet & Catalog Retail	8,624	0.2%
Internet Software & Services	35,514	0.9%
IT Services	63,019	1.6%
Leisure Products	6,311	0.2%
Machinery	200,694	5.2%
Media	48,756	1.3%
Metals & Mining	46,731	1.2%
Multiline Retail	11,643	0.3%
Multi-Utilities	71,262	1.8%
Oil, Gas & Consumable Fuels	41,557	1.1%
Paper & Forest Products	60,585	1.6%
Personal Products	8,838	0.2%
Pharmaceuticals	18,198	0.5%
Professional Services	34,986	0.9%
Real Estate Investment Trusts	286,969	7.4%
Real Estate Management & Development	2,415	0.1%
Road & Rail	45,438	1.2%
Semiconductors & Semiconductor Equipment	111,871	2.9%
Software	69,518	1.8%
Specialty Retail	263,657	6.8%
Technology Hardware, Storage & Peripherals	31,915	0.8%
Textiles, Apparel & Luxury Goods	90,069	2.3%
Thrifts & Mortgage Finance	76,705	2.0%
Tobacco	17,678	0.5%
Trading Companies & Distributors	43,546	1.1%
Water Utilities	8,626	0.2%
Wireless Telecommunication Services	5,475	0.1%
Other**	(90,821)	(2.3)%
Total	$3,882,847	100.0%

**                                Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 73

Common Stocks (100.8%)

	Shares	Value
8x8, Inc.* (Diversified Telecommunication Services)	2,600	$32,655
AAON, Inc. (Building Products)	1,144	24,630
Abaxis, Inc. (Health Care Equipment & Supplies)	416	18,117
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,144	97,618
Acadia Realty Trust (Real Estate Investment Trusts)	1,976	67,382
Aceto Corp. (Health Care Providers & Services)	832	19,011
Acorda Therapeutics, Inc.* (Biotechnology)	1,248	45,951
Adeptus Health, Inc.*—Class A (Health Care Providers & Services)	208	9,813
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	728	20,442
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,352	22,240
Affymetrix, Inc.* (Life Sciences Tools & Services)	2,288	32,101
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	208	2,059
Agree Realty Corp. (Real Estate Investment Trusts)	312	11,519
Air Methods Corp.* (Health Care Providers & Services)	520	20,249
AK Steel Holding Corp.* (Metals & Mining)	2,496	5,092
Albany International Corp.—Class A (Machinery)	416	14,111
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	728	11,881
Allegiant Travel Co. (Airlines)	416	66,755
Almost Family, Inc.* (Health Care Providers & Services)	208	7,954
Amedisys, Inc.* (Health Care Providers & Services)	416	14,872
American Assets Trust, Inc. (Real Estate Investment Trusts)	728	27,220
American Science & Engineering, Inc. (Aerospace & Defense)	104	3,733
American States Water Co. (Water Utilities)	624	28,330
American Vanguard Corp. (Chemicals)	312	3,513
American Woodmark Corp.* (Building Products)	416	28,704
Ameris Bancorp (Banks)	728	21,061
AMERISAFE, Inc. (Insurance)	520	26,525
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,352	38,086
Analogic Corp. (Health Care Equipment & Supplies)	208	15,407
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	104	3,329
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	208	7,825
Apogee Enterprises, Inc. (Building Products)	832	33,097
Asbury Automotive Group, Inc.* (Specialty Retail)	312	14,689
Atlantic Tele-Network, Inc. (Diversified Telecommunication Services)	104	8,007
AZZ, Inc. (Electrical Equipment)	728	37,478
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	1,664	28,554
B&G Foods, Inc.—Class A (Food Products)	1,664	60,603
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	312	17,419
Balchem Corp. (Chemicals)	936	52,547
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,248	9,834
Banner Corp. (Banks)	624	25,896
Barnes Group, Inc. (Machinery)	832	27,048
BBCN Bancorp, Inc. (Banks)	2,288	34,778
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	624	5,279
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	312	13,382
Blackbaud, Inc. (Software)	1,352	83,122
Blue Nile, Inc.* (Internet & Catalog Retail)	312	10,854
Bottomline Technologies, Inc.* (Software)	624	17,984
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	2,288	40,749
Brady Corp.—Class A (Commercial Services & Supplies)	624	14,003
Brookline Bancorp, Inc. (Thrifts & Mortgage Finance)	1,248	13,928
CalAmp Corp.* (Communications Equipment)	624	10,608
Calavo Growers, Inc. (Food Products)	416	21,528
Callaway Golf Co. (Leisure Products)	1,664	14,493
Cal-Maine Foods, Inc. (Food Products)	936	47,240
Cambrex Corp.* (Life Sciences Tools & Services)	936	32,423
Cantel Medical Corp. (Health Care Equipment & Supplies)	1,040	61,745
Cardinal Financial Corp. (Banks)	624	11,900
Cardtronics, Inc.* (IT Services)	936	28,838
CareTrust REIT, Inc. (Real Estate Investment Trusts)	1,040	10,670
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	936	25,394
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	1,352	9,545
Central Pacific Financial Corp. (Banks)	520	10,894
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	624	14,446
Chemed Corp. (Health Care Providers & Services)	520	72,967
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	3,848	12,468
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,768	61,385
City Holding Co. (Banks)	208	9,248
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	416	32,144
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	416	5,038
Columbia Banking System, Inc. (Banks)	1,248	36,978
Comfort Systems USA, Inc. (Construction & Engineering)	1,040	29,474
Community Bank System, Inc. (Banks)	728	27,402
Computer Programs & Systems, Inc. (Health Care Technology)	104	5,463
comScore, Inc.* (Internet Software & Services)	1,248	48,086
CONMED Corp. (Health Care Equipment & Supplies)	416	15,367
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	624	12,505

See accompanying notes to the financial statements.

74 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Constant Contact, Inc.* (Internet Software & Services)	624	$19,725
Core-Mark Holding Co., Inc. (Distributors)	312	25,362
CoreSite Realty Corp. (Real Estate Investment Trusts)	832	53,364
CorVel Corp.* (Health Care Providers & Services)	312	14,233
Cousins Properties, Inc. (Real Estate Investment Trusts)	3,328	28,687
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	1,144	45,061
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	936	13,478
CryoLife, Inc. (Health Care Equipment & Supplies)	312	3,067
CSG Systems International, Inc. (IT Services)	728	25,436
Curtiss-Wright Corp. (Aerospace & Defense)	1,248	86,113
CVB Financial Corp. (Banks)	1,872	28,660
Cynosure, Inc.*—Class A (Health Care Equipment & Supplies)	624	22,589
Deltic Timber Corp. (Paper & Forest Products)	312	17,135
Depomed, Inc.* (Pharmaceuticals)	1,768	27,121
DHI Group, Inc.* (Internet Software & Services)	832	7,746
Diamond Foods, Inc.* (Food Products)	416	15,267
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	3,120	25,896
Digi International, Inc.* (Communications Equipment)	416	3,794
DineEquity, Inc. (Hotels, Restaurants & Leisure)	208	17,663
Dorman Products, Inc.* (Auto Components)	624	27,019
Drew Industries, Inc. (Auto Components)	728	41,788
DTS, Inc.* (Electronic Equipment, Instruments & Components)	312	6,951
Dycom Industries, Inc.* (Construction & Engineering)	936	62,019
EastGroup Properties, Inc. (Real Estate Investment Trusts)	520	27,763
Ebix, Inc. (Software)	728	24,839
Education Realty Trust, Inc. (Real Estate Investment Trusts)	1,768	69,093
eHealth, Inc.* (Insurance)	208	2,182
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	936	38,732
Emergent BioSolutions, Inc.* (Biotechnology)	832	30,451
Employers Holdings, Inc. (Insurance)	936	23,316
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	104	9,850
ESCO Technologies, Inc. (Machinery)	416	14,323
Evercore Partners, Inc.—Class A (Capital Markets)	1,144	51,675
ExamWorks Group, Inc.* (Health Care Providers & Services)	520	14,279
Exar Corp.* (Semiconductors & Semiconductor Equipment)	624	3,432
ExlService Holdings, Inc.* (IT Services)	936	40,866
Exponent, Inc. (Professional Services)	728	37,354
Fabrinet* (Electronic Equipment, Instruments & Components)	832	20,725
Federal Signal Corp. (Machinery)	1,248	18,458
Financial Engines, Inc. (Capital Markets)	1,456	39,268
First Commonwealth Financial Corp. (Banks)	1,664	14,527
First Financial Bankshares, Inc. (Banks)	1,872	48,897
First Midwest Bancorp, Inc. (Banks)	2,184	38,067
First NBC Bank Holding Co.* (Banks)	312	9,794
Five Below, Inc.* (Specialty Retail)	624	21,984
Forestar Group, Inc.* (Real Estate Management & Development)	416	3,777
Forrester Research, Inc. (IT Services)	104	3,325
Forward Air Corp. (Air Freight & Logistics)	624	26,932
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	1,144	19,334
Francesca’s Holdings Corp.* (Specialty Retail)	1,144	20,855
Franklin Electric Co., Inc. (Electrical Equipment)	416	11,348
G & K Services, Inc.—Class A (Commercial Services & Supplies)	312	20,087
General Communication, Inc.*—Class A (Diversified Telecommunication Services)	832	15,076
Gentherm, Inc.* (Auto Components)	1,040	41,610
Getty Realty Corp. (Real Estate Investment Trusts)	520	9,298
Gibraltar Industries, Inc.* (Building Products)	416	8,836
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	728	35,935
Glacier Bancorp, Inc. (Banks)	1,456	34,347
Government Properties Income Trust (Real Estate Investment Trusts)	624	8,568
Greatbatch, Inc.* (Health Care Equipment & Supplies)	416	16,062
Greenhill & Co., Inc. (Capital Markets)	312	7,419
Griffon Corp. (Building Products)	1,040	15,787
Haemonetics Corp.* (Health Care Equipment & Supplies)	624	19,743
Hanmi Financial Corp. (Banks)	936	20,311
Hawaiian Holdings, Inc.* (Airlines)	1,352	47,604
HCI Group, Inc. (Insurance)	104	3,458
Headwaters, Inc.* (Construction Materials)	2,080	33,217
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	2,912	84,564
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,080	73,569
HealthEquity, Inc.* (Health Care Providers & Services)	520	11,206
HealthStream, Inc.* (Health Care Technology)	728	15,943
Heartland Express, Inc. (Road & Rail)	832	14,269
Heartland Payment Systems, Inc. (IT Services)	1,040	95,763
Heidrick & Struggles International, Inc. (Professional Services)	520	13,707
Helen of Troy, Ltd.* (Household Durables)	832	74,356
HFF, Inc.—Class A (Capital Markets)	936	26,742
Hillenbrand, Inc. (Machinery)	1,248	33,796
Home BancShares, Inc. (Banks)	1,768	68,439
ICU Medical, Inc.* (Health Care Equipment & Supplies)	312	30,030
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,456	30,285
Impax Laboratories, Inc.* (Pharmaceuticals)	1,872	70,144
Independent Bank Corp. (Banks)	520	23,769
Inland Real Estate Corp. (Real Estate Investment Trusts)	2,600	27,846
Innospec, Inc. (Chemicals)	728	36,291

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 75

Common Stocks, continued

	Shares	Value
Inogen, Inc.* (Health Care Equipment & Supplies)	208	$6,914
Insperity, Inc. (Professional Services)	312	14,018
Installed Building Products, Inc.* (Household Durables)	520	10,832
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	832	51,126
Interactive Brokers Group, Inc.—Class A (Capital Markets)	1,144	36,917
Interactive Intelligence Group, Inc.* (Software)	208	4,967
Interface, Inc. (Commercial Services & Supplies)	1,872	31,618
Investment Technology Group, Inc. (Capital Markets)	520	8,949
iRobot Corp.* (Household Durables)	416	14,115
Ixia* (Communications Equipment)	1,144	10,948
J & J Snack Foods Corp. (Food Products)	312	33,690
John Bean Technologies Corp. (Machinery)	832	38,113
Kaiser Aluminum Corp. (Metals & Mining)	312	24,255
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,664	24,594
Knight Transportation, Inc. (Road & Rail)	832	20,359
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,768	3,412
Korn/Ferry International (Professional Services)	1,456	44,859
Landauer, Inc. (Health Care Providers & Services)	208	6,373
Lannett Co., Inc.* (Pharmaceuticals)	832	21,224
La-Z-Boy, Inc. (Household Durables)	728	15,608
LegacyTexas Financial Group, Inc. (Banks)	1,248	24,373
LendingTree, Inc.* (Thrifts & Mortgage Finance)	208	15,328
LHC Group, Inc.* (Health Care Providers & Services)	416	15,775
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	520	51,985
Lithia Motors, Inc.—Class A (Specialty Retail)	728	55,743
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	416	42,391
LivePerson, Inc.* (Internet Software & Services)	520	2,943
LogMeIn, Inc.* (Internet Software & Services)	728	38,031
LTC Properties, Inc. (Real Estate Investment Trusts)	624	27,787
Lumentum Holdings, Inc.* (Communications Equipment)	520	10,260
Luminex Corp.* (Life Sciences Tools & Services)	1,144	21,953
Lydall, Inc.* (Machinery)	520	14,690
M/I Homes, Inc.* (Household Durables)	312	5,591
MarineMax, Inc.* (Specialty Retail)	416	7,035
Masimo Corp.* (Health Care Equipment & Supplies)	1,248	45,864
Matrix Service Co.* (Energy Equipment & Services)	416	7,887
Matson, Inc. (Marine)	1,248	50,432
Matthews International Corp.—Class A (Commercial Services & Supplies)	936	46,716
MB Financial, Inc. (Banks)	1,248	38,838
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	3,120	34,320
Medidata Solutions, Inc.* (Health Care Technology)	1,560	66,659
Medifast, Inc. (Personal Products)	104	3,019
Mercury Systems, Inc.* (Electronic Equipment, Instruments & Components)	624	11,912
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	832	16,016
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,248	20,654
Meritage Homes Corp.* (Household Durables)	1,040	34,330
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,144	29,813
MicroStrategy, Inc.*—Class A (Software)	104	17,941
MiMedx Group, Inc.* (Biotechnology)	2,808	23,363
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	728	25,800
Mobile Mini, Inc. (Commercial Services & Supplies)	728	18,870
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,768	21,959
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	312	6,458
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,040	65,072
Monotype Imaging Holdings, Inc. (Software)	624	15,563
Monro Muffler Brake, Inc. (Specialty Retail)	936	61,541
Monster Worldwide, Inc.* (Internet Software & Services)	1,352	6,746
Motorcar Parts of America, Inc.* (Auto Components)	312	10,723
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	208	11,107
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	312	4,409
National Penn Bancshares, Inc. (Banks)	2,496	28,454
National Presto Industries, Inc. (Aerospace & Defense)	104	8,225
Natus Medical, Inc.* (Health Care Equipment & Supplies)	936	33,022
Navigant Consulting, Inc.* (Professional Services)	728	11,495
NBT Bancorp, Inc. (Banks)	624	16,162
Neenah Paper, Inc. (Paper & Forest Products)	312	18,857
Nektar Therapeutics* (Pharmaceuticals)	3,848	52,487
Neogen Corp.* (Health Care Equipment & Supplies)	1,040	54,267
NETGEAR, Inc.* (Communications Equipment)	520	19,432
NIC, Inc. (Internet Software & Services)	1,768	34,989
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	728	2,402
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,352	20,929
Nutrisystem, Inc. (Internet & Catalog Retail)	832	16,483
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,352	62,354
Omnicell, Inc.* (Health Care Technology)	1,040	29,110
On Assignment, Inc.* (Professional Services)	1,352	52,255
Oritani Financial Corp. (Thrifts & Mortgage Finance)	728	12,172
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	520	28,506
Outerwall, Inc. (Specialty Retail)	312	10,546

See accompanying notes to the financial statements.

76 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	208	$14,531
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	832	39,728
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	832	47,316
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	728	14,254
Perficient, Inc.* (IT Services)	520	9,906
PetMed Express, Inc. (Internet & Catalog Retail)	312	5,622
PGT, Inc.* (Building Products)	1,352	13,250
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	520	17,446
Piedmont Natural Gas Co., Inc. (Gas Utilities)	2,288	135,541
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,768	53,996
Pinnacle Financial Partners, Inc. (Banks)	1,040	51,844
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	624	38,457
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	520	24,508
PRA Group, Inc.* (Consumer Finance)	832	24,752
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,456	67,966
PrivateBancorp, Inc. (Banks)	2,288	86,096
ProAssurance Corp. (Insurance)	832	41,700
Progress Software Corp.* (Software)	832	21,540
PS Business Parks, Inc. (Real Estate Investment Trusts)	312	27,013
Quaker Chemical Corp. (Chemicals)	208	15,602
Quality Systems, Inc. (Health Care Technology)	728	9,544
Quanex Building Products Corp. (Building Products)	624	11,550
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	3,328	40,735
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	208	12,842
Repligen Corp.* (Biotechnology)	936	20,732
Resources Connection, Inc. (Professional Services)	624	9,429
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	2,808	51,920
RLI Corp. (Insurance)	1,040	61,671
Ruckus Wireless, Inc.* (Communications Equipment)	936	7,872
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	624	7,993
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,040	16,900
S&T Bancorp, Inc. (Banks)	624	16,854
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	312	4,714
Saul Centers, Inc. (Real Estate Investment Trusts)	208	10,581
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	624	3,694
Select Comfort Corp.* (Specialty Retail)	936	19,712
Selective Insurance Group, Inc. (Insurance)	832	26,050
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	728	14,633
Simmons First National Corp.—Class A (Banks)	832	36,866
Simpson Manufacturing Co., Inc. (Building Products)	728	23,755
Snyder’s-Lance, Inc. (Food Products)	832	26,266
Sonic Corp. (Hotels, Restaurants & Leisure)	1,456	42,777
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	520	2,579
Stamps.com, Inc.* (Internet Software & Services)	416	39,029
Standex International Corp. (Machinery)	208	15,022
Sterling Bancorp (Banks)	2,288	35,944
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	832	26,865
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	416	1,281
Sturm, Ruger & Co., Inc. (Leisure Products)	520	30,602
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	1,768	17,945
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	520	15,486
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	936	10,614
SurModics, Inc.* (Health Care Equipment & Supplies)	416	8,299
Sykes Enterprises, Inc.* (IT Services)	832	24,494
Synchronoss Technologies, Inc.* (Software)	1,144	35,052
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	2,808	17,803
Take-Two Interactive Software, Inc.* (Software)	2,392	83,002
Talmer Bancorp, Inc.—Class A (Banks)	1,768	28,394
TASER International, Inc.* (Aerospace & Defense)	1,560	24,008
TeleTech Holdings, Inc. (IT Services)	312	8,334
Tennant Co. (Machinery)	208	11,255
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	1,352	38,965
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,248	7,725
Texas Capital Bancshares, Inc.* (Banks)	728	25,990
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,352	49,794
The E.W. Scripps Co.—Class A (Media)	624	11,844
The Ensign Group, Inc. (Health Care Providers & Services)	1,040	23,348
The Marcus Corp. (Hotels, Restaurants & Leisure)	312	5,909
The Medicines Co.* (Pharmaceuticals)	1,144	39,537
The Providence Service Corp.* (Health Care Providers & Services)	208	9,235
Tompkins Financial Corp. (Banks)	208	11,652
TopBuild Corp.* (Household Durables)	624	16,711
TrueBlue, Inc.* (Professional Services)	1,248	28,504
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	832	14,385
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	312	15,959
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	936	17,457
United Bankshares, Inc. (Banks)	1,040	34,923
United Community Banks, Inc. (Banks)	1,144	20,661
United Fire Group, Inc. (Insurance)	312	12,053

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 77

Common Stocks, continued

	Shares	Value
Universal Electronics, Inc.* (Household Durables)	208	$10,431
Universal Forest Products, Inc. (Building Products)	624	42,987
Universal Health Realty Income Trust (Real Estate Investment Trusts)	208	10,573
Universal Insurance Holdings, Inc. (Insurance)	936	17,541
Urstadt Biddle Properties, Inc.—Class A (Real Estate Investment Trusts)	416	8,445
US Concrete, Inc.* (Construction Materials)	416	18,920
US Ecology, Inc. (Commercial Services & Supplies)	624	21,197
VASCO Data Security International, Inc.* (Software)	416	6,448
Vascular Solutions, Inc.* (Health Care Equipment & Supplies)	520	14,227
ViaSat, Inc.* (Communications Equipment)	832	52,000
Vicor Corp.* (Electrical Equipment)	312	2,621
Virtus Investment Partners, Inc. (Capital Markets)	104	9,152
Virtusa Corp.* (IT Services)	728	32,556
WageWorks, Inc.* (Professional Services)	416	18,612
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	728	17,443
Watts Water Technologies, Inc.—Class A (Machinery)	312	15,372
WD-40 Co. (Household Products)	416	42,973
Westamerica Bancorp (Banks)	312	13,625
Wilshire Bancorp, Inc. (Banks)	1,352	14,318
Winnebago Industries, Inc. (Automobiles)	416	7,326
World Wrestling Entertainment, Inc.—Class A (Media)	936	16,754
XO Group, Inc.* (Internet Software & Services)	416	6,198
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	936	21,734
TOTAL COMMON STOCKS (Cost $6,972,904)		8,772,588
TOTAL INVESTMENT SECURITIES (Cost $6,972,904)—100.8%		8,772,588
Net other assets (liabilities)—(0.8)%		(72,559)
NET ASSETS—100.0%		$8,700,029

*                                         Non-income producing security

Small-Cap Growth ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$144,319	1.7%
Air Freight & Logistics	26,932	0.3%
Airlines	114,359	1.3%
Auto Components	121,140	1.4%
Automobiles	7,326	0.1%
Banks	949,962	10.8%
Biotechnology	197,020	2.3%
Building Products	202,596	2.3%
Capital Markets	180,122	2.1%
Chemicals	107,953	1.2%
Commercial Services & Supplies	226,060	2.6%
Communications Equipment	114,914	1.3%
Construction & Engineering	91,493	1.1%
Construction Materials	52,137	0.6%
Consumer Finance	24,752	0.3%
Distributors	25,362	0.3%
Diversified Telecommunication Services	80,711	0.9%
Electrical Equipment	51,447	0.6%
Electronic Equipment, Instruments & Components	243,162	2.8%
Energy Equipment & Services	33,069	0.4%
Food Products	204,594	2.4%
Gas Utilities	135,541	1.6%
Health Care Equipment & Supplies	642,047	7.4%
Health Care Providers & Services	306,838	3.5%
Health Care Technology	126,719	1.5%
Hotels, Restaurants & Leisure	347,628	4.0%
Household Durables	181,974	2.1%
Household Products	42,973	0.5%
Insurance	214,496	2.5%
Internet & Catalog Retail	32,959	0.4%
Internet Software & Services	203,493	2.3%
IT Services	269,518	3.1%
Leisure Products	45,095	0.5%
Life Sciences Tools & Services	98,358	1.1%
Machinery	202,188	2.3%
Marine	50,432	0.6%
Media	28,598	0.3%
Metals & Mining	29,347	0.3%
Oil, Gas & Consumable Fuels	94,196	1.1%
Paper & Forest Products	60,586	0.7%
Personal Products	3,019	NM
Pharmaceuticals	314,582	3.6%
Professional Services	230,233	2.6%
Real Estate Investment Trusts	683,587	7.9%
Real Estate Management & Development	3,777	NM
Road & Rail	34,628	0.4%
Semiconductors & Semiconductor Equipment	330,270	3.8%
Software	310,458	3.6%
Specialty Retail	212,105	2.4%
Technology Hardware, Storage & Peripherals	99,279	1.1%
Textiles, Apparel & Luxury Goods	91,716	1.1%
Thrifts & Mortgage Finance	118,188	1.4%
Water Utilities	28,330	0.3%
Other**	(72,559)	(0.8)%
Total	$8,700,029	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

78 :: Europe 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (99.7%)

	Shares	Value
Alcatel-Lucent*ADR (Communications Equipment)	57,645	$227,121
Anheuser-Busch InBev N.V.ADR (Beverages)	1,890	237,838
ArcelorMittalNYS (Metals & Mining)	19,950	76,209
ARM Holdings PLCADR (Semiconductors & Semiconductor Equipment)	4,935	212,600
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,205	202,507
AstraZeneca PLCADR (Pharmaceuticals)	9,660	311,244
Banco Santander S.A.ADR (Banks)	47,670	199,737
Barclays PLCADR (Banks)	20,790	224,116
BP PLCADR (Oil, Gas & Consumable Fuels)	11,130	360,278
British American Tobacco PLCADR (Tobacco)	1,995	221,465
Criteo S.A.*ADR (Internet Software & Services)	4,830	142,871
Diageo PLCADR (Beverages)	2,100	226,107
EricssonADR (Communications Equipment)	21,945	195,311
GlaxoSmithKline PLCADR (Pharmaceuticals)	7,350	303,482
HSBC Holdings PLCADR (Banks)	11,865	420,020
ING Groep N.V.ADR (Banks)	22,050	255,560
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	8,295	221,311
National Grid PLCADR (Multi-Utilities)	4,200	297,402
Nokia Corp.ADR (Communications Equipment)	30,975	223,020
Rio Tinto PLCADR (Metals & Mining)	10,710	264,002
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	9,345	410,525
Ryanair Holdings PLCADR (Airlines)	3,150	246,803
S.A.P. SEADR (Software)	5,145	410,571
SanofiADR (Pharmaceuticals)	4,725	196,749
Statoil ASAADR (Oil, Gas & Consumable Fuels)	17,010	231,336
Telefonica S.A.ADR (Diversified Telecommunication Services)	22,470	235,711
Tenaris S.A.ADR (Energy Equipment & Services)	13,335	277,901
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	8,505	376,942
Unilever N.V.NYS (Personal Products)	8,715	387,033
Vodafone Group PLCADR (Wireless Telecommunication Services)	10,815	348,243
TOTAL COMMON STOCKS (Cost $7,260,101)		7,944,015
TOTAL INVESTMENT SECURITIES (Cost $7,260,101)—99.7%		7,944,015
Net other assets (liabilities)—0.3%		24,129
NET ASSETS—100.0%		$7,968,144

*                                         Non-income producing security

ADR                            American Depositary Receipt

NYS                             New York Shares

Europe 30 ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Airlines	$246,803	3.1%
Banks	1,099,433	13.7%
Beverages	463,945	5.8%
Communications Equipment	645,452	8.1%
Diversified Telecommunication Services	235,710	3.0%
Energy Equipment & Services	277,901	3.5%
Industrial Conglomerates	221,311	2.8%
Internet Software & Services	142,871	1.8%
Metals & Mining	340,211	4.3%
Multi-Utilities	297,402	3.7%
Oil, Gas & Consumable Fuels	1,379,081	17.2%
Personal Products	387,033	4.9%
Pharmaceuticals	811,476	10.2%
Semiconductors & Semiconductor Equipment	415,107	5.2%
Software	410,571	5.2%
Tobacco	221,465	2.8%
Wireless Telecommunication Services	348,243	4.4%
Other**	24,129	0.3%
Total	$7,968,144	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of January 31, 2016:

	Value	% of Net Assets
Belgium	$237,838	3.0%
Finland	223,020	2.8%
France	943,683	11.8%
Germany	410,571	5.2%
Ireland	246,803	3.1%
Luxembourg	354,110	4.4%
Netherlands	1,089,903	13.7%
Norway	231,336	2.9%
Spain	435,448	5.5%
Sweden	195,311	2.5%
United Kingdom	3,575,992	44.8%
Other**	24,129	0.3%
Total	$7,968,144	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 79

Common Stocks (74.5%)

	Percentage of Net Assets	Shares	Value
3M Co. (Industrial Conglomerates)	0.4%	1,568	$236,768
AbbVie, Inc. (Biotechnology)	0.4%	4,192	230,141
Allergan PLC* (Pharmaceuticals)*	0.5%	992	282,155
Alphabet, Inc.—Class C* (Internet Software & Services)*	1.0%	768	570,585
Alphabet, Inc.—Class A* (Internet Software & Services)*	1.0%	736	560,354
Altria Group, Inc. (Tobacco)	0.5%	5,024	307,017
Amazon.com, Inc.* (Internet & Catalog Retail)*	1.0%	992	582,304
Amgen, Inc. (Biotechnology)	0.5%	1,920	293,242
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.4%	14,240	1,386,123
AT&T, Inc. (Diversified Telecommunication Services)	1.0%	15,712	566,575
Bank of America Corp. (Banks)	0.7%	26,624	376,463
Berkshire Hathaway, Inc.— Class B* (Diversified Financial Services)*	1.1%	4,800	622,896
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.5%	4,256	264,553
Celgene Corp.* (Biotechnology)*	0.4%	2,016	202,245
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.7%	4,800	415,056
Cisco Systems, Inc. (Communications Equipment)	0.5%	12,992	309,079
Citigroup, Inc. (Banks)	0.6%	7,616	324,289
Comcast Corp.—Class A (Media)	0.6%	6,240	347,630
CVS Health Corp. (Food & Staples Retailing)	0.5%	2,816	271,997
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.4%	10,656	829,571
Facebook, Inc.—Class A* (Internet Software & Services)*	1.1%	5,792	649,919
General Electric Co. (Industrial Conglomerates)	1.2%	24,128	702,126
Gilead Sciences, Inc. (Biotechnology)	0.5%	3,680	305,439
Honeywell International, Inc. (Aerospace & Defense)	0.4%	1,984	204,750
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.7%	12,064	374,224
International Business Machines Corp. (IT Services)	0.5%	2,272	283,522
Johnson & Johnson (Pharmaceuticals)	1.3%	7,072	738,599
JPMorgan Chase & Co. (Banks)	1.0%	9,408	559,776
MasterCard, Inc.—Class A (IT Services)	0.4%	2,528	225,068
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.5%	2,336	289,150
Medtronic PLC (Health Care Equipment & Supplies)	0.5%	3,584	272,098
Merck & Co., Inc. (Pharmaceuticals)	0.6%	7,136	361,581
Microsoft Corp. (Software)	1.9%	20,416	1,124,716
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	0.4%	3,456	214,307
Oracle Corp. (Software)	0.5%	8,192	297,452
PepsiCo, Inc. (Beverages)	0.6%	3,712	368,602
Pfizer, Inc. (Pharmaceuticals)	0.8%	15,776	481,009
Philip Morris International, Inc. (Tobacco)	0.6%	3,968	357,160
Schlumberger, Ltd. (Energy Equipment & Services)	0.4%	3,232	233,578
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.4%	3,808	231,412
The Coca-Cola Co. (Beverages)	0.7%	10,016	429,886
The Home Depot, Inc. (Specialty Retail)	0.7%	3,232	406,457
The Procter & Gamble Co. (Household Products)	1.0%	6,944	567,255
The Walt Disney Co. (Media)	0.6%	3,904	374,082
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.5%	2,432	280,069
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.9%	10,400	519,688
Visa, Inc.—Class A (IT Services)	0.6%	4,992	371,853
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.5%	4,000	265,440
Wells Fargo & Co. (Banks)	1.0%	11,872	596,332
Other Common Stocks	38.3%	437,793	22,337,071
TOTAL COMMON STOCKS (Cost $22,487,988)			43,401,664

Repurchase Agreements(a)(b) (25.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $15,114,349	$15,114,000	$15,114,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,114,000)		15,114,000
TOTAL INVESTMENT SECURITIES (Cost $37,601,988)—100.4%		58,515,664
Net other assets (liabilities)—(0.4)%		(247,067)
NET ASSETS—100.0%		$58,268,597

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $8,964,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

80 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	134	3/21/16	$12,939,375	$(692,772)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/29/16	0.80%	$16,058,871	$496,999
SPDR S&P 500 ETF	Goldman Sachs International	2/29/16	0.70%	11,425,874	337,224
				27,484,745	834,223

S&P 500	UBS AG	2/29/16	0.75%	25,266,779	846,707
SPDR S&P 500 ETF	UBS AG	2/29/16	0.75%	7,626,917	230,382
				32,893,696	1,077,089
				$60,378,441	$1,911,312

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraBull ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$1,088,996	1.9%
Air Freight & Logistics	300,766	0.5%
Airlines	260,621	0.4%
Auto Components	141,408	0.2%
Automobiles	245,205	0.4%
Banks	2,464,515	4.3%
Beverages	1,051,633	1.8%
Biotechnology	1,466,197	2.5%
Building Products	38,304	0.1%
Capital Markets	831,503	1.4%
Chemicals	855,930	1.5%
Commercial Services & Supplies	188,436	0.3%
Communications Equipment	577,943	1.0%
Construction & Engineering	36,134	0.1%
Construction Materials	51,139	0.1%
Consumer Finance	324,621	0.6%
Containers & Packaging	123,132	0.2%
Distributors	33,089	0.1%
Diversified Consumer Services	20,702	NM
Diversified Financial Services	908,453	1.6%
Diversified Telecommunication Services	1,171,519	2.0%
Electric Utilities	833,183	1.4%
Electrical Equipment	198,562	0.3%
Electronic Equipment, Instruments & Components	163,226	0.3%
Energy Equipment & Services	461,278	0.8%
Food & Staples Retailing	1,060,963	1.8%
Food Products	784,582	1.3%
Gas Utilities	20,339	NM
Health Care Equipment & Supplies	939,691	1.6%
Health Care Providers & Services	1,152,839	2.0%
Health Care Technology	44,552	0.1%
Hotels, Restaurants & Leisure	827,114	1.4%
Household Durables	172,694	0.3%
Household Products	910,194	1.6%
Independent Power and Renewable Electricity Producers	24,928	NM
Industrial Conglomerates	1,116,959	1.9%
Insurance	1,163,424	2.0%
Internet & Catalog Retail	866,868	1.5%
Internet Software & Services	1,951,873	3.4%
IT Services	1,600,721	2.7%
Leisure Products	45,230	0.1%
Life Sciences Tools & Services	268,274	0.5%
Machinery	514,405	0.9%
Media	1,365,205	2.3%
Metals & Mining	97,369	0.2%
Multiline Retail	291,732	0.5%
Multi-Utilities	552,773	0.9%
Oil, Gas & Consumable Fuels	2,424,440	4.3%
Personal Products	49,104	0.1%
Pharmaceuticals	2,534,369	4.4%
Professional Services	128,050	0.2%
Real Estate Investment Trusts	1,245,945	2.1%
Real Estate Management & Development	20,586	NM
Road & Rail	311,778	0.5%
Semiconductors & Semiconductor Equipment	1,006,742	1.7%
Software	1,950,457	3.3%
Specialty Retail	1,141,628	2.0%
Technology Hardware, Storage & Peripherals	1,720,953	3.0%
Textiles, Apparel & Luxury Goods	416,663	0.7%
Tobacco	769,671	1.3%
Trading Companies & Distributors	72,054	0.1%
Other**	14,866,933	25.5%
Total	$58,268,597	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 81

Common Stocks (76.9%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,535	$20,305
A.O. Smith Corp. (Building Products)	1,859	129,851
Aaron’s, Inc. (Specialty Retail)	1,521	34,800
Abercrombie & Fitch Co.—Class A (Specialty Retail)	1,690	44,346
ACI Worldwide, Inc.* (Software)	2,873	51,427
Acuity Brands, Inc. (Electrical Equipment)	1,014	205,264
Acxiom Corp.* (IT Services)	1,859	34,763
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	15,717	34,577
AECOM* (Construction & Engineering)	3,718	102,021
AGCO Corp. (Machinery)	1,859	90,663
Akorn, Inc.* (Pharmaceuticals)	2,028	52,708
Alaska Air Group, Inc. (Airlines)	3,042	214,157
Albemarle Corp. (Chemicals)	2,704	142,339
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,183	35,845
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,690	133,814
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,690	111,777
Alleghany Corp.* (Insurance)	338	161,537
Allegheny Technologies, Inc. (Metals & Mining)	2,704	25,364
Alliant Energy Corp. (Multi-Utilities)	2,704	176,679
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	4,563	62,878
AMC Networks, Inc.*—Class A (Media)	1,521	110,715
American Campus Communities, Inc. (Real Estate Investment Trusts)	2,704	114,109
American Eagle Outfitters, Inc. (Specialty Retail)	4,394	64,328
American Financial Group, Inc. (Insurance)	1,690	119,956
AmSurg Corp.* (Health Care Providers & Services)	1,352	98,953
ANSYS, Inc.* (Software)	2,197	193,753
AptarGroup, Inc. (Containers & Packaging)	1,521	110,881
Aqua America, Inc. (Water Utilities)	4,394	138,543
ARRIS International PLC* (Communications Equipment)	4,394	111,916
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	2,366	122,086
Arthur J. Gallagher & Co. (Insurance)	4,394	165,390
Ascena Retail Group, Inc.* (Specialty Retail)	4,225	31,181
Ashland, Inc. (Chemicals)	1,521	144,129
Aspen Insurance Holdings, Ltd. (Insurance)	1,521	70,742
Associated Banc-Corp. (Banks)	3,718	65,251
Atmel Corp. (Semiconductors & Semiconductor Equipment)	10,309	83,091
Atmos Energy Corp. (Gas Utilities)	2,535	175,472
Avnet, Inc. (Electronic Equipment, Instruments & Components)	3,211	128,184
Avon Products, Inc. (Personal Products)	10,647	36,093
BancorpSouth, Inc. (Banks)	2,028	42,345
Bank of Hawaii Corp. (Banks)	1,014	60,769
Bank of the Ozarks, Inc. (Banks)	2,028	89,922
BE Aerospace, Inc. (Aerospace & Defense)	2,535	102,541
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,014	43,318
Bemis Co., Inc. (Containers & Packaging)	2,366	113,260
Big Lots, Inc. (Multiline Retail)	1,183	45,877
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	507	64,698
Bio-Techne Corp. (Life Sciences Tools & Services)	845	69,873
Black Hills Corp. (Multi-Utilities)	1,183	58,298
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,521	75,655
Broadridge Financial Solutions, Inc. (IT Services)	2,873	153,878
Brown & Brown, Inc. (Insurance)	2,873	86,908
Brunswick Corp. (Leisure Products)	2,197	87,550
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	507	77,216
Cabela’s, Inc.*—Class A (Specialty Retail)	1,183	49,769
Cable One, Inc. (Media)	169	72,668
Cabot Corp. (Chemicals)	1,521	61,357
Cadence Design Systems, Inc.* (Software)	7,267	142,143
CalAtlantic Group, Inc. (Household Durables)	1,859	60,399
California Resources Corp. (Oil, Gas & Consumable Fuels)	7,605	10,875
Camden Property Trust (Real Estate Investment Trusts)	2,197	167,631
Care Capital Properties, Inc. (Real Estate Investment Trusts)	2,028	60,718
Carlisle Cos., Inc. (Industrial Conglomerates)	1,521	127,277
Carpenter Technology Corp. (Metals & Mining)	1,183	32,840
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,352	131,442
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,014	122,430
Catalent, Inc.* (Pharmaceuticals)	2,366	55,672
Cathay General Bancorp (Banks)	1,859	52,052
CBOE Holdings, Inc. (Diversified Financial Services)	2,028	135,105
CDK Global, Inc. (Software)	3,887	171,222
CEB, Inc. (Professional Services)	845	49,838
Centene Corp.* (Health Care Providers & Services)	2,873	178,297
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,183	87,814
Chico’s FAS, Inc. (Specialty Retail)	3,380	35,118
Ciena Corp.* (Communications Equipment)	3,042	54,056
Cinemark Holdings, Inc. (Media)	2,535	74,757
CLARCOR, Inc. (Machinery)	1,183	55,435
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,352	59,907
Cleco Corp. (Electric Utilities)	1,521	80,826
CNO Financial Group, Inc. (Insurance)	4,563	79,396
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,028	65,403
Commerce Bancshares, Inc. (Banks)	2,028	83,412
Commercial Metals Co. (Metals & Mining)	2,873	39,992
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	2,873	55,190
Community Health Systems, Inc.* (Health Care Providers & Services)	2,873	61,712
CommVault Systems, Inc.* (Software)	1,014	38,045
Compass Minerals International, Inc. (Metals & Mining)	845	63,248
Computer Sciences Corp. (IT Services)	3,380	108,397
comScore, Inc.* (Internet Software & Services)	1,183	45,581

See accompanying notes to the financial statements.

82 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Convergys Corp. (IT Services)	2,366	$57,825
Copart, Inc.* (Commercial Services & Supplies)	2,704	90,611
CoreLogic, Inc.* (IT Services)	2,197	78,433
Corporate Office Properties Trust (Real Estate Investment Trusts)	2,366	52,762
Corrections Corp. of America (Real Estate Investment Trusts)	2,873	82,771
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	507	66,534
Crane Co. (Machinery)	1,183	56,500
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,535	71,056
CST Brands, Inc. (Specialty Retail)	1,859	72,018
Cullen/Frost Bankers, Inc. (Banks)	1,352	64,707
Curtiss-Wright Corp. (Aerospace & Defense)	1,183	81,627
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	8,112	63,760
Dana Holding Corp. (Auto Components)	3,718	44,207
Dean Foods Co. (Food Products)	2,197	43,896
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	845	41,794
Deluxe Corp. (Commercial Services & Supplies)	1,183	66,130
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	8,619	13,446
DeVry Education Group, Inc. (Diversified Consumer Services)	1,352	26,905
Dick’s Sporting Goods, Inc. (Specialty Retail)	2,197	85,859
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,521	42,162
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,352	154,032
Domtar Corp. (Paper & Forest Products)	1,521	49,052
Donaldson Co., Inc. (Machinery)	3,042	85,724
Douglas Emmett, Inc. (Real Estate Investment Trusts)	3,380	99,980
DreamWorks Animation SKG, Inc.*—Class A (Media)	1,690	43,332
Dril-Quip, Inc.* (Energy Equipment & Services)	1,014	59,461
DST Systems, Inc. (IT Services)	845	89,071
Duke Realty Corp. (Real Estate Investment Trusts)	8,450	170,099
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,197	86,474
Eagle Materials, Inc. (Construction Materials)	1,183	63,338
East West Bancorp, Inc. (Banks)	3,549	115,059
Eaton Vance Corp. (Capital Markets)	2,873	82,340
Edgewell Personal Care Co. (Personal Products)	1,521	112,570
Endurance Specialty Holdings, Ltd. (Insurance)	1,521	94,196
Energen Corp. (Oil, Gas & Consumable Fuels)	1,859	65,567
Energizer Holdings, Inc. (Household Products)	1,521	48,733
EPR Properties (Real Estate Investment Trusts)	1,521	91,184
Equity One, Inc. (Real Estate Investment Trusts)	1,859	51,531
Esterline Technologies Corp.* (Aerospace & Defense)	676	53,208
Everest Re Group, Ltd. (Insurance)	1,014	181,446
FactSet Research Systems, Inc. (Diversified Financial Services)	1,014	152,811
Fair Isaac Corp. (Software)	676	64,605
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	2,704	55,405
Federated Investors, Inc.—Class B (Capital Markets)	2,366	59,836
FEI Co. (Electronic Equipment, Instruments & Components)	1,014	73,464
First American Financial Corp. (Insurance)	2,704	92,936
First Horizon National Corp. (Banks)	5,915	75,298
First Niagara Financial Group, Inc. (Banks)	8,619	84,380
FirstMerit Corp. (Banks)	4,056	78,605
Flowers Foods, Inc. (Food Products)	4,563	93,724
Foot Locker, Inc. (Specialty Retail)	3,380	228,352
Fortinet, Inc.* (Software)	3,549	99,869
Fortune Brands Home & Security, Inc. (Building Products)	3,887	188,870
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,014	33,056
FTI Consulting, Inc.* (Professional Services)	1,014	34,364
Fulton Financial Corp. (Banks)	4,225	54,291
Gartner, Inc.* (IT Services)	2,028	178,241
GATX Corp. (Trading Companies & Distributors)	1,014	41,554
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	1,352	67,032
Gentex Corp. (Auto Components)	7,098	97,172
Genworth Financial, Inc.*—Class A (Insurance)	12,168	33,827
Global Payments, Inc. (IT Services)	3,211	189,288
Graco, Inc. (Machinery)	1,352	98,263
Graham Holdings Co.—Class B (Diversified Consumer Services)	169	81,913
Granite Construction, Inc. (Construction & Engineering)	1,014	39,171
Great Plains Energy, Inc. (Electric Utilities)	3,718	103,658
Greif, Inc.—Class A (Containers & Packaging)	676	17,867
GUESS?, Inc. (Specialty Retail)	1,521	28,199
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,704	79,903
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,183	29,338
Hancock Holding Co. (Banks)	1,859	44,542
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,704	80,904
Health Net, Inc.* (Health Care Providers & Services)	1,859	123,103
Herman Miller, Inc. (Commercial Services & Supplies)	1,521	38,968
Highwoods Properties, Inc. (Real Estate Investment Trusts)	2,366	100,058
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,352	66,086
HNI Corp. (Commercial Services & Supplies)	1,014	34,496
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	4,394	153,658
Hologic, Inc.* (Health Care Equipment & Supplies)	6,084	206,490
Hospitality Properties Trust (Real Estate Investment Trusts)	3,718	87,708
HSN, Inc. (Internet & Catalog Retail)	845	39,766
Hubbell, Inc.* (Electrical Equipment)	1,183	106,979
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	1,183	151,281
IDACORP, Inc. (Electric Utilities)	1,183	82,325
IDEX Corp. (Machinery)	1,859	134,796
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,197	154,098

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 83

Common Stocks, continued

	Shares	Value
Ingram Micro, Inc.—Class A (Electronic Equipment, Instruments & Components)	3,887	$109,613
Ingredion, Inc. (Food Products)	1,690	170,216
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,549	90,429
InterDigital, Inc. (Communications Equipment)	845	38,059
International Bancshares Corp. (Banks)	1,352	31,353
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	676	23,079
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	3,211	41,743
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	845	68,301
ITT Corp. (Machinery)	2,197	71,293
J.C. Penney Co., Inc.* (Multiline Retail)	7,436	53,985
j2 Global, Inc. (Internet Software & Services)	1,183	85,780
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	4,563	90,849
Jack Henry & Associates, Inc. (IT Services)	2,028	164,633
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	845	65,606
Janus Capital Group, Inc. (Capital Markets)	3,549	44,682
Jarden Corp.* (Household Durables)	5,070	268,964
JetBlue Airways Corp.* (Airlines)	7,774	165,664
John Wiley & Sons, Inc. (Media)	1,183	49,449
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,183	166,472
Joy Global, Inc. (Machinery)	2,366	23,589
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	3,042	54,178
KB Home (Household Durables)	2,197	23,859
KBR, Inc. (Construction & Engineering)	3,549	50,609
Kemper Corp. (Insurance)	1,183	40,884
Kennametal, Inc. (Machinery)	2,028	35,896
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,225	98,865
Kilroy Realty Corp. (Real Estate Investment Trusts)	2,197	122,746
Kirby Corp.* (Marine)	1,352	68,479
KLX, Inc.* (Aerospace & Defense)	1,352	39,519
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,197	29,879
Lamar Advertising Co.—Class A (Real Estate Investment Trusts)	2,028	113,791
Lancaster Colony Corp. (Food Products)	507	51,552
Landstar System, Inc. (Road & Rail)	1,014	58,214
LaSalle Hotel Properties (Real Estate Investment Trusts)	2,704	59,921
Leidos Holdings, Inc. (IT Services)	1,521	70,149
Lennox International, Inc. (Building Products)	1,014	121,497
Lexmark International, Inc.—Class A (Technology Hardware, Storage & Peripherals)	1,521	42,907
Liberty Property Trust (Real Estate Investment Trusts)	3,549	104,057
LifePoint Health, Inc.* (Health Care Providers & Services)	1,014	70,767
Lincoln Electric Holdings, Inc. (Machinery)	1,690	89,976
LivaNova PLC* (Health Care Equipment & Supplies)	1,014	56,764
Live Nation Entertainment, Inc.* (Media)	3,549	80,562
LKQ Corp.* (Distributors)	7,436	203,746
Louisiana-Pacific Corp.* (Paper & Forest Products)	3,549	55,791
M.D.C. Holdings, Inc. (Household Durables)	1,014	22,065
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	2,197	45,676
Manhattan Associates, Inc.* (Software)	1,859	107,171
ManpowerGroup, Inc. (Professional Services)	1,859	141,935
MarketAxess Holdings, Inc. (Diversified Financial Services)	845	98,214
MAXIMUS, Inc. (IT Services)	1,521	81,176
MDU Resources Group, Inc. (Multi-Utilities)	4,732	79,876
MEDNAX, Inc.* (Health Care Providers & Services)	2,366	164,342
Mentor Graphics Corp. (Software)	2,366	41,121
Mercury General Corp. (Insurance)	845	39,233
Meredith Corp. (Media)	845	35,752
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	676	211,487
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	2,704	85,717
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,859	174,411
Minerals Technologies, Inc. (Chemicals)	845	34,637
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,014	55,679
MSA Safety, Inc. (Commercial Services & Supplies)	845	36,166
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	1,183	76,670
MSCI, Inc.—Class A (Diversified Financial Services)	2,197	151,241
Murphy USA, Inc.* (Specialty Retail)	1,014	58,660
Nabors Industries, Ltd. (Energy Equipment & Services)	6,929	50,997
National Fuel Gas Co. (Gas Utilities)	2,028	91,929
National Instruments Corp. (Electronic Equipment, Instruments & Components)	2,535	72,248
National Retail Properties, Inc. (Real Estate Investment Trusts)	3,380	145,137
NCR Corp.* (Technology Hardware, Storage & Peripherals)	3,042	64,917
NetScout Systems, Inc.* (Communications Equipment)	2,366	50,987
NeuStar, Inc.*—Class A (IT Services)	1,352	33,232
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	11,830	183,128
NewMarket Corp. (Chemicals)	169	64,097
Noble Corp. PLC (Energy Equipment & Services)	5,915	46,078
Nordson Corp. (Machinery)	1,352	81,701
NOW, Inc.* (Trading Companies & Distributors)	2,704	36,666
NVR, Inc.* (Household Durables)	169	279,018
Oceaneering International, Inc. (Energy Equipment & Services)	2,366	80,089
Office Depot, Inc.* (Specialty Retail)	11,999	61,795
OGE Energy Corp. (Electric Utilities)	4,901	128,553
Oil States International, Inc.* (Energy Equipment & Services)	1,183	33,396
Old Dominion Freight Line, Inc.* (Road & Rail)	1,690	92,663
Old Republic International Corp. (Insurance)	5,915	106,943

See accompanying notes to the financial statements.

84 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Olin Corp. (Chemicals)	4,056	$68,709
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	4,056	128,616
ONE Gas, Inc. (Gas Utilities)	1,352	76,469
Orbital ATK, Inc. (Aerospace & Defense)	1,521	137,240
Oshkosh Corp. (Machinery)	1,859	61,217
Owens & Minor, Inc. (Health Care Providers & Services)	1,521	52,703
Packaging Corp. of America (Containers & Packaging)	2,366	120,264
PacWest Bancorp (Banks)	2,704	99,264
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	507	98,357
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,352	86,474
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,549	51,035
Plantronics, Inc. (Communications Equipment)	845	37,881
PNM Resources, Inc. (Electric Utilities)	2,028	63,699
Polaris Industries, Inc. (Leisure Products)	1,521	112,312
Polycom, Inc.* (Communications Equipment)	3,211	32,720
PolyOne Corp. (Chemicals)	2,028	54,878
Pool Corp. (Distributors)	1,014	85,683
Post Holdings, Inc.* (Food Products)	1,521	88,979
Post Properties, Inc. (Real Estate Investment Trusts)	1,352	77,456
Potlatch Corp. (Real Estate Investment Trusts)	1,014	29,244
Primerica, Inc. (Insurance)	1,183	53,247
Prosperity Bancshares, Inc. (Banks)	1,690	71,656
PTC, Inc.* (Software)	2,873	85,070
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	3,887	49,831
Questar Corp. (Gas Utilities)	4,225	86,148
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	5,070	70,828
Rackspace Hosting, Inc.* (Internet Software & Services)	2,873	58,063
Raymond James Financial, Inc. (Capital Markets)	3,042	133,271
Rayonier, Inc. (Real Estate Investment Trusts)	3,042	64,156
Regal Beloit Corp. (Electrical Equipment)	1,014	56,997
Regency Centers Corp. (Real Estate Investment Trusts)	2,366	171,275
Reinsurance Group of America, Inc. (Insurance)	1,690	142,349
Reliance Steel & Aluminum Co. (Metals & Mining)	1,690	96,229
RenaissanceRe Holdings, Ltd. (Insurance)	1,014	114,227
Rent-A-Center, Inc. (Specialty Retail)	1,352	18,414
ResMed, Inc. (Health Care Equipment & Supplies)	3,380	191,646
Rollins, Inc. (Commercial Services & Supplies)	2,366	65,183
Rowan Cos. PLC—Class A (Energy Equipment & Services)	3,042	38,481
Royal Gold, Inc. (Metals & Mining)	1,521	45,311
RPM International, Inc. (Chemicals)	3,211	126,032
Science Applications International Corp. (IT Services)	1,014	43,217
SEI Investments Co. (Capital Markets)	3,380	132,631
Senior Housing Properties Trust (Real Estate Investment Trusts)	5,746	83,202
Sensient Technologies Corp. (Chemicals)	1,183	70,590
Service Corp. International (Diversified Consumer Services)	4,732	114,467
Signature Bank* (Banks)	1,183	164,838
Silgan Holdings, Inc. (Containers & Packaging)	1,014	53,610
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,014	46,238
Sirona Dental Systems, Inc.* (Health Care Equipment & Supplies)	1,352	143,704
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	3,211	90,518
SLM Corp.* (Consumer Finance)	10,478	67,059
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,690	23,626
SolarWinds, Inc.* (Software)	1,521	91,184
Solera Holdings, Inc. (Software)	1,690	91,699
Sonoco Products Co. (Containers & Packaging)	2,535	100,158
Sotheby’s—Class A (Diversified Consumer Services)	1,521	35,728
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	845	95,215
StanCorp Financial Group, Inc. (Insurance)	1,014	116,265
Steel Dynamics, Inc. (Metals & Mining)	5,915	108,539
STERIS PLC (Health Care Equipment & Supplies)	2,028	140,419
Stifel Financial Corp.* (Capital Markets)	1,690	56,547
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	7,774	24,333
Superior Energy Services, Inc. (Energy Equipment & Services)	3,718	38,333
SUPERVALU, Inc.* (Food & Staples Retailing)	6,422	29,220
SVB Financial Group* (Banks)	1,183	119,861
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	845	61,947
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	676	56,750
Synopsys, Inc.* (Software)	3,887	166,752
Synovus Financial Corp. (Banks)	3,211	98,032
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	1,521	10,875
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	2,366	75,688
Taubman Centers, Inc. (Real Estate Investment Trusts)	1,521	108,052
TCF Financial Corp. (Banks)	4,225	50,742
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	845	52,728
Teledyne Technologies, Inc.* (Aerospace & Defense)	845	68,656
Teleflex, Inc. (Health Care Equipment & Supplies)	1,014	137,590
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,366	54,868
Tempur Sealy International, Inc.* (Household Durables)	1,521	91,777
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	5,070	98,510
Terex Corp. (Machinery)	2,704	60,570
The Boston Beer Co., Inc.*—Class A (Beverages)	169	30,293
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,183	57,139

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 85

Common Stocks, continued

	Shares	Value
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	1,183	$155,150
The Hain Celestial Group, Inc.* (Food Products)	2,535	92,223
The Hanover Insurance Group, Inc. (Insurance)	1,014	82,631
The New York Times Co.—Class A (Media)	3,042	40,215
The Scotts Miracle-Gro Co.—Class A (Chemicals)	1,183	81,248
The Timken Co. (Machinery)	1,690	44,870
The Toro Co. (Machinery)	1,352	100,751
The Ultimate Software Group, Inc.* (Software)	676	118,726
The Valspar Corp. (Chemicals)	1,859	145,614
The Wendy’s Co. (Hotels, Restaurants & Leisure)	5,408	55,324
The WhiteWave Foods Co.* (Food Products)	4,225	159,493
Thor Industries, Inc. (Automobiles)	1,183	62,025
Time, Inc. (Media)	2,704	40,560
Toll Brothers, Inc.* (Household Durables)	3,887	107,359
Tootsie Roll Industries, Inc. (Food Products)	507	16,640
TreeHouse Foods, Inc.* (Food Products)	1,352	107,295
TRI Pointe Group, Inc.* (Household Durables)	3,549	37,406
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	6,084	117,360
Trinity Industries, Inc. (Machinery)	3,718	79,640
Triumph Group, Inc. (Aerospace & Defense)	1,183	30,167
Trustmark Corp. (Banks)	1,690	36,572
Tupperware Brands Corp. (Household Durables)	1,183	54,927
Tyler Technologies, Inc.* (Software)	845	132,716
UDR, Inc. (Real Estate Investment Trusts)	6,422	228,559
UGI Corp. (Gas Utilities)	4,225	143,650
Umpqua Holdings Corp. (Banks)	5,408	78,308
United Natural Foods, Inc.* (Food & Staples Retailing)	1,183	41,429
United States Steel Corp. (Metals & Mining)	3,549	24,843
United Therapeutics Corp.* (Biotechnology)	1,183	145,722
Urban Edge Properties (Real Estate Investment Trusts)	2,197	53,387
Valley National Bancorp (Banks)	5,408	47,590
Valmont Industries, Inc. (Machinery)	507	54,041
VCA, Inc.* (Health Care Providers & Services)	2,028	103,976
Vectren Corp. (Multi-Utilities)	2,028	84,852
VeriFone Systems, Inc.* (IT Services)	2,873	67,199
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,380	38,735
Vista Outdoor, Inc.* (Leisure Products)	1,521	73,327
W.R. Berkley Corp. (Insurance)	2,366	118,655
Wabtec Corp. (Machinery)	2,366	151,305
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	2,028	55,648
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,197	46,906
Waste Connections, Inc. (Commercial Services & Supplies)	3,042	182,429
Watsco, Inc. (Trading Companies & Distributors)	676	78,558
Webster Financial Corp. (Banks)	2,197	72,874
Weingarten Realty Investors (Real Estate Investment Trusts)	2,704	94,343
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,014	77,044
Werner Enterprises, Inc. (Road & Rail)	1,014	24,488
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,690	96,702
Westar Energy, Inc. (Electric Utilities)	3,380	147,234
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,690	55,601
WEX, Inc.* (IT Services)	1,014	73,627
WGL Holdings, Inc. (Gas Utilities)	1,183	79,013
Williams-Sonoma, Inc. (Specialty Retail)	2,028	104,766
WisdomTree Investments, Inc. (Capital Markets)	2,873	34,476
Woodward, Inc. (Machinery)	1,352	62,449
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,690	65,826
Worthington Industries, Inc. (Metals & Mining)	1,183	36,188
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	4,563	41,432
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,746	31,143
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	1,352	81,661
TOTAL COMMON STOCKS (Cost $24,637,089)		33,625,822

Repurchase Agreements(a)(b) (18.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $8,082,187	$8,082,000	$8,082,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,082,000)		8,082,000
TOTAL INVESTMENT SECURITIES (Cost $32,719,089)—95.4%		41,707,822
Net other assets (liabilities)—4.6%		2,000,314
NET ASSETS—100.0%		$43,708,136

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $5,843,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

86 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	107	3/21/16	$14,082,270	$(872,710)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	2/29/16	0.80%	$4,378,979	$137,038
SPDR S&P MidCap 400 ETF	Goldman Sachs International	2/29/16	0.55%	1,469,112	47,215
				5,848,091	184,253
S&P MidCap 400	UBS AG	2/29/16	0.70%	24,265,472	730,499
SPDR S&P MidCap 400 ETF	UBS AG	2/29/16	0.70%	9,316,404	286,506
				33,581,876	1,017,005
				$39,429,967	$1,201,258

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraMid-Cap ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$664,239	1.5%
Airlines	379,821	0.9%
Auto Components	141,379	0.3%
Automobiles	62,025	0.1%
Banks	1,781,723	4.1%
Beverages	30,293	0.1%
Biotechnology	145,722	0.3%
Building Products	440,218	1.0%
Capital Markets	599,431	1.4%
Chemicals	993,630	2.3%
Commercial Services & Supplies	644,718	1.5%
Communications Equipment	325,619	0.7%
Construction & Engineering	191,801	0.4%
Construction Materials	63,338	0.1%
Consumer Finance	67,059	0.2%
Containers & Packaging	516,040	1.2%
Distributors	289,429	0.7%
Diversified Consumer Services	259,013	0.6%
Diversified Financial Services	537,371	1.2%
Electric Utilities	687,198	1.6%
Electrical Equipment	369,240	0.8%
Electronic Equipment, Instruments & Components	1,249,444	2.9%
Energy Equipment & Services	397,870	0.9%
Food & Staples Retailing	193,079	0.4%
Food Products	824,019	1.9%
Gas Utilities	652,681	1.5%
Health Care Equipment & Supplies	1,489,764	3.4%
Health Care Providers & Services	986,576	2.3%
Health Care Technology	62,878	0.1%
Hotels, Restaurants & Leisure	759,417	1.7%
Household Durables	945,775	2.2%
Household Products	48,733	0.1%
Independent Power and Renewable Electricity Producers	10,875	NM
Industrial Conglomerates	127,277	0.3%
Insurance	1,900,767	4.3%
Internet & Catalog Retail	39,766	0.1%
Internet Software & Services	189,424	0.4%
IT Services	1,423,129	3.3%
Leisure Products	273,189	0.6%
Life Sciences Tools & Services	520,346	1.2%
Machinery	1,438,678	3.3%
Marine	68,479	0.2%
Media	548,010	1.3%
Metals & Mining	472,554	1.1%
Multiline Retail	99,862	0.2%
Multi-Utilities	399,705	0.9%
Oil, Gas & Consumable Fuels	549,476	1.3%
Paper & Forest Products	104,843	0.2%
Personal Products	148,663	0.3%
Pharmaceuticals	108,380	0.2%
Professional Services	226,137	0.5%
Real Estate Investment Trusts	3,283,917	7.6%
Real Estate Management & Development	202,317	0.5%
Road & Rail	242,397	0.6%
Semiconductors & Semiconductor Equipment	756,806	1.7%
Software	1,595,504	3.7%
Specialty Retail	917,606	2.1%
Technology Hardware, Storage & Peripherals	170,291	0.4%
Textiles, Apparel & Luxury Goods	350,988	0.8%
Thrifts & Mortgage Finance	230,034	0.5%
Trading Companies & Distributors	233,448	0.5%
Water Utilities	138,543	0.3%
Wireless Telecommunication Services	54,868	0.1%
Other**	10,082,314	23.1%
Total	$43,708,136	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 87

Common Stocks (78.4%)

	Percentage of Net Assets	Shares	Value
ABIOMED, Inc.* (Health Care Equipment & Supplies)*	0.2%	515	$43,945
AmSurg Corp.* (Health Care Providers & Services)*	0.2%	618	45,232
Bank of the Ozarks, Inc. (Banks)	0.2%	927	41,102
Berry Plastics Group, Inc.* (Containers & Packaging)*	0.2%	1,442	44,846
Burlington Stores, Inc.* (Multiline Retail)*	0.2%	927	49,808
Casey’s General Stores, Inc. (Food & Staples Retailing)	0.3%	515	62,181
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)*	0.2%	721	41,652
CNO Financial Group, Inc. (Insurance)	0.2%	2,472	43,012
CubeSmart (Real Estate Investment Trusts)	0.3%	2,060	64,456
Curtiss-Wright Corp. (Aerospace & Defense)	0.2%	618	42,641
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	0.2%	1,133	40,549
EPAM Systems, Inc.* (IT Services)*	0.2%	618	46,288
EPR Properties (Real Estate Investment Trusts)	0.2%	721	43,223
Euronet Worldwide, Inc.* (IT Services)*	0.2%	618	49,297
Fair Isaac Corp. (Software)	0.2%	412	39,375
First American Financial Corp. (Insurance)	0.2%	1,339	46,020
FirstMerit Corp. (Banks)	0.2%	2,060	39,922
Guidewire Software, Inc.* (Software)*	0.2%	927	51,022
HealthSouth Corp. (Health Care Providers & Services)	0.2%	1,133	40,550
Heartland Payment Systems, Inc. (IT Services)	0.2%	515	47,421
Highwoods Properties, Inc. (Real Estate Investment Trusts)	0.2%	1,133	47,914
IDACORP, Inc. (Electric Utilities)	0.2%	618	43,007
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)*	0.2%	1,854	47,239
Investors Bancorp, Inc. (Banks)	0.2%	4,326	50,570
j2 Global, Inc. (Internet Software & Services)	0.2%	618	44,812
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	0.2%	515	39,986
Manhattan Associates, Inc.* (Software)*	0.2%	927	53,441
MarketAxess Holdings, Inc. (Diversified Financial Services)	0.3%	515	59,859
MAXIMUS, Inc. (IT Services)	0.2%	824	43,977
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)*	0.2%	1,339	42,446
Neurocrine Biosciences, Inc.* (Biotechnology)*	0.2%	1,030	43,826
New Jersey Resources Corp. (Gas Utilities)	0.2%	1,133	39,904
ONE Gas, Inc. (Gas Utilities)	0.2%	721	40,780
PAREXEL International Corp.* (Life Sciences Tools & Services)*	0.2%	721	46,115
Piedmont Natural Gas Co., Inc. (Gas Utilities)	0.3%	1,030	61,017
Pool Corp. (Distributors)	0.2%	515	43,517
Portland General Electric Co. (Electric Utilities)	0.2%	1,030	40,036
Post Holdings, Inc.* (Food Products)*	0.2%	721	42,180
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	0.2%	412	46,423
STERIS PLC (Health Care Equipment & Supplies)	0.2%	721	49,923
Sun Communities, Inc. (Real Estate Investment Trusts)	0.2%	618	41,152
Take-Two Interactive Software, Inc.* (Software)*	0.2%	1,133	39,315
TreeHouse Foods, Inc.* (Food Products)*	0.2%	515	40,870
Tyler Technologies, Inc.* (Software)*	0.3%	412	64,708
Umpqua Holdings Corp. (Banks)	0.2%	2,781	40,268
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	0.2%	412	51,501
WellCare Health Plans, Inc.* (Health Care Providers & Services)*	0.2%	515	39,130
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	0.2%	927	53,044
WGL Holdings, Inc. (Gas Utilities)	0.2%	618	41,276
Other Common Stocks	68.2%	1,074,193	15,196,552
TOTAL COMMON STOCKS (Cost $13,688,728)			17,457,330

Contingent Rights(NM)

Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	2,635	—
Dyax Corp.*+(b) (Biotechnology)	1,854	2,058
Leap Wireless International, Inc.*+^(c) (Wireless Telecommunication Services)	1,900	4,788
Trius Therapeutics, Inc.*+^(a) (Biotechnology)	1,015	—
TOTAL CONTINGENT RIGHTS (Cost $4,788)		6,846

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil, Gas & Consumable Fuels)	406	—
TOTAL WARRANT (Cost $—)		—

See accompanying notes to the financial statements.

88 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Repurchase Agreements(d)(e) (53.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $12,003,277	$12,003,000	$12,003,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,003,000)		12,003,000
TOTAL INVESTMENT SECURITIES (Cost $25,696,516)—132.2%		29,467,176
Net other assets (liabilities)—(32.2)%		(7,169,211)
NET ASSETS—100.0%		$22,297,965

*                                         Non-income producing security

+                                         These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2016, these securities represented 0.031% of the net assets of the fund.

^                                          The advisor has deemed these securities to be illiquid. As of January 31, 2016, these securities represented 0.021% of the net assets of the fund.

(a)                                 Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)                                 Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(c)                                  Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(d)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $5,339,000.

(e)                                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	40	3/21/16	$4,134,000	$(408,686)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	2/29/16	(0.20)%	$4,779,774	$148,693
Russell 2000 Index	Goldman Sachs International	2/29/16	0.30%	11,077,258	349,556
				15,857,032	498,249
iShares Russell 2000 ETF	UBS AG	2/29/16	0.10%	1,556,536	283,922
Russell 2000 Index	UBS AG	2/29/16	0.25%	5,536,355	434,363
				7,092,891	718,285
				$22,949,923	$1,216,534

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$230,853	1.0%
Air Freight & Logistics	85,137	0.4%
Airlines	50,681	0.2%
Auto Components	171,331	0.8%
Automobiles	7,255	NM
Banks	1,567,725	7.1%
Beverages	2,818	NM
Biotechnology	825,229	3.7%
Building Products	154,018	0.7%
Capital Markets	188,474	0.8%
Chemicals	285,013	1.3%
Commercial Services & Supplies	367,016	1.6%
Communications Equipment	304,041	1.4%
Construction & Engineering	154,583	0.7%
Construction Materials	22,988	0.1%
Consumer Finance	80,918	0.4%
Containers & Packaging	60,428	0.3%
Distributors	68,636	0.3%
Diversified Consumer Services	196,323	0.9%
Diversified Financial Services	86,986	0.4%
Diversified Telecommunication Services	142,435	0.6%
Electric Utilities	264,902	1.2%
Electrical Equipment	114,973	0.5%
Electronic Equipment, Instruments & Components	489,698	2.2%
Energy Equipment & Services	144,058	0.6%
Food & Staples Retailing	140,398	0.6%
Food Products	256,979	1.2%
Gas Utilities	296,712	1.3%
Health Care Equipment & Supplies	611,939	2.7%
Health Care Providers & Services	447,443	2.0%
Health Care Technology	88,389	0.4%
Hotels, Restaurants & Leisure	544,137	2.4%
Household Durables	186,234	0.8%

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 89

	Value	% of Net Assets
Household Products	$23,719	0.1%
Independent Power and Renewable Electricity Producers	86,205	0.4%
Industrial Conglomerates	7,730	NM
Insurance	374,795	1.7%
Internet & Catalog Retail	75,118	0.3%
Internet Software & Services	434,757	1.9%
IT Services	534,665	2.4%
Leisure Products	46,056	0.2%
Life Sciences Tools & Services	124,500	0.6%
Machinery	431,654	1.9%
Marine	29,976	0.1%
Media	333,211	1.5%
Metals & Mining	121,242	0.5%
Multiline Retail	91,981	0.4%
Multi-Utilities	95,477	0.4%
Oil, Gas & Consumable Fuels	330,417	1.5%
Paper & Forest Products	82,956	0.4%
Personal Products	4,120	NM
Pharmaceuticals	327,873	1.5%
Professional Services	261,542	1.2%
Real Estate Investment Trusts	1,849,846	8.5%
Real Estate Management & Development	64,151	0.3%
Road & Rail	103,041	0.5%
Semiconductors & Semiconductor Equipment	696,384	3.1%
Software	894,636	4.1%
Specialty Retail	505,896	2.3%
Technology Hardware, Storage & Peripherals	133,843	0.6%
Textiles, Apparel & Luxury Goods	145,894	0.7%
Thrifts & Mortgage Finance	378,970	1.7%
Tobacco	40,931	0.2%
Trading Companies & Distributors	113,781	0.5%
Transportation Infrastructure	10,466	NM
Water Utilities	41,471	0.2%
Wireless Telecommunication Services	28,122	0.1%
Other**	4,833,789	21.6%
Total	$22,297,965	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

90 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (73.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	5,040	$761,040
American Express Co. (Consumer Finance)	5,040	269,640
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,040	490,594
Caterpillar, Inc. (Machinery)	5,040	313,690
Chevron Corp. (Oil, Gas & Consumable Fuels)	5,040	435,809
Cisco Systems, Inc. (Communications Equipment)	5,040	119,902
E.I. du Pont de Nemours & Co. (Chemicals)	5,040	265,910
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,040	392,364
General Electric Co. (Industrial Conglomerates)	5,040	146,664
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,040	156,341
International Business Machines Corp. (IT Services)	5,040	628,941
Johnson & Johnson (Pharmaceuticals)	5,040	526,377
JPMorgan Chase & Co. (Banks)	5,040	299,880
McDonald’s Corp. (Hotels, Restaurants & Leisure)	5,040	623,851
Merck & Co., Inc. (Pharmaceuticals)	5,040	255,377
Microsoft Corp. (Software)	5,040	277,654
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	5,040	312,530
Pfizer, Inc. (Pharmaceuticals)	5,040	153,670
The Boeing Co. (Aerospace & Defense)	5,040	605,454
The Coca-Cola Co. (Beverages)	5,040	216,317
The Goldman Sachs Group, Inc. (Capital Markets)	5,040	814,262
The Home Depot, Inc. (Specialty Retail)	5,040	633,831
The Procter & Gamble Co. (Household Products)	5,040	411,718
The Travelers Cos., Inc. (Insurance)	5,040	539,482
The Walt Disney Co. (Media)	5,040	482,933
United Technologies Corp. (Aerospace & Defense)	5,040	441,958
UnitedHealth Group, Inc. (Health Care Providers & Services)	5,040	580,406
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,040	251,849
Visa, Inc.—Class A (IT Services)	5,040	375,429
Wal-Mart Stores, Inc. (Food & Staples Retailing)	5,040	334,454
TOTAL COMMON STOCKS (Cost $7,061,335)		12,118,327

Repurchase Agreements(a)(b) (22.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $3,783,087	$3,783,000	$3,783,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,783,000)		3,783,000
TOTAL INVESTMENT SECURITIES (Cost $10,844,335)—96.4%		15,901,327
Net other assets (liabilities)—3.6%		592,928
NET ASSETS—100.0%		$16,494,255

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $2,472,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	14	3/21/16	$1,145,550	$(62,914)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	2/29/16	1.00%	$7,160,510	$226,544
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	2/29/16	0.82%	2,982,873	92,947
				10,143,383	$319,491
Dow Jones Industrial Average	UBS AG	2/29/16	0.75%	7,144,807	216,386
SPDR Dow Jones Industrial Average ETF	UBS AG	2/29/16	0.70%	2,395,651	74,665
				9,540,458	291,051
				$19,683,841	$610,542

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 91

UltraDow 30 ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$1,047,412	6.6%
Banks	299,880	1.8%
Beverages	216,317	1.3%
Capital Markets	814,262	4.9%
Chemicals	265,910	1.6%
Communications Equipment	119,902	0.7%
Consumer Finance	269,640	1.6%
Diversified Telecommunication Services	251,849	1.5%
Food & Staples Retailing	334,454	2.0%
Health Care Providers & Services	580,406	3.5%
Hotels, Restaurants & Leisure	623,851	3.8%
Household Products	411,718	2.5%
Industrial Conglomerates	907,704	5.5%
Insurance	539,482	3.3%
IT Services	1,004,371	6.1%
Machinery	313,690	1.9%
Media	482,933	2.9%
Oil, Gas & Consumable Fuels	828,173	5.0%
Pharmaceuticals	935,424	5.7%
Semiconductors & Semiconductor Equipment	156,341	0.9%
Software	277,654	1.7%
Specialty Retail	633,830	3.8%
Technology Hardware, Storage & Peripherals	490,594	3.0%
Textiles, Apparel & Luxury Goods	312,530	1.9%
Other**	4,375,928	26.5%
Total	$16,494,255	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

92 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (67.9%)

	Shares	Value
Activision Blizzard, Inc. (Software)	22,052	$767,851
Adobe Systems, Inc.* (Software)	15,096	1,345,506
Akamai Technologies, Inc.* (Internet Software & Services)	5,328	243,063
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,808	993,491
Alphabet, Inc.*—Class A (Internet Software & Services)	8,732	6,648,108
Alphabet, Inc.*—Class C (Internet Software & Services)	10,360	7,696,963
Amazon.com, Inc.* (Internet & Catalog Retail)	14,060	8,253,220
American Airlines Group, Inc. (Airlines)	18,944	738,626
Amgen, Inc. (Biotechnology)	22,792	3,481,022
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	9,472	510,162
Apple, Inc. (Technology Hardware, Storage & Peripherals)	167,980	16,351,173
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	36,112	637,377
Autodesk, Inc.* (Software)	6,808	318,751
Automatic Data Processing, Inc. (IT Services)	13,912	1,155,948
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	8,288	1,108,188
Baidu, Inc.*ADR (Internet Software & Services)	8,288	1,353,182
Bed Bath & Beyond, Inc.* (Specialty Retail)	5,032	217,231
Biogen, Inc.* (Biotechnology)	6,660	1,818,580
BioMarin Pharmaceutical, Inc.* (Biotechnology)	4,884	361,514
CA, Inc. (Software)	13,172	378,432
Celgene Corp.* (Biotechnology)	23,680	2,375,578
Cerner Corp.* (Health Care Technology)	10,360	600,984
Charter Communications, Inc.*—Class A (Media)	3,404	583,309
Check Point Software Technologies, Ltd.* (Software)	5,476	431,564
Cisco Systems, Inc. (Communications Equipment)	153,032	3,640,631
Citrix Systems, Inc.* (Software)	4,588	323,270
Cognizant Technology Solutions Corp.* (IT Services)	18,352	1,161,865
Comcast Corp.—Class A (Media)	73,556	4,097,805
Costco Wholesale Corp. (Food & Staples Retailing)	13,172	1,990,553
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	9,472	404,265
Discovery Communications, Inc.*—Class A (Media)	4,440	122,500
Discovery Communications, Inc.*—Class C (Media)	8,288	225,516
DISH Network Corp.*—Class A (Media)	6,808	328,622
Dollar Tree, Inc.* (Multiline Retail)	7,104	577,697
eBay, Inc.* (Internet Software & Services)	36,112	847,188
Electronic Arts, Inc.* (Software)	9,324	601,818
Endo International PLC* (Pharmaceuticals)	6,808	377,640
Expedia, Inc. (Internet & Catalog Retail)	3,552	358,894
Express Scripts Holding Co.* (Health Care Providers & Services)	20,424	1,467,873
Facebook, Inc.*—Class A (Internet Software & Services)	68,376	7,672,471
Fastenal Co. (Trading Companies & Distributors)	8,732	354,170
Fiserv, Inc.* (IT Services)	6,956	657,759
Gilead Sciences, Inc. (Biotechnology)	43,364	3,599,211
Henry Schein, Inc.* (Health Care Providers & Services)	2,516	381,023
Illumina, Inc.* (Life Sciences Tools & Services)	4,440	701,298
Incyte Corp.* (Biotechnology)	5,624	396,829
Intel Corp. (Semiconductors & Semiconductor Equipment)	142,228	4,411,914
Intuit, Inc. (Software)	7,992	763,316
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,184	640,366
JD.com, Inc.*ADR (Internet & Catalog Retail)	26,344	685,734
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	4,736	317,265
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,736	339,997
Liberty Global PLC*—Class A (Media)	7,548	259,727
Liberty Global PLC*—Class C (Media)	17,760	591,586
Liberty Interactive Corp.* (Internet & Catalog Retail)	14,060	366,404
Liberty Media Corp.*—Class A (Media)	3,108	113,815
Liberty Media Corp.*—Class C (Media)	6,660	237,029
Liberty Ventures* (Internet & Catalog Retail)	3,996	157,163
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	7,252	309,878
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	7,696	471,611
Mattel, Inc. (Leisure Products)	10,212	281,749
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	8,584	286,706
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	32,708	360,769
Microsoft Corp. (Software)	240,648	13,257,298
Mondelez International, Inc.—Class A (Food Products)	47,952	2,066,731
Monster Beverage Corp.* (Beverages)	6,068	819,362
Mylan N.V.* (Pharmaceuticals)	14,800	779,812
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	8,880	194,738
Netflix, Inc.* (Internet & Catalog Retail)	12,876	1,182,532
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	6,956	315,594
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	16,280	476,841
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	10,212	763,653
O’Reilly Automotive, Inc.* (Specialty Retail)	2,960	772,264
PACCAR, Inc. (Machinery)	10,656	522,890
Paychex, Inc. (IT Services)	10,804	517,079
PayPal Holdings, Inc.* (IT Services)	36,852	1,331,832
QUALCOMM, Inc. (Communications Equipment)	45,288	2,053,358
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,108	1,305,640
Ross Stores, Inc. (Specialty Retail)	12,284	691,098
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	6,068	429,008

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: UltraNASDAQ-100 ProFund :: 93

Common Stocks, continued

	Shares	Value
SBA Communications Corp.*—Class A (Wireless Telecommunication Services)	3,848	$382,029
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	9,028	262,263
Sirius XM Holdings, Inc.* (Media)	157,028	581,004
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,772	397,806
Starbucks Corp. (Hotels, Restaurants & Leisure)	44,696	2,716,176
Stericycle, Inc.* (Commercial Services & Supplies)	2,516	302,801
Symantec Corp. (Software)	20,424	405,212
Tesla Motors, Inc.* (Automobiles)	3,996	764,035
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	30,636	1,621,563
The Kraft Heinz Co. (Food Products)	36,556	2,853,561
The Priceline Group, Inc.* (Internet & Catalog Retail)	1,480	1,576,156
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	24,568	986,405
Tractor Supply Co. (Specialty Retail)	3,996	352,887
TripAdvisor, Inc.* (Internet & Catalog Retail)	3,996	266,773
Twenty-First Century Fox, Inc.—Class A (Media)	35,224	949,991
Twenty-First Century Fox, Inc.—Class B (Media)	24,124	653,760
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	1,924	348,571
Verisk Analytics, Inc.*—Class A (Professional Services)	5,032	367,336
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,400	671,550
Viacom, Inc.—Class B (Media)	10,508	479,585
Vodafone Group PLCADR (Wireless Telecommunication Services)	11,988	386,014
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	31,524	2,513,093
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	6,956	333,749
Whole Foods Market, Inc. (Food & Staples Retailing)	10,212	299,314
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	7,696	386,878
Yahoo!, Inc.* (Internet Software & Services)	28,416	838,556
TOTAL COMMON STOCKS (Cost $62,287,997)		148,430,548

Repurchase Agreements(a)(b) (50.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $109,876,540	$109,874,000	$109,874,000
TOTAL REPURCHASE AGREEMENTS (Cost $109,874,000)		109,874,000
TOTAL INVESTMENT SECURITIES (Cost $172,161,997)—118.2%		258,304,548
Net other assets (liabilities)—(18.2)%		(39,804,812)
NET ASSETS—100.0%		$218,499,736

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $44,113,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	591	3/21/16	$50,424,120	$(4,067,185)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	2/29/16	0.90%	$79,315,701	$3,679,584
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	2/29/16	0.70%	37,440,402	1,953,511
				116,756,103	$5,633,095
NASDAQ-100 Index	UBS AG	2/29/16	0.75%	77,327,053	3,794,752
PowerShares QQQ Trust, Series 1 ETF	UBS AG	2/29/16	0.70%	44,315,560	2,163,282
				121,642,613	5,958,034
				$238,398,716	$11,591,129

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

94 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

UltraNASDAQ-100 ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Airlines	$738,627	0.3%
Automobiles	764,035	0.3%
Beverages	819,362	0.4%
Biotechnology	15,003,416	6.9%
Commercial Services & Supplies	302,801	0.1%
Communications Equipment	5,693,989	2.6%
Food & Staples Retailing	4,802,960	2.2%
Food Products	4,920,293	2.3%
Health Care Equipment & Supplies	640,366	0.3%
Health Care Providers & Services	1,848,896	0.8%
Health Care Technology	600,984	0.3%
Hotels, Restaurants & Leisure	3,503,381	1.6%
Internet & Catalog Retail	13,251,140	6.1%
Internet Software & Services	25,299,530	11.6%
IT Services	4,824,483	2.2%
Leisure Products	281,749	0.1%
Life Sciences Tools & Services	701,298	0.3%
Machinery	522,890	0.2%
Media	9,224,249	4.2%
Multiline Retail	577,697	0.3%
Pharmaceuticals	1,157,452	0.5%
Professional Services	367,336	0.2%
Semiconductors & Semiconductor Equipment	11,928,997	5.5%
Software	18,593,017	8.5%
Specialty Retail	2,382,051	1.1%
Technology Hardware, Storage & Peripherals	17,570,931	8.0%
Trading Companies & Distributors	354,170	0.2%
Wireless Telecommunication Services	1,754,448	0.8%
Other**	70,069,188	32.1%
Total	$218,499,736	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: UltraInternational ProFund :: 95

Repurchase Agreements(a)(b) (85.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $3,478,080	$3,478,000	$3,478,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,478,000)		3,478,000
TOTAL INVESTMENT SECURITIES (Cost $3,478,000)—85.4%		3,478,000
Net other assets (liabilities)—14.6%		595,903
NET ASSETS—100.0%		$4,073,903

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $274,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	2/29/16	0.70%	$306,090	$6,232
MSCI EAFE Index	UBS AG	2/29/16	1.20%	7,846,410	137,475
				$8,152,500	$143,707

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

96 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (74.2%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	13,736	$73,488
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	12,240	820,448
Ambev S.A.ADR (Beverages)	47,872	223,563
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	18,496	261,533
Baidu, Inc.*ADR (Internet Software & Services)	2,856	466,300
BRF S.A.ADR (Food Products)	7,072	85,783
Cemex S.A.B. de C.V.*ADR (Construction Materials)	14,688	66,537
China Life Insurance Co., Ltd.ADR (Insurance)	16,184	195,826
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	11,968	652,615
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	2,720	153,163
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,496	70,073
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	6,256	69,379
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	4,080	126,970
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	1,768	179,576
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	544	38,156
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	3,128	133,503
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	952	42,773
Embraer S.A.ADR (Aerospace & Defense)	1,768	50,883
Empresa Nacional de Electricidad S.A.ADR (Independent Power and Renewable Electricity Producers)	1,224	47,491
Enersis S.A.ADR (Electric Utilities)	4,216	49,707
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,496	141,851
Grupo Televisa S.A.B.ADR (Media)	4,760	126,045
HDFC Bank, Ltd.ADR (Banks)	4,488	270,761
ICICI Bank, Ltd.ADR (Banks)	15,504	103,102
Infosys Technologies, Ltd.ADR (IT Services)	21,760	389,722
JD.com, Inc.*ADR (Internet & Catalog Retail)	9,656	251,346
KB Financial Group, Inc.*ADR (Banks)	4,216	106,075
Korea Electric Power Corp.*ADR (Electric Utilities)	5,576	121,557
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	4,760	43,078
Netease.com, Inc.ADR (Internet Software & Services)	816	127,410
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	2,312	141,309
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	16,184	56,158
POSCOADR (Metals & Mining)	3,536	131,150
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	2,720	133,280
Qihoo 360 Technology Co., Ltd.*ADR (Internet Software & Services)	1,088	78,020
Sasol, Ltd.ADR (Oil, Gas & Consumable Fuels)	5,576	144,976
Shinhan Financial Group Co., Ltd.*ADR (Banks)	5,168	165,065
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	3,808	75,056
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	40,664	908,840
Tata Motors, Ltd.*ADR (Automobiles)	2,176	54,356
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	4,760	71,162
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	25,840	50,646
Vale S.A.ADR (Metals & Mining)	16,456	40,317
Vipshop Holdings, Ltd.*ADR (Internet & Catalog Retail)	3,400	43,656
Wipro, Ltd.ADR (IT Services)	6,392	74,914
TOTAL COMMON STOCKS (Cost $6,284,803)		7,657,619

Preferred Stocks (4.6%)

Banco Bradesco S.A.ADR (Banks)	28,424	129,898
Itau Unibanco Holding S.A.ADR (Banks)	33,048	207,871
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	22,304	54,199
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	5,168	45,065
Vale S.A.ADR (Metals & Mining)	22,032	40,759
TOTAL PREFERRED STOCKS (Cost $519,044)		477,792

Repurchase Agreements(a)(b) (13.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $1,347,031	$1,347,000	$1,347,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,347,000)		1,347,000
TOTAL INVESTMENT SECURITIES (Cost $8,150,847)—91.8%		9,482,411
Net other assets (liabilities)—8.2%		849,277
NET ASSETS—100.0%		$10,331,688

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $393,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 97

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	2/29/16	0.85%	$7,887,204	$236,506
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	2/29/16	0.65%	4,682,962	15,525
				$12,570,166	$252,031

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraEmerging Markets ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$50,883	0.5%
Automobiles	54,356	0.5%
Banks	982,773	9.5%
Beverages	403,569	3.9%
Construction Materials	66,537	0.6%
Diversified Telecommunication Services	444,766	4.3%
Electric Utilities	171,263	1.7%
Electronic Equipment, Instruments & Components	43,078	0.4%
Food Products	85,783	0.8%
Independent Power and Renewable Electricity Producers	47,491	0.5%
Insurance	195,826	1.9%
Internet & Catalog Retail	428,505	4.1%
Internet Software & Services	1,492,178	14.5%
IT Services	464,636	4.5%
Media	126,045	1.2%
Metals & Mining	212,227	2.1%
Oil, Gas & Consumable Fuels	800,544	7.7%
Pharmaceuticals	42,773	0.4%
Semiconductors & Semiconductor Equipment	1,032,974	10.1%
Wireless Telecommunication Services	989,204	9.6%
Other**	2,196,277	21.2%
Total	$10,331,688	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of January 31, 2016:

	Value	% of Net Assets
Brazil	$1,005,659	9.7%
Chile	97,198	0.9%
China	2,730,008	26.5%
Hong Kong	652,615	6.3%
India	935,628	9.1%
Indonesia	133,280	1.3%
Mexico	634,122	6.1%
South Africa	144,976	1.4%
South Korea	641,981	6.2%
Taiwan	1,159,944	11.3%
Other**	2,196,277	21.2%
Total	$10,331,688	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

98 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (59.1%)

	Shares	Value
Ambev S.A.ADR (Beverages)	209,592	$978,794
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	80,798	1,142,484
Banco de ChileADR (Banks)	2,414	150,779
Banco Macro S.A.*ADR (Banks)	1,846	118,089
Banco Santander ChileADR (Banks)	7,810	135,035
Bancolombia S.A.ADR (Banks)	5,680	167,560
BRF S.A.ADR (Food Products)	27,690	335,879
Cemex S.A.B. de C.V.*ADR (Construction Materials)	65,604	297,186
Cencosud S.A.ADR (Food & Staples Retailing)	19,738	124,349
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	2,414	169,318
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	17,750	94,253
Compania Cervecerias Unidas S.A.ADR (Beverages)	3,834	82,776
CPFL Energia S.A.*ADR (Electric Utilities)	15,620	128,084
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	12,780	82,303
Embraer S.A.ADR (Aerospace & Defense)	7,952	228,859
Empresa Nacional de Electricidad S.A.ADR (Independent Power and Renewable Electricity Producers)	5,396	209,365
Enersis S.A.ADR (Electric Utilities)	18,886	222,666
Fibria Celulose S.A.ADR (Paper & Forest Products)	11,076	122,390
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	4,544	430,862
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,562	131,270
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	994	135,880
Grupo Financiero Galicia S.A.ADR (Banks)	5,112	139,506
Grupo Financiero Santander Mexico S.A.B. de C.V.ADR (Banks)	15,478	118,716
Grupo Televisa S.A.B.ADR (Media)	20,874	552,744
Latam Airlines Group S.A.*ADR (Airlines)	18,034	92,334
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	72,420	251,297
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	21,158	316,312
Vale S.A.ADR (Metals & Mining)	74,408	182,300
YPF S.A.ADR (Oil, Gas & Consumable Fuels)	9,656	162,607
TOTAL COMMON STOCKS (Cost $6,062,587)		7,303,997

Preferred Stocks (17.7%)

Banco Bradesco S.A.ADR (Banks)	124,250	$567,823
Companhia Brasileira de DistribuicaoADR (Food & Staples Retailing)	8,520	81,366
Itau Unibanco Holding S.A.ADR (Banks)	144,698	910,150
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	99,400	241,542
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	23,146	201,833
Vale S.A.ADR (Metals & Mining)	99,542	184,153
TOTAL PREFERRED STOCKS (Cost $2,113,904)		2,186,867

Repurchase Agreements(a)(b) (17.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $2,121,049	$2,121,000	$2,121,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,121,000)		2,121,000
TOTAL INVESTMENT SECURITIES (Cost $10,297,491)—94.0%		11,611,864
Net other assets (liabilities)—6.0%		735,734
NET ASSETS—100.0%		$12,347,598

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $384,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	2/29/16	0.85%	$2,750,624	$173,330
BNY Mellon Latin America 35 ADR Index	UBS AG	2/29/16	0.75%	12,248,997	681,406
				$14,999,621	$854,736

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 99

UltraLatin America ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$228,859	1.9%
Airlines	92,334	0.7%
Banks	2,307,657	18.6%
Beverages	1,661,750	13.4%
Construction Materials	297,186	2.4%
Diversified Telecommunication Services	201,833	1.6%
Electric Utilities	350,750	2.8%
Food & Staples Retailing	205,715	1.7%
Food Products	335,880	2.7%
Independent Power and Renewable Electricity Producers	209,365	1.7%
Media	552,744	4.5%
Metals & Mining	366,452	3.0%
Oil, Gas & Consumable Fuels	1,054,062	8.5%
Paper & Forest Products	122,390	1.0%
Transportation Infrastructure	267,150	2.2%
Water Utilities	94,253	0.8%
Wireless Telecommunication Services	1,142,484	9.3%
Other**	2,856,734	23.2%
Total	$12,347,598	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of January 31, 2016:

	Value	% of Net Assets
Argentina	$420,202	3.4%
Brazil	4,825,035	39.1%
Chile	1,017,304	8.2%
Colombia	249,863	2.0%
Mexico	2,978,460	24.1%
Other**	2,856,734	23.2%
Total	$12,347,598	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

100 :: UltraChina ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (71.5%)

	Shares	Value
21Vianet Group, Inc.*ADR (Internet Software & Services)	8,066	$154,787
500.com, Ltd.*ADR—Class A (Hotels, Restaurants & Leisure)	4,578	82,221
58.com, Inc.*ADR (Internet Software & Services)	2,180	122,298
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	19,729	1,322,434
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	19,838	149,380
Autohome, Inc.*ADR (Internet Software & Services)	5,014	123,194
Baidu, Inc.*ADR (Internet Software & Services)	6,104	996,599
Bitauto Holdings, Ltd.*ADR (Internet Software & Services)	5,123	95,544
Bona Film Group, Ltd.*ADR (Media)	6,431	86,047
China Distance Education Holdings, Ltd.ADR (Diversified Consumer Services)	4,578	52,372
China Eastern Airlines Corp., Ltd.*ADR (Airlines)	4,905	118,456
China Life Insurance Co., Ltd.ADR (Insurance)	49,486	598,781
China Lodging Group, Ltd.ADR (Hotels, Restaurants & Leisure)	4,142	114,941
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	23,217	1,266,023
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	10,464	589,228
China Southern Airlines Co., Ltd.ADR (Airlines)	4,360	130,625
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	8,502	398,233
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	34,117	378,358
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	6,213	631,055
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	11,772	502,429
E-Commerce China Dangdang, Inc.*ADR— Class A (Internet & Catalog Retail)	11,009	74,421
E-House China Holdings, Ltd.ADR (Real Estate Management & Development)	14,170	83,320
Homeinns Hotel Group*ADR (Hotels, Restaurants & Leisure)	3,488	118,417
Huaneng Power International, Inc.ADR (Independent Power and Renewable Electricity Producers)	8,066	266,501
JA Solar Holdings Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	8,720	77,782
JD.com, Inc.*ADR (Internet & Catalog Retail)	27,686	720,667
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	3,815	78,513
Jumei International Holding, Ltd.*ADR (Internet & Catalog Retail)	7,848	50,541
Mindray Medical International, Ltd.ADR (Health Care Equipment & Supplies)	8,284	223,668
Momo, Inc.*ADR (Internet Software & Services)	5,886	70,102
Netease.com, Inc.ADR (Internet Software & Services)	3,161	493,558
NQ Mobile, Inc.*ADR (Software)	18,094	63,872
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	8,829	539,628
Qihoo 360 Technology Co., Ltd.*ADR (Internet Software & Services)	5,777	414,269
Qunar Cayman Islands, Ltd.*ADR (Internet & Catalog Retail)	4,251	187,384
Sinopec Shanghai Petrochemical Co., Ltd.*ADR (Chemicals)	4,360	175,010
SouFun Holdings, Ltd.ADR (Internet Software & Services)	25,833	153,965
TAL Education Group*ADR (Diversified Consumer Services)	4,360	209,150
Tarena International, Inc.*ADR (Diversified Consumer Services)	5,668	49,198
Trina Solar, Ltd.*ADR (Semiconductors & Semiconductor Equipment)	12,644	116,072
Tuniu Corp.*ADR (Hotels, Restaurants & Leisure)	4,796	61,245
Vipshop Holdings, Ltd.*ADR (Internet & Catalog Retail)	21,255	272,914
Weibo Corp.*ADR (Internet Software & Services)	5,450	82,949
Youku Tudou, Inc.*ADR (Internet Software & Services)	9,592	261,190
YY, Inc.*ADR (Internet Software & Services)	3,270	190,020
TOTAL COMMON STOCKS (Cost $10,076,914)		12,947,361

Repurchase Agreements(a)(b) (24.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $4,338,100	$4,338,000	$4,338,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,338,000)		4,338,000
TOTAL INVESTMENT SECURITIES (Cost $14,414,914)—95.5%		17,285,361
Net other assets (liabilities)—4.5%		808,285
NET ASSETS—100.0%		$18,093,646

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $586,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: UltraChina ProFund :: 101

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	2/29/16	0.85%	$9,858,641	$201,397
BNY Mellon China Select ADR Index	UBS AG	2/29/16	0.40%	13,388,528	223,142
				$23,247,169	$424,539

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraChina ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Airlines	$249,081	1.4%
Chemicals	175,010	1.0%
Diversified Consumer Services	310,720	1.7%
Diversified Telecommunication Services	776,591	4.3%
Health Care Equipment & Supplies	223,668	1.2%
Hotels, Restaurants & Leisure	376,824	2.1%
Independent Power and Renewable Electricity Producers	266,501	1.5%
Insurance	598,781	3.3%
Internet & Catalog Retail	1,808,356	9.9%
Internet Software & Services	4,480,909	24.7%
Media	86,047	0.5%
Metals & Mining	149,380	0.8%
Oil, Gas & Consumable Fuels	1,759,911	9.7%
Real Estate Management & Development	83,320	0.5%
Semiconductors & Semiconductor Equipment	272,367	1.5%
Software	63,872	0.4%
Wireless Telecommunication Services	1,266,023	7.0%
Other**	5,146,285	28.5%
Total	$18,093,646	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of January 31, 2016:

	Value	% of Net Assets
China	$12,947,361	71.5%
Other**	5,146,285	28.5%
Total	$18,093,646	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

102 :: UltraJapan ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Repurchase Agreements(a) (77.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $25,282,584	$25,282,000	$25,282,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,282,000)		25,282,000
TOTAL INVESTMENT SECURITIES (Cost $25,282,000)—77.7%		25,282,000
Net other assets (liabilities)—22.3%		7,257,717
NET ASSETS—100.0%		$32,539,717

(a)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	730	3/11/16	$65,280,250	$(3,865,678)

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Bear ProFund :: 103

Repurchase Agreements(a)(b) (101.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $35,946,831	$35,946,000	$35,946,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,946,000)		35,946,000
TOTAL INVESTMENT SECURITIES (Cost $35,946,000)—101.9%		35,946,000
Net other assets (liabilities)—(1.9)%		(666,330)
NET ASSETS—100.0%		$35,279,670

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $4,341,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	93	3/21/16	$8,980,313	$353,074

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/29/16	(0.55)%	$(16,677,857)	$(495,421)
S&P 500	UBS AG	2/29/16	(0.45)%	(9,574,751)	(336,859)
				$(26,252,608)	$(832,280)

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

104 :: Short Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Repurchase Agreements(a)(b) (103.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $14,144,327	$14,144,000	$14,144,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,144,000)		14,144,000
TOTAL INVESTMENT SECURITIES (Cost $14,144,000)—103.7%		14,144,000
Net other assets (liabilities)—(3.7)%		(498,933)
NET ASSETS—100.0%		$13,645,067

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $2,169,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	17	3/21/16	$1,756,950	$176,262

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	2/29/16	0.20%	$(6,319,263)	$(199,582)
Russell 2000 Index	UBS AG	2/29/16	0.20%	(5,577,023)	(203,984)
				$(11,896,286)	$(403,566)

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Short NASDAQ-100 ProFund ::  105

Repurchase Agreements(a)(b) (14.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $5,789,134	$5,789,000	$5,789,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,789,000)		5,789,000
TOTAL INVESTMENT SECURITIES (Cost $5,789,000)—14.8%		5,789,000
Net other assets (liabilities)—85.2%		33,382,439
NET ASSETS—100.0%		$39,171,439

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $510,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	8	3/21/16	$682,560	$55,025

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	2/29/16	(0.60)%	$(19,872,400)	$(164,489)
NASDAQ-100 Index	UBS AG	2/29/16	(0.50)%	(18,521,960)	(98,832)
				$(38,394,360)	$(263,321)

^                  Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

106 :: UltraBear ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Repurchase Agreements(a)(b) (99.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $17,206,398	$17,206,000	$17,206,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,206,000)		17,206,000
TOTAL INVESTMENT SECURITIES (Cost $17,206,000)—99.2%		17,206,000
Net other assets (liabilities)—0.8%		136,629
NET ASSETS—100.0%		$17,342,629

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $4,318,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	5	3/21/16	$482,813	$25,609

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/29/16	(0.55)%	$(25,542,587)	$(751,224)
S&P 500	UBS AG	2/29/16	(0.45)%	(8,199,686)	(262,051)
				$(33,742,273)	$(1,013,275)

^                  Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Mid-Cap ProFund ::  107

Repurchase Agreements(a)(b) (114.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $6,383,148	$6,383,000	$6,383,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,383,000)		6,383,000
TOTAL INVESTMENT SECURITIES (Cost $6,383,000)—114.0%		6,383,000
Net other assets (liabilities)—(14.0)%		(784,697)
NET ASSETS—100.0%		$5,598,303

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $1,819,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	3/21/16	$131,610	$8,142

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	2/29/16	(0.35)%	$(8,826,100)	$(276,609)
S&P MidCap 400	UBS AG	2/29/16	(0.30)%	(2,232,656)	(133,973)
				$(11,058,756)	$(410,582)

^                  Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

108 :: UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Repurchase Agreements(a)(b) (98.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $9,628,223	$9,628,000	$9,628,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,628,000)		9,628,000
TOTAL INVESTMENT SECURITIES (Cost $9,628,000)—98.0%		9,628,000
Net other assets (liabilities)—2.0%		198,301
NET ASSETS—100.0%		$9,826,301

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $1,254,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	13	3/21/16	$1,343,550	$134,788

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	2/29/16	0.20%	$(10,137,393)	$(320,170)
Russell 2000 Index	UBS AG	2/29/16	0.20%	(8,126,189)	(267,490)
				$(18,263,582)	$(587,660)

^ Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Dow 30 ProFund ::  109

Repurchase Agreements(a)(b) (74.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $3,985,092	$3,985,000	$3,985,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,985,000)		3,985,000
TOTAL INVESTMENT SECURITIES (Cost $3,985,000)—74.7%		3,985,000
Net other assets (liabilities)—25.3%		1,350,273
NET ASSETS—100.0%		$5,335,273

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $1,249,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	8	3/21/16	$654,600	$37,177

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	2/29/16	(0.70)%	$(5,313,250)	$(108,264)
Dow Jones Industrial Average	UBS AG	2/29/16	(0.50)%	(4,636,915)	(127,868)
				$(9,950,165)	$(236,132)

^                  Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

110 :: UltraShort NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Repurchase Agreements(a)(b) (103.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $10,366,240	$10,366,000	$10,366,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,366,000)		10,366,000
TOTAL INVESTMENT SECURITIES (Cost $10,366,000)—103.0%		10,366,000
Net other assets (liabilities)—(3.0)%		(299,794)
NET ASSETS—100.0%		$10,066,206

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $3,372,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	22	3/21/16	$1,877,040	$151,319

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	2/29/16	(0.60)%	$(7,599,602)	$(267,529)
NASDAQ-100 Index	UBS AG	2/29/16	(0.50)%	(10,514,536)	(381,912)
				$(18,114,138)	$(649,441)

^                  Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: UltraShort International ProFund :: 111

Repurchase Agreements(a)(b) (104.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $19,955,461	$19,955,000	$19,955,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,955,000)		19,955,000
TOTAL INVESTMENT SECURITIES (Cost $19,955,000)—104.7%		19,955,000
Net other assets (liabilities)—(4.7)%		(899,474)
NET ASSETS—100.0%		$19,055,526

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $1,057,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^		Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	2/29/16	0.00	%+	$(10,966,340)	$(223,705)
MSCI EAFE Index	UBS AG	2/29/16	(0.10)%		(27,274,894)	(633,234)
					$(38,241,234)	$(856,939)

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

+                                         Amount is less than 0.005%

See accompanying notes to the financial statements.

112 :: UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Repurchase Agreements(a)(b) (109.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $12,261,283	$12,261,000	$12,261,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,261,000)		12,261,000
TOTAL INVESTMENT SECURITIES (Cost $12,261,000)—109.1%		12,261,000
Net other assets (liabilities)—(9.1)%		(1,019,989)
NET ASSETS—100.0%		$11,241,011

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $655,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	2/29/16	0.10%	$(3,136,299)	$(94,206)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	2/29/16	0.05%	(19,387,236)	(668,009)
				$(22,523,535)	$(762,215)

^                  Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Latin America ProFund :: 113

Repurchase Agreements(a)(b) (125.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $26,164,605	$26,164,000	$26,164,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,164,000)		26,164,000
TOTAL INVESTMENT SECURITIES (Cost $26,164,000)—125.6%		26,164,000
Net other assets (liabilities)—(25.6)%		(5,338,371)
NET ASSETS—100.0%		$20,825,629

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $1,925,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	2/29/16	0.20%	$(5,830,945)	$(367,755)
BNY Mellon Latin America 35 ADR Index	UBS AG	2/29/16	0.15%	(35,157,563)	(3,048,439)
				$(40,988,508)	$(3,416,194)

^                  Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

114 :: UltraShort China ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Repurchase Agreements(a)(b) (102.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $4,388,101	$4,388,000	$4,388,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,388,000)		4,388,000
TOTAL INVESTMENT SECURITIES (Cost $4,388,000)—102.0%		4,388,000
Net other assets (liabilities)—(2.0)%		(84,620)
NET ASSETS—100.0%		$4,303,380

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $393,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	2/29/16	0.60%	$(1,861,228)	$(38,169)
BNY Mellon China Select ADR Index	UBS AG	2/29/16	1.05%	(6,732,470)	(147,954)
				$(8,593,698)	$(186,123)

^                  Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Japan ProFund :: 115

Repurchase Agreements(a) (77.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $2,328,054	$2,328,000	$2,328,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,328,000)		2,328,000
TOTAL INVESTMENT SECURITIES (Cost $2,328,000)—77.7%		2,328,000
Net other assets (liabilities)—22.3%		668,792
NET ASSETS—100.0%		$2,996,792

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	67	3/11/16	$5,991,475	$200,794

See accompanying notes to the financial statements.

116 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (74.0%)

	Shares	Value
Associated Banc-Corp. (Banks)	914	$16,041
BancorpSouth, Inc. (Banks)	580	12,110
Bank of America Corp. (Banks)	67,271	951,212
Bank of Hawaii Corp. (Banks)	303	18,159
Bank of the Ozarks, Inc. (Banks)	538	23,855
BankUnited, Inc. (Banks)	565	19,041
BB&T Corp. (Banks)	4,943	161,438
BOK Financial Corp. (Banks)	11	550
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	861	10,564
Cathay General Bancorp (Banks)	459	12,852
Citigroup, Inc. (Banks)	19,235	819,026
Citizens Financial Group, Inc. (Banks)	3,482	73,993
Comerica, Inc. (Banks)	1,260	43,218
Commerce Bancshares, Inc. (Banks)	570	23,444
Cullen/Frost Bankers, Inc. (Banks)	455	21,776
East West Bancorp, Inc. (Banks)	830	26,909
F.N.B. Corp. (Banks)	1,242	14,966
Fifth Third Bancorp (Banks)	5,128	81,022
First Financial Bankshares, Inc. (Banks)	336	8,776
First Horizon National Corp. (Banks)	1,552	19,762
First Niagara Financial Group, Inc. (Banks)	2,273	22,253
First Republic Bank (Banks)	812	55,216
FirstMerit Corp. (Banks)	1,116	21,628
Fulton Financial Corp. (Banks)	1,224	15,728
Glacier Bancorp, Inc. (Banks)	469	11,064
Hancock Holding Co. (Banks)	486	11,645
Huntington Bancshares, Inc. (Banks)	5,159	44,264
IBERIABANK Corp. (Banks)	178	8,517
International Bancshares Corp. (Banks)	467	10,830
Investors Bancorp, Inc. (Banks)	2,326	27,191
JPMorgan Chase & Co. (Banks)	23,683	1,409,139
KeyCorp (Banks)	5,402	60,286
M&T Bank Corp. (Banks)	1,040	114,587
MB Financial, Inc. (Banks)	380	11,826
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,186	49,320
PacWest Bancorp (Banks)	689	25,293
People’s United Financial, Inc. (Banks)	1,953	28,065
PNC Financial Services Group, Inc. (Banks)	3,222	279,186
Popular, Inc. (Banks)	565	14,204
PrivateBancorp, Inc. (Banks)	508	19,116
Prosperity Bancshares, Inc. (Banks)	335	14,204
Regions Financial Corp. (Banks)	8,394	68,159
Signature Bank* (Banks)	395	55,039
SunTrust Banks, Inc. (Banks)	3,246	118,739
SVB Financial Group* (Banks)	411	41,643
Synovus Financial Corp. (Banks)	919	28,057
TCF Financial Corp. (Banks)	1,165	13,992
Texas Capital Bancshares, Inc.* (Banks)	337	12,031
Trustmark Corp. (Banks)	357	7,725
U.S. Bancorp (Banks)	10,721	429,483
UMB Financial Corp. (Banks)	285	13,367
Umpqua Holdings Corp. (Banks)	1,302	18,853
United Bankshares, Inc. (Banks)	320	10,746
Valley National Bancorp (Banks)	1,343	11,818
Washington Federal, Inc. (Thrifts & Mortgage Finance)	691	14,753
Webster Financial Corp. (Banks)	673	22,323
Wells Fargo & Co. (Banks)	30,018	1,507,804
Western Alliance Bancorp* (Banks)	665	21,666
Wintrust Financial Corp. (Banks)	370	15,573
Zions Bancorp (Banks)	1,357	30,777
TOTAL COMMON STOCKS (Cost $3,239,240)		7,054,824

Repurchase Agreements(a)(b) (22.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $2,100,049	$2,100,000	$2,100,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,100,000)		2,100,000
TOTAL INVESTMENT SECURITIES (Cost $5,339,240)—96.0%		9,154,824
Net other assets (liabilities)—4.0%		387,448
NET ASSETS—100.0%		$9,542,272

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $1,152,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	2/23/16	0.90%	$3,179,179	$161,509
Dow Jones U.S. Banks Index	UBS AG	2/23/16	0.75%	4,115,708	260,757
				$7,294,887	$422,266

^                  Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 117

Banks UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Banks	$6,980,187	73.2%
Thrifts & Mortgage Finance	74,637	0.8%
Other**	2,487,448	26.0%
Total	$9,542,272	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

118 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (74.4%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	1,595	$202,102
Airgas, Inc. (Chemicals)	601	84,140
Albemarle Corp. (Chemicals)	922	48,534
Alcoa, Inc. (Metals & Mining)	10,551	76,917
Allegheny Technologies, Inc. (Metals & Mining)	842	7,898
Ashland, Inc. (Chemicals)	549	52,023
Axalta Coating Systems, Ltd.* (Chemicals)	1,083	25,786
Axiall Corp. (Chemicals)	565	10,130
Cabot Corp. (Chemicals)	540	21,784
Carpenter Technology Corp. (Metals & Mining)	369	10,243
Celanese Corp. (Chemicals)	1,129	71,883
CF Industries Holdings, Inc. (Chemicals)	1,887	56,610
Chemtura Corp.* (Chemicals)	473	12,412
Commercial Metals Co. (Metals & Mining)	884	12,305
Compass Minerals International, Inc. (Metals & Mining)	335	25,075
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	1,819	14,443
Domtar Corp. (Paper & Forest Products)	547	17,641
E.I. du Pont de Nemours & Co. (Chemicals)	7,037	371,273
Eastman Chemical Co. (Chemicals)	1,139	69,718
Ecolab, Inc. (Chemicals)	2,195	236,775
FMC Corp. (Chemicals)	1,117	39,899
Freeport-McMoRan, Inc. (Metals & Mining)	9,410	43,286
H.B. Fuller Co. (Chemicals)	407	15,149
Huntsman Corp. (Chemicals)	1,669	14,403
International Flavors & Fragrances, Inc. (Chemicals)	634	74,153
KapStone Paper & Packaging Corp. (Paper & Forest Products)	781	11,543
LyondellBasell Industries N.V.—Class A (Chemicals)	2,852	222,370
Minerals Technologies, Inc. (Chemicals)	363	14,879
Monsanto Co. (Chemicals)	3,638	329,603
NewMarket Corp. (Chemicals)	80	30,342
Newmont Mining Corp. (Metals & Mining)	4,324	86,307
Nucor Corp. (Metals & Mining)	2,540	99,239
Olin Corp. (Chemicals)	1,393	23,597
Platform Specialty Products Corp.* (Chemicals)	1,223	9,331
PolyOne Corp. (Chemicals)	646	17,481
PPG Industries, Inc. (Chemicals)	2,139	203,462
Praxair, Inc. (Chemicals)	2,327	232,700
Reliance Steel & Aluminum Co. (Metals & Mining)	593	33,765
Royal Gold, Inc. (Metals & Mining)	613	18,261
RPM International, Inc. (Chemicals)	1,102	43,254
Sensient Technologies Corp. (Chemicals)	454	27,090
Steel Dynamics, Inc. (Metals & Mining)	1,940	35,599
Stillwater Mining Co.* (Metals & Mining)	968	6,340
The Chemours Co. (Chemicals)	1,439	5,670
The Dow Chemical Co. (Chemicals)	9,138	383,797
The Mosaic Co. (Chemicals)	2,732	65,841
The Scotts Miracle-Gro Co.—Class A (Chemicals)	312	21,428
United States Steel Corp. (Metals & Mining)	1,267	8,869
W.R. Grace & Co.* (Chemicals)	566	46,038
Westlake Chemical Corp. (Chemicals)	292	13,280
Worthington Industries, Inc. (Metals & Mining)	292	8,932
TOTAL COMMON STOCKS (Cost $1,649,632)		3,613,600

Repurchase Agreements(a)(b) (22.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%–0.32%, dated 1/29/16, due 2/1/16, total to be received $1,111,026	$1,111,000	$1,111,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,111,000)		1,111,000
TOTAL INVESTMENT SECURITIES (Cost $2,760,632)—97.3%		4,724,600
Net other assets (liabilities)—2.7%		129,271
NET ASSETS—100.0%		$4,853,871

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $742,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	2/23/16	0.90%	$1,780,368	$72,532
Dow Jones U.S. Basic Materials Index	UBS AG	2/23/16	0.70%	1,878,710	80,357
				$3,659,078	$152,889

^                  Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 119

Basic Materials UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Chemicals	$3,096,937	63.8%
Metals & Mining	473,036	9.7%
Oil, Gas & Consumable Fuels	14,443	0.3%
Paper & Forest Products	29,184	0.6%
Other**	1,240,271	25.6%
Total	$4,853,871	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

120 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (74.4%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	778,778	$42,754,912
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	41,824	865,339
Agios Pharmaceuticals, Inc.* (Biotechnology)	12,515	528,383
Alexion Pharmaceuticals, Inc.* (Biotechnology)	107,325	15,661,937
Alkermes PLC* (Biotechnology)	71,353	2,284,010
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	35,072	2,417,864
Amgen, Inc. (Biotechnology)	359,433	54,896,202
Baxalta, Inc. (Biotechnology)	258,565	10,345,186
Biogen, Inc.* (Biotechnology)	106,230	29,007,164
BioMarin Pharmaceutical, Inc.* (Biotechnology)	76,929	5,694,285
Bio-Techne Corp. (Life Sciences Tools & Services)	17,571	1,452,946
Bluebird Bio, Inc.* (Biotechnology)	17,587	727,398
Celgene Corp.* (Biotechnology)	374,218	37,541,550
Cepheid* (Biotechnology)	34,584	1,018,499
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	22,121	1,642,042
Clovis Oncology, Inc.* (Biotechnology)	16,180	338,486
Gilead Sciences, Inc. (Biotechnology)	686,803	57,004,648
Halozyme Therapeutics, Inc.* (Biotechnology)	52,481	461,833
Illumina, Inc.* (Life Sciences Tools & Services)	69,852	11,033,123
Incyte Corp.* (Biotechnology)	80,651	5,690,735
Intercept Pharmaceuticals, Inc.* (Biotechnology)	8,174	868,324
Intrexon Corp. (Biotechnology)	23,803	693,619
Ionis Pharmaceuticals, Inc.* (Biotechnology)	57,376	2,233,648
Juno Therapeutics, Inc.* (Biotechnology)	33,471	923,130
Kite Pharma, Inc.* (Biotechnology)	20,098	954,454
MannKind Corp.* (Biotechnology)	128,389	128,042
Medivation, Inc.* (Biotechnology)	78,046	2,552,104
Myriad Genetics, Inc.* (Biotechnology)	33,087	1,289,400
Neurocrine Biosciences, Inc.* (Biotechnology)	37,693	1,603,837
Novavax, Inc.* (Biotechnology)	128,544	662,002
OPKO Health, Inc.* (Biotechnology)	151,925	1,221,477
Portola Pharmaceuticals, Inc.* (Biotechnology)	26,540	876,616
Puma Biotechnology, Inc.* (Biotechnology)	10,640	444,114
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	45,853	2,789,238
Radius Health, Inc.* (Biotechnology)	16,289	521,737
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	37,037	15,558,873
Seattle Genetics, Inc.* (Biotechnology)	51,227	1,689,466
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	16,808	943,769
United Therapeutics Corp.* (Biotechnology)	21,857	2,692,345
Vertex Pharmaceuticals, Inc.* (Biotechnology)	117,001	10,617,841
TOTAL COMMON STOCKS (Cost $226,281,827)		330,630,578

Contingent Right(NM)
Dyax Corp.*+(a) (Biotechnology)	73,711	81,819
TOTAL CONTINGENT RIGHT (Cost $—)		81,819

Repurchase Agreements(b)(c) (30.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%–0.32%, dated 1/29/16, due 2/1/16, total to be received $134,438,108	$134,435,000	$134,435,000
TOTAL REPURCHASE AGREEMENTS (Cost $134,435,000)		134,435,000
TOTAL INVESTMENT SECURITIES (Cost $360,716,827)—104.7%		465,147,397
Net other assets (liabilities)—(4.7)%		(20,749,114)
NET ASSETS—100.0%		$444,398,283

+                      This security was fair valued based on procedures approved by the Board of Trustees. As of January 31, 2016, this security represented 0.02% of the net assets of the fund.

*                      Non-income producing security

(a)              Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $86,373,000.

(c)               The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM              Not meaningful, amount is less than 0.05%.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	2/23/16	0.90%	$164,391,488	$(9,706,844)
Dow Jones U.S. Biotechnology Index	UBS AG	2/23/16	0.75%	171,012,683	(9,788,949)
				$335,404,171	$(19,495,793)

^                  Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 121

Biotechnology UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Biotechnology	$313,795,048	70.6%
Life Sciences Tools & Services	16,917,349	3.8%
Other**	113,685,886	25.6%
Total	$444,398,283	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

122 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (72.6%)

	Shares	Value
Activision Blizzard, Inc. (Software)	1,905	$66,332
Altria Group, Inc. (Tobacco)	7,363	449,953
Archer-Daniels-Midland Co. (Food Products)	2,235	79,007
Autoliv, Inc. (Auto Components)	343	35,254
Avon Products, Inc. (Personal Products)	1,623	5,502
B&G Foods, Inc.—Class A (Food Products)	225	8,195
BorgWarner, Inc. (Auto Components)	827	24,281
Brown-Forman Corp.—Class A (Beverages)	107	11,373
Brown-Forman Corp.—Class B (Beverages)	378	36,984
Brunswick Corp. (Leisure Products)	358	14,266
Bunge, Ltd. (Food Products)	550	34,106
Campbell Soup Co. (Food Products)	670	37,795
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	195	18,958
Church & Dwight Co., Inc. (Household Products)	493	41,412
Coach, Inc. (Textiles, Apparel & Luxury Goods)	1,029	38,124
Coca-Cola Enterprises, Inc. (Beverages)	784	36,393
Colgate-Palmolive Co. (Household Products)	3,379	228,184
ConAgra Foods, Inc. (Food Products)	1,611	67,082
Constellation Brands, Inc.—Class A (Beverages)	637	97,130
Cooper Tire & Rubber Co. (Auto Components)	196	7,146
D.R. Horton, Inc. (Household Durables)	1,217	33,480
Dana Holding Corp. (Auto Components)	569	6,765
Darling Ingredients, Inc.* (Food Products)	629	5,655
Dean Foods Co. (Food Products)	326	6,513
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	129	6,380
Delphi Automotive PLC (Auto Components)	1,042	67,667
Dr. Pepper Snapple Group, Inc. (Beverages)	717	67,283
Edgewell Personal Care Co. (Personal Products)	236	17,466
Electronic Arts, Inc.* (Software)	1,163	75,066
Energizer Holdings, Inc. (Household Products)	247	7,914
Flowers Foods, Inc. (Food Products)	706	14,501
Ford Motor Co. (Automobiles)	14,607	174,408
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	141	4,597
General Mills, Inc. (Food Products)	2,240	126,582
General Motors Co. (Automobiles)	5,324	157,803
Gentex Corp. (Auto Components)	1,100	15,059
Genuine Parts Co. (Distributors)	558	48,082
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	135	6,664
GoPro, Inc.*—Class A (Household Durables)	294	3,366
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,471	44,968
Harley-Davidson, Inc. (Automobiles)	732	29,280
Harman International Industries, Inc. (Household Durables)	257	19,118
Hasbro, Inc. (Leisure Products)	431	32,015
Herbalife, Ltd.* (Personal Products)	259	11,968
Herman Miller, Inc. (Commercial Services & Supplies)	235	6,021
HNI Corp. (Commercial Services & Supplies)	155	5,273
Hormel Foods Corp. (Food Products)	512	41,170
Ingredion, Inc. (Food Products)	260	26,187
Jarden Corp.* (Household Durables)	775	41,114
Johnson Controls, Inc. (Auto Components)	2,425	86,985
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	476	8,478
Kellogg Co. (Food Products)	950	69,768
Keurig Green Mountain, Inc. (Food Products)	451	40,252
Kimberly-Clark Corp. (Household Products)	1,359	174,523
Lancaster Colony Corp. (Food Products)	64	6,508
Lear Corp. (Auto Components)	279	28,969
Leggett & Platt, Inc. (Household Durables)	518	21,502
Lennar Corp.—B Shares (Household Durables)	51	1,767
Lennar Corp.—Class A (Household Durables)	667	28,114
Leucadia National Corp. (Diversified Financial Services)	1,243	20,584
LKQ Corp.* (Distributors)	1,137	31,154
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	426	26,442
Mattel, Inc. (Leisure Products)	1,274	35,149
McCormick & Co., Inc. (Food Products)	452	39,762
Mead Johnson Nutrition Co.—Class A (Food Products)	725	52,555
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	693	27,651
Mohawk Industries, Inc.* (Household Durables)	253	42,103
Molson Coors Brewing Co.—Class B (Beverages)	593	53,655
Mondelez International, Inc.—Class A (Food Products)	5,961	256,919
Monster Beverage Corp.* (Beverages)	554	74,807
Newell Rubbermaid, Inc. (Household Durables)	1,010	39,168
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	5,054	313,398
Nu Skin Enterprises, Inc.—Class A (Personal Products)	221	6,995
NVR, Inc.* (Household Durables)	19	31,369
PepsiCo, Inc. (Beverages)	5,462	542,377
Philip Morris International, Inc. (Tobacco)	5,793	521,428
Pinnacle Foods, Inc. (Food Products)	418	17,928
Polaris Industries, Inc. (Leisure Products)	240	17,722
Pool Corp. (Distributors)	147	12,422
Post Holdings, Inc.* (Food Products)	246	14,391
PulteGroup, Inc. (Household Durables)	1,198	20,078
PVH Corp. (Textiles, Apparel & Luxury Goods)	315	23,115
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	229	25,763
Reynolds American, Inc. (Tobacco)	3,103	154,995
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	487	13,729
Snap-on, Inc. (Machinery)	226	36,513
Spectrum Brands Holdings, Inc. (Household Products)	103	9,789
Stanley Black & Decker, Inc. (Machinery)	553	52,170
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	217	7,007
Take-Two Interactive Software, Inc.* (Software)	326	11,312
Tempur Sealy International, Inc.* (Household Durables)	247	14,904

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 123

Common Stocks, continued

	Shares	Value
Tenneco, Inc.* (Auto Components)	224	$8,559
Tesla Motors, Inc.* (Automobiles)	374	71,509
The Clorox Co. (Household Products)	483	62,331
The Coca-Cola Co. (Beverages)	14,689	630,452
The Estee Lauder Cos., Inc.—Class A (Personal Products)	819	69,820
The Goodyear Tire & Rubber Co. (Auto Components)	1,020	28,978
The Hain Celestial Group, Inc.* (Food Products)	385	14,006
The Hershey Co. (Food Products)	522	45,993
The JM Smucker Co.—Class A (Food Products)	435	55,819
The Kraft Heinz Co. (Food Products)	2,224	173,605
The Middleby Corp.* (Machinery)	222	20,060
The Procter & Gamble Co. (Household Products)	10,185	832,012
The WhiteWave Foods Co.* (Food Products)	653	24,651
Thor Industries, Inc. (Automobiles)	163	8,546
Toll Brothers, Inc.* (Household Durables)	616	17,014
TreeHouse Foods, Inc.* (Food Products)	205	16,269
Tupperware Brands Corp. (Household Durables)	187	8,682
Tyson Foods, Inc.—Class A (Food Products)	1,121	59,817
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	673	57,494
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,282	80,252
Vista Outdoor, Inc.* (Leisure Products)	247	11,908
Visteon Corp. (Auto Components)	160	10,701
WABCO Holdings, Inc.* (Machinery)	202	18,109
Whirlpool Corp. (Household Durables)	293	39,376
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	384	6,493
TOTAL COMMON STOCKS (Cost $5,978,374)		7,826,518

Repurchase Agreements(a)(b) (23.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%–0.32%, dated 1/29/16, due 2/1/16, total to be received $2,514,058	$2,514,000	$2,514,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,514,000)		2,514,000
TOTAL INVESTMENT SECURITIES (Cost $8,492,374)—95.9%		10,340,518
Net other assets (liabilities)—4.1%		447,450
NET ASSETS—100.0%		$10,787,968

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $1,475,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	2/23/16	0.90%	$3,790,932	$136,911
Dow Jones U.S. Consumer Goods Index	UBS AG	2/23/16	0.75%	4,508,632	177,007
				$8,299,564	$313,918

^                  Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Goods UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Auto Components	$320,364	3.0%
Automobiles	441,546	4.1%
Beverages	1,550,453	14.5%
Commercial Services & Supplies	11,294	0.1%
Distributors	91,658	0.8%
Diversified Financial Services	20,584	0.2%
Food Products	1,335,036	12.4%
Household Durables	361,155	3.3%
Household Products	1,356,165	12.6%
Leisure Products	111,060	1.0%
Machinery	126,852	1.2%
Personal Products	111,751	1.0%
Software	152,710	1.4%
Textiles, Apparel & Luxury Goods	709,514	6.6%
Tobacco	1,126,376	10.4%
Other**	2,961,450	27.4%
Total	$10,787,968	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

124 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (75.0%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	687	$15,719
Abercrombie & Fitch Co.—Class A (Specialty Retail)	722	18,945
Acxiom Corp.* (IT Services)	773	14,455
Advance Auto Parts, Inc. (Specialty Retail)	711	108,108
Alaska Air Group, Inc. (Airlines)	1,332	93,773
Allegiant Travel Co. (Airlines)	177	28,403
Amazon.com, Inc.* (Internet & Catalog Retail)	3,984	2,338,609
AMC Networks, Inc.*—Class A (Media)	637	46,367
American Airlines Group, Inc. (Airlines)	6,470	252,265
American Eagle Outfitters, Inc. (Specialty Retail)	1,861	27,245
AmerisourceBergen Corp. (Health Care Providers & Services)	1,989	178,135
Apollo Education Group, Inc.*—Class A (Diversified Consumer Services)	1,082	8,591
Aramark (Hotels, Restaurants & Leisure)	2,311	73,836
Asbury Automotive Group, Inc.* (Specialty Retail)	250	11,770
Ascena Retail Group, Inc.* (Specialty Retail)	1,772	13,077
AutoNation, Inc.* (Specialty Retail)	753	32,567
AutoZone, Inc.* (Specialty Retail)	319	244,797
Avis Budget Group, Inc.* (Road & Rail)	1,026	26,953
Bed Bath & Beyond, Inc.* (Specialty Retail)	1,697	73,259
Best Buy Co., Inc. (Specialty Retail)	3,098	86,527
Big Lots, Inc. (Multiline Retail)	484	18,770
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,285	22,693
Brinker International, Inc. (Hotels, Restaurants & Leisure)	619	30,789
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	165	25,130
Burlington Stores, Inc.* (Multiline Retail)	748	40,190
Cabela’s, Inc.*—Class A (Specialty Retail)	479	20,152
Cable One, Inc. (Media)	60	25,799
Cablevision Systems Corp.—Class A (Media)	2,263	72,212
Cardinal Health, Inc. (Health Care Providers & Services)	3,421	278,367
CarMax, Inc.* (Specialty Retail)	2,087	92,204
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	4,731	227,703
Casey’s General Stores, Inc. (Food & Staples Retailing)	434	52,401
CBS Corp. (Media)	102	5,330
CBS Corp.—Class B (Media)	4,465	212,088
Charter Communications, Inc.*—Class A (Media)	753	129,034
Chemed Corp. (Health Care Providers & Services)	135	18,943
Chico’s FAS, Inc. (Specialty Retail)	1,419	14,743
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	328	148,574
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	381	16,657
Cinemark Holdings, Inc. (Media)	1,054	31,082
Comcast Corp.—Class A (Media)	25,178	1,402,666
Copart, Inc.* (Commercial Services & Supplies)	1,004	33,644
Costco Wholesale Corp. (Food & Staples Retailing)	4,515	682,307
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	231	30,314
CST Brands, Inc. (Specialty Retail)	743	28,784
CVS Health Corp. (Food & Staples Retailing)	11,426	1,103,638
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,186	74,789
Delta Air Lines, Inc. (Airlines)	8,115	359,413
DeVry Education Group, Inc. (Diversified Consumer Services)	586	11,661
Dick’s Sporting Goods, Inc. (Specialty Retail)	938	36,657
Dillard’s, Inc.—Class A (Multiline Retail)	222	15,631
Discovery Communications, Inc.*—Class A (Media)	1,555	42,902
Discovery Communications, Inc.*—Class C (Media)	2,648	72,052
DISH Network Corp.*—Class A (Media)	2,293	110,683
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	481	17,321
Dollar General Corp. (Multiline Retail)	3,001	225,255
Dollar Tree, Inc.* (Multiline Retail)	2,428	197,445
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	552	62,889
DreamWorks Animation SKG, Inc.*—Class A (Media)	774	19,845
DSW, Inc.—Class A (Specialty Retail)	788	18,920
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	972	38,258
Expedia, Inc. (Internet & Catalog Retail)	1,218	123,067
Foot Locker, Inc. (Specialty Retail)	1,390	93,908
GameStop Corp.—Class A (Specialty Retail)	1,054	27,625
Gannett Co., Inc. (Media)	1,182	17,541
Genesco, Inc.* (Specialty Retail)	206	13,625
GNC Holdings, Inc.—Class A (Specialty Retail)	838	23,472
Graham Holdings Co.—Class B (Diversified Consumer Services)	60	29,081
Grand Canyon Education, Inc.* (Diversified Consumer Services)	451	16,980
Group 1 Automotive, Inc. (Specialty Retail)	211	11,320
Groupon, Inc.* (Internet & Catalog Retail)	4,557	12,395
GUESS?, Inc. (Specialty Retail)	674	12,496
H & R Block, Inc. (Diversified Consumer Services)	2,442	83,150
Hertz Global Holdings, Inc.* (Road & Rail)	4,074	36,992
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	5,397	96,121
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,152	20,552
HSN, Inc. (Internet & Catalog Retail)	339	15,953
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	301	11,643
IHS, Inc.*—Class A (Professional Services)	735	76,896
J. Alexander’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	110	1,037
J.C. Penney Co., Inc.* (Multiline Retail)	3,105	22,542
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	390	30,280
JetBlue Airways Corp.* (Airlines)	3,234	68,917
John Wiley & Sons, Inc. (Media)	477	19,939

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 125

Common Stocks, continued

	Shares	Value
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,393	$46,554
Kohl’s Corp. (Multiline Retail)	1,914	95,222
L Brands, Inc. (Specialty Retail)	2,604	250,375
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	3,738	168,584
Liberty Broadband Corp.*—Class A (Media)	243	11,567
Liberty Broadband Corp.*—Class C (Media)	701	32,947
Liberty Global PLC*—Class A (Media)	2,578	88,709
Liberty Global PLC*—Class C (Media)	6,311	210,219
Liberty Interactive Corp.* (Internet & Catalog Retail)	4,830	125,870
Liberty LiLAC Group*—Class A (Media)	170	5,984
Liberty LiLAC Group*—Class C (Media)	298	10,981
Liberty Media Corp.* (Media)	1,062	38,890
Liberty Media Corp.*—Class C (Media)	2,011	71,571
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Catalog Retail)	727	16,234
Liberty Ventures* (Internet & Catalog Retail)	1,356	53,331
Lions Gate Entertainment Corp. (Media)	1,026	26,830
Lithia Motors, Inc.—Class A (Specialty Retail)	227	17,381
Live Nation Entertainment, Inc.* (Media)	1,503	34,118
Lowe’s Cos., Inc. (Specialty Retail)	9,388	672,744
Macy’s, Inc. (Multiline Retail)	3,224	130,282
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,955	119,811
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	272	13,434
McDonald’s Corp. (Hotels, Restaurants & Leisure)	9,430	1,167,246
McKesson Corp. (Health Care Providers & Services)	2,365	380,717
Meredith Corp. (Media)	416	17,601
MGM Resorts International* (Hotels, Restaurants & Leisure)	4,906	98,512
MSG Networks, Inc.*—Class A (Media)	640	11,194
Murphy USA, Inc.* (Specialty Retail)	436	25,223
Netflix, Inc.* (Internet & Catalog Retail)	4,379	402,167
News Corp.—Class A (Media)	3,946	51,180
News Corp.—Class B (Media)	1,085	14,485
Nielsen Holdings PLC (Professional Services)	3,710	178,673
Nordstrom, Inc. (Multiline Retail)	1,374	67,463
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,674	75,949
Office Depot, Inc.* (Specialty Retail)	5,091	26,219
Omnicom Group, Inc. (Media)	2,529	185,502
O’Reilly Automotive, Inc.* (Specialty Retail)	1,053	274,728
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	229	44,426
Regal Entertainment Group—Class A (Media)	728	12,558
Restoration Hardware Holdings, Inc.* (Specialty Retail)	412	25,387
Rite Aid Corp.* (Food & Staples Retailing)	10,787	84,031
Rollins, Inc. (Commercial Services & Supplies)	991	27,302
Ross Stores, Inc. (Specialty Retail)	4,170	234,604
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,760	144,250
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,586	43,710
Scripps Networks Interactive, Inc.—Class A (Media)	999	60,909
Service Corp. International (Diversified Consumer Services)	2,004	48,477
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,365	57,617
Shutterfly, Inc.* (Internet & Catalog Retail)	396	16,493
Signet Jewelers, Ltd. (Specialty Retail)	796	92,336
Sinclair Broadcast Group, Inc.—Class A (Media)	753	24,849
Sirius XM Holdings, Inc.* (Media)	22,600	83,620
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	875	43,986
Sotheby’s—Class A (Diversified Consumer Services)	618	14,517
Southwest Airlines Co. (Airlines)	6,740	253,559
Spirit Airlines, Inc.* (Airlines)	780	32,604
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,486	33,881
Staples, Inc. (Specialty Retail)	6,649	59,309
Starbucks Corp. (Hotels, Restaurants & Leisure)	15,317	930,815
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	1,721	107,115
Starz* (Media)	838	23,824
Sysco Corp. (Food & Staples Retailing)	5,419	215,730
Target Corp. (Multiline Retail)	6,370	461,315
TEGNA, Inc. (Media)	2,252	54,071
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	426	20,576
The Dun & Bradstreet Corp. (Professional Services)	395	38,876
The Gap, Inc. (Specialty Retail)	2,351	58,117
The Home Depot, Inc. (Specialty Retail)	13,038	1,639,660
The Interpublic Group of Cos., Inc. (Media)	4,188	93,979
The Kroger Co. (Food & Staples Retailing)	9,990	387,712
The Madison Square Garden Co.*—Class A (Media)	184	28,351
The Men’s Wearhouse, Inc. (Specialty Retail)	468	6,416
The New York Times Co.—Class A (Media)	1,303	17,226
The Priceline Group, Inc.* (Internet & Catalog Retail)	487	518,640
The TJX Cos., Inc. (Specialty Retail)	6,907	492,055
The Walt Disney Co. (Media)	15,712	1,505,525
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,212	22,629
Tiffany & Co. (Specialty Retail)	1,135	72,458
Time Warner Cable, Inc. (Media)	2,896	527,101
Time Warner, Inc. (Media)	8,198	577,467
Time, Inc. (Media)	1,111	16,665
Tractor Supply Co. (Specialty Retail)	1,350	119,219
Tribune Media Co.—Class A (Media)	802	26,426
TripAdvisor, Inc.* (Internet & Catalog Retail)	1,155	77,108
Twenty-First Century Fox, Inc.—Class A (Media)	12,097	326,256
Twenty-First Century Fox, Inc.—Class B (Media)	4,431	120,080
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	678	122,833
United Continental Holdings, Inc.* (Airlines)	3,828	184,816

See accompanying notes to the financial statements.

126 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
United Natural Foods, Inc.* (Food & Staples Retailing)	492	$17,230
Urban Outfitters, Inc.* (Specialty Retail)	894	20,455
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	401	50,125
VCA, Inc.* (Health Care Providers & Services)	811	41,580
Viacom, Inc.—Class A (Media)	143	6,941
Viacom, Inc.—Class B (Media)	3,574	163,117
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	8,978	715,726
Wal-Mart Stores, Inc. (Food & Staples Retailing)	16,175	1,073,373
Whole Foods Market, Inc. (Food & Staples Retailing)	3,495	102,438
Williams-Sonoma, Inc. (Specialty Retail)	849	43,859
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	1,197	77,685
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	819	55,151
Yelp, Inc.* (Internet Software & Services)	563	11,795
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	4,431	320,672
TOTAL COMMON STOCKS (Cost $19,581,759)		28,776,998

Repurchase Agreements(a)(b) (23.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%–0.32%, dated 1/29/16, due 2/1/16, total to be received $9,122,211	$9,122,000	$9,122,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,122,000)		9,122,000
TOTAL INVESTMENT SECURITIES (Cost $28,703,759)—98.8%		37,898,998
Net other assets (liabilities)—1.2%		463,510
NET ASSETS—100.0%		$38,362,508

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $5,634,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	2/23/16	0.90%	$12,861,849	$245,670
Dow Jones U.S. Consumer Services Index	UBS AG	2/23/16	0.75%	15,770,250	315,930
				$28,632,099	$561,600

^                  Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Services UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Airlines	$1,273,750	3.3%
Commercial Services & Supplies	107,500	0.3%
Diversified Consumer Services	290,626	0.8%
Electronic Equipment, Instruments & Components	17,321	NM
Food & Staples Retailing	4,468,467	11.6%
Health Care Providers & Services	897,742	2.3%
Hotels, Restaurants & Leisure	4,351,679	11.3%
Internet & Catalog Retail	3,699,867	9.6%
Internet Software & Services	11,795	NM
IT Services	14,455	NM
Media	6,688,283	17.5%
Multiline Retail	1,274,115	3.3%
Professional Services	294,445	0.8%
Road & Rail	63,945	0.2%
Specialty Retail	5,323,008	14.0%
Other**	9,585,510	25.0%
Total	$38,362,508	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 127

Common Stocks (71.6%)

	Shares	Value
Affiliated Managers Group, Inc.* (Capital Markets)	137	$18,384
Aflac, Inc. (Insurance)	885	51,295
Alexander & Baldwin, Inc. (Real Estate Management & Development)	102	3,091
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	122	9,660
Alleghany Corp.* (Insurance)	66	31,543
Allied World Assurance Company Holdings, A.G. (Insurance)	201	7,355
Ally Financial, Inc.* (Consumer Finance)	934	14,804
American Campus Communities, Inc. (Real Estate Investment Trusts)	199	8,398
American Capital Agency Corp. (Real Estate Investment Trusts)	729	12,444
American Express Co. (Consumer Finance)	1,791	95,819
American Financial Group, Inc. (Insurance)	119	8,447
American Homes 4 Rent—Class A (Real Estate Investment Trusts)	292	4,377
American International Group, Inc. (Insurance)	2,657	150,066
American Tower Corp. (Real Estate Investment Trusts)	871	82,170
Ameriprise Financial, Inc. (Capital Markets)	368	33,359
AmTrust Financial Services, Inc. (Insurance)	79	4,518
Annaly Capital Management, Inc. (Real Estate Investment Trusts)	1,985	18,858
Aon PLC (Insurance)	607	53,313
Apartment Investment & Management Co.—Class A (Real Estate Investment Trusts)	293	11,471
Apple Hospitality REIT, Inc. (Real Estate Investment Trusts)	292	5,341
Arch Capital Group, Ltd.* (Insurance)	242	16,347
Arthur J. Gallagher & Co. (Insurance)	379	14,266
Aspen Insurance Holdings, Ltd. (Insurance)	165	7,674
Associated Banc-Corp. (Banks)	360	6,318
Assurant, Inc. (Insurance)	94	7,643
Assured Guaranty, Ltd. (Insurance)	322	7,657
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	303	51,961
Axis Capital Holdings, Ltd. (Insurance)	224	12,076
BancorpSouth, Inc. (Banks)	174	3,633
Bank of America Corp. (Banks)	22,053	311,829
Bank of Hawaii Corp. (Banks)	91	5,454
Bank of the Ozarks, Inc. (Banks)	160	7,094
BankUnited, Inc. (Banks)	254	8,560
BB&T Corp. (Banks)	1,644	53,693
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	3,968	514,928
BlackRock, Inc. (Capital Markets)	258	81,079
Blackstone Mortgage Trust, Inc.—Class A (Real Estate Investment Trusts)	210	5,204
BOK Financial Corp. (Banks)	89	4,451
Boston Properties, Inc. (Real Estate Investment Trusts)	281	32,655
Brandywine Realty Trust (Real Estate Investment Trusts)	373	4,786
Brixmor Property Group, Inc. (Real Estate Investment Trusts)	352	9,370
Brown & Brown, Inc. (Insurance)	219	6,625
Camden Property Trust (Real Estate Investment Trusts)	183	13,963
Capital One Financial Corp. (Consumer Finance)	1,147	75,266
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	258	3,166
Care Capital Properties, Inc. (Real Estate Investment Trusts)	170	5,090
Cathay General Bancorp (Banks)	134	3,752
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	366	3,935
CBOE Holdings, Inc. (Diversified Financial Services)	165	10,992
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	585	16,362
Chimera Investment Corp. (Real Estate Investment Trusts)	432	5,352
Chubb, Ltd. (Insurance)	1,014	114,653
Cincinnati Financial Corp. (Insurance)	348	20,055
CIT Group, Inc. (Banks)	354	10,390
Citigroup, Inc. (Banks)	6,344	270,128
Citizens Financial Group, Inc. (Banks)	1,128	23,970
CME Group, Inc. (Diversified Financial Services)	694	62,356
CNO Financial Group, Inc. (Insurance)	419	7,291
Colony Capital, Inc.—Class A (Real Estate Investment Trusts)	198	3,412
Columbia Property Trust, Inc. (Real Estate Investment Trusts)	250	5,568
Comerica, Inc. (Banks)	380	13,034
Commerce Bancshares, Inc. (Banks)	170	6,992
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	233	4,476
Corporate Office Properties Trust (Real Estate Investment Trusts)	216	4,817
Corrections Corp. of America (Real Estate Investment Trusts)	220	6,338
Cousins Properties, Inc. (Real Estate Investment Trusts)	402	3,465
Crown Castle International Corp. (Real Estate Investment Trusts)	675	58,185
CubeSmart (Real Estate Investment Trusts)	362	11,327
Cullen/Frost Bankers, Inc. (Banks)	140	6,700
CYS Investments, Inc. (Real Estate Investment Trusts)	286	1,971
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	190	6,800
DDR Corp. (Real Estate Investment Trusts)	643	11,002
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	389	3,229
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	343	27,467
Discover Financial Services (Consumer Finance)	888	40,662
Douglas Emmett, Inc. (Real Estate Investment Trusts)	314	9,288
Duke Realty Corp. (Real Estate Investment Trusts)	724	14,574
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	92	3,052
E*TRADE Financial Corp.* (Capital Markets)	595	14,018
East West Bancorp, Inc. (Banks)	333	10,796

See accompanying notes to the financial statements.

128 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
EastGroup Properties, Inc. (Real Estate Investment Trusts)	44	$2,349
Eaton Vance Corp. (Capital Markets)	221	6,334
Endurance Specialty Holdings, Ltd. (Insurance)	168	10,404
EPR Properties (Real Estate Investment Trusts)	161	9,652
Equinix, Inc. (Real Estate Investment Trusts)	147	45,654
Equity Commonwealth* (Real Estate Investment Trusts)	258	6,938
Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	155	10,218
Equity Residential (Real Estate Investment Trusts)	805	62,057
Erie Indemnity Co.—Class A (Insurance)	9	865
Essex Property Trust, Inc. (Real Estate Investment Trusts)	95	20,245
Everest Re Group, Ltd. (Insurance)	90	16,105
Extra Space Storage, Inc. (Real Estate Investment Trusts)	246	22,310
F.N.B. Corp. (Banks)	374	4,507
FactSet Research Systems, Inc. (Diversified Financial Services)	83	12,508
Federal Realty Investment Trust (Real Estate Investment Trusts)	109	16,440
Federated Investors, Inc.—Class B (Capital Markets)	217	5,488
Fifth Third Bancorp (Banks)	1,704	26,923
Financial Engines, Inc. (Capital Markets)	126	3,398
First American Financial Corp. (Insurance)	183	6,290
First Financial Bankshares, Inc. (Banks)	95	2,481
First Horizon National Corp. (Banks)	461	5,865
First Niagara Financial Group, Inc. (Banks)	765	7,489
First Republic Bank (Banks)	327	22,236
FirstMerit Corp. (Banks)	333	6,454
FNF Group (Insurance)	622	20,140
FNFV Group* (Diversified Financial Services)	146	1,369
Forest City Realty Trust, Inc.*—Class A (Real Estate Management & Development)	457	9,003
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	71	1,200
Franklin Resources, Inc. (Capital Markets)	774	26,827
Fulton Financial Corp. (Banks)	368	4,729
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	206	5,372
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,267	35,527
Genworth Financial, Inc.*—Class A (Insurance)	1,093	3,039
Glacier Bancorp, Inc. (Banks)	138	3,255
Hancock Holding Co. (Banks)	143	3,426
Hartford Financial Services Group, Inc. (Insurance)	905	36,363
Hatteras Financial Corp. (Real Estate Investment Trusts)	226	2,771
HCP, Inc. (Real Estate Investment Trusts)	955	34,323
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	242	7,028
Healthcare Trust of America, Inc.—Class A (Real Estate Investment Trusts)	261	7,318
Highwoods Properties, Inc. (Real Estate Investment Trusts)	219	9,262
Hospitality Properties Trust (Real Estate Investment Trusts)	365	8,610
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,615	22,368
Huntington Bancshares, Inc. (Banks)	1,714	14,706
IBERIABANK Corp. (Banks)	50	2,393
Intercontinental Exchange, Inc. (Diversified Financial Services)	226	59,619
International Bancshares Corp. (Banks)	144	3,339
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	229	2,592
Invesco, Ltd. (Capital Markets)	873	26,129
Investors Bancorp, Inc. (Banks)	782	9,142
Iron Mountain, Inc. (Real Estate Investment Trusts)	445	12,255
Janus Capital Group, Inc. (Capital Markets)	342	4,306
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	99	13,931
JPMorgan Chase & Co. (Banks)	7,749	461,065
Kemper Corp. (Insurance)	112	3,871
KeyCorp (Banks)	1,785	19,921
Kilroy Realty Corp. (Real Estate Investment Trusts)	206	11,509
Kimco Realty Corp. (Real Estate Investment Trusts)	828	22,513
Kite Realty Group Trust (Real Estate Investment Trusts)	168	4,452
Lamar Advertising Co.—Class A (Real Estate Investment Trusts)	163	9,146
LaSalle Hotel Properties (Real Estate Investment Trusts)	201	4,454
Lazard, Ltd.—Class A (Capital Markets)	273	9,825
Legg Mason, Inc. (Capital Markets)	272	8,329
LendingClub Corp.* (Consumer Finance)	419	3,092
Lexington Realty Trust (Real Estate Investment Trusts)	436	3,196
Liberty Property Trust (Real Estate Investment Trusts)	349	10,233
Lincoln National Corp. (Insurance)	494	19,493
Loews Corp. (Insurance)	632	23,390
LPL Financial Holdings, Inc. (Capital Markets)	163	4,958
M&T Bank Corp. (Banks)	308	33,935
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	194	4,033
Markel Corp.* (Insurance)	59	49,587
MarketAxess Holdings, Inc. (Diversified Financial Services)	66	7,671
Marsh & McLennan Cos., Inc. (Insurance)	1,102	58,770
MasterCard, Inc.—Class A (IT Services)	2,072	184,470
MB Financial, Inc. (Banks)	109	3,392
McGraw Hill Financial, Inc. (Diversified Financial Services)	591	50,247
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	546	6,006
Mercury General Corp. (Insurance)	62	2,879
MetLife, Inc. (Insurance)	2,309	103,097
MFA Financial, Inc. (Real Estate Investment Trusts)	738	4,686
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	700	4,634

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 129

Common Stocks, continued

	Shares	Value
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	135	$12,666
Moody’s Corp. (Diversified Financial Services)	359	32,001
Morgan Stanley (Capital Markets)	3,167	81,962
MSCI, Inc.—Class A (Diversified Financial Services)	207	14,250
National Retail Properties, Inc. (Real Estate Investment Trusts)	300	12,882
Navient Corp. (Consumer Finance)	797	7,619
New Residential Investment Corp. (Real Estate Investment Trusts)	515	5,866
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,039	16,083
Northern Trust Corp. (Capital Markets)	459	28,495
NorthStar Asset Management Group, Inc. (Capital Markets)	452	5,216
NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	175	1,652
NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	432	5,128
Old Republic International Corp. (Insurance)	476	8,606
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	328	10,401
Outfront Media, Inc. (Real Estate Investment Trusts)	306	6,656
PacWest Bancorp (Banks)	201	7,379
Paramount Group, Inc. (Real Estate Investment Trusts)	341	5,592
PartnerRe, Ltd. (Insurance)	110	15,444
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	120	2,930
People’s United Financial, Inc. (Banks)	668	9,599
Piedmont Office Realty Trust, Inc.—Class A (Real Estate Investment Trusts)	340	6,293
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	366	14,827
PNC Financial Services Group, Inc. (Banks)	1,043	90,376
Popular, Inc. (Banks)	255	6,411
Post Properties, Inc. (Real Estate Investment Trusts)	137	7,849
Potlatch Corp. (Real Estate Investment Trusts)	80	2,307
PRA Group, Inc.* (Consumer Finance)	112	3,332
Primerica, Inc. (Insurance)	113	5,086
Principal Financial Group, Inc. (Insurance)	600	22,800
PrivateBancorp, Inc. (Banks)	150	5,645
ProAssurance Corp. (Insurance)	133	6,666
Prologis, Inc. (Real Estate Investment Trusts)	1,114	43,970
Prosperity Bancshares, Inc. (Banks)	94	3,986
Prudential Financial, Inc. (Insurance)	979	68,608
Public Storage (Real Estate Investment Trusts)	347	87,985
Radian Group, Inc. (Thrifts & Mortgage Finance)	415	4,175
Raymond James Financial, Inc. (Capital Markets)	263	11,522
Rayonier, Inc. (Real Estate Investment Trusts)	247	5,209
Realogy Holdings Corp.* (Real Estate Management & Development)	345	11,316
Realty Income Corp. (Real Estate Investment Trusts)	503	28,062
Redwood Trust, Inc. (Real Estate Investment Trusts)	174	1,874
Regency Centers Corp. (Real Estate Investment Trusts)	214	15,491
Regions Financial Corp. (Banks)	2,762	22,427
Reinsurance Group of America, Inc. (Insurance)	94	7,918
RenaissanceRe Holdings, Ltd. (Insurance)	93	10,476
Retail Properties of America, Inc. (Real Estate Investment Trusts)	544	8,437
RLI Corp. (Insurance)	68	4,032
RLJ Lodging Trust (Real Estate Investment Trusts)	256	4,682
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	125	5,869
Santander Consumer USA Holdings, Inc.* (Consumer Finance)	271	2,832
SEI Investments Co. (Capital Markets)	309	12,125
Senior Housing Properties Trust (Real Estate Investment Trusts)	545	7,892
Signature Bank* (Banks)	121	16,860
Simon Property Group, Inc. (Real Estate Investment Trusts)	665	123,876
SL Green Realty Corp. (Real Estate Investment Trusts)	238	22,993
SLM Corp.* (Consumer Finance)	882	5,645
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	82	9,240
Spirit Realty Capital, Inc. (Real Estate Investment Trusts)	947	9,925
StanCorp Financial Group, Inc. (Insurance)	87	9,975
Starwood Property Trust, Inc. (Real Estate Investment Trusts)	546	10,396
State Street Corp. (Capital Markets)	879	48,987
Stifel Financial Corp.* (Capital Markets)	110	3,681
Sun Communities, Inc. (Real Estate Investment Trusts)	153	10,188
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	457	5,429
SunTrust Banks, Inc. (Banks)	1,051	38,446
SVB Financial Group* (Banks)	126	12,766
Synchrony Financial* (Consumer Finance)	1,779	50,559
Synovus Financial Corp. (Banks)	276	8,426
T. Rowe Price Group, Inc. (Capital Markets)	510	36,185
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	217	6,942
Taubman Centers, Inc. (Real Estate Investment Trusts)	163	11,580
TCF Financial Corp. (Banks)	349	4,191
TD Ameritrade Holding Corp. (Capital Markets)	583	16,079
Texas Capital Bancshares, Inc.* (Banks)	102	3,641
The Allstate Corp. (Insurance)	810	49,086
The Bank of New York Mellon Corp. (Capital Markets)	2,323	84,139
The Charles Schwab Corp. (Capital Markets)	2,491	63,595
The GEO Group, Inc. (Real Estate Investment Trusts)	128	3,786
The Goldman Sachs Group, Inc. (Capital Markets)	850	137,326
The Hanover Insurance Group, Inc. (Insurance)	91	7,416
The Howard Hughes Corp.* (Real Estate Management & Development)	59	5,607
The Macerich Co. (Real Estate Investment Trusts)	293	22,845
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	210	13,020

See accompanying notes to the financial statements.

130 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
The Progressive Corp. (Insurance)	1,277	$39,906
The St Joe Co.* (Real Estate Management & Development)	136	2,164
The Travelers Cos., Inc. (Insurance)	643	68,827
The Western Union Co. (IT Services)	1,033	18,429
Torchmark Corp. (Insurance)	209	11,357
Trustmark Corp. (Banks)	101	2,186
Two Harbors Investment Corp. (Real Estate Investment Trusts)	804	6,110
U.S. Bancorp (Banks)	3,458	138,527
UDR, Inc. (Real Estate Investment Trusts)	556	19,788
UMB Financial Corp. (Banks)	85	3,987
Umpqua Holdings Corp. (Banks)	471	6,820
United Bankshares, Inc. (Banks)	182	6,112
Unum Group (Insurance)	477	13,661
Urban Edge Properties (Real Estate Investment Trusts)	207	5,030
Validus Holdings, Ltd. (Insurance)	162	7,167
Valley National Bancorp (Banks)	485	4,268
Ventas, Inc. (Real Estate Investment Trusts)	672	37,175
VEREIT, Inc. (Real Estate Investment Trusts)	1,895	14,610
Visa, Inc.—Class A (IT Services)	4,092	304,813
Vornado Realty Trust (Real Estate Investment Trusts)	382	33,792
Voya Financial, Inc. (Diversified Financial Services)	497	15,198
W.R. Berkley Corp. (Insurance)	233	11,685
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	167	4,582
Washington Federal, Inc. (Thrifts & Mortgage Finance)	210	4,484
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	104	2,624
Webster Financial Corp. (Banks)	204	6,767
Weingarten Realty Investors (Real Estate Investment Trusts)	206	7,187
Wells Fargo & Co. (Banks)	9,816	493,057
Welltower, Inc. (Real Estate Investment Trusts)	761	47,349
Western Alliance Bancorp* (Banks)	201	6,549
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,055	27,019
White Mountains Insurance Group, Ltd. (Insurance)	24	17,114
Willis Towers Watson PLC (Insurance)	305	34,913
Wintrust Financial Corp. (Banks)	113	4,756
WisdomTree Investments, Inc. (Capital Markets)	209	2,508
WP Carey, Inc. (Real Estate Investment Trusts)	227	13,223
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	416	3,777
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	196	2,867
XL Group PLC (Insurance)	615	22,300
Zions Bancorp (Banks)	404	9,163
TOTAL COMMON STOCKS (Cost $4,047,482)		7,733,904

Repurchase Agreements(a)(b) (24.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $2,604,060	$2,604,000	$2,604,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,604,000)		2,604,000
TOTAL INVESTMENT SECURITIES (Cost $6,651,482)—95.7%		10,337,904
Net other assets (liabilities)—4.3%		463,494
NET ASSETS—100.0%		$10,801,398

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $1,569,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Financials Index	Goldman Sachs International	2/23/16	0.90%	$4,528,633	$165,421
Dow Jones U.S. Financials Index	UBS AG	2/23/16	0.65%	3,939,530	162,446
				$8,468,163	$327,867

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 131

Financials UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Banks	$2,294,397	21.2%
Capital Markets	778,836	7.2%
Consumer Finance	299,630	2.8%
Diversified Financial Services	794,159	7.4%
Insurance	1,318,160	12.2%
IT Services	507,712	4.7%
Real Estate Investment Trusts	1,646,994	15.2%
Real Estate Management & Development	61,474	0.6%
Thrifts & Mortgage Finance	32,542	0.3%
Other**	3,067,494	28.4%
Total	$10,801,398	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

132 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (71.0%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	18,883	$714,722
AbbVie, Inc. (Biotechnology)	20,697	1,136,264
ABIOMED, Inc.* (Health Care Equipment & Supplies)	500	42,665
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	880	53,706
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,113	23,028
Aetna, Inc. (Health Care Providers & Services)	4,410	449,114
Agios Pharmaceuticals, Inc.* (Biotechnology)	348	14,693
Akorn, Inc.* (Pharmaceuticals)	1,002	26,042
Alere, Inc.* (Health Care Equipment & Supplies)	1,089	40,511
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,848	415,609
Align Technology, Inc.* (Health Care Equipment & Supplies)	919	60,783
Alkermes PLC* (Biotechnology)	1,887	60,403
Allergan PLC* (Pharmaceuticals)	5,002	1,422,719
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	939	64,735
Amgen, Inc. (Biotechnology)	9,548	1,458,265
AmSurg Corp.* (Health Care Providers & Services)	685	50,135
Anacor Pharmaceuticals, Inc.* (Biotechnology)	573	43,049
Anthem, Inc. (Health Care Providers & Services)	3,301	430,747
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	941	172,457
Baxalta, Inc. (Biotechnology)	6,869	274,829
Baxter International, Inc. (Health Care Equipment & Supplies)	6,929	253,601
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	2,668	387,847
Biogen, Inc.* (Biotechnology)	2,813	768,118
BioMarin Pharmaceutical, Inc.* (Biotechnology)	2,046	151,445
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	268	34,199
Bio-Techne Corp. (Life Sciences Tools & Services)	474	39,195
Bluebird Bio, Inc.* (Biotechnology)	467	19,315
Boston Scientific Corp.* (Health Care Equipment & Supplies)	17,046	298,816
Bristol-Myers Squibb Co. (Pharmaceuticals)	21,119	1,312,757
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,354	38,323
Bruker Corp.* (Life Sciences Tools & Services)	1,411	31,508
Catalent, Inc.* (Pharmaceuticals)	1,234	29,036
Celgene Corp.* (Biotechnology)	9,938	996,980
Centene Corp.* (Health Care Providers & Services)	1,503	93,276
Cepheid* (Biotechnology)	919	27,065
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	581	43,128
Cigna Corp. (Health Care Providers & Services)	3,252	434,467
Clovis Oncology, Inc.* (Biotechnology)	425	8,891
Community Health Systems, Inc.* (Health Care Providers & Services)	1,489	31,984
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	2,124	142,563
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	1,770	104,235
DexCom, Inc.* (Health Care Equipment & Supplies)	1,019	72,634
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	2,739	214,217
Eli Lilly & Co. (Pharmaceuticals)	12,371	978,546
Endo International PLC* (Pharmaceuticals)	2,631	145,942
Envision Healthcare Holdings, Inc.* (Health Care Providers & Services)	2,354	52,023
Express Scripts Holding Co.* (Health Care Providers & Services)	8,575	616,285
Gilead Sciences, Inc. (Biotechnology)	18,246	1,514,417
Haemonetics Corp.* (Health Care Equipment & Supplies)	639	20,218
Halozyme Therapeutics, Inc.* (Biotechnology)	1,401	12,329
Halyard Health, Inc.* (Health Care Equipment & Supplies)	580	14,384
HCA Holdings, Inc.* (Health Care Providers & Services)	3,970	276,233
Health Net, Inc.* (Health Care Providers & Services)	990	65,558
Healthcare Services Group, Inc. (Commercial Services & Supplies)	914	32,328
HealthSouth Corp. (Health Care Providers & Services)	1,163	41,624
Henry Schein, Inc.* (Health Care Providers & Services)	1,042	157,800
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	724	35,389
Hologic, Inc.* (Health Care Equipment & Supplies)	3,116	105,757
Horizon Pharma PLC* (Pharmaceuticals)	1,842	32,235
Humana, Inc. (Health Care Providers & Services)	1,889	307,510
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,157	81,152
Illumina, Inc.* (Life Sciences Tools & Services)	1,863	294,261
Impax Laboratories, Inc.* (Pharmaceuticals)	833	31,213
Incyte Corp.* (Biotechnology)	2,133	150,504
Innoviva, Inc. (Pharmaceuticals)	1,032	10,341
Intercept Pharmaceuticals, Inc.* (Biotechnology)	218	23,158
Intrexon Corp. (Biotechnology)	629	18,329
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	477	257,985
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,516	59,018
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	793	102,091
Johnson & Johnson (Pharmaceuticals)	35,043	3,659,890
Juno Therapeutics, Inc.* (Biotechnology)	892	24,601
Kite Pharma, Inc.* (Biotechnology)	544	25,835
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,274	143,134
LifePoint Health, Inc.* (Health Care Providers & Services)	564	39,362
Magellan Health, Inc.* (Health Care Providers & Services)	337	19,209
Mallinckrodt PLC* (Pharmaceuticals)	1,457	84,637
MannKind Corp.* (Biotechnology)	3,423	3,414
Medivation, Inc.* (Biotechnology)	2,081	68,049
MEDNAX, Inc.* (Health Care Providers & Services)	1,200	83,352
Medtronic PLC (Health Care Equipment & Supplies)	17,803	1,351,603
Merck & Co., Inc. (Pharmaceuticals)	35,394	1,793,414

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 133

Common Stocks, continued

	Shares	Value
Molina Healthcare, Inc.* (Health Care Providers & Services)	528	$28,992
Mylan N.V.* (Pharmaceuticals)	5,244	276,306
Myriad Genetics, Inc.* (Biotechnology)	883	34,411
Neurocrine Biosciences, Inc.* (Biotechnology)	1,018	43,316
Novavax, Inc.* (Biotechnology)	3,426	17,644
NuVasive, Inc.* (Health Care Equipment & Supplies)	616	28,410
OPKO Health, Inc.* (Biotechnology)	4,038	32,466
Owens & Minor, Inc. (Health Care Providers & Services)	784	27,166
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	468	27,809
PAREXEL International Corp.* (Life Sciences Tools & Services)	675	43,173
Patterson Cos., Inc. (Health Care Providers & Services)	1,050	44,583
Perrigo Co. PLC (Pharmaceuticals)	1,863	269,353
Pfizer, Inc. (Pharmaceuticals)	78,188	2,383,952
Portola Pharmaceuticals, Inc.* (Biotechnology)	712	23,517
Puma Biotechnology, Inc.* (Biotechnology)	286	11,938
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,819	119,454
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	1,229	74,760
Radius Health, Inc.* (Biotechnology)	427	13,677
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	995	417,990
ResMed, Inc. (Health Care Equipment & Supplies)	1,767	100,189
Seattle Genetics, Inc.* (Biotechnology)	1,363	44,952
Sirona Dental Systems, Inc.* (Health Care Equipment & Supplies)	713	75,785
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	3,581	189,292
STERIS PLC (Health Care Equipment & Supplies)	1,083	74,987
Stryker Corp. (Health Care Equipment & Supplies)	3,998	396,402
Team Health Holdings, Inc.* (Health Care Providers & Services)	923	37,723
Teleflex, Inc. (Health Care Equipment & Supplies)	537	72,866
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,253	33,981
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	609	79,870
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	5,045	666,242
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	448	25,155
United Therapeutics Corp.* (Biotechnology)	566	69,720
UnitedHealth Group, Inc. (Health Care Providers & Services)	12,073	1,390,328
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	1,160	130,662
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,241	95,718
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,110	282,233
Waters Corp.* (Life Sciences Tools & Services)	1,024	124,119
WellCare Health Plans, Inc.* (Health Care Providers & Services)	573	43,537
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	916	52,414
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	2,160	214,402
Zoetis, Inc. (Pharmaceuticals)	5,801	249,733
TOTAL COMMON STOCKS (Cost $24,768,632)		33,590,433

Contingent Right(NM)

Dyax Corp.*+(a) (Biotechnology)	1,873	2,079
TOTAL CONTINGENT RIGHT (Cost $—)		2,079

Repurchase Agreements(b)(c) (31.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $14,675,339	$14,675,000	$14,675,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,675,000)		14,675,000
TOTAL INVESTMENT SECURITIES (Cost $39,443,632)—102.0%		48,267,512
Net other assets (liabilities)—(2.0)%		(926,420)
NET ASSETS—100.0%		$47,341,092

+                                         This security was fair valued based on procedures approved by the Board of Trustees. As of January 31, 2016, this security represented less than 0.005% of the net assets of the fund.

*                                         Non-income producing security

(a)                                 Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $8,770,000.

(c)                                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

134 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Health Care Index	Goldman Sachs International	2/23/16	0.90%	$18,168,425	$(229,492)
Dow Jones U.S. Health Care Index	UBS AG	2/23/16	0.70%	19,046,954	(223,007)
				$37,215,379	$(452,499)

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Health Care UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Biotechnology	$8,381,441	17.7%
Commercial Services & Supplies	32,328	0.1%
Health Care Equipment & Supplies	5,609,311	11.8%
Health Care Providers & Services	5,382,831	11.4%
Life Sciences Tools & Services	1,350,585	2.9%
Pharmaceuticals	12,836,016	27.1%
Other**	13,748,580	29.0%
Total	$47,341,092	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 135

Common Stocks (72.3%)

	Shares	Value
3M Co. (Industrial Conglomerates)	921	$139,071
A.O. Smith Corp. (Building Products)	121	8,452
Accenture PLC—Class A (IT Services)	940	99,207
Actuant Corp.—Class A (Machinery)	88	2,049
Acuity Brands, Inc. (Electrical Equipment)	54	10,931
AECOM* (Construction & Engineering)	245	6,723
AGCO Corp. (Machinery)	118	5,755
Agilent Technologies, Inc. (Life Sciences Tools & Services)	511	19,240
Air Lease Corp. (Trading Companies & Distributors)	123	3,168
Allegion PLC (Building Products)	126	7,631
Alliance Data Systems Corp.* (IT Services)	91	18,181
Allison Transmission Holdings, Inc. (Machinery)	247	5,876
AMETEK, Inc. (Electrical Equipment)	350	16,468
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	461	22,852
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	61	3,016
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	44	1,691
AptarGroup, Inc. (Containers & Packaging)	94	6,853
Armstrong World Industries, Inc.* (Building Products)	63	2,437
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	121	6,244
Automatic Data Processing, Inc. (IT Services)	709	58,910
Avery Dennison Corp. (Containers & Packaging)	155	9,438
Avnet, Inc. (Electronic Equipment, Instruments & Components)	203	8,104
Ball Corp. (Containers & Packaging)	212	14,167
BE Aerospace, Inc. (Aerospace & Defense)	144	5,825
Belden, Inc. (Electronic Equipment, Instruments & Components)	50	2,136
Bemis Co., Inc. (Containers & Packaging)	126	6,032
Berry Plastics Group, Inc.* (Containers & Packaging)	177	5,505
Booz Allen Hamilton Holding Corp. (IT Services)	165	4,668
Broadridge Financial Solutions, Inc. (IT Services)	174	9,319
BWX Technologies, Inc. (Aerospace & Defense)	148	4,431
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	228	14,768
Carlisle Cos., Inc. (Industrial Conglomerates)	99	8,284
Caterpillar, Inc. (Machinery)	889	55,332
CEB, Inc. (Professional Services)	31	1,828
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	122	4,736
Cintas Corp. (Commercial Services & Supplies)	148	12,716
CLARCOR, Inc. (Machinery)	67	3,140
Clean Harbors, Inc.* (Commercial Services & Supplies)	72	3,190
Cognex Corp. (Electronic Equipment, Instruments & Components)	142	4,580
Colfax Corp.* (Machinery)	136	3,011
Convergys Corp. (IT Services)	129	3,153
CoreLogic, Inc.* (IT Services)	149	5,319
CoStar Group, Inc.* (Internet Software & Services)	30	5,261
Covanta Holding Corp. (Commercial Services & Supplies)	206	2,913
Crane Co. (Machinery)	66	3,152
Crown Holdings, Inc.* (Containers & Packaging)	219	10,048
CSX Corp. (Road & Rail)	1,452	33,424
Cummins, Inc. (Machinery)	232	20,854
Curtiss-Wright Corp. (Aerospace & Defense)	58	4,002
Danaher Corp. (Industrial Conglomerates)	879	76,165
Deere & Co. (Machinery)	469	36,118
Deluxe Corp. (Commercial Services & Supplies)	66	3,689
DigitalGlobe, Inc.* (Aerospace & Defense)	100	1,310
Donaldson Co., Inc. (Machinery)	185	5,213
Dover Corp. (Machinery)	252	14,729
Eagle Materials, Inc. (Construction Materials)	67	3,587
Eaton Corp. PLC (Electrical Equipment)	713	36,013
EMCOR Group, Inc. (Construction & Engineering)	95	4,342
Emerson Electric Co. (Electrical Equipment)	964	44,324
EnerSys (Electrical Equipment)	55	2,664
Equifax, Inc. (Professional Services)	174	18,409
Essendant, Inc. (Commercial Services & Supplies)	40	1,194
Esterline Technologies Corp.* (Aerospace & Defense)	63	4,959
Euronet Worldwide, Inc.* (IT Services)	68	5,424
Expeditors International of Washington, Inc. (Air Freight & Logistics)	280	12,634
Fastenal Co. (Trading Companies & Distributors)	421	17,075
FedEx Corp. (Air Freight & Logistics)	403	53,551
FEI Co. (Electronic Equipment, Instruments & Components)	48	3,478
Fidelity National Information Services, Inc. (IT Services)	435	25,983
First Data Corp.* (IT Services)	266	3,556
Fiserv, Inc.* (IT Services)	330	31,205
FleetCor Technologies, Inc.* (IT Services)	126	15,478
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	216	6,316
Flowserve Corp. (Machinery)	201	7,767
Fluor Corp. (Construction & Engineering)	224	10,054
Fortune Brands Home & Security, Inc. (Building Products)	223	10,835
FTI Consulting, Inc.* (Professional Services)	50	1,695
GATX Corp. (Trading Companies & Distributors)	51	2,090
Generac Holdings, Inc.* (Electrical Equipment)	104	2,956
General Dynamics Corp. (Aerospace & Defense)	438	58,591
General Electric Co. (Industrial Conglomerates)	14,167	412,260
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	82	4,066
Genpact, Ltd.* (IT Services)	253	6,052
Global Payments, Inc. (IT Services)	199	11,731
Graco, Inc. (Machinery)	80	5,814
Graphic Packaging Holding Co. (Containers & Packaging)	503	5,714
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	273	7,172
Hexcel Corp. (Aerospace & Defense)	123	5,090
Hillenbrand, Inc. (Machinery)	95	2,573
Honeywell International, Inc. (Aerospace & Defense)	1,173	121,053

See accompanying notes to the financial statements.

136 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Hub Group, Inc.*—Class A (Air Freight & Logistics)	37	$1,127
Hubbell, Inc.* (Electrical Equipment)	76	6,873
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	61	7,801
IDEX Corp. (Machinery)	124	8,991
Illinois Tool Works, Inc. (Machinery)	502	45,215
Ingersoll-Rand PLC (Machinery)	400	20,588
International Paper Co. (Containers & Packaging)	609	20,833
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	38	3,072
Itron, Inc.* (Electronic Equipment, Instruments & Components)	41	1,351
ITT Corp. (Machinery)	152	4,932
J.B. Hunt Transport Services, Inc. (Road & Rail)	154	11,196
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	286	5,694
Jack Henry & Associates, Inc. (IT Services)	131	10,635
Jacobs Engineering Group, Inc.* (Construction & Engineering)	183	7,179
Joy Global, Inc. (Machinery)	129	1,286
Kansas City Southern (Road & Rail)	154	10,916
KBR, Inc. (Construction & Engineering)	229	3,266
Kennametal, Inc. (Machinery)	131	2,319
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	245	5,733
Kirby Corp.* (Marine)	76	3,849
KLX, Inc.* (Aerospace & Defense)	73	2,134
Knowles Corp.* (Electronic Equipment, Instruments & Components)	150	2,040
L-3 Communications Holdings, Inc. (Aerospace & Defense)	128	14,956
Landstar System, Inc. (Road & Rail)	53	3,043
Lennox International, Inc. (Building Products)	46	5,512
Lincoln Electric Holdings, Inc. (Machinery)	101	5,377
LinkedIn Corp.*—Class A (Internet Software & Services)	168	33,249
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	48	4,891
Lockheed Martin Corp. (Aerospace & Defense)	407	85,877
Louisiana-Pacific Corp.* (Paper & Forest P roducts)	226	3,553
Macquarie Infrastructure Corp. (Transportation Infrastructure)	119	7,980
ManpowerGroup, Inc. (Professional Services)	118	9,009
Martin Marietta Materials, Inc. (Construction Materials)	102	12,809
Masco Corp. (Building Products)	522	13,775
MAXIMUS, Inc. (IT Services)	100	5,337
MDU Resources Group, Inc. (Multi-Utilities)	299	5,047
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	59	18,458
Moog, Inc.*—Class A (Aerospace & Defense)	31	1,436
MRC Global, Inc.* (Trading Companies & Distributors)	139	1,397
MSA Safety, Inc. (Commercial Services & Supplies)	28	1,198
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	64	4,148
Mueller Industries, Inc. (Machinery)	83	2,112
National Instruments Corp. (Electronic Equipment, Instruments & Components)	136	3,876
Navistar International Corp.* (Machinery)	102	742
NeuStar, Inc.*—Class A (IT Services)	74	1,819
Nordson Corp. (Machinery)	75	4,532
Norfolk Southern Corp. (Road & Rail)	441	31,091
Northrop Grumman Corp. (Aerospace & Defense)	271	50,151
NOW, Inc.* (Trading Companies & Distributors)	150	2,034
Old Dominion Freight Line, Inc.* (Road & Rail)	109	5,976
Orbital ATK, Inc. (Aerospace & Defense)	86	7,760
Oshkosh Corp. (Machinery)	120	3,952
Owens Corning (Building Products)	170	7,852
Owens-Illinois, Inc.* (Containers & Packaging)	225	2,912
PACCAR, Inc. (Machinery)	518	25,418
Packaging Corp. of America (Containers & Packaging)	128	6,506
Parker-Hannifin Corp. (Machinery)	212	20,598
Paychex, Inc. (IT Services)	488	23,356
PayPal Holdings, Inc.* (IT Services)	1,665	60,172
Pentair PLC (Machinery)	267	12,581
PerkinElmer, Inc. (Life Sciences Tools & Services)	160	7,731
Quanta Services, Inc.* (Construction & Engineering)	223	4,170
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	328	4,582
Raytheon Co. (Aerospace & Defense)	446	57,195
Regal Beloit Corp. (Electrical Equipment)	56	3,148
Republic Services, Inc. (Commercial Services & Supplies)	354	15,470
Robert Half International, Inc. (Professional Services)	205	8,973
Rockwell Automation, Inc. (Electrical Equipment)	203	19,400
Rockwell Collins, Inc. (Aerospace & Defense)	202	16,338
Roper Technologies, Inc. (Industrial Conglomerates)	136	23,891
Ryder System, Inc. (Road & Rail)	75	3,988
Sabre Corp. (IT Services)	237	6,070
Sealed Air Corp. (Containers & Packaging)	304	12,321
Sensata Technologies Holding N.V.* (Electrical Equipment)	245	8,992
Silgan Holdings, Inc. (Containers & Packaging)	47	2,485
Sonoco Products Co. (Containers & Packaging)	137	5,413
Spirit AeroSystems Holdings, Inc.*—Class A (Aerospace & Defense)	191	8,098
SPX Corp. (Machinery)	48	446
SPX FLOW, Inc.* (Machinery)	48	1,144
Stericycle, Inc.* (Commercial Services & Supplies)	142	17,090
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	589	33,666
Teledyne Technologies, Inc.* (Aerospace & Defense)	36	2,925
Terex Corp. (Machinery)	153	3,427
Tetra Tech, Inc. (Commercial Services & Supplies)	87	2,305
Textron, Inc. (Aerospace & Defense)	427	14,612
The ADT Corp. (Commercial Services & Supplies)	234	6,922

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 137

Common Stocks, continued

	Shares	Value
The Advisory Board Co.* (Professional Services)	50	$2,289
The Boeing Co. (Aerospace & Defense)	951	114,244
The Manitowoc Co., Inc. (Machinery)	213	3,353
The Sherwin-Williams Co. (Chemicals)	130	33,237
The Timken Co. (Machinery)	115	3,053
The Toro Co. (Machinery)	78	5,813
The Valspar Corp. (Chemicals)	117	9,165
Total System Services, Inc. (IT Services)	243	9,759
TransDigm Group, Inc.* (Aerospace & Defense)	75	16,855
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	377	7,272
Trinity Industries, Inc. (Machinery)	248	5,312
Triumph Group, Inc. (Aerospace & Defense)	66	1,683
Tyco International PLC (Commercial Services & Supplies)	627	21,563
Union Pacific Corp. (Road & Rail)	1,272	91,583
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,053	98,139
United Rentals, Inc.* (Trading Companies & Distributors)	159	7,618
United Technologies Corp. (Aerospace & Defense)	1,250	109,613
USG Corp.* (Building Products)	154	2,755
Valmont Industries, Inc. (Machinery)	49	5,223
VeriFone Systems, Inc.* (IT Services)	171	4,000
Verisk Analytics, Inc.*—Class A (Professional Services)	214	15,622
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	211	2,418
Vulcan Materials Co. (Construction Materials)	206	18,170
W.W. Grainger, Inc. (Trading Companies & Distributors)	84	16,522
Wabtec Corp. (Machinery)	127	8,122
Waste Connections, Inc. (Commercial Services & Supplies)	183	10,975
Waste Management, Inc. (Commercial Services & Supplies)	611	32,352
Watsco, Inc. (Trading Companies & Distributors)	55	6,392
WESCO International, Inc.* (Trading Companies & Distributors)	50	2,019
WestRock Co. (Containers & Packaging)	392	13,829
WEX, Inc.* (IT Services)	43	3,122
Woodward, Inc. (Machinery)	82	3,788
Xerox Corp. (IT Services)	1,442	14,060
XPO Logistics, Inc.* (Air Freight & Logistics)	151	3,450
Xylem, Inc. (Machinery)	265	9,527
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	72	4,349
TOTAL COMMON STOCKS (Cost $2,522,313)		3,522,590

Repurchase Agreements(a)(b) (23.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $1,153,027	$1,153,000	$1,153,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,153,000)		1,153,000
TOTAL INVESTMENT SECURITIES (Cost $3,675,313)—96.0%		4,675,590
Net other assets (liabilities)—4.0%		196,214
NET ASSETS—100.0%		$4,871,804

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $1,123,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Industrials Index	Goldman Sachs International	2/23/16	0.90%	$1,280,090	$50,734
Dow Jones U.S. Industrials Index	UBS AG	2/23/16	0.70%	2,515,983	105,329
				$3,796,073	$156,063

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

138 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Industrials UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$716,937	14.6%
Air Freight & Logistics	183,669	3.8%
Building Products	59,249	1.2%
Chemicals	42,402	0.9%
Commercial Services & Supplies	136,159	2.8%
Construction & Engineering	40,470	0.8%
Construction Materials	34,566	0.7%
Containers & Packaging	122,057	2.5%
Electrical Equipment	151,769	3.1%
Electronic Equipment, Instruments & Components	131,088	2.7%
Industrial Conglomerates	659,671	13.5%
Internet Software & Services	38,510	0.8%
IT Services	436,517	9.0%
Life Sciences Tools & Services	45,429	0.9%
Machinery	379,234	7.8%
Marine	3,849	0.1%
Multi-Utilities	5,047	0.1%
Paper & Forest Products	3,553	0.1%
Professional Services	57,825	1.2%
Road & Rail	195,283	4.0%
Trading Companies & Distributors	71,326	1.5%
Transportation Infrastructure	7,980	0.2%
Other**	1,349,214	27.7%
Total	$4,871,804	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 139

Common Stocks (76.7%)

	Shares	Value
2U, Inc.* (Diversified Consumer Services)	19,116	$385,952
Akamai Technologies, Inc.* (Internet Software & Services)	28,388	1,295,061
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	58,568	807,067
Alphabet, Inc.*—Class A (Internet Software & Services)	4,226	3,217,464
Alphabet, Inc.*—Class C (Internet Software & Services)	4,317	3,207,314
Amazon.com, Inc.* (Internet & Catalog Retail)	9,823	5,766,102
Arista Networks, Inc.* (Communications Equipment)	11,442	686,863
Bazaarvoice, Inc.* (Internet Software & Services)	67,852	245,624
Blucora, Inc.* (Internet Software & Services)	35,941	310,171
Citrix Systems, Inc.* (Software)	21,781	1,534,689
Cornerstone OnDemand, Inc.* (Internet Software & Services)	19,332	593,299
Demandware, Inc.* (Internet Software & Services)	13,513	573,357
E*TRADE Financial Corp.* (Capital Markets)	48,970	1,153,733
EarthLink Holdings Corp. (Internet Software & Services)	62,256	368,556
eBay, Inc.* (Internet Software & Services)	92,290	2,165,123
Ebix, Inc. (Software)	15,110	515,553
Endurance International Group Holdings, Inc.* (Internet Software & Services)	36,610	336,080
Expedia, Inc. (Internet & Catalog Retail)	16,081	1,624,824
Facebook, Inc.*—Class A (Internet Software & Services)	62,165	6,975,534
Groupon, Inc.* (Internet & Catalog Retail)	202,640	551,181
IAC/InterActiveCorp (Internet Software & Services)	18,173	943,906
j2 Global, Inc. (Internet Software & Services)	12,298	891,728
Juniper Networks, Inc. (Communications Equipment)	54,029	1,275,084
LinkedIn Corp.*—Class A (Internet Software & Services)	10,520	2,082,013
Netflix, Inc.* (Internet & Catalog Retail)	26,872	2,467,924
NETGEAR, Inc.* (Communications Equipment)	14,121	527,702
NetSuite, Inc.* (Software)	11,039	765,775
Pandora Media, Inc.* (Internet Software & Services)	64,105	623,101
PayPal Holdings, Inc.* (IT Services)	82,547	2,983,249
Rackspace Hosting, Inc.* (Internet Software & Services)	33,155	670,063
salesforce.com, Inc.* (Software)	40,623	2,764,802
Sonus Networks, Inc.* (Communications Equipment)	48,334	290,004
TD Ameritrade Holding Corp. (Capital Markets)	42,751	1,179,073
TripAdvisor, Inc.* (Internet & Catalog Retail)	18,149	1,211,627
TrueCar, Inc.* (Internet Software & Services)	48,287	312,900
Twitter, Inc.* (Internet Software & Services)	75,408	1,266,854
Veeva Systems, Inc.*—Class A (Health Care Technology)	29,870	719,867
VeriSign, Inc.* (Internet Software & Services)	16,111	1,217,992
Vonage Holdings Corp.* (Diversified Telecommunication Services)	93,861	481,507
Web.com Group, Inc.* (Internet Software & Services)	24,967	470,129
Yahoo!, Inc.* (Internet Software & Services)	74,472	2,197,669
TOTAL COMMON STOCKS (Cost $43,369,929)		57,656,516

Repurchase Agreements(a)(b) (27.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $20,781,480	$20,781,000	$20,781,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,781,000)		20,781,000
TOTAL INVESTMENT SECURITIES (Cost $64,150,929)—104.4%		78,437,516
Net other assets (liabilities)—(4.4)%		(3,293,807)
NET ASSETS—100.0%		$75,143,709

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $12,114,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Internet Composite Index	Goldman Sachs International	2/23/16	0.90%	$26,701,206	$431,124
Dow Jones Internet Composite Index	UBS AG	2/23/16	0.70%	28,128,990	498,882
				$54,830,196	$930,006

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

140 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Internet UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Capital Markets	$2,332,806	3.1%
Communications Equipment	2,779,653	3.7%
Diversified Consumer Services	385,952	0.5%
Diversified Telecommunication Services	481,507	0.6%
Health Care Technology	1,526,934	2.0%
Internet & Catalog Retail	11,621,658	15.4%
Internet Software & Services	29,963,938	40.0%
IT Services	2,983,249	4.0%
Software	5,580,819	7.4%
Other**	17,487,193	23.3%
Total	$75,143,709	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Mobile Telecommunications UltraSector ProFund :: 141

Common Stocks (55.2%)

	Shares	Value
SBA Communications Corp.*—Class A (Wireless Telecommunication Services)	10,362	$1,028,739
Sprint Corp.* (Wireless Telecommunication Services)	65,281	197,149
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	7,792	180,696
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	22,831	916,665
TOTAL COMMON STOCKS (Cost $1,286,133)		2,323,249

Repurchase Agreements(a)(b) (33.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $1,395,032	$1,395,000	$1,395,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,395,000)		1,395,000
TOTAL INVESTMENT SECURITIES (Cost $2,681,133)—88.3%		3,718,249
Net other assets (liabilities)—11.7%		491,823
NET ASSETS—100.0%		$4,210,072

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $149,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	2/23/16	0.90%	$1,656,152	$81,676
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	2/23/16	0.70%	2,348,984	140,490
				$4,005,136	$222,166

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mobile Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Wireless Telecommunication Services	$2,323,249	55.2%
Other**	1,886,823	44.8%
Total	$4,210,072	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

142 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (71.8%)

	Shares	Value
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,275	$284,380
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,111	30,186
Apache Corp. (Oil, Gas & Consumable Fuels)	5,412	230,226
Archrock, Inc. (Energy Equipment & Services)	994	5,964
Atwood Oceanics, Inc. (Energy Equipment & Services)	833	5,106
Baker Hughes, Inc. (Energy Equipment & Services)	6,243	271,633
Bristow Group, Inc. (Energy Equipment & Services)	500	11,630
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	5,925	122,944
California Resources Corp. (Oil, Gas & Consumable Fuels)	4,498	6,432
Cameron International Corp.* (Energy Equipment & Services)	2,736	179,646
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	777	21,080
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,379	101,539
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7,409	25,117
Chevron Corp. (Oil, Gas & Consumable Fuels)	26,944	2,329,848
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,354	125,922
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,807	18,219
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	5,571	103,342
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,849	175,895
ConocoPhillips (Oil, Gas & Consumable Fuels)	17,676	690,778
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,175	24,804
Core Laboratories N.V. (Energy Equipment & Services)	607	59,729
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	5,027	7,842
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	5,531	154,315
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	923	17,159
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,014	76,608
Dril-Quip, Inc.* (Energy Equipment & Services)	549	32,193
Energen Corp. (Oil, Gas & Consumable Fuels)	1,128	39,785
Ensco PLCADR—Class A (Energy Equipment & Services)	3,372	32,978
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	7,870	558,927
EQT Corp. (Oil, Gas & Consumable Fuels)	2,184	134,840
Exterran Corp.* (Energy Equipment & Services)	503	8,310
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	59,599	4,639,782
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,084	74,427
FMC Technologies, Inc.* (Energy Equipment & Services)	3,264	82,090
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,550	45,803
Halliburton Co. (Energy Equipment & Services)	12,252	389,490
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,543	78,384
Hess Corp. (Oil, Gas & Consumable Fuels)	3,441	146,243
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,619	91,586
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	26,197	430,941
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	9,696	94,342
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,630	318,858
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,315	45,397
Nabors Industries, Ltd. (Energy Equipment & Services)	4,059	29,874
National Oilwell Varco, Inc. (Energy Equipment & Services)	5,379	175,033
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	2,314	67,268
Noble Corp. PLC (Energy Equipment & Services)	3,464	26,985
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	6,093	197,230
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,992	10,657
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,934	752,587
Oceaneering International, Inc. (Energy Equipment & Services)	1,401	47,424
OGE Energy Corp. (Electric Utilities)	2,859	74,992
Oil States International, Inc.* (Energy Equipment & Services)	727	20,523
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	2,996	74,630
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,107	30,299
PBF Energy, Inc. (Oil, Gas & Consumable Fuels)	1,398	48,916
Phillips 66 (Oil, Gas & Consumable Fuels)	6,797	544,780
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	2,310	286,325
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	2,303	29,524
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,425	71,683
Rowan Cos. PLC—Class A (Energy Equipment & Services)	1,787	22,606
Schlumberger, Ltd. (Energy Equipment & Services)	18,055	1,304,834
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	639	14,147
SM Energy Co. (Oil, Gas & Consumable Fuels)	973	13,603
SolarCity Corp.* (Electrical Equipment)	852	30,374
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	5,504	48,931
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	9,612	263,849

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 143

Common Stocks, continued

	Shares	Value
Superior Energy Services, Inc. (Energy Equipment & Services)	2,158	$22,249
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	698	15,684
Teekay Corp. (Oil, Gas & Consumable Fuels)	677	4,637
Tesoro Corp. (Oil, Gas & Consumable Fuels)	1,724	150,419
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	9,768	188,522
Transocean, Ltd. (Energy Equipment & Services)	4,895	51,006
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	764	14,249
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	2,194	4,958
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6,894	467,896
Weatherford International PLC* (Energy Equipment & Services)	11,153	75,171
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	993	32,670
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	2,922	21,477
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,013	39,456
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,350	18,157
TOTAL COMMON STOCKS (Cost $11,240,907)		17,618,345

Repurchase Agreements(a)(b) (20.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $4,992,115	$4,992,000	$4,992,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,992,000)		4,992,000
TOTAL INVESTMENT SECURITIES (Cost $16,232,907)—92.2%		22,610,345
Net other assets (liabilities)—7.8%		1,918,898
NET ASSETS—100.0%		$24,529,243

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $3,599,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	2/23/16	0.90%	$9,603,854	$697,320
Dow Jones U.S. Oil & Gas Index	UBS AG	2/23/16	0.70%	9,547,302	831,579
				$19,151,156	$1,528,899

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil & Gas UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Electric Utilities	$74,992	0.3%
Electrical Equipment	30,374	NM
Energy Equipment & Services	2,994,565	12.2%
Oil, Gas & Consumable Fuels	14,443,987	59.0%
Semiconductors & Semiconductor Equipment	74,427	0.3%
Other**	6,910,898	28.2%
Total	$24,529,243	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

144 :: Oil Equipment, Services & Distribution UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (73.1%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	1,161	$6,966
Atwood Oceanics, Inc. (Energy Equipment & Services)	969	5,940
Baker Hughes, Inc. (Energy Equipment & Services)	7,275	316,535
Bristow Group, Inc. (Energy Equipment & Services)	584	13,584
Cameron International Corp.* (Energy Equipment & Services)	3,184	209,061
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	6,488	120,352
Core Laboratories N.V. (Energy Equipment & Services)	711	69,962
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	1,079	20,059
Dril-Quip, Inc.* (Energy Equipment & Services)	643	37,706
Ensco PLCADR—Class A (Energy Equipment & Services)	3,924	38,377
Exterran Corp.* (Energy Equipment & Services)	587	9,697
FMC Technologies, Inc.* (Energy Equipment & Services)	3,806	95,721
Halliburton Co. (Energy Equipment & Services)	14,274	453,770
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,793	91,084
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	30,521	502,071
Nabors Industries, Ltd. (Energy Equipment & Services)	4,726	34,783
National Oilwell Varco, Inc. (Energy Equipment & Services)	6,265	203,863
Noble Corp. PLC (Energy Equipment & Services)	4,037	31,448
Oceaneering International, Inc. (Energy Equipment & Services)	1,630	55,176
OGE Energy Corp. (Electric Utilities)	3,328	87,293
Oil States International, Inc.* (Energy Equipment & Services)	852	24,052
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	3,486	86,836
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,451	35,245
Rowan Cos. PLC—Class A (Energy Equipment & Services)	2,079	26,299
Schlumberger, Ltd. (Energy Equipment & Services)	21,035	1,520,200
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	743	16,450
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	11,196	307,331
Superior Energy Services, Inc. (Energy Equipment & Services)	2,512	25,899
Teekay Corp. (Oil, Gas & Consumable Fuels)	791	5,418
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	11,383	219,692
Transocean, Ltd. (Energy Equipment & Services)	5,707	59,467
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	889	16,580
Weatherford International PLC* (Energy Equipment & Services)	12,997	87,600
TOTAL COMMON STOCKS (Cost $4,060,970)		4,834,517

Repurchase Agreements(a)(b) (17.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $1,158,027	$1,158,000	$1,158,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,158,000)		1,158,000
TOTAL INVESTMENT SECURITIES (Cost $5,218,970)—90.6%		5,992,517
Net other assets (liabilities)—9.4%		624,865
NET ASSETS—100.0%		$6,617,382

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $800,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	Goldman Sachs International	2/23/16	0.90%	$1,798,312	$153,542
Dow Jones U.S. Oil Equipment, Services & Distribution Index	UBS AG	2/23/16	0.75%	3,281,732	346,855
				$5,080,044	$500,397

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Oil Equipment, Services & Distribution UltraSector ProFund :: 145

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Electric Utilities	$87,293	1.3%
Energy Equipment & Services	3,489,074	52.8%
Oil, Gas & Consumable Fuels	1,258,150	19.0%
Other**	1,782,865	26.9%
Total	$6,617,382	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

146 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (60.7%)

	Shares	Value
Akorn, Inc.* (Pharmaceuticals)	675	$17,543
Allergan PLC* (Pharmaceuticals)	3,349	952,556
Anacor Pharmaceuticals, Inc.* (Biotechnology)	405	30,428
Bristol-Myers Squibb Co. (Pharmaceuticals)	14,183	881,615
Catalent, Inc.* (Pharmaceuticals)	814	19,153
Eli Lilly & Co. (Pharmaceuticals)	8,341	659,773
Endo International PLC* (Pharmaceuticals)	1,736	96,296
Horizon Pharma PLC* (Pharmaceuticals)	1,260	22,050
Impax Laboratories, Inc.* (Pharmaceuticals)	527	19,747
Innoviva, Inc. (Pharmaceuticals)	710	7,114
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	530	68,232
Johnson & Johnson (Pharmaceuticals)	23,578	2,462,487
Mallinckrodt PLC* (Pharmaceuticals)	1,025	59,542
Merck & Co., Inc. (Pharmaceuticals)	23,774	1,204,629
Mylan N.V.* (Pharmaceuticals)	3,500	184,415
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	282	16,756
Perrigo Co. PLC (Pharmaceuticals)	1,284	185,641
Pfizer, Inc. (Pharmaceuticals)	52,608	1,604,018
Zoetis, Inc. (Pharmaceuticals)	3,920	168,756
TOTAL COMMON STOCKS (Cost $5,382,407)		8,660,751

Repurchase Agreements(a)(b) (33.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $4,735,110	$4,735,000	$4,735,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,735,000)		4,735,000
TOTAL INVESTMENT SECURITIES (Cost $10,117,407)—93.8%		13,395,751
Net other assets (liabilities)—6.2%		891,735
NET ASSETS—100.0%		$14,287,486

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $2,476,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	2/23/16	0.90%	$5,701,535	$42,756
Dow Jones U.S. Pharmaceuticals Index	UBS AG	2/23/16	0.75%	7,068,773	68,655
				$12,770,308	$111,411

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Pharmaceuticals UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Biotechnology	$30,428	0.2%
Pharmaceuticals	8,630,323	60.5%
Other**	5,626,735	39.3%
Total	$14,287,486	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 147

Common Stocks (65.0%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	24,514	$721,692
AngloGold Ashanti, Ltd.*ADR (Metals & Mining)	45,273	383,915
Barrick Gold Corp.ADR (Metals & Mining)	131,196	1,300,151
Coeur Mining, Inc.* (Metals & Mining)	15,509	34,275
Companhia de Minas Buenaventura S.A.A.*ADR (Metals & Mining)	20,795	83,180
Eldorado Gold Corp. (Metals & Mining)	80,703	180,775
Franco-Nevada Corp. (Metals & Mining)	17,716	781,453
Gold Fields, Ltd.ADR (Metals & Mining)	78,137	265,666
Goldcorp, Inc. (Metals & Mining)	93,517	1,060,483
Harmony Gold Mining Co., Ltd.*ADR (Metals & Mining)	41,745	74,724
Hecla Mining Co. (Metals & Mining)	42,591	79,219
Kinross Gold Corp.* (Metals & Mining)	129,134	211,780
New Gold, Inc.* (Metals & Mining)	57,342	139,341
Newmont Mining Corp. (Metals & Mining)	59,626	1,190,135
Pan American Silver Corp. (Metals & Mining)	17,074	113,030
Randgold Resources, Ltd.ADR (Metals & Mining)	10,335	730,891
Royal Gold, Inc. (Metals & Mining)	7,342	218,718
Sibanye Gold, Ltd.ADR (Metals & Mining)	18,556	164,406
Silver Wheaton Corp. (Metals & Mining)	45,515	535,256
Stillwater Mining Co.* (Metals & Mining)	13,623	89,231
Tahoe Resources, Inc. (Metals & Mining)	25,614	198,509
Yamana Gold, Inc. (Metals & Mining)	106,663	181,327
TOTAL COMMON STOCKS (Cost $7,400,047)		8,738,157

Repurchase Agreements(a)(b) (26.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $3,594,083	$3,594,000	$3,594,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,594,000)		3,594,000
TOTAL INVESTMENT SECURITIES (Cost $10,994,047)—91.8%		12,332,157
Net other assets (liabilities)—8.2%		1,102,825
NET ASSETS—100.0%		$13,434,982

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $2,313,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	2/23/16	0.90%	$7,432,755	$672,434
Dow Jones Precious Metals Index	UBS AG	2/23/16	1.00%	4,003,145	270,535
				$11,435,900	$942,969

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Precious Metals UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Metals & Mining	$8,738,157	65.0%
Other**	4,696,825	35.0%
Total	$13,434,982	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

148 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (66.7%)

	Shares	Value
Alexander & Baldwin, Inc. (Real Estate Management & Development)	844	$25,573
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,321	104,597
American Campus Communities, Inc. (Real Estate Investment Trusts)	2,037	85,961
American Capital Agency Corp. (Real Estate Investment Trusts)	6,268	106,995
American Homes 4 Rent—Class A (Real Estate Investment Trusts)	2,833	42,467
American Tower Corp. (Real Estate Investment Trusts)	7,646	721,325
Annaly Capital Management, Inc. (Real Estate Investment Trusts)	17,125	162,688
Apartment Investment & Management Co.—Class A (Real Estate Investment Trusts)	2,842	111,264
Apple Hospitality REIT, Inc. (Real Estate Investment Trusts)	2,835	51,852
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	2,472	423,924
Blackstone Mortgage Trust, Inc.—Class A (Real Estate Investment Trusts)	1,676	41,531
Boston Properties, Inc. (Real Estate Investment Trusts)	2,782	323,296
Brandywine Realty Trust (Real Estate Investment Trusts)	3,156	40,491
Brixmor Property Group, Inc. (Real Estate Investment Trusts)	3,089	82,229
Camden Property Trust (Real Estate Investment Trusts)	1,582	120,707
Care Capital Properties, Inc. (Real Estate Investment Trusts)	1,518	45,449
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	2,743	29,487
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	5,259	147,095
Chimera Investment Corp. (Real Estate Investment Trusts)	3,405	42,188
Colony Capital, Inc.—Class A (Real Estate Investment Trusts)	2,035	35,063
Columbia Property Trust, Inc. (Real Estate Investment Trusts)	2,249	50,085
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	2,167	41,628
Corporate Office Properties Trust (Real Estate Investment Trusts)	1,703	37,977
Corrections Corp. of America (Real Estate Investment Trusts)	2,099	60,472
Cousins Properties, Inc. (Real Estate Investment Trusts)	3,679	31,713
Crown Castle International Corp. (Real Estate Investment Trusts)	6,042	520,821
CubeSmart (Real Estate Investment Trusts)	3,100	96,999
CYS Investments, Inc. (Real Estate Investment Trusts)	2,808	19,347
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	1,613	57,729
DDR Corp. (Real Estate Investment Trusts)	5,502	94,139
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	3,611	29,971
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	2,630	210,610
Douglas Emmett, Inc. (Real Estate Investment Trusts)	2,525	74,690
Duke Realty Corp. (Real Estate Investment Trusts)	6,243	125,672
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	1,172	38,875
EastGroup Properties, Inc. (Real Estate Investment Trusts)	595	31,767
EPR Properties (Real Estate Investment Trusts)	1,094	65,585
Equinix, Inc. (Real Estate Investment Trusts)	1,286	399,393
Equity Commonwealth* (Real Estate Investment Trusts)	2,292	61,618
Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	1,440	94,925
Equity Residential (Real Estate Investment Trusts)	6,562	505,866
Essex Property Trust, Inc. (Real Estate Investment Trusts)	1,185	252,535
Extra Space Storage, Inc. (Real Estate Investment Trusts)	2,230	202,239
Federal Realty Investment Trust (Real Estate Investment Trusts)	1,256	189,442
Forest City Realty Trust, Inc.*—Class A (Real Estate Management & Development)	3,910	77,027
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	688	11,627
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	1,653	43,110
General Growth Properties, Inc. (Real Estate Investment Trusts)	10,496	294,308
Hatteras Financial Corp. (Real Estate Investment Trusts)	1,750	21,455
HCP, Inc. (Real Estate Investment Trusts)	8,396	301,752
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	1,831	53,172
Healthcare Trust of America, Inc.—Class A (Real Estate Investment Trusts)	2,305	64,632
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,720	72,739
Hospitality Properties Trust (Real Estate Investment Trusts)	2,739	64,613
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	13,568	187,917
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	2,146	24,293
Iron Mountain, Inc. (Real Estate Investment Trusts)	3,471	95,591
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	825	116,094
Kilroy Realty Corp. (Real Estate Investment Trusts)	1,653	92,353
Kimco Realty Corp. (Real Estate Investment Trusts)	7,471	203,136
Kite Realty Group Trust (Real Estate Investment Trusts)	1,508	39,962
Lamar Advertising Co.—Class A (Real Estate Investment Trusts)	1,480	83,043

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 149

Common Stocks, continued

	Shares	Value
LaSalle Hotel Properties (Real Estate Investment Trusts)	2,049	$45,406
Lexington Realty Trust (Real Estate Investment Trusts)	3,803	27,876
Liberty Property Trust (Real Estate Investment Trusts)	2,660	77,991
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	1,594	33,139
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	4,310	47,410
MFA Financial, Inc. (Real Estate Investment Trusts)	6,692	42,494
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,341	125,813
National Retail Properties, Inc. (Real Estate Investment Trusts)	2,457	105,504
New Residential Investment Corp. (Real Estate Investment Trusts)	4,155	47,325
NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	1,122	10,592
NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	3,404	40,405
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	2,973	94,274
Outfront Media, Inc. (Real Estate Investment Trusts)	2,486	54,071
Paramount Group, Inc. (Real Estate Investment Trusts)	3,036	49,790
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	1,308	31,941
Piedmont Office Realty Trust, Inc.—Class A (Real Estate Investment Trusts)	2,613	48,367
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	3,122	126,472
Post Properties, Inc. (Real Estate Investment Trusts)	976	55,915
Potlatch Corp. (Real Estate Investment Trusts)	733	21,140
Prologis, Inc. (Real Estate Investment Trusts)	9,480	374,176
Public Storage (Real Estate Investment Trusts)	2,648	671,428
Rayonier, Inc. (Real Estate Investment Trusts)	2,236	47,157
Realogy Holdings Corp.* (Real Estate Management & Development)	2,638	86,526
Realty Income Corp. (Real Estate Investment Trusts)	4,517	252,003
Redwood Trust, Inc. (Real Estate Investment Trusts)	1,534	16,521
Regency Centers Corp. (Real Estate Investment Trusts)	1,695	122,701
Retail Properties of America, Inc. (Real Estate Investment Trusts)	4,298	66,662
RLJ Lodging Trust (Real Estate Investment Trusts)	2,278	41,665
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	916	43,006
Senior Housing Properties Trust (Real Estate Investment Trusts)	4,302	62,293
Simon Property Group, Inc. (Real Estate Investment Trusts)	5,571	1,037,767
SL Green Realty Corp. (Real Estate Investment Trusts)	1,812	175,057
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	695	78,313
Spirit Realty Capital, Inc. (Real Estate Investment Trusts)	7,980	83,630
Starwood Property Trust, Inc. (Real Estate Investment Trusts)	4,306	81,986
Sun Communities, Inc. (Real Estate Investment Trusts)	1,053	70,119
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	3,889	46,201
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	1,708	54,639
Taubman Centers, Inc. (Real Estate Investment Trusts)	1,104	78,428
The GEO Group, Inc. (Real Estate Investment Trusts)	1,347	39,844
The Howard Hughes Corp.* (Real Estate Management & Development)	630	59,869
The Macerich Co. (Real Estate Investment Trusts)	2,423	188,921
The RMR Group, Inc.*—Class A (Real Estate Management & Development)	6	125
The St Joe Co.* (Real Estate Management & Development)	1,348	21,447
Two Harbors Investment Corp. (Real Estate Investment Trusts)	6,558	49,841
UDR, Inc. (Real Estate Investment Trusts)	4,737	168,590
Urban Edge Properties (Real Estate Investment Trusts)	1,657	40,265
Ventas, Inc. (Real Estate Investment Trusts)	6,026	333,358
VEREIT, Inc. (Real Estate Investment Trusts)	16,346	126,028
Vornado Realty Trust (Real Estate Investment Trusts)	3,198	282,895
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	1,230	31,033
Weingarten Realty Investors (Real Estate Investment Trusts)	2,072	72,292
Welltower, Inc. (Real Estate Investment Trusts)	6,384	397,212
Weyerhaeuser Co. (Real Estate Investment Trusts)	9,229	236,355
WP Carey, Inc. (Real Estate Investment Trusts)	1,757	102,345
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	3,328	30,218
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	2,023	29,596
TOTAL COMMON STOCKS (Cost $7,299,560)		14,671,541

Repurchase Agreements(a)(b) (30.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $6,757,157	$6,757,000	$6,757,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,757,000)		6,757,000
TOTAL INVESTMENT SECURITIES (Cost $14,056,560)—97.4%		21,428,541
Net other assets (liabilities)—2.6%		564,815
NET ASSETS—100.0%		$21,993,356

See accompanying notes to the financial statements.

150 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $3,592,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	2/23/16	0.90%	$9,841,936	$172,641
Dow Jones U.S. Real Estate Index	UBS AG	2/23/16	0.60%	8,462,731	171,649
				$18,304,667	$344,290

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Real Estate UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Real Estate Investment Trusts	$14,137,785	64.3%
Real Estate Management & Development	533,756	2.4%
Other**	7,321,815	33.3%
Total	$21,993,356	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 151

Common Stocks (70.9%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	11,974	$26,343
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	5,854	315,296
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	21,466	378,875
Atmel Corp. (Semiconductors & Semiconductor Equipment)	7,841	63,198
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	7,270	972,072
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	1,053	60,832
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,932	54,154
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	6,235	49,007
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	2,136	43,767
Infinera Corp.* (Communications Equipment)	2,608	39,955
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,744	69,917
Intel Corp. (Semiconductors & Semiconductor Equipment)	88,180	2,735,343
InterDigital, Inc. (Communications Equipment)	649	29,231
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	2,925	195,946
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	2,973	213,432
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	4,467	190,875
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	8,791	77,800
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	5,306	177,220
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,806	170,547
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	20,267	223,545
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	2,088	66,190
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	9,532	279,192
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	7,692	65,844
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,638	104,465
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,229	24,703
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	713	32,513
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	3,570	246,044
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	5,898	18,461
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	665	48,751
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	3,853	74,864
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	18,959	1,003,499
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	4,818	242,201
TOTAL COMMON STOCKS (Cost $6,585,303)		8,294,082

Repurchase Agreements(a)(b) (25.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $2,923,067	$2,923,000	$2,923,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,923,000)		2,923,000
TOTAL INVESTMENT SECURITIES (Cost $9,508,303)—95.9%		11,217,082
Net other assets (liabilities)—4.1%		477,272
NET ASSETS—100.0%		$11,694,354

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $1,717,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	2/23/16	0.90%	$4,179,142	$174,292
Dow Jones U.S. Semiconductors Index	UBS AG	2/23/16	0.75%	5,058,496	228,118
				$9,237,638	$402,410

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

152 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Semiconductor UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Communications Equipment	$69,186	0.6%
Semiconductors & Semiconductor Equipment	8,224,896	70.3%
Other**	3,400,272	29.1%
Total	$11,694,354	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 153

Common Stocks (73.3%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	300	$2,403
ACI Worldwide, Inc.* (Software)	294	5,263
Adobe Systems, Inc.* (Software)	1,324	118,008
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,704	3,749
Akamai Technologies, Inc.* (Internet Software & Services)	468	21,350
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	510	7,028
Alphabet, Inc.*—Class A (Internet Software & Services)	795	605,273
Alphabet, Inc.*—Class C (Internet Software & Services)	817	606,990
Amdocs, Ltd. (IT Services)	428	23,429
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	822	44,273
ANSYS, Inc.* (Software)	234	20,636
Apple, Inc. (Technology Hardware, Storage & Peripherals)	14,895	1,449,878
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,067	54,133
Arista Networks, Inc.* (Communications Equipment)	82	4,922
ARRIS International PLC* (Communications Equipment)	467	11,894
Aspen Technology, Inc.* (Software)	213	6,910
athenahealth, Inc.* (Health Care Technology)	96	13,613
Atmel Corp. (Semiconductors & Semiconductor Equipment)	1,129	9,100
Autodesk, Inc.* (Software)	600	28,092
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	1,042	139,326
Blackbaud, Inc. (Software)	123	7,562
Brocade Communications Systems, Inc. (Communications Equipment)	1,108	8,842
CA, Inc. (Software)	820	23,559
CACI International, Inc.*—Class A (IT Services)	41	3,406
Cadence Design Systems, Inc.* (Software)	818	16,000
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	160	9,243
CDK Global, Inc. (Software)	449	19,778
CDW Corp. (Electronic Equipment, Instruments & Components)	413	15,880
Cerner Corp.* (Health Care Technology)	793	46,002
Ciena Corp.* (Communications Equipment)	326	5,793
Cisco Systems, Inc. (Communications Equipment)	13,570	322,831
Citrix Systems, Inc.* (Software)	428	30,157
Cognizant Technology Solutions Corp.* (IT Services)	1,635	103,512
CommScope Holding Co., Inc.* (Communications Equipment)	322	7,219
CommVault Systems, Inc.* (Software)	108	4,052
Computer Sciences Corp. (IT Services)	371	11,898
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,144	58,510
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	287	8,045
CSRA, Inc. (IT Services)	367	9,828
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	904	7,105
Demandware, Inc.* (Internet Software & Services)	76	3,225
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	195	5,405
DST Systems, Inc. (IT Services)	72	7,590
eBay, Inc.* (Internet Software & Services)	2,950	69,207
EchoStar Corp.* (Communications Equipment)	119	4,180
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	129	5,338
EMC Corp. (Technology Hardware, Storage & Peripherals)	5,184	128,408
EPAM Systems, Inc.* (IT Services)	108	8,089
F5 Networks, Inc.* (Communications Equipment)	164	15,380
Facebook, Inc.*—Class A (Internet Software & Services)	6,080	682,236
Fair Isaac Corp. (Software)	66	6,308
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	326	6,680
Finisar Corp.* (Communications Equipment)	301	3,823
FireEye, Inc.* (Software)	387	5,453
Fortinet, Inc.* (Software)	400	11,256
Garmin, Ltd. (Household Durables)	293	10,308
Gartner, Inc.* (IT Services)	211	18,545
Guidewire Software, Inc.* (Software)	168	9,247
Harris Corp. (Communications Equipment)	317	27,569
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	4,806	66,131
HP, Inc. (Technology Hardware, Storage & Peripherals)	4,836	46,958
IAC/InterActiveCorp (Internet Software & Services)	189	9,817
IMS Health Holdings, Inc.* (Health Care Technology)	406	9,387
Infinera Corp.* (Communications Equipment)	375	5,745
Ingram Micro, Inc.—Class A (Electronic Equipment, Instruments & Components)	436	12,295
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	401	10,217
Intel Corp. (Semiconductors & Semiconductor Equipment)	12,629	391,751
InterDigital, Inc. (Communications Equipment)	83	3,738
International Business Machines Corp. (IT Services)	2,403	299,869
Intuit, Inc. (Software)	692	66,093
j2 Global, Inc. (Internet Software & Services)	123	8,919
Juniper Networks, Inc. (Communications Equipment)	933	22,019
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	436	29,208
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	445	31,947
Leidos Holdings, Inc. (IT Services)	191	8,809
Lexmark International, Inc.—Class A (Technology Hardware, Storage & Peripherals)	183	5,162
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	649	27,732
Lumentum Holdings, Inc.* (Communications Equipment)	127	2,506
Manhattan Associates, Inc.* (Software)	174	10,031

See accompanying notes to the financial statements.

154 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	1,270	$11,240
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	768	25,651
Medidata Solutions, Inc.* (Health Care Technology)	158	6,751
Mentor Graphics Corp. (Software)	275	4,780
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	563	25,228
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,878	31,744
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	302	9,573
Microsoft Corp. (Software)	21,359	1,176,666
Motorola Solutions, Inc. (Communications Equipment)	454	30,314
NCR Corp.* (Technology Hardware, Storage & Peripherals)	314	6,701
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	799	17,522
NetScout Systems, Inc.* (Communications Equipment)	273	5,883
NetSuite, Inc.* (Software)	90	6,243
Nuance Communications, Inc.* (Software)	681	12,006
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,370	40,127
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,100	9,416
Oracle Corp. (Software)	8,578	311,467
Palo Alto Networks, Inc.* (Communications Equipment)	174	26,011
Pandora Media, Inc.* (Internet Software & Services)	554	5,385
Pitney Bowes, Inc. (Commercial Services & Supplies)	541	10,593
Plantronics, Inc. (Communications Equipment)	76	3,407
Polycom, Inc.* (Communications Equipment)	347	3,536
Proofpoint, Inc.* (Software)	102	5,137
PTC, Inc.* (Software)	331	9,801
Qlik Technologies, Inc.* (Software)	249	6,235
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	381	15,088
QUALCOMM, Inc. (Communications Equipment)	3,996	181,179
Rackspace Hosting, Inc.* (Internet Software & Services)	331	6,690
Red Hat, Inc.* (Software)	487	34,114
salesforce.com, Inc.* (Software)	1,644	111,891
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	554	39,168
Science Applications International Corp. (IT Services)	105	4,475
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	824	23,937
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	194	3,899
ServiceNow, Inc.* (Software)	412	25,631
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	95	4,332
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	518	35,701
SolarWinds, Inc.* (Software)	185	11,091
Solera Holdings, Inc. (Software)	203	11,015
Splunk, Inc.* (Software)	332	15,368
SS&C Technologies Holdings, Inc. (Software)	202	12,987
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	840	2,629
Symantec Corp. (Software)	1,787	35,454
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	86	6,305
Synopsys, Inc.* (Software)	436	18,704
Tableau Software, Inc.*—Class A (Software)	148	11,876
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	82	5,117
Teradata Corp.* (IT Services)	350	8,519
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	573	11,133
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,711	143,492
The Ultimate Software Group, Inc.* (Software)	57	10,011
Twitter, Inc.* (Internet Software & Services)	1,582	26,578
Tyler Technologies, Inc.* (Software)	72	11,308
Vantiv, Inc.* (IT Services)	437	20,561
Verint Systems, Inc.* (Software)	184	6,736
VeriSign, Inc.* (Internet Software & Services)	269	20,336
ViaSat, Inc.* (Communications Equipment)	117	7,313
Viavi Solutions, Inc.* (Communications Equipment)	622	3,110
VMware, Inc.*—Class A (Software)	191	8,738
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	621	29,796
Workday, Inc.* (Software)	317	19,974
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	665	33,430
Yahoo!, Inc.* (Internet Software & Services)	2,314	68,286
Zillow Group, Inc.*—Class A (Internet Software & Services)	117	2,535
Zillow Group, Inc.*—Class C (Internet Software & Services)	290	5,945
TOTAL COMMON STOCKS (Cost $4,985,534)		8,847,942

Repurchase Agreements(a)(b) (18.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $2,251,052	$2,251,000	$2,251,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,251,000)		2,251,000
TOTAL INVESTMENT SECURITIES (Cost $7,236,534)—92.0%		11,098,942
Net other assets (liabilities)—8.0%		959,160
NET ASSETS—100.0%		$12,058,102

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 155

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $1,529,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Technology Index	Goldman Sachs International	2/23/16	0.90%	$4,011,226	$83,372
Dow Jones U.S. Technology Index	UBS AG	2/23/16	0.70%	5,245,649	170,854
				$9,256,875	$254,226

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Technology UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Commercial Services & Supplies	$10,593	0.1%
Communications Equipment	707,214	5.9%
Electronic Equipment, Instruments & Components	91,802	0.8%
Health Care Technology	82,781	0.7%
Household Durables	10,308	0.1%
Internet Software & Services	2,142,772	17.7%
IT Services	528,530	4.4%
Semiconductors & Semiconductor Equipment	1,181,497	9.8%
Software	2,265,638	18.7%
Technology Hardware, Storage & Peripherals	1,826,807	15.1%
Other**	3,210,160	26.7%
Total	$12,058,102	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

156 :: Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (52.7%)

	Shares	Value
AT&T, Inc. (Diversified Telecommunication Services)	78,382	$2,826,455
CenturyLink, Inc. (Diversified Telecommunication Services)	7,013	178,270
Frontier Communications Corp. (Diversified Telecommunication Services)	14,912	67,850
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	3,684	179,816
SBA Communications Corp.*—Class A (Wireless Telecommunication Services)	1,594	158,252
Sprint Corp.* (Wireless Telecommunication Services)	10,156	30,671
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,217	28,222
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	3,525	141,529
Verizon Communications, Inc. (Diversified Telecommunication Services)	51,843	2,590,595
TOTAL COMMON STOCKS (Cost $5,580,064)		6,201,660

Repurchase Agreements(a)(b) (13.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $1,572,037	$1,572,000	$1,572,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,572,000)		1,572,000
TOTAL INVESTMENT SECURITIES (Cost $7,152,064)—66.0%		7,773,660
Net other assets (liabilities)—34.0%		4,004,207
NET ASSETS—100.0%		$11,777,867

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $606,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	2/23/16	0.90%	$5,725,350	$65,474
Dow Jones U.S. Telecommunications Index	UBS AG	2/23/16	0.75%	5,652,926	61,769
				$11,378,276	$127,243

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Diversified Telecommunication Services	$5,842,986	49.7%
Wireless Telecommunication Services	358,674	3.0%
Other**	5,576,207	47.3%
Total	$11,777,867	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 157

Common Stocks (63.8%)

	Shares	Value
AGL Resources, Inc. (Gas Utilities)	1,411	$89,684
ALLETE, Inc. (Electric Utilities)	537	28,407
Alliant Energy Corp. (Multi-Utilities)	1,330	86,902
Ameren Corp. (Multi-Utilities)	2,848	127,932
American Electric Power Co., Inc. (Electric Utilities)	5,760	351,187
American Water Works Co., Inc. (Water Utilities)	2,106	136,700
Aqua America, Inc. (Water Utilities)	2,071	65,299
Atmos Energy Corp. (Gas Utilities)	1,191	82,441
Avista Corp. (Multi-Utilities)	731	27,069
Black Hills Corp. (Multi-Utilities)	601	29,617
Calpine Corp.* (Independent Power and Renewable Electricity Producers)	3,853	58,989
CenterPoint Energy, Inc. (Multi-Utilities)	5,050	90,244
Cleco Corp. (Electric Utilities)	710	37,729
CMS Energy Corp. (Multi-Utilities)	3,252	126,438
Consolidated Edison, Inc. (Multi-Utilities)	3,441	238,771
Dominion Resources, Inc. (Multi-Utilities)	6,987	504,253
DTE Energy Co. (Multi-Utilities)	2,106	179,031
Duke Energy Corp. (Electric Utilities)	8,078	608,274
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	1,302	15,416
Edison International (Electric Utilities)	3,824	236,323
El Paso Electric Co. (Electric Utilities)	474	19,401
Entergy Corp. (Electric Utilities)	2,094	147,795
Eversource Energy (Electric Utilities)	3,723	200,297
Exelon Corp. (Electric Utilities)	10,792	319,119
FirstEnergy Corp. (Electric Utilities)	4,965	164,143
Great Plains Energy, Inc. (Electric Utilities)	1,809	50,435
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,261	37,729
IDACORP, Inc. (Electric Utilities)	591	41,128
ITC Holdings Corp. (Electric Utilities)	1,801	71,860
National Fuel Gas Co. (Gas Utilities)	993	45,013
New Jersey Resources Corp. (Gas Utilities)	1,007	35,467
NextEra Energy, Inc. (Electric Utilities)	5,405	603,793
NiSource, Inc. (Multi-Utilities)	3,740	78,577
NorthWestern Corp. (Multi-Utilities)	565	31,550
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	3,687	39,230
ONE Gas, Inc. (Gas Utilities)	612	34,615
Pepco Holdings, Inc. (Electric Utilities)	2,976	79,400
PG&E Corp. (Multi-Utilities)	5,756	316,062
Piedmont Natural Gas Co., Inc. (Gas Utilities)	931	55,152
Pinnacle West Capital Corp. (Electric Utilities)	1,301	86,269
PNM Resources, Inc. (Electric Utilities)	935	29,368
Portland General Electric Co. (Electric Utilities)	1,042	40,503
PPL Corp. (Electric Utilities)	7,884	276,413
Public Service Enterprise Group, Inc. (Multi-Utilities)	5,938	245,239
Questar Corp. (Gas Utilities)	2,052	41,840
SCANA Corp. (Multi-Utilities)	1,677	105,567
Sempra Energy (Multi-Utilities)	2,767	262,173
South Jersey Industries, Inc. (Gas Utilities)	811	20,161
Southwest Gas Corp. (Gas Utilities)	556	32,709
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	754	5,391
TECO Energy, Inc. (Multi-Utilities)	2,761	74,878
The AES Corp. (Independent Power and Renewable Electricity Producers)	7,897	75,021
The Southern Co. (Electric Utilities)	10,667	521,830
UGI Corp. (Gas Utilities)	2,024	68,816
Vectren Corp. (Multi-Utilities)	971	40,627
WEC Energy Group, Inc. (Multi-Utilities)	3,705	204,627
Westar Energy, Inc. (Electric Utilities)	1,659	72,266
WGL Holdings, Inc. (Gas Utilities)	585	39,072
Xcel Energy, Inc. (Electric Utilities)	5,956	227,638
TOTAL COMMON STOCKS (Cost $5,031,203)		7,961,880

Repurchase Agreements(a)(b) (25.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $3,125,072	$3,125,000	$3,125,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,125,000)		3,125,000
TOTAL INVESTMENT SECURITIES (Cost $8,156,203)—88.8%		11,086,880
Net other assets (liabilities)—11.2%		1,391,491
NET ASSETS—100.0%		$12,478,371

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $1,665,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Utilities Index	Goldman Sachs International	2/23/16	0.90%	$5,686,929	$230,026
Dow Jones U.S. Utilities Index	UBS AG	2/23/16	0.70%	4,933,520	178,021
				$10,620,449	$408,047

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

158 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Utilities UltraSector ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Electric Utilities	$4,251,307	34.0%
Gas Utilities	544,970	4.4%
Independent Power and Renewable Electricity Producers	194,047	1.6%
Multi-Utilities	2,769,557	22.2%
Water Utilities	201,999	1.6%
Other**	4,516,491	36.2%
Total	$12,478,371	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2015 (unaudited) :: Schedule of Portfolio Investments :: Short Oil & Gas ProFund :: 159

Repurchase Agreements(a)(b) (121.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $5,589,129	$5,589,000	$5,589,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,589,000)		5,589,000
TOTAL INVESTMENT SECURITIES (Cost $5,589,000)—121.0%		5,589,000
Net other assets (liabilities)—(21.0)%		(970,463)
NET ASSETS—100.0%		$4,618,537

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $1,522,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	2/23/16	(0.55)%	$(3,075,160)	$(430,662)
Dow Jones U.S. Oil & Gas Index	UBS AG	2/23/16	(0.30)%	(1,527,207)	(133,083)
				$(4,602,367)	$(563,745)

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

160 :: Short Precious Metals ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Repurchase Agreements(a)(b) (47.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $6,513,151	$6,513,000	$6,513,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,513,000)		6,513,000
TOTAL INVESTMENT SECURITIES (Cost $6,513,000)—47.0%		6,513,000
Net other assets (liabilities)—53.0%		7,348,631
NET ASSETS—100.0%		$13,861,631

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $1,673,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	2/23/16	(0.30)%	$(7,321,941)	$(314,473)
Dow Jones Precious Metals Index	UBS AG	2/23/16	(0.20)%	(6,517,370)	(229,412)
				$(13,839,311)	$(543,885)

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Short Real Estate ProFund :: 161

Repurchase Agreements(a)(b) (104.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $3,020,070	$3,020,000	$3,020,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,020,000)		3,020,000
TOTAL INVESTMENT SECURITIES (Cost $3,020,000)—104.6%		3,020,000
Net other assets (liabilities)—(4.6)%		(131,873)
NET ASSETS—100.0%		$2,888,127

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $809,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	2/23/16	(0.55)%	$(1,414,663)	$(32,370)
Dow Jones U.S. Real Estate Index	UBS AG	2/23/16	(0.15)%	(1,469,623)	(29,880)
				$(2,884,286)	$(62,250)

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

162 :: U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

U.S. Treasury Obligation (11.9%)

	Principal Amount	Value
U.S. Treasury Bond, 3.00%, 11/15/45	$10,320,000	$10,846,481
TOTAL U.S. TREASURY OBLIGATION (Cost $10,223,665)		10,846,481

Repurchase Agreements(a)(b) (82.1%)

Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $75,211,739	75,210,000	75,210,000
TOTAL REPURCHASE AGREEMENTS (Cost $75,210,000)		75,210,000
TOTAL INVESTMENT SECURITIES (Cost $85,433,665)—94.0%		86,056,481
Net other assets (liabilities)—6.0%		5,513,077
NET ASSETS—100.0%		$91,569,558

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $1,572,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 11/15/45	Citibank North America	2/8/16	0.20%	$96,903,641	$219,628
30-Year U.S. Treasury Bond, 3.00% due on 11/15/45	Societe’ Generale	2/8/16	0.68%	6,200,992	237,258
				$103,104,633	$456,886

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Rising Rates Opportunity 10 ProFund :: 163

Repurchase Agreements(a)(b) (102.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $13,586,314	$13,586,000	$13,586,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,586,000)		13,586,000
TOTAL INVESTMENT SECURITIES (Cost $13,586,000)—102.4%		13,586,000
Net other assets (liabilities)—(2.4)%		(316,535)
NET ASSETS—100.0%		$13,269,465

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $154,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
10-Year U.S. Treasury Note, 2.25% due on 11/15/25	Citibank North America	2/8/16	(0.45)%	$(6,173,906)	$(168,764)
10-Year U.S. Treasury Note, 2.25% due on 11/15/25	Societe’ Generale	2/8/16	(0.20)%	(6,997,094)	(162,360)
				$(13,171,000)	$(331,124)

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

164 :: Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Repurchase Agreements(a)(b) (107.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $54,564,261	$54,563,000	$54,563,000
TOTAL REPURCHASE AGREEMENTS (Cost $54,563,000)		54,563,000
TOTAL INVESTMENT SECURITIES (Cost $54,563,000)—107.7%		54,563,000
Net other assets (liabilities)—(7.7)%		(3,923,560)
NET ASSETS—100.0%		$50,639,440

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $3,373,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 11/15/45	Citibank North America	2/8/16	(0.50)%	$(52,130,375)	$(3,117,611)
30-Year U.S. Treasury Bond, 3.00% due on 11/15/45	Societe’ Generale	2/8/16	(0.24)%	(10,405,055)	(401,187)
				$(62,535,430)	$(3,518,798)

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 165

Repurchase Agreements(a)(b) (113.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $57,090,320	$57,089,000	$57,089,000
TOTAL REPURCHASE AGREEMENTS (Cost $57,089,000)		57,089,000
TOTAL INVESTMENT SECURITIES (Cost $57,089,000)—113.3%		57,089,000
Net other assets (liabilities)—(13.3)%		(6,695,149)
NET ASSETS—100.0%		$50,393,851

(a)                                 A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2016, the aggregate amount held in a segregated account was $4,864,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

166 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

At January 31, 2016, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	2/5/16	2,406,242	$3,521,870	$3,428,192	$93,678
Canadian dollar vs. U.S. dollar	2/5/16	4,399,036	3,125,976	3,140,602	(14,626)
Euro vs. U.S. dollar	2/5/16	16,171,986	17,390,545	17,519,468	(128,923)
Japanese yen vs. U.S. dollar	2/5/16	359,003,210	3,028,234	2,966,015	62,219
Swedish krona vs. U.S. dollar	2/5/16	10,102,154	1,176,531	1,177,407	(876)
Swiss franc vs. U.S. dollar	2/5/16	1,303,405	1,292,085	1,272,977	19,108
Total Short Contracts			$29,535,241	$29,504,661	$30,580

Long:
British pound vs. U.S. dollar	2/5/16	639,271	$910,908	$910,774	$(134)
Canadian dollar vs. U.S. dollar	2/5/16	1,149,450	819,656	820,626	970
Euro vs. U.S. dollar	2/5/16	4,114,506	4,462,642	4,457,334	(5,308)
Japanese yen vs. U.S. dollar	2/5/16	113,250,299	938,233	935,652	(2,581)
Swedish krona vs. U.S. dollar	2/5/16	2,873,868	335,566	334,950	(616)
Swiss franc vs. U.S. dollar	2/5/16	272,658	266,625	266,292	(333)
Total Long Contracts			$7,733,630	$7,725,628	$(8,002)

At January 31, 2016, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	2/5/16	2,556,375	$3,721,974	$3,642,087	$79,887
Canadian dollar vs. U.S. dollar	2/5/16	3,317,524	2,346,271	2,368,478	(22,207)
Euro vs. U.S. dollar	2/5/16	15,368,686	16,561,524	16,649,235	(87,711)
Japanese yen vs. U.S. dollar	2/5/16	597,171,136	5,040,814	4,933,711	107,103
Swedish krona vs. U.S. dollar	2/5/16	11,264,692	1,312,389	1,312,901	(512)
Swiss franc vs. U.S. dollar	2/5/16	863,876	856,068	843,709	12,359
Total Short Contracts			$29,839,040	$29,750,121	$88,919

Long:
British pound vs. U.S. dollar	2/5/16	107,353	$154,128	$152,947	$(1,181)
Canadian dollar vs. U.S. dollar	2/5/16	134,475	95,733	96,006	273
Euro vs. U.S. dollar	2/5/16	582,392	637,428	630,918	(6,510)
Japanese yen vs. U.S. dollar	2/5/16	12,135,590	102,140	100,262	(1,878)
Swedish krona vs. U.S. dollar	2/5/16	298,263	35,073	34,763	(310)
Swiss franc vs. U.S. dollar	2/5/16	33,932	33,482	33,140	(342)
Total Long Contracts			$1,057,984	$1,048,036	$(9,948)

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 167

Repurchase Agreements(a)(b) (100.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%—0.32%, dated 1/29/16, due 2/1/16, total to be received $6,240,144	$6,240,000	$6,240,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,240,000)		6,240,000
TOTAL INVESTMENT SECURITIES (Cost $6,240,000)—100.1%		6,240,000
Net other assets (liabilities)—(0.1)%		(4,537)
NET ASSETS—100.0%		$6,235,463

(a)                                 A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2016, the aggregate amount held in a segregated account was $470,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

168 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

At January 31, 2016, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	2/5/16	70,683	$101,100	$100,702	$398
Canadian dollar vs. U.S. dollar	2/5/16	119,950	83,689	85,636	(1,947)
Euro vs. U.S. dollar	2/5/16	449,565	488,362	487,023	1,339
Japanese yen vs. U.S. dollar	2/5/16	14,003,720	119,188	115,696	3,492
Swedish krona vs. U.S. dollar	2/5/16	302,118	35,227	35,212	15
Swiss franc vs. U.S. dollar	2/5/16	30,161	30,007	29,457	550
Total Short Contracts			$857,573	$853,726	$3,847

Long:
British pound vs. U.S. dollar	2/5/16	324,840	$475,448	$462,802	$(12,646)
Canadian dollar vs. U.S. dollar	2/5/16	611,081	434,237	436,269	2,032
Euro vs. U.S. dollar	2/5/16	2,011,644	2,163,220	2,179,259	16,039
Japanese yen vs. U.S. dollar	2/5/16	58,177,851	490,737	480,654	(10,083)
Swedish krona vs. U.S. dollar	2/5/16	1,632,116	190,082	190,223	141
Swiss franc vs. U.S. dollar	2/5/16	126,349	125,252	123,399	(1,853)
Total Long Contracts			$3,878,976	$3,872,606	$(6,370)

At January 31, 2016, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	2/5/16	268,853	$391,093	$383,037	$(8,056)
Canadian dollar vs. U.S. dollar	2/5/16	315,301	222,850	225,103	2,253
Euro vs. U.S. dollar	2/5/16	1,759,485	1,897,950	1,906,089	8,139
Japanese yen vs. U.S. dollar	2/5/16	57,749,129	487,284	477,112	(10,172)
Swedish krona vs. U.S. dollar	2/5/16	923,622	107,751	107,648	(103)
Swiss franc vs. U.S. dollar	2/5/16	134,018	132,820	130,889	(1,931)
Total Long Contracts			$3,239,748	$3,229,878	$(9,870)

See accompanying notes to the financial statements.

Statements of Assets and Liabilities

170 :: Statements of Assets and Liabilities :: January 31, 2016 (unaudited)

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$86,738,888	$8,901,851	$4,367,788	$72,956,398
Securities, at value	61,033,583	9,550,529	2,041,424	27,078,546
Repurchase agreements, at value	42,963,000	2,089,000	2,930,000	60,974,000
Total Investment Securities, at value	103,996,583	11,639,529	4,971,424	88,052,546
Cash	1,241	681	1,810	909
Segregated cash balances with brokers	653,438	127,040	74,490	471,910
Segregated cash balances with custodian	—	—	159	—
Dividends and interest receivable	55,681	5,834	861	5,948
Receivable for investments sold	226,976	77,305	3,842	—
Receivable for capital shares issued	2,792,311	2,990	4,639	286,683
Unrealized gain on swap agreements	977,275	1,353	57,410	1,504,468
Variation margin on futures contracts	279,825	67,680	42,900	145,140
Prepaid expenses and other assets	42,547	20,332	20,473	41,423
TOTAL ASSETS	109,025,877	11,942,744	5,178,008	90,509,027
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	141,729	36,134	—	—
Payable for capital shares redeemed	765,262	49,243	415,503	35,287,344
Advisory fees payable	54,167	8,307	3,612	46,284
Management services fees payable	10,833	1,661	722	9,918
Administration fees payable	2,750	421	183	2,519
Distribution and services fees payable—Service Class	8,341	3,006	1,701	4,575
Trustee fees payable	12	14	1	9
Transfer agency fees payable	14,337	5,496	1,883	11,024
Fund accounting fees payable	3,570	547	238	3,269
Compliance services fees payable	436	435	82	378
Service fees payable	505	77	34	462
Other accrued expenses	51,437	130,613	26,373	58,624
TOTAL LIABILITIES	1,053,379	235,954	450,332	35,424,406
NET ASSETS	$107,972,498	$11,706,790	$4,727,676	$55,084,621
NET ASSETS CONSIST OF:
Capital	$111,540,589	$20,546,802	$34,007,345	$41,552,751
Accumulated net investment income (loss)	(50,444)	(183,800)	(495,247)	(234,563)
Accumulated net realized gains (losses) on investments	(21,335,679)	(11,264,744)	(29,319,396)	(2,269,870)
Net unrealized appreciation (depreciation) on investments	17,818,032	2,608,532	534,974	16,036,303
NET ASSETS	$107,972,498	$11,706,790	$4,727,676	$55,084,621
NET ASSETS:
Investor Class	$99,632,425	$8,282,575	$3,005,004	$50,819,961
Service Class	8,340,073	3,424,215	1,722,672	4,264,660
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,124,875	126,392	52,327	1,172,008
Service Class	109,837	59,861	34,679	115,930
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$88.57	$65.53	$57.43	$43.36
Service Class	75.93	57.20	49.67	36.79

(a)           Amount is less than $0.50.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Statements of Assets and Liabilities :: 171

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$9,462,236	$31,431,679	$3,586,140	$19,645,262	$3,400,754	$6,972,904
10,609,310	37,497,472	4,253,513	21,979,384	3,973,668	8,772,588
—	—	—	—	65,000	—
10,609,310	37,497,472	4,253,513	21,979,384	4,038,668	8,772,588
—	—	170,908	—	8,197	—
—	—	—	—	—	—
—	—	—	—	—	—
18,185	16,457	2,910	11,004	1,493	18,451
21,910	210,944	24,099	1,273,126	—	69,614
102,685	1,700,123	337,472	27,947	36,086	19,312
—	—	—	—	—	—
—	—	—	—	—	—
22,395	40,607	19,497	31,266	20,488	35,611
10,774,485	39,465,603	4,808,399	23,322,727	4,104,932	8,915,576

89,909	52,386	—	250,492	—	42,348
35,264	1,883,259	617,939	85,341	48,457	137,894
5,108	51,316	1,776	997,624	169,784	4,318
5,851	18,402	421	17,674	1,680	8,578
1,170	3,681	84	3,535	336	1,716
325	934	125	896	104	435
3,770	9,708	1,038	4,585	639	2,021
1	4	— (a)	3	1	3
2,569	7,367	934	4,166	894	3,315
422	1,213	162	1,163	135	564
36	180	23	112	36	128
60	171	23	164	19	80
6,934	—	3,955	11,922	—	14,147
151,419	2,028,621	626,480	1,377,677	222,085	215,547
$10,623,066	$37,436,982	$4,181,919	$21,945,050	$3,882,847	$8,700,029

$10,613,189	$32,676,724	$4,571,386	$35,465,780	$21,050,122	$10,481,622
14,250	(19,149)	(148,316)	(226,912)	(134,607)	(164,576)
(1,151,447)	(1,286,386)	(908,524)	(15,627,940)	(17,670,582)	(3,416,701)
1,147,074	6,065,793	667,373	2,334,122	637,914	1,799,684
$10,623,066	$37,436,982	$4,181,919	$21,945,050	$3,882,847	$8,700,029

$7,055,303	$24,573,028	$3,057,303	$16,856,974	$2,726,433	$5,809,272
3,567,763	12,863,954	1,124,616	5,088,076	1,156,414	2,890,757

146,114	400,460	52,905	266,126	45,112	96,678
80,180	239,457	22,434	93,239	21,946	56,438

$48.29	$61.36	$57.79	$63.34	$60.44	$60.09
44.50	53.72	50.13	54.57	52.69	51.22

See accompanying notes to the financial statements.

172 :: Statements of Assets and Liabilities :: January 31, 2016 (unaudited)

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$7,260,101	$37,601,988	$32,719,089	$25,696,516
Securities, at value	7,944,015	43,401,664	33,625,822	17,464,176
Repurchase agreements, at value	—	15,114,000	8,082,000	12,003,000
Total Investment Securities, at value	7,944,015	58,515,664	41,707,822	29,467,176
Cash	—	340	429	5,193
Segregated cash balances with brokers	—	711,875	849,580	229,200
Segregated cash balances with custodian	—	—	91	496
Dividends and interest receivable	9,384	53,027	21,332	7,083
Receivable for investments sold	—	161,405	272,177	32,976
Receivable for capital shares issued	268,126	751,638	195,273	301,896
Unrealized gain on swap agreements	—	1,911,312	1,201,258	1,216,534
Variation margin on futures contracts	—	304,850	452,610	132,000
Prepaid expenses and other assets	23,508	23,906	23,286	24,057
TOTAL ASSETS	8,245,033	62,434,017	44,723,858	31,416,611
LIABILITIES:
Cash overdraft	37,441	—	—	—
Payable for investments purchased	229,180	100,975	127,223	—
Payable for capital shares redeemed	842	3,947,602	808,387	9,047,964
Advisory fees payable	4,356	41,728	29,241	21,189
Management services fees payable	871	8,346	5,848	4,238
Administration fees payable	239	2,114	1,481	1,070
Distribution and services fees payable—Service Class	1,146	4,770	710	538
Trustee fees payable	1	9	7	6
Transfer agency fees payable	2,418	13,280	6,317	6,053
Fund accounting fees payable	310	2,744	1,922	1,389
Compliance services fees payable	41	391	325	222
Service fees payable	44	388	272	196
Other accrued expenses	—	43,073	33,989	35,781
TOTAL LIABILITIES	276,889	4,165,420	1,015,722	9,118,646
NET ASSETS	$7,968,144	$58,268,597	$43,708,136	$22,297,965
NET ASSETS CONSIST OF:
Capital	$20,617,805	$96,410,207	$44,390,537	$41,041,810
Accumulated net investment income (loss)	309,402	(23,610)	(96,798)	(672,358)
Accumulated net realized gains (losses) on investments	(13,642,977)	(60,250,216)	(9,902,884)	(22,649,995)
Net unrealized appreciation (depreciation) on investments	683,914	22,132,216	9,317,281	4,578,508
NET ASSETS	$7,968,144	$58,268,597	$43,708,136	$22,297,965
NET ASSETS:
Investor Class	$6,565,592	$52,082,678	$42,872,530	$21,840,428
Service Class	1,402,552	6,185,919	835,606	457,537
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	594,043	576,279	616,260	766,635
Service Class	122,569	79,677	13,975	18,745
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$11.05	$90.38	$69.57	$28.49
Service Class	11.44	77.64	59.79	24.41

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Statements of Assets and Liabilities :: 173

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund

$10,844,335	$172,161,997	$3,478,000	$8,150,847	$10,297,491	$14,414,914
12,118,327	148,430,548	—	8,135,411	9,490,864	12,947,361
3,783,000	109,874,000	3,478,000	1,347,000	2,121,000	4,338,000
15,901,327	258,304,548	3,478,000	9,482,411	11,611,864	17,285,361
6	44	377	448	643	345
60,970	3,401,205	—	—	—	—
—	131	—	—	—	—
15,888	27,418	81	28,452	35,221	2,984
—	—	—	—	—	—
729,698	1,119,123	547,211	3,193,736	886,800	1,592,108
610,542	11,591,129	143,707	252,031	854,736	424,539
26,600	1,046,070	—	—	—	—
17,093	32,027	8,479	9,350	15,984	26,960
17,362,124	275,521,695	4,177,855	12,966,428	13,405,248	19,332,297

—	—	—	—	—	—
—	—	—	2,512,708	1,002,676	950,379
849,615	56,553,438	89,767	106,918	40,387	268,085
10,962	162,446	2,496	4,400	5,292	10,172
2,192	32,489	499	880	1,058	2,035
555	8,227	126	223	268	513
672	7,813	138	168	129	1,674
3	31	1	2	1	2
2,937	42,714	786	1,714	2,602	4,940
720	10,679	164	289	348	666
111	1,365	29	66	55	91
102	1,510	23	41	49	94
—	201,247	9,923	7,331	4,785	—
867,869	57,021,959	103,952	2,634,740	1,057,650	1,238,651
$16,494,255	$218,499,736	$4,073,903	$10,331,688	$12,347,598	$18,093,646

$21,273,781	$336,743,556	$26,714,554	$279,524,361	$48,290,612	$28,952,482
(68,082)	(227,969)	(501,904)	(34,880)	(7,291)	(201,192)
(10,316,064)	(211,682,346)	(22,282,454)	(270,741,388)	(38,104,832)	(13,952,630)
5,604,620	93,666,495	143,707	1,583,595	2,169,109	3,294,986
$16,494,255	$218,499,736	$4,073,903	$10,331,688	$12,347,598	$18,093,646

$15,772,325	$209,507,483	$3,961,388	$10,106,557	$12,162,140	$15,651,672
721,930	8,992,253	112,515	225,131	185,458	2,441,974

282,121	2,453,020	334,314	1,832,075	843,156	1,857,064
14,365	124,159	10,265	42,957	13,145	313,269

$55.91	$85.41	$11.85	$5.52	$14.42	$8.43
50.26	72.43	10.96	5.24	14.11	7.80

See accompanying notes to the financial statements.

174 :: Statements of Assets and Liabilities :: January 31, 2016 (unaudited)

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$25,282,000	$35,946,000	$14,144,000	$5,789,000
Repurchase agreements, at value	25,282,000	35,946,000	14,144,000	5,789,000
Total Investment Securities, at value	25,282,000	35,946,000	14,144,000	5,789,000
Cash	676	368	922	349
Segregated cash balances with brokers	3,847,650	447,098	86,190	38,440
Segregated cash balances with custodian	—	—	958	—
Interest receivable	585	831	327	134
Receivable for capital shares issued	1,449,942	979,188	43,260	33,731,670
Variation margin on futures contracts	2,508,454	—	—	—
Prepaid expenses and other assets	23,464	25,202	9,899	48,710
TOTAL ASSETS	33,112,771	37,398,687	14,285,556	39,608,303
LIABILITIES:
Payable for capital shares redeemed	503,051	983,307	145,859	155,221
Unrealized loss on swap agreements	—	832,280	403,566	263,321
Variation margin on futures contracts	—	211,575	56,100	14,160
Advisory fees payable	24,535	34,814	12,852	1,518
Management services fees payable	4,089	6,963	2,570	304
Administration fees payable	1,036	1,773	677	264
Distribution and services fees payable—Service Class	1,343	5,205	5,201	132
Trustee fees payable	5	4	1	2
Transfer agency fees payable	5,806	5,465	3,088	1,454
Fund accounting fees payable	1,345	2,302	878	343
Compliance services fees payable	223	240	91	97
Service fees payable	190	325	124	48
Other accrued expenses	31,431	34,764	9,482	—
TOTAL LIABILITIES	573,054	2,119,017	640,489	436,864
NET ASSETS	$32,539,717	$35,279,670	$13,645,067	$39,171,439
NET ASSETS CONSIST OF:
Capital	$102,669,627	$135,236,197	$51,316,080	$65,363,599
Accumulated net investment income (loss)	864,990	(59,594)	(334,065)	(253,894)
Accumulated net realized gains (losses) on investments	(67,129,222)	(99,417,727)	(37,109,644)	(25,729,970)
Net unrealized appreciation (depreciation) on investments	(3,865,678)	(479,206)	(227,304)	(208,296)
NET ASSETS	$32,539,717	$35,279,670	$13,645,067	$39,171,439
NET ASSETS:
Investor Class	$30,881,738	$28,902,085	$7,297,944	$38,820,478
Service Class	1,657,979	6,377,585	6,347,123	350,961
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,797,448	3,021,462	319,246	2,279,546
Service Class	109,153	695,759	278,586	22,118
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$17.18	$9.57	$22.86	$17.03
Service Class	15.19	9.17	22.78	15.87

(a)           Amount is less than $0.50.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Statements of Assets and Liabilities :: 175

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$17,206,000	$6,383,000	$9,628,000	$3,985,000	$10,366,000	$19,955,000
17,206,000	6,383,000	9,628,000	3,985,000	10,366,000	19,955,000
17,206,000	6,383,000	9,628,000	3,985,000	10,366,000	19,955,000
781	179	843	993	669	972
24,038	6,800	65,910	33,800	105,710	—
—	—	322	—	278	—
398	148	223	92	240	461
1,647,856	35,831	1,306,177	1,876,709	1,390,921	39,673
—	—	—	—	—	—
20,543	20,223	21,796	11,483	17,104	9,508
18,899,616	6,446,181	11,023,271	5,908,077	11,880,922	20,005,614

508,958	426,020	552,453	318,218	1,115,401	29,505
1,013,275	410,582	587,660	236,132	649,441	856,939
11,375	4,230	42,900	15,200	38,940	—
10,372	4,314	6,057	1,173	6,370	12,141
2,074	863	1,211	235	1,274	2,428
529	248	310	127	351	618
347	36	1,129	236	176	9,683
2	— (a)	1	— (a)	1	2
2,296	602	1,783	565	2,174	5,764
686	321	402	165	455	803
83	23	52	29	69	160
97	45	57	23	64	113
6,893	594	2,955	701	—	31,932
1,556,987	847,878	1,196,970	572,804	1,814,716	950,088
$17,342,629	$5,598,303	$9,826,301	$5,335,273	$10,066,206	$19,055,526

$225,074,736	$27,715,972	$84,703,012	$29,787,202	$125,580,660	$71,425,117
(20,396)	(67,021)	(214,035)	(99,262)	(14,312)	(301,665)
(206,724,045)	(21,648,208)	(74,209,804)	(24,153,712)	(115,002,020)	(51,210,987)
(987,666)	(402,440)	(452,872)	(198,955)	(498,122)	(856,939)
$17,342,629	$5,598,303	$9,826,301	$5,335,273	$10,066,206	$19,055,526

$16,788,667	$5,563,820	$8,577,461	$4,492,252	$9,945,616	$7,974,774
553,962	34,483	1,248,840	843,021	120,590	11,080,752

2,951,120	981,782	345,187	691,610	880,364	298,182
103,504	6,576	51,718	141,107	10,747	441,613

$5.69	$5.67	$24.85	$6.50	$11.30	$26.74
5.35	5.24	24.15	5.97	11.22	25.09

See accompanying notes to the financial statements.

176 :: Statements of Assets and Liabilities :: January 31, 2016 (unaudited)

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
ASSETS:
Total Investment Securities, at cost	$12,261,000	$26,164,000	$4,388,000	$2,328,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	12,261,000	26,164,000	4,388,000	2,328,000
Total Investment Securities, at value	12,261,000	26,164,000	4,388,000	2,328,000
Cash	918	715	904	958
Segregated cash balances with brokers	—	—	—	330,415
Segregated cash balances with custodian	—	—	—	—
Dividends and interest receivable	283	605	101	54
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	53,340	3,153,473	151,618	626,791
Due from Advisor under an expense limitation agreement	—	—	—	512
Unrealized gain on swap agreements	—	—	—	—
Prepaid expenses and other assets	8,135	17,381	22,490	20,826
TOTAL ASSETS	12,323,676	29,336,174	4,563,113	3,307,556
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	301,634	5,064,314	68,780	74,848
Unrealized loss on swap agreements	762,215	3,416,194	186,123	—
Variation margin on futures contracts	—	—	—	229,679
Advisory fees payable	7,658	13,879	3,118	—
Management services fees payable	1,532	2,776	623	—
Administration fees payable	410	724	171	65
Distribution and services fees payable—Service Class	2,557	1,429	101	29
Trustee fees payable	1	2	— (a)	— (a)
Transfer agency fees payable	2,106	2,479	538	258
Fund accounting fees payable	532	940	222	85
Compliance services fees payable	73	67	26	12
Service fees payable	75	133	31	12
Other accrued expenses	3,872	7,608	—	5,776
TOTAL LIABILITIES	1,082,665	8,510,545	259,733	310,764
NET ASSETS	$11,241,011	$20,825,629	$4,303,380	$2,996,792
NET ASSETS CONSIST OF:
Capital	$59,495,698	$36,927,380	$14,424,241	$14,523,953
Accumulated net investment income (loss)	(196,968)	(173,258)	(68,642)	(34,438)
Accumulated net realized gains (losses) on investments	(47,295,504)	(12,512,299)	(9,866,096)	(11,693,517)
Net unrealized appreciation (depreciation) on investments	(762,215)	(3,416,194)	(186,123)	200,794
NET ASSETS	$11,241,011	$20,825,629	$4,303,380	$2,996,792
NET ASSETS:
Investor Class	$8,249,968	$19,479,432	$4,161,212	$2,962,416
Service Class	2,991,043	1,346,197	142,168	34,376
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	658,802	543,087	235,871	204,191
Service Class	252,048	40,606	8,711	2,520
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$12.52	$35.87	$17.64	$14.51
Service Class	11.87	33.15	16.32	13.64

(a)           Amount is less than $0.50.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Statements of Assets and Liabilities :: 177

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$5,339,240	$2,760,632	$360,716,827	$8,492,374	$28,703,759	$6,651,482
7,054,824	3,613,600	330,712,397	7,826,518	28,776,998	7,733,904
2,100,000	1,111,000	134,435,000	2,514,000	9,122,000	2,604,000
9,154,824	4,724,600	465,147,397	10,340,518	37,898,998	10,337,904
136	346	—	755	34	1,215
—	—	—	—	—	—
—	—	—	692	—	663
15,727	3,510	509,825	18,885	12,484	13,628
—	—	3,551,715	—	—	7,011
240,020	15,717	673,715	119,025	51,188	269,879
—	—	—	—	—	—
422,266	152,889	—	313,918	561,600	327,867
15,378	12,795	43,866	31,452	29,340	21,557
9,848,351	4,909,857	469,926,518	10,825,245	38,553,644	10,979,724

—	—	47,166	—	—	—
—	—	—	4,365	—	2,427
274,817	41,519	5,020,977	13,831	95,323	135,033
—	—	19,495,793	—	—	—
—	—	—	—	—	—
6,322	4,366	334,895	7,733	26,097	8,494
1,265	873	66,980	1,546	5,219	1,699
319	220	16,876	393	1,323	430
1,699	196	19,453	909	2,618	1,196
2	2	68	2	6	3
2,714	1,554	47,416	1,928	5,278	3,118
415	286	21,907	510	1,718	558
85	59	3,455	75	271	126
59	40	3,097	72	243	79
18,382	6,871	450,152	5,913	53,040	25,163
306,079	55,986	25,528,235	37,277	191,136	178,326
$9,542,272	$4,853,871	$444,398,283	$10,787,968	$38,362,508	$10,801,398

$16,136,305	$47,550,573	$401,522,115	$10,595,476	$33,177,429	$31,428,021
(10,092)	(94,486)	(6,697,608)	6,419	(57,635)	(224,308)
(10,821,791)	(44,719,073)	(35,361,001)	(1,975,989)	(4,514,125)	(24,416,604)
4,237,850	2,116,857	84,934,777	2,162,062	9,756,839	4,014,289
$9,542,272	$4,853,871	$444,398,283	$10,787,968	$38,362,508	$10,801,398

$7,604,882	$4,629,093	$425,896,205	$10,006,570	$36,155,840	$10,103,978
1,937,390	224,778	18,502,078	781,398	2,206,668	697,420

290,669	125,713	8,642,697	117,764	466,951	792,965
77,860	6,627	452,695	9,882	31,697	62,151

$26.16	$36.82	$49.28	$84.97	$77.43	$12.74
24.88	33.92	40.87	79.07	69.62	11.22

See accompanying notes to the financial statements.

178 :: Statements of Assets and Liabilities :: January 31, 2016 (unaudited)

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$39,443,632	$3,675,313	$64,150,929	$2,681,133
Securities, at value	33,592,512	3,522,590	57,656,516	2,323,249
Repurchase agreements, at value	14,675,000	1,153,000	20,781,000	1,395,000
Total Investment Securities, at value	48,267,512	4,675,590	78,437,516	3,718,249
Cash	406	251	839	766
Segregated cash balances with custodian	506	—	—	19
Dividends and interest receivable	26,746	2,984	480	32
Receivable for investments sold	—	359,076	—	477,147
Receivable for capital shares issued	5,658	71,104	973,143	156,095
Unrealized gain on swap agreements	—	156,063	930,006	222,166
Prepaid expenses	19,239	19,514	22,156	15,905
TOTAL ASSETS	48,320,067	5,284,582	80,364,140	4,590,379
LIABILITIES:
Payable for investments purchased	—	4,374	—	—
Payable for capital shares redeemed	395,058	390,408	5,076,049	373,242
Unrealized loss on swap agreements	452,499	—	—	—
Advisory fees payable	29,800	4,027	54,480	2,865
Management services fees payable	5,960	805	10,896	573
Administration fees payable	1,509	204	2,753	229
Distribution and services fees payable—Service Class	4,626	208	5,034	681
Trustee fees payable	6	1	12	1
Transfer agency fees payable	6,523	1,004	11,555	780
Fund accounting fees payable	1,959	265	3,573	297
Compliance services fees payable	371	34	469	47
Service fees payable	277	37	505	42
Other accrued expenses	80,387	11,411	55,105	1,550
TOTAL LIABILITIES	978,975	412,778	5,220,431	380,307
NET ASSETS	$47,341,092	$4,871,804	$75,143,709	$4,210,072
NET ASSETS CONSIST OF:
Capital	$40,723,988	$4,897,334	$75,098,203	$13,823,058
Accumulated net investment income (loss)	(666,340)	(140,086)	(412,156)	(153,235)
Accumulated net realized gains (losses) on investments	(1,087,937)	(1,041,784)	(14,758,931)	(10,719,033)
Net unrealized appreciation (depreciation) on investments	8,371,381	1,156,340	15,216,593	1,259,282
NET ASSETS	$47,341,092	$4,871,804	$75,143,709	$4,210,072
NET ASSETS:
Investor Class	$42,454,773	$4,625,554	$70,997,331	$4,084,175
Service Class	4,886,319	246,250	4,146,378	125,897
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,007,361	77,446	1,917,328	91,331
Service Class	132,287	4,539	136,501	3,300
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$42.14	$59.73	$37.03	$44.72
Service Class	36.94	54.25	30.38	38.15

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Statements of Assets and Liabilities :: 179

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$16,232,907	$5,218,970	$10,117,407	$10,994,047	$14,056,560	$9,508,303
17,618,345	4,834,517	8,660,751	8,738,157	14,671,541	8,294,082
4,992,000	1,158,000	4,735,000	3,594,000	6,757,000	2,923,000
22,610,345	5,992,517	13,395,751	12,332,157	21,428,541	11,217,082
120	954	383	226	5,661	165
—	—	—	—	—	643
8,223	6,523	11,345	83	22,302	7,272
—	—	802,089	—	—	572,097
529,877	185,463	7,114	525,172	352,751	17,690
1,528,899	500,397	111,411	942,969	344,290	402,410
12,147	7,773	12,938	12,447	22,558	17,785
24,689,611	6,693,627	14,341,031	13,813,054	22,176,103	12,235,144

—	—	—	—	6,311	314,256
119,381	66,341	20,267	353,358	138,334	197,102
—	—	—	—	—	—
14,302	3,249	12,721	9,208	15,406	9,298
2,860	650	2,544	1,842	3,081	1,860
726	177	645	470	781	470
2,052	212	1,932	556	1,016	1,441
3	1	2	2	3	3
3,424	808	2,569	3,009	2,613	2,261
942	230	837	610	1,014	610
132	33	108	75	134	107
133	32	118	86	143	86
16,413	4,512	11,802	8,856	13,911	13,296
160,368	76,245	53,545	378,072	182,747	540,790
$24,529,243	$6,617,382	$14,287,486	$13,434,982	$21,993,356	$11,694,354

$35,906,490	$39,160,709	$11,973,144	$140,826,029	$34,840,926	$13,064,497
(34,105)	9,647	30,356	(136,230)	25,284	(111,517)
(19,249,479)	(33,826,918)	(1,105,769)	(129,535,896)	(20,589,125)	(3,369,815)
7,906,337	1,273,944	3,389,755	2,281,079	7,716,271	2,111,189
$24,529,243	$6,617,382	$14,287,486	$13,434,982	$21,993,356	$11,694,354

$21,925,285	$6,239,436	$13,094,916	$12,774,093	$21,263,734	$10,005,605
2,603,958	377,946	1,192,570	660,889	729,622	1,688,749

769,979	590,381	591,312	583,496	588,984	406,440
106,069	39,320	59,281	33,649	20,913	78,863

$28.48	$10.57	$22.15	$21.89	$36.10	$24.62
24.55	9.61	20.12	19.64	34.89	21.41

See accompanying notes to the financial statements.

180 :: Statements of Assets and Liabilities :: January 31, 2016 (unaudited)

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
ASSETS:
Total Investment Securities, at cost	$7,236,534	$7,152,064	$8,156,203	$5,589,000
Securities, at value	8,847,942	6,201,660	7,961,880	—
Repurchase agreements, at value	2,251,000	1,572,000	3,125,000	5,589,000
Total Investment Securities, at value	11,098,942	7,773,660	11,086,880	5,589,000
Cash	675	10	357	976
Segregated cash balances with custodian	729	74	92	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	1,082	95,888	5,382	130
Receivable for investments sold	90,195	—	—	—
Receivable for capital shares issued	838,322	8,040,821	1,015,895	144,331
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Unrealized gain on swap agreements	254,226	127,243	408,047	—
Prepaid expenses and other assets	20,352	18,168	19,561	18,596
TOTAL ASSETS	12,304,523	16,055,864	12,536,214	5,753,033
LIABILITIES:
Payable for investments purchased	47,740	4,234,886	—	—
Payable for capital shares redeemed	166,302	23,765	36,073	566,090
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized loss on swap agreements	—	—	—	563,745
Advisory fees payable	8,794	4,122	7,046	2,049
Management services fees payable	1,759	824	1,409	410
Administration fees payable	445	217	359	211
Distribution and services fees payable—Service Class	1,161	621	815	202
Trustee fees payable	2	— (a)	1	— (a)
Transfer agency fees payable	2,461	750	1,725	810
Fund accounting fees payable	578	282	466	274
Compliance services fees payable	77	19	58	42
Service fees payable	82	40	66	39
Other accrued expenses	17,020	12,471	9,825	624
TOTAL LIABILITIES	246,421	4,277,997	57,843	1,134,496
NET ASSETS	$12,058,102	$11,777,867	$12,478,371	$4,618,537
NET ASSETS CONSIST OF:
Capital	$15,527,542	$12,977,305	$28,360,860	$17,475,776
Accumulated net investment income (loss)	(196,759)	(11,932)	(58,449)	(90,316)
Accumulated net realized gains (losses) on investments	(7,389,315)	(1,936,345)	(19,162,764)	(12,203,178)
Net unrealized appreciation (depreciation) on investments	4,116,634	748,839	3,338,724	(563,745)
NET ASSETS	$12,058,102	$11,777,867	$12,478,371	$4,618,537
NET ASSETS:
Investor Class	$11,479,713	$11,612,891	$11,530,668	$4,472,941
Service Class	578,389	164,976	947,703	145,596
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	202,861	536,389	336,451	590,086
Service Class	11,703	7,964	28,886	19,647
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$56.59	$21.65	$34.27	$7.58
Service Class	49.42	20.72	32.81	7.41

(a)                                 Amount is less than $0.50.

See accompanying notes to the financial statements.

January 31, 2016 (unaudited) :: Statements of Assets and Liabilities :: 181

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$6,513,000	$3,020,000	$85,433,665	$13,586,000	$54,563,000	$57,089,000
—	—	10,846,481	—	—	—
6,513,000	3,020,000	75,210,000	13,586,000	54,563,000	57,089,000
6,513,000	3,020,000	86,056,481	13,586,000	54,563,000	57,089,000
671	444	802	62	151	58
—	—	—	—	—	—
—	—	—	—	—	375,597
151	70	68,082	314	1,261	1,320
—	—	—	—	—	—
8,067,985	7,586	7,059,557	28,859	484,219	114,042
—	—	—	—	—	184,172
—	471	—	—	—	—
—	—	—	—	—	739,412
—	—	456,886	—	—	—
37,618	18,525	22,449	16,613	16,492	30,496
14,619,425	3,047,096	93,664,257	13,631,848	55,065,123	58,534,097

—	—	—	—	—	—
206,433	96,050	2,003,498	8,397	807,745	7,761,572
—	—	—	—	—	274,048
543,885	62,250	—	331,124	3,518,798	—
4,734	—	23,856	9,143	36,047	34,043
947	—	7,157	1,829	7,209	6,809
241	84	1,822	465	1,828	1,732
255	22	5,225	746	3,913	13,099
2	— (a)	5	2	7	5
865	421	6,645	1,544	5,726	8,522
312	109	2,365	603	2,373	2,248
76	18	233	104	328	234
44	15	334	85	336	318
—	—	43,559	8,341	41,373	37,616
757,794	158,969	2,094,699	362,383	4,425,683	8,140,246
$13,861,631	$2,888,127	$91,569,558	$13,269,465	$50,639,440	$50,393,851

$31,065,333	$64,452,072	$92,748,998	$36,661,267	$235,955,949	$49,875,986
(365,047)	(63,807)	(194,282)	(352,917)	(1,118,600)	(491,183)
(16,294,770)	(61,437,888)	(2,064,860)	(22,707,761)	(180,679,111)	907,499
(543,885)	(62,250)	1,079,702	(331,124)	(3,518,798)	101,549
$13,861,631	$2,888,127	$91,569,558	$13,269,465	$50,639,440	$50,393,851

$13,613,321	$2,880,686	$79,694,782	$12,403,818	$45,621,654	$34,386,327
248,310	7,441	11,874,776	865,647	5,017,786	16,007,524

1,256,842	148,788	1,454,393	819,665	8,415,973	1,165,885
22,469	415	229,575	59,193	1,010,471	588,698

$10.83	$19.36	$54.80	$15.13	$5.42	$29.49
11.05	17.93	51.73	14.62	4.97	27.19

See accompanying notes to the financial statements.

182 :: Statements of Assets and Liabilities :: January 31, 2016 (unaudited)

Falling U.S. Dollar ProFund
ASSETS:
Total Investment Securities, at cost	$6,240,000
Repurchase agreements, at value	6,240,000
Total Investment Securities, at value	6,240,000
Cash	472
Segregated cash balances with custodian	901
Unrealized appreciation on forward currency contracts	34,398
Interest receivable	144
Receivable for capital shares issued	2,466
Prepaid expenses	20,658
TOTAL ASSETS	6,299,039
LIABILITIES:
Payable for capital shares redeemed	6,874
Unrealized depreciation on forward currency contracts	46,791
Advisory fees payable	2,463
Management services fees payable	493
Administration fees payable	191
Distribution and services fees payable—Service Class	2,897
Transfer agency fees payable	1,447
Fund accounting fees payable	248
Compliance services fees payable	29
Service fees payable	35
Other accrued expenses	2,108
TOTAL LIABILITIES	63,576
NET ASSETS	$6,235,463
NET ASSETS CONSIST OF:
Capital	$8,893,436
Accumulated net investment income (loss)	(90,934)
Accumulated net realized gains (losses) on investments	(2,554,646)
Net unrealized appreciation (depreciation) on investments	(12,393)
NET ASSETS	$6,235,463
NET ASSETS:
Investor Class	$2,281,793
Service Class	3,953,670
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	132,338
Service Class	239,590
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$17.24
Service Class	16.50

See accompanying notes to the financial statements.

Statements of Operations

184 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016
INVESTMENT INCOME:
Dividends	$474,439	$292,732	$46,571	$212,944
Interest	20,140	9,048	2,659	18,568
Foreign tax withholding	—	—	(17)	—
TOTAL INVESTMENT INCOME	494,579	301,780	49,213	231,512
EXPENSES:
Advisory fees	324,773	207,819	49,906	270,091
Management services fees	64,955	41,564	9,981	57,877
Administration fees	16,655	14,438	3,396	14,560
Distribution and services fees—Service Class	54,582	20,312	12,883	65,263
Transfer agency fees	40,014	24,104	11,991	32,501
Administrative services fees	97,646	82,585	14,417	93,281
Registration and filing fees	34,840	22,773	22,598	39,606
Custody fees	6,444	5,274	1,262	5,641
Fund accounting fees	21,265	19,646	11,730	17,678
Trustee fees	867	1,055	215	795
Compliance services fees	576	554	143	521
Service fees	2,908	2,392	570	2,525
Other fees	41,131	39,915	14,611	47,347
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	706,656	482,431	153,703	647,686
Expenses reduced and reimbursed by the Advisor	—	—	(20,000)	—
TOTAL NET EXPENSES	706,656	482,431	133,703	647,686
NET INVESTMENT INCOME (LOSS)	(212,077)	(180,651)	(84,490)	(416,174)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	867,561	(5,490,477)	41,516	(2,671,653)
Net realized gains (losses) on futures contracts	(300,981)	(233,068)	(377,847)	134,980
Net realized gains (losses) on swap agreements	(5,211,582)	(5,521,002)	(1,568,229)	227,493
Change in net unrealized appreciation/depreciation on investments	(3,768,549)	(1,813,078)	(1,389,430)	(2,448,475)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(8,413,551)	(13,057,625)	(3,293,990)	(4,757,655)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,625,628)	$(13,238,276)	$(3,378,480)	$(5,173,829)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 185

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund
Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016

$119,506	$302,524	$52,471	$148,488	$54,391	$157,142
18	32	8	7	10	4
—	—	—	—	(11)	—
119,524	302,556	52,479	148,495	54,390	157,146

32,437	129,164	19,206	83,304	24,792	80,152
6,488	25,833	3,841	16,661	4,958	16,030
1,753	5,047	977	3,966	1,012	4,139
18,249	58,422	8,880	32,598	7,885	25,780
6,856	17,244	3,320	10,208	2,912	10,915
6,761	23,884	5,483	25,454	5,841	25,117
23,332	32,807	21,785	38,255	20,838	38,800
794	2,048	652	1,628	607	1,802
3,253	6,817	2,255	5,420	2,753	6,515
93	242	62	208	58	271
57	183	37	142	42	182
305	879	167	689	173	695
5,578	11,467	3,179	10,370	4,952	12,443
—	44,754	—	—	—	—
105,956	358,791	69,844	228,903	76,823	222,841
(10,722)	—	(15,381)	—	(5,823)	(7,000)
95,234	358,791	54,463	228,903	71,000	215,841
24,290	(56,235)	(1,984)	(80,408)	(16,610)	(58,695)

412,805	(259,249)	27,308	(2,751,736)	100,223	(486,394)
—	—	—	—	—	—
—	—	—	—	—	—
(1,825,811)	(145,477)	(1,120,573)	(1,789,669)	(1,023,479)	(3,035,009)
(1,413,006)	(404,726)	(1,093,265)	(4,541,405)	(923,256)	(3,521,403)
$(1,388,716)	$(460,961)	$(1,095,249)	$(4,621,813)	$(939,866)	$(3,580,098)

See accompanying notes to the financial statements.

186 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016
INVESTMENT INCOME:
Dividends	$146,806	$529,639	$321,180	$146,761
Interest	2	11,606	8,964	9,845
Foreign tax withholding	(5,897)	—	—	(53)
TOTAL INVESTMENT INCOME	140,911	541,245	330,144	156,553
EXPENSES:
Advisory fees	29,747	280,165	225,651	148,465
Management services fees	5,949	56,033	45,130	29,693
Administration fees	806	14,425	11,576	7,518
Distribution and services fees—Service Class	8,378	26,377	6,720	6,116
Transfer agency fees	3,651	40,788	21,142	17,849
Administrative services fees	2,664	67,697	75,172	42,404
Registration and filing fees	15,406	20,324	17,938	17,783
Custody fees	2,901	5,378	4,392	2,885
Fund accounting fees	1,011	18,898	15,174	13,547
Trustee fees	43	790	656	405
Compliance services fees	36	576	486	310
Service fees	140	2,486	1,986	1,291
Other fees	2,715	35,678	30,262	33,037
Recoupment of prior expenses reduced by the Advisor	5,531	—	—	—
TOTAL NET EXPENSES	78,978	569,615	456,285	321,303
NET INVESTMENT INCOME (LOSS)	61,933	(28,370)	(126,141)	(164,750)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,144,509)	935,050	673,195	(1,654,234)
Net realized gains (losses) on futures contracts	—	(175,170)	(1,155,851)	(314,464)
Net realized gains (losses) on swap agreements	—	(7,159,388)	(8,950,501)	(12,278,215)
Change in net unrealized appreciation/depreciation on investments	(546,691)	(6,013,067)	(7,965,956)	(3,398,271)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,691,200)	(12,412,575)	(17,399,113)	(17,645,184)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,629,267)	$(12,440,945)	$(17,525,254)	$(17,809,934)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 187

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund
Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016

$183,902	$968,513	$—	$84,199	$138,842	$68,495
3,024	52,369	2,697	1,134	1,417	2,052
—	—	—	(5,735)	(11,229)	(3,489)
186,926	1,020,882	2,697	79,598	129,030	67,058

82,634	971,112	24,004	38,289	39,736	67,284
16,527	194,223	4,801	7,658	7,947	13,457
2,843	49,693	1,175	1,901	1,861	2,597
7,651	49,523	1,436	3,672	998	5,725
6,503	125,515	3,223	4,824	7,572	11,851
17,134	281,332	1,602	8,543	5,280	6,980
16,601	27,087	15,839	15,314	14,425	21,085
1,055	19,533	337	3,776	4,494	6,528
3,448	59,478	1,380	2,420	2,311	3,197
150	2,549	72	96	98	141
97	1,962	41	83	76	128
491	8,621	199	326	322	449
9,010	159,069	2,348	6,360	6,216	9,642
35,000	—	—	—	3,302	11,171
199,144	1,949,697	56,457	93,262	94,638	160,235
(12,218)	(928,815)	(53,760)	(13,664)	34,392	(93,177)

(190,036)	1,346,053	—	(540,019)	(3,128,162)	(814,743)
(235,206)	2,881,668	—	—	—	—
(658,239)	(33,403,792)	(2,276,019)	(2,098,639)	(5,164,244)	(3,155,395)
(666,847)	(10,930,027)	(284,036)	(854,338)	211,210	(767,088)
(1,750,328)	(40,106,098)	(2,560,055)	(3,492,996)	(8,081,196)	(4,737,226)
$(1,762,546)	$(41,034,913)	$(2,613,815)	$(3,506,660)	$(8,046,804)	$(4,830,403)

See accompanying notes to the financial statements.

188 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016
INVESTMENT INCOME:
Interest	$16,642	$22,856	$8,269	$7,372
TOTAL INVESTMENT INCOME	16,642	22,856	8,269	7,372
EXPENSES:
Advisory fees	195,897	182,900	70,832	83,618
Management services fees	32,650	36,580	14,166	16,724
Administration fees	8,729	9,394	3,299	1,566
Distribution and services fees—Service Class	8,422	32,453	27,086	3,154
Transfer agency fees	19,991	17,427	9,146	1,798
Administrative services fees	51,148	60,893	18,762	12,067
Registration and filing fees	18,562	21,979	15,299	25,805
Custody fees	3,686	3,678	1,320	622
Fund accounting fees	10,307	11,236	3,948	1,860
Trustee fees	509	418	152	63
Compliance services fees	362	374	126	97
Service fees	1,495	1,635	573	270
Other fees	19,852	21,893	14,216	4,662
Recoupment of prior expenses reduced by the Advisor	5,166	—	10,000	49,303
Total Gross Expenses before reductions	376,776	400,860	188,925	201,609
Expenses reduced and reimbursed by the Advisor	—	—	(548)	—
TOTAL NET EXPENSES	376,776	400,860	188,377	201,609
NET INVESTMENT INCOME (LOSS)	(360,134)	(378,004)	(180,108)	(194,237)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(8,858,304)	61,168	184,561	(258,522)
Net realized gains (losses) on swap agreements	—	(1,781,371)	1,170,197	(4,204,900)
Change in net unrealized appreciation/depreciation on investments	(6,054,727)	501,993	(57,792)	348,295
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(14,913,031)	(1,218,210)	1,296,966	(4,115,127)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,273,165)	$(1,596,214)	$1,116,858	$(4,309,364)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 189

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund
Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016

$7,389	$2,567	$4,420	$2,058	$5,437	$8,978
7,389	2,567	4,420	2,058	5,437	8,978

61,280	18,738	37,969	19,589	46,644	80,293
12,256	3,748	7,594	3,918	9,329	16,059
2,993	901	1,576	849	1,456	5,715
3,765	231	7,327	2,123	1,707	71,636
7,265	1,625	5,015	1,930	3,856	25,886
16,684	5,910	7,341	4,612	7,929	15,551
19,016	14,431	16,265	15,089	16,247	15,671
1,166	368	607	319	559	2,171
3,577	1,086	1,881	1,014	1,734	6,901
144	37	75	37	70	259
114	33	66	38	69	268
522	159	274	147	252	1,007
7,632	2,765	7,151	2,851	5,110	12,222
—	—	4,300	—	12,035	1,698
136,414	50,032	97,441	52,516	106,997	255,337
—	(5,329)	—	(3,901)	—	—
136,414	44,703	97,441	48,615	106,997	255,337
(129,025)	(42,136)	(93,021)	(46,557)	(101,560)	(246,359)

79,142	11,840	164,139	(50,668)	(243,343)	—
1,490,645	(347,846)	2,679,281	304,132	272,494	2,604,919
(573,846)	(275,447)	(170,148)	(101,295)	(120,438)	(435,406)
995,941	(611,453)	2,673,272	152,169	(91,287)	2,169,513
$866,916	$(653,589)	$2,580,251	$105,612	$(192,847)	$1,923,154

See accompanying notes to the financial statements.

190 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	5,821	7,892	2,184	792
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	5,821	7,892	2,184	792
EXPENSES:
Advisory fees	47,843	50,084	18,057	8,676
Management services fees	9,569	10,017	3,611	1,446
Administration fees	2,220	2,473	607	699
Distribution and services fees—Service Class	12,801	5,061	1,129	166
Transfer agency fees	6,094	5,452	1,328	1,444
Administrative services fees	12,037	14,628	3,620	4,019
Registration and filing fees	14,316	15,513	14,407	14,328
Custody fees	856	952	229	249
Fund accounting fees	2,660	2,981	727	837
Trustee fees	89	98	30	31
Compliance services fees	89	91	26	27
Service fees	387	439	106	122
Other fees	7,230	7,930	2,115	2,332
Recoupment of prior expenses reduced by the Advisor	10,158	8,209	—	—
Total Gross Expenses before reductions	126,349	123,928	45,992	34,376
Expenses reduced and reimbursed by the Advisor	—	—	(2,007)	(17,050)
TOTAL NET EXPENSES	126,349	123,928	43,985	17,326
NET INVESTMENT INCOME (LOSS)	(120,528)	(116,036)	(41,801)	(16,534)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	(145,392)
Net realized gains (losses) on swap agreements	1,915,954	5,795,705	423,819	—
Change in net unrealized appreciation/depreciation on investments	(402,475)	(3,020,322)	(161,945)	197,050
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,513,479	2,775,383	261,874	51,658
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,392,951	$2,659,347	$220,073	$35,124

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 191

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund
Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016

$119,600	$78,341	$2,585,786	$166,696	$325,735	$199,013
1,919	1,368	78,664	2,860	6,387	3,583
—	—	—	—	(40)	—
121,519	79,709	2,664,450	169,556	332,082	202,596

60,732	34,848	2,449,792	87,059	218,153	100,455
12,146	6,970	489,961	17,412	43,631	20,091
3,669	1,722	128,294	4,020	12,186	5,935
13,639	8,098	146,125	14,036	27,803	20,589
9,977	3,933	172,758	7,967	19,727	12,857
22,053	10,943	969,791	26,578	90,706	38,357
19,202	14,963	39,927	24,609	22,941	22,393
1,481	625	51,774	1,578	4,776	2,442
4,546	2,224	151,460	5,086	15,042	8,360
294	118	8,235	320	853	440
152	78	4,754	91	425	300
614	290	21,925	663	2,062	974
10,554	5,820	348,284	9,429	32,351	15,207
—	—	—	15,000	—	7,000
159,059	90,632	4,983,080	213,848	490,656	255,400
(5,000)	(691)	—	—	—	—
154,059	89,941	4,983,080	213,848	490,656	255,400
(32,540)	(10,232)	(2,318,630)	(44,292)	(158,574)	(52,804)

(903,555)	(881,657)	(10,114,170)	(1,847,753)	(1,984,159)	(2,238,429)
—	—	—	—	—	—
(3,793,144)	(2,089,152)	(149,415,925)	(3,647,865)	(7,097,020)	(6,875,794)
(1,383,787)	(565,446)	(134,592,121)	(373,261)	(5,344,947)	(1,443,317)
(6,080,486)	(3,536,255)	(294,122,216)	(5,868,879)	(14,426,126)	(10,557,540)
$(6,113,026)	$(3,546,487)	$(296,440,846)	$(5,913,171)	$(14,584,700)	$(10,610,344)

See accompanying notes to the financial statements.

192 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016
INVESTMENT INCOME:
Dividends	$496,106	$47,293	$56,498	$6,119
Interest	8,528	983	14,404	963
Foreign tax withholding	—	(4)	—	—
TOTAL INVESTMENT INCOME	504,634	48,272	70,902	7,082
EXPENSES:
Advisory fees	302,572	23,397	327,817	29,086
Management services fees	60,515	4,679	65,564	5,817
Administration fees	17,909	1,550	16,805	1,306
Distribution and services fees—Service Class	46,958	7,750	36,854	2,130
Transfer agency fees	34,911	3,733	30,837	2,570
Administrative services fees	123,880	9,135	110,750	8,818
Registration and filing fees	22,835	18,097	20,350	18,412
Custody fees	7,054	549	6,414	509
Fund accounting fees	21,453	2,797	20,070	1,565
Trustee fees	1,278	102	1,015	66
Compliance services fees	721	34	611	50
Service fees	3,010	267	2,905	223
Other fees	44,894	5,716	46,659	4,456
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	687,990	77,806	686,651	75,008
Expenses reduced and reimbursed by the Advisor	—	(13,166)	—	(3,846)
TOTAL NET EXPENSES	687,990	64,640	686,651	71,162
NET INVESTMENT INCOME (LOSS)	(183,356)	(16,368)	(615,749)	(64,080)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(3,173,552)	313,420	(1,203,270)	(1,581,555)
Net realized gains (losses) on swap agreements	(13,260,462)	(778,113)	(8,847,522)	(1,991,407)
Change in net unrealized appreciation/depreciation on investments	(10,723,428)	(794,986)	(6,050,459)	(192,955)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(27,157,442)	(1,259,679)	(16,101,251)	(3,765,917)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,340,798)	$(1,276,047)	$(16,717,000)	$(3,829,997)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 193

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund
Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016

$308,557	$82,613	$160,028	$48,115	$280,593	$130,961
3,200	881	3,305	2,197	3,661	2,413
(105)	(129)	—	(5,544)	—	—
311,652	83,365	163,333	44,768	284,254	133,374

98,438	25,083	77,861	54,515	99,592	62,865
19,688	5,017	15,572	10,903	19,918	12,573
4,879	1,297	3,787	2,800	4,786	3,066
20,990	2,045	9,493	4,714	11,945	6,156
11,287	2,779	7,458	9,267	8,235	5,615
29,708	8,337	25,200	12,689	34,330	22,028
16,147	13,249	14,781	15,210	24,135	19,308
1,951	515	1,421	1,198	1,803	1,189
6,043	1,646	4,538	3,392	6,077	3,734
311	83	232	172	278	188
187	53	133	101	141	107
841	224	648	484	825	524
13,862	4,468	10,710	8,542	13,569	11,553
—	—	17,252	—	12,659	—
224,332	64,796	189,086	123,987	238,293	148,906
—	(3,298)	—	—	—	—
224,332	61,498	189,086	123,987	238,293	148,906
87,320	21,867	(25,753)	(79,219)	45,961	(15,532)

(598,928)	(508,484)	123,416	(5,064,742)	(35,549)	(390,924)
(5,520,143)	(2,226,806)	(2,057,390)	(250,671)	(991,665)	(1,503,043)
(862,891)	(483,726)	(2,178,262)	7,109,508	(473,790)	166,112
(6,981,962)	(3,219,016)	(4,112,236)	1,794,095	(1,501,004)	(1,727,855)
$(6,894,642)	$(3,197,149)	$(4,137,989)	$1,714,876	$(1,455,043)	$(1,743,387)

See accompanying notes to the financial statements.

194 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016
INVESTMENT INCOME:
Dividends	$103,473	$124,700	$167,547	$—
Interest	1,892	706	1,610	2,828
TOTAL INVESTMENT INCOME	105,365	125,406	169,157	2,828
EXPENSES:
Advisory fees	58,103	18,946	49,277	22,641
Management services fees	11,621	3,789	9,855	4,528
Administration fees	3,396	1,466	2,578	914
Distribution and services fees—Service Class	13,792	5,127	11,665	1,434
Transfer agency fees	8,615	3,442	6,152	1,749
Administrative services fees	19,368	8,721	15,431	6,026
Registration and filing fees	25,087	18,434	20,580	20,482
Custody fees	1,342	539	934	328
Fund accounting fees	4,631	1,789	3,268	1,095
Trustee fees	233	123	148	43
Compliance services fees	158	59	76	42
Service fees	585	255	446	159
Other fees	11,296	5,263	7,431	2,630
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	158,227	67,953	127,841	62,071
Expenses reduced and reimbursed by the Advisor	(8,000)	(13,481)	—	(5,739)
TOTAL NET EXPENSES	150,227	54,472	127,841	56,332
NET INVESTMENT INCOME (LOSS)	(44,862)	70,934	41,316	(53,504)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(319,888)	(452,545)	(304,011)	—
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	(1,422,043)	(339,537)	37,959	743,360
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	(304,773)	175,815	377,442	(608,830)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,046,704)	(616,267)	111,390	134,530
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,091,566)	$(545,333)	$152,706	$81,026

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 195

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund
Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016	Six Months Ended January 31, 2016

$—	$—	$—	$—	$—	$—
5,663	1,394	176,927	8,148	27,705	22,774
5,663	1,394	176,927	8,148	27,705	22,774

52,523	12,583	123,130	73,541	224,175	176,565
10,505	2,517	36,939	14,708	44,835	35,313
1,001	307	10,202	3,559	11,596	8,713
20,888	69	29,910	3,681	24,454	69,831
1,946	581	19,548	5,133	20,080	23,239
6,285	2,140	62,103	27,511	78,449	48,797
19,776	18,460	28,438	13,456	22,087	25,271
371	119	3,923	1,426	4,531	3,462
1,174	362	12,193	4,213	13,798	10,410
69	24	431	197	621	427
76	18	356	146	501	288
169	53	1,791	611	2,008	1,524
2,517	1,125	21,175	8,867	27,459	31,662
25,761	—	—	—	—	—
143,061	38,358	350,139	157,049	474,594	435,502
—	(8,426)	—	—	—	—
143,061	29,932	350,139	157,049	474,594	435,502
(137,398)	(28,538)	(173,212)	(148,901)	(446,889)	(412,728)

—	—	(147,775)	—	—	—
—	—	—	—	—	—
(5,306,501)	(183,439)	3,947,811	(474,871)	(5,695,556)	—
—	—	—	—	—	471,955
(801,381)	16,015	(1,691,739)	(64,337)	336,508	(246,779)
(6,107,882)	(167,424)	2,108,297	(539,208)	(5,359,048)	225,176
$(6,245,280)	$(195,962)	$1,935,085	$(688,109)	$(5,805,937)	$(187,552)

See accompanying notes to the financial statements.

196 :: Statements of Operations :: For the Periods Indicated (unaudited)

Falling U.S. Dollar ProFund
Six Months Ended January 31, 2016
INVESTMENT INCOME:
Interest	$2,442
TOTAL INVESTMENT INCOME	2,442
EXPENSES:
Advisory fees	19,293
Management services fees	3,859
Administration fees	874
Distribution and services fees—Service Class	11,002
Transfer agency fees	3,787
Administrative services fees	2,703
Registration and filing fees	15,627
Custody fees	586
Fund accounting fees	1,048
Trustee fees	35
Compliance services fees	36
Service fees	153
Other fees	3,366
Total Gross Expenses before reductions	62,369
Expenses reduced and reimbursed by the Advisor	(5,578)
TOTAL NET EXPENSES	56,791
NET INVESTMENT INCOME (LOSS)	(54,349)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(159,515)
Change in net unrealized appreciation/depreciation on investments	17,858
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(141,657)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(196,006)

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

198 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Mid-Cap ProFund
	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(212,077)	$(517,754)	$(180,651)	$(437,897)
Net realized gains (losses) on investments	(4,645,002)	8,651,355	(11,244,547)	5,759,627
Change in net unrealized appreciation/depreciation on investments	(3,768,549)	1,168,962	(1,813,078)	143,628
Change in net assets resulting from operations	(8,625,628)	9,302,563	(13,238,276)	5,465,358
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	(92,277)	(933,344)
Service Class	—	—	(2,390)	(33,971)
Change in net assets resulting from distributions	—	—	(94,667)	(967,315)
Change in net assets resulting from capital transactions	47,294,733	(55,927,807)	(6,758,630)	(2,767,043)
Change in net assets	38,669,105	(46,625,244)	(20,091,573)	1,731,000
NET ASSETS:
Beginning of period	69,303,393	115,928,637	31,798,363	30,067,363
End of period	$107,972,498	$69,303,393	$11,706,790	$31,798,363
Accumulated net investment income (loss)	$(50,444)	$(295,467)	$(183,800)	$(430,000)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$501,545,510	$957,812,327	$435,273,758	$277,164,777
Distributions reinvested	—	—	8,602	932,114
Value of shares redeemed	(455,849,944)	(1,010,033,626)	(440,838,994)	(280,958,287)
Service Class
Proceeds from shares issued	41,139,592	91,075,586	1,283,616	8,107,720
Distributions reinvested	—	—	2,390	33,971
Value of shares redeemed	(39,540,425)	(94,782,094)	(2,488,002)	(8,047,338)
Change in net assets resulting from capital transactions	$47,294,733	$(55,927,807)	$(6,758,630)	$(2,767,043)
SHARE TRANSACTIONS:
Investor Class
Issued	5,478,211	10,382,920	6,048,467	3,795,087
Reinvested	—	—	118	13,435
Redeemed	(4,994,854)	(10,937,114)	(6,277,678)	(3,817,697)
Service Class
Issued	517,672	1,135,049	20,986	125,234
Reinvested	—	—	38	555
Redeemed	(502,143)	(1,184,566)	(39,904)	(126,604)
Change in shares	498,886	(603,711)	(247,973)	(9,990)

(a)           As described in Note 10, adjusted for 3:1 stock split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 199

Small-Cap ProFund		NASDAQ-100 ProFund				Large-Cap Value ProFund
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)		Year Ended July 31, 2015		Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015

$(84,490)	$(384,675)	$(416,174)		$(809,653)		$24,290	$114,273
(1,904,560)	1,514,387	(2,309,180)		7,326,958		412,805	2,417,777
(1,389,430)	392,207	(2,448,475)		5,704,887		(1,825,811)	(2,557,242)
(3,378,480)	1,521,919	(5,173,829)		12,222,192		(1,388,716)	(25,192)

—	—	—		—		(50,320)	(108,485)
—	—	—		—		(40,154)	—

—	—	—		(1,013,027)		(20,818)	(432,514)
—	—	—		(187,995)		(24,300)	(146,711)
—	—	—		(1,201,022)		(135,592)	(687,710)
(18,789,376)	9,045,331	(18,852,433)		10,833,558		1,888,458	(21,758,623)
(22,167,856)	10,567,250	(24,026,262)		21,854,728		364,150	(22,471,525)

26,895,532	16,328,282	79,110,883		57,256,155		10,258,916	32,730,441
$4,727,676	$26,895,532	$55,084,621		$79,110,883		$10,623,066	$10,258,916
$(495,247)	$(983,827)	$(234,563)		$(585,313)		$14,250	$77,253

$101,824,657	$341,622,461	$838,709,396		$1,341,259,575		$16,907,153	$78,154,945
—	—	—		1,001,928		70,768	539,147
(118,620,289)	(334,197,235)	(837,527,763)		(1,348,541,958)		(18,285,123)	(97,292,056)

20,043,724	72,490,559	82,753,520		281,203,188		26,408,334	79,514,958
—	—	—		187,937		64,229	144,856
(22,037,468)	(70,870,454)	(102,787,586)		(264,277,112)		(23,276,903)	(82,820,473)
$(18,789,376)	$9,045,331	$(18,852,433)		$10,833,558		$1,888,458	$(21,758,623)

1,613,491	5,144,906	18,666,667	(a)	30,668,316	(a)	336,093	1,450,226
—	—	—		23,508	(a)	1,388	10,263
(1,893,102)	(5,036,979)	(18,645,420	)(a)	(30,758,532	)(a)	(369,440)	(1,824,793)

367,805	1,257,409	2,138,899	(a)	7,448,658	(a)	564,033	1,580,100
—	—	—		5,139	(a)	1,369	3,011
(404,145)	(1,229,138)	(2,658,639	)(a)	(7,047,495	)(a)	(500,421)	(1,651,534)
(315,951)	136,198	(498,493)		339,594		33,022	(432,727)

See accompanying notes to the financial statements.

200 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(56,235)	$(73,833)	$(1,984)	$(42,728)
Net realized gains (losses) on investments	(259,249)	409,001	27,308	1,946,116
Change in net unrealized appreciation/depreciation on investments	(145,477)	1,649,976	(1,120,573)	(1,725,770)
Change in net assets resulting from operations	(460,961)	1,985,144	(1,095,249)	177,618
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	(10,178)	(428,000)	—	(290,014)
Service Class	(8,005)	(170,008)	—	(133,137)
Change in net assets resulting from distributions	(18,183)	(598,008)	—	(423,151)
Change in net assets resulting from capital transactions	13,829,711	5,496,009	(1,285,061)	(15,750,648)
Change in net assets	13,350,567	6,883,145	(2,380,310)	(15,996,181)
NET ASSETS:
Beginning of period	24,086,415	17,203,270	6,562,229	22,558,410
End of period	$37,436,982	$24,086,415	$4,181,919	$6,562,229
Accumulated net investment income (loss)	$(19,149)	$(49,587)	$(148,316)	$(208,328)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$85,249,978	$104,365,978	$10,408,235	$29,716,016
Distributions reinvested	10,017	423,849	—	282,194
Value of shares redeemed	(76,629,942)	(103,744,487)	(12,680,727)	(41,704,597)
Service Class
Proceeds from shares issued	29,055,394	52,077,694	21,124,570	50,783,242
Distributions reinvested	7,978	161,370	—	132,521
Value of shares redeemed	(23,863,714)	(47,788,395)	(20,137,139)	(54,960,024)
Change in net assets resulting from capital transactions	$13,829,711	$5,496,009	$(1,285,061)	$(15,750,648)
SHARE TRANSACTIONS:
Investor Class
Issued	1,362,943	1,658,329	164,288	437,372
Reinvested	156	6,961	—	4,420
Redeemed	(1,201,231)	(1,657,072)	(200,367)	(619,665)
Service Class
Issued	527,899	928,808	376,944	850,668
Reinvested	142	2,994	—	2,364
Redeemed	(432,355)	(854,991)	(367,180)	(922,007)
Change in shares	257,554	85,029	(26,315)	(246,848)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 201

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015

$(80,408)	$(184,121)	$(16,610)	$(83,675)	$(58,695)	$(209,880)
(2,751,736)	365,123	100,223	1,843,257	(486,394)	(795,336)
(1,789,669)	1,635,258	(1,023,479)	(943,805)	(3,035,009)	2,611,512
(4,621,813)	1,816,260	(939,866)	815,777	(3,580,098)	1,606,296

—	—	—	—	(515,958)	(455,446)
—	—	—	—	(143,909)	(806,213)
—	—	—	—	(659,867)	(1,261,659)
7,230,756	7,739,084	(1,090,594)	(2,412,132)	(15,296,822)	18,642,423
2,608,943	9,555,344	(2,030,460)	(1,596,355)	(19,536,787)	18,987,060

19,336,107	9,780,763	5,913,307	7,509,662	28,236,816	9,249,756
$21,945,050	$19,336,107	$3,882,847	$5,913,307	$8,700,029	$28,236,816
$(226,912)	$(317,752)	$(134,607)	$(345,498)	$(164,576)	$(326,208)

$65,993,548	$103,634,658	$30,235,129	$132,245,785	$51,065,798	$162,348,737
—	—	—	—	514,540	451,894
(57,169,166)	(99,802,408)	(32,449,701)	(131,571,689)	(66,117,428)	(147,730,975)

30,960,351	97,730,805	29,191,910	52,269,720	25,011,216	138,511,983
—	—	—	—	143,768	802,378
(32,553,977)	(93,823,971)	(28,067,932)	(55,355,948)	(25,914,716)	(135,741,594)
$7,230,756	$7,739,084	$(1,090,594)	$(2,412,132)	$(15,296,822)	$18,642,423

978,196	1,486,907	463,557	1,931,208	771,504	2,388,178
—	—	—	—	8,016	6,997
(867,641)	(1,430,186)	(499,713)	(1,925,529)	(1,020,779)	(2,178,400)

514,612	1,619,600	518,944	876,283	437,350	2,336,660
—	—	—	—	2,625	14,354
(550,019)	(1,554,205)	(503,235)	(913,967)	(457,296)	(2,300,234)
75,148	122,116	(20,447)	(32,005)	(258,580)	267,555

See accompanying notes to the financial statements.

202 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Europe 30 ProFund		UltraBull ProFund
	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$61,933	$315,206	$(28,370)	$(272,417)
Net realized gains (losses) on investments	(1,144,509)	(247,120)	(6,399,508)	5,660,881
Change in net unrealized appreciation/depreciation on investments	(546,691)	(2,050,913)	(6,013,067)	8,791,208
Change in net assets resulting from operations	(1,629,267)	(1,982,827)	(12,440,945)	14,179,672
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(749,540)	(168,651)	—	—
Service Class	(182,909)	(5,078)	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(932,449)	(173,729)	—	—
Change in net assets resulting from capital transactions	5,270,123	(19,388,474)	(24,237,332)	(28,386,871)
Change in net assets	2,708,407	(21,545,030)	(36,678,277)	(14,207,199)
NET ASSETS:
Beginning of period	5,259,737	26,804,767	94,946,874	109,154,073
End of period	$7,968,144	$5,259,737	$58,268,597	$94,946,874
Accumulated net investment income (loss)	$309,402	$1,179,918	$(23,610)	$(197,164)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$29,586,733	$72,471,267	$526,410,903	$1,103,370,750
Distributions reinvested	738,124	168,274	—	—
Value of shares redeemed	(25,246,651)	(90,309,227)	(546,178,030)	(1,114,338,857)
Service Class
Proceeds from shares issued	3,961,336	12,086,799	63,052,562	123,558,421
Distributions reinvested	181,310	5,070	—	—
Value of shares redeemed	(3,950,729)	(13,810,657)	(67,522,767)	(140,977,185)
Change in net assets resulting from capital transactions	$5,270,123	$(19,388,474)	$(24,237,332)	$(28,386,871)
SHARE TRANSACTIONS:
Investor Class
Issued	2,376,732	4,860,961	5,324,719	10,885,423
Reinvested	59,719	10,400	—	—
Redeemed	(2,093,040)	(6,046,964)	(5,538,662)	(11,007,958)
Service Class
Issued	297,922	799,396	767,829	1,434,506
Reinvested	14,143	304	—	—
Redeemed	(299,699)	(916,550)	(796,100)	(1,665,229)
Change in shares	355,777	(1,292,453)	(242,214)	(353,258)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 203

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015

$(126,141)	$(504,812)	$(164,750)	$(410,081)	$(12,218)	$(113,788)
(9,433,157)	6,946,838	(14,246,913)	9,959,767	(1,083,481)	2,863,589
(7,965,956)	4,822,058	(3,398,271)	552,970	(666,847)	626,316
(17,525,254)	11,264,084	(17,809,934)	10,102,656	(1,762,546)	3,376,117

—	—	—	—	—	—
—	—	—	—	—	—

—	(4,133,415)	—	—	—	—
—	(136,751)	—	—	—	—
—	(4,270,166)	—	—	—	—
(19,918,583)	9,689,584	(8,793,199)	(14,249,879)	(549,777)	(2,193,516)
(37,443,837)	16,683,502	(26,603,133)	(4,147,223)	(2,312,323)	1,182,601

81,151,973	64,468,471	48,901,098	53,048,321	18,806,578	17,623,977
$43,708,136	$81,151,973	$22,297,965	$48,901,098	$16,494,255	$18,806,578
$(96,798)	$(899,131)	$(672,358)	$(960,866)	$(68,082)	$(184,425)

$170,196,658	$375,232,716	$453,890,524	$772,845,308	$75,276,598	$211,371,180
—	4,033,645	—	—	—	—
(189,336,890)	(369,785,458)	(462,438,523)	(783,534,934)	(75,235,865)	(213,644,021)

2,220,821	8,207,056	17,568,195	37,484,582	3,377,373	8,194,279
—	136,751	—	—	—	—
(2,999,172)	(8,135,126)	(17,813,395)	(41,044,835)	(3,967,883)	(8,114,954)
$(19,918,583)	$9,689,584	$(8,793,199)	$(14,249,879)	$(549,777)	$(2,193,516)

2,073,106	4,170,472	12,851,760	19,816,619	1,253,908	3,297,830
—	50,962	—	—	—	—
(2,319,787)	(4,118,381)	(13,236,431)	(20,081,820)	(1,239,446)	(3,315,159)

31,510	103,810	579,880	1,142,379	62,000	142,781
—	1,987	—	—	—	—
(42,500)	(103,900)	(591,193)	(1,242,591)	(71,742)	(147,150)
(257,671)	104,950	(395,984)	(365,413)	4,720	(21,698)

See accompanying notes to the financial statements.

204 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraNASDAQ-100 ProFund		UltraInternational ProFund
	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(928,815)	$(1,768,394)	$(53,760)	$(591,430)
Net realized gains (losses) on investments	(29,176,071)	51,005,822	(2,276,019)	3,330,068
Change in net unrealized appreciation/depreciation on investments	(10,930,027)	28,779,932	(284,036)	3,342,249
Change in net assets resulting from operations	(41,034,913)	78,017,360	(2,613,815)	6,080,887
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(3,663,090)	(59,228,037)	(2,473,187)	(15,040,667)
Change in net assets	(44,698,003)	18,789,323	(5,087,002)	(8,959,780)
NET ASSETS:
Beginning of period	263,197,739	244,408,416	9,160,905	18,120,685
End of period	$218,499,736	$263,197,739	$4,073,903	$9,160,905
Accumulated net investment income (loss)	$(227,969)	$(1,033,938)	$(501,904)	$(1,052,590)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$1,041,671,806	$1,920,592,868	$31,552,899	$346,887,788
Distributions reinvested	—	—	—	—
Value of shares redeemed	(1,047,096,544)	(1,976,766,943)	(33,982,001)	(362,020,131)
Service Class
Proceeds from shares issued	17,184,331	21,180,941	1,546,113	5,462,301
Value of shares redeemed	(15,422,683)	(24,234,903)	(1,590,198)	(5,370,625)
Change in net assets resulting from capital transactions	$(3,663,090)	$(59,228,037)	$(2,473,187)	$(15,040,667)
SHARE TRANSACTIONS:
Investor Class
Issued	11,183,511	21,925,001	2,245,430	21,293,549
Reinvested	—	—	—	—
Redeemed	(11,240,646)	(22,567,842)	(2,450,300)	(21,775,913)
Service Class
Issued	208,942	282,800	115,377	342,084
Redeemed	(191,024)	(328,436)	(121,319)	(340,070)
Change in shares	(39,217)	(688,477)	(210,812)	(480,350)

(a)           As described in Note 10, adjusted for 1:10 reverse stock split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 205

UltraEmerging Markets ProFund		UltraLatin America ProFund				UltraChina ProFund
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)		Year Ended July 31, 2015		Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015

$(13,664)	$(45,020)	$34,392		$7,634		$(93,177)	$(149,677)
(2,638,658)	(4,981,539)	(8,292,406)		(8,191,101)		(3,970,138)	(6,632,424)
(854,338)	(1,912,712)	211,210		(926,587)		(767,088)	301,869
(3,506,660)	(6,939,271)	(8,046,804)		(9,110,054)		(4,830,403)	(6,480,232)

—	(48,075)	(46,898)		(120,933)		—	—
—	(48,075)	(46,898)		(120,933)		—	—
3,809,091	(16,244,618)	7,060,285		8,406,288		2,410,189	2,177,858
302,431	(23,231,964)	(1,033,417)		(824,699)		(2,420,214)	(4,302,374)

10,029,257	33,261,221	13,381,015		14,205,714		20,513,860	24,816,234
$10,331,688	$10,029,257	$12,347,598		$13,381,015		$18,093,646	$20,513,860
$(34,880)	$(48,448)	$(7,291)		$5,215		$(201,192)	$(204,723)

$34,462,808	$90,230,100	$59,884,821		$182,031,505		$81,643,742	$233,496,829
—	44,641	40,779		118,888		—	—
(30,807,614)	(103,628,116)	(53,167,352)		(173,356,424)		(81,656,713)	(229,522,798)

4,801,182	5,120,958	2,250,021		1,955,631		10,000,049	13,518,807
(4,647,285)	(8,012,201)	(1,947,984)		(2,343,312)		(7,576,889)	(15,314,980)
$3,809,091	$(16,244,618)	$7,060,285		$8,406,288		$2,410,189	$2,177,858

5,432,404	8,100,210	3,418,914	(a)	4,154,265	(a)	8,584,092	16,304,574
—	4,564	2,549	(a)	2,811	(a)	—	—
(4,805,607)	(9,243,410)	(3,040,044	)(a)	(3,884,229	)(a)	(8,446,805)	(16,248,990)

709,455	448,316	122,432	(a)	44,295	(a)	1,075,144	986,022
(713,665)	(686,599)	(112,274	)(a)	(51,300	)(a)	(791,319)	(1,134,584)
622,587	(1,376,919)	391,577		265,842		421,112	(92,978)

See accompanying notes to the financial statements.

206 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraJapan ProFund		Bear ProFund
	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(360,134)	$(821,571)	$(378,004)	$(593,735)
Net realized gains (losses) on investments	(8,858,304)	19,447,373	(1,720,203)	(5,133,520)
Change in net unrealized appreciation/depreciation on investments	(6,054,727)	619,226	501,993	(1,505,573)
Change in net assets resulting from operations	(15,273,165)	19,245,028	(1,596,214)	(7,232,828)
Change in net assets resulting from capital transactions	(10,219,334)	(719,842)	(16,124,667)	34,655,829
Change in net assets	(25,492,499)	18,525,186	(17,720,881)	27,423,001
NET ASSETS:
Beginning of period	58,032,216	39,507,030	53,000,551	25,577,550
End of period	$32,539,717	$58,032,216	$35,279,670	$53,000,551
Accumulated net investment income (loss)	$864,990	$(603,683)	$(59,594)	$(293,305)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$90,625,189	$188,546,553	$309,494,185	$429,879,597
Value of shares redeemed	(101,241,932)	(189,743,111)	(324,525,434)	(396,705,752)
Service Class
Proceeds from shares issued	13,493,663	18,582,796	13,521,481	33,566,205
Value of shares redeemed	(13,096,254)	(18,106,080)	(14,614,899)	(32,084,221)
Change in net assets resulting from capital transactions	$(10,219,334)	$(719,842)	$(16,124,667)	$34,655,829
SHARE TRANSACTIONS:
Investor Class
Issued	4,728,695	9,515,863	32,281,908	44,419,079
Redeemed	(5,276,956)	(9,811,386)	(34,248,962)	(41,200,559)
Service Class
Issued	735,271	1,060,910	1,476,366	3,578,566
Redeemed	(705,333)	(1,041,036)	(1,606,962)	(3,440,948)
Change in shares	(518,323)	(275,649)	(2,097,650)	3,356,138

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 207

Short Small-Cap ProFund		Short NASDAQ-100 ProFund		UltraBear ProFund
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015

$(180,108)	$(244,047)	$(194,237)	$(151,250)	$(129,025)	$(353,223)
1,354,758	(1,595,687)	(4,463,422)	(2,305,546)	1,569,787	(4,292,077)
(57,792)	(394,287)	348,295	(699,780)	(573,846)	(1,419,718)
1,116,858	(2,234,021)	(4,309,364)	(3,156,576)	866,916	(6,065,018)
1,648,576	(2,647,997)	(6,421,535)	40,048,762	3,810,091	(3,418,530)
2,765,434	(4,882,018)	(10,730,899)	36,892,186	4,677,007	(9,483,548)

10,879,633	15,761,651	49,902,338	13,010,152	12,665,622	22,149,170
$13,645,067	$10,879,633	$39,171,439	$49,902,338	$17,342,629	$12,665,622
$(334,065)	$(358,922)	$(253,894)	$(239,615)	$(20,396)	$(184,650)

$110,475,900	$168,706,848	$563,145,307	$908,376,848	$107,550,256	$199,945,756
(109,175,100)	(176,283,137)	(567,856,178)	(870,013,608)	(103,858,105)	(203,913,756)

23,952,833	62,055,275	15,768,704	51,388,564	20,211,775	186,694,105
(23,605,057)	(57,126,983)	(17,479,368)	(49,703,042)	(20,093,835)	(186,144,635)
$1,648,576	$(2,647,997)	$(6,421,535)	$40,048,762	$3,810,091	$(3,418,530)

5,131,013	7,801,503	33,411,471	50,114,924	19,454,103	33,843,885
(5,100,981)	(8,122,482)	(33,982,867)	(47,845,953)	(18,839,404)	(34,643,142)

1,136,736	2,852,709	973,866	2,976,967	3,928,254	33,847,636
(1,115,130)	(2,659,241)	(1,102,149)	(2,870,478)	(3,897,735)	(33,865,115)
51,638	(127,511)	(699,679)	2,375,460	645,218	(816,736)

See accompanying notes to the financial statements.

208 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Mid-Cap ProFund		UltraShort Small-Cap ProFund
	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(42,136)	$(48,164)	$(93,021)	$(263,318)
Net realized gains (losses) on investments	(336,006)	(714,361)	2,843,420	(2,300,147)
Change in net unrealized appreciation/depreciation on investments	(275,447)	(227,243)	(170,148)	(885,470)
Change in net assets resulting from operations	(653,589)	(989,768)	2,580,251	(3,448,935)
Change in net assets resulting from capital transactions	3,851,513	1,302,193	(1,352,824)	(5,212,512)
Change in net assets	3,197,924	312,425	1,227,427	(8,661,447)
NET ASSETS:
Beginning of period	2,400,379	2,087,954	8,598,874	17,260,321
End of period	$5,598,303	$2,400,379	$9,826,301	$8,598,874
Accumulated net investment income (loss)	$(67,021)	$(77,856)	$(214,035)	$(483,275)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$68,653,531	$73,483,316	$83,513,267	$219,411,682
Value of shares redeemed	(64,731,036)	(72,161,358)	(84,505,319)	(224,166,990)
Service Class
Proceeds from shares issued	100,309	1,025,534	13,177,634	24,047,826
Value of shares redeemed	(171,291)	(1,045,299)	(13,538,406)	(24,505,030)
Change in net assets resulting from capital transactions	$3,851,513	$1,302,193	$(1,352,824)	$(5,212,512)
SHARE TRANSACTIONS:
Investor Class
Issued	12,938,468	13,907,186	3,904,112	9,919,406
Redeemed	(12,443,968)	(13,728,143)	(3,949,488)	(10,108,023)
Service Class
Issued	19,294	170,631	643,040	1,166,587
Redeemed	(32,012)	(175,095)	(651,615)	(1,180,318)
Change in shares	481,782	174,579	(53,951)	(202,348)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 209

UltraShort Dow 30 ProFund		UltraShort NASDAQ-100 ProFund		UltraShort International ProFund
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015

$(46,557)	$(84,384)	$(101,560)	$(179,756)	$(246,359)	$(117,704)
253,464	(477,471)	29,151	(3,969,714)	2,604,919	(222,532)
(101,295)	(291,289)	(120,438)	(635,306)	(435,406)	(671,073)
105,612	(853,144)	(192,847)	(4,784,776)	1,923,154	(1,011,309)
1,050,952	958,531	(1,733,642)	7,663,503	11,133,860	(2,321,694)
1,156,564	105,387	(1,926,489)	2,878,727	13,057,014	(3,333,003)

4,178,709	4,073,322	11,992,695	9,113,968	5,998,512	9,331,515
$5,335,273	$4,178,709	$10,066,206	$11,992,695	$19,055,526	$5,998,512
$(99,262)	$(151,446)	$(14,312)	$(97,818)	$(301,665)	$(153,681)

$39,380,888	$83,859,911	$133,156,162	$346,114,522	$51,362,348	$69,008,724
(38,695,020)	(82,913,268)	(134,794,862)	(338,014,877)	(49,288,732)	(71,329,779)

3,144,487	2,024,577	2,248,344	1,806,948	97,917,262	3,569,452
(2,779,403)	(2,012,689)	(2,343,286)	(2,243,090)	(88,857,018)	(3,570,091)
$1,050,952	$958,531	$(1,733,642)	$7,663,503	$11,133,860	$(2,321,694)

6,164,158	12,860,184	12,140,949	26,795,433	2,052,244	2,847,715
(6,101,694)	(12,700,401)	(12,344,142)	(26,208,975)	(1,985,696)	(2,956,288)

518,774	350,305	221,085	132,570	4,186,216	138,584
(432,495)	(352,031)	(233,019)	(160,809)	(3,794,970)	(144,992)
148,743	158,057	(215,127)	558,219	457,794	(114,981)

See accompanying notes to the financial statements.

210 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Emerging Markets ProFund		UltraShort Latin America ProFund
	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(120,528)	$(128,051)	$(116,036)	$(88,158)
Net realized gains (losses) on investments	1,915,954	2,693,816	5,795,705	2,380,724
Change in net unrealized appreciation/depreciation on investments	(402,475)	(620,486)	(3,020,322)	(596,289)
Change in net assets resulting from operations	1,392,951	1,945,279	2,659,347	1,696,277
Change in net assets resulting from capital transactions	3,368,620	(1,180,575)	11,648,294	1,842,998
Change in net assets	4,761,571	764,704	14,307,641	3,539,275
NET ASSETS:
Beginning of period	6,479,440	5,714,736	6,517,988	2,978,713
End of period	$11,241,011	$6,479,440	$20,825,629	$6,517,988
Accumulated net investment income (loss)	$(196,968)	$(262,364)	$(173,258)	$(131,408)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$67,836,472	$68,020,659	$131,109,273	$122,245,058
Value of shares redeemed	(65,050,589)	(69,045,215)	(120,423,359)	(120,870,961)
Service Class
Proceeds from shares issued	2,262,670	504,543	4,494,915	4,409,873
Value of shares redeemed	(1,679,933)	(660,562)	(3,532,535)	(3,940,972)
Change in net assets resulting from capital transactions	$3,368,620	$(1,180,575)	$11,648,294	$1,842,998
SHARE TRANSACTIONS:
Investor Class
Issued	5,801,715	7,844,904	4,221,191	7,391,359
Redeemed	(5,586,931)	(7,916,792)	(3,957,226)	(7,340,491)
Service Class
Issued	190,797	60,986	151,625	239,809
Redeemed	(149,239)	(83,199)	(120,108)	(237,999)
Change in shares	256,342	(94,101)	295,482	52,678

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 211

UltraShort China ProFund		UltraShort Japan ProFund		Banks UltraSector ProFund
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015

$(41,801)	$(38,727)	$(16,534)	$(32,960)	$(32,540)	$(88,961)
423,819	488,906	(145,392)	(1,149,467)	(4,696,699)	2,709,882
(161,945)	(189,125)	197,050	(32,625)	(1,383,787)	(343,319)
220,073	261,054	35,124	(1,215,052)	(6,113,026)	2,277,602
(343,435)	2,352,961	1,922,822	228,917	(47,249,925)	48,576,661
(123,362)	2,614,015	1,957,946	(986,135)	(53,362,951)	50,854,263

4,426,742	1,812,727	1,038,846	2,024,981	62,905,223	12,050,960
$4,303,380	$4,426,742	$2,996,792	$1,038,846	$9,542,272	$62,905,223
$(68,642)	$(61,126)	$(34,438)	$(76,607)	$(10,092)	$(129,902)

$69,161,034	$73,160,204	$26,765,877	$45,151,165	$43,951,131	$132,784,200
(69,509,319)	(70,699,377)	(24,844,561)	(44,891,199)	(88,301,866)	(89,447,322)

2,662,233	8,170,320	716,406	1,758,125	5,280,805	11,207,999
(2,657,383)	(8,278,186)	(714,900)	(1,789,174)	(8,179,995)	(5,968,216)
$(343,435)	$2,352,961	$1,922,822	$228,917	$(47,249,925)	$48,576,661

3,978,553	4,916,284	1,870,455	2,595,280	1,355,316	4,092,452
(4,018,518)	(4,739,652)	(1,748,551)	(2,592,094)	(2,692,556)	(2,870,787)

149,425	658,651	48,639	84,976	167,354	351,429
(145,712)	(656,662)	(47,121)	(85,547)	(272,720)	(188,646)
(36,252)	178,621	123,422	2,615	(1,442,606)	1,384,448

See accompanying notes to the financial statements.

212 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund
	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(10,232)	$(66,035)	$(2,318,630)	$(7,621,524)
Net realized gains (losses) on investments	(2,970,809)	(290,557)	(159,530,095)	176,146,706
Change in net unrealized appreciation/depreciation on investments	(565,446)	(2,868,861)	(134,592,121)	114,435,026
Change in net assets resulting from operations	(3,546,487)	(3,225,453)	(296,440,846)	282,960,208
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	(64,063,304)
Service Class	—	—	—	(3,833,302)
Change in net assets resulting from distributions	—	—	—	(67,896,606)
Change in net assets resulting from capital transactions	(3,740,601)	(11,495,010)	(116,873,776)	178,453,206
Change in net assets	(7,287,088)	(14,720,463)	(413,314,622)	393,516,808
NET ASSETS:
Beginning of period	12,140,959	26,861,422	857,712,905	464,196,097
End of period	$4,853,871	$12,140,959	$444,398,283	$857,712,905
Accumulated net investment income (loss)	$(94,486)	$(219,816)	$(6,697,608)	$(6,002,065)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$18,413,953	$50,123,273	$216,723,272	$787,538,683
Distributions reinvested	—	—	—	62,987,818
Value of shares redeemed	(20,178,224)	(61,944,171)	(319,912,745)	(689,684,235)
Service Class
Proceeds from shares issued	2,557,323	3,153,839	14,136,219	63,865,329
Distributions reinvested	—	—	—	3,804,835
Value of shares redeemed	(4,533,653)	(2,827,951)	(27,820,522)	(50,059,224)
Change in net assets resulting from capital transactions	$(3,740,601)	$(11,495,010)	$(116,873,776)	$178,453,206
SHARE TRANSACTIONS:
Investor Class
Issued	406,457	872,513	3,394,237	11,503,013
Reinvested	—	—	—	980,203
Redeemed	(479,427)	(1,087,059)	(5,183,643)	(10,101,826)
Service Class
Issued	60,471	59,949	258,758	1,100,882
Reinvested	—	—	—	70,591
Redeemed	(113,518)	(54,591)	(509,519)	(887,192)
Change in shares	(126,017)	(209,188)	(2,040,167)	2,665,671

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 213

Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund		Financials UltraSector ProFund
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015

$(44,292)	$112,271	$(158,574)	$(535,815)	$(52,804)	$(144,210)
(5,495,618)	3,745,439	(9,081,179)	7,949,611	(9,114,223)	954,905
(373,261)	1,740,820	(5,344,947)	9,182,890	(1,443,317)	1,754,265
(5,913,171)	5,598,530	(14,584,700)	16,596,686	(10,610,344)	2,564,960

(67,747)	—	—	—	—	—

—	(33,700)	—	(495,981)	—	—
—	(3,166)	—	(28,602)	—	—
(67,747)	(36,866)	—	(524,583)	—	—
(42,559,196)	44,205,313	(50,836,571)	61,080,001	(43,110,619)	52,364,004
(48,540,114)	49,766,977	(65,421,271)	77,152,104	(53,720,963)	54,928,964

59,328,082	9,561,105	103,783,779	26,631,675	64,522,361	9,593,397
$10,787,968	$59,328,082	$38,362,508	$103,783,779	$10,801,398	$64,522,361
$6,419	$118,478	$(57,635)	$(462,725)	$(224,308)	$(254,397)

$48,007,243	$156,944,139	$49,187,416	$185,668,535	$35,496,006	$146,027,435
67,420	33,484	—	491,207	—	—
(87,359,489)	(114,936,221)	(98,895,139)	(125,816,411)	(74,712,660)	(97,547,543)

4,753,694	5,987,569	10,213,997	22,257,839	8,014,250	9,913,443
—	3,157	—	28,602	—	—
(8,028,064)	(3,826,815)	(11,342,845)	(21,549,771)	(11,908,215)	(6,029,331)
$(42,559,196)	$44,205,313	$(50,836,571)	$61,080,001	$(43,110,619)	$52,364,004

560,837	1,898,035	587,156	2,348,735	2,461,601	9,927,026
758	420	—	6,597	—	—
(1,071,388)	(1,377,445)	(1,233,022)	(1,607,313)	(5,437,328)	(6,785,236)

58,504	75,047	131,378	301,558	600,860	751,958
—	42	—	422	—	—
(101,858)	(49,404)	(150,570)	(288,552)	(943,960)	(475,274)
(553,147)	546,695	(665,058)	761,447	(3,318,827)	3,418,474

See accompanying notes to the financial statements.

214 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(183,356)	$(840,135)	$(16,368)	$(152,710)
Net realized gains (losses) on investments	(16,434,014)	17,988,807	(464,693)	(204,532)
Change in net unrealized appreciation/depreciation on investments	(10,723,428)	12,560,360	(794,986)	(90,942)
Change in net assets resulting from operations	(27,340,798)	29,709,032	(1,276,047)	(448,184)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	(1,141,421)	(49,093)	(267,984)
Service Class	—	(147,060)	(1,817)	(38,507)
Change in net assets resulting from distributions	—	(1,288,481)	(50,910)	(306,491)
Change in net assets resulting from capital transactions	(92,993,664)	93,491,650	(1,308,853)	(2,781,201)
Change in net assets	(120,334,462)	121,912,201	(2,635,810)	(3,535,876)
NET ASSETS:
Beginning of period	167,675,554	45,763,353	7,507,614	11,043,490
End of period	$47,341,092	$167,675,554	$4,871,804	$7,507,614
Accumulated net investment income (loss)	$(666,340)	$(704,246)	$(140,086)	$(236,683)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$59,061,378	$285,853,843	$12,886,151	$89,045,983
Distributions reinvested	—	1,117,868	48,683	267,046
Value of shares redeemed	(142,395,518)	(204,950,029)	(12,834,200)	(92,077,695)
Service Class
Proceeds from shares issued	7,695,996	39,495,142	1,062,939	2,080,769
Distributions reinvested	—	146,459	1,817	38,507
Value of shares redeemed	(17,355,520)	(28,171,633)	(2,474,243)	(2,135,811)
Change in net assets resulting from capital transactions	$(92,993,664)	$93,491,650	$(1,308,853)	$(2,781,201)
SHARE TRANSACTIONS:
Investor Class
Issued	1,260,610	6,061,932	193,260	1,249,860
Reinvested	—	24,925	762	4,063
Redeemed	(3,017,245)	(4,416,095)	(199,786)	(1,316,010)
Service Class
Issued	178,771	942,391	17,328	32,054
Reinvested	—	3,684	31	637
Redeemed	(412,518)	(687,636)	(41,740)	(33,642)
Change in shares	(1,990,382)	1,929,201	(30,145)	(63,038)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 215

Internet UltraSector ProFund		Mobile Telecommunications UltraSector ProFund		Oil & Gas UltraSector ProFund
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015

$(615,749)	$(881,641)	$(64,080)	$(116,149)	$87,320	$98,876
(10,050,792)	10,061,274	(3,572,962)	(360,964)	(6,119,071)	(12,041,246)
(6,050,459)	7,798,048	(192,955)	56,104	(862,891)	(7,390,082)
(16,717,000)	16,977,681	(3,829,997)	(421,009)	(6,894,642)	(19,332,452)

—	—	—	—	(116,869)	—

(6,212,555)	(467,091)	—	—	—	—
(811,933)	(39,491)	—	—	—	—
(7,024,488)	(506,582)	—	—	(116,869)	—
13,634,681	3,196,192	3,109,565	(980,737)	2,500,055	(9,587,747)
(10,106,807)	19,667,291	(720,432)	(1,401,746)	(4,511,456)	(28,920,199)

85,250,516	65,583,225	4,930,504	6,332,250	29,040,699	57,960,898
$75,143,709	$85,250,516	$4,210,072	$4,930,504	$24,529,243	$29,040,699
$(412,156)	$(885,538)	$(153,235)	$(218,060)	$(34,105)	$(3,721)

$95,668,230	$72,549,753	$42,443,552	$42,719,675	$45,228,061	$134,152,251
6,070,845	450,737	—	—	113,871	—
(85,188,649)	(73,514,250)	(39,661,544)	(43,724,189)	(41,534,972)	(147,107,170)

12,737,491	18,152,046	3,592,678	8,660,328	3,142,128	10,121,804
809,829	39,491	—	—	—	—
(16,463,065)	(14,481,585)	(3,265,121)	(8,636,551)	(4,449,033)	(6,754,632)
$13,634,681	$3,196,192	$3,109,565	$(980,737)	$2,500,055	$(9,587,747)

2,140,214	1,811,350	784,802	834,537	1,402,283	2,802,967
138,068	13,038	—	—	3,784	—
(2,019,262)	(1,912,842)	(779,218)	(859,684)	(1,275,591)	(3,023,704)

339,388	507,473	79,811	192,101	102,090	251,724
22,427	1,358	—	—	—	—
(457,456)	(431,830)	(80,366)	(194,109)	(153,195)	(171,240)
163,379	(11,453)	5,029	(27,155)	79,371	(140,253)

See accompanying notes to the financial statements.

216 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil Equipment, Services & Distribution UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$21,867	$17,979	$(25,753)	$(132,506)
Net realized gains (losses) on investments	(2,735,290)	(7,766,499)	(1,933,974)	3,522,775
Change in net unrealized appreciation/depreciation on investments	(483,726)	(1,671,432)	(2,178,262)	2,741,425
Change in net assets resulting from operations	(3,197,149)	(9,419,952)	(4,137,989)	6,131,694
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	(18,845)	(1,213,310)
Service Class	—	—	(2,773)	(253,649)
Change in net assets resulting from distributions	—	—	(21,618)	(1,466,959)
Change in net assets resulting from capital transactions	2,123,669	(27,526,760)	(7,909,560)	(4,618,515)
Change in net assets	(1,073,480)	(36,946,712)	(12,069,167)	46,220
NET ASSETS:
Beginning of period	7,690,862	44,637,574	26,356,653	26,310,433
End of period	$6,617,382	$7,690,862	$14,287,486	$26,356,653
Accumulated net investment income (loss)	$9,647	$(84,989)	$30,356	$(40,409)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$21,958,956	$62,739,148	$24,473,645	$53,386,485
Distributions reinvested	—	—	18,669	1,083,858
Value of shares redeemed	(19,919,584)	(87,514,123)	(31,809,668)	(54,453,028)
Service Class
Proceeds from shares issued	477,086	2,790,630	2,878,282	11,737,771
Distributions reinvested	—	—	2,762	249,718
Value of shares redeemed	(392,789)	(5,542,415)	(3,473,250)	(16,623,319)
Change in net assets resulting from capital transactions	$2,123,669	$(27,526,760)	$(7,909,560)	$(4,618,515)
SHARE TRANSACTIONS:
Investor Class
Issued	1,739,406	2,820,458	1,057,689	2,247,273
Reinvested	—	—	789	48,473
Redeemed	(1,559,340)	(3,715,936)	(1,392,025)	(2,311,474)
Service Class
Issued	45,135	132,192	131,368	535,503
Reinvested	—	—	128	12,152
Redeemed	(35,163)	(231,728)	(168,392)	(798,999)
Change in shares	190,038	(995,014)	(370,443)	(267,072)

(a)           As described in Note 10, adjusted for 1:5 reverse stock split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 217

Precious Metals UltraSector ProFund				Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
Six Months Ended January 31, 2016 (unaudited)		Year Ended July 31, 2015		Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015

$(79,219)		$(143,982)		$45,961	$36,168	$(15,532)	$(60,640)
(5,315,413)		(21,055,632)		(1,027,214)	2,232,625	(1,893,967)	6,577,548
7,109,508		(6,618,416)		(473,790)	1,089,366	166,112	(213,565)
1,714,876		(27,818,030)		(1,455,043)	3,358,159	(1,743,387)	6,303,343

—		—		(37,921)	(113,372)	—	—

—		—		—	—	(166,029)	—
—		—		—	—	(16,217)	—
—		—		(37,921)	(113,372)	(182,246)	—
(2,290,797)		13,885,706		(2,222,061)	(6,735,066)	(2,027,529)	(69,641,063)
(575,921)		(13,932,324)		(3,715,025)	(3,490,279)	(3,953,162)	(63,337,720)

14,010,903		27,943,227		25,708,381	29,198,660	15,647,516	78,985,236
$13,434,982		$14,010,903		$21,993,356	$25,708,381	$11,694,354	$15,647,516
$(136,230)		$(198,316)		$25,284	$17,244	$(111,517)	$(280,676)

$114,058,796		$228,395,102		$54,636,321	$198,014,614	$38,976,671	$156,363,296
—		—		37,413	111,226	161,692	—
(116,037,952)		(217,861,651)		(54,559,002)	(203,471,075)	(42,219,463)	(224,058,159)

16,567,917		28,726,649		5,395,773	36,626,956	2,418,099	22,522,832
—		—		—	—	16,106	—
(16,879,558)		(25,374,394)		(7,732,566)	(38,016,787)	(1,380,634)	(24,469,032)
$(2,290,797)		$13,885,706		$(2,222,061)	$(6,735,066)	$(2,027,529)	$(69,641,063)

5,506,930	(a)	5,238,057	(a)	1,485,035	5,179,430	1,410,256	5,584,342
—		—		960	3,155	5,748	—
(5,536,398	)(a)	(4,988,893	)(a)	(1,500,439)	(5,303,225)	(1,599,737)	(8,043,519)

853,495	(a)	822,916	(a)	148,641	953,475	101,867	907,679
—		—		—	—	658	—
(853,938	)(a)	(816,461	)(a)	(210,856)	(1,002,048)	(62,084)	(1,003,135)
(29,911)		255,619		(76,659)	(169,213)	(143,292)	(2,554,633)

See accompanying notes to the financial statements.

218 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(44,862)	$(218,626)	$70,934	$270,609
Net realized gains (losses) on investments	(1,741,931)	(2,364,352)	(792,082)	703,028
Change in net unrealized appreciation/depreciation on investments	(304,773)	683,151	175,815	(137,727)
Change in net assets resulting from operations	(2,091,566)	(1,899,827)	(545,333)	835,910
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(212,843)	(7,586)
Service Class	—	—	(18,173)	—
Change in net assets resulting from distributions	—	—	(231,016)	(7,586)
Change in net assets resulting from capital transactions	2,049,215	(18,964,881)	9,546,047	(5,612,437)
Change in net assets	(42,351)	(20,864,708)	8,769,698	(4,784,113)
NET ASSETS:
Beginning of period	12,100,453	32,965,161	3,008,169	7,792,282
End of period	$12,058,102	$12,100,453	$11,777,867	$3,008,169
Accumulated net investment income (loss)	$(196,759)	$(428,427)	$(11,932)	$188,304
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$39,382,265	$172,456,066	$34,150,042	$83,107,019
Distributions reinvested	—	—	208,001	7,514
Value of shares redeemed	(36,013,969)	(187,915,287)	(24,205,891)	(88,533,189)
Service Class
Proceeds from shares issued	10,709,607	11,724,787	3,527,051	6,279,576
Distributions reinvested	—	—	18,173	—
Value of shares redeemed	(12,028,688)	(15,230,447)	(4,151,329)	(6,473,357)
Change in net assets resulting from capital transactions	$2,049,215	$(18,964,881)	$9,546,047	$(5,612,437)
SHARE TRANSACTIONS:
Investor Class
Issued	636,683	2,804,504	1,653,588	3,976,289
Reinvested	—	—	10,302	370
Redeemed	(595,018)	(3,148,814)	(1,226,426)	(4,174,723)
Service Class
Issued	197,998	226,039	180,043	309,095
Reinvested	—	—	940	—
Redeemed	(224,646)	(296,751)	(221,359)	(322,385)
Change in shares	15,017	(415,022)	397,088	(211,354)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 219

Utilities UltraSector ProFund		Short Oil & Gas ProFund		Short Precious Metals ProFund
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015

$41,316	$183,178	$(53,504)	$(62,035)	$(137,398)	$(598,921)
(266,052)	(3,386,333)	743,360	869,441	(5,306,501)	10,163,600
377,442	927,905	(608,830)	(77,440)	(801,381)	54,492
152,706	(2,275,250)	81,026	729,966	(6,245,280)	9,619,171

(138,953)	(166,243)	—	—	—	—
(2,269)	(15,699)	—	—	—	—
(141,222)	(181,942)	—	—	—	—
1,642,962	(13,094,882)	1,698,532	(1,422,684)	(4,022,735)	6,235,549
1,654,446	(15,552,074)	1,779,558	(692,718)	(10,268,015)	15,854,720

10,823,925	26,375,999	2,838,979	3,531,697	24,129,646	8,274,926
$12,478,371	$10,823,925	$4,618,537	$2,838,979	$13,861,631	$24,129,646
$(58,449)	$42,141	$(90,316)	$(104,974)	$(365,047)	$(707,934)

$47,293,533	$156,052,589	$59,786,018	$77,415,931	$166,642,883	$168,057,940
133,469	164,719	—	—	—	—
(44,525,164)	(169,573,007)	(58,124,833)	(78,942,285)	(162,145,823)	(163,647,056)

8,586,411	22,136,703	3,907,632	10,498,926	107,641,224	524,660,910
2,120	15,684	—	—	—	—
(9,847,407)	(21,891,570)	(3,870,285)	(10,395,256)	(116,161,019)	(522,836,245)
$1,642,962	$(13,094,882)	$1,698,532	$(1,422,684)	$(4,022,735)	$6,235,549

1,463,227	4,554,420	8,192,735	12,633,834	13,985,246	18,003,566
4,105	4,445	—	—	—	—
(1,393,963)	(5,120,064)	(7,998,179)	(12,889,945)	(13,615,072)	(17,487,354)

277,323	687,266	534,475	1,677,268	8,582,990	54,495,418
68	443	—	—	—	—
(322,674)	(695,212)	(531,625)	(1,667,628)	(9,486,745)	(54,289,303)
28,086	(568,702)	197,406	(246,471)	(533,581)	722,327

See accompanying notes to the financial statements.

220 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Real Estate ProFund		U.S. Government Plus ProFund
	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(28,538)	$(48,266)	$(173,212)	$(114,516)
Net realized gains (losses) on investments	(183,439)	(335,034)	3,800,036	2,635,859
Change in net unrealized appreciation/depreciation on investments	16,015	(99,114)	(1,691,739)	2,358,093
Change in net assets resulting from operations	(195,962)	(482,414)	1,935,085	4,879,436
Change in net assets resulting from capital transactions	(570,007)	3,248,354	33,891,581	13,029,836
Change in net assets	(765,969)	2,765,940	35,826,666	17,909,272
NET ASSETS:
Beginning of period	3,654,096	888,156	55,742,892	37,833,620
End of period	$2,888,127	$3,654,096	$91,569,558	$55,742,892
Accumulated net investment income (loss)	$(63,807)	$(84,606)	$(194,282)	$(79,371)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$39,882,593	$48,962,517	$711,752,743	$711,220,511
Value of shares redeemed	(40,451,480)	(45,706,696)	(688,161,385)	(682,949,215)
Service Class
Proceeds from shares issued	49,013	85,201	178,535,210	678,497,231
Value of shares redeemed	(50,133)	(92,668)	(168,234,987)	(693,738,691)
Change in net assets resulting from capital transactions	$(570,007)	$3,248,354	$33,891,581	$13,029,836
SHARE TRANSACTIONS:
Investor Class
Issued	2,024,222	2,442,926	13,607,749	13,571,645
Redeemed	(2,061,033)	(2,296,538)	(13,192,343)	(12,994,218)
Service Class
Issued	2,737	4,615	3,607,367	13,276,297
Redeemed	(2,741)	(5,072)	(3,405,250)	(13,612,160)
Change in shares	(36,815)	145,931	617,523	241,564

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 221

Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015

$(148,901)	$(377,151)	$(446,889)	$(1,191,930)	$(412,728)	$(1,107,536)
(474,871)	(1,461,965)	(5,695,556)	(14,595,374)	471,955	11,003,808
(64,337)	(104,843)	336,508	(1,002,034)	(246,779)	(108,083)
(688,109)	(1,943,959)	(5,805,937)	(16,789,338)	(187,552)	9,788,189
(9,206,120)	269,185	(15,342,847)	(3,617,918)	331,287	9,938,977
(9,894,229)	(1,674,774)	(21,148,784)	(20,407,256)	143,735	19,727,166

23,163,694	24,838,468	71,788,224	92,195,480	50,250,116	30,522,950
$13,269,465	$23,163,694	$50,639,440	$71,788,224	$50,393,851	$50,250,116
$(352,917)	$(709,831)	$(1,118,600)	$(2,253,581)	$(491,183)	$(1,460,750)

$5,821,039	$17,370,694	$427,117,814	$487,518,416	$83,916,749	$198,746,271
(15,532,452)	(16,770,228)	(437,922,612)	(498,620,813)	(85,073,385)	(191,714,269)

890,469	121,953	160,097,661	626,718,329	36,341,883	66,116,276
(385,176)	(453,234)	(164,635,710)	(619,233,850)	(34,853,960)	(63,209,301)
$(9,206,120)	$269,185	$(15,342,847)	$(3,617,918)	$331,287	$9,938,977

372,340	1,070,329	73,791,794	81,000,294	2,887,753	7,247,511
(993,942)	(1,036,963)	(75,944,993)	(82,947,084)	(2,948,272)	(6,853,886)

59,356	7,690	30,210,236	114,109,010	1,358,160	2,613,645
(25,822)	(28,899)	(31,058,381)	(112,946,157)	(1,311,977)	(2,489,041)
(588,068)	12,157	(3,001,344)	(783,937)	(14,336)	518,229

See accompanying notes to the financial statements.

222 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Falling U.S. Dollar ProFund
	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(54,349)	$(84,626)
Net realized gains (losses) on investments	(159,515)	(958,491)
Change in net unrealized appreciation/depreciation on investments	17,858	54,701
Change in net assets resulting from operations	(196,006)	(988,416)
Change in net assets resulting from capital transactions	1,804,644	(9,026)
Change in net assets	1,608,638	(997,442)
NET ASSETS:
Beginning of period	4,626,825	5,624,267
End of period	$6,235,463	$4,626,825
Accumulated net investment income (loss)	$(90,934)	$(146,823)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$15,308,594	$17,817,513
Value of shares redeemed	(15,567,504)	(18,218,733)
Service Class
Proceeds from shares issued	30,105,200	35,795,484
Value of shares redeemed	(28,041,646)	(35,403,290)
Change in net assets resulting from capital transactions	$1,804,644	$(9,026)
SHARE TRANSACTIONS:
Investor Class
Issued	844,037	923,559
Redeemed	(870,360)	(946,172)
Service Class
Issued	1,762,204	1,861,067
Redeemed	(1,627,395)	(1,835,930)
Change in shares	108,486	2,524

See accompanying notes to the financial statements.

Financial Highlights

224 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Bull ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$95.88	(0.17)	(7.14)	(7.31)	—	—
Year Ended July 31, 2015	$87.77	(0.31)	8.42	8.11	—	—
Year Ended July 31, 2014	$76.56	(0.47)	11.68	11.21	—	—
Year Ended July 31, 2013	$62.44	(0.41)	14.53	14.12	—	—
Year Ended July 31, 2012	$58.45	(0.66)	4.65	3.99	—	—
Year Ended July 31, 2011	$49.96	(0.57)	9.06	8.49	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$82.62	(0.57)	(6.12)	(6.69)	—	—
Year Ended July 31, 2015	$76.39	(1.12)	7.35	6.23	—	—
Year Ended July 31, 2014	$67.32	(1.19)	10.26	9.07	—	—
Year Ended July 31, 2013	$55.46	(1.00)	12.86	11.86	—	—
Year Ended July 31, 2012	$52.43	(1.19)	4.22	3.03	—	—
Year Ended July 31, 2011	$45.26	(1.07)	8.24	7.17	—	—
Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$74.89	(0.20)	(9.13)	(9.33)	(0.03)	(0.03)
Year Ended July 31, 2015	$69.08	(0.39)	6.86	6.47	(0.66)	(0.66)
Year Ended July 31, 2014	$63.20	(0.41)	7.39	6.98	(1.10)	(1.10)
Year Ended July 31, 2013	$48.49	(0.48)	15.19	14.71	—	—
Year Ended July 31, 2012	$48.97	(0.62)	0.14	(0.48)	—	—
Year Ended July 31, 2011	$39.70	(0.60)	9.87	9.27	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$65.71	(0.51)	(7.97)	(8.48)	(0.03)	(0.03)
Year Ended July 31, 2015	$61.30	(1.04)	6.11	5.07	(0.66)	(0.66)
Year Ended July 31, 2014	$56.75	(1.02)	6.67	5.65	(1.10)	(1.10)
Year Ended July 31, 2013	$43.97	(0.98)	13.76	12.78	—	—
Year Ended July 31, 2012	$44.85	(1.06)	0.18	(0.88)	—	—
Year Ended July 31, 2011	$36.72	(1.04)	9.17	8.13	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$88.57	(7.62	)%(d)	1.51%	1.51%	(0.36)%	$99,632	131	%(d)
$95.88	9.26%		1.59%	1.59%	(0.34)%	$61,512	154%
$87.77	14.63%		1.58%	1.58%	(0.57)%	$104,942	78%
$76.56	22.61%		1.75%	1.75%	(0.61)%	$83,880	25%
$62.44	6.81%		1.72%	1.72%	(1.14)%	$75,354	3%
$58.45	17.01%		1.71%	1.71%	(1.01)%	$39,339	74%

$75.93	(8.09	)%(d)	2.51%	2.51%	(1.36)%	$8,340	131	%(d)
$82.62	8.16%		2.59%	2.59%	(1.34)%	$7,792	154%
$76.39	13.47%		2.58%	2.58%	(1.57)%	$10,987	78%
$67.32	21.38%		2.75%	2.75%	(1.61)%	$6,429	25%
$55.46	5.76%		2.72%	2.72%	(2.14)%	$18,000	3%
$52.43	15.86%		2.71%	2.71%	(2.01)%	$4,665	74%

$65.53	(12.44	)%(d)	1.67%	1.67%	(0.58)%	$8,283	1,590	%(d)
$74.89	9.47%		1.46%	1.46%	(0.53)%	$26,624	158%
$69.08	11.12%		1.43%	1.43%	(0.61)%	$25,191	211%
$63.20	30.34%		1.75%	1.75%	(0.88)%	$26,811	393%
$48.49	(0.98)%		1.86%	1.85%	(1.33)%	$25,542	12%
$48.97	23.35%		1.71%	1.71%	(1.27)%	$28,133	59%

$57.20	(12.90	)%(d)	2.67%	2.67%	(1.58)%	$3,424	1,590	%(d)
$65.71	8.40%		2.46%	2.46%	(1.53)%	$5,174	158%
$61.30	10.03%		2.43%	2.43%	(1.61)%	$4,877	211%
$56.75	29.07%		2.75%	2.75%	(1.88)%	$985	393%
$43.97	(1.96)%		2.86%	2.85%	(2.33)%	$891	12%
$44.85	22.14%		2.71%	2.71%	(2.27)%	$6,385	59%

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 225

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$68.32	(0.34)	(10.55)	(10.89)	—	—
Year Ended July 31, 2015	$62.44	(0.92)	6.80	5.88	—	—
Year Ended July 31, 2014	$58.41	(0.61)	4.64	4.03	—	—
Year Ended July 31, 2013	$43.95	(0.49)	14.95	14.46	—	—
Year Ended July 31, 2012	$44.41	(0.47)	0.01	(0.46)	—	—
Year Ended July 31, 2011	$36.34	(0.53)	8.60	8.07	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$59.37	(0.61)	(9.09)	(9.70)	—	—
Year Ended July 31, 2015	$54.78	(1.50)	6.09	4.59	—	—
Year Ended July 31, 2014	$51.77	(1.17)	4.18	3.01	—	—
Year Ended July 31, 2013	$39.33	(0.93)	13.37	12.44	—	—
Year Ended July 31, 2012	$40.14	(0.85)	0.04	(0.81)	—	—
Year Ended July 31, 2011	$33.21	(0.92)	7.85	6.93	—	—
NASDAQ-100 ProFund(e)
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$46.73	(0.20)	(3.17)	(3.37)	—	—
Year Ended July 31, 2015	$40.45	(0.38)	7.11	6.73	(0.45)	(0.45)
Year Ended July 31, 2014	$33.19	(0.29)	8.47	8.18	(0.92)	(0.92)
Year Ended July 31, 2013	$29.01	(0.30)	4.90	4.60	(0.42)	(0.42)
Year Ended July 31, 2012	$26.24	(0.33)	3.10	2.77	—	—
Year Ended July 31, 2011	$21.55	(0.31)	5.71	5.40	(0.71)	(0.71)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$39.85	(0.40)	(2.66)	(3.06)	—	—
Year Ended July 31, 2015	$34.91	(0.76)	6.15	5.39	(0.45)	(0.45)
Year Ended July 31, 2014	$29.05	(0.62)	7.40	6.78	(0.92)	(0.92)
Year Ended July 31, 2013	$25.70	(0.57)	4.34	3.77	(0.42)	(0.42)
Year Ended July 31, 2012	$23.48	(0.57)	2.79	2.22	—	—
Year Ended July 31, 2011	$19.53	(0.53)	5.19	4.66	(0.71)	(0.71)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$57.43	(15.94	)%(d)	2.12%	1.82%	(1.08)%	$3,005	13	%(d)
$68.32	9.49%		1.85%	1.76%	(1.39)%	$22,679	114%
$62.44	6.83%		1.75%	1.72%	(0.96)%	$13,987	252%
$58.41	32.90%		2.12%	1.76%	(0.98)%	$32,724	264%
$43.95	(1.06)%		2.14%	1.73%	(1.11)%	$19,040	80%
$44.41	22.23%		1.85%	1.73%	(1.27)%	$12,925	94%

$49.67	(16.32	)%(d)	3.12%	2.82%	(2.08)%	$1,723	13	%(d)
$59.37	8.42%		2.85%	2.76%	(2.39)%	$4,217	114%
$54.78	5.76%		2.75%	2.72%	(1.96)%	$2,342	252%
$51.77	31.66%		3.12%	2.76%	(1.98)%	$1,914	264%
$39.33	(2.04)%		3.14%	2.73%	(2.11)%	$868	80%
$40.14	20.93%		2.85%	2.73%	(2.27)%	$1,024	94%

$43.36	(7.22	)%(d)	1.51%	1.51%	(0.91)%	$50,820	333	%(d)
$46.73	16.75%		1.60%	1.60%	(0.89)%	$53,777	100%
$40.45	24.98%		1.65%	1.65%	(0.82)%	$49,249	147%
$33.19	16.13%		1.78%	1.78%	(1.01)%	$31,567	331%
$29.01	10.53%		1.73%	1.73%	(1.23)%	$34,988	5%
$26.24	25.21%		1.65%	1.65%	(1.28)%	$44,608	62%

$36.79	(7.69	)%(d)	2.51%	2.51%	(1.91)%	$4,265	333	%(d)
$39.85	15.57%		2.60%	2.60%	(1.89)%	$25,334	100%
$34.91	23.72%		2.65%	2.65%	(1.82)%	$8,007	147%
$29.05	14.94%		2.77%	2.77%	(2.00)%	$5,496	331%
$25.70	9.41%		2.73%	2.73%	(2.23)%	$5,920	5%
$23.48	24.03%		2.65%	2.65%	(2.28)%	$4,806	62%

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 Not annualized for periods less than one year.

(e)                                  As described in Note 10, adjusted for 3:1 stock split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

226 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$53.40	0.24	(4.71)	(4.47)	(0.38)	(0.26)	(0.64)
Year Ended July 31, 2015	$52.78	0.40	2.05 (e)	2.45	(0.32)	(1.51)	(1.83)
Year Ended July 31, 2014	$49.97	0.29	5.53	5.82	(0.82)	(2.19)	(3.01)
Year Ended July 31, 2013	$39.48	0.38	10.56	10.94	(0.33)	(0.12)	(0.45)
Year Ended July 31, 2012	$37.34	0.29	1.85	2.14	—	—	—
Year Ended July 31, 2011	$33.04	0.24	4.06	4.30	—	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$49.33	0.01	(4.38)	(4.37)	(0.20)	(0.26)	(0.46)
Year Ended July 31, 2015	$49.07	(0.11)	1.88 (e)	1.77	—	(1.51)	(1.51)
Year Ended July 31, 2014	$46.63	(0.19)	5.11	4.92	(0.29)	(2.19)	(2.48)
Year Ended July 31, 2013	$36.91	(0.03)	9.87	9.84	—	(0.12)	(0.12)
Year Ended July 31, 2012	$35.26	(0.07)	1.72	1.65	—	—	—
Year Ended July 31, 2011	$31.51	(0.11)	3.86	3.75	—	—	—
Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$65.97	— (f)	(4.57)	(4.57)	—	(0.04)	(0.04)
Year Ended July 31, 2015	$59.32	(0.01)	7.81	7.80	—	(1.15)	(1.15)
Year Ended July 31, 2014	$52.80	(0.06)	8.86	8.80	—	(2.28)	(2.28)
Year Ended July 31, 2013	$44.90	0.12	7.99	8.11	(0.21)	—	(0.21)
Year Ended July 31, 2012	$41.50	0.06	3.34	3.40	—	—	—
Year Ended July 31, 2011	$34.14	(0.01)	7.37	7.36	—	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$58.05	(0.28)	(4.01)	(4.29)	—	(0.04)	(0.04)
Year Ended July 31, 2015	$52.82	(0.57)	6.95	6.38	—	(1.15)	(1.15)
Year Ended July 31, 2014	$47.71	(0.57)	7.96	7.39	—	(2.28)	(2.28)
Year Ended July 31, 2013	$40.81	(0.32)	7.22	6.90	—	—	—
Year Ended July 31, 2012	$38.09	(0.33)	3.05	2.72	—	—	—
Year Ended July 31, 2011	$31.65	(0.37)	6.81	6.44	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$48.29	(8.43	)%(d)	2.03%	1.78%	0.99%	$7,055	424	%(d)
$53.40	4.73%		1.96%	1.84%	0.74%	$9,509	600%
$52.78	12.08%		1.89%	1.87%	0.58%	$28,627	593%
$49.97	27.98%		1.76%	1.75%	0.87%	$23,658	428%
$39.48	5.73%		1.80%	1.73%	0.76%	$37,980	452%
$37.34	13.01%		1.89%	1.73%	0.67%	$13,920	733%

$44.50	(8.89	)%(d)	3.03%	2.78%	(0.01)%	$3,568	424	%(d)
$49.33	3.67%		2.96%	2.84%	(0.26)%	$750	600%
$49.07	10.94%		2.89%	2.87%	(0.42)%	$4,104	593%
$46.63	26.73%		2.76%	2.75%	(0.13)%	$4,522	428%
$36.91	4.68%		2.80%	2.73%	(0.24)%	$4,778	452%
$35.26	11.90%		2.89%	2.73%	(0.33)%	$3,280	733%

$61.36	(6.92	)%(d)	1.75%	1.75%	0.01%	$24,573	224	%(d)
$65.97	13.31%		1.92%	1.78%	(0.01)%	$15,741	550%
$59.32	17.06%		1.99%	1.91%	(0.11)%	$13,666	749%
$52.80	18.14%		1.81%	1.81%	0.26%	$16,811	596%
$44.90	8.19%		1.74%	1.72%	0.13%	$44,257	413%
$41.50	21.56%		1.91%	1.73%	(0.04)%	$32,436	453%

$53.72	(7.38	)%(d)	2.75%	2.75%	(0.99)%	$12,864	224	%(d)
$58.05	12.22%		2.92%	2.78%	(1.01)%	$8,346	550%
$52.82	15.91%		2.99%	2.91%	(1.11)%	$3,537	749%
$47.71	16.91%		2.81%	2.81%	(0.74)%	$3,677	596%
$40.81	7.14%		2.74%	2.72%	(0.87)%	$3,915	413%
$38.09	20.31%		2.91%	2.73%	(1.04)%	$3,900	453%

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 Not annualized for periods less than one year.

(e)                                  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)                                   Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 227

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$65.60	0.08	(7.89)	(7.81)	—	—	—
Year Ended July 31, 2015	$66.49	(0.04)	2.38	2.34	—	(3.23)	(3.23)
Year Ended July 31, 2014	$59.19	(0.07)	7.37	7.30	—	—	—
Year Ended July 31, 2013	$44.62	0.21	14.41	14.62	(0.05)	—	(0.05)
Year Ended July 31, 2012	$44.21	0.06	0.35	0.41	—	—	—
Year Ended July 31, 2011	$37.59	0.01	6.61	6.62	—	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$57.22	(0.19)	(6.90)	(7.09)	—	—	—
Year Ended July 31, 2015	$58.98	(0.64)	2.11	1.47	—	(3.23)	(3.23)
Year Ended July 31, 2014	$53.00	(0.64)	6.62	5.98	—	—	—
Year Ended July 31, 2013	$40.32	(0.25)	12.93	12.68	—	—	—
Year Ended July 31, 2012	$40.35	(0.34)	0.31	(0.03)	—	—	—
Year Ended July 31, 2011	$34.65	(0.40)	6.10	5.70	—	—	—
Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$72.42	(0.14)	(8.94)	(9.08)	—	—	—
Year Ended July 31, 2015	$63.43	(0.33)	9.32	8.99	—	—	—
Year Ended July 31, 2014	$58.12	(0.49)	5.80	5.31	—	—	—
Year Ended July 31, 2013	$45.31	(0.24)	13.05	12.81	—	—	—
Year Ended July 31, 2012	$46.41	(0.44)	(0.66)	(1.10)	—	—	—
Year Ended July 31, 2011	$35.86	(0.42)	10.97	10.55	—	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$62.72	(0.44)	(7.71)	(8.15)	—	—	—
Year Ended July 31, 2015	$55.50	(0.94)	8.16	7.22	—	—	—
Year Ended July 31, 2014	$51.38	(1.04)	5.16	4.12	—	—	—
Year Ended July 31, 2013	$40.44	(0.70)	11.64	10.94	—	—	—
Year Ended July 31, 2012	$41.82	(0.84)	(0.54)	(1.38)	—	—	—
Year Ended July 31, 2011	$32.63	(0.82)	10.01	9.19	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$57.79	(11.91	)%(d)	2.39%	1.78%	0.27%	$3,057	675	%(d)
$65.60	3.65%		2.29%	1.78%	(0.06)%	$5,837	681%
$66.49	12.33%		1.95%	1.78%	(0.11)%	$17,743	689%
$59.19	32.80%		1.99%	1.77%	0.41%	$21,421	676%
$44.62	0.93%		2.29%	1.73%	0.15%	$3,670	597%
$44.21	17.61%		1.84%	1.73%	0.02%	$15,621	678%

$50.13	(12.37	)%(d)	3.39%	2.78%	(0.73)%	$1,125	675	%(d)
$57.22	2.60%		3.29%	2.78%	(1.06)%	$725	681%
$58.98	11.28%		2.95%	2.78%	(1.11)%	$4,816	689%
$53.00	31.45%		2.99%	2.77%	(0.59)%	$4,589	676%
$40.32	(0.10)%		3.29%	2.73%	(0.85)%	$895	597%
$40.35	16.45%		2.84%	2.73%	(0.98)%	$2,871	678%

$63.34	(12.52	)%(d)	1.77%	1.77%	(0.43)%	$16,857	333	%(d)
$72.42	14.17%		1.85%	1.74%	(0.50)%	$11,267	712%
$63.43	9.14%		1.97%	1.78%	(0.82)%	$6,271	924%
$58.12	28.27%		1.89%	1.76%	(0.48)%	$11,152	642%
$45.31	(2.39)%		2.21%	1.73%	(1.01)%	$12,925	540%
$46.41	29.45%		1.78%	1.78%	(0.98)%	$24,923	426%

$54.57	(12.98	)%(d)	2.77%	2.77%	(1.43)%	$5,088	333	%(d)
$62.72	13.01%		2.85%	2.74%	(1.50)%	$8,069	712%
$55.50	8.02%		2.97%	2.78%	(1.82)%	$3,510	924%
$51.38	27.05%		2.89%	2.76%	(1.48)%	$4,431	642%
$40.44	(3.32)%		3.21%	2.73%	(2.01)%	$2,785	540%
$41.82	28.16%		2.77%	2.77%	(1.97)%	$7,452	426%

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 Not annualized for periods less than one year.

See accompanying notes to the financial statements.

228 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$68.18	(0.08)	(7.66)	(7.74)	—	—	—
Year Ended July 31, 2015	$65.61	(0.23)	2.80	2.57	—	—	—
Year Ended July 31, 2014	$60.00	(0.13)	5.74	5.61	—	—	—
Year Ended July 31, 2013	$44.52	0.01	15.48	15.49	(0.01)	—	(0.01)
Year Ended July 31, 2012	$43.55	(0.07)	1.04	0.97	—	—	—
Year Ended July 31, 2011	$37.15	(0.18)	6.52	6.34	—	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$59.75	(0.37)	(6.69)	(7.06)	—	—	—
Year Ended July 31, 2015	$58.07	(0.83)	2.51	1.68	—	—	—
Year Ended July 31, 2014	$53.66	(0.71)	5.12	4.41	—	—	—
Year Ended July 31, 2013	$40.19	(0.46)	13.93	13.47	—	—	—
Year Ended July 31, 2012	$39.73	(0.47)	0.93	0.46	—	—	—
Year Ended July 31, 2011	$34.23	(0.57)	6.01	5.44	—	—	—
Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$70.34	(0.10)	(8.49)	(8.59)	—	(1.66)	(1.66)
Year Ended July 31, 2015	$65.44	(0.38)	10.15	9.77	—	(4.87)	(4.87)
Year Ended July 31, 2014	$60.56	(0.58)	5.46	4.88	—	—	—
Year Ended July 31, 2013	$46.62	(0.41)	14.35	13.94	—	—	—
Year Ended July 31, 2012	$45.77	(0.32)	1.17	0.85	—	—	—
Year Ended July 31, 2011	$35.91	(0.27)	10.08	9.81	—	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$60.54	(0.39)	(7.27)	(7.66)	—	(1.66)	(1.66)
Year Ended July 31, 2015	$57.48	(0.97)	8.90	7.93	—	(4.87)	(4.87)
Year Ended July 31, 2014	$53.76	(1.16)	4.88	3.72	—	—	—
Year Ended July 31, 2013	$41.80	(0.88)	12.84	11.96	—	—	—
Year Ended July 31, 2012	$41.44	(0.73)	1.09	0.36	—	—	—
Year Ended July 31, 2011	$32.83	(0.67)	9.23	8.56	—	—	—

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

—		$60.44	(11.35	)%(d)	2.09%	1.91%	(0.26)%	$2,726	764	%(d)
—		$68.18	3.92%		2.21%	1.89%	(0.34)%	$5,541	1,184%
—		$65.61	9.35%		1.75%	1.73%	(0.21)%	$4,959	413%
—		$60.00	34.81%		1.97%	1.76%	0.03%	$34,020	674%
—		$44.52	2.23%		2.05%	1.73%	(0.15)%	$27,367	758%
0.06	(e)	$43.55	17.23	%(e)	1.96%	1.73%	(0.43)%	$6,100	877%

—		$52.69	(11.78	)%(d)	3.09%	2.91%	(1.26)%	$1,156	764	%(d)
—		$59.75	2.88%		3.21%	2.89%	(1.34)%	$373	1,184%
—		$58.07	8.22%		2.75%	2.73%	(1.21)%	$2,550	413%
—		$53.66	33.52%		2.97%	2.76%	(0.97)%	$9,081	674%
—		$40.19	1.13%		3.05%	2.73%	(1.15)%	$2,876	758%
0.06	(e)	$39.73	16.10	%(e)	2.96%	2.73%	(1.43)%	$2,748	877%

—		$60.09	(12.37	)%(d)	1.85%	1.78%	(0.31)%	$5,809	305	%(d)
—		$70.34	15.60%		1.85%	1.74%	(0.58)%	$23,772	887%
—		$65.44	8.06%		2.01%	1.78%	(0.91)%	$7,929	654%
—		$60.56	29.90%		2.04%	1.77%	(0.79)%	$20,695	614%
—		$46.62	1.86%		2.27%	1.73%	(0.75)%	$6,148	499%
0.05	(f)	$45.77	27.46	%(f)	1.78%	1.73%	(0.64)%	$19,724	530%

—		$51.22	(12.82	)%(d)	2.85%	2.78%	(1.31)%	$2,891	305	%(d)
—		$60.54	14.50%		2.85%	2.74%	(1.58)%	$4,465	887%
—		$57.48	6.92%		3.01%	2.78%	(1.91)%	$1,321	654%
—		$53.76	28.61%		3.04%	2.77%	(1.79)%	$3,959	614%
—		$41.80	0.84%		3.27%	2.73%	(1.75)%	$2,712	499%
0.05	(f)	$41.44	26.22	%(f)	2.78%	2.73%	(1.64)%	$7,105	530%

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 Not annualized for periods less than one year.

(e)                                  The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.06 to the net asset value and 0.16% to the total return. Without this contribution, the net asset value and the total return would have been lower.

(f)                                   The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.05 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would have been lower.

See accompanying notes to the financial statements.

Financial Highlights :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Europe 30 ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$14.48	0.11	(2.18)	(2.07)	(1.36)	(1.36)
Year Ended July 31, 2015	$16.16	0.33	(1.85)	(1.52)	(0.16)	(0.16)
Year Ended July 31, 2014	$13.91	0.62	1.76	2.38	(0.13)	(0.13)
Year Ended July 31, 2013	$11.52	0.15	2.24	2.39	—	—
Year Ended July 31, 2012	$14.56	0.32	(2.02)	(1.70)	(1.34)	(1.34)
Year Ended July 31, 2011	$12.67	0.37	1.52	1.89	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$14.80	0.04	(2.23)	(2.19)	(1.17)	(1.17)
Year Ended July 31, 2015	$16.54	0.17	(1.88)	(1.71)	(0.03)	(0.03)
Year Ended July 31, 2014	$14.27	0.46	1.83	2.29	(0.02)	(0.02)
Year Ended July 31, 2013	$11.94	0.02	2.31	2.33	—	—
Year Ended July 31, 2012	$14.69	0.19	(2.01)	(1.82)	(0.93)	(0.93)
Year Ended July 31, 2011	$12.89	0.22	1.58	1.80	—	—
UltraBull ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$107.48	— (e)	(17.10)	(17.10)	—	—
Year Ended July 31, 2015	$90.36	(0.23)	17.35	17.12	—	—
Year Ended July 31, 2014	$68.70	(0.22)	21.88	21.66	—	—
Year Ended July 31, 2013	$45.83	(0.16)	23.03	22.87	—	—
Year Ended July 31, 2012	$41.98	(0.25)	4.10	3.85	—	—
Year Ended July 31, 2011	$31.01	(0.23)	11.20	10.97	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$92.77	(0.42)	(14.71)	(15.13)	—	—
Year Ended July 31, 2015	$78.76	(1.11)	15.12	14.01	—	—
Year Ended July 31, 2014	$60.47	(0.89)	19.18	18.29	—	—
Year Ended July 31, 2013	$40.75	(0.66)	20.38	19.72	—	—
Year Ended July 31, 2012	$37.67	(0.62)	3.70	3.08	—	—
Year Ended July 31, 2011	$28.10	(0.59)	10.16	9.57	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$11.05	(15.31	)%(d)	1.78%	1.78%	1.78%	$6,566	272	%(d)
$14.48	(9.50)%		1.80%	1.78%	2.18%	$3,628	394%
$16.16	17.24%		1.79%	1.75%	3.94%	$23,050	485%
$13.91	20.75%		1.84%	1.81%	1.15%	$6,143	719%
$11.52	(11.48)%		3.13%	1.91%	2.50%	$3,771	2,739%
$14.56	14.92%		1.73%	1.73%	2.57%	$7,386	1,579%

$11.44	(15.67	)%(d)	2.78%	2.78%	0.78%	$1,403	272	%(d)
$14.80	(10.34)%		2.80%	2.78%	1.18%	$1,631	394%
$16.54	16.06%		2.79%	2.75%	2.94%	$3,755	485%
$14.27	19.51%		2.84%	2.81%	0.15%	$3,086	719%
$11.94	(12.32)%		4.13%	2.91%	1.50%	$2,408	2,739%
$14.69	13.88%		2.73%	2.73%	1.57%	$296	1,579%

$90.38	(15.91	)%(d)	1.46%	1.46%	(0.01)%	$52,083	116	%(d)
$107.48	18.95%		1.52%	1.52%	(0.23)%	$84,932	258%
$90.36	31.53%		1.57%	1.57%	(0.28)%	$82,480	509%
$68.70	49.90%		1.69%	1.69%	(0.29)%	$72,957	947%
$45.83	9.17%		1.70%	1.70%	(0.62)%	$76,941	265%
$41.98	35.38%		1.62%	1.62%	(0.61)%	$101,927	450%

$77.64	(16.30	)%(d)	2.46%	2.46%	(1.01)%	$6,186	116	%(d)
$92.77	17.79%		2.52%	2.52%	(1.23)%	$10,015	258%
$78.76	30.25%		2.57%	2.57%	(1.28)%	$26,674	509%
$60.47	48.39%		2.69%	2.69%	(1.29)%	$19,384	947%
$40.75	8.15%		2.70%	2.70%	(1.62)%	$3,392	265%
$37.67	34.09%		2.62%	2.62%	(1.61)%	$6,218	450%

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 Not annualized for periods less than one year.

(e)                                  Amount is less than $0.005.

See accompanying notes to the financial statements.

230 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
UltraMid-Cap ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$91.75	(0.16)	(22.02)	(22.18)	—	—
Year Ended July 31, 2015	$82.63	(0.60)	15.58	14.98	(5.86)	(5.86)
Year Ended July 31, 2014	$67.54	(0.56)	15.65	15.09	—	—
Year Ended July 31, 2013	$39.87	(0.37)	28.04	27.67	—	—
Year Ended July 31, 2012	$43.36	(0.34)	(3.15)	(3.49)	—	—
Year Ended July 31, 2011	$28.74	(0.44)	15.06	14.62	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$79.25	(0.51)	(18.95)	(19.46)	—	—
Year Ended July 31, 2015	$72.84	(1.39)	13.66	12.27	(5.86)	(5.86)
Year Ended July 31, 2014	$60.15	(1.24)	13.93	12.69	—	—
Year Ended July 31, 2013	$35.87	(0.84)	25.12	24.28	—	—
Year Ended July 31, 2012	$39.41	(0.69)	(2.85)	(3.54)	—	—
Year Ended July 31, 2011	$26.38	(0.81)	13.84	13.03	—	—
UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$41.54	(0.14)	(12.91)	(13.05)	—	—
Year Ended July 31, 2015	$34.68	(0.33)	7.19	6.86	—	—
Year Ended July 31, 2014	$30.67	(0.30)	4.31	4.01	—	—
Year Ended July 31, 2013	$17.46	(0.15)	13.36	13.21	—	—
Year Ended July 31, 2012	$19.88	(0.20)	(2.22)	(2.42)	—	—
Year Ended July 31, 2011	$13.64	(0.25)	6.49	6.24	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$35.78	(0.29)	(11.08)	(11.37)	—	—
Year Ended July 31, 2015	$30.16	(0.66)	6.28	5.62	—	—
Year Ended July 31, 2014	$26.95	(0.61)	3.82	3.21	—	—
Year Ended July 31, 2013	$15.50	(0.35)	11.80	11.45	—	—
Year Ended July 31, 2012	$17.84	(0.35)	(1.99)	(2.34)	—	—
Year Ended July 31, 2011	$12.36	(0.41)	5.89	5.48	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$69.57	(24.17	)%(d)	1.50%	1.50%	(0.40)%	$42,873	47	%(d)
$91.75	19.26%		1.56%	1.56%	(0.67)%	$79,173	29%
$82.63	22.34%		1.60%	1.60%	(0.72)%	$62,788	40%
$67.54	69.40%		1.69%	1.69%	(0.70)%	$57,274	50%
$39.87	(8.05)%		1.81%	1.81%	(0.92)%	$26,102	12%
$43.36	50.87%		1.64%	1.64%	(1.06)%	$63,175	82%

$59.79	(24.54	)%(d)	2.50%	2.50%	(1.40)%	$836	47	%(d)
$79.25	18.07%		2.56%	2.56%	(1.67)%	$1,978	29%
$72.84	21.10%		2.60%	2.60%	(1.72)%	$1,680	40%
$60.15	67.69%		2.69%	2.69%	(1.70)%	$2,315	50%
$35.87	(8.98)%		2.81%	2.81%	(1.92)%	$1,579	12%
$39.41	49.39%		2.64%	2.64%	(2.06)%	$2,032	82%

$28.49	(31.42	)%(d)	1.60%	1.60%	(0.81)%	$21,840	26	%(d)
$41.54	19.78%		1.66%	1.66%	(0.85)%	$47,826	50%
$34.68	13.07%		1.68%	1.68%	(0.85)%	$49,120	45%
$30.67	75.66%		1.81%	1.81%	(0.67)%	$46,231	149%
$17.46	(12.17)%		1.90%	1.89%	(1.21)%	$26,715	33%
$19.88	45.75%		1.70%	1.70%	(1.31)%	$48,580	102%

$24.41	(31.78	)%(d)	2.60%	2.60%	(1.81)%	$458	26	%(d)
$35.78	18.63%		2.66%	2.66%	(1.85)%	$1,075	50%
$30.16	11.91%		2.68%	2.68%	(1.85)%	$3,929	45%
$26.95	73.87%		2.81%	2.81%	(1.67)%	$3,104	149%
$15.50	(13.12)%		2.90%	2.89%	(2.21)%	$760	33%
$17.84	44.34%		2.69%	2.69%	(2.30)%	$2,366	102%

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 231

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraDow 30 ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$64.98	(0.01)	(9.06)	(9.07)
Year Ended July 31, 2015	$56.67	(0.23)	8.54	8.31
Year Ended July 31, 2014	$49.33	(0.14)	7.48	7.34
Year Ended July 31, 2013	$34.23	(0.07)	15.17	15.10
Year Ended July 31, 2012	$30.34	(0.24)	4.13	3.89
Year Ended July 31, 2011	$22.39	(0.21)	8.16	7.95
Service Class
Six Months Ended January 31, 2016 (unaudited)	$58.71	(0.29)	(8.16)	(8.45)
Year Ended July 31, 2015	$51.72	(0.81)	7.80	6.99
Year Ended July 31, 2014	$45.49	(0.63)	6.86	6.23
Year Ended July 31, 2013	$31.88	(0.45)	14.06	13.61
Year Ended July 31, 2012	$28.55	(0.52)	3.85	3.33
Year Ended July 31, 2011	$21.28	(0.48)	7.75	7.27
UltraNASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$101.20	(0.32)	(15.47)	(15.79)
Year Ended July 31, 2015	$74.43	(0.57)	27.34	26.77
Year Ended July 31, 2014	$47.64	(0.28)	27.07	26.79
Year Ended July 31, 2013	$35.25	(0.20)	12.59	12.39
Year Ended July 31, 2012	$29.88	(0.32)	5.69	5.37
Year Ended July 31, 2011	$19.15	(0.26)	10.99	10.73
Service Class
Six Months Ended January 31, 2016 (unaudited)	$86.26	(0.72)	(13.11)	(13.83)
Year Ended July 31, 2015	$64.07	(1.33)	23.52	22.19
Year Ended July 31, 2014	$41.41	(0.82)	23.48	22.66
Year Ended July 31, 2013	$30.95	(0.54)	11.00	10.46
Year Ended July 31, 2012	$26.48	(0.59)	5.06	4.47
Year Ended July 31, 2011	$17.14	(0.49)	9.83	9.34

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$55.91	(13.96	)%(d)	1.74%	1.74%	(0.04)%	$15,772	20	%(d)
$64.98	14.66%		1.78%	1.75%	(0.36)%	$17,391	59%
$56.67	14.88%		1.82%	1.78%	(0.27)%	$16,151	82%
$49.33	44.11%		2.02%	1.76%	(0.18)%	$20,629	444	%(e)
$34.23	12.82%		2.00%	1.73%	(0.78)%	$13,694	—
$30.34	35.51%		1.78%	1.72%	(0.74)%	$18,046	—

$50.26	(14.39	)%(d)	2.74%	2.74%	(1.04)%	$722	20	%(d)
$58.71	13.52%		2.78%	2.75%	(1.36)%	$1,415	59%
$51.72	13.70%		2.82%	2.78%	(1.27)%	$1,473	82%
$45.49	42.69%		3.01%	2.75%	(1.17)%	$1,432	444	%(e)
$31.88	11.62%		2.99%	2.72%	(1.77)%	$1,971	—
$28.55	34.21%		2.78%	2.72%	(1.74)%	$1,951	—

$85.41	(15.59	)%(d)	1.47%	1.47%	(0.68)%	$209,507	4	%(d)
$101.20	35.97%		1.52%	1.52%	(0.65)%	$254,034	9%
$74.43	56.23%		1.57%	1.57%	(0.47)%	$234,678	5%
$47.64	35.15%		1.68%	1.68%	(0.50)%	$147,043	13%
$35.25	17.97%		1.73%	1.73%	(1.04)%	$122,625	5%
$29.88	56.03%		1.61%	1.61%	(1.02)%	$121,051	34%

$72.43	(16.03	)%(d)	2.47%	2.47%	(1.68)%	$8,992	4	%(d)
$86.26	34.63%		2.52%	2.52%	(1.65)%	$9,164	9%
$64.07	54.72%		2.57%	2.57%	(1.47)%	$9,731	5%
$41.41	33.80%		2.68%	2.68%	(1.50)%	$5,073	13%
$30.95	16.84%		2.73%	2.73%	(2.04)%	$5,450	5%
$26.48	54.55%		2.61%	2.61%	(2.02)%	$5,684	34%

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 Not annualized for periods less than one year.

(e)                                  The portfolio turnover rate significantly increased due to there being sales and purchases of equity securities during the year.

See accompanying notes to the financial statements.

232 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
UltraInternational ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$16.53	(0.11)	(4.57)		(4.68)	—	—
Year Ended July 31, 2015	$17.51	(0.26)	(0.72	)(f)	(0.98)	—	—
Year Ended July 31, 2014	$14.16	(0.26)	3.61		3.35	—	—
Year Ended July 31, 2013	$9.65	(0.20)	4.71		4.51	—	—
Year Ended July 31, 2012	$14.14	(0.19)	(4.30)		(4.49)	—	—
Year Ended July 31, 2011	$11.21	(0.22)	3.15		2.93	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$15.37	(0.18)	(4.23)		(4.41)	—	—
Year Ended July 31, 2015	$16.45	(0.42)	(0.66	)(f)	(1.08)	—	—
Year Ended July 31, 2014	$13.43	(0.42)	3.44		3.02	—	—
Year Ended July 31, 2013	$9.24	(0.32)	4.51		4.19	—	—
Year Ended July 31, 2012	$13.68	(0.29)	(4.15)		(4.44)	—	—
Year Ended July 31, 2011	$10.96	(0.36)	3.08		2.72	—	—
UltraEmerging Markets ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$8.02	(0.01)	(2.49)		(2.50)	—	—
Year Ended July 31, 2015	$12.70	(0.02)	(4.62)		(4.64)	(0.04)	(0.04)
Year Ended July 31, 2014	$9.52	0.03	3.16		3.19	(0.01)	(0.01)
Year Ended July 31, 2013	$10.92	0.01	(1.40)		(1.39)	(0.01)	(0.01)
Year Ended July 31, 2012	$16.60	0.03	(5.68)		(5.65)	(0.03)	(0.03)
Year Ended July 31, 2011	$14.53	0.05	2.02		2.07	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$7.66	(0.04)	(2.38)		(2.42)	—	—
Year Ended July 31, 2015	$12.21	(0.13)	(4.42)		(4.55)	—	—
Year Ended July 31, 2014	$9.23	(0.08)	3.06		2.98	—	—
Year Ended July 31, 2013	$10.70	(0.10)	(1.37)		(1.47)	—	—
Year Ended July 31, 2012	$16.38	(0.10)	(5.58)		(5.68)	—	—
Year Ended July 31, 2011	$14.48	(0.12)	2.02		1.90	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$11.85	(28.31	)%(d)	1.72%	1.72%	(1.64)%	$3,961	—
$16.53	(5.54)%		1.60%	1.60%	(1.57)%	$8,912	—
$17.51	23.59%		1.52%	1.52%	(1.50)%	$17,887	—
$14.16	46.74%		1.67%	1.67%	(1.59)%	$5,841	—
$9.65	(31.75)%		1.88%	1.88%	(1.81)%	$30,135	—
$14.14	26.14%		1.66%	1.63%	(1.56)%	$23,935	1,297	%(e)

$10.96	(28.69	)%(d)	2.72%	2.72%	(2.64)%	$113	—
$15.37	(6.51)%		2.60%	2.60%	(2.57)%	$249	—
$16.45	22.41%		2.52%	2.52%	(2.50)%	$233	—
$13.43	45.35%		2.67%	2.67%	(2.59)%	$389	—
$9.24	(32.46)%		2.88%	2.88%	(2.81)%	$260	—
$13.68	24.82%		2.66%	2.63%	(2.56)%	$639	1,297	%(e)

$5.52	(31.17	)%(d)	1.76%	1.76%	(0.20)%	$10,107	208	%(d)
$8.02	(36.61)%		1.88%	1.88%	(0.19)%	$9,668	225%
$12.70	33.52%		1.79%	1.79%	0.24%	$29,777	264%
$9.52	(12.74)%		1.82%	1.82%	0.12%	$15,469	122%
$10.92	(34.06)%		1.72%	1.72%	0.20%	$27,680	190%
$16.60	14.32%		1.66%	1.66%	0.28%	$46,541	137%

$5.24	(31.59	)%(d)	2.76%	2.76%	(1.20)%	$225	208	%(d)
$7.66	(37.26)%		2.88%	2.88%	(1.19)%	$361	225%
$12.21	32.29%		2.79%	2.79%	(0.76)%	$3,484	264%
$9.23	(13.74)%		2.82%	2.82%	(0.88)%	$2,888	122%
$10.70	(34.68)%		2.72%	2.72%	(0.80)%	$1,373	190%
$16.38	13.12%		2.66%	2.66%	(0.72)%	$4,126	137%

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 Not annualized for periods less than one year.

(e)                                  The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

(f)                                   The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 233

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraLatin America ProFund(d)
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$28.80	0.06	(14.37)	(14.31)	(0.07)	—	(0.07)
Year Ended July 31, 2015	$71.50	0.04	(42.24)	(42.20)	(0.50)	—	(0.50)
Year Ended July 31, 2014	$65.00	0.60	6.00	6.60	(0.10)	—	(0.10)
Year Ended July 31, 2013	$87.10	0.20	(21.70)	(21.50)	(0.60)	—	(0.60)
Year Ended July 31, 2012	$131.60	0.90	(43.90)	(43.00)	(1.50)	—	(1.50)
Year Ended July 31, 2011	$111.50	0.70	20.10	20.80	(0.70)	—	(0.70)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$28.17	(0.02)	(14.04)	(14.06)	—	—	—
Year Ended July 31, 2015	$69.70	(0.40)	(41.13)	(41.53)	—	—	—
Year Ended July 31, 2014	$63.90	(0.10)	5.90	5.80	—	—	—
Year Ended July 31, 2013	$85.90	(0.70)	(21.30)	(22.00)	—	—	—
Year Ended July 31, 2012	$129.30	(0.10)	(43.00)	(43.10)	(0.30)	—	(0.30)
Year Ended July 31, 2011	$110.10	(0.60)	19.80	19.20	—	—	—
UltraChina ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$11.74	(0.05)	(3.26)	(3.31)	—	—	—
Year Ended July 31, 2015	$13.55	(0.07)	(1.74)	(1.81)	—	—	—
Year Ended July 31, 2014	$8.67	(0.07)	4.95	4.88	—	—	—
Year Ended July 31, 2013	$6.39	(0.04)	2.32	2.28	—	—	—
Year Ended July 31, 2012	$12.84	0.01	(6.46)	(6.45)	—	—	—
Year Ended July 31, 2011	$10.46	(0.08)	2.57	2.49	—	(0.11)	(0.11)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$10.91	(0.09)	(3.02)	(3.11)	—	—	—
Year Ended July 31, 2015	$12.72	(0.20)	(1.61)	(1.81)	—	—	—
Year Ended July 31, 2014	$8.22	(0.17)	4.67	4.50	—	—	—
Year Ended July 31, 2013	$6.13	(0.11)	2.20	2.09	—	—	—
Year Ended July 31, 2012	$12.42	(0.06)	(6.23)	(6.29)	—	—	—
Year Ended July 31, 2011	$10.23	(0.21)	2.51	2.30	—	(0.11)	(0.11)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$14.42	(49.68	)%(e)	1.77%	1.77%	0.67%	$12,162	358	%(e)
$28.80	(59.24)%		1.84%	1.81%	0.09%	$13,297	724%
$71.50	10.14%		1.87%	1.87%	0.86%	$13,509	490%
$65.00	(24.88)%		1.85%	1.85%	0.25%	$12,069	68%
$87.10	(32.69)%		1.78%	1.78%	0.88%	$19,331	128%
$131.60	18.58%		1.66%	1.66%	0.50%	$30,002	88%

$14.11	(49.96	)%(e)	2.77%	2.77%	(0.33)%	$185	385	%(e)
$28.17	(59.54)%		2.84%	2.81%	(0.91)%	$84	724%
$69.70	9.08%		2.87%	2.87%	(0.14)%	$697	490%
$63.90	(25.61)%		2.85%	2.85%	(0.75)%	$532	68%
$85.90	(33.35)%		2.78%	2.78%	(0.12)%	$925	128%
$129.30	17.44%		2.66%	2.66%	(0.50)%	$2,150	88%

$8.43	(28.19	)%(e)	1.73%	1.73%	(0.98)%	$15,652	206	%(e)
$11.74	(13.36)%		1.75%	1.75%	(0.48)%	$20,193	450%
$13.55	56.29%		1.79%	1.79%	(0.60)%	$22,551	266%
$8.67	35.68%		1.91%	1.76%	(0.52)%	$9,993	202%
$6.39	(50.23)%		1.97%	1.73%	0.18%	$12,838	288%
$12.84	23.88%		1.77%	1.73%	(0.65)%	$19,688	216%

$7.80	(28.51	)%(e)	2.73%	2.73%	(1.98)%	$2,442	206	%(e)
$10.91	(14.23)%		2.75%	2.75%	(1.48)%	$321	450%
$12.72	54.74%		2.79%	2.79%	(1.60)%	$2,265	266%
$8.22	34.09%		2.91%	2.76%	(1.52)%	$871	202%
$6.13	(50.64)%		2.97%	2.73%	(0.82)%	$440	288%
$12.42	22.56%		2.77%	2.73%	(1.65)%	$836	216%

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 As described in Note 10, adjusted for 1:10 reverse stock split that occurred on December 14, 2015

(e)                                  Not annualized for periods less than one year.

See accompanying notes to the financial statements.

234 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraJapan ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$24.02	(0.16)	(6.68)	(6.84)
Year Ended July 31, 2015	$14.66	(0.34)	9.70	9.36
Year Ended July 31, 2014	$12.49	(0.24)	2.41	2.17
Year Ended July 31, 2013	$5.60	(0.19)	6.77	6.58
Year Ended July 31, 2012	$7.75	(0.11)	(2.04)	(2.15)
Year Ended July 31, 2011	$7.82	(0.13)	0.06	(0.07)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$21.32	(0.23)	(5.90)	(6.13)
Year Ended July 31, 2015	$13.14	(0.52)	8.70	8.18
Year Ended July 31, 2014	$11.31	(0.37)	2.20	1.83
Year Ended July 31, 2013	$5.12	(0.29)	6.20	5.91
Year Ended July 31, 2012	$7.16	(0.16)	(1.88)	(2.04)
Year Ended July 31, 2011	$7.30	(0.21)	0.07	(0.14)
Bear ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$9.16	(0.07)	0.48 (g)	0.41
Year Ended July 31, 2015	$10.48	(0.15)	(1.17)	(1.32)
Year Ended July 31, 2014	$12.58	(0.19)	(1.91)	(2.10)
Year Ended July 31, 2013	$16.20	(0.24)	(3.38)	(3.62)
Year Ended July 31, 2012	$19.02	(0.31)	(2.51)	(2.82)
Year Ended July 31, 2011	$23.60	(0.34)	(4.24)	(4.58)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$8.82	(0.11)	0.46 (g)	0.35
Year Ended July 31, 2015	$10.20	(0.25)	(1.13)	(1.38)
Year Ended July 31, 2014	$12.35	(0.31)	(1.84)	(2.15)
Year Ended July 31, 2013	$16.08	(0.38)	(3.35)	(3.73)
Year Ended July 31, 2012	$19.07	(0.48)	(2.51)	(2.99)
Year Ended July 31, 2011	$23.90	(0.55)	(4.28)	(4.83)

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

—		$17.18	(28.48	)%(d)	1.70%	1.70%	(1.62)%	$30,882	—
—		$24.02	63.85%		1.75%	1.75%	(1.73)%	$56,344	—
—		$14.66	17.37%		1.76%	1.76%	(1.74)%	$38,727	—
0.31	(e)	$12.49	123.43	%(e)	1.82%	1.77%	(1.73)%	$54,890	—
—		$5.60	(27.87)%		2.01%	1.73%	(1.68)%	$12,021	—
—		$7.75	(0.90)%		1.91%	1.73%	(1.66)%	$15,737	1,297	%(f)

—		$15.19	(28.75	)%(d)	2.45%	2.45%	(2.37)%	$1,658	—
—		$21.32	62.25%		2.75%	2.75%	(2.73)%	$1,689	—
—		$13.14	16.18%		2.76%	2.76%	(2.74)%	$780	—
0.28	(e)	$11.31	120.90	%(e)	2.82%	2.77%	(2.73)%	$1,030	—
—		$5.12	(28.59)%		3.01%	2.73%	(2.68)%	$315	—
—		$7.16	(1.78)%		2.91%	2.73%	(2.66)%	$235	1,297	%(f)

—		$9.57	4.48	%(d)	1.51%	1.51%	(1.42)%	$28,902	—
—		$9.16	(12.60)%		1.62%	1.62%	(1.59)%	$45,711	—
—		$10.48	(16.69)%		1.72%	1.72%	(1.71)%	$18,555	—
—		$12.58	(22.35)%		1.75%	1.74%	(1.67)%	$33,157	—
—		$16.20	(14.87)%		1.75%	1.73%	(1.69)%	$28,690	—
—		$19.02	(19.36)%		1.74%	1.74%	(1.64)%	$57,483	1,297	%(f)

—		$9.17	3.97	%(d)	2.51%	2.51%	(2.42)%	$6,378	—
—		$8.82	(13.53)%		2.62%	2.62%	(2.59)%	$7,289	—
—		$10.20	(17.41)%		2.72%	2.72%	(2.71)%	$7,022	—
—		$12.35	(23.20)%		2.77%	2.76%	(2.69)%	$10,954	—
—		$16.08	(15.68)%		2.73%	2.71%	(2.67)%	$10,178	—
—		$19.07	(20.21)%		2.74%	2.74%	(2.64)%	$3,503	1,297	%(f)

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 Not annualized for periods less than one year.

(e)                                  The amounts include a voluntary capital contribution from the Advisor. The contribution represented $0.31 and $0.28 to the net asset value of the Investor Class and Service Class, respectively, and 3.79% to the total return of both Investor Class and Service Class. Without this contribution, the net asset value and total return would have been lower.

(f)                                   The portfolio turnover rate significantly changed due to a change in investment strategies that include the purchase of long-term instruments.

(g)                                  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 235

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Short Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$19.90	(0.17)	3.13	2.96
Year Ended July 31, 2015	$23.37	(0.37)	(3.10)	(3.47)
Year Ended July 31, 2014(e)	$26.65	(0.42)	(2.86)	(3.28)
Year Ended July 31, 2013(e)	$37.80	(0.55)	(10.60)	(11.15)
Year Ended July 31, 2012(e)	$43.45	(0.70)	(4.95)	(5.65)
Year Ended July 31, 2011(e)	$57.95	(0.80)	(13.70)	(14.50)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$19.94	(0.28)	3.12	2.84
Year Ended July 31, 2015	$23.63	(0.58)	(3.11)	(3.69)
Year Ended July 31, 2014(e)	$27.20	(0.67)	(2.90)	(3.57)
Year Ended July 31, 2013(e)	$38.95	(0.90)	(10.85)	(11.75)
Year Ended July 31, 2012(e)	$45.10	(1.15)	(5.00)	(6.15)
Year Ended July 31, 2011(e)	$60.70	(1.30)	(14.30)	(15.60)
Short NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$16.68	(0.14)	0.49 (f)	0.35
Year Ended July 31, 2015	$20.87	(0.32)	(3.87)	(4.19)
Year Ended July 31, 2014(e)	$27.80	(0.41)	(6.52)	(6.93)
Year Ended July 31, 2013(e)	$34.70	(0.55)	(6.35)	(6.90)
Year Ended July 31, 2012(e)	$42.65	(0.65)	(7.30)	(7.95)
Year Ended July 31, 2011(e)	$57.10	(0.75)	(13.70)	(14.45)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$15.61	(0.22)	0.48 (f)	0.26
Year Ended July 31, 2015	$19.69	(0.50)	(3.58)	(4.08)
Year Ended July 31, 2014(e)	$26.50	(0.64)	(6.17)	(6.81)
Year Ended July 31, 2013(e)	$33.45	(0.85)	(6.10)	(6.95)
Year Ended July 31, 2012(e)	$41.65	(1.00)	(7.20)	(8.20)
Year Ended July 31, 2011(e)	$56.30	(1.20)	(13.45)	(14.65)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$22.86	14.87	%(d)	1.72%	1.71%	(1.62)%	$7,298	—
$19.90	(14.85)%		1.86%	1.78%	(1.75)%	$5,756	—
$23.37	(12.31)%		2.10%	1.78%	(1.76)%	$14,261	—
$26.65	(29.50)%		2.61%	1.76%	(1.68)%	$9,669	—
$37.80	(13.00)%		2.21%	1.73%	(1.68)%	$6,534	—
$43.45	(25.02)%		1.95%	1.73%	(1.63)%	$14,709	—

$22.78	14.29	%(d)	2.72%	2.71%	(2.62)%	$6,347	—
$19.94	(15.62)%		2.86%	2.78%	(2.75)%	$5,124	—
$23.63	(12.97)%		3.10%	2.78%	(2.76)%	$1,501	—
$27.20	(30.30)%		3.61%	2.76%	(2.68)%	$3,014	—
$38.95	(13.64)%		3.21%	2.73%	(2.68)%	$1,535	—
$45.10	(25.70)%		2.95%	2.73%	(2.63)%	$667	—

$17.03	2.10	%(d)	1.78%	1.78%	(1.72)%	$38,820	—
$16.68	(20.08)%		2.26%	1.78%	(1.75)%	$47,555	—
$20.87	(24.93)%		2.05%	1.78%	(1.76)%	$12,146	—
$27.80	(19.88)%		1.95%	1.77%	(1.69)%	$3,664	—
$34.70	(18.64)%		2.00%	1.73%	(1.66)%	$3,469	—
$42.65	(25.31)%		1.92%	1.73%	(1.64)%	$13,386	1,297	%(g)

$15.87	1.67	%(d)	2.78%	2.78%	(2.72)%	$351	—
$15.61	(20.72)%		3.26%	2.78%	(2.75)%	$2,348	—
$19.69	(25.70)%		3.05%	2.78%	(2.76)%	$865	—
$26.50	(20.78)%		2.94%	2.76%	(2.68)%	$297	—
$33.45	(19.69)%		3.00%	2.73%	(2.66)%	$577	—
$41.65	(25.96)%		2.92%	2.73%	(2.64)%	$2,450	1,297	%(g)

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 Not annualized for periods less than one year.

(e)                                  As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

(f)                                   The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)                                  The portfolio turnover rate significantly changed due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

236 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraBear ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$5.27	(0.04)	0.46	0.42
Year Ended July 31, 2015	$6.87	(0.10)	(1.50)	(1.60)
Year Ended July 31, 2014	$9.84	(0.13)	(2.84)	(2.97)
Year Ended July 31, 2013(e)	$16.52	(0.22)	(6.46)	(6.68)
Year Ended July 31, 2012(e)	$24.00	(0.36)	(7.12)	(7.48)
Year Ended July 31, 2011(e)	$37.24	(0.44)	(12.80)	(13.24)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$4.98	(0.07)	0.44	0.37
Year Ended July 31, 2015	$6.57	(0.15)	(1.44)	(1.59)
Year Ended July 31, 2014	$9.50	(0.21)	(2.72)	(2.93)
Year Ended July 31, 2013(e)	$16.12	(0.33)	(6.29)	(6.62)
Year Ended July 31, 2012(e)	$23.64	(0.56)	(6.96)	(7.52)
Year Ended July 31, 2011(e)	$37.04	(0.72)	(12.68)	(13.40)
UltraShort Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$4.75	(0.04)	0.96 (g)	0.92
Year Ended July 31, 2015	$6.32	(0.09)	(1.48)	(1.57)
Year Ended July 31, 2014	$8.63	(0.12)	(2.19)	(2.31)
Year Ended July 31, 2013(h)	$16.45	(0.20)	(7.62)	(7.82)
Year Ended July 31, 2012(h)	$22.19	(0.35)	(5.39)	(5.74)
Year Ended July 31, 2011(h)	$39.06	(0.42)	(16.45)	(16.87)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$4.42	(0.07)	0.89 (g)	0.82
Year Ended July 31, 2015	$5.95	(0.14)	(1.39)	(1.53)
Year Ended July 31, 2014	$8.21	(0.19)	(2.07)	(2.26)
Year Ended July 31, 2013(h)	$15.82	(0.31)	(7.30)	(7.61)
Year Ended July 31, 2012(h)	$21.49	(0.56)	(5.11)	(5.67)
Year Ended July 31, 2011(h)	$38.15	(0.70)	(15.96)	(16.66)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$5.69	7.97	%(d)	1.62%	1.62%	(1.53)%	$16,789	—
$5.27	(23.29)%		1.69%	1.69%	(1.66)%	$12,302	—
$6.87	(30.18)%		1.67%	1.67%	(1.65)%	$21,555	—
$9.84	(40.44)%		1.74%	1.74%	(1.66)%	$19,560	—
$16.52	(31.17)%		1.69%	1.69%	(1.64)%	$28,402	—
$24.00	(35.55)%		1.64%	1.64%	(1.55)%	$43,304	1,297	%(f)

$5.35	7.43	%(d)	2.62%	2.62%	(2.53)%	$554	—
$4.98	(24.20)%		2.69%	2.69%	(2.66)%	$363	—
$6.57	(30.84)%		2.67%	2.67%	(2.65)%	$594	—
$9.50	(41.07)%		2.75%	2.75%	(2.67)%	$1,222	—
$16.12	(31.81)%		2.67%	2.67%	(2.62)%	$701	—
$23.64	(36.18)%		2.64%	2.64%	(2.55)%	$3,433	1,297	%(f)

$5.67	19.37	%(d)	2.00%	1.78%	(1.68)%	$5,564	—
$4.75	(24.72)%		2.72%	1.78%	(1.75)%	$2,315	—
$6.32	(26.88)%		2.76%	1.78%	(1.76)%	$1,947	—
$8.63	(47.54)%		2.73%	1.76%	(1.68)%	$3,158	—
$16.45	(25.87)%		2.51%	1.73%	(1.69)%	$2,710	—
$22.19	(43.09)%		2.70%	1.73%	(1.65)%	$5,956	—

$5.24	18.55	%(d)	3.00%	2.78%	(2.68)%	$34	—
$4.42	(25.71)%		3.72%	2.78%	(2.75)%	$85	—
$5.95	(27.53)%		3.76%	2.78%	(2.76)%	$141	—
$8.21	(48.10)%		3.73%	2.76%	(2.68)%	$170	—
$15.82	(26.38)%		3.51%	2.73%	(2.69)%	$352	—
$21.49	(43.67)%		3.70%	2.73%	(2.65)%	$659	—

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 Not annualized for periods less than one year.

(e)                                  As described in Note 10, adjusted for 1:4 reverse stock split that occurred on November 19, 2012

(f)                                   The portfolio turnover rate significantly changed due to a change in investment strategies that include the purchase of long-term instruments.

(g)                                  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(h)                                 As described in Note 10, adjusted for 1:7 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

Financial Highlights :: 237

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraShort Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$19.13	(0.18)	5.90	5.72
Year Ended July 31, 2015	$26.46	(0.39)	(6.94)	(7.33)
Year Ended July 31, 2014(e)	$34.56	(0.49)	(7.61)	(8.10)
Year Ended July 31, 2013(e)	$69.04	(0.80)	(33.68)	(34.48)
Year Ended July 31, 2012(e),(f)	$101.20	(1.36)	(30.80)	(32.16)
Year Ended July 31, 2011(e),(f)	$182.80	(2.00)	(79.60)	(81.60)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$18.69	(0.28)	5.74	5.46
Year Ended July 31, 2015	$26.13	(0.60)	(6.84)	(7.44)
Year Ended July 31, 2014(e)	$34.48	(0.77)	(7.58)	(8.35)
Year Ended July 31, 2013(e)	$69.76	(1.28)	(34.00)	(35.28)
Year Ended July 31, 2012(e),(f)	$103.20	(2.32)	(31.12)	(33.44)
Year Ended July 31, 2011(e),(f)	$188.00	(3.20)	(81.60)	(84.80)
UltraShort Dow 30 ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$6.15	(0.05)	0.40	0.35
Year Ended July 31, 2015	$7.80	(0.11)	(1.54)	(1.65)
Year Ended July 31, 2014	$9.82	(0.16)	(1.86)	(2.02)
Year Ended July 31, 2013(h)	$15.60	(0.22)	(5.56)	(5.78)
Year Ended July 31, 2012(h)	$22.02	(0.33)	(6.09)	(6.42)
Year Ended July 31, 2011(h)	$33.48	(0.42)	(11.04)	(11.46)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$5.69	(0.08)	0.36	0.28
Year Ended July 31, 2015	$7.29	(0.17)	(1.43)	(1.60)
Year Ended July 31, 2014	$9.29	(0.25)	(1.75)	(2.00)
Year Ended July 31, 2013(h)	$14.91	(0.34)	(5.28)	(5.62)
Year Ended July 31, 2012(h)	$21.27	(0.51)	(5.85)	(6.36)
Year Ended July 31, 2011(h)	$32.70	(0.69)	(10.74)	(11.43)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$24.85	29.90	%(d)	1.78%	1.78%	(1.70)%	$8,577	—
$19.13	(27.70)%		2.12%	1.78%	(1.75)%	$7,472	—
$26.46	(23.44)%		1.93%	1.78%	(1.76)%	$15,326	—
$34.56	(49.94)%		1.99%	1.77%	(1.70)%	$20,574	—
$69.04	(31.78)%		2.05%	1.73%	(1.68)%	$15,298	—
$101.20	(44.64)%		1.93%	1.73%	(1.63)%	$11,983	1,297	%(g)

$24.15	29.21	%(d)	2.78%	2.78%	(2.70)%	$1,249	—
$18.69	(28.47)%		3.12%	2.78%	(2.75)%	$1,127	—
$26.13	(24.22)%		2.93%	2.78%	(2.76)%	$1,934	—
$34.48	(50.57)%		2.99%	2.77%	(2.70)%	$2,200	—
$69.76	(32.40)%		3.05%	2.73%	(2.68)%	$906	—
$103.20	(45.11)%		2.93%	2.73%	(2.63)%	$2,023	1,297	%(g)

$6.50	5.69	%(d)	1.93%	1.78%	(1.70)%	$4,492	—
$6.15	(21.15)%		2.74%	1.78%	(1.75)%	$3,867	—
$7.80	(20.57)%		2.49%	1.78%	(1.77)%	$3,661	—
$9.82	(37.05)%		2.60%	1.77%	(1.68)%	$4,591	—
$15.60	(29.16)%		2.31%	1.73%	(1.69)%	$5,536	—
$22.02	(34.29)%		2.05%	1.73%	(1.64)%	$10,275	—

$5.97	4.92	%(d)	2.93%	2.78%	(2.70)%	$843	—
$5.69	(21.95)%		3.74%	2.78%	(2.75)%	$312	—
$7.29	(21.53)%		3.49%	2.78%	(2.77)%	$412	—
$9.29	(37.69)%		3.60%	2.77%	(2.68)%	$330	—
$14.91	(29.90)%		3.31%	2.73%	(2.69)%	$305	—
$21.27	(34.95)%		3.05%	2.73%	(2.64)%	$1,264	—

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 Not annualized for periods less than one year.

(e)                                  As described in Note 10, adjusted for 1:8 reverse stock split that occurred on February 24, 2014.

(f)                                   As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 17, 2011.

(g)                                  The portfolio turnover rate significantly changed due to a change in investment strategies that include the purchase of long-term instruments.

(h)                                 As described in Note 10, adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

238 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraShort NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$10.84	(0.09)	0.55 (d)	0.46
Year Ended July 31, 2015	$16.62	(0.23)	(5.55)	(5.78)
Year Ended July 31, 2014(f)	$28.90	(0.36)	(11.92)	(12.28)
Year Ended July 31, 2013(f)	$43.70	(0.60)	(14.20)	(14.80)
Year Ended July 31, 2012(f),(g)	$67.75	(1.00)	(23.05)	(24.05)
Year Ended July 31, 2011(f),(g)	$121.50	(1.50)	(52.25)	(53.75)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$10.82	(0.14)	0.54 (d)	0.40
Year Ended July 31, 2015	$16.74	(0.36)	(5.56)	(5.92)
Year Ended July 31, 2014(f)	$29.45	(0.56)	(12.15)	(12.71)
Year Ended July 31, 2013(f)	$44.95	(1.00)	(14.50)	(15.50)
Year Ended July 31, 2012(f),(g)	$70.50	(1.65)	(23.90)	(25.55)
Year Ended July 31, 2011(f),(g)	$127.50	(2.25)	(54.75)	(57.00)
UltraShort International ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$21.49	(0.20)	5.45	5.25
Year Ended July 31, 2015	$23.67	(0.42)	(1.76)	(2.18)
Year Ended July 31, 2014(i)	$33.12	(0.49)	(8.96)	(9.45)
Year Ended July 31, 2013(i)	$56.08	(0.72)	(22.24)	(22.96)
Year Ended July 31, 2012(i)	$59.76	(1.04)	(2.64)	(3.68)
Year Ended July 31, 2011(i)	$94.08	(1.20)	(33.12)	(34.32)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$20.26	(0.32)	5.15	4.83
Year Ended July 31, 2015	$22.54	(0.65)	(1.63)	(2.28)
Year Ended July 31, 2014(i)	$31.84	(0.76)	(8.54)	(9.30)
Year Ended July 31, 2013(i)	$54.56	(1.12)	(21.60)	(22.72)
Year Ended July 31, 2012(i)	$58.72	(1.68)	(2.48)	(4.16)
Year Ended July 31, 2011(i)	$93.36	(1.92)	(32.72)	(34.64)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expense(b)	Net Expense(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$11.30	4.24	%(e)	1.67%	1.67%	(1.58)%	$9,946	—
$10.84	(34.78)%		1.94%	1.78%	(1.75)%	$11,747	—
$16.62	(42.49)%		1.96%	1.78%	(1.76)%	$8,261	—
$28.90	(33.87)%		1.88%	1.76%	(1.68)%	$10,353	—
$43.70	(35.50)%		1.94%	1.87%	(1.82)%	$17,181	—
$67.75	(44.24)%		1.77%	1.77%	(1.68)%	$19,242	1,297	%(h)

$11.22	3.70	%(e)	2.67%	2.67%	(2.58)%	$121	—
$10.82	(35.36)%		2.94%	2.78%	(2.75)%	$245	—
$16.74	(43.16)%		2.96%	2.78%	(2.76)%	$853	—
$29.45	(34.48)%		2.84%	2.72%	(2.64)%	$514	—
$44.95	(36.24)%		2.91%	2.84%	(2.79)%	$527	—
$70.50	(44.71)%		2.77%	2.77%	(2.68)%	$511	1,297	%(h)

$26.74	24.48	%(e)	1.72%	1.72%	(1.63)%	$7,975	—
$21.49	(9.21)%		2.18%	1.78%	(1.75)%	$4,978	—
$23.67	(28.53)%		2.62%	1.86%	(1.85)%	$8,052	—
$33.12	(40.94)%		1.91%	1.89%	(1.80)%	$4,001	—
$56.08	(6.28)%		1.75%	1.74%	(1.68)%	$14,925	—
$59.76	(36.39)%		1.84%	1.84%	(1.76)%	$12,391	—

$25.09	23.84	%(e)	2.72%	2.72%	(2.63)%	$11,081	—
$20.26	(10.12)%		3.18%	2.78%	(2.75)%	$1,020	—
$22.54	(29.21)%		3.62%	2.86%	(2.85)%	$1,280	—
$31.84	(41.64)%		2.91%	2.89%	(2.80)%	$2,013	—
$54.56	(7.08)%		2.75%	2.74%	(2.68)%	$2,252	—
$58.72	(37.10)%		2.84%	2.84%	(2.76)%	$1,179	—

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)                                  Not annualized for periods less than one year.

(f)                                   As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

(g)                                  As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 17, 2011.

(h)                                 Changes in the portfolio turnover rate are primarily driven by timing of purchases and sale of long-term treasuries

(i)                                     As described in Note 10, adjusted for 1:8 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 239

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraShort Emerging Markets ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$10.05	(0.10)	2.57	2.47
Year Ended July 31, 2015	$7.73	(0.15)	2.47	2.32
Year Ended July 31, 2014	$11.96	(0.18)	(4.05)	(4.23)
Year Ended July 31, 2013	$12.12	(0.19)	0.03	(0.16)
Year Ended July 31, 2012(f)	$12.10	(0.21)	0.23	0.02
Year Ended July 31, 2011(f)	$16.80	(0.20)	(4.50)	(4.70)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$9.57	(0.15)	2.45	2.30
Year Ended July 31, 2015	$7.43	(0.23)	2.37	2.14
Year Ended July 31, 2014	$11.62	(0.28)	(3.91)	(4.19)
Year Ended July 31, 2013	$11.89	(0.31)	0.04	(0.27)
Year Ended July 31, 2012(f)	$11.90	(0.34)	0.33	(0.01)
Year Ended July 31, 2011(f)	$16.80	(0.30)	(4.60)	(4.90)
UltraShort Latin America ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$22.67	(0.26)	13.46	13.20
Year Ended July 31, 2015	$12.67	(0.30)	10.30	10.00
Year Ended July 31, 2014	$17.16	(0.27)	(4.22)	(4.49)
Year Ended July 31, 2013	$15.10	(0.24)	2.30	2.06
Year Ended July 31, 2012(f)	$15.70	(0.26)	(0.34)	(0.60)
Year Ended July 31, 2011(f)	$22.80	(0.30)	(6.80)	(7.10)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$21.05	(0.41)	12.51	12.10
Year Ended July 31, 2015	$11.87	(0.46)	9.64	9.18
Year Ended July 31, 2014	$16.22	(0.42)	(3.93)	(4.35)
Year Ended July 31, 2013	$14.43	(0.38)	2.17	1.79
Year Ended July 31, 2012(f)	$15.10	(0.42)	(0.25)	(0.67)
Year Ended July 31, 2011(f)	$22.30	(0.50)	(6.70)	(7.20)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$12.52	24.45	%(d)	1.78%	1.78%	(1.69)%	$8,250	—
$10.05	30.14%		2.10%	1.78%	(1.75)%	$4,464	—
$7.73	(35.37)%		1.86%	1.78%	(1.77)%	$3,986	—
$11.96	(1.32)%		2.08%	1.77%	(1.70)%	$15,807	—
$12.12	0.17%		2.27%	1.73%	(1.68)%	$8,604	—
$12.10	(27.98)%		1.85%	1.73%	(1.64)%	$4,346	—

$11.87	23.90	%(d)	2.78%	2.78%	(2.69)%	$2,991	—
$9.57	28.94%		3.10%	2.78%	(2.75)%	$2,015	—
$7.43	(36.06)%		2.86%	2.78%	(2.77)%	$1,729	—
$11.62	(2.27)%		3.08%	2.77%	(2.70)%	$861	—
$11.89	(0.08)%		3.27%	2.73%	(2.68)%	$321	—
$11.90	(29.17)%		2.85%	2.73%	(2.64)%	$813	—

$35.87	58.23	%(d)	1.78%	1.78%	(1.66)%	$19,479	—
$22.67	78.93%		2.18%	1.78%	(1.75)%	$6,327	—
$12.67	(26.17)%		2.42%	1.78%	(1.77)%	$2,892	—
$17.16	13.64%		2.47%	1.76%	(1.68)%	$6,768	—
$15.10	(3.82)%		2.50%	1.73%	(1.67)%	$4,796	—
$15.70	(31.14)%		2.91%	1.73%	(1.64)%	$3,153	—

$33.15	57.53	%(d)	2.78%	2.78%	(2.66)%	$1,346	—
$21.05	77.34%		3.14%	2.74%	(2.71)%	$191	—
$11.87	(26.82)%		3.42%	2.78%	(2.77)%	$86	—
$16.22	12.40%		3.47%	2.76%	(2.68)%	$209	—
$14.43	(4.44)%		3.50%	2.73%	(2.67)%	$316	—
$15.10	(31.98)%		3.91%	2.73%	(2.64)%	$222	—

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)                                 Not annualized for periods less than one year.

(f)                                   As described in Note 10, adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

See accompanying notes to the financial statements.

240 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities
UltraShort China ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$15.78	(0.15)	2.01		1.86
Year Ended July 31, 2015	$17.77	(0.26)	(1.73	)(e)	(1.99)
Year Ended July 31, 2014(f)	$34.80	(0.42)	(16.61)		(17.03)
Year Ended July 31, 2013(f)	$57.30	(0.80)	(21.70)		(22.50)
Year Ended July 31, 2012(f)	$46.20	(0.90)	12.00		11.10
Year Ended July 31, 2011(f)	$72.40	(0.90)	(25.30)		(26.20)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$14.67	(0.23)	1.88		1.65
Year Ended July 31, 2015	$16.68	(0.39)	(1.62	)(e)	(2.01)
Year Ended July 31, 2014(f)	$33.00	(0.66)	(15.66)		(16.32)
Year Ended July 31, 2013(f)	$55.00	(1.20)	(20.80)		(22.00)
Year Ended July 31, 2012(f)	$44.80	(1.40)	11.60		10.20
Year Ended July 31, 2011(f)	$70.90	(1.40)	(24.70)		(26.10)
UltraShort Japan ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$12.48	(0.12)	2.15		2.03
Year Ended July 31, 2015	$25.12	(0.30)	(12.34)		(12.64)
Year Ended July 31, 2014(g)	$38.10	(0.52)	(12.46)		(12.98)
Year Ended July 31, 2013(g)	$115.55	(1.00)	(76.45)		(77.45)
Year Ended July 31, 2012(g)	$106.90	(1.95)	10.60		8.65
Year Ended July 31, 2011(g)	$136.75	(2.00)	(27.85)		(29.85)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$11.80	(0.19)	2.03		1.84
Year Ended July 31, 2015	$23.97	(0.49)	(11.68)		(12.17)
Year Ended July 31, 2014(g)	$36.70	(0.78)	(11.95)		(12.73)
Year Ended July 31, 2013(g)	$112.45	(1.50)	(74.25)		(75.75)
Year Ended July 31, 2012(g)	$104.95	(3.15)	10.65		7.50
Year Ended July 31, 2011(g)	$135.60	(3.15)	(27.50)		(30.65)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$17.64	11.79	%(d)	1.87%	1.78%	(1.69)%	$4,161	—
$15.78	(11.20)%		3.04%	1.78%	(1.75)%	$4,353	—
$17.77	(48.94)%		3.05%	1.78%	(1.77)%	$1,763	—
$34.80	(39.27)%		2.83%	1.76%	(1.68)%	$1,980	—
$57.30	24.29%		2.56%	1.73%	(1.67)%	$4,349	—
$46.20	(36.33)%		2.68%	1.73%	(1.64)%	$1,801	—

$16.32	11.25	%(d)	2.87%	2.78%	(2.69)%	$142	—
$14.67	(12.05)%		4.04%	2.78%	(2.75)%	$73	—
$16.68	(49.45)%		4.05%	2.78%	(2.77)%	$50	—
$33.00	(40.00)%		3.83%	2.76%	(2.68)%	$108	—
$55.00	22.77%		3.56%	2.73%	(2.67)%	$151	—
$44.80	(36.81)%		3.63%	2.68%	(2.59)%	$232	—

$14.51	16.27	%(d)	3.56%	1.78%	(1.70)%	$2,962	—
$12.48	(50.34)%		3.54%	1.78%	(1.76)%	$1,027	—
$25.12	(34.04)%		2.49%	1.78%	(1.77)%	$1,987	—
$38.10	(67.03)%		2.50%	1.77%	(1.71)%	$8,460	—
$115.55	8.09%		3.25%	1.73%	(1.69)%	$2,170	—
$106.90	(21.83)%		2.61%	1.73%	(1.65)%	$1,570	—

$13.64	15.68	%(d)	4.56%	2.78%	(2.70)%	$34	—
$11.80	(50.79)%		4.54%	2.78%	(2.76)%	$12	—
$23.97	(34.66)%		3.49%	2.78%	(2.77)%	$38	—
$36.70	(67.36)%		3.50%	2.77%	(2.71)%	$224	—
$112.45	7.10%		4.25%	2.73%	(2.69)%	$38	—
$104.95	(22.57)%		3.61%	2.73%	(2.65)%	$59	—

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)                                 Not annualized for periods less than one year.

(e)                                  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.

(f)                                   As described in Note 10, adjusted for 1:10 reverse stock split that occurred on February 24, 2014.

(g)                                  As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 241

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Banks UltraSector ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$34.89	(0.04)	(8.69)	(8.73)
Year Ended July 31, 2015	$28.29	(0.14)	6.74	6.60
Year Ended July 31, 2014	$26.11	(0.12)	2.30	2.18
Year Ended July 31, 2013(e)	$14.58	(0.10)	11.63	11.53
Year Ended July 31, 2012(e)	$16.20	(0.03)	(1.59)	(1.62)
Year Ended July 31, 2011(e)	$18.60	(0.18)	(2.22)	(2.40)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$33.36	(0.19)	(8.29)	(8.48)
Year Ended July 31, 2015	$27.32	(0.45)	6.49	6.04
Year Ended July 31, 2014	$25.46	(0.38)	2.24	1.86
Year Ended July 31, 2013(e)	$14.34	(0.29)	11.41	11.12
Year Ended July 31, 2012(e)	$16.11	(0.18)	(1.59)	(1.77)
Year Ended July 31, 2011(e)	$18.69	(0.36)	(2.22)	(2.58)
Basic Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$47.81	(0.01)	(10.98)	(10.99)
Year Ended July 31, 2015	$57.89	(0.14)	(9.94)	(10.08)
Year Ended July 31, 2014	$43.80	(0.22)	14.31	14.09
Year Ended July 31, 2013	$37.11	0.07	6.62	6.69
Year Ended July 31, 2012	$50.86	(0.15)	(13.60)	(13.75)
Year Ended July 31, 2011	$35.15	(0.14)	15.85	15.71
Service Class
Six Months Ended January 31, 2016 (unaudited)	$44.26	(0.22)	(10.12)	(10.34)
Year Ended July 31, 2015	$54.13	(0.66)	(9.21)	(9.87)
Year Ended July 31, 2014	$41.36	(0.72)	13.49	12.77
Year Ended July 31, 2013	$35.39	(0.33)	6.30	5.97
Year Ended July 31, 2012	$49.00	(0.53)	(13.08)	(13.61)
Year Ended July 31, 2011	$34.20	(0.61)	15.41	14.80

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$26.16	(24.99	)%(d)	1.80%	1.74%	(0.23)%	$7,605	127	%(d)
$34.89	23.33%		1.76%	1.76%	(0.44)%	$56,794	91%
$28.29	8.35%		1.75%	1.75%	(0.44)%	$11,492	173%
$26.11	79.08%		1.79%	1.75%	(0.49)%	$32,633	210%
$14.58	(10.00)%		1.90%	1.73%	(0.32)%	$14,303	254%
$16.20	(12.90)%		1.89%	1.73%	(0.93)%	$14,575	474%

$24.88	(25.39	)%(d)	2.80%	2.74%	(1.23)%	$1,937	127	%(d)
$33.36	22.11%		2.76%	2.76%	(1.44)%	$6,112	91%
$27.32	7.31%		2.75%	2.75%	(1.44)%	$559	173%
$25.46	77.55%		2.79%	2.75%	(1.49)%	$3,002	210%
$14.34	(10.99)%		2.90%	2.73%	(1.32)%	$807	254%
$16.11	(13.80)%		2.89%	2.73%	(1.93)%	$685	474%

$36.82	(22.97	)%(d)	1.78%	1.77%	(0.05)%	$4,629	148	%(d)
$47.81	(17.41)%		1.81%	1.81%	(0.25)%	$9,500	85%
$57.89	32.17%		1.74%	1.74%	(0.41)%	$23,921	110%
$43.80	18.03%		1.84%	1.83%	0.16%	$9,012	196%
$37.11	(27.04)%		1.88%	1.85%	(0.37)%	$14,253	125%
$50.86	44.69%		1.72%	1.72%	(0.30)%	$27,314	143%

$33.92	(23.36	)%(d)	2.78%	2.77%	(1.05)%	$225	148	%(d)
$44.26	(18.23)%		2.81%	2.81%	(1.25)%	$2,641	85%
$54.13	30.87%		2.74%	2.74%	(1.41)%	$2,940	110%
$41.36	16.87%		2.84%	2.83%	(0.84)%	$1,569	196%
$35.39	(27.79)%		2.88%	2.85%	(1.37)%	$1,410	125%
$49.00	43.26%		2.72%	2.72%	(1.30)%	$1,846	143%

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 Not annualized for periods less than one year.

(e)                                  As described in Note 10, adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

242 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Biotechnology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$77.84	(0.21)	(28.35)	(28.56)	—	—	—
Year Ended July 31, 2015	$55.20	(0.69)	29.94	29.25	—	(6.61)	(6.61)
Year Ended July 31, 2014(e)	$44.22	(0.54)	17.05	16.51	—	(5.53)	(5.53)
Year Ended July 31, 2013(e)	$22.02	(0.38)	22.58	22.20	—	—	—
Year Ended July 31, 2012(e)	$15.49	(0.24)	6.77	6.53	—	—	—
Year Ended July 31, 2011(e)	$12.28	(0.26)	3.47	3.21	—	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$64.89	(0.48)	(23.54)	(24.02)	—	—	—
Year Ended July 31, 2015	$47.31	(1.27)	25.46	24.19	—	(6.61)	(6.61)
Year Ended July 31, 2014(e)	$38.94	(0.97)	14.87	13.90	—	(5.53)	(5.53)
Year Ended July 31, 2013(e)	$19.59	(0.68)	20.03	19.35	—	—	—
Year Ended July 31, 2012(e)	$13.92	(0.39)	6.06	5.67	—	—	—
Year Ended July 31, 2011(e)	$11.14	(0.39)	3.17	2.78	—	—	—
Consumer Goods UltraSector ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$87.62	(0.11)	(2.10)	(2.21)	(0.44)	—	(0.44)
Year Ended July 31, 2015	$72.19	0.54	15.00	15.54	—	(0.11)	(0.11)
Year Ended July 31, 2014	$65.78	(0.13)	6.54	6.41	—	—	—
Year Ended July 31, 2013	$47.39	(0.17)	18.56	18.39	—	—	—
Year Ended July 31, 2012	$42.09	(0.05)	5.35	5.30	—	—	—
Year Ended July 31, 2011	$32.54	0.04	9.51	9.55	—	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$81.54	(0.51)	(1.96)	(2.47)	—	—	—
Year Ended July 31, 2015	$67.86	(0.23)	14.02	13.79	—	(0.11)	(0.11)
Year Ended July 31, 2014	$62.44	(0.81)	6.23	5.42	—	—	—
Year Ended July 31, 2013	$45.44	(0.71)	17.71	17.00	—	—	—
Year Ended July 31, 2012	$40.76	(0.48)	5.16	4.68	—	—	—
Year Ended July 31, 2011	$31.84	(0.34)	9.26	8.92	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$49.28	(36.69	)%(d)	1.48%	1.48%	(0.67)%	$425,896	7	%(d)
$77.84	55.52%		1.52%	1.52%	(1.01)%	$812,065	11%
$55.20	39.92%		1.57%	1.57%	(1.09)%	$444,366	47%
$44.22	100.81%		1.68%	1.68%	(1.12)%	$342,636	2%
$22.02	42.15%		2.00%	1.73%	(1.36)%	$21,019	37%
$15.49	26.13%		1.97%	1.87%	(1.80)%	$9,779	297%

$40.87	(37.00	)%(d)	2.48%	2.48%	(1.67)%	$18,502	7	%(d)
$64.89	53.98%		2.52%	2.52%	(2.01)%	$45,648	11%
$47.31	38.54%		2.57%	2.57%	(2.09)%	$19,830	47%
$38.94	98.80%		2.68%	2.68%	(2.12)%	$14,093	2%
$19.59	40.72%		3.00%	2.73%	(2.36)%	$1,625	37%
$13.92	24.93%		2.97%	2.87%	(2.80)%	$767	297%

$84.97	(2.53	)%(d)	1.73%	1.73%	(0.26)%	$10,007	56	%(d)
$87.62	21.54%		1.81%	1.75%	0.66%	$54,987	304%
$72.19	9.74%		1.97%	1.78%	(0.19)%	$7,692	327%
$65.78	38.81%		2.27%	1.77%	(0.29)%	$9,688	518%
$47.39	12.59%		2.73%	1.73%	(0.12)%	$3,659	449%
$42.09	29.35%		3.26%	1.73%	0.09%	$2,165	844%

$79.07	(3.02	)%(d)	2.73%	2.73%	(1.26)%	$781	56	%(d)
$81.54	20.33%		2.81%	2.75%	(0.34)%	$4,341	304%
$67.86	8.70%		2.97%	2.78%	(1.19)%	$1,869	327%
$62.44	37.39%		3.27%	2.77%	(1.29)%	$887	518%
$45.44	11.48%		3.73%	2.73%	(1.12)%	$774	449%
$40.76	28.01%		4.26%	2.73%	(0.91)%	$401	844%

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 Not annualized for periods less than one year.

(e)                                  As described in Note 10, adjusted for 4:1 stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 243

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Consumer Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$89.56	(0.19)	(11.94)	(12.13)	—	—
Year Ended July 31, 2015	$66.74	(0.53)	24.01	23.48	(0.66)	(0.66)
Year Ended July 31, 2014	$57.34	(0.52)	11.34	10.82	(1.42)	(1.42)
Year Ended July 31, 2013	$37.35	(0.39)	20.38	19.99	—	—
Year Ended July 31, 2012	$31.28	(0.27)	6.34	6.07	—	—
Year Ended July 31, 2011	$22.57	(0.16)	8.87	8.71	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$80.93	(0.57)	(10.74)	(11.31)	—	—
Year Ended July 31, 2015	$60.97	(1.26)	21.88	20.62	(0.66)	(0.66)
Year Ended July 31, 2014	$53.01	(1.10)	10.48	9.38	(1.42)	(1.42)
Year Ended July 31, 2013	$34.88	(0.82)	18.95	18.13	—	—
Year Ended July 31, 2012	$29.50	(0.59)	5.97	5.38	—	—
Year Ended July 31, 2011	$21.50	(0.44)	8.44	8.00	—	—
Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$15.63	(0.02)	(2.87)	(2.89)	—	—
Year Ended July 31, 2015	$12.93	(0.07)	2.77	2.70	—	—
Year Ended July 31, 2014	$11.31	(0.06)	1.68	1.62	—	—
Year Ended July 31, 2013	$7.16	(0.05)	4.20	4.15	—	—
Year Ended July 31, 2012	$7.20	(0.02)	(0.02)	(0.04)	—	—
Year Ended July 31, 2011	$6.96	(0.04)	0.28	0.24	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$13.83	(0.08)	(2.53)	(2.61)	—	—
Year Ended July 31, 2015	$11.56	(0.20)	2.47	2.27	—	—
Year Ended July 31, 2014	$10.21	(0.17)	1.52	1.35	—	—
Year Ended July 31, 2013	$6.53	(0.13)	3.81	3.68	—	—
Year Ended July 31, 2012	$6.64	(0.08)	(0.03)	(0.11)	—	—
Year Ended July 31, 2011	$6.48	(0.11)	0.27	0.16	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$77.43	(13.53	)%(d)	1.60%	1.60%	(0.45)%	$36,156	29	%(d)
$89.56	35.37%		1.62%	1.62%	(0.65)%	$99,665	32%
$66.74	19.02%		1.73%	1.73%	(0.82)%	$24,348	57%
$57.34	53.52%		1.88%	1.77%	(0.82)%	$42,473	50%
$37.35	19.37%		2.22%	1.73%	(0.81)%	$5,384	232%
$31.28	38.64%		2.78%	1.73%	(0.56)%	$3,099	380%

$69.62	(13.96	)%(d)	2.60%	2.60%	(1.45)%	$2,207	29	%(d)
$80.93	34.02%		2.62%	2.62%	(1.65)%	$4,119	32%
$60.97	17.84%		2.73%	2.73%	(1.82)%	$2,284	57%
$53.01	51.98%		2.88%	2.77%	(1.82)%	$3,876	50%
$34.88	18.24%		3.22%	2.73%	(1.81)%	$1,691	232%
$29.50	37.21%		3.78%	2.73%	(1.56)%	$575	380%

$12.74	(18.49	)%(d)	1.76%	1.76%	(0.24)%	$10,104	49	%(d)
$15.63	20.88%		1.77%	1.74%	(0.46)%	$58,917	190%
$12.93	14.32%		1.87%	1.78%	(0.49)%	$8,107	124%
$11.31	57.96%		1.98%	1.77%	(0.49)%	$20,211	270%
$7.16	(0.56)%		2.13%	1.73%	(0.36)%	$14,204	123%
$7.20	3.45%		2.10%	1.73%	(0.54)%	$7,655	514%

$11.22	(18.87	)%(d)	2.76%	2.76%	(1.24)%	$697	49	%(d)
$13.83	19.64%		2.77%	2.74%	(1.46)%	$5,606	190%
$11.56	13.22%		2.87%	2.78%	(1.49)%	$1,486	124%
$10.21	56.36%		2.98%	2.77%	(1.49)%	$2,836	270%
$6.53	(1.66)%		3.13%	2.73%	(1.36)%	$597	123%
$6.64	2.47%		3.10%	2.73%	(1.54)%	$889	514%

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 Not annualized for periods less than one year.

See accompanying notes to the financial statements.

244 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$54.33	(0.08)	(12.11)	(12.19)	—	—
Year Ended July 31, 2015	$38.48	(0.35)	16.80	16.45	(0.60)	(0.60)
Year Ended July 31, 2014	$29.85	(0.22)	8.85	8.63	—	—
Year Ended July 31, 2013	$19.14	(0.11)	10.82	10.71	—	—
Year Ended July 31, 2012	$15.92	(0.04)	3.26	3.22	—	—
Year Ended July 31, 2011	$12.01	(0.05)	3.96	3.91	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$47.86	(0.29)	(10.63)	(10.92)	—	—
Year Ended July 31, 2015	$34.30	(0.78)	14.94	14.16	(0.60)	(0.60)
Year Ended July 31, 2014	$26.87	(0.53)	7.96	7.43	—	—
Year Ended July 31, 2013	$17.40	(0.32)	9.79	9.47	—	—
Year Ended July 31, 2012	$14.62	(0.19)	2.97	2.78	—	—
Year Ended July 31, 2011	$11.14	(0.20)	3.68	3.48	—	—
Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$68.48	(0.09)	(8.26)	(8.35)	(0.40)	(0.40)
Year Ended July 31, 2015	$63.87	(0.45)	6.12 (e)	5.67	(1.06)	(1.06)
Year Ended July 31, 2014	$53.13	(0.29)	11.03	10.74	—	—
Year Ended July 31, 2013	$36.17	(0.19)	17.15	16.96	—	—
Year Ended July 31, 2012	$34.82	(0.13)	1.48	1.35	—	—
Year Ended July 31, 2011	$27.66	(0.12)	7.28	7.16	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$62.55	(0.39)	(7.51)	(7.90)	(0.40)	(0.40)
Year Ended July 31, 2015	$59.01	(1.09)	5.69 (e)	4.60	(1.06)	(1.06)
Year Ended July 31, 2014	$49.58	(0.87)	10.30	9.43	—	—
Year Ended July 31, 2013	$34.09	(0.61)	16.10	15.49	—	—
Year Ended July 31, 2012	$33.13	(0.46)	1.42	0.96	—	—
Year Ended July 31, 2011	$26.59	(0.46)	7.00	6.54	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$42.14	(22.42	)%(d)	1.59%	1.59%		(0.34)%	$42,455	4	%(d)
$54.33	43.08%		1.61%	1.61%		(0.73)%	$150,159	47%
$38.48	28.91%		1.74%	1.74%		(0.66)%	$42,073	156%
$29.85	55.96%		1.86%	1.76%		(0.45)%	$26,329	132%
$19.14	20.15%		2.22%	1.73%		(0.21)%	$7,934	253%
$15.92	32.64%		2.15%	1.73%		(0.34)%	$11,310	616%

$36.94	(22.82	)%(d)	2.59%	2.59%		(1.34)%	$4,886	4	%(d)
$47.86	41.64%		2.61%	2.61%		(1.73)%	$17,517	47%
$34.30	27.65%		2.74%	2.74%		(1.66)%	$3,690	156%
$26.87	54.43%		2.86%	2.76%		(1.45)%	$3,804	132%
$17.40	19.02%		3.22%	2.73%		(1.21)%	$1,453	253%
$14.62	31.24%		3.15%	2.73%		(1.34)%	$1,194	616%

$59.73	(12.23	)%(d)	2.26%	1.83	%(f)	(0.28)%	$4,626	49	%(d)
$68.48	8.94%		1.80%	1.74%		(0.65)%	$5,699	308%
$63.87	20.21%		1.86%	1.74%		(0.47)%	$9,281	365%
$53.13	46.89%		1.88%	1.77%		(0.43)%	$17,186	245%
$36.17	3.88%		2.84%	1.73%		(0.38)%	$7,731	285%
$34.82	25.84%		1.90%	1.73%		(0.33)%	$7,056	601%

$54.25	(12.65	)%(d)	3.26%	2.83	%(f)	(1.28)%	$246	49	%(d)
$62.55	7.86%		2.80%	2.74%		(1.65)%	$1,809	308%
$59.01	19.02%		2.86%	2.74%		(1.47)%	$1,763	365%
$49.58	45.44%		2.88%	2.77%		(1.43)%	$1,164	245%
$34.09	2.87%		3.84%	2.73%		(1.38)%	$581	285%
$33.13	24.63%		2.90%	2.73%		(1.33)%	$652	601%

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 Not annualized for periods less than one year.

(e)                                  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)                                   The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 245

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Capital Contributions
Internet UltraSector ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$46.02	(0.29)	(5.72)	(6.01)	(2.98)	(2.98)	—
Year Ended July 31, 2015	$34.92	(0.50)	11.91	11.41	(0.31)	(0.31)	—
Year Ended July 31, 2014	$29.25	(0.50)	8.38	7.88	(2.21)	(2.21)	—
Year Ended July 31, 2013(e)	$19.65	(0.37)	11.87	11.50	(1.90)	(1.90)	—
Year Ended July 31, 2012(e)	$20.89	(0.29)	(0.95)	(1.24)	—	—	—
Year Ended July 31, 2011(e)	$13.86	(0.23)	7.90	7.67	(0.64)	(0.64)	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$38.48	(0.48)	(4.64)	(5.12)	(2.98)	(2.98)	—
Year Ended July 31, 2015	$29.53	(0.82)	10.08	9.26	(0.31)	(0.31)	—
Year Ended July 31, 2014	$25.25	(0.80)	7.29	6.49	(2.21)	(2.21)	—
Year Ended July 31, 2013(e)	$17.36	(0.57)	10.36	9.79	(1.90)	(1.90)	—
Year Ended July 31, 2012(e)	$18.64	(0.46)	(0.82)	(1.28)	—	—	—
Year Ended July 31, 2011(e)	$12.53	(0.41)	7.16	6.75	(0.64)	(0.64)	—
Mobile Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$55.37	(0.41)	(10.24)	(10.65)	—	—	—
Year Ended July 31, 2015	$54.60	(0.82)	1.59 (f)	0.77	—	—	—
Year Ended July 31, 2014	$43.30	(0.84)	12.14	11.30	—	—	—
Year Ended July 31, 2013	$29.25	(0.63)	14.68	14.05	—	—	—
Year Ended July 31, 2012(g)	$25.30	(0.35)	4.30	3.95	—	—	—
Year Ended July 31, 2011(g)	$23.40	(0.40)	2.30	1.90	—	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$47.47	(0.63)	(8.69)	(9.32)	—	—	—
Year Ended July 31, 2015	$47.30	(1.27)	1.44 (f)	0.17	—	—	—
Year Ended July 31, 2014	$37.89	(1.29)	5.47	4.18	—	—	5.23	(h)
Year Ended July 31, 2013	$25.87	(0.96)	12.98	12.02	—	—	—
Year Ended July 31, 2012(g)	$22.60	(0.55)	3.82	3.27	—	—	—
Year Ended July 31, 2011(g)	$21.10	(0.60)	2.10	1.50	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$37.03	(14.09	)%(d)	1.49%	1.49%	(1.33)%	$70,997	50	%(d)
$46.02	32.96%		1.57%	1.57%	(1.31)%	$76,318	68%
$34.92	27.25%		1.59%	1.59%	(1.44)%	$61,002	133%
$29.25	62.55%		1.75%	1.75%	(1.55)%	$39,751	77%
$19.65	(5.92)%		1.89%	1.84%	(1.54)%	$17,391	24%
$20.89	55.43%		1.73%	1.73%	(1.12)%	$35,199	162%

$30.38	(14.54	)%(d)	2.49%	2.49%	(2.33)%	$4,146	50	%(d)
$38.48	31.69%		2.56%	2.56%	(2.30)%	$8,932	68%
$29.53	26.01%		2.59%	2.59%	(2.44)%	$4,581	133%
$25.25	60.84%		2.75%	2.75%	(2.55)%	$1,806	77%
$17.36	(6.87)%		2.89%	2.84%	(2.54)%	$573	24%
$18.64	53.89%		2.73%	2.73%	(2.12)%	$2,345	162%

$44.72	(19.22	)%(d)	1.88%	1.78%	(1.60)%	$4,084	466	%(d)
$55.37	1.39%		2.01%	1.78%	(1.65)%	$4,747	420%
$54.60	26.10%		1.99%	1.78%	(1.67)%	$6,055	298%
$43.30	48.03%		1.88%	1.76%	(1.67)%	$8,730	149%
$29.25	15.61%		2.94%	1.73%	(1.55)%	$9,253	507%
$25.30	8.12%		2.70%	1.73%	(1.66)%	$3,302	540%

$38.15	(19.61	)%(d)	2.88%	2.78%	(2.60)%	$126	466	%(d)
$47.47	0.36%		3.01%	2.78%	(2.65)%	$183	420%
$47.30	24.84	%(h)	2.99%	2.78%	(2.67)%	$277	298%
$37.89	46.46%		2.88%	2.76%	(2.67)%	$423	149%
$25.87	14.47%		3.94%	2.73%	(2.55)%	$496	507%
$22.60	7.11%		3.70%	2.73%	(2.66)%	$174	540%

(a)                                 Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                                 Annualized for periods less than one year.

(c)                                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)                                 Not annualized for periods less than one year.

(e)                                  As described in Note 10, adjusted for 6:1 stock split that occurred on November 19, 2012.

(f)                                   The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)                                  As described in Note 10, adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

(h)                                 The amount includes a voluntary capital contribution from the Advisor. The contribution represented $5.23 to the net asset value and 10.77% to the total return. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to the financial statements.

246 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Oil & Gas UltraSector ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$37.47	0.13	(8.95)	(8.82)	(0.17)	(0.17)
Year Ended July 31, 2015	$62.53	0.18	(25.24)	(25.06)	—	—
Year Ended July 31, 2014	$49.37	(0.05)	13.21	13.16	—	—
Year Ended July 31, 2013	$38.85	(0.04)	10.56	10.52	—	—
Year Ended July 31, 2012	$45.40	(0.14)	(6.41)	(6.55)	—	—
Year Ended July 31, 2011	$27.35	(0.12)	18.17	18.05	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$32.29	(0.01)	(7.73)	(7.74)	—	—
Year Ended July 31, 2015	$54.42	(0.23)	(21.90)	(22.13)	—	—
Year Ended July 31, 2014	$43.40	(0.54)	11.56	11.02	—	—
Year Ended July 31, 2013	$34.49	(0.42)	9.33	8.91	—	—
Year Ended July 31, 2012	$40.71	(0.48)	(5.74)	(6.22)	—	—
Year Ended July 31, 2011	$24.77	(0.48)	16.42	15.94	—	—
Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$17.59	0.05	(7.07)	(7.02)	—	—
Year Ended July 31, 2015	$31.33	0.04	(13.78)	(13.74)	—	—
Year Ended July 31, 2014	$22.60	(0.15)	8.88	8.73	—	—
Year Ended July 31, 2013	$18.58	(0.16)	4.18	4.02	—	—
Year Ended July 31, 2012	$27.10	(0.19)	(8.33)	(8.52)	—	—
Year Ended July 31, 2011	$14.30	(0.23)	13.03	12.80	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$16.09	(0.02)	(6.46)	(6.48)	—	—
Year Ended July 31, 2015	$28.95	(0.18)	(12.68)	(12.86)	—	—
Year Ended July 31, 2014	$21.08	(0.41)	8.28	7.87	—	—
Year Ended July 31, 2013	$17.51	(0.35)	3.92	3.57	—	—
Year Ended July 31, 2012	$25.80	(0.37)	(7.92)	(8.29)	—	—
Year Ended July 31, 2011	$13.75	(0.45)	12.50	12.05	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$28.48	(23.57	)%(d)	1.55%	1.55%	0.83%	$21,925	2	%(d)
$37.47	(40.08)%		1.61%	1.61%	0.38%	$23,965	50%
$62.53	26.66%		1.64%	1.64%	(0.10)%	$53,788	68%
$49.37	27.08%		1.69%	1.69%	(0.09)%	$34,734	4%
$38.85	(14.45)%		1.83%	1.83%	(0.38)%	$40,407	10%
$45.40	66.03%		1.63%	1.63%	(0.30)%	$86,892	130%

$24.55	(23.97	)%(d)	2.55%	2.55%	(0.17)%	$2,604	2	%(d)
$32.29	(40.67)%		2.61%	2.61%	(0.62)%	$5,075	50%
$54.42	25.39%		2.64%	2.64%	(1.10)%	$4,173	68%
$43.40	25.83%		2.69%	2.69%	(1.09)%	$3,773	4%
$34.49	(15.30)%		2.83%	2.83%	(1.38)%	$3,512	10%
$40.71	64.39%		2.63%	2.63%	(1.30)%	$5,045	130%

$10.57	(39.91	)%(d)	1.88%	1.78%	0.72%	$6,239	86	%(d)
$17.59	(43.86)%		1.78%	1.77%	0.17%	$7,219	92%
$31.33	38.63%		1.75%	1.73%	(0.54)%	$40,907	68%
$22.60	21.64%		1.83%	1.82%	(0.78)%	$13,662	169%
$18.58	(31.44)%		1.95%	1.91%	(0.99)%	$12,405	88%
$27.10	89.51%		1.73%	1.70%	(1.00)%	$44,663	203%

$9.61	(40.27	)%(d)	2.88%	2.78%	(0.28)%	$378	86	%(d)
$16.09	(44.42)%		2.78%	2.77%	(0.83)%	$472	92%
$28.95	37.33%		2.75%	2.73%	(1.54)%	$3,731	68%
$21.08	20.39%		2.83%	2.82%	(1.78)%	$576	169%
$17.51	(32.16)%		2.95%	2.91%	(1.99)%	$1,261	88%
$25.80	87.71%		2.73%	2.70%	(2.00)%	$1,881	203%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 247

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$26.03	(0.02)	(3.84)	(3.86)	—	(0.02)	(0.02)
Year Ended July 31, 2015	$20.84	(0.08)	6.46	6.38	—	(1.19)	(1.19)
Year Ended July 31, 2014	$17.03	— (e)	4.13	4.13	—	(0.32)	(0.32)
Year Ended July 31, 2013	$12.30	0.04	4.75	4.79	(0.06)	—	(0.06)
Year Ended July 31, 2012	$9.36	0.04	2.92	2.96	(0.02)	—	(0.02)
Year Ended July 31, 2011	$7.48	0.06	1.91	1.97	(0.09)	—	(0.09)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$23.76	(0.13)	(3.49)	(3.62)	—	(0.02)	(0.02)
Year Ended July 31, 2015	$19.30	(0.30)	5.95	5.65	—	(1.19)	(1.19)
Year Ended July 31, 2014	$15.96	(0.18)	3.84	3.66	—	(0.32)	(0.32)
Year Ended July 31, 2013	$11.58	(0.09)	4.47	4.38	— (e)	—	— (e)
Year Ended July 31, 2012	$8.90	(0.06)	2.74	2.68	—	—	—
Year Ended July 31, 2011	$7.11	(0.03)	1.82	1.79	—	—	—
Precious Metals UltraSector ProFund(g)
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$21.76	(0.11)	0.24	0.13	—	—	—
Year Ended July 31, 2015	$71.85	(0.20)	(49.89)	(50.09)	—	—	—
Year Ended July 31, 2014	$64.40	(0.20)	7.65	7.45	—	—	—
Year Ended July 31, 2013	$124.00	(0.60)	(59.00)	(59.60)	—	—	—
Year Ended July 31, 2012	$202.15	(2.85)	(75.30)	(78.15)	—	—	—
Year Ended July 31, 2011	$160.95	(3.15)	44.35	41.20	—	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$19.65	(0.21)	0.20	(0.01)	—	—	—
Year Ended July 31, 2015	$65.45	(0.65)	(45.15)	(45.80)	—	—	—
Year Ended July 31, 2014	$59.30	(0.80)	6.95	6.15	—	—	—
Year Ended July 31, 2013	$115.25	(1.65)	(54.30)	(55.95)	—	—	—
Year Ended July 31, 2012	$189.85	(4.50)	(70.10)	(74.60)	—	—	—
Year Ended July 31, 2011	$152.65	(5.10)	42.30	37.20	—	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$22.15	(14.83	)%(d)	1.73%	1.73%	(0.16)%		$13,095	50	%(d)
$26.03	31.57%		1.73%	1.73%	(0.35)%		$24,071	35%
$20.84	24.61%		1.74%	1.74%	—	%(f)	$19,602	92%
$17.03	39.19%		1.85%	1.76%	0.29%		$8,891	82%
$12.30	31.63%		2.04%	1.73%	0.43%		$8,253	236%
$9.36	26.41%		2.44%	1.73%	0.64%		$6,505	381%

$20.12	(15.24	)%(d)	2.73%	2.73%	(1.16)%		$1,193	50	%(d)
$23.76	30.26%		2.73%	2.73%	(1.35)%		$2,286	35%
$19.30	23.29%		2.74%	2.74%	(1.00)%		$6,709	92%
$15.96	37.88%		2.85%	2.76%	(0.71)%		$4,830	82%
$11.58	29.97%		3.04%	2.73%	(0.57)%		$6,780	236%
$8.90	25.32%		3.44%	2.73%	(0.36)%		$1,003	381%

$21.89	0.64	%(d)	1.64%	1.64%	(1.03)%		$12,774	190	%(d)
$21.76	(69.73)%		1.71%	1.71%	(0.48)%		$13,341	117%
$71.85	11.57%		1.75%	1.75%	(0.34)%		$26,134	177%
$64.40	(48.06)%		1.81%	1.81%	(0.59)%		$29,804	104	%(h)
$124.00	(38.67)%		1.77%	1.77%	(1.71)%		$27,846	—
$202.15	25.63%		1.63%	1.63%	(1.54)%		$48,159	1,297	%(i)

$19.64	(0.05	)%(d)	2.64%	2.64%	(2.03)%		$661	190	%(d)
$19.65	(69.98)%		2.71%	2.71%	(1.48)%		$670	117%
$65.45	10.37%		2.74%	2.74%	(1.33)%		$1,809	177%
$59.30	(48.55)%		2.80%	2.80%	(1.58)%		$2,773	104	%(h)
$115.25	(39.29)%		2.77%	2.77%	(2.71)%		$3,222	—
$189.85	24.33%		2.63%	2.63%	(2.54)%		$15,315	1,297	%(i)

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

(e)               Amount is less than $0.005.

(f)                Amount is less than 0.005%.

(g)               As described in Note 10, adjusted for 1:5 reverse stock split that occurred on December 14, 2015.

(h)              The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of equity securities.

(i)                  The portfolio turnover rate significantly changed in 2011 due to a change in investment strategies that included the purchase of long-term instruments.

See accompanying notes to the financial statements.

248 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Real Estate UltraSector ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$37.58	0.08	(1.49)	(1.41)	(0.07)		—	(0.07)
Year Ended July 31, 2015	$34.24	0.08	3.39	3.47	(0.13)		—	(0.13)
Year Ended July 31, 2014	$29.59	0.15	4.54	4.69	(0.04)		—	(0.04)
Year Ended July 31, 2013	$27.82	0.07	1.76	1.83	(0.06)		—	(0.06)
Year Ended July 31, 2012	$24.32	0.04	3.50	3.54	(0.04)		—	(0.04)
Year Ended July 31, 2011	$18.75	0.07	5.56	5.63	(0.06)		—	(0.06)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$36.44	(0.10)	(1.45)	(1.55)	—		—	—
Year Ended July 31, 2015	$33.44	(0.30)	3.30	3.00	—		—	—
Year Ended July 31, 2014	$29.14	(0.16)	4.46	4.30	—		—	—
Year Ended July 31, 2013	$27.59	(0.21)	1.76	1.55	—		—	—
Year Ended July 31, 2012	$24.31	(0.20)	3.48	3.28	—		—	—
Year Ended July 31, 2011	$18.89	(0.15)	5.59	5.44	(0.02)		—	(0.02)
Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$25.08	(0.01)	(0.26)	(0.27)	—		(0.19)	(0.19)
Year Ended July 31, 2015	$24.93	(0.01)	0.16	0.15	—		—	—
Year Ended July 31, 2014	$16.26	(0.16)	8.86	8.70	(0.03	)(e)	—	(0.03)
Year Ended July 31, 2013	$13.65	(0.05)	2.69	2.64	(0.03	)(f)	—	(0.03)
Year Ended July 31, 2012	$14.09	0.03	(0.42)	(0.39)	(0.05	)(g)	—	(0.05)
Year Ended July 31, 2011	$11.81	0.02	2.26	2.28	—		—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$21.95	(0.13)	(0.22)	(0.35)	—		(0.19)	(0.19)
Year Ended July 31, 2015	$22.04	(0.26)	0.17	(0.09)	—		—	—
Year Ended July 31, 2014	$14.50	(0.34)	7.88	7.54	—		—	—
Year Ended July 31, 2013	$12.26	(0.18)	2.42	2.24	—		—	—
Year Ended July 31, 2012	$12.72	(0.10)	(0.36)	(0.46)	—		—	—
Year Ended July 31, 2011	$10.78	(0.12)	2.06	1.94	—		—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$36.10	(3.75	)%(d)	1.71%	1.71%	0.44%	$21,264	76	%(d)
$37.58	10.15%		1.74%	1.74%	0.20%	$22,679	112%
$34.24	15.90%		1.78%	1.78%	0.50%	$24,795	162%
$29.59	6.60%		1.80%	1.76%	0.25%	$25,906	244%
$27.82	14.62%		1.82%	1.73%	0.18%	$41,586	137%
$24.32	30.12%		1.78%	1.73%	0.34%	$33,222	194%

$34.89	(4.25	)%(d)	2.71%	2.71%	(0.56)%	$730	76	%(d)
$36.44	8.97%		2.74%	2.74%	(0.80)%	$3,030	112%
$33.44	14.76%		2.78%	2.78%	(0.50)%	$4,403	162%
$29.14	5.62%		2.80%	2.76%	(0.75)%	$777	244%
$27.59	13.49%		2.82%	2.73%	(0.82)%	$5,619	137%
$24.31	28.86%		2.78%	2.73%	(0.66)%	$3,380	194%

$24.62	(1.17	)%(d)	1.70%	1.70%	(0.11)%	$10,006	112	%(d)
$25.08	0.60%		1.71%	1.71%	(0.05)%	$14,804	40%
$24.93	53.55%		1.76%	1.73%	(0.70)%	$76,034	193%
$16.26	19.44%		2.39%	1.76%	(0.33)%	$2,627	584%
$13.65	(2.76)%		2.32%	1.73%	0.19%	$3,620	397%
$14.09	19.31%		1.94%	1.73%	0.11%	$4,183	688%

$21.41	(1.66	)%(d)	2.70%	2.70%	(1.11)%	$1,689	112	%(d)
$21.95	(0.41)%		2.71%	2.71%	(1.05)%	$843	40%
$22.04	52.00%		2.76%	2.73%	(1.70)%	$2,951	193%
$14.50	18.27%		3.39%	2.76%	(1.33)%	$170	584%
$12.26	(3.69)%		3.32%	2.73%	(0.81)%	$176	397%
$12.72	18.09%		2.94%	2.73%	(0.89)%	$260	688%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          Subsequent to the issuance of the July 31, 2014 financial statements, $0.03 of the distribution was determined to be a return of capital.

(f)           Subsequent to the issuance of the July 31, 2013 financial statements, $0.01 of the distribution was determined to be a return of capital.

(g)          Subsequent to the issuance of the July 31, 2012 financial statements, $0.02 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 249

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Technology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$62.10	(0.12)	(5.39)		(5.51)	—	—
Year Ended July 31, 2015	$54.74	(0.36)	7.72	(e)	7.36	—	—
Year Ended July 31, 2014	$38.64	(0.45)	16.55		16.10	—	—
Year Ended July 31, 2013	$34.76	(0.21)	4.09		3.88	—	—
Year Ended July 31, 2012	$31.49	(0.33)	3.60		3.27	—	—
Year Ended July 31, 2011	$24.96	(0.28)	6.81		6.53	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$54.50	(0.39)	(4.69)		(5.08)	—	—
Year Ended July 31, 2015	$48.52	(0.88)	6.86	(e)	5.98	—	—
Year Ended July 31, 2014	$34.60	(0.88)	14.80		13.92	—	—
Year Ended July 31, 2013	$31.45	(0.53)	3.68		3.15	—	—
Year Ended July 31, 2012	$28.78	(0.64)	3.31		2.67	—	—
Year Ended July 31, 2011	$23.04	(0.56)	6.30		5.74	—	—
Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$20.74	0.30	1.05	(e)	1.35	(0.44)	(0.44)
Year Ended July 31, 2015	$21.88	0.43	(1.51	)(e)	(1.08)	(0.06)	(0.06)
Year Ended July 31, 2014	$19.41	0.09	2.49		2.58	(0.11)	(0.11)
Year Ended July 31, 2013	$18.32	0.07	1.21		1.28	(0.19)	(0.19)
Year Ended July 31, 2012	$13.71	0.21	4.75		4.96	(0.35)	(0.35)
Year Ended July 31, 2011	$11.28	0.29	2.74		3.03	(0.60)	(0.60)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$19.78	0.20	0.99	(e)	1.19	(0.25)	(0.25)
Year Ended July 31, 2015	$21.01	0.23	(1.46	)(e)	(1.23)	—	—
Year Ended July 31, 2014	$18.71	(0.11)	2.41		2.30	—	—
Year Ended July 31, 2013	$17.65	(0.11)	1.17		1.06	—	—
Year Ended July 31, 2012	$13.06	0.07	4.58		4.65	(0.06)	(0.06)
Year Ended July 31, 2011	$10.74	0.16	2.60		2.76	(0.44)	(0.44)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$56.59	(8.87	)%(d)	1.87%	1.77%		(0.40)%	$11,480	124	%(d)
$62.10	13.45%		1.71%	1.71%		(0.60)%	$10,010	273%
$54.74	41.67%		1.80%	1.78%		(0.98)%	$27,673	322%
$38.64	11.16%		1.95%	1.75%		(0.58)%	$4,162	168%
$34.76	10.35%		1.89%	1.74%		(1.01)%	$13,144	111%
$31.49	26.20%		1.84%	1.72%		(0.94)%	$11,157	241%

$49.42	(9.30	)%(d)	2.87%	2.77%		(1.40)%	$578	124	%(d)
$54.50	12.33%		2.71%	2.71%		(1.60)%	$2,090	273%
$48.52	40.23%		2.80%	2.78%		(1.98)%	$5,292	322%
$34.60	10.02%		2.95%	2.75%		(1.58)%	$971	168%
$31.45	9.28%		2.89%	2.74%		(2.01)%	$733	111%
$28.78	24.91%		2.84%	2.72%		(1.94)%	$1,321	241%

$21.65	6.67	%(d)	2.49%	1.96	%(f)	3.02%	$11,613	407	%(d)
$20.74	(4.92)%		1.80%	1.74%		2.02%	$2,052	508%
$21.88	13.34%		2.41%	1.78%		0.43%	$6,498	664%
$19.41	7.17%		2.07%	1.75%		0.39%	$3,908	307%
$18.32	37.11%		2.56%	1.73%		1.43%	$24,644	208%
$13.71	26.92%		2.48%	1.73%		2.14%	$2,864	465%

$20.72	6.10	%(d)	3.49%	2.96	%(f)	2.02%	$165	407	%(d)
$19.78	(5.85)%		2.80%	2.74%		1.02%	$956	508%
$21.01	12.29%		3.41%	2.78%		(0.57)%	$1,295	664%
$18.71	6.01%		3.06%	2.74%		(0.60)%	$563	307%
$17.65	35.75%		3.55%	2.72%		0.44%	$744	208%
$13.06	25.68%		3.48%	2.73%		1.14%	$476	465%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)           The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

250 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$32.45	0.13	2.14	2.27	(0.45)	(0.45)
Year Ended July 31, 2015	$29.23	0.29	3.13 (e)	3.42	(0.20)	(0.20)
Year Ended July 31, 2014	$26.87	0.26	2.44	2.70	(0.34)	(0.34)
Year Ended July 31, 2013	$24.39	0.27	2.78	3.05	(0.57)	(0.57)
Year Ended July 31, 2012	$19.87	0.14	4.53	4.67	(0.15)	(0.15)
Year Ended July 31, 2011	$16.79	0.29	3.27	3.56	(0.48)	(0.48)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$30.83	(0.02)	2.03	2.01	(0.03)	(0.03)
Year Ended July 31, 2015	$27.95	(0.03)	2.97 (e)	2.94	(0.06)	(0.06)
Year Ended July 31, 2014	$25.74	(0.02)	2.35	2.33	(0.12)	(0.12)
Year Ended July 31, 2013	$23.23	0.03	2.70	2.73	(0.22)	(0.22)
Year Ended July 31, 2012	$18.97	(0.06)	4.32	4.26	—	—
Year Ended July 31, 2011	$15.98	0.11	3.10	3.21	(0.22)	(0.22)
Short Oil & Gas ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$6.89	(0.06)	0.75	0.69	—	—
Year Ended July 31, 2015	$5.36	(0.10)	1.63	1.53	—	—
Year Ended July 31, 2014	$6.57	(0.10)	(1.11)	(1.21)	—	—
Year Ended July 31, 2013	$8.23	(0.12)	(1.54)	(1.66)	—	—
Year Ended July 31, 2012	$8.64	(0.15)	(0.26)	(0.41)	—	—
Year Ended July 31, 2011	$13.23	(0.17)	(4.42)	(4.59)	—	—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$6.78	(0.10)	0.73	0.63	—	—
Year Ended July 31, 2015	$5.33	(0.17)	1.62	1.45	—	—
Year Ended July 31, 2014	$6.60	(0.17)	(1.10)	(1.27)	—	—
Year Ended July 31, 2013	$8.32	(0.19)	(1.53)	(1.72)	—	—
Year Ended July 31, 2012	$8.81	(0.23)	(0.26)	(0.49)	—	—
Year Ended July 31, 2011	$13.63	(0.27)	(4.55)	(4.82)	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$34.27	7.07	%(d)	1.77%	1.77%		0.81%	$11,531	185	%(d)
$32.45	11.61%		1.76%	1.76%		0.85%	$8,537	305%
$29.23	10.22%		1.77%	1.74%		0.90%	$24,093	294%
$26.87	13.09%		2.16%	1.76%		1.10%	$17,305	307%
$24.39	23.57%		1.87%	1.73%		0.64%	$26,024	328%
$19.87	21.49%		1.89%	1.73%		1.54%	$19,111	581%

$32.81	6.54	%(d)	2.77%	2.77%		(0.19)%	$948	185	%(d)
$30.83	10.49%		2.76%	2.76%		(0.15)%	$2,287	305%
$27.95	9.11%		2.77%	2.74%		(0.10)%	$2,283	294%
$25.74	11.99%		3.15%	2.75%		0.11%	$801	307%
$23.23	22.46%		2.87%	2.73%		(0.36)%	$1,087	328%
$18.97	20.21%		2.89%	2.73%		0.54%	$1,415	581%

$7.58	10.01	%(d)	2.01%	1.82	%(f)	(1.73)%	$4,473	—
$6.89	28.54%		2.50%	1.74%		(1.71)%	$2,725	—
$5.36	(18.42)%		2.60%	1.78%		(1.76)%	$3,494	—
$6.57	(20.17)%		2.65%	1.76%		(1.68)%	$998	—
$8.23	(4.75)%		3.00%	1.73%		(1.68)%	$1,572	—
$8.64	(34.69)%		2.38%	1.73%		(1.62)%	$1,268	—

$7.41	9.29	%(d)	3.01%	2.82	%(f)	(2.73)%	$146	—
$6.78	27.20%		3.50%	2.74%		(2.71)%	$114	—
$5.33	(19.24)%		3.60%	2.78%		(2.76)%	$38	—
$6.60	(20.67)%		3.63%	2.74%		(2.66)%	$570	—
$8.32	(5.56)%		3.87%	2.60%		(2.55)%	$42	—
$8.81	(35.32)%		3.38%	2.73%		(2.62)%	$126	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)           The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 251

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return
Short Precious Metals ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$13.14	(0.10)	(2.21)	(2.31)	$10.83	(17.58	)%(d)
Year Ended July 31, 2015	$7.41	(0.17)	5.90	5.73	$13.14	77.33%
Year Ended July 31, 2014	$9.20	(0.15)	(1.64)	(1.79)	$7.41	(19.46)%
Year Ended July 31, 2013	$7.13	(0.13)	2.20	2.07	$9.20	29.03%
Year Ended July 31, 2012	$6.09	(0.10)	1.14	1.04	$7.13	17.08%
Year Ended July 31, 2011	$7.91	(0.11)	(1.71)	(1.82)	$6.09	(23.01)%
Service Class
Six Months Ended January 31, 2016 (unaudited)	$13.48	(0.17)	(2.26)	(2.43)	$11.05	(18.03	)%(d)
Year Ended July 31, 2015	$7.68	(0.27)	6.07	5.80	$13.48	75.52%
Year Ended July 31, 2014	$9.62	(0.24)	(1.70)	(1.94)	$7.68	(20.17)%
Year Ended July 31, 2013	$7.53	(0.22)	2.31	2.09	$9.62	27.76%
Year Ended July 31, 2012	$6.48	(0.17)	1.22	1.05	$7.53	16.20%
Year Ended July 31, 2011	$8.50	(0.17)	(1.85)	(2.02)	$6.48	(23.76)%
Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$19.65	(0.17)	(0.12)	(0.29)	$19.36	(1.48	)%(d)
Year Ended July 31, 2015	$22.19	(0.35)	(2.19)	(2.54)	$19.65	(11.45)%
Year Ended July 31, 2014(e)	$25.85	(0.45)	(3.21)	(3.66)	$22.19	(14.16)%
Year Ended July 31, 2013(e)	$28.60	(0.45)	(2.30)	(2.75)	$25.85	(9.62)%
Year Ended July 31, 2012(e)	$35.90	(0.60)	(6.70)	(7.30)	$28.60	(20.45)%
Year Ended July 31, 2011(e)	$46.25	(0.75)	(9.60)	(10.35)	$35.90	(22.27)%
Service Class
Six Months Ended January 31, 2016 (unaudited)	$18.28	(0.26)	(0.09)	(0.35)	$17.93	(1.91	)%(d)
Year Ended July 31, 2015	$20.84	(0.54)	(2.02)	(2.56)	$18.28	(12.19)%
Year Ended July 31, 2014(e)	$24.50	(0.69)	(2.97)	(3.66)	$20.84	(14.98)%
Year Ended July 31, 2013(e)	$27.40	(0.70)	(2.20)	(2.90)	$24.50	(10.58)%
Year Ended July 31, 2012(e)	$34.70	(0.90)	(6.40)	(7.30)	$27.40	(21.04)%
Year Ended July 31, 2011(e)	$45.10	(1.15)	(9.25)	(10.40)	$34.70	(23.06)%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

1.75%	1.75%	(1.67)%	$13,613	—
1.75%	1.75%	(1.72)%	$11,647	—
1.87%	1.78%	(1.76)%	$2,744	—
2.09%	1.77%	(1.70)%	$12,184	—
2.19%	1.73%	(1.68)%	$5,381	—
2.03%	1.73%	(1.64)%	$10,609	—

2.75%	2.75%	(2.67)%	$248	—
2.75%	2.75%	(2.72)%	$12,483	—
2.87%	2.78%	(2.76)%	$5,531	—
3.09%	2.77%	(2.70)%	$394	—
3.19%	2.73%	(2.68)%	$184	—
3.03%	2.73%	(2.64)%	$319	—

2.29%	1.78%	(1.70)%	$2,881	—
2.68%	1.78%	(1.75)%	$3,646	—
2.28%	1.78%	(1.76)%	$870	—
2.52%	1.76%	(1.70)%	$4,753	—
2.37%	1.73%	(1.69)%	$3,078	—
2.09%	1.99%	(1.88)%	$4,102	—

3.29%	2.78%	(2.70)%	$7	—
3.68%	2.78%	(2.75)%	$8	—
3.28%	2.78%	(2.76)%	$18	—
3.52%	2.76%	(2.70)%	$164	—
3.37%	2.73%	(2.69)%	$103	—
3.09%	2.99%	(2.88)%	$135	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

252 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$52.34	(0.15)	2.61	2.46	—		—
Year Ended July 31, 2015	$46.74	— (e)	5.60	5.60	—		—
Year Ended July 31, 2014	$42.28	0.12	4.36	4.48	(0.02	)(g)	(0.02)
Year Ended July 31, 2013	$53.47	0.03	(11.22)	(11.19)	—		—
Year Ended July 31, 2012	$35.95	(0.09)	17.61	17.52	—	(e)	—	(e)
Year Ended July 31, 2011	$36.10	0.21	(0.18)	0.03	(0.18)		(0.18)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$49.67	(0.40)	2.46	2.06	—		—
Year Ended July 31, 2015	$44.75	(0.51)	5.43	4.92	—		—
Year Ended July 31, 2014	$40.94	(0.29)	4.10	3.81	—	(e),(g)	—	(e)
Year Ended July 31, 2013	$52.36	(0.44)	(10.98)	(11.42)	—		—
Year Ended July 31, 2012	$35.53	(0.55)	17.38	16.83	—		—
Year Ended July 31, 2011	$35.84	(0.13)	(0.18)	(0.31)	—		—
Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$15.80	(0.12)	(0.55)	(0.67)	—		—
Year Ended July 31, 2015	$17.08	(0.27)	(1.01)	(1.28)	—		—
Year Ended July 31, 2014	$18.06	(0.29)	(0.69)	(0.98)	—		—
Year Ended July 31, 2013	$17.27	(0.29)	1.08	0.79	—		—
Year Ended July 31, 2012	$20.55	(0.32)	(2.96)	(3.28)	—		—
Year Ended July 31, 2011	$22.06	(0.34)	(1.17)	(1.51)	—		—
Service Class
Six Months Ended January 31, 2016 (unaudited)	$15.34	(0.19)	(0.53)	(0.72)	—		—
Year Ended July 31, 2015	$16.76	(0.43)	(0.99)	(1.42)	—		—
Year Ended July 31, 2014	$17.89	(0.47)	(0.66)	(1.13)	—		—
Year Ended July 31, 2013	$17.28	(0.46)	1.07	0.61	—		—
Year Ended July 31, 2012	$20.77	(0.50)	(2.99)	(3.49)	—		—
Year Ended July 31, 2011	$22.53	(0.56)	(1.20)	(1.76)	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$54.80	4.68	%(d)	1.30%	1.30%	(0.58)%	$79,695	199	%(d)
$52.34	11.96%		1.36%	1.36%	— (f)	$54,379	2,626%
$46.74	10.62%		1.40%	1.40%	0.29%	$21,575	3,503%
$42.28	(20.94)%		1.41%	1.41%	0.06%	$39,203	3,295%
$53.47	48.73%		1.47%	1.47%	(0.20)%	$45,459	7,056%
$35.95	0.10%		1.39%	1.39%	0.62%	$17,641	9,189%

$51.73	4.13	%(d)	2.30%	2.30%	(1.58)%	$11,875	199	%(d)
$49.67	10.99%		2.36%	2.36%	(1.00)%	$1,364	2,626%
$44.75	9.32%		2.40%	2.40%	(0.71)%	$16,258	3,503%
$40.94	(21.81)%		2.41%	2.41%	(0.94)%	$17,405	3,295%
$52.36	47.37%		2.47%	2.47%	(1.20)%	$11,119	7,056%
$35.53	(0.86)%		2.39%	2.39%	(0.38)%	$6,674	9,189%

$15.13	(4.18	)%(d)	1.57%	1.57%	(1.48)%	$12,404	—
$15.80	(7.49)%		1.69%	1.69%	(1.66)%	$22,770	—
$17.08	(5.43)%		1.65%	1.65%	(1.64)%	$24,053	—
$18.06	4.57%		1.70%	1.70%	(1.63)%	$33,995	—
$17.27	(15.96)%		1.77%	1.77%	(1.71)%	$34,423	—
$20.55	(6.85)%		1.64%	1.64%	(1.55)%	$48,158	1,297	%(h)

$14.62	(4.63	)%(d)	2.57%	2.57%	(2.48)%	$866	—
$15.34	(8.47)%		2.69%	2.69%	(2.66)%	$394	—
$16.76	(6.32)%		2.65%	2.65%	(2.64)%	$785	—
$17.89	3.53%		2.71%	2.71%	(2.64)%	$17,514	—
$17.28	(16.80)%		2.76%	2.76%	(2.70)%	$938	—
$20.77	(7.81)%		2.64%	2.64%	(2.55)%	$2,348	1,297	%(h)

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes or shares issued.

(d)         Not annualized for periods less than one year.

(e)          Amount is less than $0.005.

(f)           Amount is less than 0.005%.

(g)          Subsequent to the issuance of the July 31, 2014 financial statements, $0.01 and less than $0.005 of the distribution was determined to be a return of capital of the Investor Class and Service Class, respectively.

(h)         The portfolio turnover rate significantly changed in 2011 due to a change in investment strategies that included the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return
Rising Rates Opportunity ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$5.84	(0.04)	(0.38)	(0.42)	$5.42	(7.19	)%(d)
Year Ended July 31, 2015	$7.00	(0.09)	(1.07)	(1.16)	$5.84	(16.57)%
Year Ended July 31, 2014	$8.13	(0.12)	(1.01)	(1.13)	$7.00	(13.90)%
Year Ended July 31, 2013	$6.81	(0.11)	1.43	1.32	$8.13	19.38%
Year Ended July 31, 2012	$11.32	(0.14)	(4.37)	(4.51)	$6.81	(39.84)%
Year Ended July 31, 2011	$12.13	(0.18)	(0.63)	(0.81)	$11.32	(6.68)%
Service Class
Six Months Ended January 31, 2016 (unaudited)	$5.39	(0.07)	(0.35)	(0.42)	$4.97	(7.79	)%(d)
Year Ended July 31, 2015	$6.52	(0.15)	(0.98)	(1.13)	$5.39	(17.33)%
Year Ended July 31, 2014	$7.65	(0.19)	(0.94)	(1.13)	$6.52	(14.77)%
Year Ended July 31, 2013	$6.48	(0.19)	1.36	1.17	$7.65	18.06%
Year Ended July 31, 2012	$10.87	(0.22)	(4.17)	(4.39)	$6.48	(40.39)%
Year Ended July 31, 2011	$11.76	(0.30)	(0.59)	(0.89)	$10.87	(7.65)%
Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$29.06	(0.21)	0.64	0.43	$29.49	1.51	%(d)
Year Ended July 31, 2015	$24.94	(0.42)	4.54	4.12	$29.06	16.52%
Year Ended July 31, 2014	$25.58	(0.44)	(0.20)	(0.64)	$24.94	(2.50)%
Year Ended July 31, 2013	$26.49	(0.42)	(0.49)	(0.91)	$25.58	(3.44)%
Year Ended July 31, 2012	$24.37	(0.43)	2.55	2.12	$26.49	8.70%
Year Ended July 31, 2011	$27.83	(0.40)	(3.06)	(3.46)	$24.37	(12.43)%
Service Class
Six Months Ended January 31, 2016 (unaudited)	$26.93	(0.34)	0.60	0.26	$27.19	0.97	%(d)
Year Ended July 31, 2015	$23.34	(0.68)	4.27	3.59	$26.93	15.38%
Year Ended July 31, 2014	$24.18	(0.67)	(0.17)	(0.84)	$23.34	(3.47)%
Year Ended July 31, 2013	$25.30	(0.67)	(0.45)	(1.12)	$24.18	(4.43)%
Year Ended July 31, 2012	$23.51	(0.68)	2.47	1.79	$25.30	7.61%
Year Ended July 31, 2011	$27.11	(0.66)	(2.94)	(3.60)	$23.51	(13.28)%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

1.51%	1.51%	(1.42)%	$45,622	—
1.57%	1.57%	(1.54)%	$61,774	—
1.57%	1.57%	(1.55)%	$87,658	—
1.62%	1.62%	(1.54)%	$125,980	—
1.74%	1.74%	(1.68)%	$88,813	—
1.58%	1.58%	(1.50)%	$281,208	1,297	%(e)

2.51%	2.51%	(2.42)%	$5,018	—
2.57%	2.57%	(2.54)%	$10,014	—
2.57%	2.57%	(2.55)%	$4,538	—
2.62%	2.62%	(2.54)%	$21,509	—
2.74%	2.74%	(2.68)%	$3,929	—
2.58%	2.58%	(2.50)%	$8,819	1,297	%(e)

1.56%	1.56%	(1.46)%	$34,386	—
1.57%	1.57%	(1.54)%	$35,640	—
1.80%	1.79%	(1.78)%	$20,768	—
1.72%	1.72%	(1.65)%	$72,751	—
1.73%	1.73%	(1.68)%	$110,381	—
1.62%	1.62%	(1.54)%	$52,069	1,297	%(e)

2.56%	2.56%	(2.46)%	$16,008	—
2.57%	2.57%	(2.54)%	$14,610	—
2.80%	2.79%	(2.78)%	$9,755	—
2.73%	2.73%	(2.66)%	$11,485	—
2.72%	2.72%	(2.67)%	$3,212	—
2.62%	2.62%	(2.54)%	$2,434	1,297	%(e)

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          The portfolio turnover rate significantly changed in 2011 due to a change in investment strategies that included the purchase of long-term instruments.

See accompanying notes to the financial statements.

254 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2016 (unaudited)	$17.83	(0.15)	(0.44)	(0.59)	—		—
Year Ended July 31, 2015	$21.74	(0.34)	(3.57)	(3.91)	—		—
Year Ended July 31, 2014	$22.04	(0.39)	0.09	(0.30)	—		—
Year Ended July 31, 2013	$22.13	(0.38)	0.29	(0.09)	—		—
Year Ended July 31, 2012	$25.10	(0.42)	(2.55)	(2.97)	—		—
Year Ended July 31, 2011	$25.95	(0.41)	2.57	2.16	(3.01	)(e)	(3.01)
Service Class
Six Months Ended January 31, 2016 (unaudited)	$17.16	(0.23)	(0.43)	(0.66)	—		—
Year Ended July 31, 2015	$21.14	(0.53)	(3.45)	(3.98)	—		—
Year Ended July 31, 2014	$21.65	(0.61)	0.10	(0.51)	—		—
Year Ended July 31, 2013	$21.95	(0.59)	0.29	(0.30)	—		—
Year Ended July 31, 2012	$25.15	(0.65)	(2.55)	(3.20)	—		—
Year Ended July 31, 2011	$25.72	(0.65)	2.58	1.93	(2.50	)(e)	(2.50)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$17.24	(3.31	)%(d)	2.00%	1.78%	(1.69)%	$2,282	—
$17.83	(17.99)%		2.48%	1.78%	(1.75)%	$2,829	—
$21.74	(1.36)%		2.46%	1.78%	(1.76)%	$3,940	—
$22.04	(0.41)%		2.06%	1.76%	(1.68)%	$6,460	—
$22.13	(11.83)%		2.06%	1.83%	(1.78)%	$4,735	—
$25.10	9.16%		1.74%	1.69%	(1.60)%	$16,403	—

$16.50	(3.85	)%(d)	3.00%	2.78%	(2.69)%	$3,954	—
$17.16	(18.83)%		3.48%	2.78%	(2.75)%	$1,798	—
$21.14	(2.36)%		3.46%	2.78%	(2.76)%	$1,684	—
$21.65	(1.37)%		3.06%	2.76%	(2.68)%	$1,160	—
$21.95	(12.72)%		3.04%	2.81%	(2.76)%	$159	—
$25.15	8.10%		2.73%	2.68%	(2.59)%	$1,122	—

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Annualized for periods less than one year.

(c)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)   Not annualized for periods less than one year.

(e)   Subsequent to the issuance of the July 31, 2011 financial statements, the entire distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Notes to Financial Statements

256 :: Notes to Financial Statements :: January 31, 2016 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose condition is continuously monitored by ProFund Advisor LLC (the “Advisor”). The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of January 31, 2016, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 0.21%, dated 1/29/16, due 2/1/16(1)	RBC Capital Markets, LLC, 0.24%, dated 1/29/16, due 2/1/16(2)	Societe’ Generale, 0.32%, dated 1/29/16, due 2/1/16(3)	UMB Bank, N.A., 0.20%, dated 1/29/16, due 2/1/16(4)
Bull ProFund	$9,324,000	$6,215,000	$24,866,000	$2,558,000
Mid-Cap ProFund	452,000	301,000	1,207,000	129,000

January 31, 2016 (unaudited) :: Notes to Financial Statements :: 257

Fund Name	HSBC Securities (USA), Inc., 0.21%, dated 1/29/16, due 2/1/16(1)	RBC Capital Markets, LLC, 0.24%, dated 1/29/16, due 2/1/16(2)	Societe’ Generale, 0.32%, dated 1/29/16, due 2/1/16(3)	UMB Bank, N.A., 0.20%, dated 1/29/16, due 2/1/16(4)
Small-Cap ProFund	$635,000	$423,000	$1,695,000	$177,000
NASDAQ-100 ProFund	13,233,000	8,822,000	35,291,000	3,628,000
Small-Cap Value ProFund	14,000	9,000	37,000	5,000
UltraBull ProFund	3,279,000	2,185,000	8,746,000	904,000
UltraMid-Cap ProFund	1,751,000	1,167,000	4,675,000	489,000
UltraSmall-Cap ProFund	2,603,000	1,736,000	6,946,000	718,000
UltraDow 30 ProFund	819,000	546,000	2,188,000	230,000
UltraNASDAQ-100 ProFund	23,847,000	15,897,000	63,594,000	6,536,000
UltraInternational ProFund	754,000	502,000	2,012,000	210,000
UltraEmerging Markets ProFund	292,000	194,000	778,000	83,000
UltraLatin America ProFund	459,000	305,000	1,226,000	131,000
UltraChina ProFund	941,000	626,000	2,509,000	262,000
UltraJapan ProFund	5,487,000	3,658,000	14,633,000	1,504,000
Bear ProFund	7,801,000	5,200,000	20,804,000	2,141,000
Short Small-Cap ProFund	3,068,000	2,045,000	8,186,000	845,000
Short NASDAQ-100 ProFund	1,255,000	835,000	3,349,000	350,000
UltraBear ProFund	3,734,000	2,488,000	9,957,000	1,027,000
UltraShort Mid-Cap ProFund	1,384,000	922,000	3,692,000	385,000
UltraShort Small-Cap ProFund	2,088,000	1,391,000	5,570,000	579,000
UltraShort Dow 30 ProFund	863,000	575,000	2,305,000	242,000
UltraShort NASDAQ-100 ProFund	2,248,000	1,498,000	5,998,000	622,000
UltraShort International ProFund	4,330,000	2,886,000	11,549,000	1,190,000
UltraShort Emerging Markets ProFund	2,660,000	1,773,000	7,095,000	733,000
UltraShort Latin America ProFund	5,678,000	3,785,000	15,142,000	1,559,000
UltraShort China ProFund	952,000	634,000	2,538,000	264,000
UltraShort Japan ProFund	505,000	336,000	1,347,000	140,000
Banks UltraSector ProFund	454,000	303,000	1,213,000	130,000
Basic Materials UltraSector ProFund	240,000	160,000	641,000	70,000
Biotechnology UltraSector ProFund	29,179,000	19,452,000	77,811,000	7,993,000
Consumer Goods UltraSector ProFund	544,000	362,000	1,453,000	155,000
Consumer Services UltraSector ProFund	1,979,000	1,318,000	5,278,000	547,000
Financials UltraSector ProFund	562,000	375,000	1,506,000	161,000
Health Care UltraSector ProFund	3,183,000	2,122,000	8,492,000	878,000
Industrials UltraSector ProFund	249,000	166,000	666,000	72,000
Internet UltraSector ProFund	4,509,000	3,006,000	12,027,000	1,239,000
Mobile Telecommunications UltraSector ProFund	302,000	201,000	807,000	85,000
Oil & Gas UltraSector ProFund	1,081,000	720,000	2,888,000	303,000
Oil Equipment, Services & Distribution UltraSector ProFund	249,000	165,000	669,000	75,000
Pharmaceuticals UltraSector ProFund	1,027,000	684,000	2,739,000	285,000
Precious Metals UltraSector ProFund	779,000	519,000	2,079,000	217,000
Real Estate UltraSector ProFund	1,465,000	976,000	3,909,000	407,000
Semiconductor UltraSector ProFund	633,000	421,000	1,691,000	178,000
Technology UltraSector ProFund	487,000	324,000	1,300,000	140,000
Telecommunications UltraSector ProFund	339,000	225,000	908,000	100,000
Utilities UltraSector ProFund	676,000	451,000	1,808,000	190,000
Short Oil & Gas ProFund	1,211,000	807,000	3,234,000	337,000
Short Precious Metals ProFund	1,412,000	941,000	3,769,000	391,000
Short Real Estate ProFund	654,000	435,000	1,746,000	185,000
U.S. Government Plus ProFund	16,324,000	10,881,000	43,531,000	4,474,000
Rising Rates Opportunity 10 ProFund	2,948,000	1,965,000	7,863,000	810,000
Rising Rates Opportunity ProFund	11,842,000	7,894,000	31,581,000	3,246,000
Rising U.S. Dollar ProFund	12,389,000	8,260,000	33,042,000	3,398,000
Falling U.S. Dollar ProFund	1,353,000	901,000	3,610,000	376,000
	$196,526,000	$130,988,000	$524,196,000	$54,083,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of January 31, 2016 as follows:

(1)         U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), effective yield or interest rate in effect at January 31, 2016, 2.77% to 2.894%, due 2/15/40 to 11/15/42, which had an aggregate value of $200,464,303.

(2)         U.S. Treasury Inflation-Protected Securities (TIPS), 1.25%, due 7/15/20, U.S. Treasury STRIPS, effective yield or interest rate in effect at January 31, 2016 0.46% to 2.489%, due 8/15/16 to 5/15/31, which had an aggregate value of $133,621,871.

(3)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.25%, due 1/15/25, total value $534,687,900.

(4)         Federal National Mortgage Association, 0.625%, due 8/26/16, Federal Home Loan Mortgage Corp., 0.50% to 5.50%, due 5/13/16 to 8/25/16, Federal Farm Credit Banks, 0.78% to 0.85%, due 4/5/17 to 5/17/17, which had an aggregate value of $55,258,000.

258 :: Notes to Financial Statements :: January 31, 2016 (unaudited)

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended January 31, 2016, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended January 31, 2016. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period. The volume associated with derivative positions in the Mid-Cap ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, Mobile Telecommunications UltraSector ProFund, Telecommunications UltraSector ProFund and U.S. Government Plus ProFund was 38%, 133%, 140%, 81%, 85% and 98%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended January 31, 2016.

In connection with its management of certain series of the Trust included in this report (UltraJapan ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Japan ProFund (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

January 31, 2016 (unaudited) :: Notes to Financial Statements :: 259

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar

260 :: Notes to Financial Statements :: January 31, 2016 (unaudited)

ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of January 31, 2016, the collateral posted by counterparties consisted of U.S. Treasury securities.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty

January 31, 2016 (unaudited) :: Notes to Financial Statements :: 261 owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of January 31, 2016, the collateral posted by counterparties consisted of U.S. Treasury securities. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2016.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Bull ProFund	$—	$977,275	$—	$416,938	$—	$—
Mid-Cap ProFund	—	1,353	—	130,499	—	—
Small-Cap ProFun	—	57,410	—	126,072	—	—
NASDAQ-100 ProFund	—	1,504,468	—	564,313	—	—
UltraBull ProFund	—	1,911,312	—	692,772	—	—
UltraMid-Cap ProFund	—	1,201,258	—	872,710	—	—
UltraSmall-Cap ProFund	—	1,216,534	—	408,686	—	—
UltraDow 30 ProFund	—	610,542	—	62,914	—	—
UltraNASDAQ-100 ProFund	—	11,591,129	—	4,067,185	—	—
UltraInternational ProFund	—	143,707	—	—	—	—
UltraEmerging Markets ProFund	—	252,031	—	—	—	—
UltraLatin America ProFund	—	854,736	—	—	—	—
UltraChina ProFund	—	424,539	—	—	—	—
UltraJapan ProFund	—	—	—	3,865,678	—	—
Bear ProFund	353,074	—	—	—	832,280	—
Short Small-Cap ProFund	176,262	—	—	—	403,566	—
Short NASDAQ-100 ProFund	55,025	—	—	—	263,321	—
UltraBear ProFund	25,609	—	—	—	1,013,275	—
UltraShort Mid-Cap ProFund	8,142	—	—	—	410,582	—
UltraShort Small-Cap ProFund	134,788	—	—	—	587,660	—
UltraShort Dow 30 ProFund	37,177	—	—	—	236,132	—
UltraShort NASDAQ-100 ProFund	151,319	—	—	—	649,441	—
UltraShort International ProFund	—	—	—	—	856,939	—
UltraShort Emerging Markets ProFund	—	—	—	—	762,215	—
UltraShort Latin America ProFund	—	—	—	—	3,416,194	—
UltraShort China ProFund	—	—	—	—	186,123	—
UltraShort Japan ProFund	200,794	—	—	—	—	—
Banks UltraSector ProFund	—	422,266	—	—	—	—
Basic Materials UltraSector ProFund	—	152,889	—	—	—	—
Biotechnology UltraSector ProFund	—	—	—	—	19,495,793	—
Consumer Goods UltraSector ProFund	—	313,918	—	—	—	—
Consumer Services UltraSector ProFund	—	561,600	—	—	—	—
Financials UltraSector ProFund	—	327,867	—	—	—	—
Health Care UltraSector ProFund	—	—	—	—	452,499	—

262 :: Notes to Financial Statements :: January 31, 2016 (unaudited)

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Industrials UltraSector ProFund	$—	$156,063	$—	$—	$—	$—
Internet UltraSector ProFund	—	930,006	—	—	—	—
Mobile Telecommunications UltraSector ProFund	—	222,166	—	—	—	—
Oil & Gas UltraSector ProFund	—	1,528,899	—	—	—	—
Oil Equipment, Services & Distribution UltraSector ProFund	—	500,397	—	—	—	—
Pharmaceuticals UltraSector ProFund	—	111,411	—	—	—	—
Precious Metals UltraSector ProFund	—	942,969	—	—	—	—
Real Estate UltraSector ProFund	—	344,290	—	—	—	—
Semiconductor UltraSector ProFund	—	402,410	—	—	—	—
Technology UltraSector ProFund	—	254,226	—	—	—	—
Telecommunications UltraSector ProFund	—	127,243	—	—	—	—
Utilities UltraSector ProFund	—	408,047	—	—	—	—
Short Oil & Gas ProFund	—	—	—	—	563,745	—
Short Precious Metals ProFund	—	—	—	—	543,885	—
Short Real Estate ProFund	—	—	—	—	62,250	—
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	—	—	375,597	—	—	274,048
Falling U.S. Dollar ProFund	—	—	34,398	—	—	46,791
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	456,886	—	—	—	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	331,124	—
Rising Rates Opportunity ProFund	—	—	—	—	3,518,798	—

*       Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund’s Statement of Operations, categorized by risk exposure, for the period ended January 31, 2016.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
Bull ProFund	$(300,981)	$(5,211,582)	$—	$189,099
Mid-Cap ProFund	(233,068)	(5,521,002)	—	(361,483)
Small-Cap ProFund	(377,847)	(1,568,229)	—	(229,371)
NASDAQ-100 ProFund	134,980	227,493	—	180,874
UltraBull ProFund	(175,170)	(7,159,388)	—	(1,324,827)
UltraMid-Cap ProFund	(1,155,851)	(8,950,501)	—	(2,078,597)
UltraSmall-Cap ProFund	(314,464)	(12,278,215)	—	(396,112)
UltraDow 30 ProFund	(235,206)	(658,239)	—	188,812
UltraNASDAQ-100 ProFund	2,881,668	(33,403,792)	—	1,107,020
UltraInternational ProFund	—	(2,276,019)	—	(284,036)
UltraEmerging Markets ProFund	—	(2,098,639)	—	60,006
UltraLatin America ProFund	—	(5,164,244)	—	391,617
UltraChina ProFund	—	(3,155,395)	—	390,239
UltraJapan ProFund	(8,858,304)	—	—	(6,054,727)
Bear ProFund	61,168	(1,781,371)	—	501,993
Short Small-Cap ProFund	184,561	1,170,197	—	(57,792)
Short NASDAQ-100 ProFund	(258,522)	(4,204,900)	—	348,295
UltraBear ProFund	79,142	1,490,645	—	(573,846)
UltraShort Mid-Cap ProFund	11,840	(347,846)	—	(275,447)
UltraShort Small-Cap ProFund	164,139	2,679,281	—	(170,148)
UltraShort Dow 30 ProFund	(50,668)	304,132	—	(101,295)

January 31, 2016 (unaudited) :: Notes to Financial Statements :: 263

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
UltraShort NASDAQ-100 ProFund	$(243,343)	$272,494	$—	$(120,438)
UltraShort International ProFund	—	2,604,919	—	(435,406)
UltraShort Emerging Markets ProFund	—	1,915,954	—	(402,475)
UltraShort Latin America ProFund	—	5,795,705	—	(3,020,322)
UltraShort China ProFund	—	423,819	—	(161,945)
UltraShort Japan ProFund	(145,392)	—	—	197,050
Banks UltraSector ProFun	—	(3,793,144)	—	806,645
Basic Materials UltraSector ProFund	—	(2,089,152)	—	201,242
Biotechnology UltraSector ProFund	—	(149,415,925)	—	(4,063,459)
Consumer Goods UltraSector ProFund	—	(3,647,865)	—	16,761
Consumer Services UltraSector ProFund	—	(7,097,020)	—	(463,279)
Financials UltraSector ProFund	—	(6,875,794)	—	448,539
Health Care UltraSector ProFund	—	(13,260,462)	—	(170,437)
Industrials UltraSector ProFund	—	(778,113)	—	84,076
Internet UltraSector ProFund	—	(8,847,522)	—	612,375
Mobile Telecommunications UltraSector ProFund	—	(1,991,407)	—	98,281
Oil & Gas UltraSector ProFund	—	(5,520,143)	—	2,042,494
Oil Equipment, Services & Distribution UltraSector ProFund	—	(2,226,806)	—	598,171
Pharmaceuticals UltraSector ProFund	—	(2,057,390)	—	(3,679)
Precious Metals UltraSector ProFund	—	(250,671)	—	1,253,635
Real Estate UltraSector ProFund	—	(991,665)	—	69,104
Semiconductor UltraSector ProFund	—	(1,503,043)	—	614,239
Technology UltraSector ProFund	—	(1,422,043)	—	323,009
Telecommunications UltraSector ProFund	—	(339,537)	—	99,847
Utilities UltraSector ProFund	—	37,959	—	122,287
Short Oil & Gas ProFund	—	743,360	—	(608,830)
Short Precious Metals ProFund	—	(5,306,501)	—	(801,381)
Short Real Estate ProFund	—	(183,439)	—	16,015
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	—	—	471,955	(246,779)
Falling U.S. Dollar ProFund	—	—	(159,515)	17,858
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	3,947,811	—	(2,145,975)
Rising Rates Opportunity 10 ProFund	—	(474,871)	—	(64,337)
Rising Rates Opportunity ProFund	—	(5,695,556)	—	336,508

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements and forward currency contracts at January 31, 2016. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Bull ProFund
Swap Agreements — Goldman Sachs International	$657,364	$(131,570)	$—	$525,794
Swap Agreements — UBS AG	319,911	—	—	319,911

264 :: Notes to Financial Statements :: January 31, 2016 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	$1,052	$—	$—	$1,052
Swap Agreements — UBS AG	301	—	—	301
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	24,798	—	—	24,798
Swap Agreements — UBS AG	32,612	—	—	32,612
NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	722,507	(314,061)	—	408,446
Swap Agreements — UBS AG	781,961	—	—	781,961
UltraBull ProFund
Swap Agreements — Goldman Sachs International	834,223	(171,472)	—	662,751
Swap Agreements — UBS AG	1,077,089	(3,045)	—	1,074,044
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	184,253	—	—	184,253
Swap Agreements — UBS AG	1,017,005	—	—	1,017,005
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	498,249	—	—	498,249
Swap Agreements — UBS AG	718,285	—	—	718,285
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	319,491	—	—	319,491
Swap Agreements — UBS AG	291,051	—	—	291,051
UltraNASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	5,633,095	(2,230,214)	—	3,402,881
Swap Agreements — UBS AG	5,958,034	—	—	5,958,034
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	6,232	—	—	6,232
Swap Agreements — UBS AG	137,475	—	—	137,475
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	236,506	—	—	236,506
Swap Agreements — UBS AG	15,525	—	—	15,525
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	173,330	—	—	173,330
Swap Agreements — UBS AG	681,406	—	—	681,406
UltraChina ProFund
Swap Agreements — Goldman Sachs International	201,397	—	—	201,397
Swap Agreements — UBS AG	223,142	—	—	223,142
Bear ProFund
Swap Agreements — Goldman Sachs International	(495,421)	495,421	—	—
Swap Agreements — UBS AG	(336,859)	336,859	—	—
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(199,582)	199,582	—	—
Swap Agreements — UBS AG	(203,984)	203,984	—	—
Short NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	(164,489)	164,489	—	—
Swap Agreements — UBS AG	(98,832)	98,832	—	—
UltraBear ProFund
Swap Agreements — Goldman Sachs International	(751,224)	751,224	—	—
Swap Agreements — UBS AG	(262,051)	262,051	—	—
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(276,609)	276,609	—	—
Swap Agreements — UBS AG	(133,973)	133,973	—	—
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(320,170)	320,170	—	—
Swap Agreements — UBS AG	(267,490)	222,000	—	(45,490)
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	(108,264)	108,264	—	—
Swap Agreements — UBS AG	(127,868)	127,868	—	—

January 31, 2016 (unaudited) :: Notes to Financial Statements :: 265

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
UltraShort NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	$(267,529)	$267,529	$—	$—
Swap Agreements — UBS AG	(381,912)	381,912	—	—
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	(223,705)	130,000	—	(93,705)
Swap Agreements — UBS AG	(633,234)	633,234	—	—
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	(94,206)	70,000	—	(24,206)
Swap Agreements — UBS AG	(668,009)	585,000	—	(83,009)
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	(367,755)	210,000	—	(157,755)
Swap Agreements — UBS AG	(3,048,439)	1,715,000	—	(1,333,439)
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	(38,169)	38,169	—	—
Swap Agreements — UBS AG	(147,954)	147,954	—	—
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	161,509	—	—	161,509
Swap Agreements — UBS AG	260,757	—	—	260,757
Basic Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	72,532	—	—	72,532
Swap Agreements — UBS AG	80,357	—	—	80,357
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(9,706,844)	9,706,844	—	—
Swap Agreements — UBS AG	(9,788,949)	9,788,949	—	—
Consumer Goods UltraSector ProFund
Swap Agreements — Goldman Sachs International	136,911	—	—	136,911
Swap Agreements — UBS AG	177,007	—	—	177,007
Consumer Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	245,670	—	—	245,670
Swap Agreements — UBS AG	315,930	—	—	315,930
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	165,421	—	—	165,421
Swap Agreements — UBS AG	162,446	—	—	162,446
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	(229,492)	229,492	—	—
Swap Agreements — UBS AG	(223,007)	223,007	—	—
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	50,734	—	—	50,734
Swap Agreements — UBS AG	105,329	—	—	105,329
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	431,124	—	—	431,124
Swap Agreements — UBS AG	498,882	—	—	498,882
Mobile Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	81,676	—	—	81,676
Swap Agreements — UBS AG	140,490	—	—	140,490
Oil & Gas UltraSector ProFund
Swap Agreements — Goldman Sachs International	697,320	(477,986)	—	219,334
Swap Agreements — UBS AG	831,579	—	—	831,579
Oil Equipment, Services & Distribution UltraSector ProFund
Swap Agreements — Goldman Sachs International	153,542	—	—	153,542
Swap Agreements — UBS AG	346,855	—	—	346,855
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	42,756	—	—	42,756
Swap Agreements — UBS AG	68,655	—	—	68,655
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	672,434	(621,548)	—	50,886
Swap Agreements — UBS AG	270,535	(13,193)	—	257,342

266 :: Notes to Financial Statements :: January 31, 2016 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	$172,641	$(122,194)	$—	$50,447
Swap Agreements — UBS AG	171,649	—	—	171,649
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	174,292	—	—	174,292
Swap Agreements — UBS AG	228,118	—	—	228,118
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	83,372	—	—	83,372
Swap Agreements — UBS AG	170,854	—	—	170,854
Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	65,474	—	—	65,474
Swap Agreements — UBS AG	61,769	—	—	61,769
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	230,026	(131,570)	—	98,456
Swap Agreements — UBS AG	178,021	—	—	178,021
Short Oil & Gas ProFund
Swap Agreements — Goldman Sachs International	(430,662)	430,662	—	—
Swap Agreements — UBS AG	(133,083)	133,083	—	—
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	(314,473)	314,473	—	—
Swap Agreements — UBS AG	(229,412)	229,412	—	—
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	(32,370)	32,370	—	—
Swap Agreements — UBS AG	(29,880)	29,880	—	—
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	219,628	—	—	219,628
Swap Agreements — Societe’ Generale	237,258	—	—	237,258
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	(168,764)	14,000	—	(154,764)
Swap Agreements — Societe’ Generale	(162,360)	140,000	—	(22,360)
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	(3,117,611)	2,960,000	—	(157,611)
Swap Agreements — Societe’ Generale	(401,187)	401,187	—	—
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	175,975
(Depreciation)	(153,397)
Net Appreciation	22,578	—	—	22,578
Forward Currency Contracts — UBS AG
Appreciation	199,622
(Depreciation)	(120,651)
Net Appreciation	78,971	—	—	78,971
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	24,006
(Depreciation)	(26,529)
Net (Depreciation)	(2,523)	2,523	—	—
Forward Currency Contracts — UBS AG
Appreciation	10,392
(Depreciation)	(20,262)
Net (Depreciation)	(9,870)	9,870	—	—

*            The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**     Financial instruments received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

January 31, 2016 (unaudited) :: Notes to Financial Statements :: 267

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bull ProFund, Europe 30 ProFund, UltraBull ProFund, UltraNASDAQ-100 ProFund, UltraJapan ProFund, Bear ProFund, UltraBear ProFund and UltraShort NASDAQ-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•             Level 1—quoted prices in active markets for identical assets

•             Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•             Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

268 :: Notes to Financial Statements :: January 31, 2016 (unaudited)

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended January 31, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of January 31, 2016, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$61,033,583	$—	$—	$—	$61,033,583	$—
Repurchase Agreements	—	—	42,963,000	—	42,963,000	—
Futures Contracts	—	(416,938)	—	—	—	(416,938)
Swap Agreements	—	—	—	977,275	—	977,275
Total	$61,033,583	$(416,938)	$42,963,000	$977,275	$103,996,583	$560,337
Mid-Cap ProFund
Common Stocks	$9,550,529	$—	$—	$—	$9,550,529	$—
Repurchase Agreements	—	—	2,089,000	—	2,089,000	—
Futures Contracts	—	(130,499)	—	—	—	(130,499)
Swap Agreements	—	—	—	1,353	—	1,353
Total	$9,550,529	$(130,499)	$2,089,000	$1,353	$11,639,529	$(129,146)

January 31, 2016 (unaudited) :: Notes to Financial Statements :: 269

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Small-Cap ProFund
Common Stocks	$2,033,871	$—	$—	$—	$2,033,871	$—
Contingent Rights*	—	—	7,553	—	7,553	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	2,930,000	—	2,930,000	—
Futures Contracts	—	(126,072)	—	—	—	(126,072)
Swap Agreements	—	—	—	57,410	—	57,410
Total	$2,033,871	$(126,072)	$2,937,553	$57,410	$4,971,424	$(68,662)
NASDAQ-100 ProFund
Common Stocks	$27,078,546	$—	$—	$—	$27,078,546	$—
Repurchase Agreements	—	—	60,974,000	—	60,974,000	—
Futures Contracts	—	(564,313)	—	—	—	(564,313)
Swap Agreements	—	—	—	1,504,468	—	1,504,468
Total	$27,078,546	$(564,313)	$60,974,000	$1,504,468	$88,052,546	$940,155
Large-Cap Value ProFund
Common Stocks	$10,609,310	$—	$—	$—	$10,609,310	$—
Total	$10,609,310	$—	$—	$—	$10,609,310	$—
Large-Cap Growth ProFund
Common Stocks	$37,497,472	$—	$—	$—	$37,497,472	$—
Total	$37,497,472	$—	$—	$—	$37,497,472	$—
Mid-Cap Value ProFund
Common Stocks	$4,253,513	$—	$—	$—	$4,253,513	$—
Total	$4,253,513	$—	$—	$—	$4,253,513	$—
Mid-Cap Growth ProFund
Common Stocks	$21,979,384	$—	$—	$—	$21,979,384	$—
Total	$21,979,384	$—	$—	$—	$21,979,384	$—
Small-Cap Value ProFund
Common Stocks	$3,973,668	$—	$—	$—	$3,973,668	$—
Repurchase Agreements	—	—	65,000	—	65,000	—
Total	$3,973,668	$—	$65,000	$—	$4,038,668	$—
Small-Cap Growth ProFund
Common Stocks	$8,772,588	$—	$—	$—	$8,772,588	$—
Total	$8,772,588	$—	$—	$—	$8,772,588	$—
Europe 30 ProFund
Common Stocks	$7,944,015	$—	$—	$—	$7,944,015	$—
Total	$7,944,015	$—	$—	$—	$7,944,015	$—
UltraBull ProFund
Common Stocks	$43,401,664	$—	$—	$—	$43,401,664	$—
Repurchase Agreements	—	—	15,114,000	—	15,114,000	—
Futures Contracts	—	(692,772)	—	—	—	(692,772)
Swap Agreements	—	—	—	1,911,312	—	1,911,312
Total	$43,401,664	$(692,772)	$15,114,000	$1,911,312	$58,515,664	$1,218,540
UltraMid-Cap ProFund
Common Stocks	$33,625,822	$—	$—	$—	$33,625,822	$—
Repurchase Agreements	—	—	8,082,000	—	8,082,000	—
Futures Contracts	—	(872,710)	—	—	—	(872,710)
Swap Agreements	—	—	—	1,201,258	—	1,201,258
Total	$33,625,822	$(872,710)	$8,082,000	$1,201,258	$41,707,822	$328,548

270 :: Notes to Financial Statements :: January 31, 2016 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraSmall-Cap ProFund
Common Stocks	$17,457,330	$—	$—	$—	$17,457,330	$—
Contingent Rights*	—	—	6,846	—	6,846	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	12,003,000	—	12,003,000	—
Futures Contracts	—	(408,686)	—	—	—	(408,686)
Swap Agreements	—	—	—	1,216,534	—	1,216,534
Total	$17,457,330	$(408,686)	$12,009,846	$1,216,534	$29,467,176	$807,848
UltraDow 30 ProFund
Common Stocks	$12,118,327	$—	$—	$—	$12,118,327	$—
Repurchase Agreements	—	—	3,783,000	—	3,783,000	—
Futures Contracts	—	(62,914)	—	—	—	(62,914)
Swap Agreements	—	—	—	610,542	—	610,542
Total	$12,118,327	$(62,914)	$3,783,000	$610,542	$15,901,327	$547,628
UltraNASDAQ-100 ProFund
Common Stocks	$148,430,548	$—	$—	$—	$148,430,548	$—
Repurchase Agreements	—	—	109,874,000	—	109,874,000	—
Futures Contracts	—	(4,067,185)	—	—	—	(4,067,185)
Swap Agreements	—	—	—	11,591,129	—	11,591,129
Total	$148,430,548	$(4,067,185)	$109,874,000	$11,591,129	$258,304,548	$7,523,944
UltraInternational ProFund
Repurchase Agreements	$—	$—	$3,478,000	$—	$3,478,000	$—
Swap Agreements	—	—	—	143,707	—	143,707
Total	$—	$—	$3,478,000	$143,707	$3,478,000	$143,707
UltraEmerging Markets ProFund
Common Stocks	$7,657,619	$—	$—	$—	$7,657,619	$—
Preferred Stocks	477,792	—	—	—	477,792	—
Repurchase Agreements	—	—	1,347,000	—	1,347,000	—
Swap Agreements	—	—	—	252,031	—	252,031
Total	$8,135,411	$—	$1,347,000	$252,031	$9,482,411	$252,031
UltraLatin America ProFund
Common Stocks	$7,303,997	$—	$—	$—	$7,303,997	$—
Preferred Stocks	2,186,867	—	—	—	2,186,867	—
Repurchase Agreements	—	—	2,121,000	—	2,121,000	—
Swap Agreements	—	—	—	854,736	—	854,736
Total	$9,490,864	$—	$2,121,000	$854,736	$11,611,864	$854,736
UltraChina ProFund
Common Stocks	$12,947,361	$—	$—	$—	$12,947,361	$—
Repurchase Agreements	—	—	4,338,000	—	4,338,000	—
Swap Agreements	—	—	—	424,539	—	424,539
Total	$12,947,361	$—	$4,338,000	$424,539	$17,285,361	$424,539
UltraJapan ProFund
Repurchase Agreements	$—	$—	$25,282,000	$—	$25,282,000	$—
Futures Contracts	—	(3,865,678)	—	—	—	(3,865,678)
Total	$—	$(3,865,678)	$25,282,000	$—	$25,282,000	$(3,865,678)
Bear ProFund
Repurchase Agreements	$—	$—	$35,946,000	$—	$35,946,000	$—
Futures Contracts	—	353,074	—	—	—	353,074
Swap Agreements	—	—	—	(832,280)	—	(832,280)
Total	$—	$353,074	$35,946,000	$(832,280)	$35,946,000	$(479,206)

January 31, 2016 (unaudited) :: Notes to Financial Statements :: 271

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$14,144,000	$—	$14,144,000	$—
Futures Contracts	—	176,262	—	—	—	176,262
Swap Agreements	—	—	—	(403,566)	—	(403,566)
Total	$—	$176,262	$14,144,000	$(403,566)	$14,144,000	$(227,304)
Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$5,789,000	$—	$5,789,000	$—
Futures Contracts	—	55,025	—	—	—	55,025
Swap Agreements	—	—	—	(263,321)	—	(263,321)
Total	$—	$55,025	$5,789,000	$(263,321)	$5,789,000	$(208,296)
UltraBear ProFund
Repurchase Agreements	$—	$—	$17,206,000	$—	$17,206,000	$—
Futures Contracts	—	25,609	—	—	—	25,609
Swap Agreements	—	—	—	(1,013,275)	—	(1,013,275)
Total	$—	$25,609	$17,206,000	$(1,013,275)	$17,206,000	$(987,666)
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$6,383,000	$—	$6,383,000	$—
Futures Contracts	—	8,142	—	—	—	8,142
Swap Agreements	—	—	—	(410,582)	—	(410,582)
Total	$—	$8,142	$6,383,000	$(410,582)	$6,383,000	$(402,440)
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$9,628,000	$—	$9,628,000	$—
Futures Contracts	—	134,788	—	—	—	134,788
Swap Agreements	—	—	—	(587,660)	—	(587,660)
Total	$—	$134,788	$9,628,000	$(587,660)	$9,628,000	$(452,872)
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$3,985,000	$—	$3,985,000	$—
Futures Contracts	—	37,177	—	—	—	37,177
Swap Agreements	—	—	—	(236,132)	—	(236,132)
Total	$—	$37,177	$3,985,000	$(236,132)	$3,985,000	$(198,955)
UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$10,366,000	$—	$10,366,000	$—
Futures Contracts	—	151,319	—	—	—	151,319
Swap Agreements	—	—	—	(649,441)	—	(649,441)
Total	$—	$151,319	$10,366,000	$(649,441)	$10,366,000	$(498,122)
UltraShort International ProFund
Repurchase Agreements	$—	$—	$19,955,000	$—	$19,955,000	$—
Swap Agreements	—	—	—	(856,939)	—	(856,939)
Total	$—	$—	$19,955,000	$(856,939)	$19,955,000	$(856,939)
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$12,261,000	$—	$12,261,000	$—
Swap Agreements	—	—	—	(762,215)	—	(762,215)
Total	$—	$—	$12,261,000	$(762,215)	$12,261,000	$(762,215)
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$26,164,000	$—	$26,164,000	$—
Swap Agreements	—	—	—	(3,416,194)	—	(3,416,194)
Total	$—	$—	$26,164,000	$(3,416,194)	$26,164,000	$(3,416,194)
UltraShort China ProFund
Repurchase Agreements	$—	$—	$4,388,000	$—	$4,388,000	$—
Swap Agreements	—	—	—	(186,123)	—	(186,123)
Total	$—	$—	$4,388,000	$(186,123)	$4,388,000	$(186,123)

272 :: Notes to Financial Statements :: January 31, 2016 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$2,328,000	$—	$2,328,000	$—
Futures Contracts	—	200,794	—	—	—	200,794
Total	$—	$200,794	$2,328,000	$—	$2,328,000	$200,794
Banks UltraSector ProFund
Common Stocks	$7,054,824	$—	$—	$—	$7,054,824	$—
Repurchase Agreements	—	—	2,100,000	—	2,100,000	—
Swap Agreements	—	—	—	422,266	—	422,266
Total	$7,054,824	$—	$2,100,000	$422,266	$9,154,824	$422,266
Basic Materials UltraSector ProFund
Common Stocks	$3,613,600	$—	$—	$—	$3,613,600	$—
Repurchase Agreements	—	—	1,111,000	—	1,111,000	—
Swap Agreements	—	—	—	152,889	—	152,889
Total	$3,613,600	$—	$1,111,000	$152,889	$4,724,600	$152,889
Biotechnology UltraSector ProFund
Common Stocks	$330,630,578	$—	$—	$—	$330,630,578	$—
Contingent Right	—	—	81,819	—	81,819	—
Repurchase Agreements	—	—	134,435,000	—	134,435,000	—
Swap Agreements	—	—	—	(19,495,793)	—	(19,495,793)
Total	$330,630,578	$—	$134,516,819	$(19,495,793)	$465,147,397	$(19,495,793)
Consumer Goods UltraSector ProFund
Common Stocks	$7,826,518	$—	$—	$—	$7,826,518	$—
Repurchase Agreements	—	—	2,514,000	—	2,514,000	—
Swap Agreements	—	—	—	313,918	—	313,918
Total	$7,826,518	$—	$2,514,000	$313,918	$10,340,518	$313,918
Consumer Services UltraSector ProFund
Common Stocks	$28,776,998	$—	$—	$—	$28,776,998	$—
Repurchase Agreements	—	—	9,122,000	—	9,122,000	—
Swap Agreements	—	—	—	561,600	—	561,600
Total	$28,776,998	$—	$9,122,000	$561,600	$37,898,998	$561,600
Financials UltraSector ProFund
Common Stocks	$7,733,904	$—	$—	$—	$7,733,904	$—
Repurchase Agreements	—	—	2,604,000	—	2,604,000	—
Swap Agreements	—	—	—	327,867	—	327,867
Total	$7,733,904	$—	$2,604,000	$327,867	$10,337,904	$327,867
Health Care UltraSector ProFund
Common Stocks	$33,590,433	$—	$—	$—	$33,590,433	$—
Contingent Right	—	—	2,079	—	2,079	—
Repurchase Agreements	—	—	14,675,000	—	14,675,000	—
Swap Agreements	—	—	—	(452,499)	—	(452,499)
Total	$33,590,433	$—	$14,677,079	$(452,499)	$48,267,512	$(452,499)
Industrials UltraSector ProFund
Common Stock	$3,522,590	$—	$—	$—	$3,522,590	$—
Repurchase Agreements	—	—	1,153,000	—	1,153,000	—
Swap Agreements	—	—	—	156,063	—	156,063
Total	$3,522,590	$—	$1,153,000	$156,063	$4,675,590	$156,063

January 31, 2016 (unaudited) :: Notes to Financial Statements :: 273

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Internet UltraSector ProFund
Common Stocks	$57,656,516	$—	$—	$—	$57,656,516	$—
Repurchase Agreements	—	—	20,781,000	—	20,781,000	—
Swap Agreements	—	—	—	930,006	—	930,006
Total	$57,656,516	$—	$20,781,000	$930,006	$78,437,516	$930,006
Mobile Telecommunications UltraSector ProFund
Common Stocks	$2,323,249	$—	$—	$—	$2,323,249	$—
Repurchase Agreements	—	—	1,395,000	—	1,395,000	—
Swap Agreements	—	—	—	222,166	—	222,166
Total	$2,323,249	$—	$1,395,000	$222,166	$3,718,249	$222,166
Oil & Gas UltraSector ProFund
Common Stocks	$17,618,345	$—	$—	$—	$17,618,345	$—
Repurchase Agreements	—	—	4,992,000	—	4,992,000	—
Swap Agreements	—	—	—	1,528,899	—	1,528,899
Total	$17,618,345	$—	$4,992,000	$1,528,899	$22,610,345	$1,528,899
Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$4,834,517	$—	$—	$—	$4,834,517	$—
Repurchase Agreements	—	—	1,158,000	—	1,158,000	—
Swap Agreements	—	—	—	500,397	—	500,397
Total	$4,834,517	$—	$1,158,000	$500,397	$5,992,517	$500,397
Pharmaceuticals UltraSector ProFund
Common Stocks	$8,660,751	$—	$—	$—	$8,660,751	$—
Repurchase Agreements	—	—	4,735,000	—	4,735,000	—
Swap Agreements	—	—	—	111,411	—	111,411
Total	$8,660,751	$—	$4,735,000	$111,411	$13,395,751	$111,411
Precious Metals UltraSector ProFund
Common Stocks	$8,738,157	$—	$—	$—	$8,738,157	$—
Repurchase Agreements	—	—	3,594,000	—	3,594,000	—
Swap Agreements	—	—	—	942,969	—	942,969
Total	$8,738,157	$—	$3,594,000	$942,969	$12,332,157	$942,969
Real Estate UltraSector ProFund
Common Stocks	$14,671,541	$—	$—	$—	$14,671,541	$—
Repurchase Agreements	—	—	6,757,000	—	6,757,000	—
Swap Agreements	—	—	—	344,290	—	344,290
Total	$14,671,541	$—	$6,757,000	$344,290	$21,428,541	$344,290
Semiconductor UltraSector ProFund
Common Stocks	$8,294,082	$—	$—	$—	$8,294,082	$—
Repurchase Agreements	—	—	2,923,000	—	2,923,000	—
Swap Agreements	—	—	—	402,410	—	402,410
Total	$8,294,082	$—	$2,923,000	$402,410	$11,217,082	$402,410
Technology UltraSector ProFund
Common Stocks	$8,847,942	$—	$—	$—	$8,847,942	$—
Repurchase Agreements	—	—	2,251,000	—	2,251,000	—
Swap Agreements	—	—	—	254,226	—	254,226
Total	$8,847,942	$—	$2,251,000	$254,226	$11,098,942	$254,226

274 :: Notes to Financial Statements :: January 31, 2016 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Telecommunications UltraSector ProFund
Common Stocks	$6,201,660	$—	$—	$—	$6,201,660	$—
Repurchase Agreements	—	—	1,572,000	—	1,572,000	—
Swap Agreements	—	—	—	127,243	—	127,243
Total	$6,201,660	$—	$1,572,000	$127,243	$7,773,660	$127,243
Utilities UltraSector ProFund
Common Stocks	$7,961,880	$—	$—	$—	$7,961,880	$—
Repurchase Agreements	—	—	3,125,000	—	3,125,000	—
Swap Agreements	—	—	—	408,047	—	408,047
Total	$7,961,880	$—	$3,125,000	$408,047	$11,086,880	$408,047
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$5,589,000	$—	$5,589,000	$—
Swap Agreements	—	—	—	(563,745)	—	(563,745)
Total	$—	$—	$5,589,000	$(563,745)	$5,589,000	$(563,745)
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$6,513,000	$—	$6,513,000	$—
Swap Agreements	—	—	—	(543,885)	—	(543,885)
Total	$—	$—	$6,513,000	$(543,885)	$6,513,000	$(543,885)
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$3,020,000	$—	$3,020,000	$—
Swap Agreements	—	—	—	(62,250)	—	(62,250)
Total	$—	$—	$3,020,000	$(62,250)	$3,020,000	$(62,250)
U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$10,846,481	$—	$10,846,481	$—
Repurchase Agreements	—	—	75,210,000	—	75,210,000	—
Swap Agreements	—	—	—	456,886	—	456,886
Total	$—	$—	$86,056,481	$456,886	$86,056,481	$456,886
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$13,586,000	$—	$13,586,000	$—
Swap Agreements	—	—	—	(331,124)	—	(331,124)
Total	$—	$—	$13,586,000	$(331,124)	$13,586,000	$(331,124)
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$54,563,000	$—	$54,563,000	$—
Swap Agreements	—	—	—	(3,518,798)	—	(3,518,798)
Total	$—	$—	$54,563,000	$(3,518,798)	$54,563,000	$(3,518,798)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$57,089,000	$—	$57,089,000	$—
Forward Currency Contracts	—	—	—	101,549	—	101,549
Total	$—	$—	$57,089,000	$101,549	$57,089,000	$101,549
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$6,240,000	$—	$6,240,000	$—
Forward Currency Contracts	—	—	—	(12,393)	—	(12,393)
Total	$—	$—	$6,240,000	$(12,393)	$6,240,000	$(12,393)

^             Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*            Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. contingent rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

**     Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

January 31, 2016 (unaudited) :: Notes to Financial Statements :: 275

4. Fees and Transactions with Affiliates and Related Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the period ended January 31, 2016, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”) acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee and reimbursement of certain expenses.

SunGard Investor Services LLC acts as the Trust’s transfer agent. For these services, the Trust pays SunGard Investor Services LLC a base fee, account and service charges and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, another portfolio in the Trust, invests its assets. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended January 31, 2016, actual Trustee compensation was $277,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) as follows:

	For the Period December 1, 2014 through November 30, 2015		For the Period December 1, 2015 through November 30, 2016
	Investor Class	Service Class	Investor Class	Service Class
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.95%	2.95%	1.95%	2.95%

276 :: Notes to Financial Statements :: January 31, 2016 (unaudited)

	For the Period December 1, 2014 through November 30, 2015		For the Period December 1, 2015 through November 30, 2016
	Investor Class	Service Class	Investor Class	Service Class
Small-Cap ProFund	1.95%	2.95%	1.78%	2.78%
NASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Large-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Value ProFund	1.95%	2.95%	1.78%	2.78%
Small-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraSmall-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraDow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraNASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraInternational ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.95%	2.95%	1.78%	2.78%
UltraLatin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraChina ProFund	1.78%	2.78%	1.95%	2.95%
UltraJapan ProFund	1.95%	2.95%	1.95%	2.95%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Short NASDAQ-100 ProFund	1.78%	2.78%	1.78%	2.78%
UltraBear ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort NASDAQ-100 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
Banks UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Basic Materials UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Consumer Goods UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Financials UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Mobile Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Pharmaceuticals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Technology UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Utilities UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Oil & Gas ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.95%	2.95%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.78%	2.78%	1.95%	2.95%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%

January 31, 2016 (unaudited) :: Notes to Financial Statements :: 277

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of January 31, 2016, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/16	Expires 11/30/17	Expires 11/30/18	Expires 11/30/19	Total
Small-Cap ProFund	$45,670	$—	$—	$—	$45,670
Large-Cap Value ProFund	4,594	—	36,647	1,260	42,501
Mid-Cap Value ProFund	29,201	46,458	43,347	4,679	123,685
Mid-Cap Growth ProFund	19,877	49,776	—	—	69,653
Small-Cap Value ProFund	—	81,365	20,747	1,518	103,630
Small-Cap Growth ProFund	29,355	73,337	—	—	102,692
Europe 30 ProFund	—	7,528	545	1,537	9,610
UltraDow 30 ProFund	31,849	14,352	—	—	46,201
Short Small-Cap ProFund	95,321	19,389	—	548	115,258
Short NASDAQ-100 ProFund	—	29,012	—	4,694	33,706
UltraShort Mid-Cap ProFund	29,579	32,917	10,784	3,877	77,157
UltraShort Small-Cap ProFund	23,660	55,515	14,077	—	93,252
UltraShort Dow 30 ProFund	55,448	60,167	22,818	2,678	141,111
UltraShort NASDAQ-100 ProFund	19,132	22,350	—	630	42,112
UltraShort International ProFund	8,129	47,827	—	—	55,956
UltraShort Emerging Markets ProFund	16,494	15,045	—	474	32,013
UltraShort Latin America ProFund	23,124	29,205	—	475	52,804
UltraShort China ProFund	29,053	27,077	18,254	1,643	76,027
UltraShort Japan ProFund	26,586	33,359	30,725	4,530	95,200
Basic Materials UltraSector ProFund	—	—	—	691	691
Consumer Goods UltraSector ProFund	25,503	20,664	—	—	46,167
Financials UltraSector ProFund	21,684	13,806	—	—	35,490
Industrials UltraSector ProFund	—	42,179	—	1,166	43,345
Mobile Telecommunications UltraSector ProFund	16,355	21,365	8,325	3,478	49,523
Oil Equipment, Services & Distribution UltraSector ProFund	4,174	—	—	298	4,472
Pharmaceuticals UltraSector ProFund	4,329	—	—	—	4,329
Technology UltraSector ProFund	17,124	—	—	—	17,124
Telecommunications UltraSector ProFund	35,660	35,268	—	1,481	72,409
Utilities UltraSector ProFund	37,539	—	—	—	37,539
Short Oil & Gas ProFund	25,367	47,965	—	5,739	79,071
Short Real Estate ProFund	26,822	37,934	9,193	5,688	79,637
Falling U.S. Dollar ProFund	13,719	49,146	16,469	3,566	82,900

The ProFunds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective ProFund from or to another fund that is or could be considered an affiliate of the ProFund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended January 31, 2016, the ProFunds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
Bull ProFund	$37,109,119	$6,074,878	$506,404
Mid-Cap ProFund	2,245,062.25	—	—
Small-Cap ProFund	—	2,295,101	411,000
Large-Cap Value ProFund	1,598,826	3,104,653	(46,454)
Large-Cap Growth ProFund	4,353,737	603,148	(17,845)
Mid-Cap Value ProFund		663,508	49,291
Mid-Cap Growth ProFund	6,203,351	1,467,589	(32,731)
Small-Cap Value ProFund	1,990,345	923,885	(14,239)
Small-Cap Growth ProFund	5,693,675	2,915,106	(66,811)
UltraBull ProFund	14,517,273	(122,619)
UltraSmall-Cap ProFund	1,525,144	—	—

278 :: Notes to Financial Statements :: January 31, 2016 (unaudited)

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2016 were as follows:

	Purchases	Sales
Bull ProFund	$83,834,090	$57,762,636
Mid Cap ProFund	206,389,570	210,799,635
Small-Cap ProFund	836,728	8,505,369
NASDAQ 100 ProFund	104,035,594	103,724,550
Large-Cap Value ProFund	37,849,251	36,001,881
Large-Cap Growth ProFund	95,629,290	81,676,999
Mid-Cap Value ProFund	31,293,566	32,533,406
Mid-Cap Growth ProFund	86,658,352	79,559,077
Small-Cap Value ProFund	54,872,281	55,364,226
Small-Cap Growth ProFund	66,818,493	82,615,022
Europe 30 ProFund	25,732,813	21,393,159
UltraBull ProFund	56,951,479	70,680,702
UltraMid-Cap ProFund	18,266,149	25,406,005
UltraSmall-Cap ProFund	5,445,425	13,098,471
UltraDow 30 ProFund	2,863,926	2,747,718
UltraNASDAQ-100 ProFund	6,638,320	5,721,104
UltraEmerging Markets ProFund	16,818,475	15,080,219
UltraLatin America ProFund	33,343,972	31,204,203
UltraChina ProFund	29,451,208	29,845,838
Banks UltraSector ProFund	18,472,365	54,405,219
Basic Materials UltraSector ProFund	9,852,743	13,829,306
Biotechnology UltraSector ProFund	33,511,728	138,800,786
Consumer Goods UltraSector ProFund	10,184,479	36,794,781
Consumer Services UltraSector ProFund	13,092,747	48,595,627
Financials UltraSector ProFund	9,776,783	34,652,391
Health Care UltraSector ProFund	2,281,176	72,986,843
Industrials UltraSector ProFund	2,159,604	3,451,435
Internet UltraSector ProFund	32,807,086	30,219,030
Mobile Telecommunications UltraSector ProFund	24,928,214	23,240,476
Oil & Gas UltraSector ProFund	302,140	2,258,199
Oil Equipment, Services & Distribution UltraSector ProFund	4,811,256	4,350,024
Pharmaceuticals UltraSector ProFund	6,635,604	12,020,601
Precious Metals UltraSector ProFund	18,336,706	19,667,477
Real Estate UltraSector ProFund	12,891,692	12,982,912
Semiconductor UltraSector ProFund	13,576,813	16,055,203
Technology UltraSector ProFund	14,929,198	14,414,211
Telecommunications UltraSector ProFund	19,394,744	14,276,103
Utilities UltraSector ProFund	16,032,187	15,720,047

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2016 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$20,916,263	$20,882,503

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds obtain investment exposure through derivatives (i.e., swap agreements, futures contracts and forward contracts) which may be considered aggressive and may expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. When a ProFund

January 31, 2016 (unaudited) :: Notes to Financial Statements :: 279 uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund to losses in excess of those amounts initially invested.

In addition, a ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity

280 :: Notes to Financial Statements :: January 31, 2016 (unaudited)

in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

Counterparty Risk

Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

January 31, 2016 (unaudited) :: Notes to Financial Statements :: 281

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax year ended in 2015, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2015
Europe 30 ProFund	$932,448	$—	$932,448	$—	$932,448
October 31, 2015
Mid-Cap ProFund	292,712	674,603	967,315	—	967,315
NASDAQ-100 ProFund	1,006,520	194,502	1,201,022	—	1,201,022
Large-Cap Value ProFund	336,482	351,228	687,710	—	687,710
Large-Cap Growth ProFund	319,987	278,021	598,008	—	598,008
Mid-Cap Value ProFund	—	423,151	423,151	—	423,151
Small-Cap Growth ProFund	—	1,261,659	1,261,659	—	1,261,659
UltraMid-Cap ProFund	1,876,863	2,393,303	4,270,166	—	4,270,166
UltraEmerging Markets ProFund	48,075	—	48,075	—	48,075
UltraLatin America ProFund	120,933	—	120,933	—	120,933
Biotechnology UltraSector ProFund	67,624,568	272,038	67,896,606	—	67,896,606
Consumer Goods UltraSector ProFund	32,093	4,773	36,866	—	36,866
Consumer Services UltraSector ProFund	494,663	29,920	524,583	—	524,583
Health Care UltraSector ProFund	1,137,020	151,461	1,288,481	—	1,288,481
Industrials UltraSector ProFund	224,254	82,237	306,491	—	306,491
Internet UltraSector ProFund	—	506,582	506,582	—	506,582
Pharmaceuticals UltraSector ProFund	1,274,241	192,718	1,466,959	—	1,466,959
Real Estate UltraSector ProFund	49,770	—	49,770	—	49,770
Telecommunications UltraSector ProFund	7,586	—	7,586	—	7,586
Utilities UltraSector ProFund	181,942	—	181,942	—	181,942

The tax character of distributions paid to shareholders during the applicable tax year ended in 2014, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2014
Europe 30 ProFund	$173,729	$—	$173,729	$—	$173,729
October 31, 2014
Mid-Cap ProFund	1,857,125	529,659	2,386,784	—	2,386,784
NASDAQ-100 ProFund	1,071,788	891,432	1,963,220	—	1,963,220
Large-Cap Value ProFund	784,424	573,301	1,357,725	—	1,357,725
Large-Cap Growth ProFund	—	708,311	708,311	—	708,311
UltraEmerging Markets ProFund	22,117	—	22,117	—	22,117
UltraLatin America ProFund	14,408	—	14,408	—	14,408
Biotechnology UltraSector ProFund	51,014,202	213,960	51,228,162	—	51,228,162
Consumer Services UltraSector ProFund	1,107,212	—	1,107,212	—	1,107,212
Internet UltraSector ProFund	5,006,647	—	5,006,647	—	5,006,647
Pharmaceuticals UltraSector ProFund	—	287,674	287,674	—	287,674
Real Estate UltraSector ProFund	87,093	—	87,093	—	87,093
Semiconductor UltraSector ProFund	—	—	—	4,375	4,375
Telecommunications UltraSector ProFund	21,394	—	21,394	—	21,394
Utilities UltraSector ProFund	74,609	—	74,609	—	74,609
U.S. Government Plus ProFund	4,009	—	4,009	4,419	8,428

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
December 31, 2015
Bull ProFund	$—	$—	$—	$(14,138,096)	$14,905,276	$767,180
Europe 30 ProFund	318,493	—	—	(11,725,946)	(873,445)	(12,280,898)
UltraBull ProFund	—	—	—	(42,744,069)	12,717,020	(30,027,049)
UltraNASDAQ-100 ProFund	—	—	—	(156,035,285)	71,575,831	(84,459,454)
UltraJapan ProFund	—	—	—	(66,230,936)	—	(66,230,936)
Bear ProFund	—	—	—	(102,391,053)	141,513	(102,249,540)
UltraBear ProFund	—	—	—	(209,105,849)	142,637	(208,963,212)
UltraShort NASDAQ-100 ProFund	—	—	—	(117,173,438)	93,540	(117,079,898)

282 :: Notes to Financial Statements :: January 31, 2016 (unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
October 31, 2015
Mid-Cap ProFund	$80,254	$14,410	$—	$—	$2,924,284	$3,018,948
Small-Cap ProFund	—	—	—	(29,617,333)	1,065,177	(28,552,156)
NASDAQ-100 ProFund	—	—	—	—	16,396,371	16,396,371
Large-Cap Value ProFund	90,474	45,118	—	—	863,808	999,400
Large-Cap Growth ProFund	—	—	—	—	6,882,437	6,882,437
Mid-Cap Value ProFund	—	—	—	(54,537)	238,999	184,462
Mid-Cap Growth ProFund	—	—	—	(11,242,280)	1,248,045	(9,994,235)
Small-Cap Value ProFund	—	—	—	(16,659,809)	129,243	(16,530,566)
Small-Cap Growth ProFund	—	659,882	—	(144,450)	1,037,537	1,552,969
UltraMid-Cap ProFund	—	—	—	—	10,855,250	10,855,250
UltraSmall-Cap ProFund	—	—	—	(14,012,106)	5,518,064	(8,494,042)
UltraDow 30 ProFund	—	—	—	(7,350,362)	5,307,388	(2,042,974)
UltraInternational ProFund	—	—	—	(21,663,567)	(42,267)	(21,705,834)
UltraEmerging Markets ProFund	—	—	—	(265,385,496)	(1,252,040)	(266,637,536)
UltraLatin America ProFund	13,719	—	—	(26,947,382)	(5,109,157)	(32,042,820)
UltraChina ProFund	—	—	—	(8,757,059)	2,087,014	(6,670,045)
Short Small-Cap ProFund	—	—	—	(39,045,997)	(224,604)	(39,270,601)
Short NASDAQ-100 ProFund	—	—	—	(26,532,358)	(114,128)	(26,646,486)
UltraShort Mid-Cap ProFund	—	—	—	(22,702,807)	(62,166)	(22,764,973)
UltraShort Small-Cap ProFund	—	—	—	(76,350,009)	(308,434)	(76,658,443)
UltraShort Dow 30 ProFund	—	—	—	(24,824,292)	(46,369)	(24,870,661)
UltraShort International ProFund	—	—	—	(53,971,275)	28,444	(53,942,831)
UltraShort Emerging Markets ProFund	—	—	—	(50,541,684)	(60,958)	(50,602,642)
UltraShort Latin America ProFund	—	—	—	(17,510,562)	(191,554)	(17,702,116)
UltraShort China ProFund	—	—	—	(10,816,586)	(61,291)	(10,877,877)
UltraShort Japan ProFund	—	—	—	(11,539,867)	—	(11,539,867)
Banks UltraSector ProFund	—	—	—	(5,505,721)	1,623,924	(3,881,797)
Basic Materials UltraSector ProFund	—	—	—	(40,947,835)	1,162,686	(39,785,149)
Biotechnology UltraSector ProFund	—	—	—	(5,689,663)	193,455,114	187,765,451
Consumer Goods UltraSector ProFund	67,153	—	—	(329,970)	1,695,586	1,432,769
Consumer Services UltraSector ProFund	—	—	—	—	10,891,488	10,891,488
Financials UltraSector ProFund	—	—	—	(19,137,357)	1,232,244	(17,905,113)
Health Care UltraSector ProFund	—	—	—	(610,840)	13,281,501	12,670,661
Industrials UltraSector ProFund	—	50,910	—	(130,885)	1,220,729	1,140,754
Internet UltraSector ProFund	4,518,386	2,506,100	—	—	18,001,759	25,026,245
Mobile Telecommunications UltraSector ProFund	—	—	—	(8,753,162)	1,047,243	(7,705,919)
Oil & Gas UltraSector ProFund	66,686	—	—	(12,821,993)	7,550,141	(5,205,166)
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	(30,157,331)	(386,982)	(30,544,313)
Pharmaceuticals UltraSector ProFund	—	—	—	—	4,183,431	4,183,431
Precious Metals UltraSector ProFund	—	—	—	(117,597,593)	(9,672,518)	(127,270,111)
Real Estate UltraSector ProFund	37,921	—	—	(16,842,043)	6,219,907	(10,584,215)
Semiconductor UltraSector ProFund	70,056	112,189	—	—	1,315,676	1,497,921
Technology UltraSector ProFund	—	—	—	(4,821,463)	3,965,125	(856,338)
Telecommunications UltraSector ProFund	231,013	—	—	(1,075,281)	353,792	(490,476)
Utilities UltraSector ProFund	97,318	—	—	(17,852,205)	1,560,869	(16,194,018)
Short Oil & Gas ProFund	—	—	—	(13,413,100)	(20,896)	(13,433,996)
Short Precious Metals ProFund	—	—	—	(17,846,450)	662,736	(17,183,714)
Short Real Estate ProFund	—	—	—	(61,360,594)	14,434	(61,346,160)
U.S. Government Plus ProFund	—	—	—	(2,872,706)	(316,329)	(3,189,035)
Rising Rates Opportunity 10 ProFund	—	—	—	(23,170,857)	165,446	(23,005,411)
Rising Rates Opportunity ProFund	—	—	—	(181,943,311)	672,424	(181,270,887)
Rising U.S. Dollar ProFund	—	—	—	(285,087)	—	(285,087)
Falling U.S. Dollar ProFund	—	—	—	(2,595,101)	—	(2,595,101)

January 31, 2016 (unaudited) :: Notes to Financial Statements :: 283

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2015 and December 31, 2015, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2016 and December 31, 2016:

Qualified Late Year Capital Losses
December 31 tax year end ProFunds
Europe 30 ProFund	$530,353
UltraBull ProFund	543,619
UltraNASDAQ-100 ProFund	2,332,087

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Small-Cap ProFund	$353,310
Mid-Cap Value ProFund	54,537
Mid-Cap Growth ProFund	180,992
Small-Cap Value ProFund	85,391
Small-Cap Growth ProFund	144,450
UltraSmall-Cap ProFund	358,061
UltraDow 30 ProFund	64,133
UltraInternational ProFund	479,597
UltraEmerging Markets ProFund	22,386
UltraChina ProFund	125,507
Short Small-Cap ProFund	248,699
Short NASDAQ-100 ProFund	217,042
UltraShort Mid-Cap ProFund	50,501
UltraShort Small-Cap ProFund	172,202
UltraShort Dow 30 ProFund	78,096
UltraShort International ProFund	173,615
UltraShort Emerging Markets ProFund	145,004
UltraShort Latin America ProFund	106,601
UltraShort China ProFund	53,540
UltraShort Japan ProFund	26,210
Basic Materials UltraSector ProFund	39,691
Biotechnology UltraSector ProFund	5,689,663
Financials UltraSector ProFund	152,505
Health Care UltraSector ProFund	610,840
Industrials UltraSector ProFund	130,885
Mobile Telecommunications UltraSector ProFund	105,534
Precious Metals UltraSector ProFund	95,130
Technology UltraSector ProFund	163,894
Short Oil & Gas ProFund	66,886
Short Precious Metals ProFund	307,826
Short Real Estate ProFund	47,684
U.S. Government Plus ProFund	191,504
Rising Rates Opportunity 10 ProFund	284,817
Rising Rates Opportunity ProFund	830,235
Rising U.S. Dollar ProFund	285,087
Falling U.S. Dollar ProFund	66,909

284 :: Notes to Financial Statements :: January 31, 2016 (unaudited)

As of the end of their respective tax years ended October 31, 2015 and December 31, 2015, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
December 31 tax year end ProFunds
Bull ProFund	$—	$14,138,096	$—	$—	$14,138,096
Europe 30 ProFund	2,424,273	1,126,888	5,293,628	—	8,844,789
UltraBull ProFund	20,520,330	21,680,120	—	—	42,200,450
UltraNASDAQ-100 ProFund	153,703,198	—	—	—	153,703,198
UltraJapan ProFund	58,133,440	—	4,395,355	—	62,528,795
Bear ProFund	—	29,734,887	27,224,744	—	56,959,631
UltraBear ProFund	—	95,770,801	45,770,369	—	141,541,170
UltraShort NASDAQ-100 ProFund	—	56,065,314	24,229,670	—	80,294,984
October 31 tax year end ProFunds
Small-Cap ProFund	3,928,075	18,202,318	—	—	22,130,393
Mid-Cap Growth ProFund	10,226,945	834,343	—	—	11,061,288
Small-Cap Value ProFund	—	16,574,418	—	—	16,574,418
UltraSmall-Cap ProFund	5,014,118	8,639,927	—	—	13,654,045
UltraDow 30 ProFund	4,852,465	2,433,764	—	—	7,286,229
UltraInternational ProFund	17,793,462	—	2,004,577	1,385,931	21,183,970
UltraEmerging Markets ProFund	229,807,828	—	9,632,451	10,206,592	249,646,871
UltraLatin America ProFund	6,946,097	—	5,526,655	—	12,472,752
UltraChina ProFund	—	—	—	4,228,133	4,228,133
Short Small-Cap ProFund	—	14,298,494	15,009,115	1,034,222	30,341,831
Short NASDAQ-100 ProFund	3,058,900	6,257,362	3,277,560	—	12,593,822
UltraShort Mid-Cap ProFund	—	12,184,360	3,530,168	1,209,276	16,923,804
UltraShort Small-Cap ProFund	—	19,004,455	22,897,260	8,705,776	50,607,491
UltraShort Dow 30 ProFund	—	6,222,658	3,456,513	2,986,357	12,665,528
UltraShort International ProFund	—	32,455,983	6,213,490	5,098,053	43,767,526
UltraShort Emerging Markets ProFund	—	33,278,400	8,202,601	3,280,040	44,761,041
UltraShort Latin America ProFund	—	11,082,676	5,432,825	888,460	17,403,961
UltraShort China ProFund	—	3,844,895	2,251,078	1,732,067	7,828,040
UltraShort Japan ProFund	—	—	799,099	3,511,876	4,310,975
Banks UltraSector ProFund	—	—	2,930,774	2,094,978	5,025,752
Basic Materials UltraSector ProFund	29,546,370	5,602,519	2,208,186	2,116,116	39,473,191
Financials UltraSector ProFund	6,705,000	3,105,413	2,990,547	691,929	13,492,889
Mobile Telecommunications UltraSector ProFund	1,217,882	2,674,292	2,009,584	1,089,654	6,991,412
Oil & Gas UltraSector ProFund	3,961,782	547,317	—	—	4,509,099
Oil Equipment, Services & Distribution UltraSector ProFund	18,007,714	2,172,937	5,736,807	—	25,917,458
Precious Metals UltraSector ProFund	57,622,868	—	—	1,987,217	59,610,085
Real Estate UltraSector ProFund	11,497,289	2,790,520	—	2,554,234	16,842,043
Technology UltraSector ProFund	2,913,279	—	369,053	7,395	3,289,727
Telecommunications UltraSector ProFund	62,515	910,951	—	101,815	1,075,281
Utilities UltraSector ProFund	12,169,389	1,707,442	814,961	—	14,691,792
Short Oil & Gas ProFund	—	3,502,898	7,992,827	714,439	12,210,164
Short Precious Metals ProFund	—	11,647,689	4,821,283	854,572	17,323,544
Short Real Estate ProFund	—	33,669,962	22,825,780	1,934,290	58,430,032
Rising Rates Opportunity 10 ProFund	1,694,854	1,558,615	11,518,808	4,908,249	19,680,526
Rising Rates Opportunity ProFund	21,258,611	5,619,902	56,646,736	54,674,918	138,200,167
Falling U.S. Dollar ProFund	408,559	—	243,456	51,785	703,800

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
December 31 tax year end ProFunds
Europe 30 ProFund	$1,198,070	$1,152,734	$2,350,804
UltraJapan ProFund	3,702,141	—	3,702,141
Bear ProFund	41,801,500	3,629,922	45,431,422
UltraBear ProFund	63,855,269	3,709,410	67,564,679
UltraShort NASDAQ-100 ProFund	35,273,567	1,604,887	36,878,454

January 31, 2016 (unaudited) :: Notes to Financial Statements :: 285

	Short-Term Amount	Long-Term Amount	Total
October 31 tax year end ProFunds
Small-Cap ProFund	$7,119,628	$14,002	$7,133,630
UltraEmerging Markets ProFund	11,193,537	4,522,702	15,716,239
UltraLatin America ProFund	12,429,423	2,045,207	14,474,630
UltraChina ProFund	4,401,977	1,442	4,403,419
Short Small-Cap ProFund	7,917,981	537,486	8,455,467
Short NASDAQ-100 ProFund	12,767,169	954,325	13,721,494
UltraShort Mid-Cap ProFund	5,536,996	191,506	5,728,502
UltraShort Small-Cap ProFund	24,377,761	1,192,555	25,570,316
UltraShort Dow 30 ProFund	11,527,153	553,515	12,080,668
UltraShort International ProFund	10,030,134	—	10,030,134
UltraShort Emerging Markets ProFund	5,635,639	—	5,635,639
UltraShort China ProFund	2,935,006	—	2,935,006
UltraShort Japan ProFund	3,723,383	3,479,299	7,202,682
Banks UltraSector ProFund	479,969	—	479,969
Basic Materials UltraSector ProFund	1,434,953	—	1,434,953
Consumer Goods UltraSector ProFund	329,970	—	329,970
Financials UltraSector ProFund	5,491,836	127	5,491,963
Mobile Telecommunications UltraSector ProFund	1,624,773	31,443	1,656,216
Oil & Gas UltraSector ProFund	7,890,760	422,134	8,312,894
Oil Equipment, Services & Distribution UltraSector ProFund	3,829,199	410,674	4,239,873
Precious Metals UltraSector ProFund	49,597,461	8,294,917	57,892,378
Technology UltraSector ProFund	1,367,842	—	1,367,842
Utilities UltraSector ProFund	3,160,413	—	3,160,413
Short Oil & Gas ProFund	1,136,050	—	1,136,050
Short Precious Metals ProFund	215,080	—	215,080
Short Real Estate ProFund	2,882,878	—	2,882,878
U.S. Government Plus ProFund	2,657,277	23,925	2,681,202
Rising Rates Opportunity 10 ProFund	3,205,514	—	3,205,514
Rising Rates Opportunity ProFund	42,885,006	27,903	42,912,909
Falling U.S. Dollar ProFund	729,757	1,094,635	1,824,392

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

At January 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$91,137,372	$17,409,581	$(4,550,370)	$12,859,211
Mid-Cap ProFund	9,901,064	2,949,598	(1,211,133)	1,738,465
Small-Cap ProFund	4,540,021	716,008	(284,605)	431,403
NASDAQ-100 ProFund	73,954,173	15,291,526	(1,193,153)	14,098,373
Large-Cap Value ProFund	10,786,751	1,232,180	(1,409,621)	(177,441)
Large-Cap Growth ProFund	33,361,154	6,193,612	(2,057,294)	4,136,318
Mid-Cap Value ProFund	4,321,567	802,657	(870,711)	(68,054)
Mid-Cap Growth ProFund	22,932,804	2,527,096	(3,480,516)	(953,420)
Small-Cap Value ProFund	4,729,571	691,765	(1,382,668)	(690,903)
Small-Cap Growth ProFund	8,123,071	1,872,193	(1,222,676)	649,517
Europe 30 ProFund	9,159,475	865,201	(2,080,661)	(1,215,460)
UltraBull ProFund	47,259,131	21,056,604	(9,800,071)	11,256,533
UltraMid-Cap ProFund	35,359,129	10,789,013	(4,440,320)	6,348,693
UltraSmall-Cap ProFund	28,428,682	5,411,626	(4,373,132)	1,038,494
UltraDow 30 ProFund	11,749,891	5,235,381	(1,083,945)	4,151,436
UltraNASDAQ-100 ProFund	195,730,525	88,814,352	(26,240,329)	62,574,023
UltraInternational ProFund	3,478,000	—	—	—
UltraEmerging Markets ProFund	11,852,504	1,427,303	(3,797,396)	(2,370,093)
UltraLatin America ProFund	18,352,562	1,342,318	(8,083,016)	(6,740,698)
UltraChina ProFund	17,387,950	2,941,529	(3,044,118)	(102,589)
UltraJapan ProFund	25,282,000	—	—	—

286 :: Notes to Financial Statements :: January 31, 2016 (unaudited)

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bear ProFund	$35,946,000	$—	$—	$—
Short Small-Cap ProFund	14,144,000	—	—	—
Short NASDAQ-100 ProFund	5,789,000	—	—	—
UltraBear ProFund	17,206,000	—	—	—
UltraShort Mid-Cap ProFund	6,383,000	—	—	—
UltraShort Small-Cap ProFund	9,628,000	—	—	—
UltraShort Dow 30 ProFund	3,985,000	—	—	—
UltraShort NASDAQ-100 ProFund	10,366,000	—	—	—
UltraShort International ProFund	19,955,000	—	—	—
UltraShort Emerging Markets ProFund	12,261,000	—	—	—
UltraShort Latin America ProFund	26,164,000	—	—	—
UltraShort China ProFund	4,388,000	—	—	—
UltraShort Japan ProFund	2,328,000	—	—	—
Banks UltraSector ProFund	8,452,002	3,840,375	(3,137,553)	702,822
Basic Materials UltraSector ProFund	4,074,387	2,015,626	(1,365,413)	650,213
Biotechnology UltraSector ProFund	362,447,218	120,141,491	(17,441,312)	102,700,179
Consumer Goods UltraSector ProFund	8,937,972	1,900,593	(498,047)	1,402,546
Consumer Services UltraSector ProFund	29,683,276	9,557,384	(1,341,662)	8,215,722
Financials UltraSector ProFund	10,157,955	3,738,892	(3,558,943)	179,949
Health Care UltraSector ProFund	40,453,734	9,470,438	(1,656,660)	7,813,778
Industrials UltraSector ProFund	3,759,234	1,043,726	(127,370)	916,356
Internet UltraSector ProFund	67,711,212	17,759,991	(7,033,687)	10,726,304
Mobile Telecommunications UltraSector ProFund	3,041,291	1,037,116	(360,158)	676,958
Oil & Gas UltraSector ProFund	17,880,814	8,245,262	(3,515,731)	4,729,531
Oil Equipment, Services & Distribution UltraSector ProFund	7,230,085	1,334,840	(2,572,408)	(1,237,568)
Pharmaceuticals UltraSector ProFund	10,503,548	3,342,182	(449,979)	2,892,203
Precious Metals UltraSector ProFund	20,511,526	1,361,397	(9,540,766)	(8,179,369)
Real Estate UltraSector ProFund	15,937,614	7,495,707	(2,004,780)	5,490,927
Semiconductor UltraSector ProFund	10,051,867	1,736,197	(570,982)	1,165,215
Technology UltraSector ProFund	7,768,148	3,905,354	(574,560)	3,330,794
Telecommunications UltraSector ProFund	7,773,996	621,596	(621,932)	(336)
Utilities UltraSector ProFund	8,733,382	2,951,767	(598,269)	2,353,498
Short Oil & Gas ProFund	5,589,000	—	—	—
Short Precious Metals ProFund	6,513,000	—	—	—
Short Real Estate ProFund	3,020,000	—	—	—
U.S. Government Plus ProFund	85,433,665	622,816	—	622,816
Rising Rates Opportunity 10 ProFund	13,586,000	—	—	—
Rising Rates Opportunity ProFund	54,563,000	—	—	—
Rising U.S. Dollar ProFund	57,089,000	—	—	—
Falling U.S. Dollar ProFund	6,240,000	—	—	—

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of September 15, 2008, Rising U.S. Dollar ProFund was owed $2,135,323 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss

January 31, 2016 (unaudited) :: Notes to Financial Statements :: 287 is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the original claim due from Lehman is $184,172, and is included in “Receivable for closed forward currency contracts” on the Statements of Assets and Liabilities. The fair value of the amount that is estimated to be paid by the Advisor is $739,412 and is included in “Due from Advisor under a Receivables Agreement” on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of January 31, 2016.

9. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

10. Share Splits and Reverse Share Splits

Effective December 14, 2015, the NASDAQ-100 ProFund underwent a 3-for-1 share split, the UltraLatin America ProFund underwent a 1-for-10 reverse share split, and the Precious Metals UltraSector ProFund underwent a 1-for-5 reverse share split.

Effective February 24, 2014, the Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort Japan ProFund and Short Real Estate ProFund underwent a 1-for-5 reverse share split, the UltraShort Small-Cap ProFund and the UltraShort International ProFund underwent an 1-for-8 reverse share split, the UltraShort China ProFund underwent a 1-for-10 reverse share split, and the Biotechnology ProFund underwent a 4-for-1 share split.

Effective November 19, 2012, the Internet UltraSector ProFund underwent a 6-for-1 share split. The UltraShort Dow 30 ProFund and Banks UltraSector ProFund underwent a 1-for-3 reverse share split. The UltraBear ProFund underwent a 1-for-4 reverse share split. The UltraShort Mid-Cap ProFund underwent a 1-for-7 reverse share split.

Effective October 17, 2011, the UltraShort Small-Cap ProFund and UltraShort NASDAQ-100 ProFund underwent a 1-for-5 reverse share split. The UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund and Mobile Telecommunications UltraSector ProFund underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

288 :: Board Approval of Investment Advisory Agreement :: January 31, 2016 (unaudited)

At a meeting held on September 16-17, 2015, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each of its series (each a “Fund” and collectively the “Funds”), and ProFund Advisors LLC (the “Advisor”). The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including:

(i)	detailed information about the advisory services provided by the Advisor;
(ii)	the Advisor’s Form ADV;
(iii)	biographies of employees primarily responsible for providing investment advisory services;
(iv)	information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
(v)	information regarding advisory fees earned versus advisory fees waived for previous periods;
(vi)	performance information for prior periods;
(vii)	comparative industry fee data;
(viii)	information about fees and other amounts received by the Advisor and its affiliates for non-advisory services;
(ix)	information regarding trade allocation and best execution;
(x)	information about the financial condition of the Advisor; and
(xi)	information regarding how the Advisor monitors each Fund’s compliance with regulatory requirements and Trust procedures.

The Board evaluated this information, and the Independent Trustees were advised by legal counsel with respect to the Board’s deliberations. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 16-17, 2015, the Board regularly considers matters bearing on the Funds and their investment advisory, administration and distribution arrangements, including the Funds’ investment results and performance data, at its regular meetings throughout the year. The Board’s conclusions may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of all the information that was provided and considered all of the factors it deemed relevant, including, among other things:

(i)	the nature, extent, and quality of the services to be provided to each Fund by the Advisor;
(ii)	the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds;
(iii)	the investment performance of the Funds; and
(iv)	the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Investment Advisory Services

The Board reviewed the nature, extent and quality of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage both the geared and non-geared Funds effectively, which may not be present at other investment advisory organizations. In particular, the Board considered the following:

•    the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advisor’s success in achieving the investment objectives of each Fund;

•    the fact that to maintain exposure consistent with each geared Fund’s daily investment objective, the geared Funds need to be rebalanced each day, an activity not typical of traditional index funds;

•    the differences in managing the non-geared Funds, including the unique asset classes for certain non-geared Funds, as well as the daily activity required by the Advisor due to the frequent and large trading activity in the non-geared Funds;

•    the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas, as well as potential future changes to the cash management process;

•    the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;

•    the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience;

•    the structure of the portfolio staff compensation program and the incentives it is intended to provide; and

•    information regarding allocation of Fund brokerage and the selection of counterparties, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties.

The Board also reviewed the Advisor’s compliance program, including specific activities associated with both the geared and non-geared Funds, and discussed it with the Funds’ Chief Compliance Officer (CCO). The Board and the CCO discussed the CCO’s evaluation of the operation of the Advisor’s compliance program, changes made to the Advisor’s compliance program since the CCO’s last annual report to the Board, and whether the CCO believed enhancements to the compliance program were warranted. The Board discussed any compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

January 31, 2016 (unaudited) :: Board Approval of Investment Advisory Agreement :: 289

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support such Fund, ant that it was generally satisfied with the nature, quality and extent of services provided to the Fund by the Advisor.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because, among other things, there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding this challenge, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board reviewed information prepared by Citi Fund Services Ohio, Inc., at the direction of the Advisor, using data provided by Lipper, Inc. (“Lipper”) comparing the management fee rates paid by each Fund to other mutual funds with investment objectives most similar to each Fund, as well as the median of each Fund’s Lipper category. The Board recognized that the reports show both net and gross total expense ratios, less any 12b-1 and shareholder services fees, for each Fund and each applicable peer fund and Lipper category. The Board considered the selection of the peer funds for both the geared and non-geared Funds, as well as Lipper categories used for comparison. The Board noted that, by design, certain of the Funds are unique and therefore no fund was a perfect comparison. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees after taking waivers and reimbursements into account. The Board recognized that, because of the differences in managing the non-geared Funds, the non-geared Funds are generally charged higher advisory fees than other non-geared mutual funds based on the same benchmark index.

The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were reasonable given the services provided.

Profitability

The Board considered the significant drivers of cost including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the geared Funds, and entrepreneurial risk, and also considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board noted that it likely would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to compare profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund’s shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding expense allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds

The Board considered total returns and focused on the correlation of returns to benchmark information for each geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2015, as applicable. The Board also considered the performance information provided for the Funds at regular Board meetings throughout the reporting period. The Board noted that correlation of returns for each geared Fund remained strong during the applicable periods and that geared Fund performance versus target performance was generally within expected ranges. The Board further noted that non-geared Fund performance versus benchmark index performance was also generally within expected ranges during the applicable period. The Board noted that, given the nature of the Funds, the correlation of the Fund’s performance with the performance of its applicable benchmark was a more meaningful factor than the Fund’s total return.

Non-Advisory Services; “Fall-Out” Benefits

The Board also considered the non-advisory services provided by the Advisor, including those performed under a separate Management Services Agreement. The Board considered the fact that the geared Funds’ shareholders tend to be active traders, which adds a level of complexity to the management of those Funds. The Board considered any indirect, or “fall-out,” benefits that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively insignificant. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale associated with certain costs, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

290 :: Board Approval of Investment Advisory Agreement :: January 31, 2016 (unaudited)

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

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P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

01/16

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

(a)

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (56.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,205	$332,955
Abbott Laboratories (Health Care Equipment & Supplies)	5,355	202,686
AbbVie, Inc. (Biotechnology)	5,895	323,636
Accenture PLC - Class A (IT Services)	2,250	237,465
Activision Blizzard, Inc. (Software)	1,800	62,676
Adobe Systems, Inc.* (Software)	1,800	160,434
Advance Auto Parts, Inc. (Specialty Retail)	270	41,054
Aetna, Inc. (Health Care Providers & Services)	1,260	128,318
Affiliated Managers Group, Inc.* (Capital Markets)	180	24,154
Aflac, Inc. (Insurance)	1,530	88,679
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,170	44,051
AGL Resources, Inc. (Gas Utilities)	450	28,602
Air Products & Chemicals, Inc. (Chemicals)	675	85,529
Airgas, Inc. (Chemicals)	225	31,500
Akamai Technologies, Inc.* (Internet Software & Services)	630	28,741
Alcoa, Inc. (Metals & Mining)	4,725	34,445
Alexion Pharmaceuticals, Inc.* (Biotechnology)	810	118,203
Allegion PLC (Building Products)	360	21,802
Allergan PLC* (Pharmaceuticals)	1,395	396,780
Alliance Data Systems Corp.* (IT Services)	225	44,953
Alphabet, Inc.* - Class A (Internet Software & Services)	1,035	787,997
Alphabet, Inc.* - Class C (Internet Software & Services)	1,080	802,386
Altria Group, Inc. (Tobacco)	7,065	431,742
Amazon.com, Inc.* (Internet & Catalog Retail)	1,395	818,865
Ameren Corp. (Multi-Utilities)	855	38,407
American Airlines Group, Inc. (Airlines)	2,250	87,728
American Electric Power Co., Inc. (Electric Utilities)	1,755	107,002
American Express Co. (Consumer Finance)	3,015	161,302
American International Group, Inc. (Insurance)	4,455	251,617
American Tower Corp. (Real Estate Investment Trusts)	1,530	144,340
Ameriprise Financial, Inc. (Capital Markets)	630	57,110
AmerisourceBergen Corp. (Health Care Providers & Services)	720	64,483
AMETEK, Inc. (Electrical Equipment)	855	40,228
Amgen, Inc. (Biotechnology)	2,700	412,371
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,125	55,766
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,845	72,121
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,125	60,593
Anthem, Inc. (Health Care Providers & Services)	945	123,313
Aon PLC (Insurance)	990	86,952
Apache Corp. (Oil, Gas & Consumable Fuels)	1,350	57,429
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	540	21,141
Apple, Inc. (Technology Hardware, Storage & Peripherals)	20,025	1,949,233
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,140	73,071
Archer-Daniels-Midland Co. (Food Products)	2,160	76,356
Assurant, Inc. (Insurance)	225	18,295
AT&T, Inc. (Diversified Telecommunication Services)	22,095	796,746
Autodesk, Inc.* (Software)	810	37,924
Automatic Data Processing, Inc. (IT Services)	1,665	138,345
AutoNation, Inc.* (Specialty Retail)	270	11,678
AutoZone, Inc.* (Specialty Retail)	90	69,065
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	1,395	186,525
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	495	84,888
Avery Dennison Corp. (Containers & Packaging)	315	19,180
Baker Hughes, Inc. (Energy Equipment & Services)	1,575	68,528
Ball Corp. (Containers & Packaging)	495	33,081
Bank of America Corp. (Banks)	37,440	529,402
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	270	49,483
Baxalta, Inc. (Biotechnology)	1,935	77,419
Baxter International, Inc. (Health Care Equipment & Supplies)	1,980	72,468
BB&T Corp. (Banks)	2,790	91,121
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	765	111,208
Bed Bath & Beyond, Inc.* (Specialty Retail)	585	25,254
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	6,750	875,948
Best Buy Co., Inc. (Specialty Retail)	1,080	30,164
Biogen, Inc.* (Biotechnology)	810	221,179
BlackRock, Inc. (Capital Markets)	450	141,417
BorgWarner, Inc. (Auto Components)	810	23,782
Boston Properties, Inc. (Real Estate Investment Trusts)	540	62,753
Boston Scientific Corp.* (Health Care Equipment & Supplies)	4,815	84,407
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,985	372,028
Brown-Forman Corp. - Class B (Beverages)	360	35,222
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	495	32,061
CA, Inc. (Software)	1,125	32,321

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Cablevision Systems Corp. - Class A (Media)	810	$25,847
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,485	30,814
Cameron International Corp.* (Energy Equipment & Services)	675	44,321
Campbell Soup Co. (Food Products)	630	35,538
Capital One Financial Corp. (Consumer Finance)	1,935	126,975
Cardinal Health, Inc. (Health Care Providers & Services)	1,170	95,203
CarMax, Inc.* (Specialty Retail)	720	31,810
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,665	80,136
Caterpillar, Inc. (Machinery)	2,115	131,637
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,035	28,949
CBS Corp. - Class B (Media)	1,575	74,813
Celgene Corp.* (Biotechnology)	2,835	284,407
CenterPoint Energy, Inc. (Multi-Utilities)	1,530	27,341
CenturyLink, Inc. (Diversified Telecommunication Services)	1,980	50,332
Cerner Corp.* (Health Care Technology)	1,080	62,651
CF Industries Holdings, Inc. (Chemicals)	855	25,650
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	1,845	6,255
Chevron Corp. (Oil, Gas & Consumable Fuels)	6,750	583,672
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	90	40,767
Chubb, Ltd. (Insurance)	1,665	188,261
Church & Dwight Co., Inc. (Household Products)	450	37,800
Cigna Corp. (Health Care Providers & Services)	945	126,252
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	360	33,480
Cincinnati Financial Corp. (Insurance)	540	31,120
Cintas Corp. (Commercial Services & Supplies)	315	27,065
Cisco Systems, Inc. (Communications Equipment)	18,270	434,643
Citigroup, Inc. (Banks)	10,710	456,032
Citizens Financial Group, Inc. (Banks)	1,890	40,163
Citrix Systems, Inc.* (Software)	540	38,048
CME Group, Inc. (Diversified Financial Services)	1,215	109,168
CMS Energy Corp. (Multi-Utilities)	990	38,491
Coach, Inc. (Textiles, Apparel & Luxury Goods)	990	36,680
Coca-Cola Enterprises, Inc. (Beverages)	765	35,511
Cognizant Technology Solutions Corp.* (IT Services)	2,205	139,599
Colgate-Palmolive Co. (Household Products)	3,240	218,797
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	1,395	25,877
Comcast Corp. - Class A (Media)	8,775	488,855
Comerica, Inc. (Banks)	630	21,609
ConAgra Foods, Inc. (Food Products)	1,575	65,583
ConocoPhillips (Oil, Gas & Consumable Fuels)	4,455	174,100
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	810	6,431
Consolidated Edison, Inc. (Multi-Utilities)	1,035	71,819
Constellation Brands, Inc. - Class A (Beverages)	630	96,062
Corning, Inc. (Electronic Equipment, Instruments & Components)	4,275	79,558
Costco Wholesale Corp. (Food & Staples Retailing)	1,575	238,014
Crown Castle International Corp. (Real Estate Investment Trusts)	1,215	104,733
CSRA, Inc. (IT Services)	495	13,256
CSX Corp. (Road & Rail)	3,510	80,800
Cummins, Inc. (Machinery)	585	52,586
CVS Health Corp. (Food & Staples Retailing)	3,960	382,496
D.R. Horton, Inc. (Household Durables)	1,170	32,187
Danaher Corp. (Industrial Conglomerates)	2,160	187,164
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	405	25,539
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	585	39,265
Deere & Co. (Machinery)	1,125	86,636
Delphi Automotive PLC (Auto Components)	990	64,291
Delta Air Lines, Inc. (Airlines)	2,835	125,561
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	495	29,151
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,395	38,921
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	225	4,183
Discover Financial Services (Consumer Finance)	1,530	70,059
Discovery Communications, Inc.* - Class A (Media)	540	14,899
Discovery Communications, Inc.* - Class C (Media)	945	25,713
Dollar General Corp. (Multiline Retail)	1,035	77,687
Dollar Tree, Inc.* (Multiline Retail)	855	69,529
Dominion Resources, Inc. (Multi-Utilities)	2,160	155,887
Dover Corp. (Machinery)	540	31,563
Dr. Pepper Snapple Group, Inc. (Beverages)	675	63,342
DTE Energy Co. (Multi-Utilities)	630	53,556
Duke Energy Corp. (Electric Utilities)	2,475	186,368
E*TRADE Financial Corp.* (Capital Markets)	1,035	24,385
E.I. du Pont de Nemours & Co. (Chemicals)	3,150	166,194
Eastman Chemical Co. (Chemicals)	540	33,053
Eaton Corp. PLC (Electrical Equipment)	1,665	84,099
eBay, Inc.* (Internet Software & Services)	3,960	92,902
Ecolab, Inc. (Chemicals)	945	101,937
Edison International (Electric Utilities)	1,170	72,306
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	765	59,831

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares		Value
Electronic Arts, Inc.* (Software)	1,125		$72,613
Eli Lilly & Co. (Pharmaceuticals)	3,510		277,641
EMC Corp. (Technology Hardware, Storage & Peripherals)	6,975		172,770
Emerson Electric Co. (Electrical Equipment)	2,340		107,593
Endo International PLC* (Pharmaceuticals)	765		42,435
Ensco PLCADR - Class A (Energy Equipment & Services)	855		8,362
Entergy Corp. (Electric Utilities)	630		44,465
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,980		140,619
EQT Corp. (Oil, Gas & Consumable Fuels)	540		33,340
Equifax, Inc. (Professional Services)	405		42,849
Equinix, Inc. (Real Estate Investment Trusts)	225		69,878
Equity Residential (Real Estate Investment Trusts)	1,305		100,602
Essex Property Trust, Inc. (Real Estate Investment Trusts)	225		47,950
Eversource Energy (Electric Utilities)	1,125		60,525
Exelon Corp. (Electric Utilities)	3,285		97,137
Expedia, Inc. (Internet & Catalog Retail)	405		40,921
Expeditors International of Washington, Inc. (Air Freight & Logistics)	675		30,456
Express Scripts Holding Co.* (Health Care Providers & Services)	2,430		174,644
Extra Space Storage, Inc. (Real Estate Investment Trusts)	450		40,811
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	14,985		1,166,581
F5 Networks, Inc.* (Communications Equipment)	270		25,321
Facebook, Inc.* - Class A (Internet Software & Services)	8,145		913,949
Fastenal Co. (Trading Companies & Distributors)	1,035		41,980
Federal Realty Investment Trust (Real Estate Investment Trusts)	270		40,724
FedEx Corp. (Air Freight & Logistics)	945		125,572
Fidelity National Information Services, Inc. (IT Services)	990		59,133
Fifth Third Bancorp (Banks)	2,835		44,793
First Horizon National Corp. (Banks)	—	†	5
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	270		18,538
FirstEnergy Corp. (Electric Utilities)	1,530		50,582
Fiserv, Inc.* (IT Services)	810		76,594
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	495		14,474
Flowserve Corp. (Machinery)	450		17,388
Fluor Corp. (Construction & Engineering)	495		22,220
FMC Corp. (Chemicals)	495		17,681
FMC Technologies, Inc.* (Energy Equipment & Services)	810		20,372
Ford Motor Co. (Automobiles)	13,995		167,101
Franklin Resources, Inc. (Capital Markets)	1,350		46,791
Freeport-McMoRan, Inc. (Metals & Mining)	4,140		19,044
Frontier Communications Corp. (Diversified Telecommunication Services)	4,185		19,042
GameStop Corp. - Class A (Specialty Retail)	360		9,436
Garmin, Ltd. (Household Durables)	405		14,248
General Dynamics Corp. (Aerospace & Defense)	1,080		144,472
General Electric Co. (Industrial Conglomerates)	33,930		987,362
General Growth Properties, Inc. (Real Estate Investment Trusts)	2,115		59,305
General Mills, Inc. (Food Products)	2,160		122,062
General Motors Co. (Automobiles)	5,085		150,719
Genuine Parts Co. (Distributors)	540		46,532
Gilead Sciences, Inc. (Biotechnology)	5,175		429,525
H & R Block, Inc. (Diversified Consumer Services)	855		29,113
Halliburton Co. (Energy Equipment & Services)	3,060		97,277
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,395		42,645
Harley-Davidson, Inc. (Automobiles)	675		27,000
Harman International Industries, Inc. (Household Durables)	270		20,085
Harris Corp. (Communications Equipment)	450		39,137
Hartford Financial Services Group, Inc. (Insurance)	1,485		59,667
Hasbro, Inc. (Leisure Products)	405		30,083
HCA Holdings, Inc.* (Health Care Providers & Services)	1,125		78,278
HCP, Inc. (Real Estate Investment Trusts)	1,665		59,840
Helmerich & Payne, Inc. (Energy Equipment & Services)	405		20,574
Henry Schein, Inc.* (Health Care Providers & Services)	315		47,704
Hess Corp. (Oil, Gas & Consumable Fuels)	855		36,338
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	6,480		89,165
Honeywell International, Inc. (Aerospace & Defense)	2,790		287,927
Hormel Foods Corp. (Food Products)	495		39,803
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	2,700		37,395
HP, Inc. (Technology Hardware, Storage & Peripherals)	6,480		62,921
Humana, Inc. (Health Care Providers & Services)	540		87,907
Huntington Bancshares, Inc. (Banks)	2,880		24,710
Illinois Tool Works, Inc. (Machinery)	1,170		105,382
Illumina, Inc.* (Life Sciences Tools & Services)	540		85,293

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Ingersoll-Rand PLC (Machinery)	945	$48,639
Intel Corp. (Semiconductors & Semiconductor Equipment)	16,965	526,255
Intercontinental Exchange, Inc. (Diversified Financial Services)	405	106,839
International Business Machines Corp. (IT Services)	3,195	398,703
International Flavors & Fragrances, Inc. (Chemicals)	270	31,579
International Paper Co. (Containers & Packaging)	1,485	50,801
Intuit, Inc. (Software)	945	90,257
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	135	73,015
Invesco, Ltd. (Capital Markets)	1,530	45,793
Iron Mountain, Inc. (Real Estate Investment Trusts)	675	18,590
J.B. Hunt Transport Services, Inc. (Road & Rail)	315	22,901
Jacobs Engineering Group, Inc.* (Construction & Engineering)	450	17,654
Johnson & Johnson (Pharmaceuticals)	9,945	1,038,655
Johnson Controls, Inc. (Auto Components)	2,340	83,935
JPMorgan Chase & Co. (Banks)	13,230	787,185
Juniper Networks, Inc. (Communications Equipment)	1,260	29,736
Kansas City Southern (Road & Rail)	405	28,706
Kellogg Co. (Food Products)	900	66,096
Keurig Green Mountain, Inc. (Food Products)	405	36,146
KeyCorp (Banks)	3,015	33,647
Kimberly-Clark Corp. (Household Products)	1,305	167,588
Kimco Realty Corp. (Real Estate Investment Trusts)	1,485	40,377
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	6,570	108,077
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	540	36,175
Kohl’s Corp. (Multiline Retail)	675	33,581
L Brands, Inc. (Specialty Retail)	900	86,535
L-3 Communications Holdings, Inc. (Aerospace & Defense)	270	31,547
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	360	40,446
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	585	41,997
Legg Mason, Inc. (Capital Markets)	405	12,401
Leggett & Platt, Inc. (Household Durables)	495	20,547
Lennar Corp. - Class A (Household Durables)	630	26,555
Leucadia National Corp. (Diversified Financial Services)	1,215	20,120
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	1,035	50,518
Lincoln National Corp. (Insurance)	900	35,514
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	855	36,534
Lockheed Martin Corp. (Aerospace & Defense)	945	199,395
Loews Corp. (Insurance)	990	36,640
Lowe’s Cos., Inc. (Specialty Retail)	3,285	235,403
LyondellBasell Industries N.V. - Class A (Chemicals)	1,305	101,751
M&T Bank Corp. (Banks)	585	64,455
Macy’s, Inc. (Multiline Retail)	1,125	45,461
Mallinckrodt PLC* (Pharmaceuticals)	405	23,526
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,430	23,644
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,935	80,864
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	676	41,401
Marsh & McLennan Cos., Inc. (Insurance)	1,890	100,794
Martin Marietta Materials, Inc. (Construction Materials)	225	28,256
Masco Corp. (Building Products)	1,215	32,063
MasterCard, Inc. - Class A (IT Services)	3,555	316,502
Mattel, Inc. (Leisure Products)	1,215	33,522
McCormick & Co., Inc. (Food Products)	405	35,628
McDonald’s Corp. (Hotels, Restaurants & Leisure)	3,285	406,618
McGraw Hill Financial, Inc. (Diversified Financial Services)	990	84,170
McKesson Corp. (Health Care Providers & Services)	810	130,394
Mead Johnson Nutrition Co. - Class A (Food Products)	720	52,193
Medtronic PLC (Health Care Equipment & Supplies)	5,040	382,636
Merck & Co., Inc. (Pharmaceuticals)	10,035	508,473
MetLife, Inc. (Insurance)	4,005	178,823
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	675	26,933
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	720	32,263
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,915	43,182
Microsoft Corp. (Software)	28,710	1,581,635
Mohawk Industries, Inc.* (Household Durables)	225	37,443
Molson Coors Brewing Co. - Class B (Beverages)	585	52,931
Mondelez International, Inc. - Class A (Food Products)	5,715	246,316
Monsanto Co. (Chemicals)	1,575	142,695
Monster Beverage Corp.* (Beverages)	540	72,916
Moody’s Corp. (Diversified Financial Services)	630	56,158
Morgan Stanley (Capital Markets)	5,445	140,917
Motorola Solutions, Inc. (Communications Equipment)	585	39,060

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	585	$11,472
Mylan N.V.* (Pharmaceuticals)	1,485	78,245
National Oilwell Varco, Inc. (Energy Equipment & Services)	1,350	43,929
Navient Corp. (Consumer Finance)	1,305	12,476
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,035	22,698
Netflix, Inc.* (Internet & Catalog Retail)	1,530	140,515
Newell Rubbermaid, Inc. (Household Durables)	945	36,647
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	585	17,006
Newmont Mining Corp. (Metals & Mining)	1,890	37,724
News Corp. - Class A (Media)	1,350	17,510
News Corp. - Class B (Media)	405	5,407
NextEra Energy, Inc. (Electric Utilities)	1,665	185,997
Nielsen Holdings PLC (Professional Services)	1,305	62,849
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	4,860	301,368
NiSource, Inc. (Multi-Utilities)	1,125	23,636
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,530	49,526
Nordstrom, Inc. (Multiline Retail)	495	24,305
Norfolk Southern Corp. (Road & Rail)	1,080	76,140
Northern Trust Corp. (Capital Markets)	765	47,491
Northrop Grumman Corp. (Aerospace & Defense)	675	124,916
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	1,125	11,970
Nucor Corp. (Metals & Mining)	1,170	45,713
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,845	54,040
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,745	188,937
Omnicom Group, Inc. (Media)	855	62,714
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	765	19,056
Oracle Corp. (Software)	11,520	418,291
O’Reilly Automotive, Inc.* (Specialty Retail)	360	93,924
Owens-Illinois, Inc.* (Containers & Packaging)	585	7,570
PACCAR, Inc. (Machinery)	1,260	61,828
Parker-Hannifin Corp. (Machinery)	495	48,094
Patterson Cos., Inc. (Health Care Providers & Services)	315	13,375
Paychex, Inc. (IT Services)	1,170	55,996
PayPal Holdings, Inc.* (IT Services)	4,005	144,741
Pentair PLC (Machinery)	630	29,686
People’s United Financial, Inc. (Banks)	1,125	16,166
Pepco Holdings, Inc. (Electric Utilities)	900	24,012
PepsiCo, Inc. (Beverages)	5,220	518,346
PerkinElmer, Inc. (Life Sciences Tools & Services)	405	19,570
Perrigo Co. PLC (Pharmaceuticals)	540	78,073
Pfizer, Inc. (Pharmaceuticals)	22,185	676,421
PG&E Corp. (Multi-Utilities)	1,755	96,367
Philip Morris International, Inc. (Tobacco)	5,580	502,255
Phillips 66 (Oil, Gas & Consumable Fuels)	1,710	137,057
Pinnacle West Capital Corp. (Electric Utilities)	405	26,856
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	540	66,933
Pitney Bowes, Inc. (Commercial Services & Supplies)	720	14,098
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	630	25,521
PNC Financial Services Group, Inc. (Banks)	1,845	159,869
PPG Industries, Inc. (Chemicals)	990	94,169
PPL Corp. (Electric Utilities)	2,430	85,196
Praxair, Inc. (Chemicals)	1,035	103,500
Principal Financial Group, Inc. (Insurance)	990	37,620
Prologis, Inc. (Real Estate Investment Trusts)	1,890	74,598
Prudential Financial, Inc. (Insurance)	1,620	113,530
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,800	74,340
Public Storage (Real Estate Investment Trusts)	540	136,922
PulteGroup, Inc. (Household Durables)	1,125	18,855
PVH Corp. (Textiles, Apparel & Luxury Goods)	315	23,115
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	495	19,602
QUALCOMM, Inc. (Communications Equipment)	5,400	244,836
Quanta Services, Inc.* (Construction & Engineering)	585	10,940
Quest Diagnostics, Inc. (Health Care Providers & Services)	495	32,507
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	225	25,313
Range Resources Corp. (Oil, Gas & Consumable Fuels)	630	18,623
Raytheon Co. (Aerospace & Defense)	1,080	138,499
Realty Income Corp. (Real Estate Investment Trusts)	900	50,211
Red Hat, Inc.* (Software)	675	47,284
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	270	113,424
Regions Financial Corp. (Banks)	4,680	38,002
Republic Services, Inc. (Commercial Services & Supplies)	855	37,364
Reynolds American, Inc. (Tobacco)	2,970	148,352
Robert Half International, Inc. (Professional Services)	495	21,666
Rockwell Automation, Inc. (Electrical Equipment)	495	47,307
Rockwell Collins, Inc. (Aerospace & Defense)	495	40,036
Roper Technologies, Inc. (Industrial Conglomerates)	360	63,241
Ross Stores, Inc. (Specialty Retail)	1,440	81,014

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	630	$51,635
Ryder System, Inc. (Road & Rail)	180	9,571
salesforce.com, Inc.* (Software)	2,250	153,135
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	720	50,904
SCANA Corp. (Multi-Utilities)	495	31,160
Schlumberger, Ltd. (Energy Equipment & Services)	4,545	328,467
Scripps Networks Interactive, Inc. - Class A (Media)	360	21,949
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,080	31,374
Sealed Air Corp. (Containers & Packaging)	720	29,182
Sempra Energy (Multi-Utilities)	855	81,011
Signet Jewelers, Ltd. (Specialty Retail)	270	31,320
Simon Property Group, Inc. (Real Estate Investment Trusts)	1,125	209,566
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	675	46,521
SL Green Realty Corp. (Real Estate Investment Trusts)	360	34,780
Snap-on, Inc. (Machinery)	225	36,351
Southwest Airlines Co. (Airlines)	2,340	88,031
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,395	12,402
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	2,430	66,704
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	1,035	54,710
Stanley Black & Decker, Inc. (Machinery)	540	50,944
Staples, Inc. (Specialty Retail)	2,295	20,471
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,355	325,424
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	585	36,410
State Street Corp. (Capital Markets)	1,440	80,251
Stericycle, Inc.* (Commercial Services & Supplies)	315	37,910
Stryker Corp. (Health Care Equipment & Supplies)	1,125	111,544
SunTrust Banks, Inc. (Banks)	1,845	67,490
Symantec Corp. (Software)	2,430	48,211
Synchrony Financial* (Consumer Finance)	3,015	85,686
Sysco Corp. (Food & Staples Retailing)	1,890	75,241
T. Rowe Price Group, Inc. (Capital Markets)	900	63,855
Target Corp. (Multiline Retail)	2,205	159,686
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,395	79,738
TECO Energy, Inc. (Multi-Utilities)	855	23,188
TEGNA, Inc. (Media)	810	19,448
Tenet Healthcare Corp.* (Health Care Providers & Services)	360	9,763
Teradata Corp.* (IT Services)	495	12,048
Tesoro Corp. (Oil, Gas & Consumable Fuels)	450	39,263
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,645	192,930
Textron, Inc. (Aerospace & Defense)	990	33,878
The ADT Corp. (Commercial Services & Supplies)	585	17,304
The AES Corp. (Independent Power and Renewable Electricity Producers)	2,430	23,085
The Allstate Corp. (Insurance)	1,395	84,537
The Bank of New York Mellon Corp. (Capital Markets)	3,915	141,801
The Boeing Co. (Aerospace & Defense)	2,250	270,292
The Charles Schwab Corp. (Capital Markets)	4,320	110,290
The Clorox Co. (Household Products)	450	58,073
The Coca-Cola Co. (Beverages)	14,085	604,529
The Dow Chemical Co. (Chemicals)	4,050	170,100
The Dun & Bradstreet Corp. (Professional Services)	135	13,287
The Estee Lauder Cos., Inc. - Class A (Personal Products)	810	69,053
The Gap, Inc. (Specialty Retail)	810	20,023
The Goldman Sachs Group, Inc. (Capital Markets)	1,440	232,646
The Goodyear Tire & Rubber Co. (Auto Components)	945	26,847
The Hershey Co. (Food Products)	495	43,614
The Home Depot, Inc. (Specialty Retail)	4,545	571,580
The Interpublic Group of Cos., Inc. (Media)	1,440	32,314
The JM Smucker Co. - Class A (Food Products)	450	57,744
The Kraft Heinz Co. (Food Products)	2,160	168,610
The Kroger Co. (Food & Staples Retailing)	3,510	136,223
The Macerich Co. (Real Estate Investment Trusts)	495	38,595
The Mosaic Co. (Chemicals)	1,215	29,282
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	405	25,110
The Priceline Group, Inc.* (Internet & Catalog Retail)	180	191,695
The Procter & Gamble Co. (Household Products)	9,765	797,703
The Progressive Corp. (Insurance)	2,115	66,094
The Sherwin-Williams Co. (Chemicals)	270	69,031
The Southern Co. (Electric Utilities)	3,285	160,702
The TJX Cos., Inc. (Specialty Retail)	2,385	169,907
The Travelers Cos., Inc. (Insurance)	1,080	115,603
The Walt Disney Co. (Media)	5,490	526,051
The Western Union Co. (IT Services)	1,800	32,112
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,475	47,768
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,440	190,166
Tiffany & Co. (Specialty Retail)	405	25,855
Time Warner Cable, Inc. (Media)	1,035	188,380
Time Warner, Inc. (Media)	2,880	202,867

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Torchmark Corp. (Insurance)	405	$22,008
Total System Services, Inc. (IT Services)	630	25,301
Tractor Supply Co. (Specialty Retail)	495	43,713
Transocean, Ltd. (Energy Equipment & Services)	1,215	12,660
TripAdvisor, Inc.* (Internet & Catalog Retail)	405	27,038
Twenty-First Century Fox, Inc. - Class A (Media)	4,230	114,083
Twenty-First Century Fox, Inc. - Class B (Media)	1,530	41,463
Tyco International PLC (Commercial Services & Supplies)	1,530	52,617
Tyson Foods, Inc. - Class A (Food Products)	1,080	57,629
U.S. Bancorp (Banks)	5,895	236,154
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	630	53,821
Union Pacific Corp. (Road & Rail)	3,060	220,320
United Continental Holdings, Inc.* (Airlines)	1,350	65,178
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,520	234,864
United Rentals, Inc.* (Trading Companies & Distributors)	315	15,092
United Technologies Corp. (Aerospace & Defense)	2,970	260,439
UnitedHealth Group, Inc. (Health Care Providers & Services)	3,420	393,846
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	315	35,482
Unum Group (Insurance)	855	24,487
Urban Outfitters, Inc.* (Specialty Retail)	315	7,207
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,215	76,058
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,710	116,058
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	360	27,767
Ventas, Inc. (Real Estate Investment Trusts)	1,215	67,214
VeriSign, Inc.* (Internet Software & Services)	360	27,216
Verisk Analytics, Inc.* - Class A (Professional Services)	540	39,420
Verizon Communications, Inc. (Diversified Telecommunication Services)	14,625	730,811
Vertex Pharmaceuticals, Inc.* (Biotechnology)	900	81,675
Viacom, Inc. - Class B (Media)	1,260	57,506
Visa, Inc. - Class A (IT Services)	7,020	522,919
Vornado Realty Trust (Real Estate Investment Trusts)	630	55,730
Vulcan Materials Co. (Construction Materials)	495	43,659
W.W. Grainger, Inc. (Trading Companies & Distributors)	225	44,255
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	3,150	251,118
Wal-Mart Stores, Inc. (Food & Staples Retailing)	5,625	373,275
Waste Management, Inc. (Commercial Services & Supplies)	1,485	78,630
Waters Corp.* (Life Sciences Tools & Services)	315	38,181
WEC Energy Group, Inc. (Multi-Utilities)	1,125	62,134
Wells Fargo & Co. (Banks)	16,695	838,589
Welltower, Inc. (Real Estate Investment Trusts)	1,260	78,397
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	855	41,023
WestRock Co. (Containers & Packaging)	945	33,340
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,845	47,250
Whirlpool Corp. (Household Durables)	270	36,285
Whole Foods Market, Inc. (Food & Staples Retailing)	1,215	35,612
Willis Towers Watson PLC (Insurance)	495	56,663
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	405	26,285
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	270	18,182
Xcel Energy, Inc. (Electric Utilities)	1,845	70,516
Xerox Corp. (IT Services)	3,420	33,345
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	945	47,505
XL Group PLC (Insurance)	1,080	39,161
Xylem, Inc. (Machinery)	630	22,649
Yahoo!, Inc.* (Internet Software & Services)	3,105	91,629
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,530	110,726
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	630	62,534
Zions Bancorp (Banks)	720	16,330
Zoetis, Inc. (Pharmaceuticals)	1,665	71,678
TOTAL COMMON STOCKS (Cost $43,775,888)		61,033,583

Repurchase Agreements(a)(b)(39.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%-0.32%, dated 1/29/16, due 2/1/16, total to be received $42,963,993	$42,963,000	$42,963,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,963,000)		42,963,000
TOTAL INVESTMENT SECURITIES (Cost $86,738,888) - 96.3%		103,996,583
Net other assets (liabilities) - 3.7%		3,975,915
NET ASSETS - 100.0%		$107,972,498

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

*	Non-income producing security
†	Number of shares is less than 0.50
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $3,939,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	123	3/21/16	$11,877,188	$(416,938)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/29/16	0.80%	$22,179,145	$657,364
S&P 500	UBS AG	2/29/16	0.75%	12,813,213	319,911
				$34,992,358	$977,275

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Bull ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$1,531,401	1.4%
Air Freight & Logistics	422,953	0.4%
Airlines	366,498	0.3%
Auto Components	198,855	0.2%
Automobiles	344,820	0.3%
Banks	3,465,721	3.3%
Beverages	1,478,859	1.4%
Biotechnology	2,061,839	1.9%
Building Products	53,865	NM
Capital Markets	1,169,302	1.1%
Chemicals	1,203,651	1.1%
Commercial Services & Supplies	264,988	0.2%
Communications Equipment	812,733	0.8%
Construction & Engineering	50,814	NM
Construction Materials	71,915	0.1%
Consumer Finance	456,498	0.4%
Containers & Packaging	173,154	0.2%
Distributors	46,532	NM
Diversified Consumer Services	29,113	NM
Diversified Financial Services	1,277,513	1.2%
Diversified Telecommunication Services	1,647,449	1.5%
Electric Utilities	1,171,664	1.1%
Electrical Equipment	279,227	0.3%
Electronic Equipment, Instruments & Components	229,536	0.2%
Energy Equipment & Services	648,673	0.6%
Food & Staples Retailing	1,491,979	1.4%
Food Products	1,103,318	1.0%
Gas Utilities	28,602	NM
Health Care Equipment & Supplies	1,321,440	1.2%
Health Care Providers & Services	1,621,180	1.5%
Health Care Technology	62,651	0.1%
Hotels, Restaurants & Leisure	1,163,123	1.1%
Household Durables	242,852	0.2%
Household Products	1,279,961	1.2%
Independent Power and Renewable Electricity Producers	35,055	NM
Industrial Conglomerates	1,570,723	1.5%
Insurance	1,636,065	1.5%
Internet & Catalog Retail	1,219,034	1.1%
Internet Software & Services	2,744,820	2.5%
IT Services	2,251,012	2.1%
Leisure Products	63,605	0.1%
Life Sciences Tools & Services	377,261	0.3%
Machinery	723,383	0.7%
Media	1,919,820	1.8%
Metals & Mining	136,926	0.1%
Multiline Retail	410,249	0.4%
Multi-Utilities	777,337	0.7%
Oil, Gas & Consumable Fuels	3,409,367	3.2%
Personal Products	69,053	0.1%
Pharmaceuticals	3,563,954	3.4%
Professional Services	180,071	0.2%
Real Estate Investment Trusts	1,752,111	1.6%
Real Estate Management & Development	28,949	NM
Road & Rail	438,438	0.4%
Semiconductors & Semiconductor Equipment	1,415,731	1.3%
Software	2,742,829	2.5%
Specialty Retail	1,605,414	1.5%
Technology Hardware, Storage & Peripherals	2,420,088	2.2%
Textiles, Apparel & Luxury Goods	585,933	0.5%
Tobacco	1,082,349	1.0%
Trading Companies & Distributors	101,327	0.1%
Other **	46,938,915	43.5%
Total	$107,972,498	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (43.0%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Catalog Retail)	60	$426
2U, Inc.* (Diversified Consumer Services)	48	969
8x8, Inc.* (Diversified Telecommunication Services)	156	1,959
A. Schulman, Inc. (Chemicals)	48	1,215
A10 Networks, Inc.* (Software)	84	497
AAON, Inc. (Building Products)	72	1,550
AAR Corp. (Aerospace & Defense)	60	1,261
Abaxis, Inc. (Health Care Equipment & Supplies)	36	1,568
Abengoa Yield PLC (Independent Power and Renewable Electricity Producers)	72	1,220
Abercrombie & Fitch Co. - Class A (Specialty Retail)	108	2,834
ABIOMED, Inc.* (Health Care Equipment & Supplies)	60	5,120
ABM Industries, Inc. (Commercial Services & Supplies)	84	2,523
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	228	260
Acacia Research Corp. (Professional Services)	96	359
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	120	2,483
Acadia Realty Trust (Real Estate Investment Trusts)	108	3,683
ACCO Brands Corp.* (Commercial Services & Supplies)	192	1,165
Accuray, Inc.* (Health Care Equipment & Supplies)	156	831
Accuride Corp.* (Machinery)	132	111
Aceto Corp. (Health Care Providers & Services)	48	1,097
Achillion Pharmaceuticals, Inc.* (Biotechnology)	192	1,298
ACI Worldwide, Inc.* (Software)	168	3,007
Acorda Therapeutics, Inc.* (Biotechnology)	72	2,651
Actua Corp.* (Internet Software & Services)	72	681
Actuant Corp. - Class A (Machinery)	96	2,235
Acxiom Corp.* (IT Services)	120	2,244
ADTRAN, Inc. (Communications Equipment)	96	1,743
Advanced Drainage Systems, Inc. (Building Products)	60	1,355
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	72	2,022
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	984	2,165
Advaxis, Inc.* (Biotechnology)	60	409
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	48	340
Aegion Corp.* (Construction & Engineering)	72	1,298
Aerohive Networks, Inc.* (Communications Equipment)	72	338
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	96	1,579
Affymetrix, Inc.* (Life Sciences Tools & Services)	132	1,852
AG Mortgage Investment Trust, Inc. (Real Estate Investment Trusts)	60	704
Agenus, Inc.* (Biotechnology)	144	454
Air Methods Corp.* (Health Care Providers & Services)	60	2,336
Air Transport Services Group, Inc.* (Air Freight & Logistics)	96	934
Aircastle, Ltd. (Trading Companies & Distributors)	96	1,648
AK Steel Holding Corp.* (Metals & Mining)	312	636
Akebia Therapeutics, Inc.* (Biotechnology)	60	440
Albany International Corp. - Class A (Machinery)	48	1,628
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	48	783
Alexander & Baldwin, Inc. (Real Estate Management & Development)	72	2,182
Alimera Sciences, Inc.* (Pharmaceuticals)	108	249
ALLETE, Inc. (Electric Utilities)	72	3,809
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	60	755
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	60	573
Altisource Residential Corp. (Real Estate Investment Trusts)	96	955
Altra Industrial Motion Corp. (Machinery)	48	1,078
AMAG Pharmaceuticals, Inc.* (Biotechnology)	48	1,100
Ambac Financial Group, Inc.* (Insurance)	72	1,011
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	48	1,905
Amedisys, Inc.* (Health Care Providers & Services)	48	1,716
American Assets Trust, Inc. (Real Estate Investment Trusts)	60	2,243
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	120	1,538
American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	84	1,095
American Eagle Outfitters, Inc. (Specialty Retail)	288	4,215
American Equity Investment Life Holding Co. (Insurance)	120	2,183
American Residential Properties, Inc. (Real Estate Investment Trusts)	60	1,016
American Software, Inc. - Class A (Software)	60	584
American States Water Co. (Water Utilities)	60	2,724
American Vanguard Corp. (Chemicals)	60	676
Ameris Bancorp (Banks)	60	1,736
Amicus Therapeutics, Inc.* (Biotechnology)	156	942
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	180	1,105
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	72	2,028
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	60	723

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
AmSurg Corp.* (Health Care Providers & Services)	72	$5,269
Anacor Pharmaceuticals, Inc.* (Biotechnology)	60	4,507
Angie’s List, Inc.* (Internet Software & Services)	108	917
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	48	543
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	48	2,373
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	348	428
Anthera Pharmaceuticals, Inc.* (Biotechnology)	84	271
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	204	869
Apogee Enterprises, Inc. (Building Products)	48	1,909
Apollo Commercial Real Estate Finance, Inc. (Real Estate Investment Trusts)	96	1,526
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	144	1,143
Apollo Residential Mortgage, Inc. (Real Estate Investment Trusts)	60	651
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	60	2,306
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	156	867
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	96	124
Aratana Therapeutics, Inc.* (Pharmaceuticals)	60	202
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	96	354
ArcBest Corp. (Road & Rail)	48	985
Archrock, Inc. (Energy Equipment & Services)	108	648
Arena Pharmaceuticals, Inc.* (Biotechnology)	396	598
Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	60	640
Argo Group International Holdings, Ltd. (Insurance)	48	2,728
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	264	1,325
Arlington Asset Investment Corp. - Class A (Capital Markets)	48	533
Armada Hoffler Properties, Inc. (Real Estate Investment Trusts)	60	646
ARMOUR Residential REIT, Inc. (Real Estate Investment Trusts)	72	1,403
Array BioPharma, Inc.* (Biotechnology)	228	705
Arrowhead Research Corp.* (Biotechnology)	120	418
Asbury Automotive Group, Inc.* (Specialty Retail)	36	1,695
Ascena Retail Group, Inc.* (Specialty Retail)	216	1,594
Ashford Hospitality Prime, Inc. (Real Estate Investment Trusts)	48	528
Ashford Hospitality Trust, Inc. (Real Estate Investment Trusts)	144	801
Aspen Technology, Inc.* (Software)	120	3,893
Astoria Financial Corp. (Thrifts & Mortgage Finance)	144	2,179
Atlantic Power Corp. (Independent Power and Renewable Electricity Producers)	264	494
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	36	1,322
AtriCure, Inc.* (Health Care Equipment & Supplies)	48	839
Atwood Oceanics, Inc. (Energy Equipment & Services)	96	588
AVG Technologies N.V.* (Software)	72	1,359
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	60	426
Avista Corp. (Multi-Utilities)	96	3,555
AVX Corp. (Electronic Equipment, Instruments & Components)	84	964
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	252	660
Axiall Corp. (Chemicals)	108	1,936
AZZ, Inc. (Electrical Equipment)	36	1,853
B&G Foods, Inc. - Class A (Food Products)	84	3,059
Balchem Corp. (Chemicals)	48	2,695
Banc of California, Inc. (Banks)	72	1,087
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	48	1,119
BancorpSouth, Inc. (Banks)	144	3,007
Bank Mutual Corp. (Thrifts & Mortgage Finance)	108	851
Bank of the Ozarks, Inc. (Banks)	108	4,788
Bankrate, Inc.* (Internet Software & Services)	120	1,373
Barnes & Noble Education, Inc.* (Specialty Retail)	48	529
Barnes & Noble, Inc. (Specialty Retail)	84	737
Barnes Group, Inc. (Machinery)	84	2,731
Basic Energy Services, Inc.* (Energy Equipment & Services)	96	221
Bazaarvoice, Inc.* (Internet Software & Services)	132	478
BBCN Bancorp, Inc. (Banks)	132	2,006
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	72	2,917
Beazer Homes USA, Inc.* (Household Durables)	48	410
bebe Stores, Inc. (Specialty Retail)	180	70
Belden, Inc. (Electronic Equipment, Instruments & Components)	60	2,563
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	156	1,320
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	84	1,764
Beneficial Bancorp, Inc.* (Thrifts & Mortgage Finance)	132	1,709
Berkshire Hills Bancorp, Inc. (Banks)	48	1,333
Berry Plastics Group, Inc.* (Containers & Packaging)	168	5,224

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
BGC Partners, Inc. - Class A (Capital Markets)	288	$2,635
Big Lots, Inc. (Multiline Retail)	84	3,258
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	108	400
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	120	836
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	96	389
BioScrip, Inc.* (Health Care Providers & Services)	180	322
BioTelemetry, Inc.* (Health Care Providers & Services)	72	680
BioTime, Inc.* (Biotechnology)	144	348
Black Diamond, Inc.* (Leisure Products)	60	272
Black Hills Corp. (Multi-Utilities)	72	3,548
Blackbaud, Inc. (Software)	72	4,427
Blackhawk Network Holdings, Inc.* (IT Services)	84	3,166
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	180	3,179
Blount International, Inc.* (Machinery)	96	893
Blucora, Inc.* (Internet Software & Services)	72	621
Blue Hills Bancorp, Inc. (Banks)	60	882
BNC Bancorp (Banks)	48	1,115
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	36	1,474
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	84	512
Boise Cascade Co.* (Paper & Forest Products)	60	1,240
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	84	239
Boston Private Financial Holdings, Inc. (Banks)	132	1,366
Bottomline Technologies, Inc.* (Software)	72	2,075
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	132	2,351
Brady Corp. - Class A (Commercial Services & Supplies)	72	1,616
Briggs & Stratton Corp. (Machinery)	72	1,416
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	60	4,211
Brightcove, Inc.* (Internet Software & Services)	84	465
Bristow Group, Inc. (Energy Equipment & Services)	48	1,116
BroadSoft, Inc.* (Software)	48	1,642
Brookline Bancorp, Inc. (Thrifts & Mortgage Finance)	120	1,339
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	120	1,144
Builders FirstSource, Inc.* (Building Products)	84	675
Burlington Stores, Inc.* (Multiline Retail)	108	5,802
C&J Energy Services, Ltd.* (Energy Equipment & Services)	96	236
Cabot Microelectronics Corp.* (Semiconductors & Semiconductor Equipment)	36	1,463
CACI International, Inc.* - Class A (IT Services)	36	2,991
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	108	648
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	120	832
CalAmp Corp.* (Communications Equipment)	60	1,020
CalAtlantic Group, Inc. (Household Durables)	48	1,560
Caleres, Inc. (Specialty Retail)	72	1,935
Calgon Carbon Corp. (Chemicals)	84	1,360
California Water Service Group (Water Utilities)	84	2,108
Calix, Inc.* (Communications Equipment)	96	737
Callaway Golf Co. (Leisure Products)	144	1,254
Callidus Software, Inc.* (Software)	96	1,481
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	132	904
Cal-Maine Foods, Inc. (Food Products)	48	2,423
Cambrex Corp.* (Life Sciences Tools & Services)	48	1,663
Campus Crest Communities, Inc.* (Real Estate Investment Trusts)	144	996
Cantel Medical Corp. (Health Care Equipment & Supplies)	48	2,850
Capital Bank Financial Corp. - Class A (Banks)	36	1,096
Capital Senior Living Corp.* (Health Care Providers & Services)	48	880
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	216	2,650
Capstead Mortgage Corp. (Real Estate Investment Trusts)	156	1,457
Cardinal Financial Corp. (Banks)	60	1,144
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	48	406
Cardtronics, Inc.* (IT Services)	72	2,218
Career Education Corp.* (Diversified Consumer Services)	180	518
CareTrust REIT, Inc. (Real Estate Investment Trusts)	72	739
Carmike Cinemas, Inc.* (Media)	48	1,065
Carpenter Technology Corp. (Metals & Mining)	72	1,999
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	72	1,953
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	72	962
Cascade Bancorp* (Banks)	96	518
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	108	643
Casey’s General Stores, Inc. (Food & Staples Retailing)	60	7,244
Cash America International, Inc. (Consumer Finance)	48	1,437
Castle Brands, Inc.* (Beverages)	288	328
Castlight Health, Inc.* - Class B (Health Care Technology)	84	278
Catalent, Inc.* (Pharmaceuticals)	120	2,824

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	180	$335
CatchMark Timber Trust, Inc. - Class A (Real Estate Investment Trusts)	84	915
Cathay General Bancorp (Banks)	120	3,360
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	84	4,853
CBIZ, Inc.* (Professional Services)	96	970
CEB, Inc. (Professional Services)	48	2,831
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	156	1,101
Celadon Group, Inc. (Road & Rail)	48	381
Celldex Therapeutics, Inc.* (Biotechnology)	144	1,195
Cempra, Inc.* (Pharmaceuticals)	48	827
CenterState Banks, Inc. (Banks)	84	1,192
Central European Media Enterprises, Ltd.* - Class A (Media)	240	619
Central Garden & Pet Co.* - Class A (Household Products)	84	1,161
Central Pacific Financial Corp. (Banks)	48	1,006
Century Aluminum Co.* (Metals & Mining)	96	453
Cepheid* (Biotechnology)	108	3,181
Cerus Corp.* (Health Care Equipment & Supplies)	192	1,043
Chart Industries, Inc.* (Machinery)	48	778
Chatham Lodging Trust (Real Estate Investment Trusts)	60	1,132
Checkpoint Systems, Inc. (Electronic Equipment, Instruments & Components)	84	544
Chegg, Inc.* (Diversified Consumer Services)	144	835
Chemical Financial Corp. (Banks)	60	1,912
ChemoCentryx, Inc.* (Biotechnology)	72	268
Chemtura Corp.* (Chemicals)	108	2,834
Chesapeake Lodging Trust (Real Estate Investment Trusts)	96	2,412
Chico’s FAS, Inc. (Specialty Retail)	216	2,244
Chimerix, Inc.* (Biotechnology)	60	462
Christopher & Banks Corp.* (Specialty Retail)	120	208
Ciber, Inc.* (IT Services)	192	624
Ciena Corp.* (Communications Equipment)	180	3,199
Cimpress N.V.* (Internet Software & Services)	48	3,768
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	360	1,166
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	96	3,333
Citizens, Inc.* (Insurance)	108	700
Civeo Corp.* (Commercial Services & Supplies)	240	259
CLARCOR, Inc. (Machinery)	72	3,373
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	144	386
Cleco Corp. (Electric Utilities)	84	4,464
Cliffs Natural Resources, Inc.* (Metals & Mining)	276	444
Clifton Bancorp, Inc. (Thrifts & Mortgage Finance)	60	866
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	144	216
Clovis Oncology, Inc.* (Biotechnology)	36	753
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	72	862
CNO Financial Group, Inc. (Insurance)	288	5,011
CoBiz Financial, Inc. (Banks)	72	791
Coeur Mining, Inc.* (Metals & Mining)	240	530
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	72	2,407
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	36	2,782
Coherus Biosciences, Inc.* (Biotechnology)	48	636
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	60	727
Colony Capital, Inc. - Class A (Real Estate Investment Trusts)	168	2,895
Colony Starwood Homes (Real Estate Investment Trusts)	60	1,291
Columbia Banking System, Inc. (Banks)	84	2,489
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	48	2,649
Comfort Systems USA, Inc. (Construction & Engineering)	60	1,700
Commercial Metals Co. (Metals & Mining)	180	2,506
Commercial Vehicle Group, Inc.* (Machinery)	84	260
Community Bank System, Inc. (Banks)	60	2,258
CommVault Systems, Inc.* (Software)	72	2,701
comScore, Inc.* (Internet Software & Services)	48	1,849
CONMED Corp. (Health Care Equipment & Supplies)	48	1,773
ConnectOne Bancorp, Inc. (Banks)	60	998
Conn’s, Inc.* (Specialty Retail)	48	591
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	84	1,683
Constant Contact, Inc.* (Internet Software & Services)	60	1,897
Continental Building Products, Inc.* (Building Products)	60	896
Convergys Corp. (IT Services)	144	3,519
Cooper Tire & Rubber Co. (Auto Components)	84	3,063
Corcept Therapeutics, Inc.* (Pharmaceuticals)	132	482
Core-Mark Holding Co., Inc. (Distributors)	36	2,926
CorEnergy Infrastructure Trust, Inc.* (Real Estate Investment Trusts)	12	190
CoreSite Realty Corp. (Real Estate Investment Trusts)	36	2,309
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	96	193
CorMedix, Inc.* (Biotechnology)	108	192
Cornerstone OnDemand, Inc.* (Internet Software & Services)	84	2,577
Cousins Properties, Inc. (Real Estate Investment Trusts)	324	2,793

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Cowen Group, Inc.* - Class A (Capital Markets)	204	$583
Crawford & Co. (Insurance)	72	328
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	60	2,363
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	132	1,216
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	72	1,037
Crown Media Holdings, Inc.* (Media)	108	485
CryoLife, Inc. (Health Care Equipment & Supplies)	60	590
CSG Systems International, Inc. (IT Services)	60	2,096
CTI BioPharma Corp.* (Biotechnology)	360	454
CTS Corp. (Electronic Equipment, Instruments & Components)	60	945
CubeSmart (Real Estate Investment Trusts)	240	7,509
Cumulus Media, Inc.* - Class A (Media)	336	88
Curis, Inc.* (Biotechnology)	252	413
Curtiss-Wright Corp. (Aerospace & Defense)	72	4,967
Customers Bancorp, Inc.* (Banks)	48	1,205
CVB Financial Corp. (Banks)	168	2,572
Cvent, Inc.* (Internet Software & Services)	48	1,268
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	36	1,303
CyrusOne, Inc. (Real Estate Investment Trusts)	84	3,095
CYS Investments, Inc. (Real Estate Investment Trusts)	252	1,736
Cytokinetics, Inc.* (Biotechnology)	96	739
CytRx Corp.* (Biotechnology)	156	287
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	72	578
Dana Holding Corp. (Auto Components)	240	2,854
Darling Ingredients, Inc.* (Food Products)	252	2,265
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	36	1,306
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	132	4,724
Dean Foods Co. (Food Products)	144	2,877
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	48	2,374
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	48	760
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	84	1,430
Deluxe Corp. (Commercial Services & Supplies)	72	4,024
Demandware, Inc.* (Internet Software & Services)	48	2,037
Denny’s Corp.* (Hotels, Restaurants & Leisure)	144	1,349
Depomed, Inc.* (Pharmaceuticals)	96	1,473
Destination XL Group, Inc.* (Specialty Retail)	108	464
DeVry Education Group, Inc. (Diversified Consumer Services)	96	1,910
DHI Group, Inc.* (Internet Software & Services)	96	894
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	168	971
Diamond Foods, Inc.* (Food Products)	48	1,762
Diamond Resorts International, Inc.* (Hotels, Restaurants & Leisure)	72	1,326
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	300	2,490
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	96	2,661
Digi International, Inc.* (Communications Equipment)	60	547
Digital Turbine, Inc.* (Software)	156	206
DigitalGlobe, Inc.* (Aerospace & Defense)	108	1,415
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	60	1,031
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	60	1,148
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	60	1,633
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	48	508
Dorman Products, Inc.* (Auto Components)	48	2,078
Douglas Dynamics, Inc. (Machinery)	48	953
DreamWorks Animation SKG, Inc.* - Class A (Media)	120	3,077
Drew Industries, Inc. (Auto Components)	36	2,066
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	60	574
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	96	3,184
Durect Corp.* (Pharmaceuticals)	276	331
Dycom Industries, Inc.* (Construction & Engineering)	48	3,180
Dynavax Technologies Corp.* (Biotechnology)	48	1,156
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	180	2,131
Dynex Capital, Inc. (Real Estate Investment Trusts)	108	648
Eagle Bancorp, Inc.* (Banks)	48	2,268
Eagle Bulk Shipping, Inc.* (Marine)	72	95
EarthLink Holdings Corp. (Internet Software & Services)	180	1,066
EastGroup Properties, Inc. (Real Estate Investment Trusts)	48	2,563
Ebix, Inc. (Software)	48	1,638
Echo Global Logistics, Inc.* (Air Freight & Logistics)	48	1,056
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	120	145
Education Realty Trust, Inc. (Real Estate Investment Trusts)	72	2,814
El Paso Electric Co. (Electric Utilities)	60	2,456
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	84	867
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	72	2,979
Elizabeth Arden, Inc.* (Personal Products)	60	480

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Ellie Mae, Inc.* (Software)	48	$3,352
EMCOR Group, Inc. (Construction & Engineering)	96	4,388
EMCORE Corp.* (Communications Equipment)	84	509
Emergent BioSolutions, Inc.* (Biotechnology)	48	1,757
Employers Holdings, Inc. (Insurance)	60	1,495
Encore Capital Group, Inc.* (Consumer Finance)	48	1,100
Endocyte, Inc.* (Pharmaceuticals)	108	362
Endologix, Inc.* (Health Care Equipment & Supplies)	108	770
Endurance International Group Holdings, Inc.* (Internet Software & Services)	96	881
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	96	225
Energy XXI, Ltd. (Oil, Gas & Consumable Fuels)	228	198
EnerNOC, Inc.* (Software)	60	315
EnerSys (Electrical Equipment)	60	2,906
Ennis, Inc. (Commercial Services & Supplies)	48	959
Enova International, Inc.* (Consumer Finance)	48	267
Enphase Energy, Inc.* (Electrical Equipment)	72	175
EnPro Industries, Inc. (Machinery)	36	1,601
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	216	2,519
Entercom Communications Corp.* - Class A (Media)	60	629
Entravision Communications Corp. - Class A (Media)	120	895
Envestnet, Inc.* (Internet Software & Services)	60	1,407
EPAM Systems, Inc.* (IT Services)	72	5,393
Epiq Systems, Inc. (Software)	60	751
Epizyme, Inc.* (Biotechnology)	48	436
EPR Properties (Real Estate Investment Trusts)	84	5,036
Equity One, Inc. (Real Estate Investment Trusts)	108	2,994
Eros International PLC* (Media)	48	422
ESCO Technologies, Inc. (Machinery)	48	1,653
Essendant, Inc. (Commercial Services & Supplies)	60	1,792
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	84	1,509
Esterline Technologies Corp.* (Aerospace & Defense)	48	3,778
Ethan Allen Interiors, Inc. (Household Durables)	48	1,282
Euronet Worldwide, Inc.* (IT Services)	72	5,742
EverBank Financial Corp. (Thrifts & Mortgage Finance)	144	2,026
Evercore Partners, Inc. - Class A (Capital Markets)	48	2,168
Everi Holdings, Inc.* (IT Services)	132	371
EVERTEC, Inc. (IT Services)	108	1,484
EVINE Live, Inc.* (Internet & Catalog Retail)	168	205
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	72	336
Exact Sciences Corp.* (Biotechnology)	132	867
ExamWorks Group, Inc.* (Health Care Providers & Services)	60	1,648
Exar Corp.* (Semiconductors & Semiconductor Equipment)	84	462
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	432	514
Exelixis, Inc.* (Biotechnology)	348	1,608
ExlService Holdings, Inc.* (IT Services)	60	2,620
Exponent, Inc. (Professional Services)	48	2,463
Express, Inc.* (Specialty Retail)	132	2,239
Exterran Corp.* (Energy Equipment & Services)	48	793
Extreme Networks, Inc.* (Communications Equipment)	240	662
EZCORP, Inc.* - Class A (Consumer Finance)	108	328
F.N.B. Corp. (Banks)	264	3,181
Fabrinet* (Electronic Equipment, Instruments & Components)	60	1,495
Fair Isaac Corp. (Software)	48	4,587
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	180	3,688
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	120	294
FCB Financial Holdings, Inc.* - Class A (Banks)	48	1,614
Federal Signal Corp. (Machinery)	108	1,597
Federal-Mogul Holdings Corp.* (Auto Components)	72	343
FEI Co. (Electronic Equipment, Instruments & Components)	60	4,346
FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	228	1,587
Ferro Corp.* (Chemicals)	120	1,115
Ferroglobe PLC (Metals & Mining)	108	918
Fibrocell Science, Inc.* (Biotechnology)	84	216
FibroGen, Inc.* (Biotechnology)	84	1,704
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	48	1,747
Financial Engines, Inc. (Capital Markets)	84	2,265
Finisar Corp.* (Communications Equipment)	156	1,981
First American Financial Corp. (Insurance)	156	5,362
First BanCorp.* (Banks)	204	530
First Busey Corp. (Banks)	48	885
First Cash Financial Services, Inc.* (Consumer Finance)	48	1,704
First Commonwealth Financial Corp. (Banks)	156	1,362
First Financial Bancorp (Banks)	96	1,536
First Financial Bankshares, Inc. (Banks)	96	2,508
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	168	3,459
First Merchants Corp. (Banks)	60	1,372
First Midwest Bancorp, Inc. (Banks)	120	2,092

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
First Potomac Realty Trust (Real Estate Investment Trusts)	108	$1,057
FirstMerit Corp. (Banks)	240	4,651
Five Below, Inc.* (Specialty Retail)	84	2,959
Five Star Quality Care, Inc.* (Health Care Providers & Services)	120	305
Five9, Inc.* (Internet Software & Services)	84	700
Fleetmatics Group PLC* (Software)	60	2,605
Flotek Industries, Inc.* (Chemicals)	96	641
Fluidigm Corp.* (Life Sciences Tools & Services)	48	322
Flushing Financial Corp. (Banks)	60	1,320
FNFV Group* (Diversified Financial Services)	132	1,238
Foamix Pharmaceuticals, Ltd.* (Pharmaceuticals)	60	389
Forestar Group, Inc.* (Real Estate Management & Development)	72	654
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	108	897
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	96	1,076
Forward Air Corp. (Air Freight & Logistics)	48	2,072
Francesca’s Holdings Corp.* (Specialty Retail)	84	1,531
Franklin Electric Co., Inc. (Electrical Equipment)	72	1,964
Franklin Street Properties Corp. (Real Estate Investment Trusts)	144	1,405
Fred’s, Inc. - Class A (Multiline Retail)	72	1,188
Fresh Del Monte Produce, Inc. (Food Products)	48	1,959
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	252	549
FTI Consulting, Inc.* (Professional Services)	60	2,033
FuelCell Energy, Inc.* (Electrical Equipment)	48	256
Fulton Financial Corp. (Banks)	264	3,392
Furmanite Corp.* (Construction & Engineering)	84	440
FutureFuel Corp. (Chemicals)	60	751
GAIN Capital Holdings, Inc. (Diversified Financial Services)	72	501
Galena Biopharma, Inc.* (Biotechnology)	384	257
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	72	538
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	204	243
Generac Holdings, Inc.* (Electrical Equipment)	108	3,070
General Cable Corp. (Electrical Equipment)	84	984
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	60	1,087
Genesco, Inc.* (Specialty Retail)	36	2,381
Genesis Healthcare, Inc.* (Health Care Providers & Services)	96	173
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	84	444
Gentherm, Inc.* (Auto Components)	60	2,401
Geron Corp.* (Biotechnology)	288	878
Getty Realty Corp. (Real Estate Investment Trusts)	49	876
Gibraltar Industries, Inc.* (Building Products)	60	1,274
Gigamon, Inc.* (Software)	48	1,255
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	60	2,961
Glacier Bancorp, Inc. (Banks)	120	2,831
Global Eagle Entertainment, Inc.* (Media)	84	848
Globalstar, Inc.* (Diversified Telecommunication Services)	792	1,014
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	108	2,695
Glu Mobile, Inc.* (Software)	216	477
Gogo, Inc.* (Internet Software & Services)	96	1,397
Golden Ocean Group, Ltd.* (Marine)	168	125
Government Properties Income Trust (Real Estate Investment Trusts)	108	1,483
Gramercy Property Trust (Real Estate Investment Trusts)	360	2,632
Grand Canyon Education, Inc.* (Diversified Consumer Services)	72	2,711
Granite Construction, Inc. (Construction & Engineering)	60	2,318
Gray Television, Inc.* (Media)	108	1,420
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	132	454
Great Western Bancorp, Inc. (Banks)	72	1,881
Greatbatch, Inc.* (Health Care Equipment & Supplies)	36	1,390
Green Dot Corp.* - Class A (Consumer Finance)	72	1,279
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	60	1,137
Greenhill & Co., Inc. (Capital Markets)	48	1,141
Greenlight Capital Re, Ltd.* - Class A (Insurance)	48	932
Greif, Inc. - Class A (Containers & Packaging)	48	1,269
Griffon Corp. (Building Products)	60	911
Group 1 Automotive, Inc. (Specialty Retail)	36	1,931
GrubHub, Inc.* (Internet Software & Services)	108	2,036
GSI Group, Inc.* (Electronic Equipment, Instruments & Components)	72	890
GTT Communications, Inc.* (Internet Software & Services)	48	715
GUESS?, Inc. (Specialty Retail)	96	1,780
Guidewire Software, Inc.* (Software)	108	5,944
GulfMark Offshore, Inc.* - Class A (Energy Equipment & Services)	60	227
H&E Equipment Services, Inc. (Trading Companies & Distributors)	60	699
H.B. Fuller Co. (Chemicals)	72	2,680
Haemonetics Corp.* (Health Care Equipment & Supplies)	84	2,658
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	144	79
Halozyme Therapeutics, Inc.* (Biotechnology)	156	1,373

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares		Value
Halyard Health, Inc.* (Health Care Equipment & Supplies)	72		$1,786
Hampton Roads Bankshares, Inc.* (Banks)	192		348
Hancock Holding Co. (Banks)	120		2,875
Hanger, Inc.* (Health Care Providers & Services)	60		809
Hanmi Financial Corp. (Banks)	60		1,302
Hannon Armstrong Sustainable, Inc. (Real Estate Investment Trusts)	60		1,077
Harmonic, Inc.* (Communications Equipment)	168		554
Harsco Corp. (Machinery)	132		850
Harte-Hanks, Inc. (Media)	108		369
Harvard Apparatus Regenerative Technology, Inc.* (Biotechnology)	—	†	—	§
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	96		285
Hatteras Financial Corp. (Real Estate Investment Trusts)	156		1,913
Hawaiian Holdings, Inc.* (Airlines)	84		2,958
Headwaters, Inc.* (Construction Materials)	120		1,916
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	156		4,530
Healthcare Services Group, Inc. (Commercial Services & Supplies)	108		3,820
HealthEquity, Inc.* (Health Care Providers & Services)	60		1,293
HealthSouth Corp. (Health Care Providers & Services)	132		4,724
HealthStream, Inc.* (Health Care Technology)	48		1,051
Healthways, Inc.* (Health Care Providers & Services)	72		847
Heartland Express, Inc. (Road & Rail)	84		1,441
Heartland Payment Systems, Inc. (IT Services)	60		5,524
Hecla Mining Co. (Metals & Mining)	612		1,138
HEICO Corp. - Class A (Aerospace & Defense)	60		2,784
Helen of Troy, Ltd.* (Household Durables)	48		4,289
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	168		677
Heritage Financial Corp. (Banks)	60		1,087
Heritage Insurance Holdings, Inc. (Insurance)	48		951
Heritage Oaks Bancorp (Banks)	72		554
Herman Miller, Inc. (Commercial Services & Supplies)	96		2,460
Heron Therapeutics, Inc.* (Biotechnology)	48		1,008
Hersha Hospitality Trust (Real Estate Investment Trusts)	84		1,476
HFF, Inc. - Class A (Capital Markets)	60		1,714
Hibbett Sports, Inc.* (Specialty Retail)	36		1,158
Highwoods Properties, Inc. (Real Estate Investment Trusts)	132		5,582
Hill International, Inc.* (Professional Services)	108		365
Hillenbrand, Inc. (Machinery)	96		2,600
Hilltop Holdings, Inc.* (Banks)	120		1,916
HMS Holdings Corp.* (Health Care Technology)	144		1,736
HNI Corp. (Commercial Services & Supplies)	72		2,449
Home BancShares, Inc. (Banks)	84		3,252
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	48		983
Horace Mann Educators Corp. (Insurance)	60		1,843
Horizon Global Corp.* (Auto Components)	24		229
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	60		488
Horsehead Holding Corp.* (Metals & Mining)	240		62
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	204		3,640
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	276		425
HRG Group, Inc.* (Household Products)	132		1,602
HSN, Inc. (Internet & Catalog Retail)	48		2,259
Hub Group, Inc.* - Class A (Air Freight & Logistics)	60		1,828
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	108		2,744
Huron Consulting Group, Inc.* (Professional Services)	36		2,020
IBERIABANK Corp. (Banks)	60		2,871
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	72		478
IDACORP, Inc. (Electric Utilities)	72		5,011
Idera Pharmaceuticals, Inc.* (Biotechnology)	204		396
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	84		1,747
Imation Corp.* (Technology Hardware, Storage & Peripherals)	120		101
IMAX Corp.* (Media)	96		2,982
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	60		509
ImmunoGen, Inc.* (Biotechnology)	144		1,223
Immunomedics, Inc.* (Biotechnology)	204		384
Impax Laboratories, Inc.* (Pharmaceuticals)	108		4,048
Imperva, Inc.* (Software)	36		1,856
inContact, Inc.* (Diversified Telecommunication Services)	108		934
Independence Realty Trust, Inc. (Real Estate Investment Trusts)	72		490
Independent Bank Corp. (Banks)	48		2,194
Independent Bank Corp./MI (Banks)	48		727
Infinera Corp.* (Communications Equipment)	192		2,941
Infinity Pharmaceuticals, Inc.* (Biotechnology)	96		596
Infoblox, Inc.* (Software)	84		1,356
InfraREIT, Inc. (Real Estate Investment Trusts)	36		696
Inland Real Estate Corp. (Real Estate Investment Trusts)	156		1,671
InnerWorkings, Inc.* (Commercial Services & Supplies)	96		678
Innospec, Inc. (Chemicals)	36		1,795

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Innoviva, Inc. (Pharmaceuticals)	132	$1,323
Inovio Pharmaceuticals, Inc.* (Biotechnology)	132	882
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	60	1,665
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	60	1,418
Insmed, Inc.* (Biotechnology)	96	1,267
Insulet Corp.* (Health Care Equipment & Supplies)	84	2,787
Insys Therapeutics, Inc.* (Biotechnology)	36	625
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	36	2,212
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	216	5,505
Inteliquent, Inc. (Diversified Telecommunication Services)	60	1,031
Intelsat S.A.* (Diversified Telecommunication Services)	72	240
InterDigital, Inc. (Communications Equipment)	60	2,702
Interface, Inc. (Commercial Services & Supplies)	108	1,824
Internap Corp.* (Internet Software & Services)	108	417
International Bancshares Corp. (Banks)	84	1,948
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	48	1,639
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	204	2,652
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	72	848
Intralinks Holdings, Inc.* (Internet Software & Services)	84	677
Intrepid Potash, Inc.* (Chemicals)	108	235
Invacare Corp. (Health Care Equipment & Supplies)	60	925
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	120	985
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	192	2,173
Investment Technology Group, Inc. (Capital Markets)	60	1,033
Investors Bancorp, Inc. (Banks)	504	5,891
Investors Real Estate Trust (Real Estate Investment Trusts)	216	1,408
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	48	213
ION Geophysical Corp.* (Energy Equipment & Services)	444	200
Iridium Communications, Inc.* (Diversified Telecommunication Services)	144	1,002
iRobot Corp.* (Household Durables)	48	1,629
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	204	1,883
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	48	608
iStar Financial, Inc.* (Real Estate Investment Trusts)	144	1,503
Itron, Inc.* (Electronic Equipment, Instruments & Components)	60	1,978
Ixia* (Communications Equipment)	108	1,034
IXYS Corp. (Semiconductors & Semiconductor Equipment)	48	573
j2 Global, Inc. (Internet Software & Services)	72	5,220
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	60	4,658
Janus Capital Group, Inc. (Capital Markets)	216	2,720
Jive Software, Inc.* (Software)	120	418
John Bean Technologies Corp. (Machinery)	48	2,199
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	72	152
Journal Media Group, Inc. (Media)	72	865
K12, Inc.* (Diversified Consumer Services)	72	662
Kaman Corp. - Class A (Trading Companies & Distributors)	48	1,912
KapStone Paper & Packaging Corp. (Paper & Forest Products)	132	1,951
Karyopharm Therapeutics, Inc.* (Biotechnology)	48	299
KB Home (Household Durables)	132	1,434
KCG Holdings, Inc.* - Class A (Capital Markets)	84	858
Kearny Financial Corp. (Thrifts & Mortgage Finance)	156	1,886
Kelly Services, Inc. - Class A (Professional Services)	60	995
Kemper Corp. (Insurance)	72	2,488
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	144	2,920
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	168	593
Key Energy Services, Inc.* (Energy Equipment & Services)	336	108
Kforce, Inc. (Professional Services)	48	1,070
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	60	602
Kimball International, Inc. - Class B (Commercial Services & Supplies)	72	694
Kindred Healthcare, Inc. (Health Care Providers & Services)	132	1,275
Kite Pharma, Inc.* (Biotechnology)	48	2,280
Kite Realty Group Trust (Real Estate Investment Trusts)	132	3,498
KLX, Inc.* (Aerospace & Defense)	84	2,455
Knight Transportation, Inc. (Road & Rail)	96	2,350
Knoll, Inc. (Commercial Services & Supplies)	84	1,541
Knowles Corp.* (Electronic Equipment, Instruments & Components)	132	1,795
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	168	324
Korn/Ferry International (Professional Services)	72	2,218
Kraton Performance Polymers, Inc.* (Chemicals)	60	881
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	108	345

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Krispy Kreme Doughnuts, Inc.* (Hotels, Restaurants & Leisure)	108	$1,583
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	144	1,633
Ladder Capital Corp. (Real Estate Investment Trusts)	72	792
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	228	536
Lakeland Bancorp, Inc. (Banks)	72	807
Landec Corp.* (Food Products)	60	722
Lannett Co., Inc.* (Pharmaceuticals)	36	918
LaSalle Hotel Properties (Real Estate Investment Trusts)	168	3,723
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	204	991
La-Z-Boy, Inc. (Household Durables)	84	1,801
LDR Holding Corp.* (Health Care Equipment & Supplies)	36	661
LegacyTexas Financial Group, Inc. (Banks)	72	1,406
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	96	978
Lexington Realty Trust (Real Estate Investment Trusts)	312	2,287
Libbey, Inc. (Household Durables)	36	576
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Catalog Retail)	108	2,412
LifeLock, Inc.* (Diversified Consumer Services)	144	1,725
Limelight Networks, Inc.* (Internet Software & Services)	156	195
Lion Biotechnologies, Inc.* (Biotechnology)	96	575
Lionbridge Technologies, Inc.* (IT Services)	132	611
Liquidity Services, Inc.* (Internet Software & Services)	60	391
Lithia Motors, Inc. - Class A (Specialty Retail)	36	2,757
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	36	3,668
LivaNova PLC* (Health Care Equipment & Supplies)	36	2,015
LivePerson, Inc.* (Internet Software & Services)	108	611
LogMeIn, Inc.* (Internet Software & Services)	36	1,881
Louisiana-Pacific Corp.* (Paper & Forest Products)	216	3,395
LTC Properties, Inc. (Real Estate Investment Trusts)	60	2,672
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	48	620
Luminex Corp.* (Life Sciences Tools & Services)	72	1,382
Lumos Networks Corp.* (Diversified Telecommunication Services)	48	556
M.D.C. Holdings, Inc. (Household Durables)	60	1,306
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	36	1,386
M/I Homes, Inc.* (Household Durables)	48	860
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	144	2,994
MacroGenics, Inc.* (Biotechnology)	48	966
Magellan Health, Inc.* (Health Care Providers & Services)	36	2,052
Maiden Holdings, Ltd. (Insurance)	84	1,075
Manhattan Associates, Inc.* (Software)	108	6,226
MannKind Corp.* (Biotechnology)	396	395
ManTech International Corp. - Class A (IT Services)	48	1,384
Marchex, Inc. - Class B (Internet Software & Services)	108	413
Marin Software, Inc.* (Internet Software & Services)	84	285
MarineMax, Inc.* (Specialty Retail)	48	812
MarketAxess Holdings, Inc. (Diversified Financial Services)	60	6,974
Marketo, Inc.* (Internet Software & Services)	60	1,141
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	36	1,778
Marten Transport, Ltd. (Road & Rail)	48	805
Masimo Corp.* (Health Care Equipment & Supplies)	72	2,646
Masonite International Corp.* (Building Products)	48	2,665
MasTec, Inc.* (Construction & Engineering)	108	1,668
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	108	1,731
Matrix Service Co.* (Energy Equipment & Services)	48	910
Matson, Inc. (Marine)	72	2,909
Matthews International Corp. - Class A (Commercial Services & Supplies)	48	2,396
Mattson Technology, Inc.* (Semiconductors & Semiconductor Equipment)	192	670
MAXIMUS, Inc. (IT Services)	96	5,124
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	96	1,476
MB Financial, Inc. (Banks)	108	3,361
MBIA, Inc.* (Insurance)	252	1,678
McDermott International, Inc.* (Energy Equipment & Services)	384	1,060
McGrath RentCorp (Commercial Services & Supplies)	48	1,172
MDC Partners, Inc. - Class A (Media)	72	1,407
Media General, Inc.* (Media)	144	2,339
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	312	3,432
Medidata Solutions, Inc.* (Health Care Technology)	84	3,590
Mentor Graphics Corp. (Software)	144	2,503
Mercury Systems, Inc.* (Electronic Equipment, Instruments & Components)	72	1,374
Meredith Corp. (Media)	60	2,539
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	96	1,349
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	72	1,386

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	72	$1,192
Meritage Homes Corp.* (Household Durables)	60	1,980
Meritor, Inc.* (Machinery)	156	1,065
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	180	1,111
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	60	1,564
MGE Energy, Inc. (Electric Utilities)	60	2,907
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	492	3,258
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	156	4,946
MiMedx Group, Inc.* (Biotechnology)	180	1,498
Minerals Technologies, Inc. (Chemicals)	48	1,968
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	84	2,977
Mobile Mini, Inc. (Commercial Services & Supplies)	72	1,866
MobileIron, Inc.* (Software)	96	354
Modine Manufacturing Co.* (Auto Components)	96	616
ModusLink Global Solutions, Inc.* (IT Services)	132	284
Molina Healthcare, Inc.* (Health Care Providers & Services)	48	2,636
Momenta Pharmaceuticals, Inc.* (Biotechnology)	96	1,192
MoneyGram International, Inc.* (IT Services)	72	382
Monmouth Real Estate Investment Corp. - Class A (Real Estate Investment Trusts)	108	1,110
Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	264	2,302
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	60	3,754
Monotype Imaging Holdings, Inc. (Software)	72	1,796
Monro Muffler Brake, Inc. (Specialty Retail)	48	3,155
Monster Worldwide, Inc.* (Internet Software & Services)	168	838
Moog, Inc.* - Class A (Aerospace & Defense)	60	2,780
Morgans Hotel Group Co.* (Hotels, Restaurants & Leisure)	84	142
MRC Global, Inc.* (Trading Companies & Distributors)	156	1,568
MSA Safety, Inc. (Commercial Services & Supplies)	48	2,054
Mueller Industries, Inc. (Machinery)	84	2,138
Mueller Water Products, Inc. - Class A (Machinery)	252	2,069
Myers Industries, Inc. (Containers & Packaging)	48	547
Myriad Genetics, Inc.* (Biotechnology)	108	4,209
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	48	678
National Bank Holdings Corp. (Banks)	60	1,181
National CineMedia, Inc. (Media)	108	1,689
National General Holdings Corp. (Insurance)	60	1,187
National Health Investors, Inc. (Real Estate Investment Trusts)	60	3,641
National Penn Bancshares, Inc. (Banks)	216	2,462
National Storage Affiliates Trust (Real Estate Investment Trusts)	60	1,043
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	72	727
Natus Medical, Inc.* (Health Care Equipment & Supplies)	48	1,693
Nautilus, Inc.* (Leisure Products)	60	1,169
Navidea Biopharmaceuticals, Inc.* (Biotechnology)	396	329
Navigant Consulting, Inc.* (Professional Services)	84	1,326
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	192	438
Navios Maritime Holdings, Inc. (Marine)	192	187
Navistar International Corp.* (Machinery)	84	611
NBT Bancorp, Inc. (Banks)	72	1,865
NCI Building Systems, Inc.* (Building Products)	60	623
Nektar Therapeutics* (Pharmaceuticals)	204	2,783
Nelnet, Inc. - Class A (Consumer Finance)	36	1,169
Neogen Corp.* (Health Care Equipment & Supplies)	60	3,131
NeoGenomics, Inc.* (Life Sciences Tools & Services)	132	900
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	72	646
NETGEAR, Inc.* (Communications Equipment)	60	2,242
NetScout Systems, Inc.* (Communications Equipment)	60	1,293
Neurocrine Biosciences, Inc.* (Biotechnology)	120	5,105
NeuStar, Inc.* - Class A (IT Services)	84	2,065
New Jersey Resources Corp. (Gas Utilities)	132	4,649
New Media Investment Group, Inc. (Media)	72	1,247
New Residential Investment Corp. (Real Estate Investment Trusts)	288	3,280
New Senior Investment Group, Inc. (Real Estate Investment Trusts)	108	993
New York Mortgage Trust, Inc. (Real Estate Investment Trusts)	192	929
New York REIT, Inc. (Real Estate Investment Trusts)	252	2,591
NewBridge Bancorp (Banks)	84	951
Newpark Resources, Inc.* (Energy Equipment & Services)	156	760
Newport Corp.* (Electronic Equipment, Instruments & Components)	72	1,097
NewStar Financial, Inc.* (Diversified Financial Services)	60	460
Nexstar Broadcasting Group, Inc. - Class A (Media)	48	2,170
NIC, Inc. (Internet Software & Services)	108	2,137
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	84	552

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	108	$567
Nobilis Health Corp.* (Health Care Providers & Services)	84	177
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	144	1,830
North Atlantic Drilling, Ltd.* (Energy Equipment & Services)	36	65
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	132	436
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	84	1,300
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	156	1,961
Northwest Biotherapeutics, Inc.* (Biotechnology)	96	204
Northwest Natural Gas Co. (Gas Utilities)	48	2,494
NorthWestern Corp. (Multi-Utilities)	72	4,021
Novatel Wireless, Inc.* (Communications Equipment)	132	143
Novavax, Inc.* (Biotechnology)	396	2,039
NRG Yield, Inc. - Class A (Independent Power and Renewable Electricity Producers)	60	744
NRG Yield, Inc. - Class C (Independent Power and Renewable Electricity Producers)	60	794
Nutrisystem, Inc. (Internet & Catalog Retail)	48	951
NuVasive, Inc.* (Health Care Equipment & Supplies)	72	3,321
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	108	2,043
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	216	1,156
Ocata Therapeutics, Inc.* (Biotechnology)	108	912
Oclaro, Inc.* (Communications Equipment)	252	872
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	180	974
OFG Bancorp (Banks)	84	472
Oil States International, Inc.* (Energy Equipment & Services)	84	2,371
Old National Bancorp (Banks)	180	2,218
Old Second Bancorp, Inc.* (Banks)	84	597
Olin Corp. (Chemicals)	120	2,033
OM Asset Management PLC (Capital Markets)	48	543
Omeros Corp.* (Pharmaceuticals)	60	647
Omnicell, Inc.* (Health Care Technology)	60	1,679
OMNOVA Solutions, Inc.* (Chemicals)	96	504
On Assignment, Inc.* (Professional Services)	84	3,248
Oncothyreon, Inc.* (Biotechnology)	216	287
ONE Gas, Inc. (Gas Utilities)	84	4,751
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	48	616
Ophthotech Corp.* (Biotechnology)	36	1,951
OPOWER, Inc.* (Internet Software & Services)	60	510
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	132	722
ORBCOMM, Inc.* (Diversified Telecommunication Services)	120	876
Orexigen Therapeutics, Inc.* (Biotechnology)	204	373
Organovo Holdings, Inc.* (Biotechnology)	180	353
Orion Marine Group, Inc.* (Construction & Engineering)	84	303
Oritani Financial Corp. (Thrifts & Mortgage Finance)	84	1,404
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	60	2,124
Otter Tail Corp. (Electric Utilities)	60	1,670
OvaScience, Inc.* (Biotechnology)	36	203
Owens & Minor, Inc. (Health Care Providers & Services)	96	3,326
P.H. Glatfelter Co. (Paper & Forest Products)	72	1,063
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	144	1,539
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	60	209
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	60	3,565
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	48	2,292
PAREXEL International Corp.* (Life Sciences Tools & Services)	84	5,373
Park Sterling Corp. (Banks)	108	791
Parker Drilling Co.* (Energy Equipment & Services)	252	345
Parkway Properties, Inc. (Real Estate Investment Trusts)	132	1,778
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	132	2,542
Party City Holdco, Inc.* (Specialty Retail)	48	462
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	84	1,592
Paycom Software, Inc.* (Software)	48	1,447
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	60	3,412
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	60	650
PDL BioPharma, Inc. (Biotechnology)	276	867
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	24	107
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	108	2,637
Pegasystems, Inc. (Software)	60	1,410
Pendrell Corp.* (Professional Services)	432	233
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	132	1,865
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	108	2,115
PennyMac Mortgage Investment Trust (Real Estate Investment Trusts)	120	1,626
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	480	470
Perficient, Inc.* (IT Services)	60	1,143

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Performance Sports Group, Ltd.* (Leisure Products)	84	$601
Pernix Therapeutics Holdings, Inc.* (Pharmaceuticals)	120	262
PGT, Inc.* (Building Products)	84	823
PharMerica Corp.* (Health Care Providers & Services)	48	1,425
PHH Corp.* (Thrifts & Mortgage Finance)	84	1,032
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	120	1,433
Physicians Realty Trust (Real Estate Investment Trusts)	120	2,048
PICO Holdings, Inc.* (Diversified Financial Services)	48	421
Piedmont Natural Gas Co., Inc. (Gas Utilities)	120	7,108
Pier 1 Imports, Inc. (Specialty Retail)	144	579
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	96	2,932
Pinnacle Financial Partners, Inc. (Banks)	60	2,991
Pioneer Energy Services Corp.* (Energy Equipment & Services)	132	181
Plantronics, Inc. (Communications Equipment)	60	2,690
Plexus Corp.* (Electronic Equipment, Instruments & Components)	48	1,678
Plug Power, Inc.* (Electrical Equipment)	348	651
PNM Resources, Inc. (Electric Utilities)	120	3,769
Polycom, Inc.* (Communications Equipment)	216	2,201
PolyOne Corp. (Chemicals)	132	3,572
Pool Corp. (Distributors)	60	5,070
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	36	2,219
Portland General Electric Co. (Electric Utilities)	120	4,664
Portola Pharmaceuticals, Inc.* (Biotechnology)	72	2,378
Post Holdings, Inc.* (Food Products)	84	4,914
Potbelly Corp.* (Hotels, Restaurants & Leisure)	48	514
Potlatch Corp. (Real Estate Investment Trusts)	60	1,730
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	48	2,262
PowerSecure International, Inc.* (Electrical Equipment)	48	527
POZEN, Inc.* (Pharmaceuticals)	72	472
PRA Group, Inc.* (Consumer Finance)	72	2,143
Preferred Apartment Communities, Inc. - Class A (Real Estate Investment Trusts)	60	723
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	84	3,921
Primerica, Inc. (Insurance)	72	3,241
Primoris Services Corp. (Construction & Engineering)	72	1,468
PrivateBancorp, Inc. (Banks)	120	4,516
Progenics Pharmaceuticals, Inc.* (Biotechnology)	144	600
Progress Software Corp.* (Software)	84	2,175
Proofpoint, Inc.* (Software)	60	3,022
PROS Holdings, Inc.* (Software)	48	589
Prosperity Bancshares, Inc. (Banks)	96	4,070
Prothena Corp. PLC* (Biotechnology)	48	1,870
Proto Labs, Inc.* (Machinery)	36	1,980
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	108	2,121
PTC Therapeutics, Inc.* (Biotechnology)	48	1,143
Qlik Technologies, Inc.* (Software)	132	3,305
QLogic Corp.* (Technology Hardware, Storage & Peripherals)	144	1,846
QTS Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	36	1,663
Quad/Graphics, Inc. (Commercial Services & Supplies)	60	605
Quality Systems, Inc. (Health Care Technology)	84	1,101
Qualys, Inc.* (Software)	36	936
Quanex Building Products Corp. (Building Products)	60	1,111
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	468	222
Quidel Corp.* (Health Care Equipment & Supplies)	48	818
QuinStreet, Inc.* (Internet Software & Services)	96	366
Quotient Technology, Inc.* (Internet Software & Services)	108	656
Radian Group, Inc. (Thrifts & Mortgage Finance)	276	2,777
Radiant Logistics, Inc.* (Air Freight & Logistics)	72	238
Radius Health, Inc.* (Biotechnology)	48	1,537
RadNet, Inc.* (Health Care Providers & Services)	96	574
RAIT Financial Trust (Real Estate Investment Trusts)	156	399
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	180	2,203
Ramco-Gershenson Properties Trust (Real Estate Investment Trusts)	132	2,256
Raptor Pharmaceutical Corp.* (Biotechnology)	132	541
Raven Industries, Inc. (Industrial Conglomerates)	60	901
Rayonier Advanced Materials, Inc. (Chemicals)	72	504
RBC Bearings, Inc.* (Machinery)	36	2,136
Real Industry, Inc.* (Metals & Mining)	60	384
RealD, Inc.* (Electronic Equipment, Instruments & Components)	84	873
RealNetworks, Inc.* (Internet Software & Services)	84	304
RealPage, Inc.* (Software)	84	1,620
Redwood Trust, Inc. (Real Estate Investment Trusts)	132	1,422
Regis Corp.* (Diversified Consumer Services)	72	1,076
Regulus Therapeutics, Inc.* (Biotechnology)	72	416
Relypsa, Inc.* (Pharmaceuticals)	48	904

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Renasant Corp. (Banks)	48	$1,524
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	84	582
Rent-A-Center, Inc. (Specialty Retail)	84	1,144
Rentech, Inc.* (Chemicals)	48	94
Repligen Corp.* (Biotechnology)	48	1,063
Republic Airways Holdings, Inc.* (Airlines)	96	204
Resource Capital Corp. (Real Estate Investment Trusts)	60	625
Resources Connection, Inc. (Professional Services)	72	1,088
Restoration Hardware Holdings, Inc.* (Specialty Retail)	48	2,958
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	144	2,663
RetailMeNot, Inc.* (Internet Software & Services)	72	655
Retrophin, Inc.* (Biotechnology)	60	898
Rex Energy Corp.* (Oil, Gas & Consumable Fuels)	120	89
Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	96	1,564
Rexnord Corp.* (Machinery)	156	2,554
Rigel Pharmaceuticals, Inc.* (Biotechnology)	204	561
RingCentral, Inc.* - Class A (Software)	84	1,833
RLI Corp. (Insurance)	60	3,558
RLJ Lodging Trust (Real Estate Investment Trusts)	192	3,512
Roadrunner Transportation Systems, Inc.* (Road & Rail)	48	380
Rocket Fuel, Inc.* (Internet Software & Services)	72	225
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	84	526
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	48	1,224
Rouse Properties, Inc. (Real Estate Investment Trusts)	72	1,260
Rovi Corp.* (Software)	144	2,802
RPX Corp.* (Professional Services)	96	1,112
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	84	1,978
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	120	385
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	132	719
Ruckus Wireless, Inc.* (Communications Equipment)	132	1,110
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	72	922
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	60	1,146
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	72	1,170
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	60	2,817
S&T Bancorp, Inc. (Banks)	60	1,621
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	96	1,763
Safe Bulkers, Inc. (Marine)	132	58
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	48	725
Saia, Inc.* (Road & Rail)	48	1,027
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	96	348
Sanderson Farms, Inc. (Food Products)	36	2,924
Sandy Spring Bancorp, Inc. (Banks)	48	1,277
Sangamo BioSciences, Inc.* (Biotechnology)	120	726
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	132	2,474
Sapiens International Corp. N.V. (Software)	60	604
Sarepta Therapeutics, Inc.* (Biotechnology)	72	855
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	48	1,506
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	48	646
Scholastic Corp. (Media)	48	1,648
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	48	2,016
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	96	767
Science Applications International Corp. (IT Services)	72	3,069
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	84	497
SciQuest, Inc.* (Internet Software & Services)	60	764
Scorpio Bulkers, Inc.* (Marine)	36	118
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	276	1,684
SeaChange International, Inc.* (Software)	84	522
Seacoast Banking Corp. of Florida* (Banks)	48	711
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	12	174
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	108	2,058
Select Comfort Corp.* (Specialty Retail)	84	1,769
Select Income REIT (Real Estate Investment Trusts)	96	1,814
Select Medical Holdings Corp. (Health Care Providers & Services)	168	1,601
Selective Insurance Group, Inc. (Insurance)	84	2,630
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	60	1,328
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	108	2,171
Senomyx, Inc.* (Chemicals)	120	406
Sensient Technologies Corp. (Chemicals)	72	4,295
Sequenom, Inc.* (Life Sciences Tools & Services)	252	406
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	48	309
ServiceSource International, Inc.* (IT Services)	132	511
ServisFirst Bancshares, Inc. (Banks)	36	1,443

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Seventy Seven Energy, Inc.* (Energy Equipment & Services)	132	$57
SFX Entertainment, Inc.* (Media)	132	17
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	96	2,206
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	96	1,285
ShoreTel, Inc.* (Communications Equipment)	132	1,084
Shutterfly, Inc.* (Internet & Catalog Retail)	60	2,499
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	72	477
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	96	564
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	60	2,736
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	72	1,005
Silver Spring Networks, Inc.* (Software)	72	824
Simmons First National Corp. - Class A (Banks)	48	2,127
Simpson Manufacturing Co., Inc. (Building Products)	72	2,349
Sinclair Broadcast Group, Inc. - Class A (Media)	96	3,169
Skullcandy, Inc.* (Household Durables)	72	229
SkyWest, Inc. (Airlines)	84	1,262
Smart & Final Stores, Inc.* (Food & Staples Retailing)	48	772
Smith & Wesson Holding Corp.* (Leisure Products)	96	2,070
Snyder’s-Lance, Inc. (Food Products)	72	2,273
Solazyme, Inc.* (Oil, Gas & Consumable Fuels)	192	317
Sonic Automotive, Inc. - Class A (Specialty Retail)	60	1,027
Sonic Corp. (Hotels, Restaurants & Leisure)	84	2,468
Sonus Networks, Inc.* (Communications Equipment)	108	648
Sorrento Therapeutics, Inc.* (Biotechnology)	60	315
Sotheby’s - Class A (Diversified Consumer Services)	96	2,255
South Jersey Industries, Inc. (Gas Utilities)	108	2,685
South State Corp. (Banks)	36	2,407
Southside Bancshares, Inc. (Banks)	48	1,081
Southwest Gas Corp. (Gas Utilities)	72	4,236
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	48	5,409
SpartanNash Co. (Food & Staples Retailing)	60	1,231
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	132	655
STAAR Surgical Co.* (Health Care Equipment & Supplies)	84	549
STAG Industrial, Inc. (Real Estate Investment Trusts)	108	1,828
Stage Stores, Inc. (Specialty Retail)	60	498
State Bank Financial Corp. (Banks)	60	1,156
State National Cos., Inc. (Insurance)	72	709
Steelcase, Inc. - Class A (Commercial Services & Supplies)	132	1,684
Stein Mart, Inc. (Specialty Retail)	72	530
STERIS PLC (Health Care Equipment & Supplies)	84	5,815
Sterling Bancorp (Banks)	144	2,262
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	84	2,712
Stewart Information Services Corp. (Insurance)	36	1,277
Stifel Financial Corp.* (Capital Markets)	96	3,213
Stillwater Mining Co.* (Metals & Mining)	192	1,258
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	96	296
Stoneridge, Inc.* (Auto Components)	60	679
STORE Capital Corp. (Real Estate Investment Trusts)	60	1,487
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	84	1,369
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	48	607
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	144	1,462
Summit Materials, Inc.* - Class A (Construction Materials)	48	762
Sun Communities, Inc. (Real Estate Investment Trusts)	72	4,794
Sun Hydraulics Corp. (Machinery)	36	917
SunCoke Energy, Inc. (Metals & Mining)	108	408
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	312	3,707
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	60	1,787
Superior Industries International, Inc. (Auto Components)	48	884
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	60	680
SUPERVALU, Inc.* (Food & Staples Retailing)	396	1,802
Swift Transportation Co.* (Road & Rail)	132	2,153
Sykes Enterprises, Inc.* (IT Services)	60	1,766
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	60	4,399
Synchronoss Technologies, Inc.* (Software)	60	1,838
Synergy Pharmaceuticals, Inc.* (Biotechnology)	168	630
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	168	1,065
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	48	4,030
Synta Pharmaceuticals Corp.* (Biotechnology)	240	59
Syntel, Inc.* (IT Services)	48	2,272
Take-Two Interactive Software, Inc.* (Software)	132	4,580
TAL International Group, Inc. (Trading Companies & Distributors)	60	677
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	132	944
Talmer Bancorp, Inc. - Class A (Banks)	96	1,542

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Tangoe, Inc.* (Software)	72	$603
TASER International, Inc.* (Aerospace & Defense)	84	1,293
Taylor Morrison Home Corp.* - Class A (Household Durables)	60	723
Team Health Holdings, Inc.* (Health Care Providers & Services)	108	4,414
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	60	3,744
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	156	713
TeleCommunication Systems, Inc.* - Class A (Software)	156	774
Teledyne Technologies, Inc.* (Aerospace & Defense)	48	3,900
Telenav, Inc.* (Software)	72	415
Teligent, Inc.* (Pharmaceuticals)	108	775
Tenneco, Inc.* (Auto Components)	84	3,210
Terreno Realty Corp. (Real Estate Investment Trusts)	72	1,619
TESARO, Inc.* (Biotechnology)	36	1,243
Tesco Corp. (Energy Equipment & Services)	84	571
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	84	2,421
Tetra Tech, Inc. (Commercial Services & Supplies)	96	2,543
TETRA Technologies, Inc.* (Energy Equipment & Services)	156	966
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	60	326
Texas Capital Bancshares, Inc.* (Banks)	72	2,570
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	108	3,978
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	36	383
TG Therapeutics, Inc.* (Biotechnology)	60	490
The Advisory Board Co.* (Professional Services)	60	2,746
The Andersons, Inc. (Food & Staples Retailing)	48	1,407
The Bancorp, Inc.* (Banks)	72	324
The Brink’s Co. (Commercial Services & Supplies)	72	2,117
The Buckle, Inc. (Specialty Retail)	48	1,364
The Cato Corp. - Class A (Specialty Retail)	48	1,936
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	72	3,478
The E.W. Scripps Co. - Class A (Media)	96	1,822
The Empire District Electric Co. (Electric Utilities)	72	2,112
The Ensign Group, Inc. (Health Care Providers & Services)	72	1,616
The Finish Line, Inc. - Class A (Specialty Retail)	72	1,364
The Fresh Market, Inc.* (Food & Staples Retailing)	72	1,380
The GEO Group, Inc. (Real Estate Investment Trusts)	108	3,195
The Greenbrier Cos., Inc. (Machinery)	48	1,241
The Hackett Group, Inc. (IT Services)	60	886
The KEYW Holding Corp.* (Aerospace & Defense)	72	338
The Laclede Group, Inc. (Gas Utilities)	60	3,836
The Medicines Co.* (Pharmaceuticals)	96	3,318
The Men’s Wearhouse, Inc. (Specialty Retail)	72	987
The New York Times Co. - Class A (Media)	216	2,856
The Pep Boys - Manny, Moe & Jack* (Specialty Retail)	96	1,775
The Rubicon Project, Inc.* (Software)	48	648
The Spectranetics Corp.* (Health Care Equipment & Supplies)	72	868
The St Joe Co.* (Real Estate Management & Development)	108	1,718
TherapeuticsMD, Inc.* (Pharmaceuticals)	216	1,544
Theravance Biopharma, Inc.* (Pharmaceuticals)	60	985
Thermon Group Holdings, Inc.* (Electrical Equipment)	60	1,009
Third Point Reinsurance, Ltd.* (Insurance)	132	1,538
Threshold Pharmaceuticals, Inc.* (Biotechnology)	156	50
Tidewater, Inc. (Energy Equipment & Services)	72	382
Tile Shop Holdings, Inc.* (Specialty Retail)	60	907
Time, Inc. (Media)	168	2,520
TimkenSteel Corp. (Metals & Mining)	60	541
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	84	540
Titan International, Inc. (Machinery)	84	252
TiVo, Inc.* (Software)	156	1,245
TowneBank (Banks)	84	1,602
TransAtlantic Petroleum, Ltd.* (Oil, Gas & Consumable Fuels)	96	91
TransEnterix, Inc.* (Health Care Equipment & Supplies)	144	397
Travelport Worldwide, Ltd. (IT Services)	168	1,830
Tredegar Corp. (Chemicals)	48	630
TreeHouse Foods, Inc.* (Food Products)	60	4,762
Trevena, Inc.* (Biotechnology)	84	612
Trex Co., Inc.* (Building Products)	48	1,803
TRI Pointe Group, Inc.* (Household Durables)	240	2,529
Triangle Petroleum Corp.* (Oil, Gas & Consumable Fuels)	120	54
Tribune Publishing Co. (Media)	60	560
TriCo Bancshares (Banks)	48	1,224
TriMas Corp.* (Machinery)	72	1,245
TriNet Group, Inc.* (Professional Services)	72	1,066
Triple-S Management Corp.* (Health Care Providers & Services)	48	1,070
Tronox, Ltd. (Chemicals)	108	386
Trovagene, Inc.* (Biotechnology)	60	218
TrueBlue, Inc.* (Professional Services)	72	1,644
TrueCar, Inc.* (Internet Software & Services)	96	622
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	168	924

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Trustmark Corp. (Banks)	108	$2,337
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	108	630
Tuesday Morning Corp.* (Multiline Retail)	84	468
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	96	1,660
Tutor Perini Corp.* (Construction & Engineering)	60	793
Tyler Technologies, Inc.* (Software)	48	7,540
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	84	1,567
Ubiquiti Networks, Inc.* (Communications Equipment)	48	1,421
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	84	433
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	228	515
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	48	2,695
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	48	968
UMB Financial Corp. (Banks)	60	2,814
UMH Properties, Inc. (Real Estate Investment Trusts)	60	566
Umpqua Holdings Corp. (Banks)	324	4,692
Unilife Corp.* (Health Care Equipment & Supplies)	288	259
Union Bankshares Corp. (Banks)	72	1,654
Unisys Corp.* (IT Services)	84	825
Unit Corp.* (Energy Equipment & Services)	84	876
United Bankshares, Inc. (Banks)	108	3,627
United Community Banks, Inc. (Banks)	84	1,517
United Community Financial Corp. (Thrifts & Mortgage Finance)	120	736
United Development Funding IV (Real Estate Investment Trusts)	60	604
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	84	949
United Natural Foods, Inc.* (Food & Staples Retailing)	72	2,521
Universal American Corp. (Health Care Providers & Services)	96	607
Universal Corp. (Tobacco)	36	1,970
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	60	2,946
Universal Insurance Holdings, Inc. (Insurance)	60	1,124
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	300	287
Urban Edge Properties (Real Estate Investment Trusts)	132	3,208
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	48	974
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	48	6,000
Valley National Bancorp (Banks)	348	3,062
Vanda Pharmaceuticals, Inc.* (Biotechnology)	84	717
VASCO Data Security International, Inc.* (Software)	48	744
Vector Group, Ltd. (Tobacco)	120	2,799
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	60	1,118
Verastem, Inc.* (Biotechnology)	84	101
Verint Systems, Inc.* (Software)	84	3,075
Versartis, Inc.* (Biotechnology)	48	535
ViaSat, Inc.* (Communications Equipment)	60	3,751
Violin Memory, Inc.* (Technology Hardware, Storage & Peripherals)	240	214
Virgin America, Inc.* (Airlines)	48	1,481
VirnetX Holding Corp.* (Software)	132	525
Virtusa Corp.* (IT Services)	48	2,147
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	216	2,475
Vitamin Shoppe, Inc.* (Specialty Retail)	48	1,461
VIVUS, Inc.* (Pharmaceuticals)	264	267
Vocera Communications, Inc.* (Health Care Technology)	60	863
Vonage Holdings Corp.* (Diversified Telecommunication Services)	312	1,601
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	96	187
Wabash National Corp.* (Machinery)	120	1,327
WageWorks, Inc.* (Professional Services)	60	2,684
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	48	1,150
Walter Investment Management Corp.* (Thrifts & Mortgage Finance)	60	593
Washington Federal, Inc. (Thrifts & Mortgage Finance)	144	3,075
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	108	2,725
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	60	831
Watts Water Technologies, Inc. - Class A (Machinery)	48	2,365
Web.com Group, Inc.* (Internet Software & Services)	72	1,356
WebMD Health Corp.* (Internet Software & Services)	60	3,066
Webster Financial Corp. (Banks)	132	4,378
Weight Watchers International, Inc.* (Diversified Consumer Services)	96	1,218
WellCare Health Plans, Inc.* (Health Care Providers & Services)	60	4,559
Werner Enterprises, Inc. (Road & Rail)	72	1,739
WesBanco, Inc. (Banks)	60	1,741
Wesco Aircraft Holdings, Inc.* (Transportation Infrastructure)	108	1,219
West Corp. (Commercial Services & Supplies)	84	1,521
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	108	6,179
Westamerica Bancorp (Banks)	36	1,572
Western Alliance Bancorp* (Banks)	120	3,910
Western Asset Mortgage Capital Corp. (Real Estate Investment Trusts)	72	706
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	108	3,554
WGL Holdings, Inc. (Gas Utilities)	72	4,809

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Whitestone REIT (Real Estate Investment Trusts)	48	$529
Wilshire Bancorp, Inc. (Banks)	120	1,271
Windstream Holdings, Inc. (Diversified Telecommunication Services)	180	1,039
Winnebago Industries, Inc. (Automobiles)	48	845
Wintrust Financial Corp. (Banks)	72	3,030
WisdomTree Investments, Inc. (Capital Markets)	168	2,016
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	156	2,638
Woodward, Inc. (Machinery)	96	4,433
World Wrestling Entertainment, Inc. - Class A (Media)	60	1,074
Worthington Industries, Inc. (Metals & Mining)	72	2,202
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	60	1,197
WSFS Financial Corp. (Thrifts & Mortgage Finance)	48	1,395
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	108	592
Xencor, Inc.* (Biotechnology)	48	519
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	168	2,458
XenoPort, Inc.* (Pharmaceuticals)	132	656
XO Group, Inc.* (Internet Software & Services)	60	894
XOMA Corp.* (Biotechnology)	192	194
XPO Logistics, Inc.* (Air Freight & Logistics)	108	2,469
Xura, Inc.* (Software)	48	1,030
Yadkin Financial Corp. (Banks)	48	1,116
YRC Worldwide, Inc.* (Road & Rail)	72	744
ZAGG, Inc.* (Household Durables)	72	664
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	84	1,950
Zendesk, Inc.* (Software)	84	1,849
ZIOPHARM Oncology, Inc.* (Biotechnology)	108	537
Zix Corp.* (Software)	216	970
Zoe’s Kitchen, Inc.* (Hotels, Restaurants & Leisure)	48	1,333
Zogenix, Inc.* (Pharmaceuticals)	48	455
Zumiez, Inc.* (Specialty Retail)	96	1,739
TOTAL COMMON STOCKS (Cost $1,430,455)		2,033,871

Contingent Rights (0.2%)
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	4,947	—
Dyax Corp. CVR*+(b) (Biotechnology)	198	220
Leap Wireless International, Inc.*+^(c) (Wireless Telecommunication Services)	2,910	7,333
Trius Therapeutics, Inc.*+^(a) (Biotechnology)	357	—
TOTAL CONTINGENT RIGHTS (Cost $7,333)		7,553

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil, Gas & Consumable Fuels)	143	$—
TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(d)(e)(62.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%-0.32%, dated 1/29/16, due 2/1/16, total to be received $2,930,068	$2,930,000	$2,930,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,930,000)		2,930,000
TOTAL INVESTMENT SECURITIES (Cost $4,367,788) - 105.2%		4,971,424
Net other assets (liabilities) - (5.2)%		(243,748)
NET ASSETS - 100.0%		$4,727,676

*	Non-income producing security
†	Number of shares is less than 0.50
§	Amount is less than $0.50.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2016, these securities represented 0.16% of the net assets of the fund.
^	The advisor has deemed these securities to be illiquid. As of January 31, 2016, these securities represented 0.155% of the net assets of the fund.
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.
(c)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(d)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $262,000.

(e)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	13	3/21/16	$1,343,550	$(126,072)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	2/29/16	0.30%	$785,840	$24,798
Russell 2000 Index	UBS AG	2/29/16	0.25%	535,201	32,612
				$1,321,041	$57,410

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Small-Cap ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$26,895	0.6%
Air Freight & Logistics	9,919	0.2%
Airlines	5,905	0.1%
Auto Components	19,961	0.4%
Automobiles	845	NM
Banks	182,649	4.0%
Beverages	328	NM
Biotechnology	96,124	2.0%
Building Products	17,944	0.4%
Capital Markets	21,958	0.5%
Chemicals	33,205	0.7%
Commercial Services & Supplies	42,759	0.9%
Communications Equipment	35,422	0.7%
Construction & Engineering	18,010	0.4%
Construction Materials	2,678	0.1%
Consumer Finance	9,427	0.2%
Containers & Packaging	7,040	0.1%
Distributors	7,996	0.2%
Diversified Consumer Services	22,873	0.5%
Diversified Financial Services	10,134	0.2%
Diversified Telecommunication Services	16,594	0.4%
Electric Utilities	30,862	0.7%
Electrical Equipment	13,395	0.3%
Electronic Equipment, Instruments & Components	57,052	1.2%
Energy Equipment & Services	16,783	0.4%
Food & Staples Retailing	16,357	0.3%
Food Products	29,939	0.6%
Gas Utilities	34,568	0.7%
Health Care Equipment & Supplies	71,294	1.5%
Health Care Providers & Services	52,129	1.1%
Health Care Technology	10,298	0.2%
Hotels, Restaurants & Leisure	63,395	1.3%
Household Durables	21,697	0.5%
Household Products	2,763	0.1%
Independent Power and Renewable Electricity Producers	10,043	0.2%
Industrial Conglomerates	901	NM
Insurance	43,665	0.9%
Internet & Catalog Retail	8,752	0.2%
Internet Software & Services	50,651	1.1%
IT Services	62,291	1.3%
Leisure Products	5,366	0.1%
Life Sciences Tools & Services	14,505	0.3%
Machinery	50,290	1.1%
Marine	3,492	0.1%
Media	38,821	0.8%
Metals & Mining	14,125	0.3%
Multiline Retail	10,716	0.2%
Multi-Utilities	11,124	0.2%
Oil, Gas & Consumable Fuels	38,495	0.8%
Paper & Forest Products	9,665	0.2%
Personal Products	480	NM
Pharmaceuticals	38,199	0.8%
Professional Services	30,471	0.6%
Real Estate Investment Trusts	215,524	4.4%
Real Estate Management & Development	7,474	0.2%
Road & Rail	12,005	0.3%
Semiconductors & Semiconductor Equipment	81,132	1.7%
Software	104,230	2.2%
Specialty Retail	58,939	1.2%
Technology Hardware, Storage & Peripherals	15,593	0.3%
Textiles, Apparel & Luxury Goods	16,997	0.4%
Thrifts & Mortgage Finance	44,152	0.9%
Tobacco	4,769	0.1%
Trading Companies & Distributors	13,256	0.3%
Transportation Infrastructure	1,219	NM
Water Utilities	4,832	0.1%
Wireless Telecommunication Services	10,052	0.2%
Other **	2,686,252	56.8%

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

	Value	% of Net Assets
Total	$4,727,676	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (74.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,568	$236,768
Abbott Laboratories (Health Care Equipment & Supplies)	3,808	144,133
AbbVie, Inc. (Biotechnology)	4,192	230,141
Accenture PLC - Class A (IT Services)	1,600	168,864
Activision Blizzard, Inc. (Software)	1,280	44,570
Adobe Systems, Inc.* (Software)	1,280	114,086
Advance Auto Parts, Inc. (Specialty Retail)	192	29,194
Aetna, Inc. (Health Care Providers & Services)	896	91,249
Affiliated Managers Group, Inc.* (Capital Markets)	128	17,176
Aflac, Inc. (Insurance)	1,088	63,060
Agilent Technologies, Inc. (Life Sciences Tools & Services)	832	31,325
AGL Resources, Inc. (Gas Utilities)	320	20,339
Air Products & Chemicals, Inc. (Chemicals)	480	60,821
Airgas, Inc. (Chemicals)	160	22,400
Akamai Technologies, Inc.* (Internet Software & Services)	448	20,438
Alcoa, Inc. (Metals & Mining)	3,360	24,494
Alexion Pharmaceuticals, Inc.* (Biotechnology)	576	84,056
Allegion PLC (Building Products)	256	15,503
Allergan PLC* (Pharmaceuticals)	992	282,155
Alliance Data Systems Corp.* (IT Services)	160	31,966
Alphabet, Inc.* - Class A (Internet Software & Services)	736	560,354
Alphabet, Inc.* - Class C (Internet Software & Services)	768	570,585
Altria Group, Inc. (Tobacco)	5,024	307,017
Amazon.com, Inc.* (Internet & Catalog Retail)	992	582,304
Ameren Corp. (Multi-Utilities)	608	27,311
American Airlines Group, Inc. (Airlines)	1,600	62,384
American Electric Power Co., Inc. (Electric Utilities)	1,248	76,091
American Express Co. (Consumer Finance)	2,144	114,704
American International Group, Inc. (Insurance)	3,168	178,929
American Tower Corp. (Real Estate Investment Trusts)	1,088	102,642
Ameriprise Financial, Inc. (Capital Markets)	448	40,611
AmerisourceBergen Corp. (Health Care Providers & Services)	512	45,855
AMETEK, Inc. (Electrical Equipment)	608	28,606
Amgen, Inc. (Biotechnology)	1,920	293,242
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	800	39,656
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,312	51,286
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	800	43,088
Anthem, Inc. (Health Care Providers & Services)	672	87,689
Aon PLC (Insurance)	704	61,832
Apache Corp. (Oil, Gas & Consumable Fuels)	960	40,838
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	384	15,034
Apple, Inc. (Technology Hardware, Storage & Peripherals)	14,240	1,386,123
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,944	51,962
Archer-Daniels-Midland Co. (Food Products)	1,536	54,298
Assurant, Inc. (Insurance)	160	13,010
AT&T, Inc. (Diversified Telecommunication Services)	15,712	566,575
Autodesk, Inc.* (Software)	576	26,968
Automatic Data Processing, Inc. (IT Services)	1,184	98,379
AutoNation, Inc.* (Specialty Retail)	192	8,304
AutoZone, Inc.* (Specialty Retail)	64	49,113
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	992	132,640
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	352	60,364
Avery Dennison Corp. (Containers & Packaging)	224	13,639
Baker Hughes, Inc. (Energy Equipment & Services)	1,120	48,731
Ball Corp. (Containers & Packaging)	352	23,524
Bank of America Corp. (Banks)	26,624	376,463
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	192	35,188
Baxalta, Inc. (Biotechnology)	1,376	55,054
Baxter International, Inc. (Health Care Equipment & Supplies)	1,408	51,533
BB&T Corp. (Banks)	1,984	64,797
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	544	79,081
Bed Bath & Beyond, Inc.* (Specialty Retail)	416	17,959
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	4,800	622,896
Best Buy Co., Inc. (Specialty Retail)	768	21,450
Biogen, Inc.* (Biotechnology)	576	157,283
BlackRock, Inc. (Capital Markets)	320	100,563
BorgWarner, Inc. (Auto Components)	576	16,911
Boston Properties, Inc. (Real Estate Investment Trusts)	384	44,625
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,424	60,023
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,256	264,553
Brown-Forman Corp. - Class B (Beverages)	256	25,047
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	352	22,799
CA, Inc. (Software)	800	22,984
Cablevision Systems Corp. - Class A (Media)	576	18,380
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,056	21,912
Cameron International Corp.* (Energy Equipment & Services)	480	31,517
Campbell Soup Co. (Food Products)	448	25,272

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Capital One Financial Corp. (Consumer Finance)	1,376	$90,293
Cardinal Health, Inc. (Health Care Providers & Services)	832	67,700
CarMax, Inc.* (Specialty Retail)	512	22,620
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,184	56,986
Caterpillar, Inc. (Machinery)	1,504	93,608
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	736	20,586
CBS Corp. - Class B (Media)	1,120	53,200
Celgene Corp.* (Biotechnology)	2,016	202,245
CenterPoint Energy, Inc. (Multi-Utilities)	1,088	19,443
CenturyLink, Inc. (Diversified Telecommunication Services)	1,408	35,791
Cerner Corp.* (Health Care Technology)	768	44,552
CF Industries Holdings, Inc. (Chemicals)	608	18,240
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	1,312	4,448
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,800	415,056
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	64	28,990
Chubb, Ltd. (Insurance)	1,184	133,875
Church & Dwight Co., Inc. (Household Products)	320	26,880
Cigna Corp. (Health Care Providers & Services)	672	89,779
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	256	23,808
Cincinnati Financial Corp. (Insurance)	384	22,130
Cintas Corp. (Commercial Services & Supplies)	224	19,246
Cisco Systems, Inc. (Communications Equipment)	12,992	309,079
Citigroup, Inc. (Banks)	7,616	324,289
Citizens Financial Group, Inc. (Banks)	1,344	28,560
Citrix Systems, Inc.* (Software)	384	27,057
CME Group, Inc. (Diversified Financial Services)	864	77,630
CMS Energy Corp. (Multi-Utilities)	704	27,372
Coach, Inc. (Textiles, Apparel & Luxury Goods)	704	26,083
Coca-Cola Enterprises, Inc. (Beverages)	544	25,252
Cognizant Technology Solutions Corp.* (IT Services)	1,568	99,270
Colgate-Palmolive Co. (Household Products)	2,304	155,589
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	992	18,402
Comcast Corp. - Class A (Media)	6,240	347,630
Comerica, Inc. (Banks)	448	15,366
ConAgra Foods, Inc. (Food Products)	1,120	46,637
ConocoPhillips (Oil, Gas & Consumable Fuels)	3,168	123,805
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	576	4,573
Consolidated Edison, Inc. (Multi-Utilities)	736	51,071
Constellation Brands, Inc. - Class A (Beverages)	448	68,311
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,040	56,574
Costco Wholesale Corp. (Food & Staples Retailing)	1,120	169,254
Crown Castle International Corp. (Real Estate Investment Trusts)	864	74,477
CSRA, Inc. (IT Services)	352	9,427
CSX Corp. (Road & Rail)	2,496	57,458
Cummins, Inc. (Machinery)	416	37,394
CVS Health Corp. (Food & Staples Retailing)	2,816	271,997
D.R. Horton, Inc. (Household Durables)	832	22,888
Danaher Corp. (Industrial Conglomerates)	1,536	133,094
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	288	18,161
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	416	27,922
Deere & Co. (Machinery)	800	61,608
Delphi Automotive PLC (Auto Components)	704	45,718
Delta Air Lines, Inc. (Airlines)	2,016	89,288
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	352	20,729
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	992	27,677
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	160	2,974
Discover Financial Services (Consumer Finance)	1,088	49,820
Discovery Communications, Inc.* - Class A (Media)	384	10,595
Discovery Communications, Inc.* - Class C (Media)	672	18,285
Dollar General Corp. (Multiline Retail)	736	55,244
Dollar Tree, Inc.* (Multiline Retail)	608	49,443
Dominion Resources, Inc. (Multi-Utilities)	1,536	110,853
Dover Corp. (Machinery)	384	22,445
Dr. Pepper Snapple Group, Inc. (Beverages)	480	45,043
DTE Energy Co. (Multi-Utilities)	448	38,084
Duke Energy Corp. (Electric Utilities)	1,760	132,527
E*TRADE Financial Corp.* (Capital Markets)	736	17,340
E.I. du Pont de Nemours & Co. (Chemicals)	2,240	118,182
Eastman Chemical Co. (Chemicals)	384	23,505
Eaton Corp. PLC (Electrical Equipment)	1,184	59,804
eBay, Inc.* (Internet Software & Services)	2,816	66,063
Ecolab, Inc. (Chemicals)	672	72,489
Edison International (Electric Utilities)	832	51,418
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	544	42,546
Electronic Arts, Inc.* (Software)	800	51,636
Eli Lilly & Co. (Pharmaceuticals)	2,496	197,434
EMC Corp. (Technology Hardware, Storage & Peripherals)	4,960	122,859
Emerson Electric Co. (Electrical Equipment)	1,664	76,511
Endo International PLC* (Pharmaceuticals)	544	30,176

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares		Value
Ensco PLCADR - Class A (Energy Equipment & Services)	608		$5,946
Entergy Corp. (Electric Utilities)	448		31,620
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,408		99,996
EQT Corp. (Oil, Gas & Consumable Fuels)	384		23,708
Equifax, Inc. (Professional Services)	288		30,470
Equinix, Inc. (Real Estate Investment Trusts)	160		49,691
Equity Residential (Real Estate Investment Trusts)	928		71,540
Essex Property Trust, Inc. (Real Estate Investment Trusts)	160		34,098
Eversource Energy (Electric Utilities)	800		43,040
Exelon Corp. (Electric Utilities)	2,336		69,076
Expedia, Inc. (Internet & Catalog Retail)	288		29,100
Expeditors International of Washington, Inc. (Air Freight & Logistics)	480		21,658
Express Scripts Holding Co.* (Health Care Providers & Services)	1,728		124,191
Extra Space Storage, Inc. (Real Estate Investment Trusts)	320		29,021
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	10,656		829,571
F5 Networks, Inc.* (Communications Equipment)	192		18,006
Facebook, Inc.* - Class A (Internet Software & Services)	5,792		649,919
Fastenal Co. (Trading Companies & Distributors)	736		29,852
Federal Realty Investment Trust (Real Estate Investment Trusts)	192		28,959
FedEx Corp. (Air Freight & Logistics)	672		89,295
Fidelity National Information Services, Inc. (IT Services)	704		42,050
Fifth Third Bancorp (Banks)	2,016		31,853
First Horizon National Corp. (Banks)	—	†	4
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	192		13,183
FirstEnergy Corp. (Electric Utilities)	1,088		35,969
Fiserv, Inc.* (IT Services)	576		54,467
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	352		10,292
Flowserve Corp. (Machinery)	320		12,365
Fluor Corp. (Construction & Engineering)	352		15,801
FMC Corp. (Chemicals)	352		12,573
FMC Technologies, Inc.* (Energy Equipment & Services)	576		14,486
Ford Motor Co. (Automobiles)	9,952		118,827
Franklin Resources, Inc. (Capital Markets)	960		33,274
Freeport-McMoRan, Inc. (Metals & Mining)	2,944		13,542
Frontier Communications Corp. (Diversified Telecommunication Services)	2,976		13,541
GameStop Corp. - Class A (Specialty Retail)	256		6,710
Garmin, Ltd. (Household Durables)	288		10,132
General Dynamics Corp. (Aerospace & Defense)	768		102,735
General Electric Co. (Industrial Conglomerates)	24,128		702,126
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,504		42,172
General Mills, Inc. (Food Products)	1,536		86,799
General Motors Co. (Automobiles)	3,616		107,178
Genuine Parts Co. (Distributors)	384		33,089
Gilead Sciences, Inc. (Biotechnology)	3,680		305,439
H & R Block, Inc. (Diversified Consumer Services)	608		20,702
Halliburton Co. (Energy Equipment & Services)	2,176		69,175
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	992		30,325
Harley-Davidson, Inc. (Automobiles)	480		19,200
Harman International Industries, Inc. (Household Durables)	192		14,283
Harris Corp. (Communications Equipment)	320		27,830
Hartford Financial Services Group, Inc. (Insurance)	1,056		42,430
Hasbro, Inc. (Leisure Products)	288		21,393
HCA Holdings, Inc.* (Health Care Providers & Services)	800		55,664
HCP, Inc. (Real Estate Investment Trusts)	1,184		42,553
Helmerich & Payne, Inc. (Energy Equipment & Services)	288		14,630
Henry Schein, Inc.* (Health Care Providers & Services)	224		33,923
Hess Corp. (Oil, Gas & Consumable Fuels)	608		25,840
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	4,608		63,406
Honeywell International, Inc. (Aerospace & Defense)	1,984		204,750
Hormel Foods Corp. (Food Products)	352		28,304
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,920		26,592
HP, Inc. (Technology Hardware, Storage & Peripherals)	4,608		44,744
Humana, Inc. (Health Care Providers & Services)	384		62,511
Huntington Bancshares, Inc. (Banks)	2,048		17,572
Illinois Tool Works, Inc. (Machinery)	832		74,937
Illumina, Inc.* (Life Sciences Tools & Services)	384		60,653
Ingersoll-Rand PLC (Machinery)	672		34,588
Intel Corp. (Semiconductors & Semiconductor Equipment)	12,064		374,224
Intercontinental Exchange, Inc. (Diversified Financial Services)	288		75,974
International Business Machines Corp. (IT Services)	2,272		283,522
International Flavors & Fragrances, Inc. (Chemicals)	192		22,456
International Paper Co. (Containers & Packaging)	1,056		36,127
Intuit, Inc. (Software)	672		64,183
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	96		51,922
Invesco, Ltd. (Capital Markets)	1,088		32,564

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Iron Mountain, Inc. (Real Estate Investment Trusts)	480	$13,219
J.B. Hunt Transport Services, Inc. (Road & Rail)	224	16,285
Jacobs Engineering Group, Inc.* (Construction & Engineering)	320	12,554
Johnson & Johnson (Pharmaceuticals)	7,072	738,599
Johnson Controls, Inc. (Auto Components)	1,664	59,687
JPMorgan Chase & Co. (Banks)	9,408	559,776
Juniper Networks, Inc. (Communications Equipment)	896	21,146
Kansas City Southern (Road & Rail)	288	20,413
Kellogg Co. (Food Products)	640	47,002
Keurig Green Mountain, Inc. (Food Products)	288	25,704
KeyCorp (Banks)	2,144	23,927
Kimberly-Clark Corp. (Household Products)	928	119,174
Kimco Realty Corp. (Real Estate Investment Trusts)	1,056	28,713
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,672	76,854
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	384	25,724
Kohl’s Corp. (Multiline Retail)	480	23,880
L Brands, Inc. (Specialty Retail)	640	61,536
L-3 Communications Holdings, Inc. (Aerospace & Defense)	192	22,433
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	256	28,762
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	416	29,865
Legg Mason, Inc. (Capital Markets)	288	8,819
Leggett & Platt, Inc. (Household Durables)	352	14,612
Lennar Corp. - Class A (Household Durables)	448	18,883
Leucadia National Corp. (Diversified Financial Services)	864	14,308
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	736	35,924
Lincoln National Corp. (Insurance)	640	25,254
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	608	25,980
Lockheed Martin Corp. (Aerospace & Defense)	672	141,792
Loews Corp. (Insurance)	704	26,055
Lowe’s Cos., Inc. (Specialty Retail)	2,336	167,399
LyondellBasell Industries N.V. - Class A (Chemicals)	928	72,356
M&T Bank Corp. (Banks)	416	45,835
Macy’s, Inc. (Multiline Retail)	800	32,328
Mallinckrodt PLC* (Pharmaceuticals)	288	16,730
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,728	16,813
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,376	57,503
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	481	29,446
Marsh & McLennan Cos., Inc. (Insurance)	1,344	71,676
Martin Marietta Materials, Inc. (Construction Materials)	160	20,093
Masco Corp. (Building Products)	864	22,801
MasterCard, Inc. - Class A (IT Services)	2,528	225,068
Mattel, Inc. (Leisure Products)	864	23,837
McCormick & Co., Inc. (Food Products)	288	25,335
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,336	289,150
McGraw Hill Financial, Inc. (Diversified Financial Services)	704	59,854
McKesson Corp. (Health Care Providers & Services)	576	92,724
Mead Johnson Nutrition Co. - Class A (Food Products)	512	37,115
Medtronic PLC (Health Care Equipment & Supplies)	3,584	272,098
Merck & Co., Inc. (Pharmaceuticals)	7,136	361,581
MetLife, Inc. (Insurance)	2,848	127,163
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	480	19,152
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	512	22,943
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,784	30,708
Microsoft Corp. (Software)	20,416	1,124,716
Mohawk Industries, Inc.* (Household Durables)	160	26,625
Molson Coors Brewing Co. - Class B (Beverages)	416	37,640
Mondelez International, Inc. - Class A (Food Products)	4,064	175,159
Monsanto Co. (Chemicals)	1,120	101,472
Monster Beverage Corp.* (Beverages)	384	51,852
Moody’s Corp. (Diversified Financial Services)	448	39,935
Morgan Stanley (Capital Markets)	3,872	100,207
Motorola Solutions, Inc. (Communications Equipment)	416	27,776
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	416	8,158
Mylan N.V.* (Pharmaceuticals)	1,056	55,641
National Oilwell Varco, Inc. (Energy Equipment & Services)	960	31,238
Navient Corp. (Consumer Finance)	928	8,872
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	736	16,140
Netflix, Inc.* (Internet & Catalog Retail)	1,088	99,922
Newell Rubbermaid, Inc. (Household Durables)	672	26,060
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	416	12,093
Newmont Mining Corp. (Metals & Mining)	1,344	26,826
News Corp. - Class A (Media)	960	12,451
News Corp. - Class B (Media)	288	3,845
NextEra Energy, Inc. (Electric Utilities)	1,184	132,265
Nielsen Holdings PLC (Professional Services)	928	44,693
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	3,456	214,307

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
NiSource, Inc. (Multi-Utilities)	800	$16,808
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,088	35,219
Nordstrom, Inc. (Multiline Retail)	352	17,283
Norfolk Southern Corp. (Road & Rail)	768	54,144
Northern Trust Corp. (Capital Markets)	544	33,772
Northrop Grumman Corp. (Aerospace & Defense)	480	88,829
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	800	8,512
Nucor Corp. (Metals & Mining)	832	32,507
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,312	38,428
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,952	134,356
Omnicom Group, Inc. (Media)	608	44,597
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	544	13,551
Oracle Corp. (Software)	8,192	297,452
O’Reilly Automotive, Inc.* (Specialty Retail)	256	66,790
Owens-Illinois, Inc.* (Containers & Packaging)	416	5,383
PACCAR, Inc. (Machinery)	896	43,967
Parker-Hannifin Corp. (Machinery)	352	34,200
Patterson Cos., Inc. (Health Care Providers & Services)	224	9,511
Paychex, Inc. (IT Services)	832	39,820
PayPal Holdings, Inc.* (IT Services)	2,848	102,927
Pentair PLC (Machinery)	448	21,110
People’s United Financial, Inc. (Banks)	800	11,496
Pepco Holdings, Inc. (Electric Utilities)	640	17,075
PepsiCo, Inc. (Beverages)	3,712	368,602
PerkinElmer, Inc. (Life Sciences Tools & Services)	288	13,916
Perrigo Co. PLC (Pharmaceuticals)	384	55,519
Pfizer, Inc. (Pharmaceuticals)	15,776	481,009
PG&E Corp. (Multi-Utilities)	1,248	68,528
Philip Morris International, Inc. (Tobacco)	3,968	357,160
Phillips 66 (Oil, Gas & Consumable Fuels)	1,216	97,462
Pinnacle West Capital Corp. (Electric Utilities)	288	19,097
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	384	47,597
Pitney Bowes, Inc. (Commercial Services & Supplies)	512	10,025
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	448	18,148
PNC Financial Services Group, Inc. (Banks)	1,312	113,685
PPG Industries, Inc. (Chemicals)	704	66,964
PPL Corp. (Electric Utilities)	1,728	60,584
Praxair, Inc. (Chemicals)	736	73,600
Principal Financial Group, Inc. (Insurance)	704	26,752
Prologis, Inc. (Real Estate Investment Trusts)	1,344	53,048
Prudential Financial, Inc. (Insurance)	1,152	80,732
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,280	52,864
Public Storage (Real Estate Investment Trusts)	384	97,367
PulteGroup, Inc. (Household Durables)	800	13,408
PVH Corp. (Textiles, Apparel & Luxury Goods)	224	16,437
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	352	13,939
QUALCOMM, Inc. (Communications Equipment)	3,840	174,106
Quanta Services, Inc.* (Construction & Engineering)	416	7,779
Quest Diagnostics, Inc. (Health Care Providers & Services)	352	23,116
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	160	18,000
Range Resources Corp. (Oil, Gas & Consumable Fuels)	448	13,243
Raytheon Co. (Aerospace & Defense)	768	98,488
Realty Income Corp. (Real Estate Investment Trusts)	640	35,706
Red Hat, Inc.* (Software)	480	33,624
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	192	80,657
Regions Financial Corp. (Banks)	3,328	27,023
Republic Services, Inc. (Commercial Services & Supplies)	608	26,570
Reynolds American, Inc. (Tobacco)	2,112	105,494
Robert Half International, Inc. (Professional Services)	352	15,407
Rockwell Automation, Inc. (Electrical Equipment)	352	33,641
Rockwell Collins, Inc. (Aerospace & Defense)	352	28,470
Roper Technologies, Inc. (Industrial Conglomerates)	256	44,972
Ross Stores, Inc. (Specialty Retail)	1,024	57,610
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	448	36,718
Ryder System, Inc. (Road & Rail)	128	6,806
salesforce.com, Inc.* (Software)	1,600	108,896
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	512	36,198
SCANA Corp. (Multi-Utilities)	352	22,158
Schlumberger, Ltd. (Energy Equipment & Services)	3,232	233,578
Scripps Networks Interactive, Inc. - Class A (Media)	256	15,608
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	768	22,310
Sealed Air Corp. (Containers & Packaging)	512	20,751
Sempra Energy (Multi-Utilities)	608	57,608
Signet Jewelers, Ltd. (Specialty Retail)	192	22,272
Simon Property Group, Inc. (Real Estate Investment Trusts)	800	149,024
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	480	33,082
SL Green Realty Corp. (Real Estate Investment Trusts)	256	24,732
Snap-on, Inc. (Machinery)	160	25,850
Southwest Airlines Co. (Airlines)	1,664	62,600

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	992	$8,819
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,728	47,434
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	736	38,905
Stanley Black & Decker, Inc. (Machinery)	384	36,227
Staples, Inc. (Specialty Retail)	1,632	14,557
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,808	231,412
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	416	25,892
State Street Corp. (Capital Markets)	1,024	57,068
Stericycle, Inc.* (Commercial Services & Supplies)	224	26,958
Stryker Corp. (Health Care Equipment & Supplies)	800	79,320
SunTrust Banks, Inc. (Banks)	1,312	47,993
Symantec Corp. (Software)	1,728	34,284
Synchrony Financial* (Consumer Finance)	2,144	60,932
Sysco Corp. (Food & Staples Retailing)	1,344	53,505
T. Rowe Price Group, Inc. (Capital Markets)	640	45,408
Target Corp. (Multiline Retail)	1,568	113,554
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	992	56,704
TECO Energy, Inc. (Multi-Utilities)	608	16,489
TEGNA, Inc. (Media)	576	13,830
Tenet Healthcare Corp.* (Health Care Providers & Services)	256	6,943
Teradata Corp.* (IT Services)	352	8,568
Tesoro Corp. (Oil, Gas & Consumable Fuels)	320	27,920
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,592	137,195
Textron, Inc. (Aerospace & Defense)	704	24,091
The ADT Corp. (Commercial Services & Supplies)	416	12,305
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,728	16,416
The Allstate Corp. (Insurance)	992	60,115
The Bank of New York Mellon Corp. (Capital Markets)	2,784	100,836
The Boeing Co. (Aerospace & Defense)	1,600	192,208
The Charles Schwab Corp. (Capital Markets)	3,072	78,428
The Clorox Co. (Household Products)	320	41,296
The Coca-Cola Co. (Beverages)	10,016	429,886
The Dow Chemical Co. (Chemicals)	2,880	120,961
The Dun & Bradstreet Corp. (Professional Services)	96	9,448
The Estee Lauder Cos., Inc. - Class A (Personal Products)	576	49,104
The Gap, Inc. (Specialty Retail)	576	14,239
The Goldman Sachs Group, Inc. (Capital Markets)	1,024	165,437
The Goodyear Tire & Rubber Co. (Auto Components)	672	19,092
The Hershey Co. (Food Products)	352	31,015
The Home Depot, Inc. (Specialty Retail)	3,232	406,457
The Interpublic Group of Cos., Inc. (Media)	1,024	22,979
The JM Smucker Co. - Class A (Food Products)	320	41,062
The Kraft Heinz Co. (Food Products)	1,536	119,900
The Kroger Co. (Food & Staples Retailing)	2,496	96,870
The Macerich Co. (Real Estate Investment Trusts)	352	27,445
The Mosaic Co. (Chemicals)	864	20,822
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	288	17,856
The Priceline Group, Inc.* (Internet & Catalog Retail)	128	136,316
The Procter & Gamble Co. (Household Products)	6,944	567,255
The Progressive Corp. (Insurance)	1,504	47,000
The Sherwin-Williams Co. (Chemicals)	192	49,089
The Southern Co. (Electric Utilities)	2,336	114,277
The TJX Cos., Inc. (Specialty Retail)	1,696	120,823
The Travelers Cos., Inc. (Insurance)	768	82,207
The Walt Disney Co. (Media)	3,904	374,082
The Western Union Co. (IT Services)	1,280	22,835
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,760	33,968
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,024	135,229
Tiffany & Co. (Specialty Retail)	288	18,386
Time Warner Cable, Inc. (Media)	736	133,959
Time Warner, Inc. (Media)	2,048	144,261
Torchmark Corp. (Insurance)	288	15,650
Total System Services, Inc. (IT Services)	448	17,992
Tractor Supply Co. (Specialty Retail)	352	31,085
Transocean, Ltd. (Energy Equipment & Services)	864	9,003
TripAdvisor, Inc.* (Internet & Catalog Retail)	288	19,227
Twenty-First Century Fox, Inc. - Class A (Media)	3,008	81,126
Twenty-First Century Fox, Inc. - Class B (Media)	1,088	29,485
Tyco International PLC (Commercial Services & Supplies)	1,088	37,416
Tyson Foods, Inc. - Class A (Food Products)	768	40,980
U.S. Bancorp (Banks)	4,192	167,932
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	448	38,273
Union Pacific Corp. (Road & Rail)	2,176	156,672
United Continental Holdings, Inc.* (Airlines)	960	46,349
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,792	167,014
United Rentals, Inc.* (Trading Companies & Distributors)	224	10,732
United Technologies Corp. (Aerospace & Defense)	2,112	185,201
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,432	280,069

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	224	$25,231
Unum Group (Insurance)	608	17,413
Urban Outfitters, Inc.* (Specialty Retail)	224	5,125
V.F. Corp. (Textiles, Apparel & Luxury Goods)	864	54,086
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,216	82,530
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	256	19,745
Ventas, Inc. (Real Estate Investment Trusts)	864	47,796
VeriSign, Inc.* (Internet Software & Services)	256	19,354
Verisk Analytics, Inc.* - Class A (Professional Services)	384	28,032
Verizon Communications, Inc. (Diversified Telecommunication Services)	10,400	519,688
Vertex Pharmaceuticals, Inc.* (Biotechnology)	640	58,080
Viacom, Inc. - Class B (Media)	896	40,893
Visa, Inc. - Class A (IT Services)	4,992	371,853
Vornado Realty Trust (Real Estate Investment Trusts)	448	39,630
Vulcan Materials Co. (Construction Materials)	352	31,046
W.W. Grainger, Inc. (Trading Companies & Distributors)	160	31,470
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,240	178,573
Wal-Mart Stores, Inc. (Food & Staples Retailing)	4,000	265,440
Waste Management, Inc. (Commercial Services & Supplies)	1,056	55,916
Waters Corp.* (Life Sciences Tools & Services)	224	27,151
WEC Energy Group, Inc. (Multi-Utilities)	800	44,184
Wells Fargo & Co. (Banks)	11,872	596,332
Welltower, Inc. (Real Estate Investment Trusts)	896	55,749
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	608	29,172
WestRock Co. (Containers & Packaging)	672	23,708
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,312	33,600
Whirlpool Corp. (Household Durables)	192	25,803
Whole Foods Market, Inc. (Food & Staples Retailing)	864	25,324
Willis Towers Watson PLC (Insurance)	352	40,293
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	288	18,691
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	192	12,929
Xcel Energy, Inc. (Electric Utilities)	1,312	50,145
Xerox Corp. (IT Services)	2,432	23,712
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	672	33,781
XL Group PLC (Insurance)	768	27,848
Xylem, Inc. (Machinery)	448	16,106
Yahoo!, Inc.* (Internet Software & Services)	2,208	65,158
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,088	78,739
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	448	44,468
Zions Bancorp (Banks)	512	11,612
Zoetis, Inc. (Pharmaceuticals)	1,184	50,971
TOTAL COMMON STOCKS (Cost $22,487,988)		43,401,664

Repurchase Agreements(a)(b)(25.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%-0.32%, dated 1/29/16, due 2/1/16, total to be received $15,114,349	$15,114,000	$15,114,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,114,000)		15,114,000
TOTAL INVESTMENT SECURITIES (Cost $37,601,988) - 100.4%		58,515,664
Net other assets (liabilities) - (0.4)%		(247,067)
NET ASSETS - 100.0%		$58,268,597

*	Non-income producing security
†	Number of shares is less than 0.50
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $8,964,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	134	3/21/16	$12,939,375	$(692,772)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

S&P 500	Goldman Sachs International	2/29/16	0.80%	$16,058,871	$496,999
SPDR S&P 500 ETF	Goldman Sachs International	2/29/16	0.70%	11,425,874	337,224
				27,484,745	$834,223

S&P 500	UBS AG	2/29/16	0.75%	25,266,779	846,707
SPDR S&P 500 ETF	UBS AG	2/29/16	0.75%	7,626,917	230,382
				32,893,696	1,077,089

				$60,378,441	$1,911,312

^	Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

UltraBull ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$1,088,996	1.9%
Air Freight & Logistics	300,766	0.5%
Airlines	260,621	0.4%
Auto Components	141,408	0.2%
Automobiles	245,205	0.4%
Banks	2,464,515	4.3%
Beverages	1,051,633	1.8%
Biotechnology	1,466,197	2.5%
Building Products	38,304	0.1%
Capital Markets	831,503	1.4%
Chemicals	855,930	1.5%
Commercial Services & Supplies	188,436	0.3%
Communications Equipment	577,943	1.0%
Construction & Engineering	36,134	0.1%
Construction Materials	51,139	0.1%
Consumer Finance	324,621	0.6%
Containers & Packaging	123,132	0.2%
Distributors	33,089	0.1%
Diversified Consumer Services	20,702	NM
Diversified Financial Services	908,453	1.6%
Diversified Telecommunication Services	1,171,519	2.0%
Electric Utilities	833,183	1.4%
Electrical Equipment	198,562	0.3%
Electronic Equipment, Instruments & Components	163,226	0.3%
Energy Equipment & Services	461,278	0.8%
Food & Staples Retailing	1,060,963	1.8%
Food Products	784,582	1.3%
Gas Utilities	20,339	NM
Health Care Equipment & Supplies	939,691	1.6%
Health Care Providers & Services	1,152,839	2.0%
Health Care Technology	44,552	0.1%
Hotels, Restaurants & Leisure	827,114	1.4%
Household Durables	172,694	0.3%
Household Products	910,194	1.6%
Independent Power and Renewable Electricity Producers	24,928	NM
Industrial Conglomerates	1,116,959	1.9%
Insurance	1,163,424	2.0%
Internet & Catalog Retail	866,868	1.5%
Internet Software & Services	1,951,873	3.4%
IT Services	1,600,721	2.7%
Leisure Products	45,230	0.1%
Life Sciences Tools & Services	268,274	0.5%
Machinery	514,405	0.9%
Media	1,365,205	2.3%
Metals & Mining	97,369	0.2%
Multiline Retail	291,732	0.5%
Multi-Utilities	552,773	0.9%
Oil, Gas & Consumable Fuels	2,424,440	4.3%
Personal Products	49,104	0.1%
Pharmaceuticals	2,534,369	4.4%
Professional Services	128,050	0.2%
Real Estate Investment Trusts	1,245,945	2.1%
Real Estate Management & Development	20,586	NM
Road & Rail	311,778	0.5%
Semiconductors & Semiconductor Equipment	1,006,742	1.7%
Software	1,950,457	3.3%
Specialty Retail	1,141,628	2.0%
Technology Hardware, Storage & Peripherals	1,720,953	3.0%
Textiles, Apparel & Luxury Goods	416,663	0.7%
Tobacco	769,671	1.3%
Trading Companies & Distributors	72,054	0.1%
Other **	14,866,933	25.5%
Total	$58,268,597	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks (78.4%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Catalog Retail)	515	$3,659
2U, Inc.* (Diversified Consumer Services)	412	8,318
8x8, Inc.* (Diversified Telecommunication Services)	1,339	16,817
A. Schulman, Inc. (Chemicals)	412	10,432
A10 Networks, Inc.* (Software)	721	4,268
AAON, Inc. (Building Products)	618	13,306
AAR Corp. (Aerospace & Defense)	515	10,820
Abaxis, Inc. (Health Care Equipment & Supplies)	309	13,457
Abengoa Yield PLC (Independent Power and Renewable Electricity Producers)	618	10,475
Abercrombie & Fitch Co. - Class A (Specialty Retail)	927	24,324
ABIOMED, Inc.* (Health Care Equipment & Supplies)	515	43,945
ABM Industries, Inc. (Commercial Services & Supplies)	721	21,652
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,957	2,231
Acacia Research Corp. (Professional Services)	824	3,082
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,030	21,311
Acadia Realty Trust (Real Estate Investment Trusts)	927	31,611
ACCO Brands Corp.* (Commercial Services & Supplies)	1,648	10,003
Accuray, Inc.* (Health Care Equipment & Supplies)	1,339	7,137
Accuride Corp.* (Machinery)	1,133	953
Aceto Corp. (Health Care Providers & Services)	412	9,414
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,648	11,140
ACI Worldwide, Inc.* (Software)	1,442	25,812
Acorda Therapeutics, Inc.* (Biotechnology)	618	22,755
Actua Corp.* (Internet Software & Services)	618	5,846
Actuant Corp. - Class A (Machinery)	824	19,183
Acxiom Corp.* (IT Services)	1,030	19,261
ADTRAN, Inc. (Communications Equipment)	824	14,964
Advanced Drainage Systems, Inc. (Building Products)	515	11,629
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	618	17,353
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,446	18,581
Advaxis, Inc.* (Biotechnology)	515	3,512
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	412	2,917
Aegion Corp.* (Construction & Engineering)	618	11,143
Aerohive Networks, Inc.* (Communications Equipment)	618	2,898
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	824	13,555
Affymetrix, Inc.* (Life Sciences Tools & Services)	1,133	15,896
AG Mortgage Investment Trust, Inc. (Real Estate Investment Trusts)	515	6,041
Agenus, Inc.* (Biotechnology)	1,236	3,893
Air Methods Corp.* (Health Care Providers & Services)	515	20,054
Air Transport Services Group, Inc.* (Air Freight & Logistics)	824	8,018
Aircastle, Ltd. (Trading Companies & Distributors)	824	14,148
AK Steel Holding Corp.* (Metals & Mining)	2,678	5,463
Akebia Therapeutics, Inc.* (Biotechnology)	515	3,775
Albany International Corp. - Class A (Machinery)	412	13,975
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	412	6,724
Alexander & Baldwin, Inc. (Real Estate Management & Development)	618	18,725
Alimera Sciences, Inc.* (Pharmaceuticals)	927	2,141
ALLETE, Inc. (Electric Utilities)	618	32,692
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	515	6,479
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	515	4,918
Altisource Residential Corp. (Real Estate Investment Trusts)	824	8,199
Altra Industrial Motion Corp. (Machinery)	412	9,254
AMAG Pharmaceuticals, Inc.* (Biotechnology)	412	9,439
Ambac Financial Group, Inc.* (Insurance)	618	8,677
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	412	16,348
Amedisys, Inc.* (Health Care Providers & Services)	412	14,729
American Assets Trust, Inc. (Real Estate Investment Trusts)	515	19,256
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,030	13,205
American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	721	9,395
American Eagle Outfitters, Inc. (Specialty Retail)	2,472	36,189
American Equity Investment Life Holding Co. (Insurance)	1,030	18,736
American Residential Properties, Inc. (Real Estate Investment Trusts)	515	8,724
American Software, Inc. - Class A (Software)	515	5,011
American States Water Co. (Water Utilities)	515	23,381
American Vanguard Corp. (Chemicals)	515	5,799
Ameris Bancorp (Banks)	515	14,899
Amicus Therapeutics, Inc.* (Biotechnology)	1,339	8,088
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,545	9,486

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	618	$17,409
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	515	6,206
AmSurg Corp.* (Health Care Providers & Services)	618	45,232
Anacor Pharmaceuticals, Inc.* (Biotechnology)	515	38,691
Angie’s List, Inc.* (Internet Software & Services)	927	7,870
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	412	4,664
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	412	20,369
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	2,987	3,674
Anthera Pharmaceuticals, Inc.* (Biotechnology)	721	2,329
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	1,751	7,459
Apogee Enterprises, Inc. (Building Products)	412	16,389
Apollo Commercial Real Estate Finance, Inc. (Real Estate Investment Trusts)	824	13,102
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	1,236	9,814
Apollo Residential Mortgage, Inc. (Real Estate Investment Trusts)	515	5,588
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	515	19,797
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	1,339	7,445
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	824	1,063
Aratana Therapeutics, Inc.* (Pharmaceuticals)	515	1,736
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	824	3,041
ArcBest Corp. (Road & Rail)	412	8,458
Archrock, Inc. (Energy Equipment & Services)	927	5,562
Arena Pharmaceuticals, Inc.* (Biotechnology)	3,399	5,132
Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	515	5,490
Argo Group International Holdings, Ltd. (Insurance)	412	23,414
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,266	11,375
Arlington Asset Investment Corp. - Class A (Capital Markets)	412	4,573
Armada Hoffler Properties, Inc. (Real Estate Investment Trusts)	515	5,547
ARMOUR Residential REIT, Inc. (Real Estate Investment Trusts)	618	12,045
Array BioPharma, Inc.* (Biotechnology)	1,957	6,047
Arrowhead Research Corp.* (Biotechnology)	1,030	3,584
Asbury Automotive Group, Inc.* (Specialty Retail)	309	14,548
Ascena Retail Group, Inc.* (Specialty Retail)	1,854	13,683
Ashford Hospitality Prime, Inc. (Real Estate Investment Trusts)	412	4,528
Ashford Hospitality Trust, Inc. (Real Estate Investment Trusts)	1,236	6,872
Aspen Technology, Inc.* (Software)	1,030	33,413
Astoria Financial Corp. (Thrifts & Mortgage Finance)	1,236	18,701
Atlantic Power Corp. (Independent Power and Renewable Electricity Producers)	2,266	4,237
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	309	11,350
AtriCure, Inc.* (Health Care Equipment & Supplies)	412	7,202
Atwood Oceanics, Inc. (Energy Equipment & Services)	824	5,051
AVG Technologies N.V.* (Software)	618	11,662
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	515	3,657
Avista Corp. (Multi-Utilities)	824	30,513
AVX Corp. (Electronic Equipment, Instruments & Components)	721	8,277
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,163	5,667
Axiall Corp. (Chemicals)	927	16,621
AZZ, Inc. (Electrical Equipment)	309	15,907
B&G Foods, Inc. - Class A (Food Products)	721	26,259
Balchem Corp. (Chemicals)	412	23,130
Banc of California, Inc. (Banks)	618	9,332
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	412	9,608
BancorpSouth, Inc. (Banks)	1,236	25,808
Bank Mutual Corp. (Thrifts & Mortgage Finance)	927	7,305
Bank of the Ozarks, Inc. (Banks)	927	41,102
Bankrate, Inc.* (Internet Software & Services)	1,030	11,783
Barnes & Noble Education, Inc.* (Specialty Retail)	412	4,540
Barnes & Noble, Inc. (Specialty Retail)	721	6,323
Barnes Group, Inc. (Machinery)	721	23,440
Basic Energy Services, Inc.* (Energy Equipment & Services)	824	1,895
Bazaarvoice, Inc.* (Internet Software & Services)	1,133	4,101
BBCN Bancorp, Inc. (Banks)	1,133	17,222
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	618	25,028
Beazer Homes USA, Inc.* (Household Durables)	412	3,523
bebe Stores, Inc. (Specialty Retail)	1,545	597
Belden, Inc. (Electronic Equipment, Instruments & Components)	515	22,001
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,339	11,328
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	721	15,141

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Beneficial Bancorp, Inc.* (Thrifts & Mortgage Finance)	1,133	$14,672
Berkshire Hills Bancorp, Inc. (Banks)	412	11,445
Berry Plastics Group, Inc.* (Containers & Packaging)	1,442	44,846
BGC Partners, Inc. - Class A (Capital Markets)	2,472	22,619
Big Lots, Inc. (Multiline Retail)	721	27,960
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	927	3,430
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,030	7,179
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	824	3,337
BioScrip, Inc.* (Health Care Providers & Services)	1,545	2,766
BioTelemetry, Inc.* (Health Care Providers & Services)	618	5,834
BioTime, Inc.* (Biotechnology)	1,236	2,991
Black Diamond, Inc.* (Leisure Products)	515	2,338
Black Hills Corp. (Multi-Utilities)	618	30,455
Blackbaud, Inc. (Software)	618	37,995
Blackhawk Network Holdings, Inc.* (IT Services)	721	27,174
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,545	27,285
Blount International, Inc.* (Machinery)	824	7,663
Blucora, Inc.* (Internet Software & Services)	618	5,333
Blue Hills Bancorp, Inc. (Banks)	515	7,571
BNC Bancorp (Banks)	412	9,567
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	309	12,650
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	721	4,398
Boise Cascade Co.* (Paper & Forest Products)	515	10,640
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	721	2,055
Boston Private Financial Holdings, Inc. (Banks)	1,133	11,727
Bottomline Technologies, Inc.* (Software)	618	17,811
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	1,133	20,179
Brady Corp. - Class A (Commercial Services & Supplies)	618	13,868
Briggs & Stratton Corp. (Machinery)	618	12,150
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	515	36,137
Brightcove, Inc.* (Internet Software & Services)	721	3,994
Bristow Group, Inc. (Energy Equipment & Services)	412	9,583
BroadSoft, Inc.* (Software)	412	14,095
Brookline Bancorp, Inc. (Thrifts & Mortgage Finance)	1,030	11,495
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,030	9,816
Builders FirstSource, Inc.* (Building Products)	721	5,790
Burlington Stores, Inc.* (Multiline Retail)	927	49,808
C&J Energy Services, Ltd.* (Energy Equipment & Services)	824	2,027
Cabot Microelectronics Corp.* (Semiconductors & Semiconductor Equipment)	309	12,558
CACI International, Inc.* - Class A (IT Services)	309	25,669
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	927	5,562
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,030	7,138
CalAmp Corp.* (Communications Equipment)	515	8,755
CalAtlantic Group, Inc. (Household Durables)	412	13,386
Caleres, Inc. (Specialty Retail)	618	16,612
Calgon Carbon Corp. (Chemicals)	721	11,673
California Water Service Group (Water Utilities)	721	18,090
Calix, Inc.* (Communications Equipment)	824	6,328
Callaway Golf Co. (Leisure Products)	1,236	10,766
Callidus Software, Inc.* (Software)	824	12,714
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,133	7,761
Cal-Maine Foods, Inc. (Food Products)	412	20,794
Cambrex Corp.* (Life Sciences Tools & Services)	412	14,272
Campus Crest Communities, Inc.* (Real Estate Investment Trusts)	1,236	8,553
Cantel Medical Corp. (Health Care Equipment & Supplies)	412	24,460
Capital Bank Financial Corp. - Class A (Banks)	309	9,409
Capital Senior Living Corp.* (Health Care Providers & Services)	412	7,552
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,854	22,749
Capstead Mortgage Corp. (Real Estate Investment Trusts)	1,339	12,506
Cardinal Financial Corp. (Banks)	515	9,821
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	412	3,481
Cardtronics, Inc.* (IT Services)	618	19,041
Career Education Corp.* (Diversified Consumer Services)	1,545	4,450
CareTrust REIT, Inc. (Real Estate Investment Trusts)	618	6,341
Carmike Cinemas, Inc.* (Media)	412	9,138
Carpenter Technology Corp. (Metals & Mining)	618	17,156
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	618	16,766
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	618	8,256
Cascade Bancorp* (Banks)	824	4,450
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	927	5,516
Casey’s General Stores, Inc. (Food & Staples Retailing)	515	62,181

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Cash America International, Inc. (Consumer Finance)	412	$12,335
Castle Brands, Inc.* (Beverages)	2,472	2,818
Castlight Health, Inc.* - Class B (Health Care Technology)	721	2,387
Catalent, Inc.* (Pharmaceuticals)	1,030	24,236
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,545	2,874
CatchMark Timber Trust, Inc. - Class A (Real Estate Investment Trusts)	721	7,852
Cathay General Bancorp (Banks)	1,030	28,840
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	721	41,652
CBIZ, Inc.* (Professional Services)	824	8,322
CEB, Inc. (Professional Services)	412	24,299
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	1,339	9,453
Celadon Group, Inc. (Road & Rail)	412	3,271
Celldex Therapeutics, Inc.* (Biotechnology)	1,236	10,259
Cempra, Inc.* (Pharmaceuticals)	412	7,099
CenterState Banks, Inc. (Banks)	721	10,231
Central European Media Enterprises, Ltd.* - Class A (Media)	2,060	5,315
Central Garden & Pet Co.* - Class A (Household Products)	721	9,964
Central Pacific Financial Corp. (Banks)	412	8,631
Century Aluminum Co.* (Metals & Mining)	824	3,889
Cepheid* (Biotechnology)	927	27,300
Cerus Corp.* (Health Care Equipment & Supplies)	1,648	8,949
Chart Industries, Inc.* (Machinery)	412	6,679
Chatham Lodging Trust (Real Estate Investment Trusts)	515	9,713
Checkpoint Systems, Inc. (Electronic Equipment, Instruments & Components)	721	4,672
Chegg, Inc.* (Diversified Consumer Services)	1,236	7,169
Chemical Financial Corp. (Banks)	515	16,408
ChemoCentryx, Inc.* (Biotechnology)	618	2,299
Chemtura Corp.* (Chemicals)	927	24,324
Chesapeake Lodging Trust (Real Estate Investment Trusts)	824	20,699
Chico’s FAS, Inc. (Specialty Retail)	1,854	19,263
Chimerix, Inc.* (Biotechnology)	515	3,966
Christopher & Banks Corp.* (Specialty Retail)	1,030	1,782
Ciber, Inc.* (IT Services)	1,648	5,356
Ciena Corp.* (Communications Equipment)	1,545	27,455
Cimpress N.V.* (Internet Software & Services)	412	32,351
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	3,090	10,012
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	824	28,609
Citizens, Inc.* (Insurance)	927	6,007
Civeo Corp.* (Commercial Services & Supplies)	2,060	2,225
CLARCOR, Inc. (Machinery)	618	28,959
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,236	3,312
Cleco Corp. (Electric Utilities)	721	38,314
Cliffs Natural Resources, Inc.* (Metals & Mining)	2,369	3,814
Clifton Bancorp, Inc. (Thrifts & Mortgage Finance)	515	7,431
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,236	1,854
Clovis Oncology, Inc.* (Biotechnology)	309	6,464
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	618	7,397
CNO Financial Group, Inc. (Insurance)	2,472	43,012
CoBiz Financial, Inc. (Banks)	618	6,792
Coeur Mining, Inc.* (Metals & Mining)	2,060	4,553
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	618	20,646
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	309	23,876
Coherus Biosciences, Inc.* (Biotechnology)	412	5,463
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	515	6,237
Colony Capital, Inc. - Class A (Real Estate Investment Trusts)	1,442	24,846
Colony Starwood Homes (Real Estate Investment Trusts)	515	11,083
Columbia Banking System, Inc. (Banks)	721	21,363
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	412	22,734
Comfort Systems USA, Inc. (Construction & Engineering)	515	14,595
Commercial Metals Co. (Metals & Mining)	1,545	21,506
Commercial Vehicle Group, Inc.* (Machinery)	721	2,235
Community Bank System, Inc. (Banks)	515	19,385
CommVault Systems, Inc.* (Software)	618	23,187
comScore, Inc.* (Internet Software & Services)	412	15,874
CONMED Corp. (Health Care Equipment & Supplies)	412	15,219
ConnectOne Bancorp, Inc. (Banks)	515	8,564
Conn’s, Inc.* (Specialty Retail)	412	5,076
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	721	14,449
Constant Contact, Inc.* (Internet Software & Services)	515	16,279
Continental Building Products, Inc.* (Building Products)	515	7,694
Convergys Corp. (IT Services)	1,236	30,208
Cooper Tire & Rubber Co. (Auto Components)	721	26,288
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,133	4,135
Core-Mark Holding Co., Inc. (Distributors)	309	25,119
CorEnergy Infrastructure Trust, Inc.* (Real Estate Investment Trusts)	103	1,627

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
CoreSite Realty Corp. (Real Estate Investment Trusts)	309	$19,819
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	824	1,656
CorMedix, Inc.* (Biotechnology)	927	1,650
Cornerstone OnDemand, Inc.* (Internet Software & Services)	721	22,127
Cousins Properties, Inc. (Real Estate Investment Trusts)	2,781	23,972
Cowen Group, Inc.* - Class A (Capital Markets)	1,751	5,008
Crawford & Co. (Insurance)	618	2,812
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	515	20,286
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,133	10,435
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	618	8,899
Crown Media Holdings, Inc.* (Media)	927	4,162
CryoLife, Inc. (Health Care Equipment & Supplies)	515	5,062
CSG Systems International, Inc. (IT Services)	515	17,994
CTI BioPharma Corp.* (Biotechnology)	3,090	3,893
CTS Corp. (Electronic Equipment, Instruments & Components)	515	8,111
CubeSmart (Real Estate Investment Trusts)	2,060	64,456
Cumulus Media, Inc.* - Class A (Media)	2,884	756
Curis, Inc.* (Biotechnology)	2,163	3,547
Curtiss-Wright Corp. (Aerospace & Defense)	618	42,641
Customers Bancorp, Inc.* (Banks)	412	10,341
CVB Financial Corp. (Banks)	1,442	22,077
Cvent, Inc.* (Internet Software & Services)	412	10,881
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	309	11,186
CyrusOne, Inc. (Real Estate Investment Trusts)	721	26,569
CYS Investments, Inc. (Real Estate Investment Trusts)	2,163	14,903
Cytokinetics, Inc.* (Biotechnology)	824	6,345
CytRx Corp.* (Biotechnology)	1,339	2,464
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	618	4,963
Dana Holding Corp. (Auto Components)	2,060	24,493
Darling Ingredients, Inc.* (Food Products)	2,163	19,445
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	309	11,207
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	1,133	40,549
Dean Foods Co. (Food Products)	1,236	24,695
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	412	20,378
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	412	6,526
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	721	12,271
Deluxe Corp. (Commercial Services & Supplies)	618	34,545
Demandware, Inc.* (Internet Software & Services)	412	17,481
Denny’s Corp.* (Hotels, Restaurants & Leisure)	1,236	11,581
Depomed, Inc.* (Pharmaceuticals)	824	12,640
Destination XL Group, Inc.* (Specialty Retail)	927	3,986
DeVry Education Group, Inc. (Diversified Consumer Services)	824	16,398
DHI Group, Inc.* (Internet Software & Services)	824	7,671
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,442	8,335
Diamond Foods, Inc.* (Food Products)	412	15,120
Diamond Resorts International, Inc.* (Hotels, Restaurants & Leisure)	618	11,384
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	2,575	21,373
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	824	22,841
Digi International, Inc.* (Communications Equipment)	515	4,697
Digital Turbine, Inc.* (Software)	1,339	1,767
DigitalGlobe, Inc.* (Aerospace & Defense)	927	12,144
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	515	8,853
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	515	9,852
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	515	14,013
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	412	4,359
Dorman Products, Inc.* (Auto Components)	412	17,840
Douglas Dynamics, Inc. (Machinery)	412	8,182
DreamWorks Animation SKG, Inc.* - Class A (Media)	1,030	26,409
Drew Industries, Inc. (Auto Components)	309	17,737
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	515	4,929
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	824	27,332
Durect Corp.* (Pharmaceuticals)	2,369	2,843
Dycom Industries, Inc.* (Construction & Engineering)	412	27,299
Dynavax Technologies Corp.* (Biotechnology)	412	9,925
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	1,545	18,293
Dynex Capital, Inc. (Real Estate Investment Trusts)	927	5,562
Eagle Bancorp, Inc.* (Banks)	412	19,463
Eagle Bulk Shipping, Inc.* (Marine)	618	816
EarthLink Holdings Corp. (Internet Software & Services)	1,545	9,146
EastGroup Properties, Inc. (Real Estate Investment Trusts)	412	21,997
Ebix, Inc. (Software)	412	14,057
Echo Global Logistics, Inc.* (Air Freight & Logistics)	412	9,068

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	1,030	$1,246
Education Realty Trust, Inc. (Real Estate Investment Trusts)	618	24,151
El Paso Electric Co. (Electric Utilities)	515	21,079
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	721	7,441
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	618	25,572
Elizabeth Arden, Inc.* (Personal Products)	515	4,120
Ellie Mae, Inc.* (Software)	412	28,770
EMCOR Group, Inc. (Construction & Engineering)	824	37,656
EMCORE Corp.* (Communications Equipment)	721	4,369
Emergent BioSolutions, Inc.* (Biotechnology)	412	15,079
Employers Holdings, Inc. (Insurance)	515	12,829
Encore Capital Group, Inc.* (Consumer Finance)	412	9,443
Endocyte, Inc.* (Pharmaceuticals)	927	3,105
Endologix, Inc.* (Health Care Equipment & Supplies)	927	6,610
Endurance International Group Holdings, Inc.* (Internet Software & Services)	824	7,564
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	824	1,928
Energy XXI, Ltd. (Oil, Gas & Consumable Fuels)	1,957	1,697
EnerNOC, Inc.* (Software)	515	2,704
EnerSys (Electrical Equipment)	515	24,941
Ennis, Inc. (Commercial Services & Supplies)	412	8,228
Enova International, Inc.* (Consumer Finance)	412	2,295
Enphase Energy, Inc.* (Electrical Equipment)	618	1,502
EnPro Industries, Inc. (Machinery)	309	13,741
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	1,854	21,618
Entercom Communications Corp.* - Class A (Media)	515	5,402
Entravision Communications Corp. - Class A (Media)	1,030	7,684
Envestnet, Inc.* (Internet Software & Services)	515	12,077
EPAM Systems, Inc.* (IT Services)	618	46,288
Epiq Systems, Inc. (Software)	515	6,448
Epizyme, Inc.* (Biotechnology)	412	3,745
EPR Properties (Real Estate Investment Trusts)	721	43,223
Equity One, Inc. (Real Estate Investment Trusts)	927	25,696
Eros International PLC* (Media)	412	3,621
ESCO Technologies, Inc. (Machinery)	412	14,185
Essendant, Inc. (Commercial Services & Supplies)	515	15,378
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	721	12,956
Esterline Technologies Corp.* (Aerospace & Defense)	412	32,429
Ethan Allen Interiors, Inc. (Household Durables)	412	11,000
Euronet Worldwide, Inc.* (IT Services)	618	49,297
EverBank Financial Corp. (Thrifts & Mortgage Finance)	1,236	17,391
Evercore Partners, Inc. - Class A (Capital Markets)	412	18,610
Everi Holdings, Inc.* (IT Services)	1,133	3,184
EVERTEC, Inc. (IT Services)	927	12,737
EVINE Live, Inc.* (Internet & Catalog Retail)	1,442	1,759
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	618	2,880
Exact Sciences Corp.* (Biotechnology)	1,133	7,444
ExamWorks Group, Inc.* (Health Care Providers & Services)	515	14,142
Exar Corp.* (Semiconductors & Semiconductor Equipment)	721	3,966
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,708	4,413
Exelixis, Inc.* (Biotechnology)	2,987	13,800
ExlService Holdings, Inc.* (IT Services)	515	22,485
Exponent, Inc. (Professional Services)	412	21,140
Express, Inc.* (Specialty Retail)	1,133	19,216
Exterran Corp.* (Energy Equipment & Services)	412	6,806
Extreme Networks, Inc.* (Communications Equipment)	2,060	5,686
EZCORP, Inc.* - Class A (Consumer Finance)	927	2,818
F.N.B. Corp. (Banks)	2,266	27,305
Fabrinet* (Electronic Equipment, Instruments & Components)	515	12,829
Fair Isaac Corp. (Software)	412	39,375
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	1,545	31,657
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	1,030	2,524
FCB Financial Holdings, Inc.* - Class A (Banks)	412	13,851
Federal Signal Corp. (Machinery)	927	13,710
Federal-Mogul Holdings Corp.* (Auto Components)	618	2,948
FEI Co. (Electronic Equipment, Instruments & Components)	515	37,313
FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	1,957	13,621
Ferro Corp.* (Chemicals)	1,030	9,569
Ferroglobe PLC (Metals & Mining)	927	7,880
Fibrocell Science, Inc.* (Biotechnology)	721	1,853
FibroGen, Inc.* (Biotechnology)	721	14,622
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	412	14,997
Financial Engines, Inc. (Capital Markets)	721	19,445
Finisar Corp.* (Communications Equipment)	1,339	17,005
First American Financial Corp. (Insurance)	1,339	46,020

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
First BanCorp.* (Banks)	1,751	$4,553
First Busey Corp. (Banks)	412	7,593
First Cash Financial Services, Inc.* (Consumer Finance)	412	14,626
First Commonwealth Financial Corp. (Banks)	1,339	11,689
First Financial Bancorp (Banks)	824	13,184
First Financial Bankshares, Inc. (Banks)	824	21,523
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	1,442	29,691
First Merchants Corp. (Banks)	515	11,773
First Midwest Bancorp, Inc. (Banks)	1,030	17,953
First Potomac Realty Trust (Real Estate Investment Trusts)	927	9,075
FirstMerit Corp. (Banks)	2,060	39,922
Five Below, Inc.* (Specialty Retail)	721	25,401
Five Star Quality Care, Inc.* (Health Care Providers & Services)	1,030	2,616
Five9, Inc.* (Internet Software & Services)	721	6,006
Fleetmatics Group PLC* (Software)	515	22,356
Flotek Industries, Inc.* (Chemicals)	824	5,504
Fluidigm Corp.* (Life Sciences Tools & Services)	412	2,765
Flushing Financial Corp. (Banks)	515	11,330
FNFV Group* (Diversified Financial Services)	1,133	10,628
Foamix Pharmaceuticals, Ltd.* (Pharmaceuticals)	515	3,337
Forestar Group, Inc.* (Real Estate Management & Development)	618	5,611
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	927	7,703
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	824	9,237
Forward Air Corp. (Air Freight & Logistics)	412	17,782
Francesca’s Holdings Corp.* (Specialty Retail)	721	13,144
Franklin Electric Co., Inc. (Electrical Equipment)	618	16,859
Franklin Street Properties Corp. (Real Estate Investment Trusts)	1,236	12,063
Fred’s, Inc. - Class A (Multiline Retail)	618	10,197
Fresh Del Monte Produce, Inc. (Food Products)	412	16,814
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	2,163	4,715
FTI Consulting, Inc.* (Professional Services)	515	17,453
FuelCell Energy, Inc.* (Electrical Equipment)	412	2,196
Fulton Financial Corp. (Banks)	2,266	29,118
Furmanite Corp.* (Construction & Engineering)	721	3,778
FutureFuel Corp. (Chemicals)	515	6,448
GAIN Capital Holdings, Inc. (Diversified Financial Services)	618	4,301
Galena Biopharma, Inc.* (Biotechnology)	3,296	2,208
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	618	4,616
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	1,751	2,084
Generac Holdings, Inc.* (Electrical Equipment)	927	26,346
General Cable Corp. (Electrical Equipment)	721	8,450
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	515	9,332
Genesco, Inc.* (Specialty Retail)	309	20,437
Genesis Healthcare, Inc.* (Health Care Providers & Services)	824	1,483
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	721	3,814
Gentherm, Inc.* (Auto Components)	515	20,605
Geron Corp.* (Biotechnology)	2,472	7,540
Getty Realty Corp. (Real Estate Investment Trusts)	417	7,456
Gibraltar Industries, Inc.* (Building Products)	515	10,939
Gigamon, Inc.* (Software)	412	10,774
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	515	25,420
Glacier Bancorp, Inc. (Banks)	1,030	24,298
Global Eagle Entertainment, Inc.* (Media)	721	7,282
Globalstar, Inc.* (Diversified Telecommunication Services)	6,798	8,701
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	927	23,129
Glu Mobile, Inc.* (Software)	1,854	4,097
Gogo, Inc.* (Internet Software & Services)	824	11,989
Golden Ocean Group, Ltd.* (Marine)	1,442	1,072
Government Properties Income Trust (Real Estate Investment Trusts)	927	12,728
Gramercy Property Trust (Real Estate Investment Trusts)	3,090	22,588
Grand Canyon Education, Inc.* (Diversified Consumer Services)	618	23,268
Granite Construction, Inc. (Construction & Engineering)	515	19,894
Gray Television, Inc.* (Media)	927	12,190
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,133	3,898
Great Western Bancorp, Inc. (Banks)	618	16,142
Greatbatch, Inc.* (Health Care Equipment & Supplies)	309	11,930
Green Dot Corp.* - Class A (Consumer Finance)	618	10,982
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	515	9,759
Greenhill & Co., Inc. (Capital Markets)	412	9,797
Greenlight Capital Re, Ltd.* - Class A (Insurance)	412	8,001
Greif, Inc. - Class A (Containers & Packaging)	412	10,889
Griffon Corp. (Building Products)	515	7,818
Group 1 Automotive, Inc. (Specialty Retail)	309	16,578
GrubHub, Inc.* (Internet Software & Services)	927	17,474

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
GSI Group, Inc.* (Electronic Equipment, Instruments & Components)	618	$7,638
GTT Communications, Inc.* (Internet Software & Services)	412	6,135
GUESS?, Inc. (Specialty Retail)	824	15,277
Guidewire Software, Inc.* (Software)	927	51,022
GulfMark Offshore, Inc.* - Class A (Energy Equipment & Services)	515	1,952
H&E Equipment Services, Inc. (Trading Companies & Distributors)	515	6,000
H.B. Fuller Co. (Chemicals)	618	23,002
Haemonetics Corp.* (Health Care Equipment & Supplies)	721	22,812
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	1,236	680
Halozyme Therapeutics, Inc.* (Biotechnology)	1,339	11,783
Halyard Health, Inc.* (Health Care Equipment & Supplies)	618	15,326
Hampton Roads Bankshares, Inc.* (Banks)	1,648	2,983
Hancock Holding Co. (Banks)	1,030	24,679
Hanger, Inc.* (Health Care Providers & Services)	515	6,947
Hanmi Financial Corp. (Banks)	515	11,176
Hannon Armstrong Sustainable, Inc. (Real Estate Investment Trusts)	515	9,244
Harmonic, Inc.* (Communications Equipment)	1,442	4,759
Harsco Corp. (Machinery)	1,133	7,297
Harte-Hanks, Inc. (Media)	927	3,170
Harvard Apparatus Regenerative Technology, Inc.* (Biotechnology)	1	1
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	824	2,447
Hatteras Financial Corp. (Real Estate Investment Trusts)	1,339	16,416
Hawaiian Holdings, Inc.* (Airlines)	721	25,387
Headwaters, Inc.* (Construction Materials)	1,030	16,450
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	1,339	38,885
Healthcare Services Group, Inc. (Commercial Services & Supplies)	927	32,788
HealthEquity, Inc.* (Health Care Providers & Services)	515	11,098
HealthSouth Corp. (Health Care Providers & Services)	1,133	40,550
HealthStream, Inc.* (Health Care Technology)	412	9,023
Healthways, Inc.* (Health Care Providers & Services)	618	7,268
Heartland Express, Inc. (Road & Rail)	721	12,365
Heartland Payment Systems, Inc. (IT Services)	515	47,421
Hecla Mining Co. (Metals & Mining)	5,253	9,771
HEICO Corp. - Class A (Aerospace & Defense)	515	23,896
Helen of Troy, Ltd.* (Household Durables)	412	36,821
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,442	5,811
Heritage Financial Corp. (Banks)	515	9,327
Heritage Insurance Holdings, Inc. (Insurance)	412	8,166
Heritage Oaks Bancorp (Banks)	618	4,759
Herman Miller, Inc. (Commercial Services & Supplies)	824	21,111
Heron Therapeutics, Inc.* (Biotechnology)	412	8,648
Hersha Hospitality Trust (Real Estate Investment Trusts)	721	12,668
HFF, Inc. - Class A (Capital Markets)	515	14,714
Hibbett Sports, Inc.* (Specialty Retail)	309	9,937
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,133	47,914
Hill International, Inc.* (Professional Services)	927	3,133
Hillenbrand, Inc. (Machinery)	824	22,314
Hilltop Holdings, Inc.* (Banks)	1,030	16,449
HMS Holdings Corp.* (Health Care Technology)	1,236	14,894
HNI Corp. (Commercial Services & Supplies)	618	21,024
Home BancShares, Inc. (Banks)	721	27,910
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	412	8,438
Horace Mann Educators Corp. (Insurance)	515	15,821
Horizon Global Corp.* (Auto Components)	206	1,967
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	515	4,187
Horsehead Holding Corp.* (Metals & Mining)	2,060	530
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,751	31,237
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	2,369	3,648
HRG Group, Inc.* (Household Products)	1,133	13,755
HSN, Inc. (Internet & Catalog Retail)	412	19,389
Hub Group, Inc.* - Class A (Air Freight & Logistics)	515	15,692
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	927	23,555
Huron Consulting Group, Inc.* (Professional Services)	309	17,338
IBERIABANK Corp. (Banks)	515	24,643
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	618	4,104
IDACORP, Inc. (Electric Utilities)	618	43,007
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,751	3,397
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	721	14,997
Imation Corp.* (Technology Hardware, Storage & Peripherals)	1,030	865
IMAX Corp.* (Media)	824	25,593
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	515	4,367
ImmunoGen, Inc.* (Biotechnology)	1,236	10,494
Immunomedics, Inc.* (Biotechnology)	1,751	3,292
Impax Laboratories, Inc.* (Pharmaceuticals)	927	34,735
Imperva, Inc.* (Software)	309	15,932

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
inContact, Inc.* (Diversified Telecommunication Services)	927	$8,019
Independence Realty Trust, Inc. (Real Estate Investment Trusts)	618	4,209
Independent Bank Corp. (Banks)	412	18,833
Independent Bank Corp./MI (Banks)	412	6,238
Infinera Corp.* (Communications Equipment)	1,648	25,247
Infinity Pharmaceuticals, Inc.* (Biotechnology)	824	5,117
Infoblox, Inc.* (Software)	721	11,637
InfraREIT, Inc. (Real Estate Investment Trusts)	309	5,973
Inland Real Estate Corp. (Real Estate Investment Trusts)	1,339	14,341
InnerWorkings, Inc.* (Commercial Services & Supplies)	824	5,817
Innospec, Inc. (Chemicals)	309	15,404
Innoviva, Inc. (Pharmaceuticals)	1,133	11,353
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,133	7,568
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	515	14,291
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	515	12,169
Insmed, Inc.* (Biotechnology)	824	10,877
Insulet Corp.* (Health Care Equipment & Supplies)	721	23,923
Insys Therapeutics, Inc.* (Biotechnology)	309	5,361
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	309	18,988
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,854	47,239
Inteliquent, Inc. (Diversified Telecommunication Services)	515	8,848
Intelsat S.A.* (Diversified Telecommunication Services)	618	2,064
InterDigital, Inc. (Communications Equipment)	515	23,196
Interface, Inc. (Commercial Services & Supplies)	927	15,657
Internap Corp.* (Internet Software & Services)	927	3,578
International Bancshares Corp. (Banks)	721	16,720
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	412	14,066
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	1,751	22,763
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	618	7,280
Intralinks Holdings, Inc.* (Internet Software & Services)	721	5,811
Intrepid Potash, Inc.* (Chemicals)	927	2,021
Invacare Corp. (Health Care Equipment & Supplies)	515	7,936
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	1,030	8,456
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	1,648	18,655
Investment Technology Group, Inc. (Capital Markets)	515	8,863
Investors Bancorp, Inc. (Banks)	4,326	50,570
Investors Real Estate Trust (Real Estate Investment Trusts)	1,854	12,088
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	412	1,825
ION Geophysical Corp.* (Energy Equipment & Services)	3,811	1,715
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,236	8,603
iRobot Corp.* (Household Durables)	412	13,979
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,751	16,162
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	412	5,216
iStar Financial, Inc.* (Real Estate Investment Trusts)	1,236	12,904
Itron, Inc.* (Electronic Equipment, Instruments & Components)	515	16,974
Ixia* (Communications Equipment)	927	8,871
IXYS Corp. (Semiconductors & Semiconductor Equipment)	412	4,915
j2 Global, Inc. (Internet Software & Services)	618	44,812
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	515	39,986
Janus Capital Group, Inc. (Capital Markets)	1,854	23,342
Jive Software, Inc.* (Software)	1,030	3,584
John Bean Technologies Corp. (Machinery)	412	18,874
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	618	1,304
Journal Media Group, Inc. (Media)	618	7,428
K12, Inc.* (Diversified Consumer Services)	618	5,679
Kaman Corp. - Class A (Trading Companies & Distributors)	412	16,414
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,133	16,746
Karyopharm Therapeutics, Inc.* (Biotechnology)	412	2,563
KB Home (Household Durables)	1,133	12,304
KCG Holdings, Inc.* - Class A (Capital Markets)	721	7,369
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,339	16,189
Kelly Services, Inc. - Class A (Professional Services)	515	8,539
Kemper Corp. (Insurance)	618	21,358
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,236	25,066
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	1,442	5,090
Key Energy Services, Inc.* (Energy Equipment & Services)	2,884	925
Kforce, Inc. (Professional Services)	412	9,188
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	515	5,171

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Kimball International, Inc. - Class B (Commercial Services & Supplies)	618	$5,958
Kindred Healthcare, Inc. (Health Care Providers & Services)	1,133	10,945
Kite Pharma, Inc.* (Biotechnology)	412	19,566
Kite Realty Group Trust (Real Estate Investment Trusts)	1,133	30,025
KLX, Inc.* (Aerospace & Defense)	721	21,075
Knight Transportation, Inc. (Road & Rail)	824	20,164
Knoll, Inc. (Commercial Services & Supplies)	721	13,230
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,133	15,409
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,442	2,783
Korn/Ferry International (Professional Services)	618	19,041
Kraton Performance Polymers, Inc.* (Chemicals)	515	7,560
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	927	2,957
Krispy Kreme Doughnuts, Inc.* (Hotels, Restaurants & Leisure)	927	13,590
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,236	14,016
Ladder Capital Corp. (Real Estate Investment Trusts)	618	6,798
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	1,957	4,599
Lakeland Bancorp, Inc. (Banks)	618	6,928
Landec Corp.* (Food Products)	515	6,195
Lannett Co., Inc.* (Pharmaceuticals)	309	7,883
LaSalle Hotel Properties (Real Estate Investment Trusts)	1,442	31,955
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,751	8,510
La-Z-Boy, Inc. (Household Durables)	721	15,458
LDR Holding Corp.* (Health Care Equipment & Supplies)	309	5,676
LegacyTexas Financial Group, Inc. (Banks)	618	12,070
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	824	8,397
Lexington Realty Trust (Real Estate Investment Trusts)	2,678	19,630
Libbey, Inc. (Household Durables)	309	4,944
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Catalog Retail)	927	20,700
LifeLock, Inc.* (Diversified Consumer Services)	1,236	14,807
Limelight Networks, Inc.* (Internet Software & Services)	1,339	1,674
Lion Biotechnologies, Inc.* (Biotechnology)	824	4,936
Lionbridge Technologies, Inc.* (IT Services)	1,133	5,246
Liquidity Services, Inc.* (Internet Software & Services)	515	3,353
Lithia Motors, Inc. - Class A (Specialty Retail)	309	23,660
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	309	31,487
LivaNova PLC* (Health Care Equipment & Supplies)	309	17,298
LivePerson, Inc.* (Internet Software & Services)	927	5,247
LogMeIn, Inc.* (Internet Software & Services)	309	16,142
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,854	29,144
LTC Properties, Inc. (Real Estate Investment Trusts)	515	22,933
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	412	5,319
Luminex Corp.* (Life Sciences Tools & Services)	618	11,859
Lumos Networks Corp.* (Diversified Telecommunication Services)	412	4,771
M.D.C. Holdings, Inc. (Household Durables)	515	11,206
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	309	11,897
M/I Homes, Inc.* (Household Durables)	412	7,383
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	1,236	25,696
MacroGenics, Inc.* (Biotechnology)	412	8,294
Magellan Health, Inc.* (Health Care Providers & Services)	309	17,613
Maiden Holdings, Ltd. (Insurance)	721	9,229
Manhattan Associates, Inc.* (Software)	927	53,441
MannKind Corp.* (Biotechnology)	3,399	3,390
ManTech International Corp. - Class A (IT Services)	412	11,878
Marchex, Inc. - Class B (Internet Software & Services)	927	3,541
Marin Software, Inc.* (Internet Software & Services)	721	2,444
MarineMax, Inc.* (Specialty Retail)	412	6,967
MarketAxess Holdings, Inc. (Diversified Financial Services)	515	59,859
Marketo, Inc.* (Internet Software & Services)	515	9,790
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	309	15,262
Marten Transport, Ltd. (Road & Rail)	412	6,913
Masimo Corp.* (Health Care Equipment & Supplies)	618	22,712
Masonite International Corp.* (Building Products)	412	22,869
MasTec, Inc.* (Construction & Engineering)	927	14,313
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	927	14,860
Matrix Service Co.* (Energy Equipment & Services)	412	7,812
Matson, Inc. (Marine)	618	24,972
Matthews International Corp. - Class A (Commercial Services & Supplies)	412	20,563

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Mattson Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,648	$5,752
MAXIMUS, Inc. (IT Services)	824	43,977
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	824	12,673
MB Financial, Inc. (Banks)	927	28,848
MBIA, Inc.* (Insurance)	2,163	14,406
McDermott International, Inc.* (Energy Equipment & Services)	3,296	9,097
McGrath RentCorp (Commercial Services & Supplies)	412	10,057
MDC Partners, Inc. - Class A (Media)	618	12,076
Media General, Inc.* (Media)	1,236	20,073
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	2,678	29,458
Medidata Solutions, Inc.* (Health Care Technology)	721	30,807
Mentor Graphics Corp. (Software)	1,236	21,482
Mercury Systems, Inc.* (Electronic Equipment, Instruments & Components)	618	11,798
Meredith Corp. (Media)	515	21,790
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	824	11,577
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	618	11,897
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	618	10,228
Meritage Homes Corp.* (Household Durables)	515	17,000
Meritor, Inc.* (Machinery)	1,339	9,145
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	1,545	9,533
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	515	13,421
MGE Energy, Inc. (Electric Utilities)	515	24,952
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	4,223	27,955
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,339	42,446
MiMedx Group, Inc.* (Biotechnology)	1,545	12,854
Minerals Technologies, Inc. (Chemicals)	412	16,888
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	721	25,552
Mobile Mini, Inc. (Commercial Services & Supplies)	618	16,019
MobileIron, Inc.* (Software)	824	3,041
Modine Manufacturing Co.* (Auto Components)	824	5,290
ModusLink Global Solutions, Inc.* (IT Services)	1,133	2,436
Molina Healthcare, Inc.* (Health Care Providers & Services)	412	22,623
Momenta Pharmaceuticals, Inc.* (Biotechnology)	824	10,234
MoneyGram International, Inc.* (IT Services)	618	3,275
Monmouth Real Estate Investment Corp. - Class A (Real Estate Investment Trusts)	927	9,530
Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	2,266	19,760
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	515	32,224
Monotype Imaging Holdings, Inc. (Software)	618	15,413
Monro Muffler Brake, Inc. (Specialty Retail)	412	27,089
Monster Worldwide, Inc.* (Internet Software & Services)	1,442	7,196
Moog, Inc.* - Class A (Aerospace & Defense)	515	23,860
Morgans Hotel Group Co.* (Hotels, Restaurants & Leisure)	721	1,218
MRC Global, Inc.* (Trading Companies & Distributors)	1,339	13,457
MSA Safety, Inc. (Commercial Services & Supplies)	412	17,634
Mueller Industries, Inc. (Machinery)	721	18,349
Mueller Water Products, Inc. - Class A (Machinery)	2,163	17,758
Myers Industries, Inc. (Containers & Packaging)	412	4,693
Myriad Genetics, Inc.* (Biotechnology)	927	36,125
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	412	5,822
National Bank Holdings Corp. (Banks)	515	10,140
National CineMedia, Inc. (Media)	927	14,498
National General Holdings Corp. (Insurance)	515	10,192
National Health Investors, Inc. (Real Estate Investment Trusts)	515	31,250
National Penn Bancshares, Inc. (Banks)	1,854	21,136
National Storage Affiliates Trust (Real Estate Investment Trusts)	515	8,956
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	618	6,242
Natus Medical, Inc.* (Health Care Equipment & Supplies)	412	14,535
Nautilus, Inc.* (Leisure Products)	515	10,032
Navidea Biopharmaceuticals, Inc.* (Biotechnology)	3,399	2,821
Navigant Consulting, Inc.* (Professional Services)	721	11,385
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	1,648	3,757
Navios Maritime Holdings, Inc. (Marine)	1,648	1,605
Navistar International Corp.* (Machinery)	721	5,242
NBT Bancorp, Inc. (Banks)	618	16,006
NCI Building Systems, Inc.* (Building Products)	515	5,346
Nektar Therapeutics* (Pharmaceuticals)	1,751	23,884
Nelnet, Inc. - Class A (Consumer Finance)	309	10,033
Neogen Corp.* (Health Care Equipment & Supplies)	515	26,873
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,133	7,727
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	618	5,543

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
NETGEAR, Inc.* (Communications Equipment)	515	$19,246
NetScout Systems, Inc.* (Communications Equipment)	515	11,098
Neurocrine Biosciences, Inc.* (Biotechnology)	1,030	43,826
NeuStar, Inc.* - Class A (IT Services)	721	17,722
New Jersey Resources Corp. (Gas Utilities)	1,133	39,904
New Media Investment Group, Inc. (Media)	618	10,704
New Residential Investment Corp. (Real Estate Investment Trusts)	2,472	28,156
New Senior Investment Group, Inc. (Real Estate Investment Trusts)	927	8,519
New York Mortgage Trust, Inc. (Real Estate Investment Trusts)	1,648	7,976
New York REIT, Inc. (Real Estate Investment Trusts)	2,163	22,236
NewBridge Bancorp (Banks)	721	8,162
Newpark Resources, Inc.* (Energy Equipment & Services)	1,339	6,521
Newport Corp.* (Electronic Equipment, Instruments & Components)	618	9,412
NewStar Financial, Inc.* (Diversified Financial Services)	515	3,945
Nexstar Broadcasting Group, Inc. - Class A (Media)	412	18,627
NIC, Inc. (Internet Software & Services)	927	18,345
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	721	4,737
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	927	4,867
Nobilis Health Corp.* (Health Care Providers & Services)	721	1,521
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	1,236	15,710
North Atlantic Drilling, Ltd.* (Energy Equipment & Services)	309	559
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,133	3,739
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	721	11,161
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,339	16,831
Northwest Biotherapeutics, Inc.* (Biotechnology)	824	1,747
Northwest Natural Gas Co. (Gas Utilities)	412	21,403
NorthWestern Corp. (Multi-Utilities)	618	34,509
Novatel Wireless, Inc.* (Communications Equipment)	1,133	1,224
Novavax, Inc.* (Biotechnology)	3,399	17,505
NRG Yield, Inc. - Class A (Independent Power and Renewable Electricity Producers)	515	6,386
NRG Yield, Inc. - Class C (Independent Power and Renewable Electricity Producers)	515	6,819
Nutrisystem, Inc. (Internet & Catalog Retail)	412	8,162
NuVasive, Inc.* (Health Care Equipment & Supplies)	618	28,502
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	927	17,539
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,854	9,919
Ocata Therapeutics, Inc.* (Biotechnology)	927	7,824
Oclaro, Inc.* (Communications Equipment)	2,163	7,484
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	1,545	8,358
OFG Bancorp (Banks)	721	4,052
Oil States International, Inc.* (Energy Equipment & Services)	721	20,353
Old National Bancorp (Banks)	1,545	19,034
Old Second Bancorp, Inc.* (Banks)	721	5,126
Olin Corp. (Chemicals)	1,030	17,448
OM Asset Management PLC (Capital Markets)	412	4,660
Omeros Corp.* (Pharmaceuticals)	515	5,557
Omnicell, Inc.* (Health Care Technology)	515	14,415
OMNOVA Solutions, Inc.* (Chemicals)	824	4,326
On Assignment, Inc.* (Professional Services)	721	27,866
Oncothyreon, Inc.* (Biotechnology)	1,854	2,466
ONE Gas, Inc. (Gas Utilities)	721	40,780
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	412	5,290
Ophthotech Corp.* (Biotechnology)	309	16,745
OPOWER, Inc.* (Internet Software & Services)	515	4,378
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,133	6,198
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,030	7,519
Orexigen Therapeutics, Inc.* (Biotechnology)	1,751	3,204
Organovo Holdings, Inc.* (Biotechnology)	1,545	3,028
Orion Marine Group, Inc.* (Construction & Engineering)	721	2,603
Oritani Financial Corp. (Thrifts & Mortgage Finance)	721	12,055
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	515	18,231
Otter Tail Corp. (Electric Utilities)	515	14,338
OvaScience, Inc.* (Biotechnology)	309	1,746
Owens & Minor, Inc. (Health Care Providers & Services)	824	28,552
P.H. Glatfelter Co. (Paper & Forest Products)	618	9,122
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,236	13,213
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	515	1,797
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	515	30,601
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	412	19,673
PAREXEL International Corp.* (Life Sciences Tools & Services)	721	46,115
Park Sterling Corp. (Banks)	927	6,786

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Parker Drilling Co.* (Energy Equipment & Services)	2,163	$2,963
Parkway Properties, Inc. (Real Estate Investment Trusts)	1,133	15,262
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	1,133	21,822
Party City Holdco, Inc.* (Specialty Retail)	412	3,968
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	721	13,663
Paycom Software, Inc.* (Software)	412	12,422
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	515	29,288
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	515	5,577
PDL BioPharma, Inc. (Biotechnology)	2,369	7,439
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	206	917
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	927	22,637
Pegasystems, Inc. (Software)	515	12,103
Pendrell Corp.* (Professional Services)	3,708	2,002
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,133	16,009
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	927	18,151
PennyMac Mortgage Investment Trust (Real Estate Investment Trusts)	1,030	13,957
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	4,120	4,038
Perficient, Inc.* (IT Services)	515	9,811
Performance Sports Group, Ltd.* (Leisure Products)	721	5,155
Pernix Therapeutics Holdings, Inc.* (Pharmaceuticals)	1,030	2,245
PGT, Inc.* (Building Products)	721	7,066
PharMerica Corp.* (Health Care Providers & Services)	412	12,232
PHH Corp.* (Thrifts & Mortgage Finance)	721	8,854
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,030	12,298
Physicians Realty Trust (Real Estate Investment Trusts)	1,030	17,582
PICO Holdings, Inc.* (Diversified Financial Services)	412	3,617
Piedmont Natural Gas Co., Inc. (Gas Utilities)	1,030	61,017
Pier 1 Imports, Inc. (Specialty Retail)	1,236	4,969
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	824	25,165
Pinnacle Financial Partners, Inc. (Banks)	515	25,673
Pioneer Energy Services Corp.* (Energy Equipment & Services)	1,133	1,552
Plantronics, Inc. (Communications Equipment)	515	23,087
Plexus Corp.* (Electronic Equipment, Instruments & Components)	412	14,399
Plug Power, Inc.* (Electrical Equipment)	2,987	5,586
PNM Resources, Inc. (Electric Utilities)	1,030	32,352
Polycom, Inc.* (Communications Equipment)	1,854	18,892
PolyOne Corp. (Chemicals)	1,133	30,659
Pool Corp. (Distributors)	515	43,517
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	309	19,044
Portland General Electric Co. (Electric Utilities)	1,030	40,036
Portola Pharmaceuticals, Inc.* (Biotechnology)	618	20,413
Post Holdings, Inc.* (Food Products)	721	42,180
Potbelly Corp.* (Hotels, Restaurants & Leisure)	412	4,408
Potlatch Corp. (Real Estate Investment Trusts)	515	14,853
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	412	19,418
PowerSecure International, Inc.* (Electrical Equipment)	412	4,524
POZEN, Inc.* (Pharmaceuticals)	618	4,048
PRA Group, Inc.* (Consumer Finance)	618	18,386
Preferred Apartment Communities, Inc. - Class A (Real Estate Investment Trusts)	515	6,206
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	721	33,656
Primerica, Inc. (Insurance)	618	27,816
Primoris Services Corp. (Construction & Engineering)	618	12,601
PrivateBancorp, Inc. (Banks)	1,030	38,758
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,236	5,154
Progress Software Corp.* (Software)	721	18,667
Proofpoint, Inc.* (Software)	515	25,935
PROS Holdings, Inc.* (Software)	412	5,059
Prosperity Bancshares, Inc. (Banks)	824	34,938
Prothena Corp. PLC* (Biotechnology)	412	16,047
Proto Labs, Inc.* (Machinery)	309	16,992
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	927	18,206
PTC Therapeutics, Inc.* (Biotechnology)	412	9,814
Qlik Technologies, Inc.* (Software)	1,133	28,370
QLogic Corp.* (Technology Hardware, Storage & Peripherals)	1,236	15,846
QTS Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	309	14,276
Quad/Graphics, Inc. (Commercial Services & Supplies)	515	5,191
Quality Systems, Inc. (Health Care Technology)	721	9,452
Qualys, Inc.* (Software)	309	8,031
Quanex Building Products Corp. (Building Products)	515	9,533
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	4,017	1,909
Quidel Corp.* (Health Care Equipment & Supplies)	412	7,020
QuinStreet, Inc.* (Internet Software & Services)	824	3,139
Quotient Technology, Inc.* (Internet Software & Services)	927	5,627

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Radian Group, Inc. (Thrifts & Mortgage Finance)	2,369	$23,832
Radiant Logistics, Inc.* (Air Freight & Logistics)	618	2,046
Radius Health, Inc.* (Biotechnology)	412	13,196
RadNet, Inc.* (Health Care Providers & Services)	824	4,928
RAIT Financial Trust (Real Estate Investment Trusts)	1,339	3,428
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,545	18,911
Ramco-Gershenson Properties Trust (Real Estate Investment Trusts)	1,133	19,363
Raptor Pharmaceutical Corp.* (Biotechnology)	1,133	4,645
Raven Industries, Inc. (Industrial Conglomerates)	515	7,730
Rayonier Advanced Materials, Inc. (Chemicals)	618	4,326
RBC Bearings, Inc.* (Machinery)	309	18,333
Real Industry, Inc.* (Metals & Mining)	515	3,296
RealD, Inc.* (Electronic Equipment, Instruments & Components)	721	7,491
RealNetworks, Inc.* (Internet Software & Services)	721	2,610
RealPage, Inc.* (Software)	721	13,908
Redwood Trust, Inc. (Real Estate Investment Trusts)	1,133	12,202
Regis Corp.* (Diversified Consumer Services)	618	9,233
Regulus Therapeutics, Inc.* (Biotechnology)	618	3,572
Relypsa, Inc.* (Pharmaceuticals)	412	7,762
Renasant Corp. (Banks)	412	13,081
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	721	4,997
Rent-A-Center, Inc. (Specialty Retail)	721	9,820
Rentech, Inc.* (Chemicals)	412	803
Repligen Corp.* (Biotechnology)	412	9,126
Republic Airways Holdings, Inc.* (Airlines)	824	1,755
Resource Capital Corp. (Real Estate Investment Trusts)	515	5,366
Resources Connection, Inc. (Professional Services)	618	9,338
Restoration Hardware Holdings, Inc.* (Specialty Retail)	412	25,387
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	1,236	22,854
RetailMeNot, Inc.* (Internet Software & Services)	618	5,624
Retrophin, Inc.* (Biotechnology)	515	7,710
Rex Energy Corp.* (Oil, Gas & Consumable Fuels)	1,030	766
Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	824	13,423
Rexnord Corp.* (Machinery)	1,339	21,919
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,751	4,815
RingCentral, Inc.* - Class A (Software)	721	15,732
RLI Corp. (Insurance)	515	30,540
RLJ Lodging Trust (Real Estate Investment Trusts)	1,648	30,142
Roadrunner Transportation Systems, Inc.* (Road & Rail)	412	3,263
Rocket Fuel, Inc.* (Internet Software & Services)	618	1,934
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	721	4,513
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	412	10,502
Rouse Properties, Inc. (Real Estate Investment Trusts)	618	10,815
Rovi Corp.* (Software)	1,236	24,053
RPX Corp.* (Professional Services)	824	9,542
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	721	16,980
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	1,030	3,306
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	1,133	6,175
Ruckus Wireless, Inc.* (Communications Equipment)	1,133	9,529
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	618	7,917
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	515	9,837
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	618	10,043
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	515	24,179
S&T Bancorp, Inc. (Banks)	515	13,910
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	824	15,129
Safe Bulkers, Inc. (Marine)	1,133	497
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	412	6,225
Saia, Inc.* (Road & Rail)	412	8,813
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	824	2,983
Sanderson Farms, Inc. (Food Products)	309	25,097
Sandy Spring Bancorp, Inc. (Banks)	412	10,959
Sangamo BioSciences, Inc.* (Biotechnology)	1,030	6,232
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,133	21,232
Sapiens International Corp. N.V. (Software)	515	5,181
Sarepta Therapeutics, Inc.* (Biotechnology)	618	7,342
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	412	12,929
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	412	5,541
Scholastic Corp. (Media)	412	14,144
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	412	17,304
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	824	6,584
Science Applications International Corp. (IT Services)	618	26,339

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	721	$4,268
SciQuest, Inc.* (Internet Software & Services)	515	6,556
Scorpio Bulkers, Inc.* (Marine)	309	1,014
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	2,369	14,451
SeaChange International, Inc.* (Software)	721	4,485
Seacoast Banking Corp. of Florida* (Banks)	412	6,106
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	103	1,489
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	927	17,669
Select Comfort Corp.* (Specialty Retail)	721	15,184
Select Income REIT (Real Estate Investment Trusts)	824	15,574
Select Medical Holdings Corp. (Health Care Providers & Services)	1,442	13,742
Selective Insurance Group, Inc. (Insurance)	721	22,575
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	515	11,402
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	927	18,633
Senomyx, Inc.* (Chemicals)	1,030	3,481
Sensient Technologies Corp. (Chemicals)	618	36,876
Sequenom, Inc.* (Life Sciences Tools & Services)	2,163	3,482
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	412	2,653
ServiceSource International, Inc.* (IT Services)	1,133	4,385
ServisFirst Bancshares, Inc. (Banks)	309	12,382
Seventy Seven Energy, Inc.* (Energy Equipment & Services)	1,133	486
SFX Entertainment, Inc.* (Media)	1,133	147
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	824	18,936
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	824	11,033
ShoreTel, Inc.* (Communications Equipment)	1,133	9,302
Shutterfly, Inc.* (Internet & Catalog Retail)	515	21,449
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	618	4,097
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	824	4,841
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	515	23,484
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	618	8,627
Silver Spring Networks, Inc.* (Software)	618	7,076
Simmons First National Corp. - Class A (Banks)	412	18,256
Simpson Manufacturing Co., Inc. (Building Products)	618	20,164
Sinclair Broadcast Group, Inc. - Class A (Media)	824	27,193
Skullcandy, Inc.* (Household Durables)	618	1,965
SkyWest, Inc. (Airlines)	721	10,829
Smart & Final Stores, Inc.* (Food & Staples Retailing)	412	6,625
Smith & Wesson Holding Corp.* (Leisure Products)	824	17,765
Snyder’s-Lance, Inc. (Food Products)	618	19,510
Solazyme, Inc.* (Oil, Gas & Consumable Fuels)	1,648	2,719
Sonic Automotive, Inc. - Class A (Specialty Retail)	515	8,817
Sonic Corp. (Hotels, Restaurants & Leisure)	721	21,183
Sonus Networks, Inc.* (Communications Equipment)	927	5,562
Sorrento Therapeutics, Inc.* (Biotechnology)	515	2,704
Sotheby’s - Class A (Diversified Consumer Services)	824	19,356
South Jersey Industries, Inc. (Gas Utilities)	927	23,045
South State Corp. (Banks)	309	20,657
Southside Bancshares, Inc. (Banks)	412	9,282
Southwest Gas Corp. (Gas Utilities)	618	36,357
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	412	46,423
SpartanNash Co. (Food & Staples Retailing)	515	10,568
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,133	5,620
STAAR Surgical Co.* (Health Care Equipment & Supplies)	721	4,708
STAG Industrial, Inc. (Real Estate Investment Trusts)	927	15,694
Stage Stores, Inc. (Specialty Retail)	515	4,275
State Bank Financial Corp. (Banks)	515	9,919
State National Cos., Inc. (Insurance)	618	6,087
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,133	14,457
Stein Mart, Inc. (Specialty Retail)	618	4,548
STERIS PLC (Health Care Equipment & Supplies)	721	49,923
Sterling Bancorp (Banks)	1,236	19,418
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	721	23,281
Stewart Information Services Corp. (Insurance)	309	10,957
Stifel Financial Corp.* (Capital Markets)	824	27,571
Stillwater Mining Co.* (Metals & Mining)	1,648	10,794
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	824	2,538
Stoneridge, Inc.* (Auto Components)	515	5,825
STORE Capital Corp. (Real Estate Investment Trusts)	515	12,767
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	721	11,752
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	412	5,212
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	1,236	12,545

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Summit Materials, Inc.* - Class A (Construction Materials)	412	$6,538
Sun Communities, Inc. (Real Estate Investment Trusts)	618	41,152
Sun Hydraulics Corp. (Machinery)	309	7,867
SunCoke Energy, Inc. (Metals & Mining)	927	3,504
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	2,678	31,815
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	515	15,337
Superior Industries International, Inc. (Auto Components)	412	7,585
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	515	5,840
SUPERVALU, Inc.* (Food & Staples Retailing)	3,399	15,465
Swift Transportation Co.* (Road & Rail)	1,133	18,479
Sykes Enterprises, Inc.* (IT Services)	515	15,162
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	515	37,755
Synchronoss Technologies, Inc.* (Software)	515	15,780
Synergy Pharmaceuticals, Inc.* (Biotechnology)	1,442	5,408
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1,442	9,142
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	412	34,587
Synta Pharmaceuticals Corp.* (Biotechnology)	2,060	504
Syntel, Inc.* (IT Services)	412	19,504
Take-Two Interactive Software, Inc.* (Software)	1,133	39,315
TAL International Group, Inc. (Trading Companies & Distributors)	515	5,809
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	1,133	8,101
Talmer Bancorp, Inc. - Class A (Banks)	824	13,233
Tangoe, Inc.* (Software)	618	5,173
TASER International, Inc.* (Aerospace & Defense)	721	11,096
Taylor Morrison Home Corp.* - Class A (Household Durables)	515	6,206
Team Health Holdings, Inc.* (Health Care Providers & Services)	927	37,886
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	515	32,136
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	1,339	6,119
TeleCommunication Systems, Inc.* - Class A (Software)	1,339	6,641
Teledyne Technologies, Inc.* (Aerospace & Defense)	412	33,475
Telenav, Inc.* (Software)	618	3,560
Teligent, Inc.* (Pharmaceuticals)	927	6,656
Tenneco, Inc.* (Auto Components)	721	27,548
Terreno Realty Corp. (Real Estate Investment Trusts)	618	13,893
TESARO, Inc.* (Biotechnology)	309	10,673
Tesco Corp. (Energy Equipment & Services)	721	4,903
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	721	20,779
Tetra Tech, Inc. (Commercial Services & Supplies)	824	21,828
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,339	8,288
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	515	2,802
Texas Capital Bancshares, Inc.* (Banks)	618	22,063
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	927	34,141
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	309	3,291
TG Therapeutics, Inc.* (Biotechnology)	515	4,208
The Advisory Board Co.* (Professional Services)	515	23,572
The Andersons, Inc. (Food & Staples Retailing)	412	12,076
The Bancorp, Inc.* (Banks)	618	2,781
The Brink’s Co. (Commercial Services & Supplies)	618	18,169
The Buckle, Inc. (Specialty Retail)	412	11,709
The Cato Corp. - Class A (Specialty Retail)	412	16,616
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	618	29,849
The E.W. Scripps Co. - Class A (Media)	824	15,640
The Empire District Electric Co. (Electric Utilities)	618	18,132
The Ensign Group, Inc. (Health Care Providers & Services)	618	13,874
The Finish Line, Inc. - Class A (Specialty Retail)	618	11,705
The Fresh Market, Inc.* (Food & Staples Retailing)	618	11,841
The GEO Group, Inc. (Real Estate Investment Trusts)	927	27,421
The Greenbrier Cos., Inc. (Machinery)	412	10,654
The Hackett Group, Inc. (IT Services)	515	7,607
The KEYW Holding Corp.* (Aerospace & Defense)	618	2,905
The Laclede Group, Inc. (Gas Utilities)	515	32,929
The Medicines Co.* (Pharmaceuticals)	824	28,477
The Men’s Wearhouse, Inc. (Specialty Retail)	618	8,473
The New York Times Co. - Class A (Media)	1,854	24,510
The Pep Boys - Manny, Moe & Jack* (Specialty Retail)	824	15,236
The Rubicon Project, Inc.* (Software)	412	5,558
The Spectranetics Corp.* (Health Care Equipment & Supplies)	618	7,447
The St Joe Co.* (Real Estate Management & Development)	927	14,749
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,854	13,256
Theravance Biopharma, Inc.* (Pharmaceuticals)	515	8,456

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Thermon Group Holdings, Inc.* (Electrical Equipment)	515	$8,662
Third Point Reinsurance, Ltd.* (Insurance)	1,133	13,199
Threshold Pharmaceuticals, Inc.* (Biotechnology)	1,339	428
Tidewater, Inc. (Energy Equipment & Services)	618	3,282
Tile Shop Holdings, Inc.* (Specialty Retail)	515	7,782
Time, Inc. (Media)	1,442	21,630
TimkenSteel Corp. (Metals & Mining)	515	4,640
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	721	4,636
Titan International, Inc. (Machinery)	721	2,163
TiVo, Inc.* (Software)	1,339	10,685
TowneBank (Banks)	721	13,749
TransAtlantic Petroleum, Ltd.* (Oil, Gas & Consumable Fuels)	824	785
TransEnterix, Inc.* (Health Care Equipment & Supplies)	1,236	3,411
Travelport Worldwide, Ltd. (IT Services)	1,442	15,703
Tredegar Corp. (Chemicals)	412	5,410
TreeHouse Foods, Inc.* (Food Products)	515	40,870
Trevena, Inc.* (Biotechnology)	721	5,249
Trex Co., Inc.* (Building Products)	412	15,475
TRI Pointe Group, Inc.* (Household Durables)	2,060	21,713
Triangle Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,030	467
Tribune Publishing Co. (Media)	515	4,810
TriCo Bancshares (Banks)	412	10,510
TriMas Corp.* (Machinery)	618	10,685
TriNet Group, Inc.* (Professional Services)	618	9,146
Triple-S Management Corp.* (Health Care Providers & Services)	412	9,183
Tronox, Ltd. (Chemicals)	927	3,309
Trovagene, Inc.* (Biotechnology)	515	1,875
TrueBlue, Inc.* (Professional Services)	618	14,115
TrueCar, Inc.* (Internet Software & Services)	824	5,340
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,442	7,931
Trustmark Corp. (Banks)	927	20,060
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	927	5,404
Tuesday Morning Corp.* (Multiline Retail)	721	4,016
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	824	14,247
Tutor Perini Corp.* (Construction & Engineering)	515	6,803
Tyler Technologies, Inc.* (Software)	412	64,708
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	721	13,447
Ubiquiti Networks, Inc.* (Communications Equipment)	412	12,199
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	721	3,720
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,957	4,423
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	412	23,134
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	412	8,310
UMB Financial Corp. (Banks)	515	24,154
UMH Properties, Inc. (Real Estate Investment Trusts)	515	4,856
Umpqua Holdings Corp. (Banks)	2,781	40,268
Unilife Corp.* (Health Care Equipment & Supplies)	2,472	2,219
Union Bankshares Corp. (Banks)	618	14,195
Unisys Corp.* (IT Services)	721	7,080
Unit Corp.* (Energy Equipment & Services)	721	7,520
United Bankshares, Inc. (Banks)	927	31,129
United Community Banks, Inc. (Banks)	721	13,021
United Community Financial Corp. (Thrifts & Mortgage Finance)	1,030	6,314
United Development Funding IV (Real Estate Investment Trusts)	515	5,186
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	721	8,147
United Natural Foods, Inc.* (Food & Staples Retailing)	618	21,642
Universal American Corp. (Health Care Providers & Services)	824	5,208
Universal Corp. (Tobacco)	309	16,912
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	515	25,287
Universal Insurance Holdings, Inc. (Insurance)	515	9,651
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	2,575	2,461
Urban Edge Properties (Real Estate Investment Trusts)	1,133	27,532
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	412	8,364
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	412	51,501
Valley National Bancorp (Banks)	2,987	26,286
Vanda Pharmaceuticals, Inc.* (Biotechnology)	721	6,150
VASCO Data Security International, Inc.* (Software)	412	6,386
Vector Group, Ltd. (Tobacco)	1,030	24,019
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	515	9,600
Verastem, Inc.* (Biotechnology)	721	865
Verint Systems, Inc.* (Software)	721	26,396
Versartis, Inc.* (Biotechnology)	412	4,590
ViaSat, Inc.* (Communications Equipment)	515	32,188
Violin Memory, Inc.* (Technology Hardware, Storage & Peripherals)	2,060	1,833
Virgin America, Inc.* (Airlines)	412	12,710
VirnetX Holding Corp.* (Software)	1,133	4,509
Virtusa Corp.* (IT Services)	412	18,425
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,854	21,247
Vitamin Shoppe, Inc.* (Specialty Retail)	412	12,537
VIVUS, Inc.* (Pharmaceuticals)	2,266	2,289

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Common Stocks, continued

	Shares	Value
Vocera Communications, Inc.* (Health Care Technology)	515	$7,411
Vonage Holdings Corp.* (Diversified Telecommunication Services)	2,678	13,738
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	824	1,607
Wabash National Corp.* (Machinery)	1,030	11,392
WageWorks, Inc.* (Professional Services)	515	23,041
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	412	9,872
Walter Investment Management Corp.* (Thrifts & Mortgage Finance)	515	5,093
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,236	26,389
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	927	23,388
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	515	7,133
Watts Water Technologies, Inc. - Class A (Machinery)	412	20,299
Web.com Group, Inc.* (Internet Software & Services)	618	11,637
WebMD Health Corp.* (Internet Software & Services)	515	26,323
Webster Financial Corp. (Banks)	1,133	37,581
Weight Watchers International, Inc.* (Diversified Consumer Services)	824	10,457
WellCare Health Plans, Inc.* (Health Care Providers & Services)	515	39,130
Werner Enterprises, Inc. (Road & Rail)	618	14,925
WesBanco, Inc. (Banks)	515	14,945
Wesco Aircraft Holdings, Inc.* (Transportation Infrastructure)	927	10,466
West Corp. (Commercial Services & Supplies)	721	13,057
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	927	53,044
Westamerica Bancorp (Banks)	309	13,494
Western Alliance Bancorp* (Banks)	1,030	33,557
Western Asset Mortgage Capital Corp. (Real Estate Investment Trusts)	618	6,063
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	927	30,497
WGL Holdings, Inc. (Gas Utilities)	618	41,276
Whitestone REIT (Real Estate Investment Trusts)	412	4,540
Wilshire Bancorp, Inc. (Banks)	1,030	10,908
Windstream Holdings, Inc. (Diversified Telecommunication Services)	1,545	8,915
Winnebago Industries, Inc. (Automobiles)	412	7,255
Wintrust Financial Corp. (Banks)	618	26,012
WisdomTree Investments, Inc. (Capital Markets)	1,442	17,304
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,339	22,642
Woodward, Inc. (Machinery)	824	38,062
World Wrestling Entertainment, Inc. - Class A (Media)	515	9,219
Worthington Industries, Inc. (Metals & Mining)	618	18,905
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	515	10,274
WSFS Financial Corp. (Thrifts & Mortgage Finance)	412	11,973
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	927	5,080
Xencor, Inc.* (Biotechnology)	412	4,458
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,442	21,096
XenoPort, Inc.* (Pharmaceuticals)	1,133	5,631
XO Group, Inc.* (Internet Software & Services)	515	7,674
XOMA Corp.* (Biotechnology)	1,648	1,664
XPO Logistics, Inc.* (Air Freight & Logistics)	927	21,181
Xura, Inc.* (Software)	412	8,842
Yadkin Financial Corp. (Banks)	412	9,575
YRC Worldwide, Inc.* (Road & Rail)	618	6,390
ZAGG, Inc.* (Household Durables)	618	5,698
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	721	16,742
Zendesk, Inc.* (Software)	721	15,869
ZIOPHARM Oncology, Inc.* (Biotechnology)	927	4,607
Zix Corp.* (Software)	1,854	8,324
Zoe’s Kitchen, Inc.* (Hotels, Restaurants & Leisure)	412	11,445
Zogenix, Inc.* (Pharmaceuticals)	412	3,906
Zumiez, Inc.* (Specialty Retail)	824	14,923
TOTAL COMMON STOCKS (Cost $13,688,728)		17,457,330

Contingent Rights (NM)

	Shares	Value
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	2,635	—
Dyax Corp. CVR*+(b) (Biotechnology)	1,854	2,058
Leap Wireless International, Inc.*+^(c) (Wireless Telecommunication Services)	1,900	4,788
Trius Therapeutics, Inc.*+^(a) (Biotechnology)	1,015	—
TOTAL CONTINGENT RIGHTS (Cost $4,788)		6,846

Warrant (0.0%)

	Shares	Value
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil, Gas & Consumable Fuels)	406	—
TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(d)(e)(53.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.20%-0.32%, dated 1/29/16, due 2/1/16, total to be received $12,003,277	$12,003,000	$12,003,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,003,000)		12,003,000
TOTAL INVESTMENT SECURITIES (Cost $25,696,516) - 132.2%		29,467,176
Net other assets (liabilities) - (32.2)%		(7,169,211)
NET ASSETS - 100.0%		$22,297,965

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

*	Non-income producing security
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2016, these securities represented 0.031% of the net assets of the fund.
^	The advisor has deemed these securities to be illiquid. As of January 31, 2016, these securities represented 0.021% of the net assets of the fund.
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.
(c)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(d)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2016, the aggregate amount held in a segregated account was $5,339,000.

(e)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	40	3/21/16	$4,134,000	$(408,686)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

iShares Russell 2000 ETF	Goldman Sachs International	2/29/16	(0.20)%	$4,779,774	$148,693
Russell 2000 Index	Goldman Sachs International	2/29/16	0.30%	11,077,258	349,556
				15,857,032	$498,249

iShares Russell 2000 ETF	UBS AG	2/29/16	0.10%	1,556,536	283,922
Russell 2000 Index	UBS AG	2/29/16	0.25%	5,536,355	434,363
				7,092,891	718,285

				$22,949,923	$1,216,534

^                                          Reflects the floating financing rate, as of January 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$230,853	1.0%
Air Freight & Logistics	85,137	0.4%
Airlines	50,681	0.2%
Auto Components	171,331	0.8%
Automobiles	7,255	NM
Banks	1,567,725	7.1%
Beverages	2,818	NM
Biotechnology	825,229	3.7%
Building Products	154,018	0.7%
Capital Markets	188,474	0.8%
Chemicals	285,013	1.3%
Commercial Services & Supplies	367,016	1.6%
Communications Equipment	304,041	1.4%
Construction & Engineering	154,583	0.7%
Construction Materials	22,988	0.1%
Consumer Finance	80,918	0.4%
Containers & Packaging	60,428	0.3%
Distributors	68,636	0.3%
Diversified Consumer Services	196,323	0.9%
Diversified Financial Services	86,986	0.4%
Diversified Telecommunication Services	142,435	0.6%
Electric Utilities	264,902	1.2%
Electrical Equipment	114,973	0.5%
Electronic Equipment, Instruments & Components	489,698	2.2%
Energy Equipment & Services	144,058	0.6%
Food & Staples Retailing	140,398	0.6%
Food Products	256,979	1.2%
Gas Utilities	296,712	1.3%
Health Care Equipment & Supplies	611,939	2.7%
Health Care Providers & Services	447,443	2.0%
Health Care Technology	88,389	0.4%
Hotels, Restaurants & Leisure	544,137	2.4%
Household Durables	186,234	0.8%
Household Products	23,719	0.1%
Independent Power and Renewable Electricity Producers	86,205	0.4%
Industrial Conglomerates	7,730	NM
Insurance	374,795	1.7%
Internet & Catalog Retail	75,118	0.3%
Internet Software & Services	434,757	1.9%
IT Services	534,665	2.4%
Leisure Products	46,056	0.2%
Life Sciences Tools & Services	124,500	0.6%
Machinery	431,654	1.9%
Marine	29,976	0.1%
Media	333,211	1.5%
Metals & Mining	121,242	0.5%
Multiline Retail	91,981	0.4%
Multi-Utilities	95,477	0.4%
Oil, Gas & Consumable Fuels	330,417	1.5%
Paper & Forest Products	82,956	0.4%
Personal Products	4,120	NM
Pharmaceuticals	327,873	1.5%
Professional Services	261,542	1.2%
Real Estate Investment Trusts	1,849,846	8.5%
Real Estate Management & Development	64,151	0.3%
Road & Rail	103,041	0.5%
Semiconductors & Semiconductor Equipment	696,384	3.1%
Software	894,636	4.1%
Specialty Retail	505,896	2.3%
Technology Hardware, Storage & Peripherals	133,843	0.6%
Textiles, Apparel & Luxury Goods	145,894	0.7%
Thrifts & Mortgage Finance	378,970	1.7%
Tobacco	40,931	0.2%
Trading Companies & Distributors	113,781	0.5%
Transportation Infrastructure	10,466	NM
Water Utilities	41,471	0.2%
Wireless Telecommunication Services	28,122	0.1%
Other **	4,833,789	21.6%
Total	$22,297,965	100.0%

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2016 (unaudited)

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Not applicable - only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*		/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	April 5, 2016

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	March 30, 2016

* Print the name and title of each signing officer under his or her signature.